UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2010 to August 31, 2010

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to Rules 12-12–12-14 of Regulation S-X are as follows:

Ultra QQQ®

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 77.9%
	Consumer Discretionary - 11.7%

99,686	Amazon.com, Inc.*	$12,443,803
51,622	Apollo Group, Inc., Class A*	2,192,903
118,646	Bed Bath & Beyond, Inc.*	4,267,697
486,613	Comcast Corp., Class A	8,330,815
217,585	DIRECTV, Class A*	8,250,823
72,452	DISH Network Corp., Class A	1,300,513
94,011	Expedia, Inc.	2,149,091
62,643	Garmin Ltd.	1,666,930
184,310	Liberty Media Corp. - Interactive, Class A*	1,944,471
140,066	Mattel, Inc.	2,939,985
479,760	News Corp., Class A	6,030,583
46,178	O’Reilly Automotive, Inc.*	2,182,834
16,906	priceline.com, Inc.*	4,927,761
41,706	Ross Stores, Inc.	2,069,869
40,438	Sears Holdings Corp.*	2,503,112
165,179	Staples, Inc.	2,935,231
348,126	Starbucks Corp.	8,003,417
56,131	Urban Outfitters, Inc.*	1,701,892
113,468	Virgin Media, Inc.	2,361,269
45,212	Wynn Resorts Ltd.	3,644,539
		81,847,538
	Consumer Staples - 0.6%

77,946	Costco Wholesale Corp.	4,407,846

	Health Care - 11.7%

150,553	Amgen, Inc.*	7,684,225
97,783	Biogen Idec, Inc.*	5,260,726
153,516	Celgene Corp.*	7,909,144
24,589	Cephalon, Inc.*	1,391,983
27,465	Cerner Corp.*	2,000,825
47,625	DENTSPLY International, Inc.	1,324,927
164,771	Express Scripts, Inc.*	7,019,245
112,721	Genzyme Corp.*	7,902,869
295,249	Gilead Sciences, Inc.*	9,406,633
30,433	Henry Schein, Inc.*	1,606,863
91,523	Hologic, Inc.*	1,298,711
39,723	Illumina, Inc.*	1,703,720
13,090	Intuitive Surgical, Inc.*	3,469,243
62,260	Life Technologies Corp.*	2,662,860
104,890	Mylan, Inc.*	1,799,913
39,553	Patterson Cos., Inc.	1,000,295
79,116	QIAGEN N.V.*	1,409,847
248,833	Teva Pharmaceutical Industries Ltd. (ADR)	12,585,973
70,598	Vertex Pharmaceuticals, Inc.*	2,353,737
84,365	Warner Chilcott plc, Class A*	2,397,653
		82,189,392
	Industrials - 3.1%

55,541	C.H. Robinson Worldwide, Inc.	3,609,610
61,788	Cintas Corp.	1,574,976
70,131	Expeditors International of Washington, Inc.	2,776,486
47,481	Fastenal Co.	2,149,465
44,867	Foster Wheeler AG*	957,013
42,857	J.B. Hunt Transport Services, Inc.	1,403,138
34,044	Joy Global, Inc.	1,931,657
137,499	PACCAR, Inc.	5,636,084
30,026	Stericycle, Inc.*	1,966,703
		22,005,132
	Information Technology - 49.0%

374,198	Activision Blizzard, Inc.	4,000,177
172,966	Adobe Systems, Inc.*	4,801,536
142,933	Altera Corp.	3,526,157
427,573	Apple, Inc.*	104,058,441
234,014	Applied Materials, Inc.	2,431,405
80,651	Autodesk, Inc.*	2,238,065
120,218	Automatic Data Processing, Inc.	4,641,617
91,528	Baidu, Inc. (ADR)*	7,178,541
71,580	BMC Software, Inc.*	2,581,175
134,728	Broadcom Corp., Class A	4,037,798
166,524	CA, Inc.	2,999,097
69,485	Check Point Software Technologies Ltd.*	2,424,332
687,414	Cisco Systems, Inc.*	13,782,651
74,348	Citrix Systems, Inc.*	4,307,723
98,314	Cognizant Technology Solutions Corp., Class A*	5,663,378
242,484	Dell, Inc.*	2,854,037
328,390	eBay, Inc.*	7,631,784
110,817	Electronic Arts, Inc.*	1,688,851
25,147	First Solar, Inc.*	3,215,044
64,177	Fiserv, Inc.*	3,210,775
296,946	Flextronics International Ltd.*	1,463,944
53,888	FLIR Systems, Inc.*	1,353,667
50,330	Google, Inc., Class A*	22,649,507
37,153	Infosys Technologies Ltd. (ADR)	2,128,495
656,397	Intel Corp.	11,631,355
133,309	Intuit, Inc.*	5,705,625
70,336	KLA-Tencor Corp.	1,970,111
44,546	Lam Research Corp.*	1,608,556
100,623	Linear Technology Corp.	2,882,849
57,836	Logitech International S.A. (Registered)*	852,503
207,190	Marvell Technology Group Ltd.*	3,302,609
101,131	Maxim Integrated Products, Inc.	1,604,949
51,602	Microchip Technology, Inc.	1,428,859
1,016,958	Microsoft Corp.	23,878,174
121,406	NetApp, Inc.*	4,909,659
189,295	NVIDIA Corp.*	1,766,122
706,521	Oracle Corp.	15,458,680
115,500	Paychex, Inc.	2,874,795
666,519	QUALCOMM, Inc.	25,534,343
187,663	Research In Motion Ltd.*	8,043,236
78,267	SanDisk Corp.*	2,601,595
163,752	Seagate Technology plc*	1,658,808
281,437	Symantec Corp.*	3,835,986
58,303	VeriSign, Inc.*	1,698,366
123,647	Xilinx, Inc.	2,986,075
224,304	Yahoo!, Inc.*	2,933,896
		344,035,348
	Materials - 0.3%

39,418	Sigma-Aldrich Corp.	2,095,855

	Telecommunication Services - 1.5%

35,388	Millicom International Cellular S.A.	3,258,527
54,563	NII Holdings, Inc.*	1,977,909
219,629	Vodafone Group plc (ADR)	5,310,629
		10,547,065
	Total Common Stocks (Cost $613,775,481)	547,128,176

See accompanying notes to schedules of portfolio investments.

Principal
Amount		Value
	U.S. Government & Agency Securities (a) - 3.1%
	Federal Home Loan Bank
$4,004,085	0.11%, due 09/01/10	$4,004,085
3,012,548	0.10%, due 09/02/10	3,012,548
12,562,526	0.11%, due 09/02/10	12,562,526
1,888,279	0.15%, due 09/03/10	1,888,279
37,687	0.16%, due 09/03/10	37,687
	Total U.S. Government & Agency Securities (Cost $21,505,125)	21,505,125

	Repurchase Agreements (a) - 29.3%
16,560,043	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $16,560,153(b)	16,560,043
37,688,155	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $37,689,621(c)	37,688,155
18,311,954	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $18,312,076(d)	18,311,954
6,281,359	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $6,281,403(e)	6,281,359
25,125,436	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $25,126,462(f)	25,125,436
6,865,302	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $6,865,348(g)	6,865,302
37,422,996	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $37,423,256(h)	37,422,996
45,272,453	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $45,272,755(i)	45,272,453
11,877,106	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $11,877,182(j)	11,877,106
	Total Repurchase Agreements (Cost $205,404,804)	205,404,804
	Total Investment Securities (Cost $840,685,410) — 110.3%	774,038,105
	Liabilities in excess of other assets — (10.3%)	(72,019,748)
	Net Assets — 100.0%	$702,018,357

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $292,991,824.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $16,891,244. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $38,442,090. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $18,678,246. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $6,407,026. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $25,627,947. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $7,002,647. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $38,171,460. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $46,178,023. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $12,114,700. The investment in the repurchase agreement was through participation in a pooled account.

ADR	American Depositary Receipt

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,072,815
Aggregate gross unrealized depreciation	(77,598,978)
Net unrealized depreciation	$(68,526,163)
Federal income tax cost of investments	$842,564,268

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of August 31, 2010:

	Number of	Expiration	Notional Amount	Unrealized
	Contracts	Date	at Value	Depreciation

E-Mini NASDAQ-100 Futures Contracts	3,939	09/17/10	$139,243,650	$(1,689,612)

Cash collateral in the amount of $12,949,388 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of August 31, 2010:

	Notional Amount	Unrealized
	at Value	Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$14,321,408	$(2,375,297)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	123,679,285	(16,032,195)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	6,855,871	(520,707)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	14,481,482	(4,424,475)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	11,042,650	(2,559,921)

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the NASDAQ-100® Index	93,059,856	(6,889,256)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	399,655,070	(51,943,874)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	54,583,168	(944,459)

		$(85,690,184)

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 60.2%
	Consumer Discretionary - 6.1%

121,771	Home Depot, Inc.	$3,386,452
121,771	McDonald’s Corp.	8,896,589
121,771	Walt Disney Co. (The)	3,968,517
		16,251,558
	Consumer Staples - 8.9%

121,771	Coca-Cola Co. (The)	6,809,434
121,771	Kraft Foods, Inc., Class A	3,647,041
121,771	Procter & Gamble Co. (The)	7,266,076
121,771	Wal-Mart Stores, Inc.	6,105,598
		23,828,149
	Energy - 6.1%

121,771	Chevron Corp.	9,030,537
121,771	Exxon Mobil Corp.	7,203,973
		16,234,510
	Financials - 6.3%

121,771	American Express Co.	4,855,010
121,771	Bank of America Corp.	1,516,049
121,771	JPMorgan Chase & Co.	4,427,593
121,771	Travelers Cos., Inc. (The)	5,964,344
		16,762,996
	Health Care - 4.9%

121,771	Johnson & Johnson	6,943,383
121,771	Merck & Co., Inc.	4,281,468
121,771	Pfizer, Inc.	1,939,812
		13,164,663
	Industrials - 12.9%

121,771	3M Co.	9,565,112
121,771	Boeing Co. (The)	7,443,861
121,771	Caterpillar, Inc.	7,934,599
121,771	General Electric Co.	1,763,244
121,771	United Technologies Corp.	7,940,687
		34,647,503
	Information Technology - 10.1%

121,771	Cisco Systems, Inc.*	2,441,509
121,771	Hewlett-Packard Co.	4,685,748
121,771	Intel Corp.	2,157,782
121,771	International Business Machines Corp.	15,005,840
121,771	Microsoft Corp.	2,859,183
		27,150,062
	Materials - 2.3%

121,771	Alcoa, Inc.	1,243,282
121,771	E.I. du Pont de Nemours & Co.	4,964,603
		6,207,885
	Telecommunication Services - 2.6%

121,771	AT&T, Inc.	3,291,470
121,771	Verizon Communications, Inc.	3,593,462
		6,884,932
	Total Common Stocks (Cost $172,146,023)	161,132,258

Principal
Amount
	U.S. Government & Agency Securities (a) - 5.0%
	Federal Home Loan Bank
$2,514,587	0.11%, due 09/01/10	2,514,587
1,891,897	0.10%, due 09/02/10	1,891,897
7,889,335	0.11%, due 09/02/10	7,889,335
1,185,849	0.15%, due 09/03/10	1,185,849
23,668	0.16%, due 09/03/10	23,668
	Total U.S. Government & Agency Securities (Cost $13,505,336)	13,505,336

	Repurchase Agreements (a) - 42.3%
9,212,486	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $9,212,547(b)	9,212,486
23,668,367	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $23,669,287(c)	23,668,367
11,500,007	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $11,500,084(d)	11,500,007
3,944,728	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $3,944,755(e)	3,944,728
15,778,912	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $15,779,556(f)	15,778,912
3,308,902	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $3,308,924(g)	3,308,902
17,486,573	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $17,486,694(h)	17,486,573
20,877,363	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $20,877,502(i)	20,877,363
7,458,888	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $7,458,936(j)	7,458,888
	Total Repurchase Agreements (Cost $113,236,226)	113,236,226
	Total Investment Securities (Cost $298,887,585) — 107.5%	287,873,820
	Liabilities in excess of other assets — (7.5%)	(20,108,180)
	Net Assets — 100.0%	$267,765,640

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $118,467,906.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $9,396,736. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $24,141,842. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $11,730,040. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $4,023,648. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $16,094,492. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $3,375,099. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $17,836,306. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $21,294,966. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $7,608,098. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,158,224
Aggregate gross unrealized depreciation	(13,260,760)
Net unrealized depreciation	$(11,102,536)
Federal income tax cost of investments	$298,976,356

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of August 31, 2010:

	Number of	Expiration	Notional Amount	Unrealized
	Contracts	Date	at Value	Appreciation

E-Mini Dow Jones Futures Contracts	1,015	09/17/10	$50,760,150	$779,158

Cash collateral in the amount of $5,893,386 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of August 31, 2010:

		Unrealized
	Notional Amount	Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$6,327,960	$(522,721)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	90,971,703	(8,129,429)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	7,904,617	(480,789)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	3,494,044	(642,632)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	5,837,649	(590,238)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	191,030,478	(17,035,608)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	18,095,800	28,832

		$(27,372,585)

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 90.3%
	Consumer Discretionary - 9.3%

10,991	Abercrombie & Fitch Co., Class A	$380,289
42,758	Amazon.com, Inc.*	5,337,481
15,678	Apollo Group, Inc., Class A*	666,001
9,667	AutoNation, Inc.*	218,281
3,645	AutoZone, Inc.*	764,648
32,802	Bed Bath & Beyond, Inc.*	1,179,888
43,106	Best Buy Co., Inc.	1,353,097
10,019	Big Lots, Inc.*	313,194
27,801	CarMax, Inc.*	554,074
53,940	Carnival Corp.	1,681,849
84,723	CBS Corp., Class B	1,170,872
38,016	Coach, Inc.	1,362,493
351,571	Comcast Corp., Class A	6,018,896
34,493	D.R. Horton, Inc.	353,898
17,518	Darden Restaurants, Inc.	722,793
7,722	DeVry, Inc.	294,285
113,236	DIRECTV, Class A*	4,293,909
35,424	Discovery Communications, Inc., Class A*	1,337,256
33,476	Eastman Kodak Co.*	116,831
25,836	Expedia, Inc.	590,611
16,830	Family Dollar Stores, Inc.	720,156
424,457	Ford Motor Co.*	4,792,120
18,979	Fortune Brands, Inc.	850,069
19,042	GameStop Corp., Class A*	341,423
29,676	Gannett Co., Inc.	358,783
55,934	Gap, Inc. (The)	944,725
19,785	Genuine Parts Co.	829,585
30,268	Goodyear Tire & Rubber Co. (The)*	279,676
41,022	H&R Block, Inc.	527,133
29,337	Harley-Davidson, Inc.	713,476
8,663	Harman International Industries, Inc.*	270,026
16,311	Hasbro, Inc.	658,312
209,371	Home Depot, Inc.	5,822,608
37,143	International Game Technology	542,288
60,968	Interpublic Group of Cos., Inc. (The)*	520,057
29,434	J.C. Penney Co., Inc.	588,680
83,818	Johnson Controls, Inc.	2,223,692
38,366	Kohl’s Corp.*	1,802,435
18,451	Leggett & Platt, Inc.	353,706
20,277	Lennar Corp., Class A	267,048
33,630	Limited Brands, Inc.	793,668
178,077	Lowe’s Cos., Inc.	3,614,963
52,594	Macy’s, Inc.	1,022,427
31,965	Marriott International, Inc., Class A	1,023,200
45,446	Mattel, Inc.	953,912
134,043	McDonald’s Corp.	9,793,182
39,311	McGraw-Hill Cos., Inc. (The)	1,086,949
4,582	Meredith Corp.	134,069
14,513	New York Times Co. (The), Class A*	104,203
34,663	Newell Rubbermaid, Inc.	520,638
280,822	News Corp., Class A	3,529,933
48,414	NIKE, Inc., Class B	3,388,980
20,747	Nordstrom, Inc.	600,003
34,327	Office Depot, Inc.*	117,055
38,246	Omnicom Group, Inc.	1,338,992
17,210	O’Reilly Automotive, Inc.*	813,517
8,197	Polo Ralph Lauren Corp.	620,841
5,911	priceline.com, Inc.*	1,722,938
39,567	PulteGroup, Inc.*	317,723
15,623	RadioShack Corp.	288,713
15,267	Ross Stores, Inc.	757,701
11,189	Scripps Networks Interactive, Inc., Class A	449,574
6,011	Sears Holdings Corp.*	372,081
19,985	Stanley Black & Decker, Inc.	1,071,995
90,947	Staples, Inc.	1,616,128
92,839	Starbucks Corp.	2,134,369
23,611	Starwood Hotels & Resorts Worldwide, Inc.	1,103,342
91,764	Target Corp.	4,694,646
15,843	Tiffany & Co.	627,858
44,108	Time Warner Cable, Inc.	2,276,414
142,008	Time Warner, Inc.	4,257,400
50,834	TJX Cos., Inc.	2,017,601
16,229	Urban Outfitters, Inc.*	492,063
10,975	VF Corp.	775,055
75,679	Viacom, Inc., Class B	2,377,834
244,035	Walt Disney Co. (The)	7,953,101
757	Washington Post Co. (The), Class B	272,694
9,359	Whirlpool Corp.	694,063
22,425	Wyndham Worldwide Corp.	520,036
8,604	Wynn Resorts Ltd.	693,568
58,243	Yum! Brands, Inc.	2,428,733
		121,488,806
	Consumer Staples - 10.6%

259,486	Altria Group, Inc.	5,791,728
80,123	Archer-Daniels-Midland Co.	2,466,186
53,379	Avon Products, Inc.	1,553,329
13,543	Brown-Forman Corp., Class B	830,050
23,318	Campbell Soup Co.	868,829
17,549	Clorox Co.	1,137,526
287,457	Coca-Cola Co. (The)	16,074,595
40,529	Coca-Cola Enterprises, Inc.	1,153,455
61,110	Colgate-Palmolive Co.	4,512,362
55,516	ConAgra Foods, Inc.	1,198,590
23,899	Constellation Brands, Inc., Class A*	398,157
54,945	Costco Wholesale Corp.	3,107,140
169,565	CVS Caremark Corp.	4,578,255
22,617	Dean Foods Co.*	231,372
30,613	Dr. Pepper Snapple Group, Inc.	1,127,171
14,909	Estee Lauder Cos., Inc. (The), Class A	835,948
82,678	General Mills, Inc.	2,989,637
39,403	H. J. Heinz Co.	1,821,995
20,669	Hershey Co. (The)	960,488
8,633	Hormel Foods Corp.	372,514
14,843	J.M. Smucker Co. (The)	868,019
31,778	Kellogg Co.	1,578,731
51,581	Kimberly-Clark Corp.	3,321,816
217,237	Kraft Foods, Inc., Class A	6,506,248
80,519	Kroger Co. (The)	1,588,640
19,046	Lorillard, Inc.	1,447,686
16,508	McCormick & Co., Inc. (Non-Voting)	658,174
25,483	Mead Johnson Nutrition Co.	1,329,958
19,659	Molson Coors Brewing Co., Class B	856,346
200,943	PepsiCo, Inc.	12,896,522
230,742	Philip Morris International, Inc.	11,869,369
358,834	Procter & Gamble Co. (The)	21,411,625
21,063	Reynolds American, Inc.	1,148,776
48,419	Safeway, Inc.	910,277

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
82,394	Sara Lee Corp.	$1,189,769
26,443	SUPERVALU, Inc.	257,026
73,711	Sysco Corp.	2,026,315
38,046	Tyson Foods, Inc., Class A	623,194
121,911	Walgreen Co.	3,276,968
258,843	Wal-Mart Stores, Inc.	12,978,388
21,362	Whole Foods Market, Inc.*	743,184
		139,496,358
	Energy - 9.8%

61,645	Anadarko Petroleum Corp.	2,835,054
44,889	Apache Corp.	4,033,277
53,459	Baker Hughes, Inc.	2,008,989
12,947	Cabot Oil & Gas Corp.	360,444
30,427	Cameron International Corp.*	1,119,105
81,103	Chesapeake Energy Corp.	1,677,210
250,275	Chevron Corp.	18,560,394
185,443	ConocoPhillips	9,722,776
28,123	CONSOL Energy, Inc.	905,561
49,746	Denbury Resources, Inc.*	733,256
55,683	Devon Energy Corp.	3,356,571
8,661	Diamond Offshore Drilling, Inc.	503,897
87,686	El Paso Corp.	998,744
31,543	EOG Resources, Inc.	2,740,140
636,965	Exxon Mobil Corp.	37,682,849
15,150	FMC Technologies, Inc.*	937,028
112,797	Halliburton Co.	3,182,003
13,174	Helmerich & Payne, Inc.	487,965
36,411	Hess Corp.	1,829,653
88,403	Marathon Oil Corp.	2,695,407
12,829	Massey Energy Co.	368,834
23,859	Murphy Oil Corp.	1,277,888
35,537	Nabors Industries Ltd.*	557,220
52,209	National Oilwell Varco, Inc.	1,962,536
21,758	Noble Energy, Inc.	1,518,273
101,196	Occidental Petroleum Corp.	7,395,404
33,491	Peabody Energy Corp.	1,433,415
14,445	Pioneer Natural Resources Co.	835,210
21,817	QEP Resources, Inc.	633,348
19,864	Range Resources Corp.	671,602
14,257	Rowan Cos., Inc.*	366,547
170,193	Schlumberger Ltd.	9,076,404
43,135	Southwestern Energy Co.*	1,411,377
80,739	Spectra Energy Corp.	1,642,231
15,022	Sunoco, Inc.	505,941
17,598	Tesoro Corp.	197,626
70,458	Valero Energy Corp.	1,111,123
72,800	Williams Cos., Inc. (The)	1,319,864
		128,655,166
	Financials - 14.4%

41,935	ACE Ltd.	2,242,264
58,507	Aflac, Inc.	2,764,456
67,022	Allstate Corp. (The)	1,849,807
149,676	American Express Co.	5,967,582
16,830	American International Group, Inc.*	571,042
31,867	Ameriprise Financial, Inc.	1,388,764
33,569	AON Corp.	1,216,541
14,558	Apartment Investment & Management Co., Class A (REIT)	297,566
13,934	Assurant, Inc.	509,427
10,340	AvalonBay Communities, Inc. (REIT)	1,087,975
1,250,097	Bank of America Corp.	15,563,708
151,131	Bank of New York Mellon Corp. (The)	3,667,949
86,235	BB&T Corp.	1,907,518
206,259	Berkshire Hathaway, Inc., Class B*	16,249,084
17,322	Boston Properties, Inc. (REIT)	1,410,011
56,884	Capital One Financial Corp.	2,153,628
33,678	CB Richard Ellis Group, Inc., Class A*	552,993
121,942	Charles Schwab Corp. (The)	1,555,980
40,716	Chubb Corp.	2,244,266
20,308	Cincinnati Financial Corp.	541,817
2,816,477	Citigroup, Inc.*	10,477,294
8,185	CME Group, Inc.	2,030,535
21,970	Comerica, Inc.	755,988
67,760	Discover Financial Services	983,198
24,675	E*Trade Financial Corp.*	306,217
35,254	Equity Residential (REIT)	1,615,691
11,062	Federated Investors, Inc., Class B	230,643
99,033	Fifth Third Bancorp	1,094,315
28,491	First Horizon National Corp.*	287,189
18,412	Franklin Resources, Inc.	1,776,942
60,939	Genworth Financial, Inc., Class A*	659,969
64,142	Goldman Sachs Group, Inc. (The)	8,783,605
55,335	Hartford Financial Services Group, Inc.	1,115,554
38,634	HCP, Inc. (REIT)	1,360,689
15,464	Health Care REIT, Inc. (REIT)	710,416
82,012	Host Hotels & Resorts, Inc. (REIT)	1,076,818
59,052	Hudson City Bancorp, Inc.	680,574
89,285	Huntington Bancshares, Inc./OH	472,318
9,213	IntercontinentalExchange, Inc.*	880,394
58,210	Invesco Ltd.	1,053,601
22,892	Janus Capital Group, Inc.	207,859
495,742	JPMorgan Chase & Co.	18,025,179
109,542	KeyCorp	807,325
50,540	Kimco Realty Corp. (REIT)	753,551
19,269	Legg Mason, Inc.	488,084
23,647	Leucadia National Corp.*	504,863
37,689	Lincoln National Corp.	880,415
43,801	Loews Corp.	1,539,167
10,367	M&T Bank Corp.	887,830
67,438	Marsh & McLennan Cos., Inc.	1,599,629
65,694	Marshall & Ilsley Corp.	430,296
111,535	MetLife, Inc.	4,193,716
24,510	Moody’s Corp.	518,141
174,167	Morgan Stanley	4,300,183
18,163	NASDAQ OMX Group, Inc. (The)*	325,299
30,134	Northern Trust Corp.	1,390,383
32,520	NYSE Euronext	902,105
46,694	People’s United Financial, Inc.	593,948
20,305	Plum Creek Timber Co., Inc. (REIT)	699,913
65,545	PNC Financial Services Group, Inc.	3,340,173
39,838	Principal Financial Group, Inc.	918,266
83,534	Progressive Corp. (The)	1,653,973
59,382	ProLogis (REIT)	644,295
58,063	Prudential Financial, Inc.	2,936,246
16,929	Public Storage (REIT)	1,659,381
156,489	Regions Financial Corp.	1,006,224

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
36,468	Simon Property Group, Inc. (REIT)	$3,298,531
60,525	SLM Corp.*	668,801
62,513	State Street Corp.	2,192,956
62,285	SunTrust Banks, Inc.	1,400,790
32,341	T. Rowe Price Group, Inc.	1,415,889
10,282	Torchmark Corp.	507,417
58,560	Travelers Cos., Inc. (The)	2,868,269
238,843	U.S. Bancorp	4,967,934
41,469	Unum Group	831,453
19,545	Ventas, Inc. (REIT)	987,218
19,720	Vornado Realty Trust (REIT)	1,598,503
649,181	Wells Fargo & Co.	15,288,213
42,623	XL Group plc	763,378
21,528	Zions Bancorp.	396,761
		188,486,885
	Health Care - 10.5%

192,327	Abbott Laboratories	9,489,414
52,942	Aetna, Inc.	1,414,610
38,316	Allergan, Inc.	2,353,369
35,202	AmerisourceBergen Corp.	960,311
119,358	Amgen, Inc.*	6,092,032
74,318	Baxter International, Inc.	3,162,974
29,073	Becton, Dickinson and Co.	1,982,488
30,142	Biogen Idec, Inc.*	1,621,640
188,933	Boston Scientific Corp.*	980,562
214,270	Bristol-Myers Squibb Co.	5,588,162
11,849	C.R. Bard, Inc.	910,359
45,114	Cardinal Health, Inc.	1,351,615
22,159	CareFusion Corp.*	478,191
57,423	Celgene Corp.*	2,958,433
9,369	Cephalon, Inc.*	530,379
8,502	Cerner Corp.*	619,371
34,473	CIGNA Corp.	1,110,720
18,433	Coventry Health Care, Inc.*	356,678
12,946	DaVita, Inc.*	836,570
18,235	DENTSPLY International, Inc.	507,298
126,439	Eli Lilly & Co.	4,243,293
68,292	Express Scripts, Inc.*	2,909,239
35,578	Forest Laboratories, Inc.*	970,924
33,252	Genzyme Corp.*	2,331,298
104,493	Gilead Sciences, Inc.*	3,329,147
20,669	Hospira, Inc.*	1,061,560
21,206	Humana, Inc.*	1,013,435
4,880	Intuitive Surgical, Inc.*	1,293,346
343,653	Johnson & Johnson	19,595,094
31,103	King Pharmaceuticals, Inc.*	270,907
12,958	Laboratory Corp. of America Holdings*	941,010
22,753	Life Technologies Corp.*	973,146
33,815	McKesson Corp.	1,962,961
54,033	Medco Health Solutions, Inc.*	2,349,355
137,250	Medtronic, Inc.	4,320,630
388,532	Merck & Co., Inc.	13,660,785
38,482	Mylan, Inc.*	660,351
11,625	Patterson Cos., Inc.	293,996
14,679	PerkinElmer, Inc.	308,406
1,005,034	Pfizer, Inc.	16,010,192
18,832	Quest Diagnostics, Inc.	819,192
40,716	St. Jude Medical, Inc.*	1,407,552
35,094	Stryker Corp.	1,515,710
54,297	Tenet Healthcare Corp.*	212,844
51,136	Thermo Fisher Scientific, Inc.*	2,153,848
141,629	UnitedHealth Group, Inc.	4,492,472
15,393	Varian Medical Systems, Inc.*	819,523
11,581	Waters Corp.*	700,882
13,348	Watson Pharmaceuticals, Inc.*	574,898
49,807	WellPoint, Inc.*	2,474,412
25,270	Zimmer Holdings, Inc.*	1,191,986
		138,167,570
	Industrials - 9.5%

88,848	3M Co.	6,979,010
13,761	Avery Dennison Corp.	447,508
94,575	Boeing Co. (The)	5,781,370
20,670	C.H. Robinson Worldwide, Inc.	1,343,343
78,216	Caterpillar, Inc.	5,096,555
16,381	Cintas Corp.	417,552
48,497	CSX Corp.	2,419,515
24,992	Cummins, Inc.	1,859,655
65,530	Danaher Corp.	2,380,705
52,934	Deere & Co.	3,349,134
23,270	Dover Corp.	1,041,565
6,278	Dun & Bradstreet Corp.	413,720
20,883	Eaton Corp.	1,450,951
93,844	Emerson Electric Co.	4,377,823
15,776	Equifax, Inc.	464,919
26,526	Expeditors International of Washington, Inc.	1,050,164
16,349	Fastenal Co.	740,119
39,023	FedEx Corp.	3,045,745
6,986	Flowserve Corp.	624,409
22,270	Fluor Corp.	994,578
48,062	General Dynamics Corp.	2,685,224
1,330,285	General Electric Co.	19,262,527
15,597	Goodrich Corp.	1,068,083
95,466	Honeywell International, Inc.	3,731,766
48,209	Illinois Tool Works, Inc.	1,989,103
22,544	Iron Mountain, Inc.	457,192
22,864	ITT Corp.	971,720
15,577	Jacobs Engineering Group, Inc.*	540,210
14,421	L-3 Communications Holdings, Inc.	960,439
38,830	Lockheed Martin Corp.	2,699,462
44,694	Masco Corp.	468,840
46,109	Norfolk Southern Corp.	2,475,131
37,529	Northrop Grumman Corp.	2,031,069
45,466	PACCAR, Inc.	1,863,651
14,567	Pall Corp.	498,046
20,065	Parker Hannifin Corp.	1,187,045
25,858	Pitney Bowes, Inc.	497,508
17,718	Precision Castparts Corp.	2,005,323
26,281	Quanta Services, Inc.*	471,481
25,705	R.R. Donnelley & Sons Co.	389,302
47,480	Raytheon Co.	2,085,322
40,440	Republic Services, Inc.	1,190,149
18,693	Robert Half International, Inc.	403,395
17,767	Rockwell Automation, Inc.	908,604
19,611	Rockwell Collins, Inc.	1,057,621
11,698	Roper Industries, Inc.	679,420
6,603	Ryder System, Inc.	253,357
7,204	Snap-On, Inc.	297,021
92,757	Southwest Airlines Co.	1,024,965
10,545	Stericycle, Inc.*	690,697
34,055	Textron, Inc.	581,319
63,460	Tyco International Ltd.	2,365,789
63,062	Union Pacific Corp.	4,599,742
123,412	United Parcel Service, Inc., Class B	7,873,686
116,261	United Technologies Corp.	7,581,380
7,720	W.W. Grainger, Inc.	816,699
60,184	Waste Management, Inc.	1,991,489
		124,932,117

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Information Technology - 16.5%

65,592	Adobe Systems, Inc.*	$1,820,834
70,477	Advanced Micro Devices, Inc.*	396,081
43,368	Agilent Technologies, Inc.*	1,169,635
22,628	Akamai Technologies, Inc.*	1,042,472
37,586	Altera Corp.	927,247
21,624	Amphenol Corp., Class A	880,529
37,128	Analog Devices, Inc.	1,035,129
113,378	Apple, Inc.*	27,592,804
167,370	Applied Materials, Inc.	1,738,974
28,591	Autodesk, Inc.*	793,400
62,672	Automatic Data Processing, Inc.	2,419,766
22,618	BMC Software, Inc.*	815,605
53,810	Broadcom Corp., Class A	1,612,686
48,661	CA, Inc.	876,385
711,605	Cisco Systems, Inc.*	14,267,680
23,144	Citrix Systems, Inc.*	1,340,963
37,307	Cognizant Technology Solutions Corp., Class A*	2,149,070
19,218	Computer Sciences Corp.	765,069
28,038	Compuware Corp.*	201,313
194,470	Corning, Inc.	3,049,290
214,701	Dell, Inc.*	2,527,031
141,677	eBay, Inc.*	3,292,573
40,848	Electronic Arts, Inc.*	622,524
256,127	EMC Corp.*	4,671,757
31,839	Fidelity National Information Services, Inc.	822,720
6,057	First Solar, Inc.*	774,387
19,015	Fiserv, Inc.*	951,320
19,106	FLIR Systems, Inc.*	479,943
30,159	Google, Inc., Class A*	13,572,153
16,177	Harris Corp.	680,566
290,876	Hewlett-Packard Co.	11,192,909
693,270	Intel Corp.	12,284,744
159,779	International Business Machines Corp.	19,689,566
39,139	Intuit, Inc.*	1,675,149
24,141	Jabil Circuit, Inc.	247,445
27,977	JDS Uniphase Corp.*	257,109
65,556	Juniper Networks, Inc.*	1,783,123
21,181	KLA-Tencor Corp.	593,280
9,781	Lexmark International, Inc., Class A*	342,237
27,927	Linear Technology Corp.	800,109
81,440	LSI Corp.*	327,389
12,061	Mastercard, Inc., Class A	2,392,420
19,440	McAfee, Inc.*	914,652
28,336	MEMC Electronic Materials, Inc.*	291,577
23,119	Microchip Technology, Inc.	640,165
106,443	Micron Technology, Inc.*	688,154
950,011	Microsoft Corp.	22,306,258
16,913	Molex, Inc.	298,514
15,714	Monster Worldwide, Inc.*	173,325
289,579	Motorola, Inc.*	2,180,530
29,662	National Semiconductor Corp.	374,038
42,942	NetApp, Inc.*	1,736,574
43,593	Novell, Inc.*	244,993
11,968	Novellus Systems, Inc.*	278,854
71,296	NVIDIA Corp.*	665,192
487,792	Oracle Corp.	10,672,889
40,079	Paychex, Inc.	997,566
13,897	QLogic Corp.*	206,996
204,389	QUALCOMM, Inc.	7,830,143
23,505	Red Hat, Inc.*	812,098
36,456	SAIC, Inc.*	542,465
14,099	Salesforce.com, Inc.*	1,549,198
28,656	SanDisk Corp.*	952,525
99,541	Symantec Corp.*	1,356,744
48,004	Tellabs, Inc.	340,828
20,796	Teradata Corp.*	680,861
22,458	Teradyne, Inc.*	201,673
152,288	Texas Instruments, Inc.	3,507,193
24,596	Total System Services, Inc.	349,263
22,739	VeriSign, Inc.*	662,387
56,392	Visa, Inc., Class A	3,889,920
28,555	Western Digital Corp.*	689,603
83,749	Western Union Co. (The)	1,313,184
171,827	Xerox Corp.	1,450,220
32,250	Xilinx, Inc.	778,838
146,691	Yahoo!, Inc.*	1,918,718
		216,371,524
	Materials - 3.3%

26,459	Air Products & Chemicals, Inc.	1,958,760
10,400	Airgas, Inc.	684,320
13,694	AK Steel Holding Corp.	174,462
127,218	Alcoa, Inc.	1,298,896
12,278	Allegheny Technologies, Inc.	499,960
11,504	Ball Corp.	645,144
13,589	Bemis Co., Inc.	392,314
8,853	CF Industries Holdings, Inc.	818,903
16,875	Cliffs Natural Resources, Inc.	1,032,581
143,900	Dow Chemical Co. (The)	3,506,843
112,892	E.I. du Pont de Nemours & Co.	4,602,607
9,020	Eastman Chemical Co.	555,181
29,078	Ecolab, Inc.	1,378,297
9,058	FMC Corp.	564,132
58,777	Freeport-McMoRan Copper & Gold, Inc.	4,230,768
9,909	International Flavors & Fragrances, Inc.	452,742
54,399	International Paper Co.	1,113,004
21,287	MeadWestvaco Corp.	463,205
67,976	Monsanto Co.	3,578,936
61,216	Newmont Mining Corp.	3,753,765
39,264	Nucor Corp.	1,444,130
20,554	Owens-Illinois, Inc.*	515,083
16,558	Pactiv Corp.*	531,181
20,724	PPG Industries, Inc.	1,364,261
38,121	Praxair, Inc.	3,279,550
19,870	Sealed Air Corp.	407,534
11,485	Sherwin-Williams Co. (The)	808,314
15,125	Sigma-Aldrich Corp.	804,196
10,515	Titanium Metals Corp.*	190,532
17,866	United States Steel Corp.	759,484
15,910	Vulcan Materials Co.	584,852
75,191	Weyerhaeuser Co.	1,180,494
		43,574,431
	Telecommunication Services - 2.9%

50,267	American Tower Corp., Class A*	2,355,511
736,256	AT&T, Inc.	19,901,000
37,430	CenturyLink, Inc.	1,353,469
123,460	Frontier Communications Corp.	954,346
32,565	MetroPCS Communications, Inc.*	291,131
186,046	Qwest Communications International, Inc.	1,051,160
371,434	Sprint Nextel Corp.*	1,515,451
352,208	Verizon Communications, Inc.	10,393,658

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
60,194	Windstream Corp.	$694,338
		38,510,064
	Utilities - 3.5%

83,247	AES Corp. (The)*	852,449
21,129	Allegheny Energy, Inc.	476,459
29,690	Ameren Corp.	833,398
59,667	American Electric Power Co., Inc.	2,112,808
51,884	CenterPoint Energy, Inc.	767,364
28,645	CMS Energy Corp.	501,288
35,133	Consolidated Edison, Inc.	1,669,872
25,129	Constellation Energy Group, Inc.	737,034
74,268	Dominion Resources, Inc.	3,175,700
20,984	DTE Energy Co.	983,100
163,616	Duke Energy Corp.	2,812,559
40,596	Edison International	1,370,115
23,587	Entergy Corp.	1,859,599
17,926	EQT Corp.	584,388
82,308	Exelon Corp.	3,351,582
37,982	FirstEnergy Corp.	1,387,482
9,596	Integrys Energy Group, Inc.	464,926
51,668	NextEra Energy, Inc.	2,776,122
5,641	Nicor, Inc.	238,558
34,569	NiSource, Inc.	599,426
21,929	Northeast Utilities	635,283
31,812	NRG Energy, Inc.*	646,420
13,244	Oneok, Inc.	568,300
27,812	Pepco Holdings, Inc.	499,225
46,394	PG&E Corp.	2,169,383
13,512	Pinnacle West Capital Corp.	538,453
58,387	PPL Corp.	1,585,791
35,781	Progress Energy, Inc.	1,535,363
63,041	Public Service Enterprise Group, Inc.	2,014,790
14,130	SCANA Corp.	551,494
30,843	Sempra Energy	1,570,526
102,736	Southern Co.	3,769,384
26,654	TECO Energy, Inc.	449,920
14,566	Wisconsin Energy Corp.	811,909
57,261	Xcel Energy, Inc.	1,277,493
		46,177,963
	Total Common Stocks (Cost $1,250,631,109)	1,185,860,884

Principal
Amount
	U.S. Government & Agency Securities (a) - 1.3%
	Federal Home Loan Bank
$3,239,340	0.11%, due 09/01/10	3,239,340
2,437,178	0.10%, due 09/02/10	2,437,178
10,163,195	0.11%, due 09/02/10	10,163,195
1,527,634	0.15%, due 09/03/10	1,527,634
30,490	0.16%, due 09/03/10	30,490
	Total U.S. Government & Agency Securities (Cost $17,397,837)	17,397,837

	Repurchase Agreements (a) - 11.0%
11,723,730	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $11,723,808(b)	11,723,730
30,490,052	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $30,491,238(c)	30,490,052
14,814,534	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $14,814,633(d)	14,814,534
5,081,675	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $5,081,710(e)	5,081,675
20,326,701	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $20,327,531(f)	20,326,701
4,141,022	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $4,141,050(g)	4,141,022
21,797,128	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $21,797,279(h)	21,797,128
25,978,625	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $25,978,798(i)	25,978,625
9,608,685	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $9,608,746(j)	9,608,685
	Total Repurchase Agreements (Cost $143,962,152)	143,962,152
	Total Investment Securities (Cost $1,411,991,098) — 102.6%	1,347,220,873
	Liabilities in excess of other assets — (2.6%)	(34,719,245)
	Net Assets — 100.0%	$1,312,501,628

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $378,217,744.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $11,958,205. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $31,099,992. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $15,110,867. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $5,183,341. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $20,733,237. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $4,223,866. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $22,233,073. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $26,498,267. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $9,800,901. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,785,188
Aggregate gross unrealized depreciation	(110,777,823)
Net unrealized depreciation	$(68,992,635)
Federal income tax cost of investments	$1,416,213,508

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	2,946	09/17/10	$154,444,050	$597,163

Cash collateral in the amount of $16,454,244 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$847,229,360	$(28,744,659)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	100,641,792	(6,712,326)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	24,596,312	(2,732,239)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	6,599,651	(881,024)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	56,323,222	(806,878)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	244,793,921	(12,865,201)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	4,524,703	(806,268)

		$(53,548,595)

See accompanying notes to schedules of portfolio investments.

Ultra Russell3000

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 80.3%
	Consumer Discretionary - 8.9%

9	1-800-Flowers.com, Inc., Class A*	$14
16	99 Cents Only Stores*	280
6	A.H. Belo Corp., Class A*	40
26	Aaron’s, Inc.	424
31	Abercrombie & Fitch Co., Class A	1,073
31	Advance Auto Parts, Inc.	1,689
33	Aeropostale, Inc.*	703
9	AFC Enterprises, Inc.*	97
125	Amazon.com, Inc.*	15,604
7	Ambassadors Group, Inc.	77
12	American Apparel, Inc.*	9
21	American Axle & Manufacturing Holdings, Inc.*	176
70	American Eagle Outfitters, Inc.	885
14	American Greetings Corp., Class A	270
7	American Public Education, Inc.*	174
4	America’s Car-Mart, Inc.*	100
8	Amerigon, Inc.*	83
9	Ameristar Casinos, Inc.	148
21	AnnTaylor Stores Corp.*	322
46	Apollo Group, Inc., Class A*	1,954
9	Arbitron, Inc.	229
4	Arctic Cat, Inc.*	28
10	Asbury Automotive Group, Inc.*	119
5	Ascent Media Corp., Class A*	134
6	Audiovox Corp., Class A*	38
30	Autoliv, Inc.	1,624
24	AutoNation, Inc.*	542
10	AutoZone, Inc.*	2,098
5	Ballantyne Strong, Inc.*	39
20	Bally Technologies, Inc.*	629
14	Barnes & Noble, Inc.	212
2	Beasley Broadcasting Group, Inc., Class A*	7
27	Beazer Homes USA, Inc.*	93
12	bebe stores, inc.	68
94	Bed Bath & Beyond, Inc.*	3,381
33	Belo Corp., Class A*	173
123	Best Buy Co., Inc.	3,861
8	Big 5 Sporting Goods Corp.	95
29	Big Lots, Inc.*	907
1	Biglari Holdings, Inc.*	290
8	BJ’s Restaurants, Inc.*	192
5	Blue Nile, Inc.*	205
5	Bluegreen Corp.*	13
2	Blyth, Inc.	76
11	Bob Evans Farms, Inc.	281
4	Bon-Ton Stores, Inc. (The)*	25
3	Books-A-Million, Inc.	16
18	Borders Group, Inc.*	19
42	BorgWarner, Inc.*	1,833
19	Boyd Gaming Corp.*	132
7	Bridgepoint Education, Inc.*	90
37	Brinker International, Inc.	583
3	Brookfield Homes Corp.*	19
15	Brown Shoe Co., Inc.	158
32	Brunswick Corp.	407
9	Buckle, Inc. (The)	216
6	Buffalo Wild Wings, Inc.*	251
6	Build-A-Bear Workshop, Inc.*	30
33	Burger King Holdings, Inc.	543
14	Cabela’s, Inc.*	218
84	Cablevision Systems Corp., Class A	2,108
7	California Pizza Kitchen, Inc.*	108
23	Callaway Golf Co.	144
6	Cambium Learning Group, Inc.*	17
6	Capella Education Co.*	375
23	Career Education Corp.*	403
3	Caribou Coffee Co., Inc.*	28
80	CarMax, Inc.*	1,594
4	Carmike Cinemas, Inc.*	24
156	Carnival Corp.	4,864
4	Carrols Restaurant Group, Inc.*	18
21	Carter’s, Inc.*	469
15	Casual Male Retail Group, Inc.*	48
10	Cato Corp. (The), Class A	230
2	Cavco Industries, Inc.*	67
243	CBS Corp., Class B	3,358
8	CEC Entertainment, Inc.*	251
13	Central European Media Enterprises Ltd., Class A*	277
41	Charming Shoppes, Inc.*	138
22	Cheesecake Factory, Inc. (The)*	493
3	Cherokee, Inc.	52
64	Chico’s FAS, Inc.	528
10	Children’s Place Retail Stores, Inc. (The)*	437
11	Chipotle Mexican Grill, Inc.*	1,659
10	Choice Hotels International, Inc.	329
13	Christopher & Banks Corp.	84
4	Churchill Downs, Inc.	137
20	Cinemark Holdings, Inc.	292
5	Citi Trends, Inc.*	113
20	CKX, Inc.*	94
14	Clear Channel Outdoor Holdings, Inc., Class A*	141
109	Coach, Inc.	3,907
11	Coinstar, Inc.*	478
22	Coldwater Creek, Inc.*	95
23	Collective Brands, Inc.*	297
4	Columbia Sportswear Co.	186
1,004	Comcast Corp., Class A	17,188
4	Conn’s, Inc.*	17
22	Cooper Tire & Rubber Co.	356
4	Core-Mark Holding Co., Inc.*	104
31	Corinthian Colleges, Inc.*	151
2	CPI Corp.	44
9	Cracker Barrel Old Country Store, Inc.	401
31	CROCS, Inc.*	388
9	Crown Media Holdings, Inc., Class A*	19
3	CSS Industries, Inc.	46
3	Culp, Inc.*	28
8	Cumulus Media, Inc., Class A*	17
99	D.R. Horton, Inc.	1,016
50	Dana Holding Corp.*	513
50	Darden Restaurants, Inc.	2,063
14	Deckers Outdoor Corp.*	609
2	Delta Apparel, Inc.*	26
35	Denny’s Corp.*	83
2	Destination Maternity Corp.*	53
23	DeVry, Inc.	877
18	Dex One Corp.*	153
32	Dick’s Sporting Goods, Inc.*	783
15	Dillard’s, Inc., Class A	328
6	DineEquity, Inc.*	192
316	DIRECTV, Class A*	11,983
101	Discovery Communications, Inc., Class A*	3,813
71	DISH Network Corp., Class A	1,274
25	Dollar General Corp.*	683
45	Dollar Tree, Inc.*	2,040
13	Domino’s Pizza, Inc.*	167

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Dorman Products, Inc.*	$94
26	DreamWorks Animation SKG, Inc., Class A*	770
21	Dress Barn, Inc. (The)*	438
7	Drew Industries, Inc.*	134
33	Drugstore.com, Inc.*	52
5	DSW, Inc., Class A*	119
11	E.W. Scripps Co. (The), Class A*	75
96	Eastman Kodak Co.*	335
15	Education Management Corp.*	121
2	Einstein Noah Restaurant Group, Inc.*	20
9	Empire Resorts, Inc.*	7
8	Entercom Communications Corp., Class A*	44
17	Entravision Communications Corp., Class A*	27
9	Ethan Allen Interiors, Inc.	121
27	Exide Technologies*	113
73	Expedia, Inc.	1,669
6	Express, Inc.*	82
48	Family Dollar Stores, Inc.	2,054
7	Federal-Mogul Corp.*	107
18	Finish Line (The), Class A	238
2	Fisher Communications, Inc.*	33
56	Foot Locker, Inc.	657
1,190	Ford Motor Co.*	13,435
54	Fortune Brands, Inc.	2,419
19	Fossil, Inc.*	902
14	Fred’s, Inc., Class A	154
5	Fuel Systems Solutions, Inc.*	162
15	Furniture Brands International, Inc.*	70
5	G-III Apparel Group Ltd.*	121
6	Gaiam, Inc., Class A	32
55	GameStop Corp., Class A*	986
85	Gannett Co., Inc.	1,028
164	Gap, Inc. (The)	2,770
40	Garmin Ltd.	1,064
12	Gaylord Entertainment Co.*	314
9	Genesco, Inc.*	227
50	Gentex Corp.	879
57	Genuine Parts Co.	2,390
8	Global Sources Ltd.*	56
87	Goodyear Tire & Rubber Co. (The)*	804
11	Grand Canyon Education, Inc.*	188
17	Gray Television, Inc.*	31
9	Group 1 Automotive, Inc.*	227
23	Guess?, Inc.	743
11	Gymboree Corp.*	414
117	H&R Block, Inc.	1,503
34	Hanesbrands, Inc.*	814
84	Harley-Davidson, Inc.	2,043
25	Harman International Industries, Inc.*	779
14	Harte-Hanks, Inc.	143
47	Hasbro, Inc.	1,897
6	Haverty Furniture Cos., Inc.	58
2	Hawk Corp., Class A*	73
11	Helen of Troy Ltd.*	245
5	hhgregg, Inc.*	95
10	Hibbett Sports, Inc.*	232
22	Hillenbrand, Inc.	419
604	Home Depot, Inc.	16,797
4	Hooker Furniture Corp.	37
16	HOT Topic, Inc.	83
19	Hovnanian Enterprises, Inc., Class A*	65
14	HSN, Inc.*	368
16	Hyatt Hotels Corp., Class A*	603
26	Iconix Brand Group, Inc.*	396
106	International Game Technology	1,548
11	International Speedway Corp., Class A	252
175	Interpublic Group of Cos., Inc. (The)*	1,493
14	Interval Leisure Group, Inc.*	175
8	iRobot Corp.*	133
6	Isle of Capri Casinos, Inc.*	42
12	ITT Educational Services, Inc.*	639
20	J. Crew Group, Inc.*	610
84	J.C. Penney Co., Inc.	1,680
20	Jack in the Box, Inc.*	404
10	Jakks Pacific, Inc.*	149
21	Jamba, Inc.*	37
33	Jarden Corp.	889
10	Jo-Ann Stores, Inc.*	407
15	Joe’s Jeans, Inc.*	27
16	John Wiley & Sons, Inc., Class A	569
240	Johnson Controls, Inc.	6,367
2	Johnson Outdoors, Inc., Class A*	20
31	Jones Apparel Group, Inc.	477
12	JoS. A. Bank Clothiers, Inc.*	420
15	Journal Communications, Inc., Class A*	59
9	K12, Inc.*	208
27	KB Home	278
3	Kenneth Cole Productions, Inc., Class A*	36
4	Kid Brands, Inc.*	33
6	Kirkland’s, Inc.*	68
11	Knology, Inc.*	129
110	Kohl’s Corp.*	5,168
21	Krispy Kreme Doughnuts, Inc.*	83
9	K-Swiss, Inc., Class A*	102
2	Lacrosse Footwear, Inc.	25
21	Lamar Advertising Co., Class A*	550
3	Landry’s Restaurants, Inc.*	73
113	Las Vegas Sands Corp.*	3,201
18	La-Z-Boy, Inc.*	121
12	Leapfrog Enterprises, Inc.*	56
18	Lear Corp.*	1,326
2	Learning Tree International, Inc.	18
16	Lee Enterprises, Inc.*	36
53	Leggett & Platt, Inc.	1,016
57	Lennar Corp., Class A	751
6	Libbey, Inc.*	67
84	Liberty Global, Inc., Class A*	2,312
26	Liberty Media Corp. - Capital, Class A*	1,172
213	Liberty Media Corp. - Interactive, Class A*	2,247
18	Liberty Media Corp. - Starz, Class A*	1,075
15	Life Time Fitness, Inc.*	510
3	Lifetime Brands, Inc.*	41
95	Limited Brands, Inc.	2,242
10	LIN TV Corp., Class A*	40
6	Lincoln Educational Services Corp.*	66
24	Lions Gate Entertainment Corp.*	171
8	Lithia Motors, Inc., Class A	61
50	Live Nation Entertainment, Inc.*	432
34	Liz Claiborne, Inc.*	143
51	LKQ Corp.*	949
9	LodgeNet Interactive Corp.*	23
515	Lowe’s Cos., Inc.	10,455
8	Lumber Liquidators Holdings, Inc.*	160
7	M/I Homes, Inc.*	66
4	Mac-Gray Corp.	43
151	Macy’s, Inc.	2,935
22	Madison Square Garden, Inc., Class A*	431
8	Maidenform Brands, Inc.*	213
7	Marcus Corp.	77

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Marine Products Corp.*	$21
8	MarineMax, Inc.*	52
97	Marriott International, Inc., Class A	3,105
9	Martha Stewart Living Omnimedia, Class A*	39
130	Mattel, Inc.	2,729
11	Matthews International Corp., Class A	346
21	McClatchy Co. (The), Class A*	56
5	McCormick & Schmick’s Seafood Restaurants, Inc.*	31
384	McDonald’s Corp.	28,055
113	McGraw-Hill Cos., Inc. (The)	3,124
13	MDC Holdings, Inc.	346
8	Media General, Inc., Class A*	62
14	Mediacom Communications Corp., Class A*	81
19	Men’s Wearhouse, Inc. (The)	366
13	Meredith Corp.	380
11	Meritage Homes Corp.*	196
98	MGM Resorts International*	883
5	Midas, Inc.*	35
17	Modine Manufacturing Co.*	169
20	Mohawk Industries, Inc.*	886
3	Monarch Casino & Resort, Inc.*	29
7	Monro Muffler Brake, Inc.	293
8	Morgans Hotel Group Co.*	50
8	Morningstar, Inc.*	324
6	Movado Group, Inc.*	61
10	Multimedia Games, Inc.*	35
3	National American University Holdings, Inc.	15
15	National CineMedia, Inc.	238
2	National Presto Industries, Inc.	200
14	NetFlix, Inc.*	1,757
9	New York & Co., Inc.*	17
48	New York Times Co. (The), Class A*	345
99	Newell Rubbermaid, Inc.	1,487
815	News Corp., Class A	10,245
4	Nexstar Broadcasting Group, Inc., Class A*	15
128	NIKE, Inc., Class B	8,960
60	Nordstrom, Inc.	1,735
10	NutriSystem, Inc.	176
2	NVR, Inc.*	1,208
6	O’Charleys, Inc.*	33
98	Office Depot, Inc.*	334
30	OfficeMax, Inc.*	292
110	Omnicom Group, Inc.	3,851
7	Orbitz Worldwide, Inc.*	35
49	O’Reilly Automotive, Inc.*	2,316
32	Orient-Express Hotels Ltd., Class A*	276
4	Outdoor Channel Holdings, Inc.*	21
5	Overstock.com, Inc.*	70
5	Oxford Industries, Inc.	99
8	P.F. Chang’s China Bistro, Inc.	342
24	Pacific Sunwear of California*	90
11	Panera Bread Co., Class A*	879
7	Papa John’s International, Inc.*	167
4	Peet’s Coffee & Tea, Inc.*	137
24	Penn National Gaming, Inc.*	676
16	Penske Automotive Group, Inc.*	192
19	PEP Boys-Manny Moe & Jack	171
4	Perry Ellis International, Inc.*	73
8	PetMed Express, Inc.	124
42	PetSmart, Inc.	1,339
20	Phillips-Van Heusen Corp.	914
37	Pier 1 Imports, Inc.*	226
22	Pinnacle Entertainment, Inc.*	216
8	Playboy Enterprises, Inc., Class B*	41
11	Polaris Industries, Inc.	587
20	Polo Ralph Lauren Corp.	1,515
18	Pool Corp.	332
3	Pre-Paid Legal Services, Inc.*	164
17	priceline.com, Inc.*	4,955
6	PRIMEDIA, Inc.	19
7	Princeton Review, Inc.*	13
120	PulteGroup, Inc.*	964
46	Quiksilver, Inc.*	165
3	R.G. Barry Corp.	32
11	Radio One, Inc., Class D*	7
45	RadioShack Corp.	832
8	RC2 Corp.*	147
2	ReachLocal, Inc.*	26
4	Red Lion Hotels Corp.*	25
6	Red Robin Gourmet Burgers, Inc.*	111
29	Regal Entertainment Group, Class A	357
20	Regis Corp.	335
23	Rent-A-Center, Inc.	462
3	Rentrak Corp.*	66
8	Retail Ventures, Inc.*	68
44	Ross Stores, Inc.	2,184
47	Royal Caribbean Cruises Ltd.*	1,154
23	Ruby Tuesday, Inc.*	212
5	Rue21, Inc.*	105
11	Ruth’s Hospitality Group, Inc.*	36
16	Ryland Group, Inc.	258
48	Saks, Inc.*	379
34	Sally Beauty Holdings, Inc.*	293
11	Scholastic Corp.	258
23	Scientific Games Corp., Class A*	235
32	Scripps Networks Interactive, Inc., Class A	1,286
17	Sealy Corp.*	40
16	Sears Holdings Corp.*	990
19	Select Comfort Corp.*	103
91	Service Corp. International	700
2	Shiloh Industries, Inc.*	17
3	Shoe Carnival, Inc.*	50
19	Shuffle Master, Inc.*	151
10	Shutterfly, Inc.*	222
31	Signet Jewelers Ltd.*	820
16	Sinclair Broadcast Group, Inc., Class A*	96
1,386	Sirius XM Radio, Inc.*	1,325
12	Skechers U.S.A., Inc., Class A*	306
2	Skyline Corp.	37
21	Smith & Wesson Holding Corp.*	79
14	Sonic Automotive, Inc., Class A*	123
22	Sonic Corp.*	169
24	Sotheby’s	639
12	Spartan Motors, Inc.	47
4	Speedway Motorsports, Inc.	53
14	Stage Stores, Inc.	156
7	Standard Motor Products, Inc.	60
38	Standard Pacific Corp.*	133
57	Stanley Black & Decker, Inc.	3,057
260	Staples, Inc.	4,620
266	Starbucks Corp.	6,115
68	Starwood Hotels & Resorts Worldwide, Inc.	3,178
10	Stein Mart, Inc.*	72
5	Steiner Leisure Ltd.*	178
2	Steinway Musical Instruments, Inc.*	31
9	Steven Madden Ltd.*	310
29	Stewart Enterprises, Inc., Class A	138

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5	Stoneridge, Inc.*	$43
5	Strayer Education, Inc.	724
7	Sturm Ruger & Co., Inc.	90
4	Summer Infant, Inc.*	31
8	Superior Industries International, Inc.	117
5	SuperMedia, Inc.*	45
4	Systemax, Inc.	47
25	Talbots, Inc.*	250
263	Target Corp.	13,455
26	Tempur-Pedic International, Inc.*	697
21	Tenneco, Inc.*	519
20	Texas Roadhouse, Inc.*	265
133	Thomson Reuters Corp.	4,628
12	Thor Industries, Inc.	280
45	Tiffany & Co.	1,783
15	Timberland Co. (The), Class A*	241
126	Time Warner Cable, Inc.	6,503
407	Time Warner, Inc.	12,202
146	TJX Cos., Inc.	5,795
52	Toll Brothers, Inc.*	899
13	Tractor Supply Co.	884
9	True Religion Apparel, Inc.*	158
28	TRW Automotive Holdings Corp.*	973
11	Tuesday Morning Corp.*	41
23	Tupperware Brands Corp.	905
5	U.S. Auto Parts Network, Inc.*	41
11	Ulta Salon Cosmetics & Fragrance, Inc.*	249
13	Under Armour, Inc., Class A*	466
15	Unifi, Inc.*	63
5	Universal Electronics, Inc.*	96
8	Universal Technical Institute, Inc.	124
44	Urban Outfitters, Inc.*	1,334
13	Vail Resorts, Inc.*	429
18	Valassis Communications, Inc.*	528
31	VF Corp.	2,189
217	Viacom, Inc., Class B	6,818
118	Virgin Media, Inc.	2,456
5	Vitacost.com, Inc.*	28
6	Vitamin Shoppe, Inc.*	146
7	Volcom, Inc.*	109
699	Walt Disney Co. (The)	22,780
16	Warnaco Group, Inc. (The)*	670
16	Warner Music Group Corp.*	67
2	Washington Post Co. (The), Class B	720
12	Weight Watchers International, Inc.	342
117	Wendy’s/Arby’s Group, Inc., Class A	455
5	West Marine, Inc.*	42
2	Westwood One, Inc.*	16
36	Wet Seal, Inc. (The), Class A*	109
3	Weyco Group, Inc.	70
27	Whirlpool Corp.	2,002
34	Williams-Sonoma, Inc.	883
1	Winmark Corp.	31
10	Winnebago Industries, Inc.*	86
21	WMS Industries, Inc.*	742
18	Wolverine World Wide, Inc.	455
9	World Wrestling Entertainment, Inc., Class A	126
64	Wyndham Worldwide Corp.	1,484
27	Wynn Resorts Ltd.	2,176
167	Yum! Brands, Inc.	6,964
7	Zumiez, Inc.*	104
		461,874
	Consumer Staples - 8.0%

31	Alberto-Culver Co.	963
1	Alico, Inc.	21
32	Alliance One International, Inc.*	112
743	Altria Group, Inc.	16,584
7	Andersons, Inc. (The)	251
229	Archer-Daniels-Midland Co.	7,049
153	Avon Products, Inc.	4,452
17	B&G Foods, Inc.	182
19	BJ’s Wholesale Club, Inc.*	797
3	Boston Beer Co., Inc., Class A*	197
1	Bridgford Foods Corp.	12
38	Brown-Forman Corp., Class B	2,329
51	Bunge Ltd.	2,703
4	Calavo Growers, Inc.	79
5	Cal-Maine Foods, Inc.	148
66	Campbell Soup Co.	2,459
18	Casey’s General Stores, Inc.	677
3	Cellu Tissue Holdings, Inc.*	23
25	Central European Distribution Corp.*	572
20	Central Garden and Pet Co., Class A*	187
16	Chiquita Brands International, Inc.*	201
25	Church & Dwight Co., Inc.	1,531
50	Clorox Co.	3,241
2	Coca-Cola Bottling Co. Consolidated	99
751	Coca-Cola Co. (The)	41,996
114	Coca-Cola Enterprises, Inc.	3,244
175	Colgate-Palmolive Co.	12,922
159	ConAgra Foods, Inc.	3,433
65	Constellation Brands, Inc., Class A*	1,083
27	Corn Products International, Inc.	922
157	Costco Wholesale Corp.	8,878
486	CVS Caremark Corp.	13,122
29	Darling International, Inc.*	218
65	Dean Foods Co.*	665
71	Del Monte Foods Co.	926
8	Diamond Foods, Inc.	338
13	Dole Food Co., Inc.*	112
88	Dr. Pepper Snapple Group, Inc.	3,240
9	Elizabeth Arden, Inc.*	147
25	Energizer Holdings, Inc.*	1,576
39	Estee Lauder Cos., Inc. (The), Class A	2,187
2	Farmer Bros Co.	28
6	Female Health Co. (The)	29
27	Flowers Foods, Inc.	698
14	Fresh Del Monte Produce, Inc.*	308
237	General Mills, Inc.	8,570
11	Great Atlantic & Pacific Tea Co.*	33
39	Green Mountain Coffee Roasters, Inc.*	1,202
1	Griffin Land & Nurseries, Inc.	25
113	H. J. Heinz Co.	5,225
15	Hain Celestial Group, Inc. (The)*	335
24	Hansen Natural Corp.*	1,081
3	Harbinger Group, Inc.*	17
32	Heckmann Corp.*	128
21	Herbalife Ltd.	1,167
55	Hershey Co. (The)	2,556
25	Hormel Foods Corp.	1,079
4	Imperial Sugar Co.	51
4	Ingles Markets, Inc., Class A	59
5	Inter Parfums, Inc.	82
5	J&J Snack Foods Corp.	189
43	J.M. Smucker Co. (The)	2,515
3	John B. Sanfilippo & Son, Inc.*	38
92	Kellogg Co.	4,571
148	Kimberly-Clark Corp.	9,531
572	Kraft Foods, Inc., Class A	17,131
230	Kroger Co. (The)	4,538
7	Lancaster Colony Corp.	319

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9	Lance, Inc.	$194
2	Lifeway Foods, Inc.*	20
3	Limoneira Co.	49
55	Lorillard, Inc.	4,181
47	McCormick & Co., Inc. (Non-Voting)	1,874
73	Mead Johnson Nutrition Co.	3,810
5	Medifast, Inc.*	134
4	MGP Ingredients, Inc.*	26
47	Molson Coors Brewing Co., Class B	2,047
4	Nash Finch Co.	157
4	National Beverage Corp.	57
3	Nature’s Sunshine Products, Inc.*	26
20	NBTY, Inc.*	1,090
18	Nu Skin Enterprises, Inc., Class A	460
3	Nutraceutical International Corp.*	41
2	Oil-Dri Corp. of America	41
8	Pantry, Inc. (The)*	151
575	PepsiCo, Inc.	36,904
661	Philip Morris International, Inc.	34,002
17	Pilgrim’s Pride Corp.*	106
15	Prestige Brands Holdings, Inc.*	111
6	Pricesmart, Inc.	155
1,027	Procter & Gamble Co. (The)	61,281
20	Ralcorp Holdings, Inc.*	1,193
4	Revlon, Inc., Class A*	43
60	Reynolds American, Inc.	3,272
199	Rite Aid Corp.*	173
16	Ruddick Corp.	518
139	Safeway, Inc.	2,613
8	Sanderson Farms, Inc.	344
236	Sara Lee Corp.	3,408
4	Schiff Nutrition International, Inc.	34
3	Seneca Foods Corp., Class A*	75
22	Smart Balance, Inc.*	80
49	Smithfield Foods, Inc.*	790
8	Spartan Stores, Inc.	105
6	Spectrum Brands Holdings, Inc.*	153
34	Star Scientific, Inc.*	51
76	SUPERVALU, Inc.	739
3	Susser Holdings Corp.*	35
7	Synutra International, Inc.*	71
211	Sysco Corp.	5,800
9	Tootsie Roll Industries, Inc.	212
12	TreeHouse Foods, Inc.*	498
107	Tyson Foods, Inc., Class A	1,753
15	United Natural Foods, Inc.*	521
9	Universal Corp.	321
2	USANA Health Sciences, Inc.*	85
15	Vector Group Ltd.	286
2	Village Super Market, Inc., Class A	52
349	Walgreen Co.	9,381
728	Wal-Mart Stores, Inc.	36,502
6	WD-40 Co.	211
4	Weis Markets, Inc.	141
50	Whole Foods Market, Inc.*	1,739
20	Winn-Dixie Stores, Inc.*	131
		419,630
	Energy - 8.2%

24	Abraxas Petroleum Corp.*	58
13	Allis-Chalmers Energy, Inc.*	50
3	Alon USA Energy, Inc.	16
43	Alpha Natural Resources, Inc.*	1,597
18	American Oil & Gas, Inc.*	123
177	Anadarko Petroleum Corp.	8,140
130	Apache Corp.	11,680
3	Apco Oil and Gas International, Inc.	78
5	Approach Resources, Inc.*	44
58	Arch Coal, Inc.	1,306
28	Atlas Energy, Inc.*	762
16	ATP Oil & Gas Corp.*	183
20	Atwood Oceanics, Inc.*	502
153	Baker Hughes, Inc.	5,750
8	Basic Energy Services, Inc.*	57
18	Berry Petroleum Co., Class A	489
16	Bill Barrett Corp.*	521
29	Boots & Coots, Inc.*	86
35	BPZ Resources, Inc.*	138
42	Brigham Exploration Co.*	643
13	Bristow Group, Inc.*	429
37	Cabot Oil & Gas Corp.	1,030
34	Cal Dive International, Inc.*	155
10	Callon Petroleum Co.*	37
17	CAMAC Energy, Inc.*	39
87	Cameron International Corp.*	3,200
7	CARBO Ceramics, Inc.	530
11	Carrizo Oil & Gas, Inc.*	231
20	Cheniere Energy, Inc.*	48
232	Chesapeake Energy Corp.	4,798
717	Chevron Corp.	53,173
30	Cimarex Energy Co.	1,963
2	Clayton Williams Energy, Inc.*	92
14	Clean Energy Fuels Corp.*	202
11	Cloud Peak Energy, Inc.*	174
26	Cobalt International Energy, Inc.*	212
28	Complete Production Services, Inc.*	494
17	Comstock Resources, Inc.*	370
33	Concho Resources, Inc.*	1,928
531	ConocoPhillips	27,840
81	CONSOL Energy, Inc.	2,608
4	Contango Oil & Gas Co.*	175
11	Continental Resources, Inc.*	446
16	Core Laboratories N.V.	1,263
14	Crosstex Energy, Inc.*	104
11	CVR Energy, Inc.*	78
3	Dawson Geophysical Co.*	72
5	Delek U.S. Holdings, Inc.	34
66	Delta Petroleum Corp.*	46
142	Denbury Resources, Inc.*	2,093
159	Devon Energy Corp.	9,585
17	DHT Holdings, Inc.	66
25	Diamond Offshore Drilling, Inc.	1,455
29	Dresser-Rand Group, Inc.*	1,030
12	Dril-Quip, Inc.*	634
251	El Paso Corp.	2,859
50	Endeavour International Corp.*	59
10	Energy Partners Ltd.*	109
18	Energy XXI Bermuda Ltd.*	360
90	EOG Resources, Inc.	7,818
5	Evolution Petroleum Corp.*	24
52	EXCO Resources, Inc.	699
23	Exterran Holdings, Inc.*	509
1,818	Exxon Mobil Corp.	107,553
43	FMC Technologies, Inc.*	2,660
40	Forest Oil Corp.*	1,045
38	Frontier Oil Corp.	445
18	Frontline Ltd.	477
15	FX Energy, Inc.*	48
16	Gastar Exploration Ltd.*	48
28	General Maritime Corp.	125
5	GeoResources, Inc.*	76
3	Global Geophysical Services, Inc.*	18
36	Global Industries Ltd.*	164
11	GMX Resources, Inc.*	47

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13	Golar LNG Ltd.	$135
9	Goodrich Petroleum Corp.*	120
6	Green Plains Renewable Energy, Inc.*	56
5	Gulf Island Fabrication, Inc.	74
8	GulfMark Offshore, Inc., Class A*	216
10	Gulfport Energy Corp.*	114
1	Hallador Energy Co.	11
323	Halliburton Co.	9,112
12	Harvest Natural Resources, Inc.*	84
37	Helix Energy Solutions Group, Inc.*	337
34	Helmerich & Payne, Inc.	1,259
41	Hercules Offshore, Inc.*	88
104	Hess Corp.	5,226
16	Holly Corp.	416
8	Hornbeck Offshore Services, Inc.*	126
6	Houston American Energy Corp.	54
47	International Coal Group, Inc.*	215
45	ION Geophysical Corp.*	154
10	James River Coal Co.*	158
45	Key Energy Services, Inc.*	360
6	Knightsbridge Tankers Ltd.	105
53	Kodiak Oil & Gas Corp.*	130
6	L&L Energy, Inc.*	50
11	Lufkin Industries, Inc.	425
19	Magnum Hunter Resources Corp.*	73
253	Marathon Oil Corp.	7,714
37	Mariner Energy, Inc.*	847
37	Massey Energy Co.	1,064
9	Matrix Service Co.*	77
82	McDermott International, Inc.*	1,051
30	McMoRan Exploration Co.*	426
6	Miller Petroleum, Inc.*	25
68	Murphy Oil Corp.	3,642
102	Nabors Industries Ltd.*	1,599
149	National Oilwell Varco, Inc.	5,601
4	Natural Gas Services Group, Inc.*	57
48	Newfield Exploration Co.*	2,304
32	Newpark Resources, Inc.*	279
62	Noble Energy, Inc.	4,326
17	Nordic American Tanker Shipping	450
16	Northern Oil and Gas, Inc.*	225
290	Occidental Petroleum Corp.	21,193
20	Oceaneering International, Inc.*	1,000
18	Oil States International, Inc.*	742
9	Overseas Shipholding Group, Inc.	290
1	OYO Geospace Corp.*	49
3	Panhandle Oil and Gas, Inc., Class A	67
41	Parker Drilling Co.*	149
28	Patriot Coal Corp.*	288
55	Patterson-UTI Energy, Inc.	812
96	Peabody Energy Corp.	4,109
16	Penn Virginia Corp.	223
108	Petrohawk Energy Corp.*	1,633
7	Petroleum Development Corp.*	188
20	Petroquest Energy, Inc.*	120
5	PHI, Inc. (Non-Voting)*	73
19	Pioneer Drilling Co.*	103
41	Pioneer Natural Resources Co.	2,371
50	Plains Exploration & Production Co.*	1,194
63	Pride International, Inc.*	1,484
62	QEP Resources, Inc.	1,800
42	Quicksilver Resources, Inc.*	512
20	RAM Energy Resources, Inc.*	33
57	Range Resources Corp.	1,927
77	Rentech, Inc.*	54
14	Resolute Energy Corp.*	150
3	REX American Resources Corp.*	39
12	Rex Energy Corp.*	136
19	Rosetta Resources, Inc.*	374
41	Rowan Cos., Inc.*	1,054
10	RPC, Inc.	163
128	SandRidge Energy, Inc.*	517
487	Schlumberger Ltd.	25,972
5	Scorpio Tankers, Inc.*	54
8	SEACOR Holdings, Inc.*	629
4	Seahawk Drilling, Inc.*	29
16	Ship Finance International Ltd.	280
22	SM Energy Co.	836
44	Southern Union Co.	990
124	Southwestern Energy Co.*	4,057
231	Spectra Energy Corp.	4,699
15	Stone Energy Corp.*	170
43	Sunoco, Inc.	1,448
28	Superior Energy Services, Inc.*	602
8	Superior Well Services, Inc.*	177
13	Swift Energy Co.*	350
25	Syntroleum Corp.*	38
5	T-3 Energy Services, Inc.*	110
15	Teekay Corp.	365
10	Teekay Tankers Ltd., Class A	115
11	Tesco Corp.*	109
50	Tesoro Corp.	561
27	Tetra Technologies, Inc.*	227
19	Tidewater, Inc.	762
53	TransAtlantic Petroleum Ltd.*	143
54	Ultra Petroleum Corp.*	2,107
5	Union Drilling, Inc.*	23
14	Unit Corp.*	477
22	Uranium Energy Corp.*	56
41	USEC, Inc.*	193
18	Vaalco Energy, Inc.*	102
202	Valero Energy Corp.	3,186
54	Vantage Drilling Co.*	73
7	Venoco, Inc.*	124
12	W&T Offshore, Inc.	108
25	Warren Resources, Inc.*	77
264	Weatherford International Ltd.*	3,936
18	Western Refining, Inc.*	78
18	Whiting Petroleum Corp.*	1,527
17	Willbros Group, Inc.*	133
208	Williams Cos., Inc. (The)	3,771
21	World Fuel Services Corp.	536
		424,862
	Financials - 13.4%

5	1st Source Corp.	81
8	1st United Bancorp, Inc./FL*	47
7	Abington Bancorp, Inc.	70
14	Acadia Realty Trust (REIT)	251
121	ACE Ltd.	6,470
20	Advance America Cash Advance Centers, Inc.	67
18	Affiliated Managers Group, Inc.*	1,156
168	Aflac, Inc.	7,938
3	Agree Realty Corp. (REIT)	71
1	Alexander’s, Inc. (REIT)	305
18	Alexandria Real Estate Equities, Inc. (REIT)	1,249
2	Alleghany Corp.*	595
2	Alliance Financial Corp./NY	57
18	Allied World Assurance Co. Holdings Ltd.	907
192	Allstate Corp. (The)	5,299
34	Alterra Capital Holdings Ltd.	630

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
60	AMB Property Corp. (REIT)	$1,427
103	Ambac Financial Group, Inc.*	56
23	American Campus Communities, Inc. (REIT)	685
12	American Capital Agency Corp. (REIT)	327
121	American Capital Ltd.*	613
21	American Equity Investment Life Holding Co.	199
374	American Express Co.	14,911
31	American Financial Group, Inc./OH	892
43	American International Group, Inc.*	1,459
2	American National Bankshares, Inc.	40
2	American National Insurance Co.	153
3	American Physicians Capital, Inc.	124
2	American Physicians Service Group, Inc.	53
4	American Safety Insurance Holdings Ltd.*	63
23	AmeriCredit Corp.*	557
92	Ameriprise Financial, Inc.	4,009
8	Ameris Bancorp*	63
7	Amerisafe, Inc.*	123
3	Ames National Corp.	51
8	Amtrust Financial Services, Inc.	109
221	Annaly Capital Management, Inc. (REIT)	3,841
42	Anworth Mortgage Asset Corp. (REIT)	286
96	AON Corp.	3,479
42	Apartment Investment & Management Co., Class A (REIT)	858
4	Apollo Commercial Real Estate Finance, Inc. (REIT)	68
69	Apollo Investment Corp.	660
18	Arch Capital Group Ltd.*	1,436
68	Ares Capital Corp.	1,016
11	Argo Group International Holdings Ltd.	335
2	Arlington Asset Investment Corp., Class A	40
3	Arrow Financial Corp.	68
37	Arthur J. Gallagher & Co.	919
10	Artio Global Investors, Inc.	139
14	Ashford Hospitality Trust, Inc. (REIT)*	112
28	Aspen Insurance Holdings Ltd.	795
5	Asset Acceptance Capital Corp.*	19
62	Associated Banc-Corp	748
11	Associated Estates Realty Corp. (REIT)	149
40	Assurant, Inc.	1,462
66	Assured Guaranty Ltd.	1,020
4	Asta Funding, Inc.	33
31	Astoria Financial Corp.	374
30	AvalonBay Communities, Inc. (REIT)	3,157
3	Avatar Holdings, Inc.*	52
43	Axis Capital Holdings Ltd.	1,328
3	Baldwin & Lyons, Inc., Class B	67
3	Bancfirst Corp.	112
10	Banco Latinoamericano de Comercio Exterior S.A., Class E	127
1	Bancorp Rhode Island, Inc.	28
8	Bancorp, Inc. (The)/DE*	51
30	BancorpSouth, Inc.	383
16	Bank Mutual Corp.	81
3,580	Bank of America Corp.	44,571
17	Bank of Hawaii Corp.	759
2	Bank of Marin Bancorp	63
433	Bank of New York Mellon Corp. (The)	10,509
5	Bank of the Ozarks, Inc.	184
7	BankFinancial Corp.	63
247	BB&T Corp.	5,464
12	Beneficial Mutual Bancorp, Inc.*	100
617	Berkshire Hathaway, Inc., Class B*	48,607
5	Berkshire Hills Bancorp, Inc.	88
20	BGC Partners, Inc., Class A	103
41	BioMed Realty Trust, Inc. (REIT)	701
23	BlackRock Kelso Capital Corp.	248
12	BlackRock, Inc.	1,703
3	BofI Holding, Inc.*	34
9	BOK Financial Corp.	400
27	Boston Private Financial Holdings, Inc.	169
50	Boston Properties, Inc. (REIT)	4,070
47	Brandywine Realty Trust (REIT)	517
23	BRE Properties, Inc. (REIT)	940
2	Bridge Bancorp, Inc.	44
21	Brookline Bancorp, Inc.	197
40	Brown & Brown, Inc.	762
3	Bryn Mawr Bank Corp.	49
7	Calamos Asset Management, Inc., Class A	66
1	California First National Bancorp	12
3	Camden National Corp.	91
23	Camden Property Trust (REIT)	1,052
4	Capital City Bank Group, Inc.	44
163	Capital One Financial Corp.	6,171
1	Capital Southwest Corp.	87
115	CapitalSource, Inc.	581
7	Capitol Federal Financial	180
20	CapLease, Inc. (REIT)	103
25	Capstead Mortgage Corp. (REIT)	290
10	Cardinal Financial Corp.	92
10	Cardtronics, Inc.*	139
11	Cash America International, Inc.	337
28	Cathay General Bancorp	269
102	CB Richard Ellis Group, Inc., Class A*	1,675
49	CBL & Associates Properties, Inc. (REIT)	598
19	Cedar Shopping Centers, Inc. (REIT)	105
13	Center Financial Corp.*	60
9	Centerstate Banks, Inc.	78
1	Century Bancorp, Inc./MA, Class A	21
353	Charles Schwab Corp. (The)	4,504
3	Chatham Lodging Trust (REIT)*	49
9	Chemical Financial Corp.	174
3	Chesapeake Lodging Trust (REIT)*	49
315	Chimera Investment Corp. (REIT)	1,238
117	Chubb Corp.	6,449
52	Cincinnati Financial Corp.	1,387
71	CIT Group, Inc.*	2,604
7,548	Citigroup, Inc.*	28,079
4	Citizens & Northern Corp.	42
141	Citizens Republic Bancorp, Inc.*	110
13	Citizens, Inc./TX*	88
6	City Holding Co.	171
16	City National Corp./CA	775
4	Clifton Savings Bancorp, Inc.	33
23	CME Group, Inc.	5,706
9	CNA Financial Corp.*	234
6	CNA Surety Corp.*	101
4	CNB Financial Corp./PA	51
79	CNO Financial Group, Inc.*	374
12	CoBiz Financial, Inc.	64
15	Cogdell Spencer, Inc. (REIT)	93
6	Cohen & Steers, Inc.	128
25	Colonial Properties Trust (REIT)	396
5	Colony Financial, Inc. (REIT)	89
14	Columbia Banking System, Inc.	249

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
63	Comerica, Inc.	$2,168
26	Commerce Bancshares, Inc./MO	929
23	CommonWealth REIT (REIT)	555
12	Community Bank System, Inc.	271
5	Community Trust Bancorp, Inc.	132
12	Compass Diversified Holdings	170
4	CompuCredit Holdings Corp.	17
2	Consolidated-Tomoka Land Co.	54
21	Corporate Office Properties Trust (REIT)	758
32	Cousins Properties, Inc. (REIT)	210
13	Cowen Group, Inc., Class A*	45
9	Crawford & Co., Class B*	24
2	Credit Acceptance Corp.*	113
5	CreXus Investment Corp. (REIT)	60
19	Cullen/Frost Bankers, Inc.	974
32	CVB Financial Corp.	219
9	Cypress Sharpridge Investments, Inc. (REIT)	121
7	Danvers Bancorp, Inc.	105
75	DCT Industrial Trust, Inc. (REIT)	347
17	Delphi Financial Group, Inc., Class A	379
71	Developers Diversified Realty Corp. (REIT)	736
1	Diamond Hill Investment Group, Inc.	51
55	DiamondRock Hospitality Co. (REIT)*	482
31	Digital Realty Trust, Inc. (REIT)	1,837
10	Dime Community Bancshares	125
194	Discover Financial Services	2,815
9	Dollar Financial Corp.*	174
4	Donegal Group, Inc., Class A	44
7	Doral Financial Corp.*	9
44	Douglas Emmett, Inc. (REIT)	709
10	Duff & Phelps Corp., Class A	100
90	Duke Realty Corp. (REIT)	1,009
15	DuPont Fabros Technology, Inc. (REIT)	371
6	Dynex Capital, Inc. (REIT)	60
79	E*Trade Financial Corp.*	980
6	Eagle Bancorp, Inc.*	65
53	East West Bancorp, Inc.	775
10	EastGroup Properties, Inc. (REIT)	352
42	Eaton Vance Corp.	1,092
20	Education Realty Trust, Inc. (REIT)	137
8	eHealth, Inc.*	81
2	EMC Insurance Group, Inc.	41
15	Employers Holdings, Inc.	220
3	Encore Bancshares, Inc.*	18
5	Encore Capital Group, Inc.*	99
16	Endurance Specialty Holdings Ltd.	589
2	Enstar Group Ltd.*	139
5	Enterprise Financial Services Corp.	41
17	Entertainment Properties Trust (REIT)	733
5	Epoch Holding Corp.	50
9	Equity Lifestyle Properties, Inc. (REIT)	466
13	Equity One, Inc. (REIT)	208
101	Equity Residential (REIT)	4,629
10	Erie Indemnity Co., Class A	525
3	ESB Financial Corp.	37
5	ESSA Bancorp, Inc.	56
11	Essex Property Trust, Inc. (REIT)	1,163
6	Evercore Partners, Inc., Class A	147
21	Everest Re Group Ltd.	1,662
5	Excel Trust, Inc. (REIT)*	55
31	Extra Space Storage, Inc. (REIT)	474
16	EZCORP, Inc., Class A*	288
5	FBL Financial Group, Inc., Class A	115
19	FBR Capital Markets Corp.*	65
3	Federal Agricultural Mortgage Corp., Class C	33
22	Federal Realty Investment Trust (REIT)	1,744
32	Federated Investors, Inc., Class B	667
35	FelCor Lodging Trust, Inc. (REIT)*	139
82	Fidelity National Financial, Inc., Class A	1,190
19	Fifth Street Finance Corp.	187
284	Fifth Third Bancorp	3,138
5	Financial Engines, Inc.*	67
4	Financial Institutions, Inc.	57
37	First American Financial Corp.	549
3	First Bancorp, Inc./ME	40
33	First BanCorp./Puerto Rico*	12
5	First Bancorp/NC	61
19	First Busey Corp.	81
11	First Cash Financial Services, Inc.*	262
2	First Citizens BancShares, Inc./NC, Class A	336
37	First Commonwealth Financial Corp.	183
6	First Community Bancshares, Inc./VA	77
21	First Financial Bancorp	335
7	First Financial Bankshares, Inc.	313
4	First Financial Corp./IN	115
6	First Financial Holdings, Inc.	54
82	First Horizon National Corp.*	827
23	First Industrial Realty Trust, Inc. (REIT)*	98
4	First Interstate BancSystem, Inc.	46
20	First Marblehead Corp. (The)*	41
9	First Merchants Corp.	70
5	First Mercury Financial Corp.	46
26	First Midwest Bancorp, Inc./IL	285
75	First Niagara Financial Group, Inc.	847
2	First of Long Island Corp. (The)	49
13	First Potomac Realty Trust (REIT)	193
3	First South Bancorp, Inc./NC	30
38	FirstMerit Corp.	657
17	Flagstar Bancorp, Inc.*	39
19	Flagstone Reinsurance Holdings S.A.	191
11	Flushing Financial Corp.	119
41	FNB Corp./PA	319
45	Forest City Enterprises, Inc., Class A*	507
13	Forestar Group, Inc.*	193
2	Fox Chase Bancorp, Inc.*	19
3	FPIC Insurance Group, Inc.*	91
53	Franklin Resources, Inc.	5,115
25	Franklin Street Properties Corp. (REIT)	293
71	Fulton Financial Corp.	588
2	GAMCO Investors, Inc., Class A	71
88	General Growth Properties, Inc. (REIT)	1,238
174	Genworth Financial, Inc., Class A*	1,884
4	German American Bancorp, Inc.	63
2	Gerova Financial Group Ltd.*	11
7	Getty Realty Corp. (REIT)	174
24	GFI Group, Inc.	108
26	Glacier Bancorp, Inc.	360
8	Gladstone Capital Corp.	83
3	Gladstone Commercial Corp. (REIT)	51
8	Gladstone Investment Corp.	47
28	Gleacher & Co., Inc.*	47
46	GLG Partners, Inc.*	206
30	Glimcher Realty Trust (REIT)	178
5	Global Indemnity plc*	83
184	Goldman Sachs Group, Inc. (The)	25,197
3	Golub Capital BDC, Inc.*	43
10	Government Properties Income Trust (REIT)	257

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Great Southern Bancorp, Inc.	$80
4	Green Bankshares, Inc.*	27
11	Greenhill & Co., Inc.	775
10	Greenlight Capital Re Ltd., Class A*	231
4	Hallmark Financial Services*	33
10	Hancock Holding Co.	272
37	Hanmi Financial Corp.*	45
16	Hanover Insurance Group, Inc. (The)	694
4	Harleysville Group, Inc.	128
11	Harris & Harris Group, Inc.*	42
158	Hartford Financial Services Group, Inc.	3,185
13	Hatteras Financial Corp. (REIT)	377
41	HCC Insurance Holdings, Inc.	1,034
111	HCP, Inc. (REIT)	3,909
44	Health Care REIT, Inc. (REIT)	2,021
22	Healthcare Realty Trust, Inc. (REIT)	515
5	Heartland Financial USA, Inc.	70
13	Hercules Technology Growth Capital, Inc.	119
4	Heritage Financial Corp./WA*	51
1	Heritage Financial Group	9
39	Hersha Hospitality Trust (REIT)	185
6	HFF, Inc., Class A*	48
26	Highwoods Properties, Inc. (REIT)	813
14	Hilltop Holdings, Inc.*	138
3	Home Bancorp, Inc.*	39
8	Home Bancshares, Inc./AR	172
6	Home Federal Bancorp, Inc./ID	75
13	Home Properties, Inc. (REIT)	656
14	Horace Mann Educators Corp.	230
44	Hospitality Properties Trust (REIT)	860
235	Host Hotels & Resorts, Inc. (REIT)	3,086
169	Hudson City Bancorp, Inc.	1,948
4	Hudson Valley Holding Corp.	65
256	Huntington Bancshares, Inc./OH	1,354
10	Iberiabank Corp.	487
8	Independent Bank Corp./MA	168
5	Infinity Property & Casualty Corp.	232
27	Inland Real Estate Corp. (REIT)	208
13	Interactive Brokers Group, Inc., Class A*	210
26	IntercontinentalExchange, Inc.*	2,485
5	International Assets Holding Corp.*	82
19	International Bancshares Corp.	296
167	Invesco Ltd.	3,023
9	Invesco Mortgage Capital, Inc. (REIT)	188
16	Investment Technology Group, Inc.*	213
17	Investors Bancorp, Inc.*	181
27	Investors Real Estate Trust (REIT)	221
33	iStar Financial, Inc. (REIT)*	115
66	Janus Capital Group, Inc.	599
42	Jefferies Group, Inc.	945
5	JMP Group, Inc.	29
15	Jones Lang LaSalle, Inc.	1,133
1,420	JPMorgan Chase & Co.	51,631
1	Kansas City Life Insurance Co.	30
4	Kayne Anderson Energy Development Co.	58
13	KBW, Inc.	286
5	Kearny Financial Corp.	44
7	Kennedy-Wilson Holdings, Inc.*	69
314	KeyCorp	2,314
1	K-Fed Bancorp	8
19	Kilroy Realty Corp. (REIT)	591
145	Kimco Realty Corp. (REIT)	2,162
19	Kite Realty Group Trust (REIT)	79
34	Knight Capital Group, Inc., Class A*	404
13	LaBranche & Co., Inc.*	51
33	Ladenburg Thalmann Financial Services, Inc.*	26
7	Lakeland Bancorp, Inc.	55
6	Lakeland Financial Corp.	111
25	LaSalle Hotel Properties (REIT)	527
33	Lazard Ltd., Class A	1,032
55	Legg Mason, Inc.	1,393
70	Leucadia National Corp.*	1,494
35	Lexington Realty Trust (REIT)	233
40	Liberty Property Trust (REIT)	1,215
3	Life Partners Holdings, Inc.	44
108	Lincoln National Corp.	2,523
112	Loews Corp.	3,936
9	LTC Properties, Inc. (REIT)	222
26	M&T Bank Corp.	2,227
46	Macerich Co. (The) (REIT)	1,905
28	Mack-Cali Realty Corp. (REIT)	864
18	Maiden Holdings Ltd.	132
5	Main Street Capital Corp.	74
7	MainSource Financial Group, Inc.	42
3	Markel Corp.*	983
10	MarketAxess Holdings, Inc.	153
3	Marlin Business Services Corp.*	29
193	Marsh & McLennan Cos., Inc.	4,578
188	Marshall & Ilsley Corp.	1,231
19	MB Financial, Inc.	285
55	MBIA, Inc.*	515
27	MCG Capital Corp.	143
19	Meadowbrook Insurance Group, Inc.	163
5	Medallion Financial Corp.	35
40	Medical Properties Trust, Inc. (REIT)	394
2	Merchants Bancshares, Inc.	47
10	Mercury General Corp.	392
3	Meridian Interstate Bancorp, Inc.*	32
232	MetLife, Inc.	8,723
5	Metro Bancorp, Inc.*	46
37	MF Global Holdings Ltd.*	244
100	MFA Financial, Inc. (REIT)	737
72	MGIC Investment Corp.*	520
12	Mid-America Apartment Communities, Inc. (REIT)	678
3	MidSouth Bancorp, Inc.	37
2	MidWestOne Financial Group, Inc.	26
6	Mission West Properties, Inc. (REIT)	40
9	Monmouth Real Estate Investment Corp., Class A (REIT)	64
25	Montpelier Re Holdings Ltd.	396
73	Moody’s Corp.	1,543
499	Morgan Stanley	12,320
17	MPG Office Trust, Inc. (REIT)*	38
39	MSCI, Inc., Class A*	1,166
9	MVC Capital, Inc.	116
14	Nara Bancorp, Inc.*	84
1	NASB Financial, Inc.	13
48	NASDAQ OMX Group, Inc. (The)*	860
2	National Bankshares, Inc.	47
15	National Financial Partners Corp.*	160
9	National Health Investors, Inc. (REIT)	377
2	National Interstate Corp.	38
45	National Penn Bancshares, Inc.	261
30	National Retail Properties, Inc. (REIT)	731
1	National Western Life Insurance Co., Class A	128
43	Nationwide Health Properties, Inc. (REIT)	1,654
4	Navigators Group, Inc. (The)*	167

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12	NBT Bancorp, Inc.	$245
9	Nelnet, Inc., Class A	197
155	New York Community Bancorp, Inc.	2,463
38	NewAlliance Bancshares, Inc.	465
22	Newcastle Investment Corp. (REIT)*	53
10	NewStar Financial, Inc.*	67
8	NGP Capital Resources Co.	65
86	Northern Trust Corp.	3,968
6	Northfield Bancorp, Inc.	65
27	NorthStar Realty Finance Corp. (REIT)	86
39	Northwest Bancshares, Inc.	419
2	NYMAGIC, Inc.	51
93	NYSE Euronext	2,580
5	OceanFirst Financial Corp.	57
26	Ocwen Financial Corp.*	236
31	Old National Bancorp/IN	286
86	Old Republic International Corp.	1,099
33	Omega Healthcare Investors, Inc. (REIT)	708
4	OmniAmerican Bancorp, Inc.*	44
3	One Liberty Properties, Inc. (REIT)	43
8	OneBeacon Insurance Group Ltd., Class A	104
4	Oppenheimer Holdings Inc., Class A	93
15	optionsXpress Holdings, Inc.*	214
18	Oriental Financial Group, Inc.	238
20	Oritani Financial Corp.	188
2	Orrstown Financial Services, Inc.	41
7	Pacific Continental Corp.	57
11	PacWest Bancorp	188
4	Park National Corp.	240
8	Parkway Properties, Inc./MD (REIT)	117
28	PartnerRe Ltd.	2,085
3	Peapack Gladstone Financial Corp.	32
13	Pebblebrook Hotel Trust (REIT)*	231
13	PennantPark Investment Corp.	128
1	Penns Woods Bancorp, Inc.	30
20	Pennsylvania Real Estate Investment Trust (REIT)	209
6	PennyMac Mortgage Investment Trust (REIT)	105
7	Penson Worldwide, Inc.*	32
4	Peoples Bancorp, Inc./OH	48
133	People’s United Financial, Inc.	1,692
20	PHH Corp.*	370
41	Phoenix Cos, Inc. (The)*	73
8	Pico Holdings, Inc.*	223
19	Piedmont Office Realty Trust, Inc., Class A (REIT)	349
12	Pinnacle Financial Partners, Inc.*	103
6	Piper Jaffray Cos.*	166
15	Platinum Underwriters Holdings Ltd.	603
58	Plum Creek Timber Co., Inc. (REIT)	1,999
12	PMA Capital Corp., Class A*	83
51	PMI Group, Inc. (The)*	157
188	PNC Financial Services Group, Inc.	9,580
365	Popular, Inc.*	934
1	Porter Bancorp, Inc.	11
6	Portfolio Recovery Associates, Inc.*	382
17	Post Properties, Inc. (REIT)	432
14	Potlatch Corp. (REIT)	469
7	Presidential Life Corp.	60
9	Primerica, Inc.	189
6	Primus Guaranty Ltd.*	23
114	Principal Financial Group, Inc.	2,628
19	PrivateBancorp, Inc.	199
12	ProAssurance Corp.*	635
239	Progressive Corp. (The)	4,732
170	ProLogis (REIT)	1,845
26	Prospect Capital Corp.	239
17	Prosperity Bancshares, Inc.	484
31	Protective Life Corp.	579
21	Provident Financial Services, Inc.	241
14	Provident New York Bancorp	113
166	Prudential Financial, Inc.	8,395
7	PS Business Parks, Inc. (REIT)	394
50	Public Storage (REIT)	4,901
3	Pzena Investment Management, Inc., Class A	19
47	Radian Group, Inc.	298
30	RAIT Financial Trust (REIT)*	40
14	Ramco-Gershenson Properties Trust (REIT)	146
35	Raymond James Financial, Inc.	808
29	Rayonier, Inc. (REIT)	1,372
37	Realty Income Corp. (REIT)	1,206
28	Redwood Trust, Inc. (REIT)	387
29	Regency Centers Corp. (REIT)	1,057
448	Regions Financial Corp.	2,881
26	Reinsurance Group of America, Inc.	1,137
20	RenaissanceRe Holdings Ltd.	1,136
9	Renasant Corp.	121
3	Republic Bancorp, Inc./KY, Class A	58
16	Resource Capital Corp. (REIT)	95
15	Retail Opportunity Investments Corp.	142
7	RLI Corp.	367
3	Rockville Financial, Inc.	35
6	Rodman & Renshaw Capital Group, Inc.*	12
3	Roma Financial Corp.	31
9	S&T Bancorp, Inc.	153
4	S. Y. Bancorp, Inc.	95
7	Safeguard Scientifics, Inc.*	80
5	Safety Insurance Group, Inc.	204
7	Sanders Morris Harris Group, Inc.	36
9	Sandy Spring Bancorp, Inc.	132
2	Saul Centers, Inc. (REIT)	83
5	SCBT Financial Corp.	144
8	SeaBright Holdings, Inc.	57
53	SEI Investments Co.	938
19	Selective Insurance Group, Inc.	282
45	Senior Housing Properties Trust (REIT)	1,058
3	Sierra Bancorp	35
15	Signature Bank/NY*	548
6	Simmons First National Corp., Class A	152
104	Simon Property Group, Inc. (REIT)	9,407
28	SL Green Realty Corp. (REIT)	1,688
173	SLM Corp.*	1,912
2	Solar Capital Ltd.	39
6	Southside Bancshares, Inc.	113
7	Southwest Bancorp, Inc./OK	83
10	Sovran Self Storage, Inc. (REIT)	378
33	St. Joe Co. (The)*	795
17	StanCorp Financial Group, Inc.	606
17	Starwood Property Trust, Inc. (REIT)	323
5	State Auto Financial Corp.	70
6	State Bancorp, Inc./NY	51
179	State Street Corp.	6,279
8	StellarOne Corp.	83
10	Sterling Bancorp/NY	87
33	Sterling Bancshares, Inc./TX	164
6	Stewart Information Services Corp.	63
12	Stifel Financial Corp.*	519
50	Strategic Hotels & Resorts, Inc. (REIT)*	179

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Student Loan Corp. (The)	$19
3	Suffolk Bancorp	71
7	Sun Communities, Inc. (REIT)	200
35	Sunstone Hotel Investors, Inc. (REIT)*	300
178	SunTrust Banks, Inc.	4,003
46	Susquehanna Bancshares, Inc.	364
15	SVB Financial Group*	558
10	SWS Group, Inc.	72
12	Symetra Financial Corp.	129
279	Synovus Financial Corp.	575
93	T. Rowe Price Group, Inc.	4,072
14	Tanger Factory Outlet Centers (REIT)	647
19	Taubman Centers, Inc. (REIT)	788
3	Taylor Capital Group, Inc.*	29
51	TCF Financial Corp.	728
83	TD Ameritrade Holding Corp.*	1,213
5	Tejon Ranch Co.*	106
3	Terreno Realty Corp. (REIT)*	52
4	Territorial Bancorp, Inc.	68
13	Texas Capital Bancshares, Inc.*	199
28	TFS Financial Corp.	257
3	THL Credit, Inc.	35
13	Thomas Properties Group, Inc.	41
10	TICC Capital Corp.	92
3	Tompkins Financial Corp.	110
29	Torchmark Corp.	1,431
2	Tower Bancorp, Inc.	38
14	Tower Group, Inc.	300
8	TowneBank/VA	114
15	TradeStation Group, Inc.*	88
23	Transatlantic Holdings, Inc.	1,096
168	Travelers Cos., Inc. (The)	8,229
4	Triangle Capital Corp.	62
5	Trico Bancshares	69
27	TrustCo Bank Corp NY	144
23	Trustmark Corp.	439
9	Two Harbors Investment Corp. (REIT)	78
684	U.S. Bancorp	14,227
58	UDR, Inc. (REIT)	1,194
11	UMB Financial Corp.	351
4	UMH Properties, Inc. (REIT)	38
41	Umpqua Holdings Corp.	426
6	Union First Market Bankshares Corp.	70
14	United Bankshares, Inc.	322
34	United Community Banks, Inc./GA*	84
6	United Financial Bancorp, Inc.	81
8	United Fire & Casualty Co.	162
18	Unitrin, Inc.	428
4	Universal Health Realty Income Trust (REIT)	127
6	Universal Insurance Holdings, Inc.	25
6	Univest Corp. of Pennsylvania	96
119	Unum Group	2,386
7	Urstadt Biddle Properties, Inc., Class A (REIT)	129
33	U-Store-It Trust (REIT)	264
26	Validus Holdings Ltd.	662
57	Valley National Bancorp	743
56	Ventas, Inc. (REIT)	2,829
5	ViewPoint Financial Group	45
7	Virginia Commerce Bancorp, Inc.*	39
2	Virtus Investment Partners, Inc.*	53
58	Vornado Realty Trust (REIT)	4,701
45	W. R. Berkley Corp.	1,186
31	Waddell & Reed Financial, Inc., Class A	713
9	Walter Investment Management Corp. (REIT)	146
5	Washington Banking Co.	60
40	Washington Federal, Inc.	571
22	Washington Real Estate Investment Trust (REIT)	674
5	Washington Trust Bancorp, Inc.	90
3	Waterstone Financial, Inc.*	12
23	Webster Financial Corp.	370
43	Weingarten Realty Investors (REIT)	868
1,736	Wells Fargo & Co.	40,883
8	WesBanco, Inc.	122
6	West Bancorp., Inc.*	35
33	West Coast Bancorp/OR*	78
10	Westamerica Bancorp.	507
23	Western Alliance Bancorp.*	141
11	Westfield Financial, Inc.	83
2	Westwood Holdings Group, Inc.	61
3	White Mountains Insurance Group Ltd.	911
34	Whitney Holding Corp./LA	253
33	Wilmington Trust Corp.	290
7	Wilshire Bancorp, Inc.	43
6	Winthrop Realty Trust (REIT)	82
11	Wintrust Financial Corp.	316
6	World Acceptance Corp.*	245
2	WSFS Financial Corp.	72
122	XL Group plc	2,185
62	Zions Bancorp.	1,143
		699,421
	Health Care - 9.5%

8	Abaxis, Inc.*	144
551	Abbott Laboratories	27,186
11	Abiomed, Inc.*	100
3	Abraxis BioScience, Inc.*	220
20	Accelrys, Inc.*	121
4	Accretive Health, Inc.*	38
18	Accuray, Inc.*	118
14	Acorda Therapeutics, Inc.*	422
3	Acura Pharmaceuticals, Inc.*	7
152	Aetna, Inc.	4,061
7	Affymax, Inc.*	39
25	Affymetrix, Inc.*	103
5	AGA Medical Holdings, Inc.*	68
4	Air Methods Corp.*	146
20	Akorn, Inc.*	68
8	Albany Molecular Research, Inc.*	49
25	Alcon, Inc.	4,055
30	Alere, Inc.*	839
32	Alexion Pharmaceuticals, Inc.*	1,807
16	Alexza Pharmaceuticals, Inc.*	45
21	Align Technology, Inc.*	337
2	Alimera Sciences, Inc.*	17
34	Alkermes, Inc.*	451
108	Allergan, Inc.	6,633
10	Alliance HealthCare Services, Inc.*	42
16	Allied Healthcare International, Inc.*	32
28	Allos Therapeutics, Inc.*	102
49	Allscripts Healthcare Solutions, Inc.*	819
3	Almost Family, Inc.*	76
13	Alnylam Pharmaceuticals, Inc.*	178
18	Alphatec Holdings, Inc.*	37
7	AMAG Pharmaceuticals, Inc.*	176
10	Amedisys, Inc.*	231
3	America Service Group, Inc.	41
6	American Dental Partners, Inc.*	64
27	American Medical Systems Holdings, Inc.*	492
18	AMERIGROUP Corp.*	664

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
101	AmerisourceBergen Corp.	$2,755
342	Amgen, Inc.*	17,456
12	AMN Healthcare Services, Inc.*	53
11	Amsurg Corp.*	183
51	Amylin Pharmaceuticals, Inc.*	1,048
5	Analogic Corp.	207
9	Angiodynamics, Inc.*	137
25	Antares Pharma, Inc.*	36
2	Anthera Pharmaceuticals, Inc.*	8
9	Aoxing Pharmaceutical Co., Inc.*	23
5	Ardea Biosciences, Inc.*	101
40	Arena Pharmaceuticals, Inc.*	260
39	Ariad Pharmaceuticals, Inc.*	137
15	Arqule, Inc.*	78
19	Array Biopharma, Inc.*	51
10	ArthroCare Corp.*	260
13	AspenBio Pharma, Inc.*	7
4	Assisted Living Concepts, Inc., Class A*	109
12	athenahealth, Inc.*	323
1	Atrion Corp.	139
15	Auxilium Pharmaceuticals, Inc.*	389
26	AVANIR Pharmaceuticals, Inc., Class A*	74
3	AVEO Pharmaceuticals, Inc.*	26
39	AVI BioPharma, Inc.*	82
213	Baxter International, Inc.	9,065
25	Beckman Coulter, Inc.	1,141
83	Becton, Dickinson and Co.	5,660
10	BioCryst Pharmaceuticals, Inc.*	47
6	Biodel, Inc.*	22
86	Biogen Idec, Inc.*	4,627
36	BioMarin Pharmaceutical, Inc.*	730
6	BioMimetic Therapeutics, Inc.*	55
7	Bio-Rad Laboratories, Inc., Class A*	578
9	Bio-Reference Labs, Inc.*	178
25	Biosante Pharmaceuticals, Inc.*	33
14	BioScrip, Inc.*	68
1	Biospecifics Technologies Corp.*	27
8	BioTime, Inc.*	34
10	BMP Sunstone Corp.*	65
541	Boston Scientific Corp.*	2,808
614	Bristol-Myers Squibb Co.	16,013
31	Brookdale Senior Living, Inc.*	415
26	Bruker Corp.*	309
34	C.R. Bard, Inc.	2,612
9	Cadence Pharmaceuticals, Inc.*	71
16	Caliper Life Sciences, Inc.*	53
10	Cambrex Corp.*	42
5	Cantel Medical Corp.	72
10	Capital Senior Living Corp.*	50
3	Caraco Pharmaceutical Laboratories Ltd.*	16
129	Cardinal Health, Inc.	3,865
9	CardioNet, Inc.*	39
64	CareFusion Corp.*	1,381
14	Catalyst Health Solutions, Inc.*	561
29	Celera Corp.*	191
164	Celgene Corp.*	8,449
11	Celldex Therapeutics, Inc.*	48
18	Centene Corp.*	364
27	Cephalon, Inc.*	1,528
21	Cepheid, Inc.*	309
25	Cerner Corp.*	1,821
14	Cerus Corp.*	40
24	Charles River Laboratories International, Inc.*	678
11	Chelsea Therapeutics International, Inc.*	45
8	Chemed Corp.	399
5	Chindex International, Inc.*	65
99	CIGNA Corp.	3,190
20	Clarient, Inc.*	66
4	Clinical Data, Inc.*	60
2	Codexis, Inc.*	16
23	Combinatorx, Inc.*	30
34	Community Health Systems, Inc.*	886
3	Computer Programs & Systems, Inc.	123
11	Conceptus, Inc.*	152
10	Conmed Corp.*	185
10	Continucare Corp.*	33
16	Cooper Cos., Inc. (The)	645
10	Corcept Therapeutics, Inc.*	28
3	Cornerstone Therapeutics, Inc.*	20
2	Corvel Corp.*	74
23	Covance, Inc.*	872
53	Coventry Health Care, Inc.*	1,026
179	Covidien plc	6,326
11	Cross Country Healthcare, Inc.*	82
10	CryoLife, Inc.*	52
21	Cubist Pharmaceuticals, Inc.*	463
4	Cumberland Pharmaceuticals, Inc.*	20
27	Curis, Inc.*	33
5	Cutera, Inc.*	35
10	Cyberonics, Inc.*	214
3	Cynosure, Inc., Class A*	28
14	Cypress Bioscience, Inc.*	45
17	Cytokinetics, Inc.*	38
15	Cytori Therapeutics, Inc.*	68
39	CytRx Corp.*	26
37	DaVita, Inc.*	2,391
16	Delcath Systems, Inc.*	97
51	Dendreon Corp.*	1,828
52	DENTSPLY International, Inc.	1,447
19	Depomed, Inc.*	68
20	DexCom, Inc.*	245
6	Dionex Corp.*	435
31	Durect Corp.*	64
35	Dyax Corp.*	80
26	Dynavax Technologies Corp.*	42
3	DynaVox, Inc., Class A*	27
40	Edwards Lifesciences Corp.*	2,303
363	Eli Lilly & Co.	12,182
10	Emdeon, Inc., Class A*	102
11	Emergency Medical Services Corp., Class A*	529
7	Emergent Biosolutions, Inc.*	127
7	Emeritus Corp.*	108
41	Endo Pharmaceuticals Holdings, Inc.*	1,114
17	Endologix, Inc.*	68
5	Ensign Group, Inc. (The)	83
12	Enzo Biochem, Inc.*	42
18	Enzon Pharmaceuticals, Inc.*	185
17	eResearchTechnology, Inc.*	126
7	Eurand N.V.*	62
13	Exact Sciences Corp.*	60
3	Exactech, Inc.*	44
39	Exelixis, Inc.*	115
196	Express Scripts, Inc.*	8,350
11	Five Star Quality Care, Inc.*	47
102	Forest Laboratories, Inc.*	2,784
3	Furiex Pharmaceuticals, Inc.*	30
5	Genomic Health, Inc.*	72
6	Genoptix, Inc.*	103

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
18	Gen-Probe, Inc.*	$811
11	Gentiva Health Services, Inc.*	226
95	Genzyme Corp.*	6,660
35	Geron Corp.*	162
299	Gilead Sciences, Inc.*	9,526
8	Greatbatch, Inc.*	176
9	Haemonetics Corp.*	469
26	Halozyme Therapeutics, Inc.*	199
9	Hanger Orthopedic Group, Inc.*	117
15	Hansen Medical, Inc.*	21
9	Health Grades, Inc.*	74
89	Health Management Associates, Inc., Class A*	556
35	Health Net, Inc.*	836
33	HealthSouth Corp.*	537
21	Healthspring, Inc.*	436
12	Healthways, Inc.*	150
3	HeartWare International, Inc.*	194
33	Henry Schein, Inc.*	1,742
23	Hill-Rom Holdings, Inc.	738
4	Hi-Tech Pharmacal Co., Inc.*	69
10	HMS Holdings Corp.*	522
92	Hologic, Inc.*	1,305
59	Hospira, Inc.*	3,030
67	Human Genome Sciences, Inc.*	1,949
61	Humana, Inc.*	2,915
4	ICU Medical, Inc.*	143
13	Idenix Pharmaceuticals, Inc.*	78
21	IDEXX Laboratories, Inc.*	1,161
43	Illumina, Inc.*	1,844
25	Immucor, Inc.*	440
24	Immunogen, Inc.*	129
23	Immunomedics, Inc.*	66
22	Impax Laboratories, Inc.*	345
31	Incyte Corp.*	388
5	Infinity Pharmaceuticals, Inc.*	24
18	Inhibitex, Inc.*	26
29	Inovio Pharmaceuticals, Inc.*	23
21	Inspire Pharmaceuticals, Inc.*	102
14	Insulet Corp.*	185
8	Integra LifeSciences Holdings Corp.*	278
16	InterMune, Inc.*	167
14	Intuitive Surgical, Inc.*	3,710
10	Invacare Corp.	229
6	IPC The Hospitalist Co., Inc.*	140
6	IRIS International, Inc.*	46
7	Ironwood Pharmaceuticals, Inc.*	65
34	Isis Pharmaceuticals, Inc.*	267
5	Jazz Pharmaceuticals, Inc.*	45
984	Johnson & Johnson	56,108
5	Kendle International, Inc.*	39
3	Kensey Nash Corp.*	80
18	Keryx Biopharmaceuticals, Inc.*	63
14	Kindred Healthcare, Inc.*	165
22	Kinetic Concepts, Inc.*	702
89	King Pharmaceuticals, Inc.*	775
37	Laboratory Corp. of America Holdings*	2,687
3	Landauer, Inc.	169
4	Lannett Co., Inc.*	16
7	LCA-Vision, Inc.*	28
71	Lexicon Pharmaceuticals, Inc.*	102
6	LHC Group, Inc.*	120
65	Life Technologies Corp.*	2,780
20	LifePoint Hospitals, Inc.*	608
42	Ligand Pharmaceuticals, Inc., Class B*	61
35	Lincare Holdings, Inc.	806
13	Luminex Corp.*	186
12	Magellan Health Services, Inc.*	526
9	MAKO Surgical Corp.*	94
24	MannKind Corp.*	133
5	MAP Pharmaceuticals, Inc.*	54
12	Martek Biosciences Corp.*	262
19	Masimo Corp.	432
11	Maxygen, Inc.*	61
97	McKesson Corp.	5,631
15	MedAssets, Inc.*	297
7	Medcath Corp.*	56
155	Medco Health Solutions, Inc.*	6,739
5	Medical Action Industries, Inc.*	41
19	Medicines Co. (The)*	219
22	Medicis Pharmaceutical Corp., Class A	605
7	Medidata Solutions, Inc.*	120
12	Medivation, Inc.*	114
17	Mednax, Inc.*	788
4	MedQuist, Inc.	29
393	Medtronic, Inc.	12,372
9	MELA Sciences, Inc.*	62
1,113	Merck & Co., Inc.	39,133
18	Merge Healthcare, Inc.*	45
14	Meridian Bioscience, Inc.	256
10	Merit Medical Systems, Inc.*	158
10	Metabolix, Inc.*	113
14	Metropolitan Health Networks, Inc.*	49
12	Mettler-Toledo International, Inc.*	1,327
29	Micromet, Inc.*	178
6	Micrus Endovascular Corp.*	140
6	Molina Healthcare, Inc.*	152
14	Momenta Pharmaceuticals, Inc.*	202
4	MWI Veterinary Supply, Inc.*	212
110	Mylan, Inc.*	1,888
35	Myriad Genetics, Inc.*	548
16	Nabi Biopharmaceuticals*	78
6	Nanosphere, Inc.*	17
3	National Healthcare Corp.	104
1	National Research Corp.	25
10	Natus Medical, Inc.*	121
34	Nektar Therapeutics*	436
8	Neogen Corp.*	234
10	Neostem, Inc.*	16
16	Neuralstem, Inc.*	30
17	Neurocrine Biosciences, Inc.*	91
4	NeurogesX, Inc.*	23
32	Novavax, Inc.*	64
21	NPS Pharmaceuticals, Inc.*	137
14	NuVasive, Inc.*	411
9	NxStage Medical, Inc.*	142
7	Nymox Pharmaceutical Corp.*	26
6	Obagi Medical Products, Inc.*	63
7	Omeros Corp.*	42
43	Omnicare, Inc.	826
12	Omnicell, Inc.*	134
22	Onyx Pharmaceuticals, Inc.*	530
32	Opko Health, Inc.*	66
12	Optimer Pharmaceuticals, Inc.*	96
16	OraSure Technologies, Inc.*	54
11	Orexigen Therapeutics, Inc.*	48
6	Orthofix International N.V.*	160
24	Orthovita, Inc.*	39
6	Osiris Therapeutics, Inc.*	39
23	Owens & Minor, Inc.	613
13	Pain Therapeutics, Inc.*	74
7	Palomar Medical Technologies, Inc.*	62
13	Par Pharmaceutical Cos., Inc.*	343
21	Parexel International Corp.*	418

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
36	Patterson Cos., Inc.	$910
3	PDI, Inc.*	22
43	PDL BioPharma, Inc.	243
20	Peregrine Pharmaceuticals, Inc.*	27
42	PerkinElmer, Inc.	882
29	Perrigo Co.	1,653
2,878	Pfizer, Inc.	45,847
38	Pharmaceutical Product Development, Inc.	873
14	Pharmacyclics, Inc.*	99
10	Pharmasset, Inc.*	243
11	PharMerica Corp.*	85
9	Pozen, Inc.*	61
10	Progenics Pharmaceuticals, Inc.*	40
3	Prospect Medical Holdings, Inc.*	26
5	Providence Service Corp. (The)*	68
20	PSS World Medical, Inc.*	367
20	Psychiatric Solutions, Inc.*	667
12	Pure Bioscience*	22
7	Quality Systems, Inc.	392
53	Quest Diagnostics, Inc.	2,305
20	Questcor Pharmaceuticals, Inc.*	194
8	Quidel Corp.*	97
23	Regeneron Pharmaceuticals, Inc.*	506
9	RehabCare Group, Inc.*	149
9	Res-Care, Inc.*	112
54	ResMed, Inc.*	1,628
19	Rigel Pharmaceuticals, Inc.*	149
4	Rochester Medical Corp.*	35
20	RTI Biologics, Inc.*	42
7	Rural/Metro Corp.*	53
20	Salix Pharmaceuticals Ltd.*	757
16	Sangamo Biosciences, Inc.*	47
19	Santarus, Inc.*	43
24	Savient Pharmaceuticals, Inc.*	346
13	Sciclone Pharmaceuticals, Inc.*	31
30	Seattle Genetics, Inc.*	344
18	Select Medical Holdings Corp.*	129
27	Sequenom, Inc.*	166
11	SIGA Technologies, Inc.*	82
12	Sirona Dental Systems, Inc.*	378
7	Skilled Healthcare Group, Inc., Class A*	24
21	Solta Medical, Inc.*	32
10	Somaxon Pharmaceuticals, Inc.*	42
5	SonoSite, Inc.*	146
12	Spectranetics Corp.*	58
18	Spectrum Pharmaceuticals, Inc.*	67
117	St. Jude Medical, Inc.*	4,045
12	Staar Surgical Co.*	55
43	StemCells, Inc.*	32
10	Stereotaxis, Inc.*	32
21	STERIS Corp.	604
112	Stryker Corp.	4,837
4	Sucampo Pharmaceuticals, Inc., Class A*	13
27	Sun Healthcare Group, Inc.*	219
20	Sunrise Senior Living, Inc.*	44
20	SuperGen, Inc.*	40
6	SurModics, Inc.*	72
11	SXC Health Solutions Corp.*	856
13	Symmetry Medical, Inc.*	117
13	Syneron Medical Ltd.*	104
4	Synovis Life Technologies, Inc.*	56
8	Synta Pharmaceuticals Corp.*	22
18	Talecris Biotherapeutics Holdings Corp.*	395
9	Targacept, Inc.*	187
5	Team Health Holdings, Inc.*	63
13	Techne Corp.	750
14	Teleflex, Inc.	673
173	Tenet Healthcare Corp.*	678
22	Theravance, Inc.*	266
146	Thermo Fisher Scientific, Inc.*	6,150
20	Thoratec Corp.*	644
17	TomoTherapy, Inc.*	52
3	Transcend Services, Inc.*	43
2	Transcept Pharmaceuticals, Inc.*	14
7	Triple-S Management Corp., Class B*	111
4	U.S. Physical Therapy, Inc.*	64
17	Unilife Corp.*	83
18	United Therapeutics Corp.*	832
406	UnitedHealth Group, Inc.	12,878
11	Universal American Corp.	152
32	Universal Health Services, Inc., Class B	1,005
20	Valeant Pharmaceuticals International*	1,154
10	Vanda Pharmaceuticals, Inc.*	63
44	Varian Medical Systems, Inc.*	2,343
6	Vascular Solutions, Inc.*	75
31	VCA Antech, Inc.*	613
72	Vertex Pharmaceuticals, Inc.*	2,400
20	Vical, Inc.*	61
28	Viropharma, Inc.*	351
5	Vital Images, Inc.*	63
29	Vivus, Inc.*	164
18	Volcano Corp.*	398
32	Warner Chilcott plc, Class A*	909
33	Waters Corp.*	1,997
40	Watson Pharmaceuticals, Inc.*	1,723
15	WellCare Health Plans, Inc.*	372
143	WellPoint, Inc.*	7,104
12	West Pharmaceutical Services, Inc.	403
14	Wright Medical Group, Inc.*	186
10	XenoPort, Inc.*	58
2	Young Innovations, Inc.	52
72	Zimmer Holdings, Inc.*	3,396
17	ZIOPHARM Oncology, Inc.*	61
8	Zoll Medical Corp.*	211
19	Zymogenetics, Inc.*	95
		497,083
	Industrials - 9.0%

6	3D Systems Corp.*	76
254	3M Co.	19,952
9	A. O. Smith Corp.	462
26	A123 Systems, Inc.*	170
4	AAON, Inc.	89
14	AAR Corp.*	215
19	ABM Industries, Inc.	373
12	Acacia Research - Acacia Technologies*	180
20	ACCO Brands Corp.*	116
9	Aceto Corp.	51
24	Actuant Corp., Class A	476
16	Acuity Brands, Inc.	620
8	Administaff, Inc.	173
21	Advanced Battery Technologies, Inc.*	73
6	Advisory Board Co. (The)*	243
36	Aecom Technology Corp.*	810
6	Aerovironment, Inc.*	136
33	AGCO Corp.*	1,091
19	Air Transport Services Group, Inc.*	88
18	Aircastle Ltd.	141
48	AirTran Holdings, Inc.*	216
2	Alamo Group, Inc.	39
13	Alaska Air Group, Inc.*	575

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10	Albany International Corp., Class A	$177
15	Alexander & Baldwin, Inc.	508
5	Allegiant Travel Co.	188
12	Alliant Techsystems, Inc.*	791
10	Altra Holdings, Inc.*	129
3	Amerco, Inc.*	242
3	American Commercial Lines, Inc.*	84
3	American Railcar Industries, Inc.*	35
13	American Reprographics Co.*	86
3	American Science & Engineering, Inc.	213
16	American Superconductor Corp.*	430
3	American Woodmark Corp.	46
3	Ameron International Corp.	169
38	AMETEK, Inc.	1,634
3	Ampco-Pittsburgh Corp.	64
119	AMR Corp.*	727
11	APAC Customer Services, Inc.*	56
10	Apogee Enterprises, Inc.	90
28	Applied Energetics, Inc.*	32
15	Applied Industrial Technologies, Inc.	402
5	Applied Signal Technology, Inc.	98
3	Argan, Inc.*	24
9	Arkansas Best Corp.	186
7	Armstrong World Industries, Inc.*	275
34	ArvinMeritor, Inc.*	444
7	Astec Industries, Inc.*	180
3	Astronics Corp.*	44
7	ATC Technology Corp.*	169
9	Atlas Air Worldwide Holdings, Inc.*	390
39	Avery Dennison Corp.	1,268
37	Avis Budget Group, Inc.*	337
4	AZZ, Inc.	160
41	Babcock & Wilcox Co.*	918
5	Badger Meter, Inc.	186
17	Baldor Electric Co.	596
6	Baltic Trading Ltd.	67
17	Barnes Group, Inc.	259
3	Barrett Business Services, Inc.	40
34	BE Aerospace, Inc.*	916
16	Beacon Roofing Supply, Inc.*	223
17	Belden, Inc.	372
17	Blount International, Inc.*	197
4	BlueLinx Holdings, Inc.*	14
271	Boeing Co. (The)	16,566
14	Bowne & Co., Inc.	155
17	Brady Corp., Class A	438
18	Briggs & Stratton Corp.	327
17	Brink’s Co. (The)	321
33	Broadwind Energy, Inc.*	55
27	Bucyrus International, Inc.	1,552
16	Builders FirstSource, Inc.*	32
59	C.H. Robinson Worldwide, Inc.	3,834
4	CAI International, Inc.*	55
86	Capstone Turbine Corp.*	55
22	Carlisle Cos., Inc.	617
3	Cascade Corp.	94
9	Casella Waste Systems, Inc., Class A*	40
224	Caterpillar, Inc.	14,596
16	CBIZ, Inc.*	95
4	CDI Corp.	44
8	Celadon Group, Inc.*	94
20	Cenveo, Inc.*	110
9	Ceradyne, Inc.*	197
10	Chart Industries, Inc.*	159
36	Chicago Bridge & Iron Co. N.V. (NY Shares)*	784
47	Cintas Corp.	1,198
6	CIRCOR International, Inc.	167
18	CLARCOR, Inc.	606
8	Clean Harbors, Inc.*	484
9	CNH Global N.V.*	253
3	Coleman Cable, Inc.*	16
9	Colfax Corp.*	112
7	Columbus McKinnon Corp.*	90
14	Comfort Systems USA, Inc.	146
9	Commercial Vehicle Group, Inc.*	82
3	Consolidated Graphics, Inc.*	119
50	Continental Airlines, Inc., Class B*	1,117
19	Con-way, Inc.	498
60	Cooper Industries plc	2,525
11	Copa Holdings S.A., Class A	537
26	Copart, Inc.*	859
12	Corporate Executive Board Co. (The)	336
41	Corrections Corp. of America*	915
7	CoStar Group, Inc.*	289
4	Courier Corp.	52
46	Covanta Holding Corp.	663
4	CRA International, Inc.*	64
18	Crane Co.	610
139	CSX Corp.	6,935
6	Cubic Corp.	229
72	Cummins, Inc.	5,358
16	Curtiss-Wright Corp.	425
190	Danaher Corp.	6,903
152	Deere & Co.	9,617
282	Delta Air Lines, Inc.*	2,950
18	Deluxe Corp.	301
10	DigitalGlobe, Inc.*	307
11	Dolan Co. (The)*	101
10	Dollar Thrifty Automotive Group, Inc.*	470
28	Donaldson Co., Inc.	1,173
4	Douglas Dynamics, Inc.*	45
67	Dover Corp.	2,999
4	Ducommun, Inc.	77
18	Dun & Bradstreet Corp.	1,186
3	DXP Enterprises, Inc.*	54
14	Dycom Industries, Inc.*	113
3	Dynamex, Inc.*	37
5	Dynamic Materials Corp.	68
22	Eagle Bulk Shipping, Inc.*	103
60	Eaton Corp.	4,169
24	EMCOR Group, Inc.*	546
269	Emerson Electric Co.	12,549
7	Encore Wire Corp.	128
22	Ener1, Inc.*	70
15	Energy Recovery, Inc.*	48
32	EnergySolutions, Inc.	147
7	EnerNOC, Inc.*	228
17	EnerSys*	375
9	Ennis, Inc.	139
7	EnPro Industries, Inc.*	191
45	Equifax, Inc.	1,326
9	ESCO Technologies, Inc.	280
11	Esterline Technologies Corp.*	506
14	Excel Maritime Carriers Ltd.*	70
76	Expeditors International of Washington, Inc.	3,009
5	Exponent, Inc.*	154
47	Fastenal Co.	2,128
22	Federal Signal Corp.	116
112	FedEx Corp.	8,742
17	Flow International Corp.*	37
20	Flowserve Corp.	1,788
64	Fluor Corp.	2,858

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
25	Force Protection, Inc.*	$97
10	Forward Air Corp.	238
5	Franklin Covey Co.*	31
8	Franklin Electric Co., Inc.	253
4	FreightCar America, Inc.	93
17	FTI Consulting, Inc.*	557
6	Fuel Tech, Inc.*	33
34	FuelCell Energy, Inc.*	38
13	Furmanite Corp.*	56
7	G&K Services, Inc., Class A	141
19	Gardner Denver, Inc.	907
17	GATX Corp.	464
10	Genco Shipping & Trading Ltd.*	150
21	GenCorp, Inc.*	92
7	Generac Holdings, Inc.*	85
19	General Cable Corp.*	423
123	General Dynamics Corp.	6,872
3,809	General Electric Co.	55,154
14	Genesee & Wyoming, Inc., Class A*	543
22	Geo Group, Inc. (The)*	486
8	GeoEye, Inc.*	292
11	Gibraltar Industries, Inc.*	84
2	Global Defense Technology & Systems, Inc.*	21
45	Goodrich Corp.	3,082
4	Gorman-Rupp Co. (The)	103
5	GP Strategies Corp.*	37
22	Graco, Inc.	614
43	GrafTech International Ltd.*	605
4	Graham Corp.	57
12	Granite Construction, Inc.	264
21	Great Lakes Dredge & Dock Corp.	106
7	Greenbrier Cos., Inc.*	82
16	Griffon Corp.*	171
10	H&E Equipment Services, Inc.*	68
29	Harsco Corp.	578
18	Hawaiian Holdings, Inc.*	88
16	Healthcare Services Group, Inc.	332
18	Heartland Express, Inc.	262
10	HEICO Corp.	415
6	Heidrick & Struggles International, Inc.	104
5	Herley Industries, Inc.*	76
20	Herman Miller, Inc.	328
69	Hertz Global Holdings, Inc.*	587
35	Hexcel Corp.*	597
9	Hill International, Inc.*	34
16	HNI Corp.	374
6	Hoku Corp.*	15
273	Honeywell International, Inc.	10,672
11	Horizon Lines, Inc., Class A	44
6	Houston Wire & Cable Co.	54
13	HUB Group, Inc., Class A*	346
21	Hubbell, Inc., Class B	945
11	Hudson Highland Group, Inc.*	33
8	Huron Consulting Group, Inc.*	148
6	ICF International, Inc.*	127
29	IDEX Corp.	864
17	IHS, Inc., Class A*	1,050
9	II-VI, Inc.*	310
157	Illinois Tool Works, Inc.	6,478
115	Ingersoll-Rand plc	3,741
8	Innerworkings, Inc.*	43
14	Insituform Technologies, Inc., Class A*	285
6	Insteel Industries, Inc.	47
18	Interface, Inc., Class A	231
12	Interline Brands, Inc.*	194
2	International Shipholding Corp.	47
65	Iron Mountain, Inc.	1,318
65	ITT Corp.	2,762
33	J.B. Hunt Transport Services, Inc.	1,080
45	Jacobs Engineering Group, Inc.*	1,561
87	JetBlue Airways Corp.*	497
10	John Bean Technologies Corp.	149
37	Joy Global, Inc.	2,099
4	Kadant, Inc.*	68
9	Kaman Corp.	192
37	Kansas City Southern*	1,242
10	KAR Auction Services, Inc.*	121
12	Kaydon Corp.	389
57	KBR, Inc.	1,322
9	Kelly Services, Inc., Class A*	94
29	Kennametal, Inc.	731
11	Kforce, Inc.*	116
11	Kimball International, Inc., Class B	57
19	Kirby Corp.*	700
21	Knight Transportation, Inc.	396
17	Knoll, Inc.	228
16	Korn/Ferry International*	208
6	Kratos Defense & Security Solutions, Inc.*	59
4	L.B. Foster Co., Class A*	102
41	L-3 Communications Holdings, Inc.	2,731
4	LaBarge, Inc.*	42
6	Ladish Co., Inc.*	149
18	Landstar System, Inc.	648
1	Lawson Products, Inc.	14
7	Layne Christensen Co.*	174
9	LECG Corp.*	12
17	Lennox International, Inc.	721
15	Lincoln Electric Holdings, Inc.	744
4	Lindsay Corp.	147
3	LMI Aerospace, Inc.*	45
110	Lockheed Martin Corp.	7,647
7	LSI Industries, Inc.	36
6	Lydall, Inc.*	41
4	M&F Worldwide Corp.*	93
47	Manitowoc Co., Inc. (The)	431
29	Manpower, Inc.	1,232
5	Marten Transport Ltd.	99
128	Masco Corp.	1,343
19	MasTec, Inc.*	184
9	McGrath RentCorp	181
13	Metalico, Inc.*	41
5	Met-Pro Corp.	47
3	Michael Baker Corp.*	99
6	Middleby Corp.*	330
4	Miller Industries, Inc.	49
9	Mine Safety Appliances Co.	205
5	Mistras Group, Inc.*	53
13	Mobile Mini, Inc.*	185
16	Moog, Inc., Class A*	499
16	MSC Industrial Direct Co., Class A	713
13	Mueller Industries, Inc.	307
55	Mueller Water Products, Inc., Class A	130
4	Multi-Color Corp.	57
7	MYR Group, Inc.*	98
2	NACCO Industries, Inc., Class A	155
18	Navigant Consulting, Inc.*	178
25	Navistar International Corp.*	1,047
6	NCI Building Systems, Inc.*	53
12	Nordson Corp.	770
132	Norfolk Southern Corp.	7,086
107	Northrop Grumman Corp.	5,791
3	Northwest Pipe Co.*	45

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
16	Old Dominion Freight Line, Inc.*	$373
1	Omega Flex, Inc.	13
13	On Assignment, Inc.*	57
21	Orbital Sciences Corp.*	273
10	Orion Marine Group, Inc.*	112
32	Oshkosh Corp.*	796
13	Otter Tail Corp.	241
41	Owens Corning*	1,115
2	P.A.M. Transportation Services, Inc.*	22
130	PACCAR, Inc.	5,329
12	Pacer International, Inc.*	61
42	Pall Corp.	1,436
57	Parker Hannifin Corp.	3,372
3	Park-Ohio Holdings Corp.*	33
1	Patriot Transportation Holding, Inc.*	75
35	Pentair, Inc.	1,053
7	PGT, Inc.*	14
6	Pike Electric Corp.*	49
7	Pinnacle Airlines Corp.*	33
74	Pitney Bowes, Inc.	1,424
5	PMFG, Inc.*	81
8	Polypore International, Inc.*	216
3	Powell Industries, Inc.*	85
7	PowerSecure International, Inc.*	58
51	Precision Castparts Corp.	5,772
1	Preformed Line Products Co.	33
7	Primoris Services Corp.	42
3	Quality Distribution, Inc.*	14
14	Quanex Building Products Corp.	221
75	Quanta Services, Inc.*	1,346
74	R.R. Donnelley & Sons Co.	1,121
8	RailAmerica, Inc.*	80
6	Raven Industries, Inc.	202
136	Raytheon Co.	5,973
8	RBC Bearings, Inc.*	234
14	Regal-Beloit Corp.	774
12	Republic Airways Holdings, Inc.*	84
116	Republic Services, Inc.	3,414
17	Resources Connection, Inc.	189
4	Roadrunner Transportation Systems, Inc.*	47
10	Robbins & Myers, Inc.	237
54	Robert Half International, Inc.	1,165
51	Rockwell Automation, Inc.	2,608
56	Rockwell Collins, Inc.	3,020
15	Rollins, Inc.	307
34	Roper Industries, Inc.	1,975
18	RSC Holdings, Inc.*	108
11	Rush Enterprises, Inc., Class A*	140
19	Ryder System, Inc.	729
6	Saia, Inc.*	70
25	Satcon Technology Corp.*	78
4	Sauer-Danfoss, Inc.*	65
4	Schawk, Inc.	61
7	School Specialty, Inc.*	91
19	SFN Group, Inc.*	103
30	Shaw Group, Inc. (The)*	972
14	Simpson Manufacturing Co., Inc.	309
20	Skywest, Inc.	255
21	Snap-On, Inc.	866
266	Southwest Airlines Co.	2,939
38	Spirit Aerosystems Holdings, Inc., Class A*	735
18	SPX Corp.	1,009
6	Standard Parking Corp.*	94
6	Standard Register Co. (The)	17
4	Standex International Corp.	94
27	Steelcase, Inc., Class A	168
30	Stericycle, Inc.*	1,965
6	Sterling Construction Co., Inc.*	66
4	Sun Hydraulics Corp.	89
15	SYKES Enterprises, Inc.*	179
6	TAL International Group, Inc.	128
22	Taser International, Inc.*	80
7	Team, Inc.*	102
7	Tecumseh Products Co., Class A*	82
13	Teledyne Technologies, Inc.*	470
7	Tennant Co.	219
39	Terex Corp.*	710
22	Tetra Tech, Inc.*	399
3	Textainer Group Holdings Ltd.	82
98	Textron, Inc.	1,673
3	Thermadyne Holdings Corp.*	33
19	Thomas & Betts Corp.*	702
31	Timken Co.	1,014
13	Titan International, Inc.	132
5	Titan Machinery, Inc.*	75
12	Toro Co. (The)	599
15	Towers Watson & Co., Class A	674
18	TransDigm Group, Inc.	1,042
9	Tredegar Corp.	148
6	Trex Co., Inc.*	120
5	Trimas Corp.*	64
28	Trinity Industries, Inc.	479
6	Triumph Group, Inc.	398
16	TrueBlue, Inc.*	173
10	Tutor Perini Corp.*	198
3	Twin Disc, Inc.	36
182	Tyco International Ltd.	6,785
60	UAL Corp.*	1,271
8	Ultrapetrol (Bahamas) Ltd.*	40
5	Unifirst Corp.	196
181	Union Pacific Corp.	13,202
1	United Capital Corp.*	21
255	United Parcel Service, Inc., Class B	16,269
22	United Rentals, Inc.*	247
9	United Stationers, Inc.*	404
333	United Technologies Corp.	21,715
7	Universal Forest Products, Inc.	181
2	Universal Truckload Services, Inc.*	27
13	UQM Technologies, Inc.*	27
30	URS Corp.*	1,070
58	US Airways Group, Inc.*	524
7	US Ecology, Inc.	95
3	USA Truck, Inc.*	40
24	USG Corp.*	292
36	UTi Worldwide, Inc.	504
8	Valmont Industries, Inc.	536
37	Verisk Analytics, Inc., Class A*	1,029
7	Viad Corp.	111
7	Vicor Corp.	95
5	Volt Information Sciences, Inc.*	32
1	VSE Corp.	28
22	W.W. Grainger, Inc.	2,327
21	Wabash National Corp.*	129
23	WABCO Holdings, Inc.*	811
28	Waste Connections, Inc.*	1,057
172	Waste Management, Inc.	5,691
10	Watsco, Inc.	514
10	Watts Water Technologies, Inc., Class A	300
15	Werner Enterprises, Inc.	299
15	WESCO International, Inc.*	484
17	Westinghouse Air Brake Technologies Corp.	723

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
22	Woodward Governor Co.	$575
3	Xerium Technologies, Inc.*	30
		466,629
	Information Technology - 14.4%

14	3PAR, Inc.*	450
218	Accenture plc, Class A	7,979
12	ACI Worldwide, Inc.*	228
16	Acme Packet, Inc.*	538
8	Actel Corp.*	114
185	Activision Blizzard, Inc.	1,978
16	Actuate Corp.*	64
24	Acxiom Corp.*	297
35	ADC Telecommunications, Inc.*	443
188	Adobe Systems, Inc.*	5,219
22	ADTRAN, Inc.	691
15	Advanced Analogic Technologies, Inc.*	49
13	Advanced Energy Industries, Inc.*	183
214	Advanced Micro Devices, Inc.*	1,203
6	Advent Software, Inc.*	298
124	Agilent Technologies, Inc.*	3,344
6	Agilysys, Inc.*	26
65	Akamai Technologies, Inc.*	2,995
19	Alliance Data Systems Corp.*	1,068
2	Alpha & Omega Semiconductor Ltd.*	22
108	Altera Corp.	2,664
74	Amdocs Ltd.*	1,941
8	American Software, Inc., Class A	41
37	Amkor Technology, Inc.*	188
62	Amphenol Corp., Class A	2,525
23	Anadigics, Inc.*	92
106	Analog Devices, Inc.	2,955
5	Anaren, Inc.*	68
7	Ancestry.com, Inc.*	135
10	Anixter International, Inc.*	459
32	ANSYS, Inc.*	1,241
38	AOL, Inc.*	844
325	Apple, Inc.*	79,095
479	Applied Materials, Inc.	4,977
23	Applied Micro Circuits Corp.*	248
4	Archipelago Learning, Inc.*	42
9	ArcSight, Inc.*	346
32	Ariba, Inc.*	495
45	Arris Group, Inc.*	368
43	Arrow Electronics, Inc.*	984
56	Art Technology Group, Inc.*	195
26	Aruba Networks, Inc.*	478
22	Aspen Technology, Inc.*	211
25	Atheros Communications, Inc.*	617
164	Atmel Corp.*	951
11	ATMI, Inc.*	141
82	Autodesk, Inc.*	2,276
179	Automatic Data Processing, Inc.	6,911
38	Avago Technologies Ltd.*	766
21	Aviat Networks, Inc.*	83
10	Avid Technology, Inc.*	111
54	Avnet, Inc.*	1,237
17	AVX Corp.	211
37	Axcelis Technologies, Inc.*	50
11	AXT, Inc.*	60
4	Bel Fuse, Inc., Class B	74
22	Benchmark Electronics, Inc.*	309
18	BigBand Networks, Inc.*	49
6	Black Box Corp.	169
16	Blackbaud, Inc.	333
12	Blackboard, Inc.*	397
15	Blue Coat Systems, Inc.*	282
65	BMC Software, Inc.*	2,344
11	Bottomline Technologies, Inc.*	154
25	Brightpoint, Inc.*	149
177	Broadcom Corp., Class A	5,305
45	Broadridge Financial Solutions, Inc.	961
158	Brocade Communications Systems, Inc.*	793
23	Brooks Automation, Inc.*	156
139	CA, Inc.	2,503
8	Cabot Microelectronics Corp.*	239
11	CACI International, Inc., Class A*	449
96	Cadence Design Systems, Inc.*	653
3	Calix, Inc.*	36
3	Cass Information Systems, Inc.	98
16	Cavium Networks, Inc.*	386
12	CDC Corp., Class A*	41
7	Ceva, Inc.*	85
14	Checkpoint Systems, Inc.*	257
22	Ciber, Inc.*	60
33	Ciena Corp.*	412
23	Cirrus Logic, Inc.*	348
2,038	Cisco Systems, Inc.*	40,862
66	Citrix Systems, Inc.*	3,824
19	Cogent, Inc.*	209
14	Cognex Corp.	273
107	Cognizant Technology Solutions Corp., Class A*	6,164
9	Coherent, Inc.*	334
8	Cohu, Inc.	92
34	CommScope, Inc.*	638
15	CommVault Systems, Inc.*	368
8	Compellent Technologies, Inc.*	122
55	Computer Sciences Corp.	2,190
5	Computer Task Group, Inc.*	31
80	Compuware Corp.*	574
8	comScore, Inc.*	146
10	Comtech Telecommunications Corp.*	204
9	Comverge, Inc.*	60
14	Concur Technologies, Inc.*	655
29	Conexant Systems, Inc.*	43
10	Constant Contact, Inc.*	177
35	Convergys Corp.*	355
2	Convio, Inc.*	17
42	CoreLogic, Inc.	725
557	Corning, Inc.	8,734
3	CPI International, Inc.*	42
13	Cray, Inc.*	70
38	Cree, Inc.*	2,035
12	CSG Systems International, Inc.*	220
12	CTS Corp.	96
11	Cymer, Inc.*	324
58	Cypress Semiconductor Corp.*	614
12	Daktronics, Inc.	111
5	DDi Corp.	39
14	DealerTrack Holdings, Inc.*	206
607	Dell, Inc.*	7,144
7	Deltek, Inc.*	50
7	DemandTec, Inc.*	52
9	DG FastChannel, Inc.*	143
8	Diamond Management & Technology Consultants, Inc.	100
6	Dice Holdings, Inc.*	38
24	Diebold, Inc.	623
9	Digi International, Inc.*	68
2	Digimarc Corp.*	40
14	Digital River, Inc.*	369
12	Diodes, Inc.*	177

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12	DivX, Inc.*	$92
19	Dolby Laboratories, Inc., Class A*	1,053
8	DSP Group, Inc.*	54
13	DST Systems, Inc.	530
6	DTS, Inc.*	210
39	Earthlink, Inc.	334
410	eBay, Inc.*	9,528
10	Ebix, Inc.*	186
12	Echelon Corp.*	91
4	Echo Global Logistics, Inc.*	50
13	EchoStar Corp., Class A*	243
6	Electro Rent Corp.	71
10	Electro Scientific Industries, Inc.*	109
118	Electronic Arts, Inc.*	1,798
16	Electronics for Imaging, Inc.*	170
733	EMC Corp.*	13,370
5	EMS Technologies, Inc.*	73
29	Emulex Corp.*	277
16	Energy Conversion Devices, Inc.*	72
47	Entegris, Inc.*	181
20	Entropic Communications, Inc.*	152
17	Epicor Software Corp.*	115
12	EPIQ Systems, Inc.	149
1	ePlus, Inc.*	18
16	Equinix, Inc.*	1,459
17	Euronet Worldwide, Inc.*	239
69	Evergreen Solar, Inc.*	46
13	Exar Corp.*	71
5	ExlService Holdings, Inc.*	83
32	Extreme Networks*	88
29	F5 Networks, Inc.*	2,535
17	Factset Research Systems, Inc.	1,250
15	Fair Isaac Corp.	336
45	Fairchild Semiconductor International, Inc.*	348
11	FalconStor Software, Inc.*	35
6	FARO Technologies, Inc.*	110
14	FEI Co.*	233
94	Fidelity National Information Services, Inc.	2,429
27	Finisar Corp.*	345
20	First Solar, Inc.*	2,557
54	Fiserv, Inc.*	2,702
55	FLIR Systems, Inc.*	1,382
18	Formfactor, Inc.*	126
5	Forrester Research, Inc.*	153
15	Fortinet, Inc.*	306
14	FSI International, Inc.*	38
26	Gartner, Inc.*	746
23	Genpact Ltd.*	322
9	Gerber Scientific, Inc.*	50
18	Global Cash Access Holdings, Inc.*	65
29	Global Payments, Inc.	1,091
8	Globecomm Systems, Inc.*	54
87	Google, Inc., Class A*	39,152
24	GSI Commerce, Inc.*	546
7	GSI Technology, Inc.*	41
22	GT Solar International, Inc.*	170
5	Guidance Software, Inc.*	25
10	Hackett Group, Inc. (The)*	40
35	Harmonic, Inc.*	203
46	Harris Corp.	1,935
13	Heartland Payment Systems, Inc.	184
33	Hewitt Associates, Inc., Class A*	1,593
837	Hewlett-Packard Co.	32,208
10	Hittite Microwave Corp.*	425
3	Hughes Communications, Inc.*	70
8	Hutchinson Technology, Inc.*	23
16	Hypercom Corp.*	50
30	IAC/InterActiveCorp*	744
4	ICx Technologies, Inc.*	31
8	iGate Corp.	126
11	Ikanos Communications, Inc.*	9
11	Imation Corp.*	94
10	Immersion Corp.*	46
31	Infinera Corp.*	262
33	Informatica Corp.*	1,061
13	Infospace, Inc.*	91
56	Ingram Micro, Inc., Class A*	843
16	Insight Enterprises, Inc.*	210
6	Integral Systems, Inc.*	41
58	Integrated Device Technology, Inc.*	297
9	Integrated Silicon Solution, Inc.*	60
1,985	Intel Corp.	35,174
5	Interactive Intelligence, Inc.*	75
16	InterDigital, Inc.*	396
17	Intermec, Inc.*	179
18	Internap Network Services Corp.*	74
458	International Business Machines Corp.	56,439
25	International Rectifier Corp.*	459
10	Internet Brands, Inc., Class A*	103
13	Internet Capital Group, Inc.*	109
44	Intersil Corp., Class A	440
8	Intevac, Inc.*	75
100	Intuit, Inc.*	4,280
9	IPG Photonics Corp.*	195
10	Isilon Systems, Inc.*	200
14	Itron, Inc.*	756
12	Ixia*	135
9	IXYS Corp.*	85
16	j2 Global Communications, Inc.*	345
64	Jabil Circuit, Inc.	656
30	Jack Henry & Associates, Inc.	706
15	JDA Software Group, Inc.*	345
77	JDS Uniphase Corp.*	708
188	Juniper Networks, Inc.*	5,114
4	Keithley Instruments, Inc.	37
8	Kenexa Corp.*	89
4	Keynote Systems, Inc.	40
7	KIT Digital, Inc.*	60
61	KLA-Tencor Corp.	1,709
11	Knot, Inc. (The)*	78
24	Kopin Corp.*	68
25	Kulicke & Soffa Industries, Inc.*	143
5	KVH Industries, Inc.*	62
27	L-1 Identity Solutions, Inc.*	243
45	Lam Research Corp.*	1,625
41	Lattice Semiconductor Corp.*	170
50	Lawson Software, Inc.*	380
34	Lender Processing Services, Inc.	997
28	Lexmark International, Inc., Class A*	980
16	Limelight Networks, Inc.*	63
80	Linear Technology Corp.	2,292
21	Lionbridge Technologies, Inc.*	94
5	Liquidity Services, Inc.*	64
8	Littelfuse, Inc.*	298
16	LivePerson, Inc.*	114
6	Local.com Corp.*	20
5	LogMeIn, Inc.*	164
6	LoopNet, Inc.*	63
4	Loral Space & Communications, Inc.*	214
233	LSI Corp.*	937
52	LTX-Credence Corp.*	112
18	Magma Design Automation, Inc.*	57

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8	Manhattan Associates, Inc.*	$208
8	Mantech International Corp., Class A*	283
7	Marchex, Inc., Class B	28
193	Marvell Technology Group Ltd.*	3,076
35	Mastercard, Inc., Class A	6,943
18	Mattson Technology, Inc.*	37
108	Maxim Integrated Products, Inc.	1,714
6	MAXIMUS, Inc.	322
3	MaxLinear, Inc., Class A*	34
9	Maxwell Technologies, Inc.*	101
56	McAfee, Inc.*	2,635
5	Measurement Specialties, Inc.*	74
81	MEMC Electronic Materials, Inc.*	833
38	Mentor Graphics Corp.*	345
8	Mercury Computer Systems, Inc.*	89
2	Meru Networks, Inc.*	26
13	Methode Electronics, Inc.	116
18	Micrel, Inc.	159
66	Microchip Technology, Inc.	1,828
305	Micron Technology, Inc.*	1,972
29	MICROS Systems, Inc.*	1,105
30	Microsemi Corp.*	420
2,733	Microsoft Corp.	64,171
3	MicroStrategy, Inc., Class A*	234
19	Microtune, Inc.*	43
32	Microvision, Inc.*	83
11	Mindspeed Technologies, Inc.*	70
16	MIPS Technologies, Inc.*	105
18	MKS Instruments, Inc.*	311
16	ModusLink Global Solutions, Inc.*	93
47	Molex, Inc.	830
30	MoneyGram International, Inc.*	61
12	Monolithic Power Systems, Inc.*	197
8	Monotype Imaging Holdings, Inc.*	59
45	Monster Worldwide, Inc.*	496
10	MoSys, Inc.*	43
829	Motorola, Inc.*	6,242
56	Move, Inc.*	105
6	MTS Systems Corp.	160
4	Multi-Fineline Electronix, Inc.*	83
6	Nanometrics, Inc.*	80
21	National Instruments Corp.	605
85	National Semiconductor Corp.	1,072
2	NCI, Inc., Class A*	38
57	NCR Corp.*	732
123	NetApp, Inc.*	4,974
18	Netezza Corp.*	350
13	Netgear, Inc.*	275
22	Netlogic Microsystems, Inc.*	531
11	Netscout Systems, Inc.*	174
7	NetSuite, Inc.*	133
13	Network Engines, Inc.*	17
11	Network Equipment Technologies, Inc.*	30
27	NeuStar, Inc., Class A*	598
13	Newport Corp.*	123
20	NIC, Inc.	145
11	Novatel Wireless, Inc.*	64
124	Novell, Inc.*	697
34	Novellus Systems, Inc.*	792
81	Nuance Communications, Inc.*	1,189
2	NVE Corp.*	77
204	NVIDIA Corp.*	1,903
4	Occam Networks, Inc.*	19
18	Oclaro, Inc.*	184
19	Omnivision Technologies, Inc.*	390
153	ON Semiconductor Corp.*	946
10	Online Resources Corp.*	39
6	OpenTable, Inc.*	320
30	Openwave Systems, Inc.*	49
7	Oplink Communications, Inc.*	110
5	Opnet Technologies, Inc.	79
15	Opnext, Inc.*	21
1,359	Oracle Corp.	29,735
6	OSI Systems, Inc.*	177
41	Parametric Technology Corp.*	699
7	Park Electrochemical Corp.	167
115	Paychex, Inc.	2,862
3	PC Connection, Inc.*	20
7	PC-Tel, Inc.*	40
8	PDF Solutions, Inc.*	28
6	Pegasystems, Inc.	131
8	Perficient, Inc.*	69
9	Pericom Semiconductor Corp.*	76
19	Photronics, Inc.*	82
17	Plantronics, Inc.	464
14	Plexus Corp.*	322
13	PLX Technology, Inc.*	44
82	PMC-Sierra, Inc.*	567
30	Polycom, Inc.*	854
9	Power Integrations, Inc.	247
25	Power-One, Inc.*	255
47	Powerwave Technologies, Inc.*	80
10	Presstek, Inc.*	18
15	Progress Software Corp.*	401
7	PROS Holdings, Inc.*	55
5	QAD, Inc.*	20
40	QLogic Corp.*	596
585	QUALCOMM, Inc.	22,411
76	Quantum Corp.*	109
21	Quest Software, Inc.*	450
4	QuinStreet, Inc.*	43
35	Rackspace Hosting, Inc.*	689
10	Radiant Systems, Inc.*	179
9	Radisys Corp.*	82
37	Rambus, Inc.*	660
30	RealNetworks, Inc.*	81
67	Red Hat, Inc.*	2,315
5	Renaissance Learning, Inc.	40
96	RF Micro Devices, Inc.*	468
5	Richardson Electronics Ltd.	44
8	RightNow Technologies, Inc.*	134
3	Rimage Corp.*	46
22	Riverbed Technology, Inc.*	844
10	Rofin-Sinar Technologies, Inc.*	204
6	Rogers Corp.*	161
4	Rosetta Stone, Inc.*	68
36	Rovi Corp.*	1,566
6	Rubicon Technology, Inc.*	147
11	Rudolph Technologies, Inc.*	87
18	S1 Corp.*	88
10	Saba Software, Inc.*	52
110	SAIC, Inc.*	1,637
41	Salesforce.com, Inc.*	4,505
82	SanDisk Corp.*	2,726
28	Sanmina-SCI Corp.*	253
37	Sapient Corp.	386
13	SAVVIS, Inc.*	228
10	Scansource, Inc.*	250
10	Seachange International, Inc.*	77
174	Seagate Technology plc*	1,763
22	Semtech Corp.*	365
16	ShoreTel, Inc.*	74
11	Sigma Designs, Inc.*	105
11	Silicon Graphics International Corp.*	65

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
27	Silicon Image, Inc.*	$98
16	Silicon Laboratories, Inc.*	610
63	Skyworks Solutions, Inc.*	1,125
19	SMART Modular Technologies (WWH), Inc.*	89
11	Smith Micro Software, Inc.*	84
12	SolarWinds, Inc.*	173
25	Solera Holdings, Inc.	992
9	Sonic Solutions, Inc.*	72
74	Sonus Networks, Inc.*	219
10	Sourcefire, Inc.*	254
5	Spansion, Inc., Class A*	74
5	Spectrum Control, Inc.*	59
2	SPS Commerce, Inc.*	20
15	SRA International, Inc., Class A*	289
4	SRS Labs, Inc.*	36
4	SS&C Technologies Holdings, Inc.*	56
4	Stamps.com, Inc.*	46
8	Standard Microsystems Corp.*	145
15	STEC, Inc.*	167
7	Stratasys, Inc.*	159
2	Stream Global Services, Inc.*	8
22	SuccessFactors, Inc.*	464
35	SunPower Corp., Class A*	378
9	Super Micro Computer, Inc.*	81
4	Supertex, Inc.*	88
17	Support.com, Inc.*	65
7	Sycamore Networks, Inc.	153
285	Symantec Corp.*	3,885
16	Symmetricom, Inc.*	81
12	Synaptics, Inc.*	317
7	Synchronoss Technologies, Inc.*	108
8	SYNNEX Corp.*	184
53	Synopsys, Inc.*	1,213
5	Syntel, Inc.	192
25	Take-Two Interactive Software, Inc.*	208
14	Taleo Corp., Class A*	359
18	Tech Data Corp.*	652
15	Technitrol, Inc.	56
5	TechTarget, Inc.*	22
24	Tekelec*	263
16	TeleCommunication Systems, Inc., Class A*	49
3	TeleNav, Inc.*	17
11	TeleTech Holdings, Inc.*	139
137	Tellabs, Inc.	973
60	Teradata Corp.*	1,964
64	Teradyne, Inc.*	575
21	Terremark Worldwide, Inc.*	176
2	Tessco Technologies, Inc.	21
18	Tessera Technologies, Inc.*	274
436	Texas Instruments, Inc.	10,041
24	THQ, Inc.*	85
59	TIBCO Software, Inc.*	855
5	Tier Technologies, Inc.*	24
41	TiVo, Inc.*	322
9	TNS, Inc.*	135
59	Total System Services, Inc.	838
2	Travelzoo, Inc.*	37
25	Trident Microsystems, Inc.*	38
43	Trimble Navigation Ltd.*	1,210
55	TriQuint Semiconductor, Inc.*	382
29	TTM Technologies, Inc.*	240
11	Tyler Technologies, Inc.*	190
9	Ultimate Software Group, Inc.*	296
8	Ultra Clean Holdings*	68
9	Ultratech, Inc.*	149
6	Unica Corp.*	127
15	Unisys Corp.*	335
31	United Online, Inc.	153
11	Universal Display Corp.*	217
42	UTStarcom, Inc.*	79
29	ValueClick, Inc.*	316
27	Varian Semiconductor Equipment Associates, Inc.*	670
10	VASCO Data Security International, Inc.*	60
14	Veeco Instruments, Inc.*	465
30	VeriFone Systems, Inc.*	725
65	VeriSign, Inc.*	1,893
12	Viasat, Inc.*	419
2	Viasystems Group, Inc.*	29
8	Virage Logic Corp.*	96
13	VirnetX Holding Corp.	95
5	Virtusa Corp.*	44
167	Visa, Inc., Class A	11,520
61	Vishay Intertechnology, Inc.*	469
4	Vishay Precision Group, Inc.*	58
16	Vistaprint N.V.*	491
26	VMware, Inc., Class A*	2,043
6	Vocus, Inc.*	89
9	Volterra Semiconductor Corp.*	180
29	Wave Systems Corp., Class A*	60
21	WebMD Health Corp.*	1,070
15	Websense, Inc.*	292
82	Western Digital Corp.*	1,980
240	Western Union Co. (The)	3,763
14	Wright Express Corp.*	450
492	Xerox Corp.	4,152
92	Xilinx, Inc.	2,222
12	X-Rite, Inc.*	39
11	Xyratex Ltd.*	132
494	Yahoo!, Inc.*	6,462
21	Zebra Technologies Corp., Class A*	601
20	Zix Corp.*	53
18	Zoran Corp.*	145
6	Zygo Corp.*	48
		753,106
	Materials - 3.3%

11	A. Schulman, Inc.	200
6	A.M. Castle & Co.*	84
2	AEP Industries, Inc.*	47
76	Air Products & Chemicals, Inc.	5,626
30	Airgas, Inc.	1,974
39	AK Steel Holding Corp.	497
33	Albemarle Corp.	1,323
364	Alcoa, Inc.	3,716
35	Allegheny Technologies, Inc.	1,425
27	Allied Nevada Gold Corp.*	633
9	AMCOL International Corp.	235
7	American Vanguard Corp.	46
24	Aptargroup, Inc.	1,000
8	Arch Chemicals, Inc.	246
28	Ashland, Inc.	1,301
10	Balchem Corp.	245
33	Ball Corp.	1,851
39	Bemis Co., Inc.	1,126
25	Boise, Inc.*	172
7	Brush Engineered Materials, Inc.*	168
14	Buckeye Technologies, Inc.	166
23	Cabot Corp.	654
20	Calgon Carbon Corp.*	250
22	Capital Gold Corp.*	72

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
16	Carpenter Technology Corp.	$496
56	Celanese Corp., Class A	1,495
23	Century Aluminum Co.*	230
25	CF Industries Holdings, Inc.	2,313
4	Clearwater Paper Corp.*	272
48	Cliffs Natural Resources, Inc.	2,937
31	Coeur d’Alene Mines Corp.*	532
41	Commercial Metals Co.	534
12	Compass Minerals International, Inc.	861
58	Crown Holdings, Inc.*	1,616
17	Cytec Industries, Inc.	806
4	Deltic Timber Corp.	163
15	Domtar Corp.	900
412	Dow Chemical Co. (The)	10,040
323	E.I. du Pont de Nemours & Co.	13,169
16	Eagle Materials, Inc.	367
26	Eastman Chemical Co.	1,600
83	Ecolab, Inc.	3,934
31	Ferro Corp.*	332
26	FMC Corp.	1,619
168	Freeport-McMoRan Copper & Gold, Inc.	12,093
23	General Moly, Inc.*	69
12	Georgia Gulf Corp.*	156
22	Globe Specialty Metals, Inc.*	240
92	Golden Star Resources Ltd.*	435
6	Graham Packaging Co., Inc.*	67
40	Graphic Packaging Holding Co.*	122
12	Greif, Inc., Class A	682
17	H.B. Fuller Co.	323
3	Hawkins, Inc.	91
4	Haynes International, Inc.	117
22	Headwaters, Inc.*	68
91	Hecla Mining Co.*	521
15	Horsehead Holding Corp.*	119
67	Huntsman Corp.	610
8	Innophos Holdings, Inc.	233
28	International Flavors & Fragrances, Inc.	1,279
156	International Paper Co.	3,192
16	Intrepid Potash, Inc.*	359
30	Jaguar Mining, Inc.*	176
5	Kaiser Aluminum Corp.	185
14	KapStone Paper and Packaging Corp.*	159
2	KMG Chemicals, Inc.	27
7	Koppers Holdings, Inc.	140
4	Kraton Performance Polymers, Inc.*	108
9	Landec Corp.*	50
45	Louisiana-Pacific Corp.*	300
6	LSB Industries, Inc.*	100
24	Lubrizol Corp.	2,239
16	Martin Marietta Materials, Inc.	1,171
61	MeadWestvaco Corp.	1,327
4	Metals USA Holdings Corp.*	47
7	Minerals Technologies, Inc.	375
195	Monsanto Co.	10,267
56	Mosaic Co. (The)	3,285
13	Myers Industries, Inc.	83
46	Nalco Holding Co.	1,045
5	Neenah Paper, Inc.	74
4	NewMarket Corp.	402
170	Newmont Mining Corp.	10,424
2	NL Industries, Inc.	15
4	Noranda Aluminum Holding Corp.*	32
112	Nucor Corp.	4,119
28	Olin Corp.	501
3	Olympic Steel, Inc.	66
11	OM Group, Inc.*	282
16	Omnova Solutions, Inc.*	98
59	Owens-Illinois, Inc.*	1,479
16	P. H. Glatfelter Co.	164
37	Packaging Corp. of America	825
47	Pactiv Corp.*	1,508
33	PolyOne Corp.*	322
59	PPG Industries, Inc.	3,884
109	Praxair, Inc.	9,377
4	Quaker Chemical Corp.	118
26	Reliance Steel & Aluminum Co.	969
14	Rock-Tenn Co., Class A	675
19	Rockwood Holdings, Inc.*	491
19	Royal Gold, Inc.	932
46	RPM International, Inc.	777
11	RTI International Metals, Inc.*	304
8	Schnitzer Steel Industries, Inc., Class A	354
7	Schweitzer-Mauduit International, Inc.	377
16	Scotts Miracle-Gro Co. (The), Class A	756
57	Sealed Air Corp.	1,169
14	Senomyx, Inc.*	57
18	Sensient Technologies Corp.	499
33	Sherwin-Williams Co. (The)	2,323
43	Sigma-Aldrich Corp.	2,286
19	Silgan Holdings, Inc.	568
43	Solutia, Inc.*	582
36	Sonoco Products Co.	1,132
60	Southern Copper Corp.	1,814
11	Spartech Corp.*	98
77	Steel Dynamics, Inc.	1,055
3	Stepan Co.	166
16	Stillwater Mining Co.*	219
10	STR Holdings, Inc.*	207
38	Temple-Inland, Inc.	605
7	Texas Industries, Inc.	212
50	Thompson Creek Metals Co., Inc.*	429
30	Titanium Metals Corp.*	544
3	TPC Group, Inc.*	52
10	U.S. Energy Corp.*	41
32	U.S. Gold Corp.*	165
1	United States Lime & Minerals, Inc.*	38
51	United States Steel Corp.	2,168
2	Universal Stainless & Alloy*	41
35	Valspar Corp.	1,054
5	Verso Paper Corp.*	11
46	Vulcan Materials Co.	1,691
19	Walter Energy, Inc.	1,369
17	Wausau Paper Corp.*	108
7	Westlake Chemical Corp.	181
193	Weyerhaeuser Co.	3,037
22	Worthington Industries, Inc.	313
26	WR Grace & Co.*	658
8	Zep, Inc.	139
10	Zoltek Cos., Inc.*	85
		173,574
	Telecommunication Services - 2.4%

8	AboveNet, Inc.*	413
16	Alaska Communications Systems Group, Inc.	155
144	American Tower Corp., Class A*	6,748
2,108	AT&T, Inc.	56,979
3	Atlantic Tele-Network, Inc.	128
10	Cbeyond, Inc.*	119
107	CenturyLink, Inc.	3,869
72	Cincinnati Bell, Inc.*	169
54	Clearwire Corp., Class A*	346
16	Cogent Communications Group, Inc.*	140

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9	Consolidated Communications Holdings, Inc.	$156
104	Crown Castle International Corp.*	4,276
18	FiberTower Corp.*	65
352	Frontier Communications Corp.	2,721
17	General Communication, Inc., Class A*	153
11	Global Crossing Ltd.*	135
25	Globalstar, Inc.*	37
34	ICO Global Communications Holdings Ltd.*	46
5	IDT Corp., Class B*	72
12	Iridium Communications, Inc.*	104
22	Leap Wireless International, Inc.*	228
591	Level 3 Communications, Inc.*	609
90	MetroPCS Communications, Inc.*	805
12	Neutral Tandem, Inc.*	136
60	NII Holdings, Inc.*	2,175
10	NTELOS Holdings Corp.	162
45	PAETEC Holding Corp.*	184
21	Premiere Global Services, Inc.*	104
619	Qwest Communications International, Inc.	3,497
42	SBA Communications Corp., Class A*	1,504
8	Shenandoah Telecommunications Co.	135
1,051	Sprint Nextel Corp.*	4,288
25	Syniverse Holdings, Inc.*	514
30	Telephone & Data Systems, Inc.	867
54	tw telecom, inc.*	947
6	United States Cellular Corp.*	252
8	USA Mobility, Inc.	115
1,009	Verizon Communications, Inc.	29,776
38	Vonage Holdings Corp.*	82
172	Windstream Corp.	1,984
		125,195
	Utilities - 3.2%

239	AES Corp. (The)*	2,447
28	AGL Resources, Inc.	1,028
61	Allegheny Energy, Inc.	1,376
11	Allete, Inc.	391
40	Alliant Energy Corp.	1,401
85	Ameren Corp.	2,386
7	American DG Energy, Inc.*	18
171	American Electric Power Co., Inc.	6,055
7	American States Water Co.	233
62	American Water Works Co., Inc.	1,400
49	Aqua America, Inc.	974
2	Artesian Resources Corp., Class A	36
33	Atmos Energy Corp.	934
20	Avista Corp.	417
14	Black Hills Corp.	426
4	Cadiz, Inc.*	44
7	California Water Service Group	244
125	Calpine Corp.*	1,590
150	CenterPoint Energy, Inc.	2,218
4	Central Vermont Public Service Corp.	79
6	CH Energy Group, Inc.	253
3	Chesapeake Utilities Corp.	103
22	Cleco Corp.	623
82	CMS Energy Corp.	1,435
3	Connecticut Water Service, Inc.	68
101	Consolidated Edison, Inc.	4,801
5	Consolidated Water Co., Ltd.	46
66	Constellation Energy Group, Inc.	1,936
213	Dominion Resources, Inc.	9,108
42	DPL, Inc.	1,063
60	DTE Energy Co.	2,811
468	Duke Energy Corp.	8,045
37	Dynegy, Inc.*	182
116	Edison International	3,915
16	El Paso Electric Co.*	367
14	Empire District Electric Co. (The)	275
26	Energen Corp.	1,110
68	Entergy Corp.	5,361
53	EQT Corp.	1,728
236	Exelon Corp.	9,610
109	FirstEnergy Corp.	3,982
48	Great Plains Energy, Inc.	888
33	Hawaiian Electric Industries, Inc.	793
17	IDACORP, Inc.	596
27	Integrys Energy Group, Inc.	1,308
18	ITC Holdings Corp.	1,043
8	Laclede Group, Inc. (The)	266
67	MDU Resources Group, Inc.	1,260
8	MGE Energy, Inc.	299
5	Middlesex Water Co.	82
52	Mirant Corp.*	504
26	National Fuel Gas Co.	1,117
15	New Jersey Resources Corp.	558
148	NextEra Energy, Inc.	7,952
16	Nicor, Inc.	677
99	NiSource, Inc.	1,717
63	Northeast Utilities	1,825
9	Northwest Natural Gas Co.	409
13	NorthWestern Corp.	366
91	NRG Energy, Inc.*	1,849
38	NSTAR	1,445
84	NV Energy, Inc.	1,075
35	OGE Energy Corp.	1,367
38	Oneok, Inc.	1,631
7	Ormat Technologies, Inc.	193
80	Pepco Holdings, Inc.	1,436
133	PG&E Corp.	6,219
26	Piedmont Natural Gas Co., Inc.	709
39	Pinnacle West Capital Corp.	1,554
31	PNM Resources, Inc.	355
27	Portland General Electric Co.	539
172	PPL Corp.	4,672
102	Progress Energy, Inc.	4,377
181	Public Service Enterprise Group, Inc.	5,785
62	Questar Corp.	1,009
126	RRI Energy, Inc.*	437
40	SCANA Corp.	1,561
88	Sempra Energy	4,481
5	SJW Corp.	116
11	South Jersey Industries, Inc.	517
294	Southern Co.	10,787
16	Southwest Gas Corp.	503
10	Southwest Water Co.	110
76	TECO Energy, Inc.	1,283
39	UGI Corp.	1,076
11	UIL Holdings Corp.	291
13	Unisource Energy Corp.	423
4	Unitil Corp.	85
29	Vectren Corp.	712
39	Westar Energy, Inc.	935
18	WGL Holdings, Inc.	635
42	Wisconsin Energy Corp.	2,341
164	Xcel Energy, Inc.	3,659
4	York Water Co.	61
		166,407
	Total Common Stocks (Cost $4,312,391)	4,187,781

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 1.6%
	Federal Home Loan Bank
$15,202	0.11%, due 09/01/10	$15,202
11,437	0.10%, due 09/02/10	11,437
47,695	0.11%, due 09/02/10	47,695
7,169	0.15%, due 09/03/10	7,169
143	0.16%, due 09/03/10	143
	Total U.S. Government & Agency Securities (Cost $81,646)	81,646

	Repurchase Agreements (a) - 13.9%
58,582	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $58,582(b)	58,582
143,087	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $143,093(c)	143,087
69,523	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $69,523 (d)	69,523
23,848	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $23,848 (e)	23,848
95,391	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $95,395 (f)	95,391
22,442	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $22,442 (g)	22,442
120,345	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $120,346 (h)	120,345
144,587	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $144,588 (i)	144,587
45,093	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $45,093(j)	45,093
	Total Repurchase Agreements (Cost $722,898)	722,898
	Total Investment Securities (Cost $5,116,935) — 95.8%	4,992,325
	Other assets less liabilities — 4.2%	220,696
	Net Assets — 100.0%	$5,213,021

*                      Non-income producing security.

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $2,016,528.

(b)              Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $59,754. The investment in the repurchase agreement was through participation in a pooled account.

(c)               Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $145,949. The investment in the repurchase agreement was through participation in a pooled account.

(d)              Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $70,914. The investment in the repurchase agreement was through participation in a pooled account.

(e)               Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $24,325. The investment in the repurchase agreement was through participation in a pooled account.

(f)                 Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $97,299. The investment in the repurchase agreement was through participation in a pooled account.

(g)              Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $22,891. The investment in the repurchase agreement was through participation in a pooled account.

(h)              Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $122,752. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)                  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $147,479. The investment in the repurchase agreement was through participation in a pooled account.

(j)                  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $45,995. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$241,308
Aggregate gross unrealized depreciation	(370,717)
Net unrealized depreciation	$(129,409)
Federal income tax cost of investments	$5,121,734

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$2,766,670	$423,516

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	849,324	(95,879)

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	2,624,066	(53,539)

		$274,098

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 75.0%
	Consumer Discretionary - 10.2%

3,370	99 Cents Only Stores*	$58,975
5,976	Aaron’s, Inc.	97,349
6,411	Advance Auto Parts, Inc.	349,207
6,858	Aeropostale, Inc.*	146,075
15,330	American Eagle Outfitters, Inc.	193,771
2,898	American Greetings Corp., Class A	55,931
4,311	AnnTaylor Stores Corp.*	66,088
4,050	Bally Technologies, Inc.*	127,372
2,913	Barnes & Noble, Inc.	44,103
2,235	Bob Evans Farms, Inc.	57,104
8,633	BorgWarner, Inc.*	376,830
4,043	Boyd Gaming Corp.*	28,058
7,523	Brinker International, Inc.	118,487
6,767	Burger King Holdings, Inc.	111,317
4,860	Career Education Corp.*	85,196
4,430	Cheesecake Factory, Inc. (The)*	99,188
13,106	Chico’s FAS, Inc.	108,125
2,307	Chipotle Mexican Grill, Inc.*	347,965
4,261	Coldwater Creek, Inc.*	18,365
4,758	Collective Brands, Inc.*	61,521
6,462	Corinthian Colleges, Inc.*	31,535
6,622	Dick’s Sporting Goods, Inc.*	162,040
9,332	Dollar Tree, Inc.*	423,020
5,571	DreamWorks Animation SKG, Inc., Class A*	165,069
4,401	Dress Barn, Inc. (The)*	91,761
11,484	Foot Locker, Inc.	134,822
3,557	Fossil, Inc.*	168,922
10,228	Gentex Corp.	179,706
4,292	Guess?, Inc.	138,675
7,010	Hanesbrands, Inc.*	167,819
2,798	Harte-Hanks, Inc.	28,624
2,234	International Speedway Corp., Class A	51,136
2,128	ITT Educational Services, Inc.*	113,337
4,118	J. Crew Group, Inc.*	125,558
3,176	John Wiley & Sons, Inc., Class A	113,034
5,423	KB Home	55,911
3,926	Lamar Advertising Co., Class A*	102,900
3,063	Life Time Fitness, Inc.*	104,050
10,475	LKQ Corp.*	194,835
2,215	Matthews International Corp., Class A	69,750
2,766	MDC Holdings, Inc.	73,631
4,123	Mohawk Industries, Inc.*	182,690
3,028	NetFlix, Inc.*	380,075
429	NVR, Inc.*	259,185
2,348	Panera Bread Co., Class A*	187,699
8,677	PetSmart, Inc.	276,710
4,157	Phillips-Van Heusen Corp.	189,892
4,212	Regis Corp.	70,635
4,825	Rent-A-Center, Inc.	96,886
3,231	Ryland Group, Inc.	52,051
11,801	Saks, Inc.*	93,110
1,878	Scholastic Corp.	44,002
4,832	Scientific Games Corp., Class A*	49,335
18,688	Service Corp. International	143,711
4,916	Sotheby’s	130,815
1,021	Strayer Education, Inc.	147,820
2,868	Thor Industries, Inc.	66,939
3,145	Timberland Co. (The), Class A*	50,540
10,313	Toll Brothers, Inc.*	178,209
2,665	Tractor Supply Co.	181,167
4,633	Tupperware Brands Corp.	182,262
2,789	Under Armour, Inc., Class A*	100,041
3,256	Warnaco Group, Inc. (The)*	136,361
24,604	Wendy’s/Arby’s Group, Inc., Class A	95,710
7,880	Williams-Sonoma, Inc.	204,565
3,825	WMS Industries, Inc.*	135,175
		8,882,747
	Consumer Staples - 3.1%

6,285	Alberto-Culver Co.	195,149
3,948	BJ’s Wholesale Club, Inc.*	165,658
5,198	Church & Dwight Co., Inc.	318,274
5,518	Corn Products International, Inc.	188,329
5,136	Energizer Holdings, Inc.*	323,825
5,652	Flowers Foods, Inc.	146,048
7,720	Green Mountain Coffee Roasters, Inc.*	237,930
5,208	Hansen Natural Corp.*	234,568
1,429	Lancaster Colony Corp.	65,120
4,650	NBTY, Inc.*	253,378
4,026	Ralcorp Holdings, Inc.*	240,151
3,005	Ruddick Corp.	97,272
10,823	Smithfield Foods, Inc.*	174,575
1,976	Tootsie Roll Industries, Inc.	46,653
1,772	Universal Corp.	63,190
		2,750,120
	Energy - 4.3%

11,915	Arch Coal, Inc.	268,207
4,158	Atwood Oceanics, Inc.*	104,283
2,863	Bill Barrett Corp.*	93,219
6,151	Cimarex Energy Co.	402,398
3,465	Comstock Resources, Inc.*	75,433
4,630	Exterran Holdings, Inc.*	102,462
8,246	Forest Oil Corp.*	215,386
7,759	Frontier Oil Corp.	90,858
6,748	Helix Energy Solutions Group, Inc.*	61,407
7,569	Mariner Energy, Inc.*	173,254
9,783	Newfield Exploration Co.*	469,682
4,043	Oceaneering International, Inc.*	202,190
1,941	Overseas Shipholding Group, Inc.	62,500
5,531	Patriot Coal Corp.*	56,859
11,282	Patterson-UTI Energy, Inc.	166,522
10,274	Plains Exploration & Production Co.*	245,343
12,879	Pride International, Inc.*	303,300
8,741	Quicksilver Resources, Inc.*	106,640
9,129	Southern Union Co.	205,403
5,762	Superior Energy Services, Inc.*	123,883
3,802	Tidewater, Inc.	152,384
2,982	Unit Corp.*	101,597
		3,783,210
	Financials - 15.7%

3,746	Affiliated Managers Group, Inc.*	240,531
3,659	Alexandria Real Estate Equities, Inc. (REIT)	253,825
12,332	AMB Property Corp. (REIT)	293,378
5,546	American Financial Group, Inc./OH	159,558
7,105	AmeriCredit Corp.*	171,941
14,211	Apollo Investment Corp.	135,999
7,597	Arthur J. Gallagher & Co.	188,785
12,681	Associated Banc-Corp	152,933
6,030	Astoria Financial Corp.	72,722
5,386	BancorpSouth, Inc.	68,671
3,524	Bank of Hawaii Corp.	157,382
4,560	BRE Properties, Inc. (REIT)	186,413
8,652	Brown & Brown, Inc.	164,734
4,830	Camden Property Trust (REIT)	221,021

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,758	Cathay General Bancorp	$55,219
3,198	City National Corp./CA	154,911
5,386	Commerce Bancshares, Inc./MO	192,442
4,321	Corporate Office Properties Trust (REIT)	155,988
7,461	Cousins Properties, Inc. (REIT)	49,019
4,440	Cullen/Frost Bankers, Inc.	227,550
18,137	Duke Realty Corp. (REIT)	203,316
8,694	Eaton Vance Corp.	225,957
2,577	Equity One, Inc. (REIT)	41,206
2,207	Essex Property Trust, Inc. (REIT)	233,434
4,321	Everest Re Group Ltd.	341,964
4,499	Federal Realty Investment Trust (REIT)	356,726
16,843	Fidelity National Financial, Inc., Class A	244,392
7,590	First American Financial Corp.	112,560
15,329	First Niagara Financial Group, Inc.	173,064
7,903	FirstMerit Corp.	136,722
14,549	Fulton Financial Corp.	120,466
1,569	Greenhill & Co., Inc.	110,505
3,289	Hanover Insurance Group, Inc. (The)	142,677
8,434	HCC Insurance Holdings, Inc.	212,790
5,251	Highwoods Properties, Inc. (REIT)	164,251
9,048	Hospitality Properties Trust (REIT)	176,888
3,796	International Bancshares Corp.	59,218
8,939	Jefferies Group, Inc.	201,217
3,083	Jones Lang LaSalle, Inc.	232,797
8,305	Liberty Property Trust (REIT)	252,223
9,514	Macerich Co. (The) (REIT)	394,070
5,815	Mack-Cali Realty Corp. (REIT)	179,393
2,611	Mercury General Corp.	102,403
8,530	MSCI, Inc., Class A*	255,047
8,786	Nationwide Health Properties, Inc. (REIT)	337,997
31,934	New York Community Bancorp, Inc.	507,431
7,771	NewAlliance Bancshares, Inc.	95,117
17,676	Old Republic International Corp.	225,899
6,819	Omega Healthcare Investors, Inc. (REIT)	146,268
2,279	PacWest Bancorp	38,880
2,930	Potlatch Corp. (REIT)	98,155
3,419	Prosperity Bancshares, Inc.	97,271
6,278	Protective Life Corp.	117,273
7,292	Raymond James Financial, Inc.	168,299
5,880	Rayonier, Inc. (REIT)	278,124
7,662	Realty Income Corp. (REIT)	249,705
5,998	Regency Centers Corp. (REIT)	218,687
5,363	Reinsurance Group of America, Inc.	234,578
9,468	SEI Investments Co.	167,584
9,342	Senior Housing Properties Trust (REIT)	219,537
5,718	SL Green Realty Corp. (REIT)	344,681
3,473	StanCorp Financial Group, Inc.	123,743
3,061	SVB Financial Group*	113,777
57,427	Synovus Financial Corp.	118,300
9,070	TCF Financial Corp.	129,520
4,716	Transatlantic Holdings, Inc.	224,812
4,169	Trustmark Corp.	79,503
11,892	UDR, Inc. (REIT)	244,737
3,665	Unitrin, Inc.	87,227
11,804	Valley National Bancorp	153,806
9,421	W. R. Berkley Corp.	248,243
6,337	Waddell & Reed Financial, Inc., Class A	145,814
8,248	Washington Federal, Inc.	117,699
4,892	Webster Financial Corp.	78,712
7,669	Weingarten Realty Investors (REIT)	154,760
2,150	Westamerica Bancorp.	108,962
6,687	Wilmington Trust Corp.	58,846
		13,710,255
	Health Care - 8.7%

11,991	Allscripts Healthcare Solutions, Inc.*	200,370
5,141	Beckman Coulter, Inc.	234,635
1,418	Bio-Rad Laboratories, Inc., Class A*	117,027
4,855	Charles River Laboratories International, Inc.*	137,154
6,959	Community Health Systems, Inc.*	181,421
4,743	Covance, Inc.*	179,902
8,309	Edwards Lifesciences Corp.*	478,349
8,526	Endo Pharmaceuticals Holdings, Inc.*	231,651
3,638	Gen-Probe, Inc.*	163,819
18,358	Health Management Associates, Inc., Class A*	114,737
7,288	Health Net, Inc.*	174,037
6,701	Henry Schein, Inc.*	353,813
4,629	Hill-Rom Holdings, Inc.	148,591
19,000	Hologic, Inc.*	269,610
4,228	IDEXX Laboratories, Inc.*	233,682
5,125	Immucor, Inc.*	90,200
2,896	Kindred Healthcare, Inc.*	34,028
4,574	Kinetic Concepts, Inc.*	146,002
4,054	LifePoint Hospitals, Inc.*	123,323
7,288	Lincare Holdings, Inc.	167,770
3,879	Masimo Corp.	88,286
4,272	Medicis Pharmaceutical Corp., Class A	117,480
3,454	Mednax, Inc.*	160,058
2,468	Mettler-Toledo International, Inc.*	272,936
8,814	Omnicare, Inc.	169,229
4,627	Owens & Minor, Inc.	123,356
5,900	Perrigo Co.	336,241
8,691	Pharmaceutical Product Development, Inc.	199,632
4,193	Psychiatric Solutions, Inc.*	139,837
11,120	ResMed, Inc.*	335,157
4,346	STERIS Corp.	125,034
2,734	Techne Corp.	157,834
2,927	Teleflex, Inc.	140,672
4,203	Thoratec Corp.*	135,337
3,605	United Therapeutics Corp.*	166,623
7,122	Universal Health Services, Inc., Class B	223,631
4,608	Valeant Pharmaceuticals International*	265,835
6,304	VCA Antech, Inc.*	124,630
14,829	Vertex Pharmaceuticals, Inc.*	494,399
3,108	WellCare Health Plans, Inc.*	77,109
		7,633,437
	Industrials - 11.0%

3,190	Acuity Brands, Inc.	123,581
8,411	Aecom Technology Corp.*	189,248
6,822	AGCO Corp.*	225,467
9,919	AirTran Holdings, Inc.*	44,735
2,623	Alaska Air Group, Inc.*	116,015
3,015	Alexander & Baldwin, Inc.	102,028
2,424	Alliant Techsystems, Inc.*	159,742
7,800	AMETEK, Inc.	335,322
7,495	BE Aerospace, Inc.*	201,990
3,512	Brink’s Co. (The)	66,271
5,940	Bucyrus International, Inc.	341,491

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,463	Carlisle Cos., Inc.	$125,187
1,677	Clean Harbors, Inc.*	101,375
3,947	Con-way, Inc.	103,451
4,944	Copart, Inc.*	163,399
2,513	Corporate Executive Board Co. (The)	70,465
8,341	Corrections Corp. of America*	186,088
3,466	Crane Co.	117,497
3,765	Deluxe Corp.	62,988
5,657	Donaldson Co., Inc.	237,028
3,444	FTI Consulting, Inc.*	112,894
3,843	Gardner Denver, Inc.	183,465
3,395	GATX Corp.	92,684
4,444	Graco, Inc.	124,032
2,475	Granite Construction, Inc.	54,475
5,904	Harsco Corp.	117,726
4,177	Herman Miller, Inc.	68,586
3,316	HNI Corp.	77,495
4,400	Hubbell, Inc., Class B	197,912
5,956	IDEX Corp.	177,429
6,443	J.B. Hunt Transport Services, Inc.	210,944
15,255	JetBlue Airways Corp.*	87,106
7,567	Joy Global, Inc.	429,352
7,460	Kansas City Southern*	250,432
11,777	KBR, Inc.	273,226
5,994	Kennametal, Inc.	151,049
3,962	Kirby Corp.*	145,920
3,374	Korn/Ferry International*	43,929
3,677	Landstar System, Inc.	132,298
3,559	Lennox International, Inc.	150,866
3,124	Lincoln Electric Holdings, Inc.	154,857
6,004	Manpower, Inc.	255,170
2,224	Mine Safety Appliances Co.	50,707
3,248	MSC Industrial Direct Co., Class A	144,763
3,711	Navigant Consulting, Inc.*	36,739
2,502	Nordson Corp.	160,553
6,583	Oshkosh Corp.*	163,785
7,234	Pentair, Inc.	217,743
2,824	Regal-Beloit Corp.	156,224
3,206	Rollins, Inc.	65,659
6,183	Shaw Group, Inc. (The)*	200,329
3,658	SPX Corp.	205,067
7,972	Terex Corp.*	145,170
3,872	Thomas & Betts Corp.*	143,070
5,823	Timken Co.	190,470
3,084	Towers Watson & Co., Class A	138,472
5,813	Trinity Industries, Inc.	99,519
4,433	United Rentals, Inc.*	49,871
6,074	URS Corp.*	216,660
1,467	Valmont Industries, Inc.	98,333
5,694	Waste Connections, Inc.*	214,949
3,235	Werner Enterprises, Inc.	64,506
3,518	Westinghouse Air Brake Technologies Corp.	149,621
4,168	Woodward Governor Co.	108,868
		9,586,293
	Information Technology - 11.4%

2,494	ACI Worldwide, Inc.*	47,361
5,844	Acxiom Corp.*	72,436
7,112	ADC Telecommunications, Inc.*	90,109
4,056	ADTRAN, Inc.	127,480
1,152	Advent Software, Inc.*	57,220
3,912	Alliance Data Systems Corp.*	219,815
6,638	ANSYS, Inc.*	257,422
7,826	AOL, Inc.*	173,894
8,832	Arrow Electronics, Inc.*	202,076
33,785	Atmel Corp.*	195,953
11,134	Avnet, Inc.*	254,969
9,297	Broadridge Financial Solutions, Inc.	198,491
19,821	Cadence Design Systems, Inc.*	134,783
6,789	Ciena Corp.*	84,659
6,926	CommScope, Inc.*	129,862
9,069	Convergys Corp.*	91,869
7,632	CoreLogic, Inc.	131,805
7,883	Cree, Inc.*	422,056
4,836	Diebold, Inc.	125,446
2,906	Digital River, Inc.*	76,631
2,707	DST Systems, Inc.	110,283
3,328	Equinix, Inc.*	303,547
5,878	F5 Networks, Inc.*	513,914
3,044	Factset Research Systems, Inc.	223,886
3,058	Fair Isaac Corp.	68,469
9,212	Fairchild Semiconductor International, Inc.*	71,209
4,443	Gartner, Inc.*	127,425
5,984	Global Payments, Inc.	225,178
6,075	Hewitt Associates, Inc., Class A*	293,240
6,734	Informatica Corp.*	216,565
11,495	Ingram Micro, Inc., Class A*	173,115
11,910	Integrated Device Technology, Inc.*	60,979
5,182	International Rectifier Corp.*	95,090
9,071	Intersil Corp., Class A	90,665
2,956	Itron, Inc.*	159,624
6,258	Jack Henry & Associates, Inc.	147,313
9,278	Lam Research Corp.*	335,029
6,953	Lender Processing Services, Inc.	203,931
1,645	Mantech International Corp., Class A*	58,217
7,834	Mentor Graphics Corp.*	71,211
5,888	MICROS Systems, Inc.*	224,333
4,150	National Instruments Corp.	119,644
11,756	NCR Corp.*	151,065
5,498	NeuStar, Inc., Class A*	121,726
8,513	Parametric Technology Corp.*	145,147
3,584	Plantronics, Inc.	97,879
6,248	Polycom, Inc.*	177,943
4,527	Quest Software, Inc.*	97,014
19,874	RF Micro Devices, Inc.*	96,985
7,485	Rovi Corp.*	325,672
4,531	Semtech Corp.*	75,192
3,374	Silicon Laboratories, Inc.*	128,684
12,997	Skyworks Solutions, Inc.*	232,126
5,133	Solera Holdings, Inc.	203,677
3,169	SRA International, Inc., Class A*	61,003
10,852	Synopsys, Inc.*	248,402
3,719	Tech Data Corp.*	134,628
12,184	TIBCO Software, Inc.*	176,546
8,896	Trimble Navigation Ltd.*	250,244
5,964	ValueClick, Inc.*	65,008
13,687	Vishay Intertechnology, Inc.*	105,253
4,234	Zebra Technologies Corp., Class A*	121,177
		10,002,575
	Materials - 5.0%

6,703	Albemarle Corp.	268,723
4,979	Aptargroup, Inc.	207,375
5,757	Ashland, Inc.	267,470
4,793	Cabot Corp.	136,265
3,226	Carpenter Technology Corp.	100,038
8,373	Commercial Metals Co.	109,100
3,591	Cytec Industries, Inc.	170,321
2,521	Greif, Inc., Class A	143,319
3,029	Intrepid Potash, Inc.*	68,001
9,299	Louisiana-Pacific Corp.*	61,931

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,003	Lubrizol Corp.	$466,830
3,332	Martin Marietta Materials, Inc.	243,903
1,379	Minerals Technologies, Inc.	73,914
849	NewMarket Corp.	85,350
5,783	Olin Corp.	103,574
7,566	Packaging Corp. of America	168,646
4,734	Reliance Steel & Aluminum Co.	176,342
2,855	Rock-Tenn Co., Class A	137,554
9,508	RPM International, Inc.	160,685
3,335	Scotts Miracle-Gro Co. (The), Class A	157,512
3,631	Sensient Technologies Corp.	100,688
3,935	Silgan Holdings, Inc.	117,617
7,362	Sonoco Products Co.	231,535
15,879	Steel Dynamics, Inc.	217,542
7,889	Temple-Inland, Inc.	125,672
7,280	Valspar Corp.	219,274
4,476	Worthington Industries, Inc.	63,649
		4,382,830
	Telecommunication Services - 0.6%

14,751	Cincinnati Bell, Inc.*	34,665
5,113	Syniverse Holdings, Inc.*	105,174
6,736	Telephone & Data Systems, Inc.	194,603
11,125	tw telecom, inc.*	195,077
		529,519
	Utilities - 5.0%

5,709	AGL Resources, Inc.	209,520
8,123	Alliant Energy Corp.	284,468
10,043	Aqua America, Inc.	199,655
6,831	Atmos Energy Corp.	193,317
2,873	Black Hills Corp.	87,425
4,451	Cleco Corp.	126,097
8,723	DPL, Inc.	220,866
7,413	Dynegy, Inc.*	36,546
5,272	Energen Corp.	225,009
9,939	Great Plains Energy, Inc.	183,772
6,833	Hawaiian Electric Industries, Inc.	164,129
3,528	IDACORP, Inc.	123,692
13,796	MDU Resources Group, Inc.	259,503
6,007	National Fuel Gas Co.	258,181
7,832	NSTAR	297,851
17,229	NV Energy, Inc.	220,531
7,129	OGE Energy Corp.	278,387
6,356	PNM Resources, Inc.	72,713
12,840	Questar Corp.	209,035
8,007	UGI Corp.	220,993
5,954	Vectren Corp.	146,111
8,112	Westar Energy, Inc.	194,445
3,714	WGL Holdings, Inc.	130,993
		4,343,239
	Total Common Stocks
	(Cost $62,777,845)	65,604,225

Principal Amount
	U.S. Government & Agency Securities (a) - 2.9%
	Federal Home Loan Bank
$473,715	0.11%, due 09/01/10	473,715
356,409	0.10%, due 09/02/10	356,409
1,486,248	0.11%, due 09/02/10	1,486,248
223,399	0.15%, due 09/03/10	223,399
4,459	0.16%, due 09/03/10	4,459
	Total U.S. Government & Agency Securities (Cost $2,544,230)	2,544,230

	Repurchase Agreements (a) - 24.7%
1,757,700	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,757,712(b)	1,757,700
4,458,812	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $4,458,985(c)	4,458,812
2,166,451	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,166,465(d)	2,166,451
743,135	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $743,140(e)	743,135
2,972,541	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $2,972,662(f)	2,972,541
642,089	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $642,093(g)	642,089
3,406,654	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $3,406,678(h)	3,406,654
4,074,189	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $4,074,216(i)	4,074,189
1,405,158	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $1,405,167(j)	1,405,158
	Total Repurchase Agreements (Cost $21,626,729)	21,626,729
	Total Investment Securities (Cost $86,948,804) — 102.6%	89,775,184
	Liabilities in excess of other assets — (2.6%)	(2,257,566)
	Net Assets — 100.0%	$87,517,618

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $28,720,578.

(b)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $1,792,854. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(c)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $4,548,009. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $2,209,786. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $758,002. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $3,031,992. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $654,934. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $3,474,787. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $4,155,684. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $1,433,267. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,515,575
Aggregate gross unrealized depreciation	(6,170,823)
Net unrealized appreciation	$2,344,752
Federal income tax cost of investments	$87,430,432

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap 400 Futures Contracts	68	09/17/10	$4,904,840	$5,789

Cash collateral in the amount of $476,087 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of August 31, 2010:

		Unrealized
	Notional Amount	Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$45,373,917	$(2,564,902)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	6,127,329	(331,938)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	5,856,670	(1,225,302)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	3,945,068	(54,242)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	20,091,103	(1,827,046)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	23,058,226	3,303,282

		$(2,700,148)

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 89.0%
	Consumer Discretionary - 13.8%

1,632	American Public Education, Inc.*	$40,555
2,364	Arbitron, Inc.	60,140
1,085	Arctic Cat, Inc.*	7,584
1,646	Audiovox Corp., Class A*	10,419
1,934	Big 5 Sporting Goods Corp.	22,947
108	Biglari Holdings, Inc.*	31,363
1,895	BJ’s Restaurants, Inc.*	45,366
1,288	Blue Nile, Inc.*	52,885
529	Blyth, Inc.	20,165
3,854	Brown Shoe Co., Inc.	40,544
7,862	Brunswick Corp.	99,926
2,279	Buckle, Inc. (The)	54,582
1,612	Buffalo Wild Wings, Inc.*	67,414
3,607	Cabela’s, Inc.*	56,197
2,181	California Pizza Kitchen, Inc.*	33,500
5,718	Callaway Golf Co.	35,737
1,296	Capella Education Co.*	81,104
5,275	Carter’s, Inc.*	117,844
2,628	Cato Corp. (The), Class A	60,313
1,951	CEC Entertainment, Inc.*	61,203
2,463	Children’s Place Retail Stores, Inc. (The)*	107,535
3,179	Christopher & Banks Corp.	20,473
2,817	Coinstar, Inc.*	122,539
2,092	Cracker Barrel Old Country Store, Inc.	93,324
7,619	CROCS, Inc.*	95,238
3,436	Deckers Outdoor Corp.*	149,363
1,369	DineEquity, Inc.*	43,698
1,679	Drew Industries, Inc.*	32,119
2,679	E.W. Scripps Co. (The), Class A*	18,190
2,327	Ethan Allen Interiors, Inc.	31,391
4,828	Finish Line (The), Class A	63,730
3,491	Fred’s, Inc., Class A	38,471
2,134	Genesco, Inc.*	53,862
2,179	Group 1 Automotive, Inc.*	54,998
2,625	Gymboree Corp.*	98,779
1,671	Haverty Furniture Cos., Inc.	16,058
2,722	Helen of Troy Ltd.*	60,578
2,563	Hibbett Sports, Inc.*	59,410
5,530	Hillenbrand, Inc.	105,236
3,952	HOT Topic, Inc.	20,511
3,566	HSN, Inc.*	93,750
6,410	Iconix Brand Group, Inc.*	97,656
3,536	Interval Leisure Group, Inc.*	44,235
4,888	Jack in the Box, Inc.*	98,640
2,478	Jakks Pacific, Inc.*	36,922
2,425	Jo-Ann Stores, Inc.*	98,601
2,445	JoS. A. Bank Clothiers, Inc.*	89,316
1,913	Kid Brands, Inc.*	15,629
1,108	Kirkland’s, Inc.*	12,642
2,404	K-Swiss, Inc., Class A*	27,333
721	Landry’s Restaurants, Inc.*	17,556
4,578	La-Z-Boy, Inc.*	30,673
1,892	Lithia Motors, Inc., Class A	14,455
12,740	Live Nation Entertainment, Inc.*	110,074
8,392	Liz Claiborne, Inc.*	35,246
1,384	Lumber Liquidators Holdings, Inc.*	27,722
1,645	M/I Homes, Inc.*	15,512
1,977	Maidenform Brands, Inc.*	52,727
1,857	Marcus Corp.	20,427
1,959	MarineMax, Inc.*	12,851
4,653	Men’s Wearhouse, Inc. (The)	89,710
2,849	Meritage Homes Corp.*	50,883
1,265	Midas, Inc.*	8,779
1,002	Monarch Casino & Resort, Inc.*	9,539
1,763	Monro Muffler Brake, Inc.	73,834
1,600	Movado Group, Inc.*	16,224
2,436	Multimedia Games, Inc.*	8,502
427	National Presto Industries, Inc.	42,709
1,829	Nautilus, Inc.*	2,323
2,388	NutriSystem, Inc.	41,933
1,671	O’Charleys, Inc.*	9,207
7,532	OfficeMax, Inc.*	73,362
1,233	Oxford Industries, Inc.	24,315
2,056	P.F. Chang’s China Bistro, Inc.	88,017
1,874	Papa John’s International, Inc.*	44,620
1,182	Peet’s Coffee & Tea, Inc.*	40,519
4,147	PEP Boys-Manny Moe & Jack	37,406
912	Perry Ellis International, Inc.*	16,744
2,044	PetMed Express, Inc.	31,580
5,376	Pinnacle Entertainment, Inc.*	52,685
2,941	Polaris Industries, Inc.	156,844
4,393	Pool Corp.	81,051
596	Pre-Paid Legal Services, Inc.*	32,571
11,445	Quiksilver, Inc.*	41,088
1,910	RC2 Corp.*	35,163
1,386	Red Robin Gourmet Burgers, Inc.*	25,683
5,727	Ruby Tuesday, Inc.*	52,746
2,530	Ruth’s Hospitality Group, Inc.*	8,273
4,758	Shuffle Master, Inc.*	37,826
3,031	Skechers U.S.A., Inc., Class A*	77,200
604	Skyline Corp.	11,059
3,550	Sonic Automotive, Inc., Class A*	31,276
5,432	Sonic Corp.*	41,663
2,919	Spartan Motors, Inc.	11,355
3,408	Stage Stores, Inc.	38,033
1,677	Standard Motor Products, Inc.	14,422
8,798	Standard Pacific Corp.*	30,705
2,351	Stein Mart, Inc.*	16,986
2,179	Steven Madden Ltd.*	75,023
1,697	Sturm Ruger & Co., Inc.	21,840
2,060	Superior Industries International, Inc.	30,035
4,630	Texas Roadhouse, Inc.*	61,394
2,256	True Religion Apparel, Inc.*	39,660
2,784	Tuesday Morning Corp.*	10,329
1,213	Universal Electronics, Inc.*	23,205
1,820	Universal Technical Institute, Inc.	28,119
1,472	Volcom, Inc.*	22,948
2,583	Winnebago Industries, Inc.*	22,162
4,404	Wolverine World Wide, Inc.	111,289
2,110	Zale Corp.*	3,292
1,873	Zumiez, Inc.*	27,852
		5,221,241
	Consumer Staples - 3.2%

7,911	Alliance One International, Inc.*	27,689
1,634	Andersons, Inc. (The)	58,546
883	Boston Beer Co., Inc., Class A*	58,022
1,054	Calavo Growers, Inc.	20,690
1,121	Cal-Maine Foods, Inc.	33,271
3,349	Casey’s General Stores, Inc.	125,989
5,722	Central Garden and Pet Co., Class A*	53,444
7,321	Darling International, Inc.*	55,054
1,937	Diamond Foods, Inc.	81,800
2,459	Great Atlantic & Pacific Tea Co.*	7,475
3,637	Hain Celestial Group, Inc. (The)*	81,251
1,259	J&J Snack Foods Corp.	47,527
2,860	Lance, Inc.	61,519
1,388	Mannatech, Inc.*	3,206
1,190	Medifast, Inc.*	31,797
1,116	Nash Finch Co.	43,825
1,735	Sanderson Farms, Inc.	74,622

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,000	Spartan Stores, Inc.	$26,140
3,088	TreeHouse Foods, Inc.*	128,152
3,836	United Natural Foods, Inc.*	133,263
1,473	WD-40 Co.	51,805
		1,205,087
	Energy - 4.7%

2,053	Basic Energy Services, Inc.*	14,741
3,192	Bristow Group, Inc.*	105,336
1,705	CARBO Ceramics, Inc.	129,120
2,687	Dril-Quip, Inc.*	142,062
1,271	Gulf Island Fabrication, Inc.	18,912
3,874	Holly Corp.	100,763
2,062	Hornbeck Offshore Services, Inc.*	32,580
11,224	ION Geophysical Corp.*	38,386
2,658	Lufkin Industries, Inc.	102,758
2,337	Matrix Service Co.*	19,888
4,450	Oil States International, Inc.*	183,473
4,036	Penn Virginia Corp.	56,262
1,710	Petroleum Development Corp.*	45,999
4,711	Petroquest Energy, Inc.*	28,172
4,805	Pioneer Drilling Co.*	26,139
1,884	SEACOR Holdings, Inc.*	148,214
1,050	Seahawk Drilling, Inc.*	7,560
5,585	SM Energy Co.	212,174
3,744	Stone Energy Corp.*	42,345
1,643	Superior Well Services, Inc.*	36,360
3,359	Swift Energy Co.*	90,525
6,721	Tetra Technologies, Inc.*	56,389
5,275	World Fuel Services Corp.	134,723
		1,772,881
	Financials - 17.7%

3,563	Acadia Realty Trust (REIT)	63,920
727	American Physicians Capital, Inc.	30,054
1,673	Amerisafe, Inc.*	29,395
4,039	Bank Mutual Corp.	20,559
1,157	Bank of the Ozarks, Inc.	42,508
10,082	BioMed Realty Trust, Inc. (REIT)	172,301
6,513	Boston Private Financial Holdings, Inc.	40,836
5,243	Brookline Bancorp, Inc.	49,074
2,624	Cash America International, Inc.	80,373
4,888	Cedar Shopping Centers, Inc. (REIT)	26,982
1,402	City Holding Co.	40,027
6,224	Colonial Properties Trust (REIT)	98,713
3,490	Columbia Banking System, Inc.	62,157
2,942	Community Bank System, Inc.	66,430
4,231	Delphi Financial Group, Inc., Class A	94,351
13,703	DiamondRock Hospitality Co. (REIT)*	120,038
2,270	Dime Community Bancshares	28,352
13,139	East West Bancorp, Inc.	192,092
2,392	EastGroup Properties, Inc. (REIT)	84,318
2,089	eHealth, Inc.*	21,162
3,794	Employers Holdings, Inc.	55,620
4,128	Entertainment Properties Trust (REIT)	177,876
7,744	Extra Space Storage, Inc. (REIT)	118,406
4,366	EZCORP, Inc., Class A*	78,501
6,739	First BanCorp./Puerto Rico*	2,454
2,381	First Cash Financial Services, Inc.*	56,811
8,089	First Commonwealth Financial Corp.	40,041
4,418	First Financial Bancorp	70,467
1,851	First Financial Bankshares, Inc.	82,684
6,576	First Midwest Bancorp, Inc./IL	72,204
3,234	Forestar Group, Inc.*	48,122
6,015	Franklin Street Properties Corp. (REIT)	70,556
6,386	Glacier Bancorp, Inc.	88,382
2,522	Hancock Holding Co.	68,649
13,427	Hanmi Financial Corp.*	16,247
5,532	Healthcare Realty Trust, Inc. (REIT)	129,504
1,910	Home Bancshares, Inc./AR	41,141
3,227	Home Properties, Inc. (REIT)	162,963
3,483	Horace Mann Educators Corp.	57,121
1,881	Independent Bank Corp./MA	39,445
1,174	Infinity Property & Casualty Corp.	54,415
6,376	Inland Real Estate Corp. (REIT)	49,159
3,660	Interactive Brokers Group, Inc., Class A*	59,255
3,870	Investment Technology Group, Inc.*	51,432
4,644	Kilroy Realty Corp. (REIT)	144,475
5,613	Kite Realty Group Trust (REIT)	23,406
3,759	LaBranche & Co., Inc.*	14,622
6,199	LaSalle Hotel Properties (REIT)	130,613
9,977	Lexington Realty Trust (REIT)	66,547
2,291	LTC Properties, Inc. (REIT)	56,542
9,876	Medical Properties Trust, Inc. (REIT)	97,180
2,913	Mid-America Apartment Communities, Inc. (REIT)	164,497
2,966	Nara Bancorp, Inc.*	17,707
3,789	National Financial Partners Corp.*	40,315
11,191	National Penn Bancshares, Inc.	65,020
7,398	National Retail Properties, Inc. (REIT)	180,215
1,149	Navigators Group, Inc. (The)*	48,063
3,060	NBT Bancorp, Inc.	62,485
7,740	Old National Bancorp/IN	71,363
3,772	optionsXpress Holdings, Inc.*	53,713
1,915	Parkway Properties, Inc./MD (REIT)	27,997
4,371	Pennsylvania Real Estate Investment Trust (REIT)	45,721
2,962	Pinnacle Financial Partners, Inc.*	25,355
1,378	Piper Jaffray Cos.*	38,060
1,507	Portfolio Recovery Associates, Inc.*	95,996
4,316	Post Properties, Inc. (REIT)	109,626
1,838	Presidential Life Corp.	15,880
5,202	PrivateBancorp, Inc.	54,413
2,887	ProAssurance Corp.*	152,867
1,610	PS Business Parks, Inc. (REIT)	90,595
783	Rewards Network, Inc.	10,852
1,536	RLI Corp.	80,579
2,137	S&T Bancorp, Inc.	36,265
1,347	Safety Insurance Group, Inc.	54,890
4,729	Selective Insurance Group, Inc.	70,273
3,632	Signature Bank/NY*	132,713
1,374	Simmons First National Corp., Class A	34,872
19,133	South Financial Group, Inc. (The)*	5,409
2,449	Sovran Self Storage, Inc. (REIT)	92,499
2,384	Sterling Bancorp/NY	20,741
9,047	Sterling Bancshares, Inc./TX	44,873
1,629	Stewart Information Services Corp.	16,990
3,155	Stifel Financial Corp.*	136,548
11,513	Susquehanna Bancshares, Inc.	91,068
2,529	SWS Group, Inc.	18,234
3,594	Tanger Factory Outlet Centers (REIT)	166,115
690	Tompkins Financial Corp.	25,351
3,992	Tower Group, Inc.	85,668
2,902	TradeStation Group, Inc.*	17,035
6,827	TrustCo Bank Corp NY	36,320
2,659	UMB Financial Corp.	84,769
10,169	Umpqua Holdings Corp.	105,758
3,401	United Bankshares, Inc.	78,257
7,363	United Community Banks, Inc./GA*	18,260

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,967	United Fire & Casualty Co.	$39,792
1,923	Urstadt Biddle Properties, Inc., Class A (REIT)	35,306
8,567	Whitney Holding Corp./LA	63,653
1,728	Wilshire Bancorp, Inc.	10,714
2,760	Wintrust Financial Corp.	79,378
1,400	World Acceptance Corp.*	57,050
		6,698,602
	Health Care - 11.4%

1,961	Abaxis, Inc.*	35,416
6,291	Affymetrix, Inc.*	25,856
974	Air Methods Corp.*	35,531
5,780	Align Technology, Inc.*	92,624
717	Almost Family, Inc.*	18,119
2,536	Amedisys, Inc.*	58,632
6,694	American Medical Systems Holdings, Inc.*	121,965
4,592	AMERIGROUP Corp.*	169,445
2,911	AMN Healthcare Services, Inc.*	12,954
2,746	Amsurg Corp.*	45,776
1,145	Analogic Corp.	47,495
2,506	Arqule, Inc.*	13,081
2,123	Bio-Reference Labs, Inc.*	42,078
2,605	Cambrex Corp.*	10,863
1,151	Cantel Medical Corp.	16,540
3,455	Catalyst Health Solutions, Inc.*	138,511
4,357	Centene Corp.*	88,098
2,028	Chemed Corp.	101,197
867	Computer Programs & Systems, Inc.	35,426
2,591	Conmed Corp.*	47,959
4,136	Cooper Cos., Inc. (The)	166,846
633	Corvel Corp.*	23,282
2,754	Cross Country Healthcare, Inc.*	20,407
2,544	CryoLife, Inc.*	13,203
5,186	Cubist Pharmaceuticals, Inc.*	114,248
2,122	Cyberonics, Inc.*	45,474
1,565	Dionex Corp.*	113,462
1,489	Emergent Biosolutions, Inc.*	27,040
976	Ensign Group, Inc. (The)	16,241
2,968	Enzo Biochem, Inc.*	10,507
3,770	eResearchTechnology, Inc.*	27,917
1,556	Genoptix, Inc.*	26,779
2,643	Gentiva Health Services, Inc.*	54,314
2,063	Greatbatch, Inc.*	45,283
2,267	Haemonetics Corp.*	118,065
2,840	Hanger Orthopedic Group, Inc.*	37,062
4,374	Healthspring, Inc.*	90,804
3,029	Healthways, Inc.*	37,862
857	Hi-Tech Pharmacal Co., Inc.*	14,869
2,411	HMS Holdings Corp.*	125,806
1,030	ICU Medical, Inc.*	36,699
1,854	Integra LifeSciences Holdings Corp.*	64,464
2,876	Invacare Corp.	65,860
1,210	IPC The Hospitalist Co., Inc.*	28,266
1,323	Kendle International, Inc.*	10,359
864	Kensey Nash Corp.*	22,913
834	Landauer, Inc.	46,871
1,657	LCA-Vision, Inc.*	6,578
1,368	LHC Group, Inc.*	27,374
2,961	Magellan Health Services, Inc.*	129,721
2,958	Martek Biosciences Corp.*	64,543
1,640	Medcath Corp.*	13,104
3,608	Meridian Bioscience, Inc.	65,954
2,503	Merit Medical Systems, Inc.*	39,497
1,248	Micrus Endovascular Corp.*	29,216
1,373	Molina Healthcare, Inc.*	34,819
1,090	MWI Veterinary Supply, Inc.*	57,879
2,529	Natus Medical, Inc.*	30,525
2,003	Neogen Corp.*	58,528
2,886	Omnicell, Inc.*	32,193
1,607	Osteotech, Inc.*	10,285
1,645	Palomar Medical Technologies, Inc.*	14,542
3,114	Par Pharmaceutical Cos., Inc.*	82,116
5,183	Parexel International Corp.*	103,090
2,721	PharMerica Corp.*	21,115
5,077	PSS World Medical, Inc.*	93,214
1,693	Quality Systems, Inc.	94,893
5,747	Regeneron Pharmaceuticals, Inc.*	126,319
2,205	RehabCare Group, Inc.*	36,515
2,272	Res-Care, Inc.*	28,173
5,057	Salix Pharmaceuticals Ltd.*	191,458
5,995	Savient Pharmaceuticals, Inc.*	86,448
1,546	SurModics, Inc.*	18,598
3,193	Symmetry Medical, Inc.*	28,705
6,911	Viropharma, Inc.*	86,664
2,953	West Pharmaceutical Services, Inc.	99,280
1,904	Zoll Medical Corp.*	50,304
		4,324,119
	Industrials - 14.7%

2,035	A. O. Smith Corp.	104,497
1,110	AAON, Inc.	24,631
3,466	AAR Corp.*	53,238
4,159	ABM Industries, Inc.	81,558
6,032	Actuant Corp., Class A	119,554
2,021	Administaff, Inc.	43,694
1,327	Aerovironment, Inc.*	30,017
2,452	Albany International Corp., Class A	43,523
1,344	Allegiant Travel Co.	50,575
799	American Science & Engineering, Inc.	56,705
2,484	Apogee Enterprises, Inc.	22,455
3,309	Applied Industrial Technologies, Inc.	88,681
1,185	Applied Signal Technology, Inc.	23,273
2,247	Arkansas Best Corp.	46,333
1,766	Astec Industries, Inc.*	45,386
1,784	ATC Technology Corp.*	43,048
1,103	AZZ, Inc.	44,054
1,331	Badger Meter, Inc.	49,646
3,742	Baldor Electric Co.	131,269
3,860	Barnes Group, Inc.	58,711
4,152	Belden, Inc.	90,929
3,561	Bowne & Co., Inc.	39,420
4,663	Brady Corp., Class A	120,119
4,446	Briggs & Stratton Corp.	80,695
815	Cascade Corp.	25,444
1,131	CDI Corp.	12,543
2,259	Ceradyne, Inc.*	49,337
1,516	CIRCOR International, Inc.	42,221
4,479	CLARCOR, Inc.	150,674
3,376	Comfort Systems USA, Inc.	35,212
997	Consolidated Graphics, Inc.*	39,591
1,377	Cubic Corp.	52,588
4,073	Curtiss-Wright Corp.	108,301
2,692	Dolan Co. (The)*	24,686
3,433	Dycom Industries, Inc.*	27,601
5,889	EMCOR Group, Inc.*	133,916
1,687	Encore Wire Corp.	30,855
1,826	EnPro Industries, Inc.*	49,868
2,349	ESCO Technologies, Inc.	73,171
2,666	Esterline Technologies Corp.*	122,636
1,231	Exponent, Inc.*	37,964
5,504	Federal Signal Corp.	29,006
2,573	Forward Air Corp.	61,289

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,649	G&K Services, Inc., Class A	$33,128
4,520	GenCorp, Inc.*	19,798
5,748	Geo Group, Inc. (The)*	127,031
2,687	Gibraltar Industries, Inc.*	20,421
3,919	Griffon Corp.*	41,894
3,888	Healthcare Services Group, Inc.	80,754
4,671	Heartland Express, Inc.	68,010
1,551	Heidrick & Struggles International, Inc.	26,941
3,374	HUB Group, Inc., Class A*	89,681
2,296	II-VI, Inc.*	78,959
3,485	Insituform Technologies, Inc., Class A*	70,955
5,015	Interface, Inc., Class A	64,292
2,500	John Bean Technologies Corp.	37,175
2,302	Kaman Corp.	49,194
2,970	Kaydon Corp.	96,258
2,361	Kelly Services, Inc., Class A*	24,649
5,190	Knight Transportation, Inc.	97,780
356	Lawson Products, Inc.	4,827
1,109	Lindsay Corp.	40,889
1,515	Lydall, Inc.*	10,438
3,230	Mobile Mini, Inc.*	45,963
4,029	Moog, Inc., Class A*	125,705
3,347	Mueller Industries, Inc.	78,922
1,495	NCI Building Systems, Inc.*	13,156
3,727	Old Dominion Freight Line, Inc.*	86,865
3,234	On Assignment, Inc.*	14,068
5,117	Orbital Sciences Corp.*	66,470
2,386	Orion Marine Group, Inc.*	26,771
781	Powell Industries, Inc.*	22,227
3,362	Quanex Building Products Corp.	53,120
2,925	Robbins & Myers, Inc.	69,205
1,423	School Specialty, Inc.*	18,542
4,610	SFN Group, Inc.*	25,078
3,421	Simpson Manufacturing Co., Inc.	75,399
4,967	Skywest, Inc.	63,280
1,129	Standard Register Co. (The)	3,240
1,108	Standex International Corp.	26,071
3,577	SYKES Enterprises, Inc.*	42,781
3,217	Teledyne Technologies, Inc.*	116,391
5,481	Tetra Tech, Inc.*	99,480
2,885	Toro Co. (The)	143,961
1,856	Tredegar Corp.	30,475
1,460	Triumph Group, Inc.	96,915
3,914	TrueBlue, Inc.*	42,232
1,276	Unifirst Corp.	50,096
2,149	United Stationers, Inc.*	96,469
1,719	Universal Forest Products, Inc.	44,539
1,824	Viad Corp.	28,910
1,740	Vicor Corp.	23,507
1,074	Volt Information Sciences, Inc.*	6,788
2,877	Watsco, Inc.	147,734
2,613	Watts Water Technologies, Inc., Class A	78,494
		5,544,842
	Information Technology - 15.6%

2,331	Actel Corp.*	33,333
2,956	Advanced Energy Industries, Inc.*	41,709
1,784	Agilysys, Inc.*	7,742
2,512	Anixter International, Inc.*	115,250
11,262	Arris Group, Inc.*	92,010
2,796	ATMI, Inc.*	35,719
2,567	Avid Technology, Inc.*	28,442
1,034	Bel Fuse, Inc., Class B	19,160
5,598	Benchmark Electronics, Inc.*	78,540
1,558	Black Box Corp.	43,936
3,979	Blackbaud, Inc.	82,843
3,785	Blue Coat Systems, Inc.*	71,271
6,256	Brightpoint, Inc.*	37,286
5,772	Brooks Automation, Inc.*	39,134
2,099	Cabot Microelectronics Corp.*	62,823
2,685	CACI International, Inc., Class A*	109,575
3,506	Checkpoint Systems, Inc.*	64,300
6,145	Ciber, Inc.*	16,837
4,137	Cogent, Inc.*	45,507
3,523	Cognex Corp.	68,698
2,092	Cohu, Inc.	24,016
3,833	CommVault Systems, Inc.*	94,100
2,030	Compellent Technologies, Inc.*	30,998
2,203	comScore, Inc.*	40,073
2,514	Comtech Telecommunications Corp.*	51,210
3,854	Concur Technologies, Inc.*	180,252
3,024	CSG Systems International, Inc.*	55,339
3,018	CTS Corp.	24,265
2,672	Cymer, Inc.*	78,637
14,559	Cypress Semiconductor Corp.*	154,107
3,063	Daktronics, Inc.	28,210
3,579	DealerTrack Holdings, Inc.*	52,772
2,194	DG FastChannel, Inc.*	34,753
2,214	Digi International, Inc.*	16,782
3,116	Diodes, Inc.*	45,961
2,056	DSP Group, Inc.*	13,837
1,544	DTS, Inc.*	54,117
2,769	Ebix, Inc.*	51,614
2,448	Electro Scientific Industries, Inc.*	26,561
1,359	EMS Technologies, Inc.*	19,733
4,204	Epicor Software Corp.*	28,545
2,927	EPIQ Systems, Inc.	36,441
3,891	Exar Corp.*	21,167
1,433	FARO Technologies, Inc.*	26,281
3,374	FEI Co.*	56,211
1,321	Forrester Research, Inc.*	40,541
2,234	Gerber Scientific, Inc.*	12,354
8,607	Harmonic, Inc.*	50,007
3,360	Heartland Payment Systems, Inc.	47,544
1,920	Hittite Microwave Corp.*	81,696
2,075	Hutchinson Technology, Inc.*	5,955
3,183	Infospace, Inc.*	22,313
4,105	Insight Enterprises, Inc.*	53,940
1,555	Integral Systems, Inc.*	10,512
1,146	Interactive Intelligence, Inc.*	17,087
4,389	Intermec, Inc.*	46,128
1,978	Intevac, Inc.*	18,633
4,012	j2 Global Communications, Inc.*	86,539
3,257	JDA Software Group, Inc.*	74,813
1,204	Keithley Instruments, Inc.	11,137
2,669	Knot, Inc. (The)*	18,843
5,915	Kopin Corp.*	16,651
6,227	Kulicke & Soffa Industries, Inc.*	35,743
1,946	Littelfuse, Inc.*	72,469
1,628	LoJack Corp.*	5,405
2,016	Manhattan Associates, Inc.*	52,507
1,551	MAXIMUS, Inc.	83,304
2,103	Mercury Computer Systems, Inc.*	23,280
3,306	Methode Electronics, Inc.	29,523
3,828	Micrel, Inc.	33,859
7,372	Microsemi Corp.*	103,208
806	MicroStrategy, Inc., Class A*	62,812
4,449	MKS Instruments, Inc.*	76,790
1,452	MTS Systems Corp.	38,696
617	NCI, Inc., Class A*	11,815
3,126	Netgear, Inc.*	66,021

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,120	Netscout Systems, Inc.*	$49,390
2,668	Network Equipment Technologies, Inc.*	7,230
3,257	Newport Corp.*	30,844
2,776	Novatel Wireless, Inc.*	16,129
1,620	OSI Systems, Inc.*	47,920
1,826	Park Electrochemical Corp.	43,641
1,694	PC-Tel, Inc.*	9,723
2,724	Perficient, Inc.*	23,644
2,251	Pericom Semiconductor Corp.*	19,021
3,114	Phoenix Technologies Ltd.*	12,612
3,584	Plexus Corp.*	82,504
3,745	Progress Software Corp.*	100,029
2,504	Radiant Systems, Inc.*	44,847
2,137	Radisys Corp.*	19,361
1,401	Rogers Corp.*	37,547
2,770	Rudolph Technologies, Inc.*	21,897
2,384	Scansource, Inc.*	59,505
2,394	Sigma Designs, Inc.*	22,743
2,709	Smith Micro Software, Inc.*	20,724
2,721	Sonic Solutions, Inc.*	21,904
1,535	Sourcefire, Inc.*	38,943
939	Stamps.com, Inc.*	10,742
1,991	Standard Microsystems Corp.*	36,077
1,059	StarTek, Inc.*	4,691
1,821	Stratasys, Inc.*	41,355
1,149	Supertex, Inc.*	25,289
3,896	Symmetricom, Inc.*	19,792
3,008	Synaptics, Inc.*	79,471
1,879	SYNNEX Corp.*	43,330
7,509	Take-Two Interactive Software, Inc.*	62,475
3,444	Taleo Corp., Class A*	88,270
3,663	Technitrol, Inc.	13,590
6,067	Tekelec*	66,494
2,840	TeleTech Holdings, Inc.*	36,011
4,459	Tessera Technologies, Inc.*	67,777
6,016	THQ, Inc.*	21,357
1,124	Tollgrade Communications, Inc.*	8,138
13,783	TriQuint Semiconductor, Inc.*	95,792
3,838	TTM Technologies, Inc.*	31,702
2,456	Tyler Technologies, Inc.*	42,513
2,126	Ultratech, Inc.*	35,313
7,738	United Online, Inc.	38,148
6,624	Varian Semiconductor Equipment Associates, Inc.*	164,408
3,600	Veeco Instruments, Inc.*	119,628
3,542	Viasat, Inc.*	123,793
2,386	Volterra Semiconductor Corp.*	47,839
3,837	Websense, Inc.*	74,630
3,445	Wright Express Corp.*	110,619
		5,889,624
	Materials - 3.6%

2,796	A. Schulman, Inc.	50,803
1,487	A.M. Castle & Co.*	20,729
2,227	AMCOL International Corp.	58,169
1,845	American Vanguard Corp.	12,195
2,230	Arch Chemicals, Inc.	68,506
2,504	Balchem Corp.	61,223
1,801	Brush Engineered Materials, Inc.*	43,314
3,485	Buckeye Technologies, Inc.	41,402
4,947	Calgon Carbon Corp.*	61,738
5,102	Century Aluminum Co.*	51,020
1,019	Clearwater Paper Corp.*	69,251
955	Deltic Timber Corp.	38,993
3,897	Eagle Materials, Inc.	89,436
4,345	H.B. Fuller Co.	82,511
5,368	Headwaters, Inc.*	16,480
1,546	LSB Industries, Inc.*	25,633
2,508	Myers Industries, Inc.	15,976
1,306	Neenah Paper, Inc.	19,224
802	Olympic Steel, Inc.	17,676
2,741	OM Group, Inc.*	70,170
1,009	Penford Corp.*	4,904
8,237	PolyOne Corp.*	80,311
990	Quaker Chemical Corp.	29,314
2,671	RTI International Metals, Inc.*	73,720
1,631	Schweitzer-Mauduit International, Inc.	87,813
684	Stepan Co.	37,928
2,466	Texas Industries, Inc.	74,572
4,353	Wausau Paper Corp.*	27,554
1,926	Zep, Inc.	33,339
		1,363,904
	Telecommunication Services - 0.5%

2,413	Cbeyond, Inc.*	28,835
3,963	General Communication, Inc., Class A*	35,707
2,934	Neutral Tandem, Inc.*	33,154
2,659	NTELOS Holdings Corp.	43,022
1,966	USA Mobility, Inc.	28,232
		168,950
	Utilities - 3.8%

2,676	Allete, Inc.	95,185
1,649	American States Water Co.	54,961
4,876	Avista Corp.	101,762
1,064	Central Vermont Public Service Corp.	21,099
1,404	CH Energy Group, Inc.	59,165
3,886	El Paso Electric Co.*	89,184
1,979	Laclede Group, Inc. (The)	65,901
3,667	New Jersey Resources Corp.	136,449
2,359	Northwest Natural Gas Co.	107,193
3,213	NorthWestern Corp.	90,350
6,371	Piedmont Natural Gas Co., Inc.	173,801
2,653	South Jersey Industries, Inc.	124,664
4,029	Southwest Gas Corp.	126,712
2,663	UIL Holdings Corp.	70,543
3,204	Unisource Energy Corp.	104,226
		1,421,195
	Total Common Stocks (Cost $36,143,260)	33,610,445

Principal Amount
	U.S. Government & Agency Securities (a) - 1.4%
	Federal Home Loan Bank
$101,611	0.11%, due 09/01/10	101,611
76,449	0.10%, due 09/02/10	76,449
318,797	0.11%, due 09/02/10	318,797
47,918	0.15%, due 09/03/10	47,918
956	0.16%, due 09/03/10	956
	Total U.S. Government & Agency Securities (Cost $545,731)	545,731

	Repurchase Agreements (a) - 12.5%
382,683	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $382,686(b)	382,683
956,405	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $956,442(c)	956,405

See accompanying notes to schedules of portfolio investments.

Principal
Amount		Value
	Repurchase Agreements (a) (continued)
$464,699	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $464,702(d)	$464,699
159,401	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $159,402(e)	159,401
637,604	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $637,630(f)	637,604
142,506	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $142,507(g)	142,506
759,394	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $759,399(h)	759,394
909,914	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $909,920(i)	909,914
301,404	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $301,406(j)	301,404
	Total Repurchase Agreements (Cost $4,714,010)	4,714,010
	Total Investment Securities (Cost $41,403,001) — 102.9%	38,870,186
	Liabilities in excess of other assets — (2.9%)	(1,082,280)
	Net Assets — 100.0%	$37,787,906

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $14,058,210.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $390,337. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $975,537. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $473,994. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $162,590. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $650,356. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $145,357. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $774,582. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $928,115. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $307,433. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,012,621
Aggregate gross unrealized depreciation	(9,348,328)
Net unrealized depreciation	$(5,335,707)
Federal income tax cost of investments	$44,205,893

Futures Contracts Purchased

Ultra SmallCap600 had the following open long futures contracts as of August 31, 2010:

	Number of	Expiration	Notional Amount	Unrealized
	Contracts	Date	at Value	Depreciation

E-Mini S&P SmallCap 600 Futures Contracts	19	09/17/10	$611,420	$(12,378)

Cash collateral in the amount of $85,446 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of August 31, 2010:

	Notional Amount	Unrealized
	at Value	Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$20,783,390	$(541,905)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	2,555,591	(211,286)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	4,275,813	(690,234)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	1,776,435	(43,891)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	9,527,336	(820,892)

Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600™ Index	2,435,937	(189,622)

		$(2,497,830)

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 72.2%
	Consumer Discretionary - 9.7%

3,959	1-800-Flowers.com, Inc., Class A*	$6,295
6,996	99 Cents Only Stores*	122,430
2,738	A.H. Belo Corp., Class A*	18,290
3,890	AFC Enterprises, Inc.*	41,818
2,903	Ambassadors Group, Inc.	31,860
5,024	American Apparel, Inc.*	3,919
9,134	American Axle & Manufacturing Holdings, Inc.*	76,452
6,017	American Greetings Corp., Class A	116,128
2,798	American Public Education, Inc.*	69,530
1,519	America’s Car-Mart, Inc.*	37,975
3,289	Amerigon, Inc.*	34,008
4,026	Ameristar Casinos, Inc.	66,067
8,949	AnnTaylor Stores Corp.*	137,188
4,052	Arbitron, Inc.	103,083
1,845	Arctic Cat, Inc.*	12,897
4,419	Asbury Automotive Group, Inc.*	52,719
2,176	Ascent Media Corp., Class A*	58,110
2,637	Audiovox Corp., Class A*	16,692
2,159	Ballantyne Strong, Inc.*	16,948
5,870	Barnes & Noble, Inc.	88,872
667	Beasley Broadcasting Group, Inc., Class A*	2,375
11,369	Beazer Homes USA, Inc.*	39,337
4,980	bebe stores, inc.	28,336
13,883	Belo Corp., Class A*	72,608
3,315	Big 5 Sporting Goods Corp.	39,332
218	Biglari Holdings, Inc.*	63,307
3,421	BJ’s Restaurants, Inc.*	81,899
1,921	Blue Nile, Inc.*	78,876
2,187	Bluegreen Corp.*	5,599
874	Blyth, Inc.	33,317
4,639	Bob Evans Farms, Inc.	118,526
1,789	Bon-Ton Stores, Inc. (The)*	11,360
1,072	Books-A-Million, Inc.	5,800
7,573	Borders Group, Inc.*	8,179
8,209	Boyd Gaming Corp.*	56,970
2,966	Bridgepoint Education, Inc.*	38,321
1,449	Brookfield Homes Corp.*	9,274
6,610	Brown Shoe Co., Inc.	69,537
13,476	Brunswick Corp.	171,280
3,976	Buckle, Inc. (The)	95,225
2,764	Buffalo Wild Wings, Inc.*	115,590
2,625	Build-A-Bear Workshop, Inc.*	13,125
6,120	Cabela’s, Inc.*	95,350
2,938	California Pizza Kitchen, Inc.*	45,128
9,802	Callaway Golf Co.	61,263
2,524	Cambium Learning Group, Inc.*	7,168
2,553	Capella Education Co.*	159,767
1,106	Caribou Coffee Co., Inc.*	10,363
1,540	Carmike Cinemas, Inc.*	9,317
1,889	Carrols Restaurant Group, Inc.*	8,274
9,043	Carter’s, Inc.*	202,021
6,345	Casual Male Retail Group, Inc.*	20,367
4,238	Cato Corp. (The), Class A	97,262
996	Cavco Industries, Inc.*	33,376
3,345	CEC Entertainment, Inc.*	104,933
17,637	Charming Shoppes, Inc.*	59,437
9,195	Cheesecake Factory, Inc. (The)*	205,876
1,174	Cherokee, Inc.	20,439
4,223	Children’s Place Retail Stores, Inc. (The)*	184,376
5,450	Christopher & Banks Corp.	35,098
1,731	Churchill Downs, Inc.	59,494
8,664	Cinemark Holdings, Inc.	126,581
2,258	Citi Trends, Inc.*	51,031
8,457	CKX, Inc.*	39,663
4,828	Coinstar, Inc.*	210,018
9,195	Coldwater Creek, Inc.*	39,630
9,861	Collective Brands, Inc.*	127,503
1,738	Columbia Sportswear Co.	81,008
1,595	Conn’s, Inc.*	6,938
9,321	Cooper Tire & Rubber Co.	150,907
1,629	Core-Mark Holding Co., Inc.*	42,175
13,415	Corinthian Colleges, Inc.*	65,465
797	CPI Corp.	17,383
3,627	Cracker Barrel Old Country Store, Inc.	161,800
13,060	CROCS, Inc.*	163,250
3,817	Crown Media Holdings, Inc., Class A*	8,168
1,133	CSS Industries, Inc.	17,494
1,347	Culp, Inc.*	12,487
3,319	Cumulus Media, Inc., Class A*	7,003
21,307	Dana Holding Corp.*	218,610
5,890	Deckers Outdoor Corp.*	256,038
910	Delta Apparel, Inc.*	11,839
15,104	Denny’s Corp.*	36,023
759	Destination Maternity Corp.*	20,189
7,613	Dex One Corp.*	64,863
6,600	Dillard’s, Inc., Class A	144,342
2,728	DineEquity, Inc.*	87,078
5,630	Domino’s Pizza, Inc.*	72,177
1,724	Dorman Products, Inc.*	40,428
9,038	Dress Barn, Inc. (The)*	188,442
2,898	Drew Industries, Inc.*	55,439
14,124	Drugstore.com, Inc.*	22,175
2,152	DSW, Inc., Class A*	51,110
4,818	E.W. Scripps Co. (The), Class A*	32,714
40,897	Eastman Kodak Co.*	142,731
850	Einstein Noah Restaurant Group, Inc.*	8,347
3,860	Empire Resorts, Inc.*	3,127
3,580	Entercom Communications Corp., Class A*	19,690
7,395	Entravision Communications Corp., Class A*	11,536
3,754	Ethan Allen Interiors, Inc.	50,641
11,506	Exide Technologies*	48,210
2,432	Express, Inc.*	33,100
7,737	Finish Line (The), Class A	102,128
992	Fisher Communications, Inc.*	16,547
5,983	Fred’s, Inc., Class A	65,933
2,172	Fuel Systems Solutions, Inc.*	70,438
6,593	Furniture Brands International, Inc.*	30,657
2,346	G-III Apparel Group Ltd.*	56,586
2,419	Gaiam, Inc., Class A	12,990
5,277	Gaylord Entertainment Co.*	138,046
3,661	Genesco, Inc.*	92,404
3,527	Global Sources Ltd.*	24,654
4,717	Grand Canyon Education, Inc.*	80,614
7,375	Gray Television, Inc.*	13,644
3,735	Group 1 Automotive, Inc.*	94,271
4,509	Gymboree Corp.*	169,674
5,897	Harte-Hanks, Inc.	60,326
2,771	Haverty Furniture Cos., Inc.	26,629
752	Hawk Corp., Class A*	27,553
4,666	Helen of Troy Ltd.*	103,842
2,003	hhgregg, Inc.*	37,857
4,385	Hibbett Sports, Inc.*	101,644

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,640	Hooker Furniture Corp.	$15,334
6,775	HOT Topic, Inc.	35,162
7,929	Hovnanian Enterprises, Inc., Class A*	27,117
5,911	HSN, Inc.*	155,400
10,988	Iconix Brand Group, Inc.*	167,402
6,060	Interval Leisure Group, Inc.*	75,811
3,201	iRobot Corp.*	53,041
2,390	Isle of Capri Casinos, Inc.*	16,921
8,378	Jack in the Box, Inc.*	169,068
4,247	Jakks Pacific, Inc.*	63,280
9,047	Jamba, Inc.*	16,104
4,166	Jo-Ann Stores, Inc.*	169,390
6,462	Joe’s Jeans, Inc.*	11,761
664	Johnson Outdoors, Inc., Class A*	6,607
13,263	Jones Apparel Group, Inc.	203,985
4,192	JoS. A. Bank Clothiers, Inc.*	153,134
6,388	Journal Communications, Inc., Class A*	25,296
3,823	K12, Inc.*	88,464
1,160	Kenneth Cole Productions, Inc., Class A*	14,013
1,912	Kid Brands, Inc.*	15,621
2,546	Kirkland’s, Inc.*	29,050
4,644	Knology, Inc.*	54,474
8,889	Krispy Kreme Doughnuts, Inc.*	35,200
3,987	K-Swiss, Inc., Class A*	45,332
715	Lacrosse Footwear, Inc.	8,909
1,115	Landry’s Restaurants, Inc.*	27,150
7,846	La-Z-Boy, Inc.*	52,568
5,145	Leapfrog Enterprises, Inc.*	24,182
936	Learning Tree International, Inc.	8,274
6,830	Lee Enterprises, Inc.*	15,163
2,460	Libbey, Inc.*	27,601
6,356	Life Time Fitness, Inc.*	215,913
1,408	Lifetime Brands, Inc.*	19,205
4,373	LIN TV Corp., Class A*	17,448
2,501	Lincoln Educational Services Corp.*	27,311
10,342	Lions Gate Entertainment Corp.*	73,842
3,298	Lithia Motors, Inc., Class A	25,197
21,417	Live Nation Entertainment, Inc.*	185,043
14,385	Liz Claiborne, Inc.*	60,417
3,813	LodgeNet Interactive Corp.*	9,723
3,384	Lumber Liquidators Holdings, Inc.*	67,782
2,820	M/I Homes, Inc.*	26,593
1,778	Mac-Gray Corp.	19,202
3,488	Maidenform Brands, Inc.*	93,025
3,100	Marcus Corp.	34,100
1,513	Marine Products Corp.*	7,837
3,358	MarineMax, Inc.*	22,028
4,042	Martha Stewart Living Omnimedia, Class A*	17,542
4,598	Matthews International Corp., Class A	144,791
9,075	McClatchy Co. (The), Class A*	24,321
2,260	McCormick & Schmick’s Seafood Restaurants, Inc.*	14,012
3,355	Media General, Inc., Class A*	25,800
6,087	Mediacom Communications Corp., Class A*	35,183
8,011	Men’s Wearhouse, Inc. (The)	154,452
4,884	Meritage Homes Corp.*	87,228
2,169	Midas, Inc.*	15,053
7,042	Modine Manufacturing Co.*	69,997
1,345	Monarch Casino & Resort, Inc.*	12,804
3,021	Monro Muffler Brake, Inc.	126,519
3,292	Morgans Hotel Group Co.*	20,542
2,367	Movado Group, Inc.*	24,001
4,175	Multimedia Games, Inc.*	14,571
1,187	National American University Holdings, Inc.	5,804
6,566	National CineMedia, Inc.	104,334
730	National Presto Industries, Inc.	73,015
3,827	New York & Co., Inc.*	7,118
1,627	Nexstar Broadcasting Group, Inc., Class A*	6,101
4,094	NutriSystem, Inc.	71,891
2,726	O’Charleys, Inc.*	15,020
12,911	OfficeMax, Inc.*	125,753
3,002	Orbitz Worldwide, Inc.*	15,130
13,821	Orient-Express Hotels Ltd., Class A*	119,413
1,789	Outdoor Channel Holdings, Inc.*	9,500
2,237	Overstock.com, Inc.*	31,430
2,103	Oxford Industries, Inc.	41,471
3,525	P.F. Chang’s China Bistro, Inc.	150,905
10,112	Pacific Sunwear of California*	38,122
3,179	Papa John’s International, Inc.*	75,692
1,785	Peet’s Coffee & Tea, Inc.*	61,190
6,732	Penske Automotive Group, Inc.*	80,851
7,984	PEP Boys-Manny Moe & Jack	72,016
1,531	Perry Ellis International, Inc.*	28,109
3,500	PetMed Express, Inc.	54,075
15,914	Pier 1 Imports, Inc.*	97,075
9,215	Pinnacle Entertainment, Inc.*	90,307
3,271	Playboy Enterprises, Inc., Class B*	16,649
4,739	Polaris Industries, Inc.	252,731
7,541	Pool Corp.	139,131
1,143	Pre-Paid Legal Services, Inc.*	62,465
2,544	PRIMEDIA, Inc.	8,014
2,838	Princeton Review, Inc.*	5,307
19,726	Quiksilver, Inc.*	70,816
1,285	R.G. Barry Corp.	13,891
4,770	Radio One, Inc., Class D*	3,148
3,274	RC2 Corp.*	60,274
731	ReachLocal, Inc.*	9,510
1,838	Red Lion Hotels Corp.*	11,488
2,375	Red Robin Gourmet Burgers, Inc.*	44,009
8,743	Regis Corp.	146,620
10,017	Rent-A-Center, Inc.	201,141
1,424	Rentrak Corp.*	31,385
3,515	Retail Ventures, Inc.*	29,667
9,817	Ruby Tuesday, Inc.*	90,415
2,235	Rue21, Inc.*	47,136
4,561	Ruth’s Hospitality Group, Inc.*	14,914
6,706	Ryland Group, Inc.	108,034
20,603	Saks, Inc.*	162,558
14,349	Sally Beauty Holdings, Inc.*	123,832
4,644	Scholastic Corp.	108,809
9,899	Scientific Games Corp., Class A*	101,069
7,309	Sealy Corp.*	17,322
8,315	Select Comfort Corp.*	44,901
793	Shiloh Industries, Inc.*	6,701
1,392	Shoe Carnival, Inc.*	23,010
8,156	Shuffle Master, Inc.*	64,840
4,088	Shutterfly, Inc.*	90,876
6,882	Sinclair Broadcast Group, Inc., Class A*	41,154
5,267	Skechers U.S.A., Inc., Class A*	134,151
1,043	Skyline Corp.	19,097
9,095	Smith & Wesson Holding Corp.*	34,106
6,069	Sonic Automotive, Inc., Class A*	53,468

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9,311	Sonic Corp.*	$71,415
10,203	Sotheby’s	271,502
5,006	Spartan Motors, Inc.	19,473
1,889	Speedway Motorsports, Inc.	25,161
5,891	Stage Stores, Inc.	65,744
2,985	Standard Motor Products, Inc.	25,671
16,273	Standard Pacific Corp.*	56,793
4,109	Stein Mart, Inc.*	29,688
2,258	Steiner Leisure Ltd.*	80,407
865	Steinway Musical Instruments, Inc.*	13,382
3,732	Steven Madden Ltd.*	128,493
12,389	Stewart Enterprises, Inc., Class A	58,972
2,328	Stoneridge, Inc.*	20,091
2,909	Sturm Ruger & Co., Inc.	37,439
1,640	Summer Infant, Inc.*	12,612
3,519	Superior Industries International, Inc.	51,307
1,950	SuperMedia, Inc.*	17,628
1,641	Systemax, Inc.	19,315
10,687	Talbots, Inc.*	106,656
9,093	Tenneco, Inc.*	224,779
8,740	Texas Roadhouse, Inc.*	115,892
6,298	Timberland Co. (The), Class A*	101,209
3,868	True Religion Apparel, Inc.*	67,999
4,490	Tuesday Morning Corp.*	16,658
1,995	U.S. Auto Parts Network, Inc.*	16,399
4,779	Ulta Salon Cosmetics & Fragrance, Inc.*	108,244
5,355	Under Armour, Inc., Class A*	192,084
6,247	Unifi, Inc.*	26,050
2,079	Universal Electronics, Inc.*	39,771
3,205	Universal Technical Institute, Inc.	49,517
5,518	Vail Resorts, Inc.*	182,260
7,585	Valassis Communications, Inc.*	222,316
205	Value Line, Inc.	2,710
2,186	Vitacost.com, Inc.*	12,242
2,428	Vitamin Shoppe, Inc.*	59,267
2,938	Volcom, Inc.*	45,803
6,760	Warnaco Group, Inc. (The)*	283,109
6,807	Warner Music Group Corp.*	28,453
2,211	West Marine, Inc.*	18,617
801	Westwood One, Inc.*	6,280
15,477	Wet Seal, Inc. (The), Class A*	46,741
1,081	Weyco Group, Inc.	25,328
365	Winmark Corp.	11,399
4,428	Winnebago Industries, Inc.*	37,992
7,549	Wolverine World Wide, Inc.	190,763
3,670	World Wrestling Entertainment, Inc., Class A	51,453
3,127	Zumiez, Inc.*	46,499
		18,573,393
	Consumer Staples - 2.3%

543	Alico, Inc.	11,186
13,561	Alliance One International, Inc.*	47,463
2,801	Andersons, Inc. (The)	100,360
182	Arden Group, Inc., Class A	15,921
7,249	B&G Foods, Inc.	77,419
1,315	Boston Beer Co., Inc., Class A*	86,409
271	Bridgford Foods Corp.	3,187
1,671	Calavo Growers, Inc.	32,802
2,143	Cal-Maine Foods, Inc.	63,604
7,750	Casey’s General Stores, Inc.	291,555
1,263	Cellu Tissue Holdings, Inc.*	9,624
8,619	Central Garden and Pet Co., Class A*	80,501
6,832	Chiquita Brands International, Inc.*	85,810
640	Coca-Cola Bottling Co. Consolidated	31,827
12,550	Darling International, Inc.*	94,376
3,320	Diamond Foods, Inc.	140,204
5,466	Dole Food Co., Inc.*	47,226
3,697	Elizabeth Arden, Inc.*	60,520
1,028	Farmer Bros Co.	14,608
2,715	Female Health Co. (The)	12,923
6,039	Fresh Del Monte Produce, Inc.*	132,677
4,856	Great Atlantic & Pacific Tea Co.*	14,762
363	Griffin Land & Nurseries, Inc.	9,140
6,233	Hain Celestial Group, Inc. (The)*	139,245
1,380	Harbinger Group, Inc.*	8,045
13,508	Heckmann Corp.*	54,032
1,851	Imperial Sugar Co.	23,415
1,910	Ingles Markets, Inc., Class A	28,230
2,176	Inter Parfums, Inc.	35,730
2,161	J&J Snack Foods Corp.	81,578
1,202	John B. Sanfilippo & Son, Inc.*	15,386
2,945	Lancaster Colony Corp.	134,204
3,936	Lance, Inc.	84,663
738	Lifeway Foods, Inc.*	7,395
1,235	Limoneira Co.	20,279
2,055	Medifast, Inc.*	54,910
1,670	MGP Ingredients, Inc.*	11,005
1,913	Nash Finch Co.	75,124
1,693	National Beverage Corp.	24,278
1,157	Nature’s Sunshine Products, Inc.*	10,170
7,495	Nu Skin Enterprises, Inc., Class A	191,647
1,411	Nutraceutical International Corp.*	19,147
783	Oil-Dri Corp. of America	16,075
3,456	Pantry, Inc. (The)*	65,042
7,404	Pilgrim’s Pride Corp.*	46,349
6,367	Prestige Brands Holdings, Inc.*	47,116
2,405	Pricesmart, Inc.	62,073
1,627	Revlon, Inc., Class A*	17,653
84,854	Rite Aid Corp.*	73,959
6,676	Ruddick Corp.	216,102
3,459	Sanderson Farms, Inc.	148,772
1,754	Schiff Nutrition International, Inc.	15,102
1,277	Seneca Foods Corp., Class A*	31,874
9,534	Smart Balance, Inc.*	34,704
3,428	Spartan Stores, Inc.	44,804
2,769	Spectrum Brands Holdings, Inc.*	70,637
14,680	Star Scientific, Inc.*	21,873
1,134	Susser Holdings Corp.*	13,166
2,905	Synutra International, Inc.*	29,515
3,658	Tootsie Roll Industries, Inc.	86,365
5,293	TreeHouse Foods, Inc.*	219,659
6,574	United Natural Foods, Inc.*	228,381
3,678	Universal Corp.	131,157
918	USANA Health Sciences, Inc.*	39,015
6,575	Vector Group Ltd.	125,254
938	Village Super Market, Inc., Class A	24,322
2,525	WD-40 Co.	88,804
1,675	Weis Markets, Inc.	58,893
8,385	Winn-Dixie Stores, Inc.*	55,006
		4,494,259
	Energy - 3.9%

10,237	Abraxas Petroleum Corp.*	24,671
5,457	Allis-Chalmers Energy, Inc.*	21,119
1,163	Alon USA Energy, Inc.	6,303
7,647	American Oil & Gas, Inc.*	52,382

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,389	Apco Oil and Gas International, Inc.	$36,114
1,976	Approach Resources, Inc.*	17,191
6,770	ATP Oil & Gas Corp.*	77,246
3,531	Basic Energy Services, Inc.*	25,353
7,783	Berry Petroleum Co., Class A	211,308
6,992	Bill Barrett Corp.*	227,660
12,459	Boots & Coots, Inc.*	37,128
14,821	BPZ Resources, Inc.*	58,543
17,717	Brigham Exploration Co.*	271,424
5,471	Bristow Group, Inc.*	180,543
14,339	Cal Dive International, Inc.*	65,529
4,378	Callon Petroleum Co.*	16,199
7,255	CAMAC Energy, Inc.*	16,832
2,904	CARBO Ceramics, Inc.	219,920
4,736	Carrizo Oil & Gas, Inc.*	99,267
8,717	Cheniere Energy, Inc.*	21,095
895	Clayton Williams Energy, Inc.*	40,973
6,096	Clean Energy Fuels Corp.*	88,087
4,796	Cloud Peak Energy, Inc.*	75,873
11,834	Complete Production Services, Inc.*	208,752
1,799	Contango Oil & Gas Co.*	78,886
6,125	Crosstex Energy, Inc.*	45,509
4,612	CVR Energy, Inc.*	32,837
1,190	Dawson Geophysical Co.*	28,750
2,068	Delek U.S. Holdings, Inc.	13,876
28,152	Delta Petroleum Corp.*	19,425
7,409	DHT Holdings, Inc.	28,673
5,169	Dril-Quip, Inc.*	273,285
21,466	Endeavour International Corp.*	25,330
4,403	Energy Partners Ltd.*	48,125
7,707	Energy XXI Bermuda Ltd.*	154,063
2,248	Evolution Petroleum Corp.*	10,768
6,585	FX Energy, Inc.*	21,138
6,636	Gastar Exploration Ltd.*	19,908
11,977	General Maritime Corp.	53,537
1,977	GeoResources, Inc.*	29,872
1,141	Global Geophysical Services, Inc.*	6,743
15,426	Global Industries Ltd.*	70,420
4,687	GMX Resources, Inc.*	19,920
5,534	Golar LNG Ltd.	57,443
3,722	Goodrich Petroleum Corp.*	49,428
2,439	Green Plains Renewable Energy, Inc.*	22,683
2,179	Gulf Island Fabrication, Inc.	32,424
3,543	GulfMark Offshore, Inc., Class A*	95,519
4,117	Gulfport Energy Corp.*	46,810
579	Hallador Energy Co.	6,352
5,063	Harvest Natural Resources, Inc.*	35,492
15,916	Helix Energy Solutions Group, Inc.*	144,836
17,468	Hercules Offshore, Inc.*	37,381
3,538	Hornbeck Offshore Services, Inc.*	55,900
2,744	Houston American Energy Corp.	24,696
19,974	International Coal Group, Inc.*	91,281
19,332	ION Geophysical Corp.*	66,115
174	Isramco, Inc.*	8,857
4,230	James River Coal Co.*	66,919
19,093	Key Energy Services, Inc.*	152,935
2,603	Knightsbridge Tankers Ltd.	45,552
22,531	Kodiak Oil & Gas Corp.*	55,426
2,675	L&L Energy, Inc.*	22,497
4,556	Lufkin Industries, Inc.	176,135
8,014	Magnum Hunter Resources Corp.*	30,934
4,006	Matrix Service Co.*	34,091
12,655	McMoRan Exploration Co.*	179,574
2,747	Miller Petroleum, Inc.*	11,482
1,842	Natural Gas Services Group, Inc.*	26,156
13,546	Newpark Resources, Inc.*	118,257
7,139	Nordic American Tanker Shipping	188,969
6,719	Northern Oil and Gas, Inc.*	94,335
3,893	Overseas Shipholding Group, Inc.	125,355
622	OYO Geospace Corp.*	30,633
1,092	Panhandle Oil and Gas, Inc., Class A	24,319
17,658	Parker Drilling Co.*	64,099
11,895	Patriot Coal Corp.*	122,281
6,919	Penn Virginia Corp.	96,451
2,931	Petroleum Development Corp.*	78,844
8,403	Petroquest Energy, Inc.*	50,250
2,016	PHI, Inc. (Non-Voting)*	29,232
8,236	Pioneer Drilling Co.*	44,804
8,444	RAM Energy Resources, Inc.*	13,933
32,825	Rentech, Inc.*	22,977
5,781	Resolute Energy Corp.*	61,741
1,104	REX American Resources Corp.*	14,418
4,909	Rex Energy Corp.*	55,521
8,023	Rosetta Resources, Inc.*	158,053
4,393	RPC, Inc.	71,650
1,972	Scorpio Tankers, Inc.*	21,337
1,631	Seahawk Drilling, Inc.*	11,743
6,805	Ship Finance International Ltd.	119,156
6,565	Stone Energy Corp.*	74,250
3,459	Superior Well Services, Inc.*	76,548
5,757	Swift Energy Co.*	155,151
10,549	Syntroleum Corp.*	15,929
1,989	T-3 Energy Services, Inc.*	43,917
4,115	Teekay Tankers Ltd., Class A	47,528
4,595	Tesco Corp.*	45,582
11,520	Tetra Technologies, Inc.*	96,653
22,413	TransAtlantic Petroleum Ltd.*	60,515
2,255	Union Drilling, Inc.*	10,531
9,221	Uranium Energy Corp.*	23,421
17,359	USEC, Inc.*	81,587
7,696	Vaalco Energy, Inc.*	43,790
23,146	Vantage Drilling Co.*	31,247
3,000	Venoco, Inc.*	53,100
5,321	W&T Offshore, Inc.	48,102
10,779	Warren Resources, Inc.*	33,199
7,807	Western Refining, Inc.*	34,038
7,285	Willbros Group, Inc.*	57,042
9,042	World Fuel Services Corp.	230,933
		7,538,916
	Financials - 15.8%

2,325	1st Source Corp.	37,712
3,335	1st United Bancorp, Inc./FL*	19,710
3,174	Abington Bancorp, Inc.	31,867
6,107	Acadia Realty Trust (REIT)	109,560
8,369	Advance America Cash Advance Centers, Inc.	28,036
1,326	Agree Realty Corp. (REIT)	31,493
313	Alexander’s, Inc. (REIT)	95,324
710	Alliance Financial Corp./NY	20,185
14,663	Alterra Capital Holdings Ltd.	271,852
43,897	Ambac Financial Group, Inc.*	23,968
9,936	American Campus Communities, Inc. (REIT)	295,993
4,987	American Capital Agency Corp. (REIT)	135,846
51,699	American Capital Ltd.*	262,114
8,903	American Equity Investment Life Holding Co.	84,489

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
932	American National Bankshares, Inc.	$18,444
1,196	American Physicians Capital, Inc.	49,443
941	American Physicians Service Group, Inc.	24,748
1,575	American Safety Insurance Holdings Ltd.*	24,617
3,596	Ameris Bancorp*	28,193
2,868	Amerisafe, Inc.*	50,391
1,241	Ames National Corp.	21,209
3,397	Amtrust Financial Services, Inc.	46,369
18,084	Anworth Mortgage Asset Corp. (REIT)	123,152
1,624	Apollo Commercial Real Estate Finance, Inc. (REIT)	27,657
29,507	Apollo Investment Corp.	282,382
4,726	Argo Group International Holdings Ltd.	144,001
1,026	Arlington Asset Investment Corp., Class A	20,356
1,437	Arrow Financial Corp.	32,764
4,226	Artio Global Investors, Inc.	58,530
6,178	Ashford Hospitality Trust, Inc. (REIT)*	49,609
2,287	Asset Acceptance Capital Corp.*	8,759
4,803	Associated Estates Realty Corp. (REIT)	65,129
1,609	Asta Funding, Inc.	13,113
13,143	Astoria Financial Corp.	158,505
1,352	Avatar Holdings, Inc.*	23,552
1,251	Baldwin & Lyons, Inc., Class B	27,760
1,068	Bancfirst Corp.	39,730
4,194	Banco Latinoamericano de Comercio Exterior S.A., Class E	53,222
562	Bancorp Rhode Island, Inc.	15,972
3,431	Bancorp, Inc. (The)/DE*	22,027
6,923	Bank Mutual Corp.	35,238
800	Bank of Marin Bancorp	25,192
1,989	Bank of the Ozarks, Inc.	73,076
2,909	BankFinancial Corp.	26,181
5,283	Beneficial Mutual Bancorp, Inc.*	44,060
2,136	Berkshire Hills Bancorp, Inc.	37,775
8,680	BGC Partners, Inc., Class A	44,789
17,282	BioMed Realty Trust, Inc. (REIT)	295,349
9,950	BlackRock Kelso Capital Corp.	107,460
1,071	BofI Holding, Inc.*	12,145
11,390	Boston Private Financial Holdings, Inc.	71,415
958	Bridge Bancorp, Inc.	21,057
8,987	Brookline Bancorp, Inc.	84,118
1,472	Bryn Mawr Bank Corp.	24,023
2,931	Calamos Asset Management, Inc., Class A	27,727
286	California First National Bancorp	3,561
1,166	Camden National Corp.	35,551
1,808	Capital City Bank Group, Inc.	19,780
433	Capital Southwest Corp.	37,775
8,705	CapLease, Inc. (REIT)	44,744
10,673	Capstead Mortgage Corp. (REIT)	124,020
4,373	Cardinal Financial Corp.	40,144
4,102	Cardtronics, Inc.*	56,813
4,497	Cash America International, Inc.	137,743
11,951	Cathay General Bancorp	114,610
21,016	CBL & Associates Properties, Inc. (REIT)	256,395
8,309	Cedar Shopping Centers, Inc. (REIT)	45,866
5,405	Center Financial Corp.*	25,025
3,907	Centerstate Banks, Inc.	33,678
516	Century Bancorp, Inc./MA, Class A	10,836
1,307	Chatham Lodging Trust (REIT)*	21,265
3,717	Chemical Financial Corp.	71,812
1,155	Chesapeake Lodging Trust (REIT)*	18,919
1,845	Citizens & Northern Corp.	19,446
60,034	Citizens Republic Bancorp, Inc.*	46,827
5,544	Citizens, Inc./TX*	37,367
2,402	City Holding Co.	68,577
1,519	Clifton Savings Bancorp, Inc.	12,471
2,691	CNA Surety Corp.*	45,101
1,853	CNB Financial Corp./PA	23,737
33,804	CNO Financial Group, Inc.*	159,893
4,914	CoBiz Financial, Inc.	26,192
6,544	Cogdell Spencer, Inc. (REIT)	40,442
2,658	Cohen & Steers, Inc.	56,722
10,668	Colonial Properties Trust (REIT)	169,194
2,227	Colony Financial, Inc. (REIT)	39,462
5,979	Columbia Banking System, Inc.	106,486
5,042	Community Bank System, Inc.	113,848
2,081	Community Trust Bancorp, Inc.	54,814
5,036	Compass Diversified Holdings	71,410
1,749	CompuCredit Holdings Corp.	7,643
824	Consolidated-Tomoka Land Co.	22,297
13,627	Cousins Properties, Inc. (REIT)	89,529
5,512	Cowen Group, Inc., Class A*	18,906
3,634	Crawford & Co., Class B*	9,703
855	Credit Acceptance Corp.*	48,436
2,060	CreXus Investment Corp. (REIT)	24,576
13,673	CVB Financial Corp.	93,387
3,797	Cypress Sharpridge Investments, Inc. (REIT)	51,146
2,868	Danvers Bancorp, Inc.	43,221
32,143	DCT Industrial Trust, Inc. (REIT)	148,822
7,235	Delphi Financial Group, Inc., Class A	161,341
367	Diamond Hill Investment Group, Inc.	18,882
23,488	DiamondRock Hospitality Co. (REIT)*	205,755
4,064	Dime Community Bancshares	50,759
3,704	Dollar Financial Corp.*	71,635
1,700	Donegal Group, Inc., Class A	18,632
2,868	Doral Financial Corp.*	3,872
4,151	Duff & Phelps Corp., Class A	41,468
6,235	DuPont Fabros Technology, Inc. (REIT)	154,067
2,450	Dynex Capital, Inc. (REIT)	24,622
2,501	Eagle Bancorp, Inc.*	27,236
4,101	EastGroup Properties, Inc. (REIT)	144,560
8,666	Education Realty Trust, Inc. (REIT)	59,275
3,581	eHealth, Inc.*	36,276
730	EMC Insurance Group, Inc.	15,023
6,504	Employers Holdings, Inc.	95,349
1,222	Encore Bancshares, Inc.*	7,356
2,121	Encore Capital Group, Inc.*	42,017
1,059	Enstar Group Ltd.*	73,728
2,261	Enterprise Financial Services Corp.	18,314
7,076	Entertainment Properties Trust (REIT)	304,905
2,007	Epoch Holding Corp.	19,889

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,981	Equity Lifestyle Properties, Inc. (REIT)	$205,937
5,561	Equity One, Inc. (REIT)	88,920
1,351	ESB Financial Corp.	16,604
2,161	ESSA Bancorp, Inc.	24,160
2,382	Evercore Partners, Inc., Class A	58,335
2,283	Excel Trust, Inc. (REIT)*	25,318
13,274	Extra Space Storage, Inc. (REIT)	202,959
7,027	EZCORP, Inc., Class A*	126,345
2,043	FBL Financial Group, Inc., Class A	46,989
8,002	FBR Capital Markets Corp.*	27,367
1,469	Federal Agricultural Mortgage Corp., Class C	16,056
14,773	FelCor Lodging Trust, Inc. (REIT)*	58,797
8,293	Fifth Street Finance Corp.	81,769
1,964	Financial Engines, Inc.*	26,239
1,663	Financial Institutions, Inc.	23,881
15,816	First American Financial Corp.	234,551
1,330	First Bancorp, Inc./ME	17,556
14,087	First BanCorp./Puerto Rico*	5,129
2,278	First Bancorp/NC	27,655
7,960	First Busey Corp.	34,069
4,586	First Cash Financial Services, Inc.*	109,422
15,950	First Commonwealth Financial Corp.	78,953
2,401	First Community Bancshares, Inc./VA	30,997
8,806	First Financial Bancorp	140,456
3,173	First Financial Bankshares, Inc.	141,738
1,689	First Financial Corp./IN	48,542
2,516	First Financial Holdings, Inc.	22,745
9,630	First Industrial Realty Trust, Inc. (REIT)*	40,927
1,888	First Interstate BancSystem, Inc.	21,561
8,427	First Marblehead Corp. (The)*	17,275
3,885	First Merchants Corp.	30,031
2,180	First Mercury Financial Corp.	19,860
11,272	First Midwest Bancorp, Inc./IL	123,767
1,057	First of Long Island Corp. (The)	26,002
5,640	First Potomac Realty Trust (REIT)	83,641
1,258	First South Bancorp, Inc./NC	12,618
16,404	FirstMerit Corp.	283,789
7,140	Flagstar Bancorp, Inc.*	16,279
7,928	Flagstone Reinsurance Holdings S.A.	79,835
4,743	Flushing Financial Corp.	51,367
17,415	FNB Corp./PA	135,315
5,543	Forestar Group, Inc.*	82,480
822	Fox Chase Bancorp, Inc.*	7,809
1,487	FPIC Insurance Group, Inc.*	45,130
10,528	Franklin Street Properties Corp. (REIT)	123,493
1,055	GAMCO Investors, Inc., Class A	37,242
1,690	German American Bancorp, Inc.	26,432
1,015	Gerova Financial Group Ltd.*	5,481
3,186	Getty Realty Corp. (REIT)	79,108
10,104	GFI Group, Inc.	45,266
10,947	Glacier Bancorp, Inc.	151,506
3,203	Gladstone Capital Corp.	33,407
1,301	Gladstone Commercial Corp. (REIT)	21,948
3,361	Gladstone Investment Corp.	19,830
11,846	Gleacher & Co., Inc.*	19,901
12,945	Glimcher Realty Trust (REIT)	76,893
2,096	Global Indemnity plc*	34,626
1,127	Golub Capital BDC, Inc.*	16,206
4,194	Government Properties Income Trust (REIT)	107,660
1,541	Great Southern Bancorp, Inc.	30,943
1,799	Green Bankshares, Inc.*	12,143
4,307	Greenlight Capital Re Ltd., Class A*	99,578
1,767	Hallmark Financial Services*	14,737
4,440	Hancock Holding Co.	120,857
15,582	Hanmi Financial Corp.*	18,854
1,765	Harleysville Group, Inc.	56,268
4,698	Harris & Harris Group, Inc.*	17,758
5,552	Hatteras Financial Corp. (REIT)	160,897
9,482	Healthcare Realty Trust, Inc. (REIT)	221,974
1,990	Heartland Financial USA, Inc.	27,959
5,518	Hercules Technology Growth Capital, Inc.	50,517
1,496	Heritage Financial Corp./WA*	18,999
332	Heritage Financial Group	2,975
16,762	Hersha Hospitality Trust (REIT)	79,452
2,711	HFF, Inc., Class A*	21,607
10,898	Highwoods Properties, Inc. (REIT)	340,889
6,037	Hilltop Holdings, Inc.*	59,585
1,162	Home Bancorp, Inc.*	15,292
3,342	Home Bancshares, Inc./AR	71,987
2,540	Home Federal Bancorp, Inc./ID	31,598
5,707	Home Properties, Inc. (REIT)	288,204
5,971	Horace Mann Educators Corp.	97,924
1,813	Hudson Valley Holding Corp.	29,479
4,072	Iberiabank Corp.	198,510
3,224	Independent Bank Corp./MA	67,607
984	IndyMac Bancorp, Inc.*	27
2,013	Infinity Property & Casualty Corp.	93,303
11,320	Inland Real Estate Corp. (REIT)	87,277
1,937	International Assets Holding Corp.*	31,709
8,076	International Bancshares Corp.	125,986
3,948	Invesco Mortgage Capital, Inc. (REIT)	82,592
6,633	Investment Technology Group, Inc.*	88,153
7,310	Investors Bancorp, Inc.*	77,632
11,422	Investors Real Estate Trust (REIT)	93,660
14,215	iStar Financial, Inc. (REIT)*	49,610
2,270	JMP Group, Inc.	13,007
635	Kansas City Life Insurance Co.	19,342
1,555	Kayne Anderson Energy Development Co.	22,687
5,400	KBW, Inc.	118,638
2,304	Kearny Financial Corp.	20,045
3,161	Kennedy-Wilson Holdings, Inc.*	31,294
587	K-Fed Bancorp	4,584
8,268	Kilroy Realty Corp. (REIT)	257,217
8,255	Kite Realty Group Trust (REIT)	34,423
14,386	Knight Capital Group, Inc., Class A*	170,906
5,658	LaBranche & Co., Inc.*	22,010
13,882	Ladenburg Thalmann Financial Services, Inc.*	11,106
3,128	Lakeland Bancorp, Inc.	24,774
2,452	Lakeland Financial Corp.	45,460
10,626	LaSalle Hotel Properties (REIT)	223,890
14,720	Lexington Realty Trust (REIT)	98,182
1,113	Life Partners Holdings, Inc.	16,439
3,927	LTC Properties, Inc. (REIT)	96,918

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,554	Maiden Holdings Ltd.	$55,371
2,267	Main Street Capital Corp.	33,620
3,065	MainSource Financial Group, Inc.	18,605
4,207	MarketAxess Holdings, Inc.	64,325
1,304	Marlin Business Services Corp.*	12,714
8,060	MB Financial, Inc.	120,739
11,653	MCG Capital Corp.	61,528
8,252	Meadowbrook Insurance Group, Inc.	70,885
2,261	Medallion Financial Corp.	15,940
16,929	Medical Properties Trust, Inc. (REIT)	166,581
729	Merchants Bancshares, Inc.	17,051
1,384	Meridian Interstate Bancorp, Inc.*	14,684
2,056	Metro Bancorp, Inc.*	19,018
15,973	MF Global Holdings Ltd.*	105,422
42,646	MFA Financial, Inc. (REIT)	314,301
30,512	MGIC Investment Corp.*	220,297
4,993	Mid-America Apartment Communities, Inc. (REIT)	281,955
1,140	MidSouth Bancorp, Inc.	13,954
1,050	MidWestOne Financial Group, Inc.	13,765
2,708	Mission West Properties, Inc. (REIT)	17,981
4,047	Monmouth Real Estate Investment Corp., Class A (REIT)	28,936
10,820	Montpelier Re Holdings Ltd.	171,389
7,308	MPG Office Trust, Inc. (REIT)*	16,516
3,698	MVC Capital, Inc.	47,482
5,778	Nara Bancorp, Inc.*	34,495
533	NASB Financial, Inc.	7,174
1,055	National Bankshares, Inc.	24,582
6,496	National Financial Partners Corp.*	69,117
3,719	National Health Investors, Inc. (REIT)	155,900
1,000	National Interstate Corp.	19,210
19,183	National Penn Bancshares, Inc.	111,453
12,682	National Retail Properties, Inc. (REIT)	308,934
335	National Western Life Insurance Co., Class A	42,900
1,852	Navigators Group, Inc. (The)*	77,469
5,245	NBT Bancorp, Inc.	107,103
4,018	Nelnet, Inc., Class A	88,034
16,130	NewAlliance Bancshares, Inc.	197,431
9,438	Newcastle Investment Corp. (REIT)*	22,840
4,249	NewStar Financial, Inc.*	28,511
3,292	NGP Capital Resources Co.	26,632
2,734	Northfield Bancorp, Inc.	29,801
11,481	NorthStar Realty Finance Corp. (REIT)	36,510
16,851	Northwest Bancshares, Inc.	181,148
730	NYMAGIC, Inc.	18,637
2,209	OceanFirst Financial Corp.	25,028
11,298	Ocwen Financial Corp.*	102,699
13,268	Old National Bancorp/IN	122,331
14,154	Omega Healthcare Investors, Inc. (REIT)	303,603
1,812	OmniAmerican Bancorp, Inc.*	20,149
1,283	One Liberty Properties, Inc. (REIT)	18,398
1,529	Oppenheimer Holdings Inc., Class A	35,626
6,430	optionsXpress Holdings, Inc.*	91,563
7,503	Oriental Financial Group, Inc.	99,415
8,457	Oritani Financial Corp.	79,580
1,022	Orrstown Financial Services, Inc.	20,818
2,800	Pacific Continental Corp.	22,988
4,676	PacWest Bancorp	79,773
1,901	Park National Corp.	114,155
3,283	Parkway Properties, Inc./MD (REIT)	47,997
1,337	Peapack Gladstone Financial Corp.	14,373
5,635	Pebblebrook Hotel Trust (REIT)*	99,965
5,413	PennantPark Investment Corp.	53,480
584	Penns Woods Bancorp, Inc.	17,613
8,418	Pennsylvania Real Estate Investment Trust (REIT)	88,052
2,547	PennyMac Mortgage Investment Trust (REIT)	44,496
3,111	Penson Worldwide, Inc.*	14,342
1,600	Peoples Bancorp, Inc./OH	19,344
8,437	PHH Corp.*	156,169
17,657	Phoenix Cos, Inc. (The)*	31,429
3,440	Pico Holdings, Inc.*	96,045
5,078	Pinnacle Financial Partners, Inc.*	43,468
2,362	Piper Jaffray Cos.*	65,238
6,255	Platinum Underwriters Holdings Ltd.	251,514
4,910	PMA Capital Corp., Class A*	33,928
21,756	PMI Group, Inc. (The)*	67,008
542	Porter Bancorp, Inc.	5,368
2,583	Portfolio Recovery Associates, Inc.*	164,537
7,399	Post Properties, Inc. (REIT)	187,935
6,082	Potlatch Corp. (REIT)	203,747
3,147	Presidential Life Corp.	27,190
3,664	Primerica, Inc.	77,054
2,470	Primus Guaranty Ltd.*	9,460
7,916	PrivateBancorp, Inc.	82,801
4,948	ProAssurance Corp.*	261,997
10,935	Prospect Capital Corp.	100,383
7,096	Prosperity Bancshares, Inc.	201,881
9,122	Provident Financial Services, Inc.	104,629
5,915	Provident New York Bancorp	47,734
2,818	PS Business Parks, Inc. (REIT)	158,569
1,165	Pzena Investment Management, Inc., Class A	7,305
20,243	Radian Group, Inc.	128,138
12,987	RAIT Financial Trust (REIT)*	17,532
5,775	Ramco-Gershenson Properties Trust (REIT)	60,291
11,857	Redwood Trust, Inc. (REIT)	163,745
3,812	Renasant Corp.	51,119
1,489	Republic Bancorp, Inc./KY, Class A	28,916
6,686	Resource Capital Corp. (REIT)	39,581
6,364	Retail Opportunity Investments Corp.	60,140
2,791	RLI Corp.	146,416
1,238	Rockville Financial, Inc.	14,386
2,427	Rodman & Renshaw Capital Group, Inc.*	4,854
1,231	Roma Financial Corp.	12,605
3,768	S&T Bancorp, Inc.	63,943
1,802	S. Y. Bancorp, Inc.	42,725
3,120	Safeguard Scientifics, Inc.*	35,880
1,921	Safety Insurance Group, Inc.	78,281
3,164	Sanders Morris Harris Group, Inc.	16,295
3,651	Sandy Spring Bancorp, Inc.	53,414
963	Saul Centers, Inc. (REIT)	39,810
1,943	SCBT Financial Corp.	55,861
3,350	SeaBright Holdings, Inc.	23,685

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8,106	Selective Insurance Group, Inc.	$120,455
1,448	Sierra Bancorp	16,681
6,225	Signature Bank/NY*	227,462
2,616	Simmons First National Corp., Class A	66,394
875	Solar Capital Ltd.	17,185
2,406	Southside Bancshares, Inc.	43,647
2,951	Southwest Bancorp, Inc./OK	35,146
4,198	Sovran Self Storage, Inc. (REIT)	158,558
7,243	Starwood Property Trust, Inc. (REIT)	137,762
2,195	State Auto Financial Corp.	30,686
2,530	State Bancorp, Inc./NY	21,454
3,476	StellarOne Corp.	35,959
4,086	Sterling Bancorp/NY	35,548
13,956	Sterling Bancshares, Inc./TX	69,222
2,629	Stewart Information Services Corp.	27,420
5,194	Stifel Financial Corp.*	224,796
21,392	Strategic Hotels & Resorts, Inc. (REIT)*	76,369
609	Student Loan Corp. (The)	11,358
1,469	Suffolk Bancorp	34,595
2,890	Sun Communities, Inc. (REIT)	82,683
14,997	Sunstone Hotel Investors, Inc. (REIT)*	128,524
19,735	Susquehanna Bancshares, Inc.	156,104
6,354	SVB Financial Group*	236,178
4,351	SWS Group, Inc.	31,371
6,160	Tanger Factory Outlet Centers (REIT)	284,715
1,458	Taylor Capital Group, Inc.*	14,099
1,994	Tejon Ranch Co.*	42,353
1,334	Terreno Realty Corp. (REIT)*	23,118
1,862	Territorial Bancorp, Inc.	31,598
5,561	Texas Capital Bancshares, Inc.*	85,083
1,371	THL Credit, Inc.	15,890
5,360	Thomas Properties Group, Inc.	16,777
4,091	TICC Capital Corp.	37,474
1,203	Tompkins Financial Corp.	44,198
854	Tower Bancorp, Inc.	16,038
6,158	Tower Group, Inc.	132,151
3,577	TowneBank/VA	51,151
6,218	TradeStation Group, Inc.*	36,500
1,828	Triangle Capital Corp.	28,188
2,124	Trico Bancshares	29,460
11,702	TrustCo Bank Corp NY	62,255
9,722	Trustmark Corp.	185,399
3,968	Two Harbors Investment Corp. (REIT)	34,204
4,829	UMB Financial Corp.	153,949
1,503	UMH Properties, Inc. (REIT)	14,263
17,431	Umpqua Holdings Corp.	181,282
2,715	Union First Market Bankshares Corp.	31,494
5,909	United Bankshares, Inc.	135,966
14,343	United Community Banks, Inc./GA*	35,571
2,545	United Financial Bancorp, Inc.	34,256
3,472	United Fire & Casualty Co.	70,239
1,721	Universal Health Realty Income Trust (REIT)	54,745
2,623	Universal Insurance Holdings, Inc.	10,912
2,525	Univest Corp. of Pennsylvania	40,400
3,116	Urstadt Biddle Properties, Inc., Class A (REIT)	57,210
14,225	U-Store-It Trust (REIT)	113,800
2,167	ViewPoint Financial Group	19,503
3,055	Virginia Commerce Bancorp, Inc.*	16,864
775	Virtus Investment Partners, Inc.*	20,561
3,913	Walter Investment Management Corp. (REIT)	63,430
2,329	Washington Banking Co.	28,088
9,247	Washington Real Estate Investment Trust (REIT)	283,328
2,148	Washington Trust Bancorp, Inc.	38,857
1,089	Waterstone Financial, Inc.*	4,182
9,939	Webster Financial Corp.	159,919
3,510	WesBanco, Inc.	53,527
2,374	West Bancorp., Inc.*	14,007
14,266	West Coast Bancorp/OR*	33,668
4,464	Westamerica Bancorp.	226,236
9,971	Western Alliance Bancorp.*	61,023
4,503	Westfield Financial, Inc.	34,133
885	Westwood Holdings Group, Inc.	27,081
14,684	Whitney Holding Corp./LA	109,102
2,967	Wilshire Bancorp, Inc.	18,395
2,724	Winthrop Realty Trust (REIT)	37,319
4,730	Wintrust Financial Corp.	136,035
2,498	World Acceptance Corp.*	101,794
891	WSFS Financial Corp.	32,049
		30,265,309
	Health Care - 9.4%

3,361	Abaxis, Inc.*	60,700
4,758	Abiomed, Inc.*	43,060
8,371	Accelrys, Inc.*	50,728
1,769	Accretive Health, Inc.*	16,646
7,780	Accuray, Inc.*	51,192
5,894	Acorda Therapeutics, Inc.*	177,527
1,398	Acura Pharmaceuticals, Inc.*	3,411
3,130	Affymax, Inc.*	17,591
10,783	Affymetrix, Inc.*	44,318
2,069	AGA Medical Holdings, Inc.*	28,242
1,700	Air Methods Corp.*	62,016
8,401	Akorn, Inc.*	28,731
3,593	Albany Molecular Research, Inc.*	21,810
6,649	Alexza Pharmaceuticals, Inc.*	18,750
9,020	Align Technology, Inc.*	144,546
997	Alimera Sciences, Inc.*	8,524
14,442	Alkermes, Inc.*	191,501
4,184	Alliance HealthCare Services, Inc.*	17,573
6,865	Allied Healthcare International, Inc.*	13,936
11,965	Allos Therapeutics, Inc.*	43,672
3	Allscripts Healthcare Solutions, Inc.*	53
1,245	Almost Family, Inc.*	31,461
5,544	Alnylam Pharmaceuticals, Inc.*	75,953
7,733	Alphatec Holdings, Inc.*	15,930
3,198	AMAG Pharmaceuticals, Inc.*	80,590
4,347	Amedisys, Inc.*	100,503
1,368	America Service Group, Inc.	18,755
2,394	American Dental Partners, Inc.*	25,568
11,474	American Medical Systems Holdings, Inc.*	209,056
7,870	AMERIGROUP Corp.*	290,403
4,989	AMN Healthcare Services, Inc.*	22,201
4,707	Amsurg Corp.*	78,466
1,962	Analogic Corp.	81,384
3,764	Angiodynamics, Inc.*	57,476
10,722	Antares Pharma, Inc.*	15,547
873	Anthera Pharmaceuticals, Inc.*	3,317

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,678	Aoxing Pharmaceutical Co., Inc.*	$9,269
2,025	Ardea Biosciences, Inc.*	40,784
17,085	Arena Pharmaceuticals, Inc.*	111,223
16,848	Ariad Pharmaceuticals, Inc.*	58,968
6,320	Arqule, Inc.*	32,990
8,084	Array Biopharma, Inc.*	21,746
4,103	ArthroCare Corp.*	106,514
5,436	AspenBio Pharma, Inc.*	2,827
1,496	Assisted Living Concepts, Inc., Class A*	40,661
5,038	athenahealth, Inc.*	135,724
238	Atrion Corp.	33,139
6,348	Auxilium Pharmaceuticals, Inc.*	164,477
10,975	AVANIR Pharmaceuticals, Inc., Class A*	31,059
1,411	AVEO Pharmaceuticals, Inc.*	12,304
16,803	AVI BioPharma, Inc.*	35,118
4,395	BioCryst Pharmaceuticals, Inc.*	20,832
2,549	Biodel, Inc.*	9,482
2,739	BioMimetic Therapeutics, Inc.*	24,980
3,647	Bio-Reference Labs, Inc.*	72,284
10,713	Biosante Pharmaceuticals, Inc.*	14,034
5,955	BioScrip, Inc.*	28,941
604	Biospecifics Technologies Corp.*	16,006
3,239	BioTime, Inc.*	13,571
4,215	BMP Sunstone Corp.*	27,398
11,055	Bruker Corp.*	131,444
3,784	Cadence Pharmaceuticals, Inc.*	29,894
6,826	Caliper Life Sciences, Inc.*	22,662
4,465	Cambrex Corp.*	18,619
1,959	Cantel Medical Corp.	28,151
4,114	Capital Senior Living Corp.*	20,405
1,309	Caraco Pharmaceutical Laboratories Ltd.*	7,186
3,672	CardioNet, Inc.*	16,083
5,779	Catalyst Health Solutions, Inc.*	231,680
12,480	Celera Corp.*	82,368
4,838	Celldex Therapeutics, Inc.*	20,949
7,468	Centene Corp.*	151,003
9,044	Cepheid, Inc.*	133,037
5,921	Cerus Corp.*	16,993
4,797	Chelsea Therapeutics International, Inc.*	19,524
3,476	Chemed Corp.	173,452
2,086	Chindex International, Inc.*	27,076
8,371	Clarient, Inc.*	27,624
1,785	Clinical Data, Inc.*	26,686
929	Codexis, Inc.*	7,534
10,009	Combinatorx, Inc.*	12,912
1,491	Computer Programs & Systems, Inc.	60,922
4,724	Conceptus, Inc.*	65,262
4,442	Conmed Corp.*	82,221
4,417	Continucare Corp.*	14,355
4,134	Corcept Therapeutics, Inc.*	11,534
1,196	Cornerstone Therapeutics, Inc.*	7,774
1,060	Corvel Corp.*	38,987
4,720	Cross Country Healthcare, Inc.*	34,975
4,361	CryoLife, Inc.*	22,634
8,890	Cubist Pharmaceuticals, Inc.*	195,847
1,879	Cumberland Pharmaceuticals, Inc.*	9,489
11,511	Curis, Inc.*	14,159
2,050	Cutera, Inc.*	14,432
4,229	Cyberonics, Inc.*	90,627
1,480	Cynosure, Inc., Class A*	13,823
5,841	Cypress Bioscience, Inc.*	18,925
7,067	Cytokinetics, Inc.*	15,830
6,244	Cytori Therapeutics, Inc.*	28,160
16,612	CytRx Corp.*	10,964
6,643	Delcath Systems, Inc.*	40,389
7,972	Depomed, Inc.*	28,619
8,743	DexCom, Inc.*	107,102
2,682	Dionex Corp.*	194,445
13,210	Durect Corp.*	27,477
14,870	Dyax Corp.*	33,904
10,898	Dynavax Technologies Corp.*	17,655
1,426	DynaVox, Inc., Class A*	12,920
2,882	Emergent Biosolutions, Inc.*	52,337
3,038	Emeritus Corp.*	46,724
7,408	Endologix, Inc.*	29,706
2,178	Ensign Group, Inc. (The)	36,242
5,071	Enzo Biochem, Inc.*	17,951
7,539	Enzon Pharmaceuticals, Inc.*	77,350
7,428	eResearchTechnology, Inc.*	55,004
2,784	Eurand N.V.*	24,555
5,408	Exact Sciences Corp.*	24,823
1,266	Exactech, Inc.*	18,370
16,527	Exelixis, Inc.*	48,920
4,805	Five Star Quality Care, Inc.*	20,373
1,338	Furiex Pharmaceuticals, Inc.*	13,326
2,129	Genomic Health, Inc.*	30,785
2,666	Genoptix, Inc.*	45,882
4,537	Gentiva Health Services, Inc.*	93,235
14,945	Geron Corp.*	69,046
3,535	Greatbatch, Inc.*	77,593
3,824	Haemonetics Corp.*	199,154
10,924	Halozyme Therapeutics, Inc.*	83,459
3,967	Hanger Orthopedic Group, Inc.*	51,769
6,468	Hansen Medical, Inc.*	8,861
3,886	Health Grades, Inc.*	31,826
14,245	HealthSouth Corp.*	231,624
8,820	Healthspring, Inc.*	183,103
5,192	Healthways, Inc.*	64,900
1,424	HeartWare International, Inc.*	92,218
1,512	Hi-Tech Pharmacal Co., Inc.*	26,233
4,133	HMS Holdings Corp.*	215,660
1,780	ICU Medical, Inc.*	63,421
5,434	Idenix Pharmaceuticals, Inc.*	32,658
10,638	Immucor, Inc.*	187,229
10,315	Immunogen, Inc.*	55,288
9,991	Immunomedics, Inc.*	28,574
9,531	Impax Laboratories, Inc.*	149,351
13,387	Incyte Corp.*	167,605
2,211	Infinity Pharmaceuticals, Inc.*	10,436
7,488	Inhibitex, Inc.*	10,633
12,206	Inovio Pharmaceuticals, Inc.*	9,501
9,053	Inspire Pharmaceuticals, Inc.*	43,907
6,111	Insulet Corp.*	80,787
3,201	Integra LifeSciences Holdings Corp.*	111,299
6,919	InterMune, Inc.*	72,096
4,427	Invacare Corp.	101,378
2,470	IPC The Hospitalist Co., Inc.*	57,699
2,471	IRIS International, Inc.*	18,965
2,939	Ironwood Pharmaceuticals, Inc.*	27,245
14,329	Isis Pharmaceuticals, Inc.*	112,339
2,270	Jazz Pharmaceuticals, Inc.*	20,203
2,268	Kendle International, Inc.*	17,758
1,219	Kensey Nash Corp.*	32,328
7,767	Keryx Biopharmaceuticals, Inc.*	27,185
6,010	Kindred Healthcare, Inc.*	70,618
1,429	Landauer, Inc.	80,310
1,585	Lannett Co., Inc.*	6,435

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,841	LCA-Vision, Inc.*	$11,279
30,097	Lexicon Pharmaceuticals, Inc.*	43,189
2,379	LHC Group, Inc.*	47,604
17,898	Ligand Pharmaceuticals, Inc., Class B*	26,131
5,705	Luminex Corp.*	81,810
5,075	Magellan Health Services, Inc.*	222,336
3,886	MAKO Surgical Corp.*	40,570
10,140	MannKind Corp.*	56,328
2,100	MAP Pharmaceuticals, Inc.*	22,712
5,070	Martek Biosciences Corp.*	110,627
7,901	Masimo Corp.	179,827
4,730	Maxygen, Inc.*	26,110
6,551	MedAssets, Inc.*	129,841
3,124	Medcath Corp.*	24,961
2,181	Medical Action Industries, Inc.*	17,819
8,104	Medicines Co. (The)*	93,196
9,176	Medicis Pharmaceutical Corp., Class A	252,340
2,862	Medidata Solutions, Inc.*	49,112
5,177	Medivation, Inc.*	49,363
1,721	MedQuist, Inc.	12,649
3,841	MELA Sciences, Inc.*	26,426
7,861	Merge Healthcare, Inc.*	19,810
6,185	Meridian Bioscience, Inc.	113,062
4,291	Merit Medical Systems, Inc.*	67,712
4,070	Metabolix, Inc.*	46,072
6,076	Metropolitan Health Networks, Inc.*	21,205
12,304	Micromet, Inc.*	75,547
2,459	Micrus Endovascular Corp.*	57,565
2,363	Molina Healthcare, Inc.*	59,926
6,119	Momenta Pharmaceuticals, Inc.*	88,420
1,869	MWI Veterinary Supply, Inc.*	99,244
6,814	Nabi Biopharmaceuticals*	33,048
2,592	Nanosphere, Inc.*	7,543
1,366	National Healthcare Corp.	47,414
269	National Research Corp.	6,765
4,336	Natus Medical, Inc.*	52,336
14,317	Nektar Therapeutics*	183,401
3,434	Neogen Corp.*	100,342
4,129	Neostem, Inc.*	6,524
7,003	Neuralstem, Inc.*	12,956
7,462	Neurocrine Biosciences, Inc.*	40,146
1,679	NeurogesX, Inc.*	9,705
13,760	Novavax, Inc.*	27,658
8,967	NPS Pharmaceuticals, Inc.*	58,375
5,959	NuVasive, Inc.*	174,897
3,780	NxStage Medical, Inc.*	59,611
2,818	Nymox Pharmaceutical Corp.*	10,398
2,606	Obagi Medical Products, Inc.*	27,389
2,853	Omeros Corp.*	17,289
4,951	Omnicell, Inc.*	55,228
9,534	Onyx Pharmaceuticals, Inc.*	229,674
13,481	Opko Health, Inc.*	27,906
5,076	Optimer Pharmaceuticals, Inc.*	40,811
7,032	OraSure Technologies, Inc.*	23,768
4,621	Orexigen Therapeutics, Inc.*	20,332
2,681	Orthofix International N.V.*	71,583
10,147	Orthovita, Inc.*	16,641
2,559	Osiris Therapeutics, Inc.*	16,710
9,605	Owens & Minor, Inc.	256,069
5,404	Pain Therapeutics, Inc.*	30,560
2,819	Palomar Medical Technologies, Inc.*	24,920
5,337	Par Pharmaceutical Cos., Inc.*	140,737
8,884	Parexel International Corp.*	176,703
1,350	PDI, Inc.*	9,801
18,217	PDL BioPharma, Inc.	103,108
8,383	Peregrine Pharmaceuticals, Inc.*	11,149
5,782	Pharmacyclics, Inc.*	40,821
4,463	Pharmasset, Inc.*	108,406
4,665	PharMerica Corp.*	36,200
4,044	Pozen, Inc.*	27,378
4,301	Progenics Pharmaceuticals, Inc.*	17,376
1,458	Prospect Medical Holdings, Inc.*	12,539
1,967	Providence Service Corp. (The)*	26,594
8,702	PSS World Medical, Inc.*	159,769
8,702	Psychiatric Solutions, Inc.*	290,212
5,305	Pure Bioscience*	9,814
2,872	Quality Systems, Inc.	160,976
8,377	Questcor Pharmaceuticals, Inc.*	81,173
3,288	Quidel Corp.*	39,752
3,779	RehabCare Group, Inc.*	62,580
3,840	Res-Care, Inc.*	47,616
7,911	Rigel Pharmaceuticals, Inc.*	61,943
1,649	Rochester Medical Corp.*	14,478
8,328	RTI Biologics, Inc.*	17,655
2,906	Rural/Metro Corp.*	21,795
8,675	Salix Pharmaceuticals Ltd.*	328,436
6,866	Sangamo Biosciences, Inc.*	20,358
7,974	Santarus, Inc.*	18,101
10,276	Savient Pharmaceuticals, Inc.*	148,180
5,672	Sciclone Pharmaceuticals, Inc.*	13,670
12,724	Seattle Genetics, Inc.*	145,690
7,648	Select Medical Holdings Corp.*	54,683
11,422	Sequenom, Inc.*	70,017
4,764	SIGA Technologies, Inc.*	35,706
5,096	Sirona Dental Systems, Inc.*	160,626
3,017	Skilled Healthcare Group, Inc., Class A*	10,137
9,037	Solta Medical, Inc.*	13,736
4,311	Somaxon Pharmaceuticals, Inc.*	17,977
2,220	SonoSite, Inc.*	64,646
5,036	Spectranetics Corp.*	24,475
7,535	Spectrum Pharmaceuticals, Inc.*	27,880
5,307	Staar Surgical Co.*	24,253
18,217	StemCells, Inc.*	13,681
4,345	Stereotaxis, Inc.*	13,687
9,021	STERIS Corp.	259,534
1,682	Sucampo Pharmaceuticals, Inc., Class A*	5,635
11,378	Sun Healthcare Group, Inc.*	92,162
8,502	Sunrise Senior Living, Inc.*	18,789
8,570	SuperGen, Inc.*	17,140
2,650	SurModics, Inc.*	31,880
5,473	Symmetry Medical, Inc.*	49,202
5,417	Syneron Medical Ltd.*	43,444
1,720	Synovis Life Technologies, Inc.*	24,080
3,396	Synta Pharmaceuticals Corp.*	9,407
3,629	Targacept, Inc.*	75,374
2,333	Team Health Holdings, Inc.*	29,419
9,511	Theravance, Inc.*	114,988
7,354	TomoTherapy, Inc.*	22,650
1,389	Transcend Services, Inc.*	19,752
815	Transcept Pharmaceuticals, Inc.*	5,754
3,088	Triple-S Management Corp., Class B*	49,161
1,542	U.S. Physical Therapy, Inc.*	24,718
7,364	Unilife Corp.*	36,084
4,870	Universal American Corp.	67,255
4,244	Vanda Pharmaceuticals, Inc.*	26,610
2,548	Vascular Solutions, Inc.*	31,875
8,552	Vical, Inc.*	26,084

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11,846	Viropharma, Inc.*	$148,549
2,199	Vital Images, Inc.*	27,751
12,308	Vivus, Inc.*	69,417
7,652	Volcano Corp.*	169,109
6,453	WellCare Health Plans, Inc.*	160,099
5,063	West Pharmaceutical Services, Inc.	170,218
5,908	Wright Medical Group, Inc.*	78,399
4,174	XenoPort, Inc.*	24,042
856	Young Innovations, Inc.	22,453
7,434	ZIOPHARM Oncology, Inc.*	26,762
3,263	Zoll Medical Corp.*	86,208
8,078	Zymogenetics, Inc.*	40,390
		18,052,158
	Industrials - 11.0%

2,771	3D Systems Corp.*	34,887
3,688	A. O. Smith Corp.	189,379
11,054	A123 Systems, Inc.*	72,404
1,882	AAON, Inc.	41,762
5,940	AAR Corp.*	91,238
7,903	ABM Industries, Inc.	154,978
5,140	Acacia Research - Acacia Technologies*	77,203
8,341	ACCO Brands Corp.*	48,461
3,868	Aceto Corp.	21,816
10,339	Actuant Corp., Class A	204,919
6,621	Acuity Brands, Inc.	256,498
3,313	Administaff, Inc.	71,627
8,989	Advanced Battery Technologies, Inc.*	31,282
2,354	Advisory Board Co. (The)*	95,431
2,518	Aerovironment, Inc.*	56,957
8,242	Air Transport Services Group, Inc.*	37,996
7,725	Aircastle Ltd.	60,332
20,589	AirTran Holdings, Inc.*	92,856
983	Alamo Group, Inc.	19,169
5,444	Alaska Air Group, Inc.*	240,788
4,160	Albany International Corp., Class A	73,840
2,313	Allegiant Travel Co.	87,038
4,080	Altra Holdings, Inc.*	52,510
1,301	Amerco, Inc.*	105,134
1,374	American Commercial Lines, Inc.*	38,568
1,433	American Railcar Industries, Inc.*	16,551
5,600	American Reprographics Co.*	36,960
1,370	American Science & Engineering, Inc.	97,229
6,827	American Superconductor Corp.*	183,578
1,376	American Woodmark Corp.	21,025
1,404	Ameron International Corp.	79,129
1,298	Ampco-Pittsburgh Corp.	27,881
4,842	APAC Customer Services, Inc.*	24,549
4,274	Apogee Enterprises, Inc.	38,637
11,801	Applied Energetics, Inc.*	13,453
6,445	Applied Industrial Technologies, Inc.	172,726
2,025	Applied Signal Technology, Inc.	39,771
1,177	Argan, Inc.*	9,451
3,852	Arkansas Best Corp.	79,428
14,320	ArvinMeritor, Inc.*	187,162
3,020	Astec Industries, Inc.*	77,614
1,423	Astronics Corp.*	21,046
3,058	ATC Technology Corp.*	73,790
3,931	Atlas Air Worldwide Holdings, Inc.*	170,370
15,628	Avis Budget Group, Inc.*	142,527
1,891	AZZ, Inc.	75,527
2,281	Badger Meter, Inc.	85,081
7,127	Baldor Electric Co.	250,015
2,487	Baltic Trading Ltd.	27,805
7,463	Barnes Group, Inc.	113,512
1,180	Barrett Business Services, Inc.	15,611
6,933	Beacon Roofing Supply, Inc.*	96,577
7,117	Belden, Inc.	155,862
7,281	Blount International, Inc.*	84,387
1,666	BlueLinx Holdings, Inc.*	5,664
6,104	Bowne & Co., Inc.	67,571
7,434	Brady Corp., Class A	191,500
7,620	Briggs & Stratton Corp.	138,303
7,291	Brink’s Co. (The)	137,581
14,089	Broadwind Energy, Inc.*	23,529
6,903	Builders FirstSource, Inc.*	13,875
1,516	CAI International, Inc.*	20,724
36,604	Capstone Turbine Corp.*	23,427
1,382	Cascade Corp.	43,146
3,797	Casella Waste Systems, Inc., Class A*	16,859
6,710	CBIZ, Inc.*	39,790
1,909	CDI Corp.	21,171
3,252	Celadon Group, Inc.*	38,081
8,375	Cenveo, Inc.*	45,979
3,872	Ceradyne, Inc.*	84,564
4,366	Chart Industries, Inc.*	69,507
2,598	CIRCOR International, Inc.	72,354
7,677	CLARCOR, Inc.	258,254
3,512	Clean Harbors, Inc.*	212,300
1,206	Coleman Cable, Inc.*	6,416
3,660	Colfax Corp.*	45,713
2,911	Columbus McKinnon Corp.*	37,261
5,787	Comfort Systems USA, Inc.	60,358
3,727	Commercial Vehicle Group, Inc.*	33,841
175	Compx International, Inc.	2,065
1,419	Consolidated Graphics, Inc.*	56,348
5,215	Corporate Executive Board Co. (The)	146,229
3,149	CoStar Group, Inc.*	129,959
1,554	Courier Corp.	20,357
1,681	CRA International, Inc.*	26,728
2,397	Cubic Corp.	91,541
6,981	Curtiss-Wright Corp.	185,625
7,815	Deluxe Corp.	130,745
4,198	DigitalGlobe, Inc.*	128,753
4,613	Dolan Co. (The)*	42,301
4,360	Dollar Thrifty Automotive Group, Inc.*	205,094
1,638	Douglas Dynamics, Inc.*	18,608
1,595	Ducommun, Inc.	30,624
1,257	DXP Enterprises, Inc.*	22,815
5,884	Dycom Industries, Inc.*	47,307
1,482	Dynamex, Inc.*	18,169
1,973	Dynamic Materials Corp.	26,991
9,457	Eagle Bulk Shipping, Inc.*	44,353
10,094	EMCOR Group, Inc.*	229,538
2,817	Encore Wire Corp.	51,523
9,279	Ener1, Inc.*	29,414
6,247	Energy Recovery, Inc.*	19,834
13,471	EnergySolutions, Inc.	61,697
2,998	EnerNOC, Inc.*	97,675
7,348	EnerSys*	162,170
3,942	Ennis, Inc.	60,667
3,130	EnPro Industries, Inc.*	85,480
4,026	ESCO Technologies, Inc.	125,410
4,540	Esterline Technologies Corp.*	208,840

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,058	Excel Maritime Carriers Ltd.*	$30,411
2,110	Exponent, Inc.*	65,072
9,475	Federal Signal Corp.	49,933
7,136	Flow International Corp.*	15,485
10,697	Force Protection, Inc.*	41,451
4,411	Forward Air Corp.	105,070
1,996	Franklin Covey Co.*	12,176
3,540	Franklin Electric Co., Inc.	112,112
1,816	FreightCar America, Inc.	42,295
2,720	Fuel Tech, Inc.*	14,933
14,509	FuelCell Energy, Inc.*	16,395
5,592	Furmanite Corp.*	24,157
2,826	G&K Services, Inc., Class A	56,774
4,317	Genco Shipping & Trading Ltd.*	64,928
8,905	GenCorp, Inc.*	39,004
2,940	Generac Holdings, Inc.*	35,633
5,901	Genesee & Wyoming, Inc., Class A*	229,018
9,295	Geo Group, Inc. (The)*	205,420
3,359	GeoEye, Inc.*	122,402
4,606	Gibraltar Industries, Inc.*	35,006
726	Global Defense Technology & Systems, Inc.*	7,587
1,854	Gorman-Rupp Co. (The)	47,648
2,235	GP Strategies Corp.*	16,628
18,329	GrafTech International Ltd.*	257,706
1,499	Graham Corp.	21,241
5,310	Granite Construction, Inc.	116,873
8,914	Great Lakes Dredge & Dock Corp.	44,971
2,879	Greenbrier Cos., Inc.*	33,598
6,816	Griffon Corp.*	72,863
4,213	H&E Equipment Services, Inc.*	28,691
7,879	Hawaiian Holdings, Inc.*	38,607
6,664	Healthcare Services Group, Inc.	138,411
7,675	Heartland Express, Inc.	111,748
4,467	HEICO Corp.	185,336
2,659	Heidrick & Struggles International, Inc.	46,187
2,067	Herley Industries, Inc.*	31,522
8,670	Herman Miller, Inc.	142,361
14,770	Hexcel Corp.*	251,976
3,932	Hill International, Inc.*	15,060
6,883	HNI Corp.	160,856
2,605	Hoku Corp.*	6,591
4,634	Horizon Lines, Inc., Class A	18,490
2,699	Houston Wire & Cable Co.	24,399
5,686	HUB Group, Inc., Class A*	151,134
4,894	Hudson Highland Group, Inc.*	14,682
3,351	Huron Consulting Group, Inc.*	61,826
2,604	ICF International, Inc.*	54,918
3,818	II-VI, Inc.*	131,301
3,614	Innerworkings, Inc.*	19,624
5,973	Insituform Technologies, Inc., Class A*	121,610
2,676	Insteel Industries, Inc.	21,167
7,683	Interface, Inc., Class A	98,496
5,020	Interline Brands, Inc.*	81,123
856	International Shipholding Corp.	20,142
37,138	JetBlue Airways Corp.*	212,058
4,286	John Bean Technologies Corp.	63,733
1,891	Kadant, Inc.*	32,223
3,946	Kaman Corp.	84,326
5,091	Kaydon Corp.	164,999
4,026	Kelly Services, Inc., Class A*	42,031
4,678	Kforce, Inc.*	49,446
4,769	Kimball International, Inc., Class B	24,656
9,049	Knight Transportation, Inc.	170,483
7,154	Knoll, Inc.	96,007
7,003	Korn/Ferry International*	91,179
2,422	Kratos Defense & Security Solutions, Inc.*	23,978
1,550	L.B. Foster Co., Class A*	39,711
1,893	LaBarge, Inc.*	19,801
2,390	Ladish Co., Inc.*	59,487
617	Lawson Products, Inc.	8,367
2,977	Layne Christensen Co.*	74,038
3,921	LECG Corp.*	5,097
1,901	Lindsay Corp.	70,090
1,343	LMI Aerospace, Inc.*	20,320
2,881	LSI Industries, Inc.	14,837
2,596	Lydall, Inc.*	17,886
1,616	M&F Worldwide Corp.*	37,491
2,342	Marten Transport Ltd.	46,161
8,068	MasTec, Inc.*	78,098
3,641	McGrath RentCorp	73,148
5,712	Metalico, Inc.*	17,879
2,225	Met-Pro Corp.	21,004
1,204	Michael Baker Corp.*	39,696
2,529	Middleby Corp.*	139,070
1,539	Miller Industries, Inc.	18,991
4,039	Mine Safety Appliances Co.	92,089
2,196	Mistras Group, Inc.*	23,278
5,537	Mobile Mini, Inc.*	78,792
6,906	Moog, Inc., Class A*	215,467
5,737	Mueller Industries, Inc.	135,278
23,513	Mueller Water Products, Inc., Class A	55,726
1,712	Multi-Color Corp.	24,482
3,027	MYR Group, Inc.*	42,166
880	NACCO Industries, Inc., Class A	68,235
7,702	Navigant Consulting, Inc.*	76,250
2,753	NCI Building Systems, Inc.*	24,226
5,194	Nordson Corp.	333,299
1,407	Northwest Pipe Co.*	21,035
6,360	Old Dominion Freight Line, Inc.*	148,240
419	Omega Flex, Inc.	5,275
5,544	On Assignment, Inc.*	24,116
8,770	Orbital Sciences Corp.*	113,922
4,091	Orion Marine Group, Inc.*	45,901
5,470	Otter Tail Corp.	101,359
699	P.A.M. Transportation Services, Inc.*	7,836
5,321	Pacer International, Inc.*	27,244
1,192	Park-Ohio Holdings Corp.*	13,279
222	Patriot Transportation Holding, Inc.*	16,586
2,923	PGT, Inc.*	5,846
2,496	Pike Electric Corp.*	20,218
2,827	Pinnacle Airlines Corp.*	13,428
2,243	PMFG, Inc.*	36,135
3,313	Polypore International, Inc.*	89,517
1,345	Powell Industries, Inc.*	38,279
2,778	PowerSecure International, Inc.*	23,002
333	Preformed Line Products Co.	10,926
3,083	Primoris Services Corp.	18,282
1,428	Quality Distribution, Inc.*	6,669
5,763	Quanex Building Products Corp.	91,055
3,516	RailAmerica, Inc.*	35,090
2,470	Raven Industries, Inc.	83,264
3,306	RBC Bearings, Inc.*	96,833
5,217	Republic Airways Holdings, Inc.*	36,676
7,052	Resources Connection, Inc.	78,207

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,614	Roadrunner Transportation Systems, Inc.*	$18,932
4,091	Robbins & Myers, Inc.	96,793
6,532	Rollins, Inc.	133,775
7,493	RSC Holdings, Inc.*	44,808
4,852	Rush Enterprises, Inc., Class A*	61,596
2,415	Saia, Inc.*	28,231
10,856	Satcon Technology Corp.*	33,762
1,760	Sauer-Danfoss, Inc.*	28,618
1,689	Schawk, Inc.	25,673
2,871	School Specialty, Inc.*	37,409
49	Seaboard Corp.	78,890
7,903	SFN Group, Inc.*	42,992
5,992	Simpson Manufacturing Co., Inc.	132,064
8,515	Skywest, Inc.	108,481
2,361	Standard Parking Corp.*	36,950
2,722	Standard Register Co. (The)	7,812
1,899	Standex International Corp.	44,683
11,659	Steelcase, Inc., Class A	72,402
2,450	Sterling Construction Co., Inc.*	26,803
1,902	Sun Hydraulics Corp.	42,415
6,283	SYKES Enterprises, Inc.*	75,145
2,548	TAL International Group, Inc.	54,323
9,525	Taser International, Inc.*	34,623
2,886	Team, Inc.*	42,222
2,813	Tecumseh Products Co., Class A*	32,940
5,514	Teledyne Technologies, Inc.*	199,497
2,874	Tennant Co.	89,784
9,394	Tetra Tech, Inc.*	170,501
1,447	Textainer Group Holdings Ltd.	39,503
1,315	Thermadyne Holdings Corp.*	14,504
5,372	Titan International, Inc.	54,472
1,982	Titan Machinery, Inc.*	29,611
3,732	Tredegar Corp.	61,279
2,353	Trex Co., Inc.*	47,178
2,283	Trimas Corp.*	29,428
2,540	Triumph Group, Inc.	168,605
6,710	TrueBlue, Inc.*	72,401
4,062	Tutor Perini Corp.*	80,265
1,276	Twin Disc, Inc.	15,146
3,368	Ultrapetrol (Bahamas) Ltd.*	17,008
2,146	Unifirst Corp.	84,252
266	United Capital Corp.*	5,692
9,201	United Rentals, Inc.*	103,511
3,684	United Stationers, Inc.*	165,375
2,947	Universal Forest Products, Inc.	76,357
890	Universal Truckload Services, Inc.*	11,962
5,487	UQM Technologies, Inc.*	11,303
24,550	US Airways Group, Inc.*	221,932
2,787	US Ecology, Inc.	37,764
1,197	USA Truck, Inc.*	15,848
3,127	Viad Corp.	49,563
2,970	Vicor Corp.	40,125
2,281	Volt Information Sciences, Inc.*	14,416
630	VSE Corp.	17,690
8,981	Wabash National Corp.*	55,054
4,236	Watsco, Inc.	217,519
4,461	Watts Water Technologies, Inc., Class A	134,008
6,552	Werner Enterprises, Inc.	130,647
9,277	Woodward Governor Co.	242,315
1,139	Xerium Technologies, Inc.*	11,458
		21,114,117
	Information Technology - 13.1%

5,934	3PAR, Inc.*	190,600
5,177	ACI Worldwide, Inc.*	98,311
6,664	Acme Packet, Inc.*	223,910
3,272	Actel Corp.*	46,790
6,903	Actuate Corp.*	27,543
10,407	Acxiom Corp.*	128,995
14,764	ADC Telecommunications, Inc.*	187,060
9,461	ADTRAN, Inc.	297,359
6,546	Advanced Analogic Technologies, Inc.*	21,209
5,540	Advanced Energy Industries, Inc.*	78,169
2,401	Advent Software, Inc.*	119,258
2,700	Agilysys, Inc.*	11,718
773	Alpha & Omega Semiconductor Ltd.*	8,580
3,359	American Software, Inc., Class A	17,164
15,969	Amkor Technology, Inc.*	80,963
9,927	Anadigics, Inc.*	39,857
2,237	Anaren, Inc.*	30,468
2,878	Ancestry.com, Inc.*	55,402
4,275	Anixter International, Inc.*	196,137
9,964	Applied Micro Circuits Corp.*	107,412
1,785	Archipelago Learning, Inc.*	18,653
3,739	ArcSight, Inc.*	143,578
13,682	Ariba, Inc.*	211,661
19,303	Arris Group, Inc.*	157,706
23,900	Art Technology Group, Inc.*	83,411
11,149	Aruba Networks, Inc.*	204,807
9,470	Aspen Technology, Inc.*	90,723
4,793	ATMI, Inc.*	61,231
9,084	Aviat Networks, Inc.*	35,791
4,423	Avid Technology, Inc.*	49,007
15,856	Axcelis Technologies, Inc.*	21,564
4,719	AXT, Inc.*	25,577
1,587	Bel Fuse, Inc., Class B	29,407
9,596	Benchmark Electronics, Inc.*	134,632
7,597	BigBand Networks, Inc.*	20,512
2,671	Black Box Corp.	75,322
6,821	Blackbaud, Inc.	142,013
5,197	Blackboard, Inc.*	171,969
6,334	Blue Coat Systems, Inc.*	119,269
4,794	Bottomline Technologies, Inc.*	67,164
10,723	Brightpoint, Inc.*	63,909
9,893	Brooks Automation, Inc.*	67,075
3,598	Cabot Microelectronics Corp.*	107,688
4,603	CACI International, Inc., Class A*	187,848
1,131	Calix, Inc.*	13,753
1,280	Cass Information Systems, Inc.	41,984
6,753	Cavium Networks, Inc.*	163,017
4,509	CDC Corp., Class A*	15,917
3,194	Ceva, Inc.*	38,647
6,010	Checkpoint Systems, Inc.*	110,223
9,484	Ciber, Inc.*	25,986
9,966	Cirrus Logic, Inc.*	150,686
7,992	Cogent, Inc.*	87,912
6,039	Cognex Corp.	117,761
3,846	Coherent, Inc.*	142,879
3,586	Cohu, Inc.	41,167
6,571	CommVault Systems, Inc.*	161,318
3,547	Compellent Technologies, Inc.*	54,163
2,252	Computer Task Group, Inc.*	14,143
3,450	comScore, Inc.*	62,756
4,341	Comtech Telecommunications Corp.*	88,426
3,827	Comverge, Inc.*	25,373
6,127	Concur Technologies, Inc.*	286,560
12,358	Conexant Systems, Inc.*	18,413
4,340	Constant Contact, Inc.*	76,905

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
899	Convio, Inc.*	$7,453
1,132	CPI International, Inc.*	15,973
5,402	Cray, Inc.*	29,117
5,184	CSG Systems International, Inc.*	94,867
5,172	CTS Corp.	41,583
4,580	Cymer, Inc.*	134,789
5,150	Daktronics, Inc.	47,432
2,013	DDi Corp.	15,742
6,135	DealerTrack Holdings, Inc.*	90,461
3,005	Deltek, Inc.*	21,486
2,909	DemandTec, Inc.*	21,701
3,813	DG FastChannel, Inc.*	60,398
3,537	Diamond Management & Technology Consultants, Inc.	44,177
2,416	Dice Holdings, Inc.*	15,221
3,794	Digi International, Inc.*	28,759
1,027	Digimarc Corp.*	20,294
6,031	Digital River, Inc.*	159,037
5,161	Diodes, Inc.*	76,125
5,006	DivX, Inc.*	38,521
3,523	DSP Group, Inc.*	23,710
2,647	DTS, Inc.*	92,777
16,427	Earthlink, Inc.	140,615
4,091	Ebix, Inc.*	76,256
5,021	Echelon Corp.*	37,984
1,620	Echo Global Logistics, Inc.*	20,347
2,511	Electro Rent Corp.	29,705
4,211	Electro Scientific Industries, Inc.*	45,689
6,892	Electronics for Imaging, Inc.*	73,365
2,330	EMS Technologies, Inc.*	33,832
12,347	Emulex Corp.*	117,790
6,966	Energy Conversion Devices, Inc.*	31,417
19,992	Entegris, Inc.*	76,969
8,534	Entropic Communications, Inc.*	64,944
7,447	Epicor Software Corp.*	50,565
4,984	EPIQ Systems, Inc.	62,051
583	ePlus, Inc.*	10,529
7,463	Euronet Worldwide, Inc.*	105,079
29,293	Evergreen Solar, Inc.*	19,626
5,492	Exar Corp.*	29,876
2,312	ExlService Holdings, Inc.*	38,402
13,699	Extreme Networks*	37,535
6,349	Fair Isaac Corp.	142,154
4,486	FalconStor Software, Inc.*	14,086
2,456	FARO Technologies, Inc.*	45,043
5,783	FEI Co.*	96,345
11,466	Finisar Corp.*	146,650
7,611	Formfactor, Inc.*	53,429
2,220	Forrester Research, Inc.*	68,132
6,375	Fortinet, Inc.*	129,986
5,856	FSI International, Inc.*	15,870
3,830	Gerber Scientific, Inc.*	21,180
7,676	Global Cash Access Holdings, Inc.*	27,787
3,264	Globecomm Systems, Inc.*	22,228
10,097	GSI Commerce, Inc.*	229,909
2,935	GSI Technology, Inc.*	17,023
9,501	GT Solar International, Inc.*	73,443
2,025	Guidance Software, Inc.*	10,004
4,342	Hackett Group, Inc. (The)*	17,194
14,753	Harmonic, Inc.*	85,715
5,759	Heartland Payment Systems, Inc.	81,490
4,158	Hittite Microwave Corp.*	176,923
1,356	Hughes Communications, Inc.*	31,513
3,556	Hutchinson Technology, Inc.*	10,206
7,015	Hypercom Corp.*	21,957
1,848	ICx Technologies, Inc.*	14,137
3,602	iGate Corp.	56,515
4,574	Ikanos Communications, Inc.*	3,938
4,532	Imation Corp.*	38,794
4,276	Immersion Corp.*	19,755
13,385	Infinera Corp.*	112,969
5,455	Infospace, Inc.*	38,240
7,037	Insight Enterprises, Inc.*	92,466
2,665	Integral Systems, Inc.*	18,015
24,724	Integrated Device Technology, Inc.*	126,587
3,943	Integrated Silicon Solution, Inc.*	26,142
1,986	Interactive Intelligence, Inc.*	29,611
6,693	InterDigital, Inc.*	165,451
7,438	Intermec, Inc.*	78,173
7,887	Internap Network Services Corp.*	32,455
4,388	Internet Brands, Inc., Class A*	45,416
5,547	Internet Capital Group, Inc.*	46,678
3,391	Intevac, Inc.*	31,943
3,953	IPG Photonics Corp.*	85,622
4,062	Isilon Systems, Inc.*	81,037
4,974	Ixia*	56,156
3,658	IXYS Corp.*	34,605
6,877	j2 Global Communications, Inc.*	148,337
12,989	Jack Henry & Associates, Inc.	305,761
6,344	JDA Software Group, Inc.*	145,722
1,710	Keithley Instruments, Inc.	15,818
3,439	Kenexa Corp.*	38,310
1,918	Keynote Systems, Inc.	19,295
3,014	KIT Digital, Inc.*	25,890
4,579	Knot, Inc. (The)*	32,328
10,138	Kopin Corp.*	28,538
10,674	Kulicke & Soffa Industries, Inc.*	61,269
2,186	KVH Industries, Inc.*	27,259
11,691	L-1 Identity Solutions, Inc.*	105,102
17,649	Lattice Semiconductor Corp.*	73,243
21,120	Lawson Software, Inc.*	160,512
6,977	Limelight Networks, Inc.*	27,629
9,071	Lionbridge Technologies, Inc.*	40,457
2,154	Liquidity Services, Inc.*	27,722
3,336	Littelfuse, Inc.*	124,233
6,777	LivePerson, Inc.*	48,456
2,434	Local.com Corp.*	8,251
2,292	LogMeIn, Inc.*	75,109
2,763	LoopNet, Inc.*	29,122
1,643	Loral Space & Communications, Inc.*	87,966
22,353	LTX-Credence Corp.*	48,282
7,889	Magma Design Automation, Inc.*	24,771
3,456	Manhattan Associates, Inc.*	90,012
3,382	Mantech International Corp., Class A*	119,689
2,939	Marchex, Inc., Class B	11,785
7,616	Mattson Technology, Inc.*	15,841
2,659	MAXIMUS, Inc.	142,815
1,136	MaxLinear, Inc., Class A*	12,950
4,021	Maxwell Technologies, Inc.*	45,276
2,209	Measurement Specialties, Inc.*	32,737
16,240	Mentor Graphics Corp.*	147,622
3,604	Mercury Computer Systems, Inc.*	39,896
821	Meru Networks, Inc.*	10,509
5,667	Methode Electronics, Inc.	50,606
7,740	Micrel, Inc.	68,460
12,636	Microsemi Corp.*	176,904
1,372	MicroStrategy, Inc., Class A*	106,920
8,227	Microtune, Inc.*	18,758
13,508	Microvision, Inc.*	35,121
4,861	Mindspeed Technologies, Inc.*	31,110

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,995	MIPS Technologies, Inc.*	$46,097
7,626	MKS Instruments, Inc.*	131,625
6,742	ModusLink Global Solutions, Inc.*	39,171
12,666	MoneyGram International, Inc.*	25,585
4,922	Monolithic Power Systems, Inc.*	80,770
3,389	Monotype Imaging Holdings, Inc.*	25,062
4,130	MoSys, Inc.*	17,676
23,737	Move, Inc.*	44,626
2,488	MTS Systems Corp.	66,305
1,593	Multi-Fineline Electronix, Inc.*	33,198
2,712	Nanometrics, Inc.*	35,934
1,005	NCI, Inc., Class A*	19,246
7,758	Netezza Corp.*	150,971
5,359	Netgear, Inc.*	113,182
9,532	Netlogic Microsystems, Inc.*	230,198
4,654	Netscout Systems, Inc.*	73,673
2,786	NetSuite, Inc.*	52,934
5,483	Network Engines, Inc.*	7,292
4,574	Network Equipment Technologies, Inc.*	12,396
5,583	Newport Corp.*	52,871
8,499	NIC, Inc.	61,533
4,758	Novatel Wireless, Inc.*	27,644
716	NVE Corp.*	27,494
1,912	Occam Networks, Inc.*	8,891
7,518	Oclaro, Inc.*	76,984
7,927	Omnivision Technologies, Inc.*	162,504
4,095	Online Resources Corp.*	16,175
2,406	OpenTable, Inc.*	128,240
12,766	Openwave Systems, Inc.*	20,681
3,194	Oplink Communications, Inc.*	50,210
2,022	Opnet Technologies, Inc.	31,847
6,596	Opnext, Inc.*	9,102
2,466	OSI Systems, Inc.*	72,944
17,670	Parametric Technology Corp.*	301,274
3,131	Park Electrochemical Corp.	74,831
1,450	PC Connection, Inc.*	9,439
2,904	PC-Tel, Inc.*	16,669
3,438	PDF Solutions, Inc.*	11,895
2,463	Pegasystems, Inc.	53,940
3,535	Perficient, Inc.*	30,684
3,859	Pericom Semiconductor Corp.*	32,609
8,129	Photronics, Inc.*	34,955
7,346	Plantronics, Inc.	200,619
6,143	Plexus Corp.*	141,412
5,639	PLX Technology, Inc.*	18,891
3,753	Power Integrations, Inc.	102,795
10,630	Power-One, Inc.*	108,213
20,204	Powerwave Technologies, Inc.*	34,347
4,176	Presstek, Inc.*	7,308
6,419	Progress Software Corp.*	171,451
2,947	PROS Holdings, Inc.*	23,193
1,948	QAD, Inc.*	7,714
32,621	Quantum Corp.*	46,974
9,124	Quest Software, Inc.*	195,527
1,530	QuinStreet, Inc.*	16,417
14,759	Rackspace Hosting, Inc.*	290,605
4,405	Radiant Systems, Inc.*	78,894
3,663	Radisys Corp.*	33,187
12,744	RealNetworks, Inc.*	34,409
2,003	Renaissance Learning, Inc.	16,024
40,858	RF Micro Devices, Inc.*	199,387
2,202	Richardson Electronics Ltd.	19,378
3,296	RightNow Technologies, Inc.*	55,109
1,446	Rimage Corp.*	22,124
9,599	Riverbed Technology, Inc.*	368,218
4,303	Rofin-Sinar Technologies, Inc.*	87,781
2,402	Rogers Corp.*	64,374
1,593	Rosetta Stone, Inc.*	27,177
2,413	Rubicon Technology, Inc.*	59,143
4,747	Rudolph Technologies, Inc.*	37,525
7,882	S1 Corp.*	38,385
4,262	Saba Software, Inc.*	22,248
12,102	Sanmina-SCI Corp.*	109,281
15,687	Sapient Corp.	163,615
5,707	SAVVIS, Inc.*	99,930
4,087	Scansource, Inc.*	102,012
4,238	Seachange International, Inc.*	32,802
9,451	Semtech Corp.*	156,839
6,852	ShoreTel, Inc.*	31,656
4,735	Sigma Designs, Inc.*	44,983
4,669	Silicon Graphics International Corp.*	27,711
11,665	Silicon Image, Inc.*	42,227
7,999	SMART Modular Technologies (WWH), Inc.*	37,515
4,633	Smith Micro Software, Inc.*	35,442
5,319	SolarWinds, Inc.*	76,700
3,881	Sonic Solutions, Inc.*	31,242
31,689	Sonus Networks, Inc.*	93,799
4,182	Sourcefire, Inc.*	106,097
1,974	Spansion, Inc., Class A*	29,077
1,937	Spectrum Control, Inc.*	22,876
717	SPS Commerce, Inc.*	7,306
6,533	SRA International, Inc., Class A*	125,760
1,792	SRS Labs, Inc.*	16,074
1,900	SS&C Technologies Holdings, Inc.*	26,771
1,605	Stamps.com, Inc.*	18,361
3,412	Standard Microsystems Corp.*	61,825
6,200	STEC, Inc.*	69,192
3,122	Stratasys, Inc.*	70,901
686	Stream Global Services, Inc.*	2,607
9,577	SuccessFactors, Inc.*	202,075
3,718	Super Micro Computer, Inc.*	33,592
1,494	Supertex, Inc.*	32,883
7,104	Support.com, Inc.*	26,995
2,938	Sycamore Networks, Inc.	64,401
6,678	Symmetricom, Inc.*	33,924
5,156	Synaptics, Inc.*	136,222
3,096	Synchronoss Technologies, Inc.*	47,864
3,416	SYNNEX Corp.*	78,773
2,004	Syntel, Inc.	77,144
10,721	Take-Two Interactive Software, Inc.*	89,199
6,052	Taleo Corp., Class A*	155,113
6,278	Technitrol, Inc.	23,291
2,301	TechTarget, Inc.*	10,216
10,399	Tekelec*	113,973
6,904	TeleCommunication Systems, Inc., Class A*	21,264
1,225	TeleNav, Inc.*	6,860
4,596	TeleTech Holdings, Inc.*	58,277
8,866	Terremark Worldwide, Inc.*	74,297
763	Tessco Technologies, Inc.	8,034
7,643	Tessera Technologies, Inc.*	116,174
10,286	THQ, Inc.*	36,515
25,290	TIBCO Software, Inc.*	366,452
2,102	Tier Technologies, Inc.*	10,195
17,577	TiVo, Inc.*	138,155
3,967	TNS, Inc.*	59,584
841	Travelzoo, Inc.*	15,357
10,805	Trident Microsystems, Inc.*	16,424
23,625	TriQuint Semiconductor, Inc.*	164,194

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12,183	TTM Technologies, Inc.*	$100,632
4,711	Tyler Technologies, Inc.*	81,547
3,794	Ultimate Software Group, Inc.*	124,898
3,294	Ultra Clean Holdings*	27,900
3,644	Ultratech, Inc.*	60,527
2,548	Unica Corp.*	53,788
6,481	Unisys Corp.*	144,915
13,264	United Online, Inc.	65,392
4,584	Universal Display Corp.*	90,351
17,797	UTStarcom, Inc.*	33,636
12,379	ValueClick, Inc.*	134,931
4,101	VASCO Data Security International, Inc.*	24,462
6,171	Veeco Instruments, Inc.*	205,062
13,006	VeriFone Systems, Inc.*	314,485
5,050	Viasat, Inc.*	176,498
654	Viasystems Group, Inc.*	9,333
3,483	Virage Logic Corp.*	41,796
5,366	VirnetX Holding Corp.	39,225
2,060	Virtusa Corp.*	18,169
2,549	Vocus, Inc.*	37,776
3,772	Volterra Semiconductor Corp.*	75,629
12,189	Wave Systems Corp., Class A*	25,353
6,576	Websense, Inc.*	127,903
5,905	Wright Express Corp.*	189,610
5,084	X-Rite, Inc.*	16,726
4,589	Xyratex Ltd.*	55,252
8,492	Zix Corp.*	22,674
7,801	Zoran Corp.*	63,032
2,658	Zygo Corp.*	21,370
		25,128,081
	Materials - 3.8%

4,793	A. Schulman, Inc.	87,089
2,542	A.M. Castle & Co.*	35,435
684	AEP Industries, Inc.*	16,177
11,398	Allied Nevada Gold Corp.*	267,283
3,628	AMCOL International Corp.	94,763
3,096	American Vanguard Corp.	20,465
3,440	Arch Chemicals, Inc.	105,677
4,291	Balchem Corp.	104,915
10,670	Boise, Inc.*	73,410
3,087	Brush Engineered Materials, Inc.*	74,242
5,973	Buckeye Technologies, Inc.	70,959
8,550	Calgon Carbon Corp.*	106,704
9,319	Capital Gold Corp.*	30,287
9,704	Century Aluminum Co.*	97,040
1,747	Clearwater Paper Corp.*	118,726
13,402	Coeur d’Alene Mines Corp.*	229,978
1,634	Deltic Timber Corp.	66,716
13,111	Ferro Corp.*	140,288
9,787	General Moly, Inc.*	29,459
5,133	Georgia Gulf Corp.*	66,729
9,334	Globe Specialty Metals, Inc.*	102,021
39,248	Golden Star Resources Ltd.*	185,643
2,609	Graham Packaging Co., Inc.*	29,169
17,086	Graphic Packaging Holding Co.*	52,112
7,445	H.B. Fuller Co.	141,381
1,319	Hawkins, Inc.	40,190
1,849	Haynes International, Inc.	54,139
9,189	Headwaters, Inc.*	28,210
38,981	Hecla Mining Co.*	222,971
6,596	Horsehead Holding Corp.*	52,240
3,259	Innophos Holdings, Inc.	95,065
12,797	Jaguar Mining, Inc.*	75,246
2,312	Kaiser Aluminum Corp.	85,359
5,816	KapStone Paper and Packaging Corp.*	66,244
931	KMG Chemicals, Inc.	12,373
3,127	Koppers Holdings, Inc.	62,540
1,710	Kraton Performance Polymers, Inc.*	46,204
4,020	Landec Corp.*	22,110
19,303	Louisiana-Pacific Corp.*	128,558
2,605	LSB Industries, Inc.*	43,191
1,741	Metals USA Holdings Corp.*	20,405
2,861	Minerals Technologies, Inc.	153,350
5,374	Myers Industries, Inc.	34,232
2,239	Neenah Paper, Inc.	32,958
1,573	NewMarket Corp.	158,134
1,036	NL Industries, Inc.	7,894
1,750	Noranda Aluminum Holding Corp.*	13,947
12,005	Olin Corp.	215,010
1,388	Olympic Steel, Inc.	30,591
4,698	OM Group, Inc.*	120,269
6,795	Omnova Solutions, Inc.*	41,449
6,969	P. H. Glatfelter Co.	71,293
14,119	PolyOne Corp.*	137,660
1,698	Quaker Chemical Corp.	50,278
5,928	Rock-Tenn Co., Class A	285,611
7,932	Rockwood Holdings, Inc.*	205,042
4,578	RTI International Metals, Inc.*	126,353
2,795	Schweitzer-Mauduit International, Inc.	150,483
5,876	Senomyx, Inc.*	23,974
7,537	Sensient Technologies Corp.	209,001
8,215	Silgan Holdings, Inc.	245,546
18,472	Solutia, Inc.*	250,111
4,704	Spartech Corp.*	42,007
1,187	Stepan Co.	65,819
6,769	Stillwater Mining Co.*	92,735
4,318	STR Holdings, Inc.*	89,253
3,166	Texas Industries, Inc.	95,740
21,279	Thompson Creek Metals Co., Inc.*	182,574
1,203	TPC Group, Inc.*	20,908
4,070	U.S. Energy Corp.*	16,524
13,570	U.S. Gold Corp.*	70,157
395	United States Lime & Minerals, Inc.*	15,113
1,031	Universal Stainless & Alloy*	21,208
2,236	Verso Paper Corp.*	4,785
7,462	Wausau Paper Corp.*	47,234
2,991	Westlake Chemical Corp.	77,527
9,205	Worthington Industries, Inc.	130,895
11,064	WR Grace & Co.*	279,919
3,302	Zep, Inc.	57,158
4,227	Zoltek Cos., Inc.*	35,972
		7,310,427
	Telecommunication Services - 0.7%

3,427	AboveNet, Inc.*	176,902
6,784	Alaska Communications Systems Group, Inc.	65,533
1,419	Atlantic Tele-Network, Inc.	60,520
4,081	Cbeyond, Inc.*	48,768
30,617	Cincinnati Bell, Inc.*	71,950
6,828	Cogent Communications Group, Inc.*	59,540
3,791	Consolidated Communications Holdings, Inc.	65,736
7,606	FiberTower Corp.*	27,306

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,238	General Communication, Inc., Class A*	$65,214
4,590	Global Crossing Ltd.*	56,457
10,621	Globalstar, Inc.*	15,931
14,315	ICO Global Communications Holdings Ltd.*	19,182
2,153	IDT Corp., Class B*	31,218
5,186	Iridium Communications, Inc.*	44,963
5,029	Neutral Tandem, Inc.*	56,828
4,476	NTELOS Holdings Corp.	72,422
19,163	PAETEC Holding Corp.*	78,568
9,137	Premiere Global Services, Inc.*	45,320
3,613	Shenandoah Telecommunications Co.	61,024
10,613	Syniverse Holdings, Inc.*	218,309
3,370	USA Mobility, Inc.	48,393
16,018	Vonage Holdings Corp.*	34,599
		1,424,683
	Utilities - 2.5%

4,733	Allete, Inc.	168,353
2,864	American DG Energy, Inc.*	7,389
2,827	American States Water Co.	94,224
961	Artesian Resources Corp., Class A	17,211
8,357	Avista Corp.	174,411
5,963	Black Hills Corp.	181,454
1,851	Cadiz, Inc.*	20,361
2,999	California Water Service Group	104,395
1,823	Central Vermont Public Service Corp.	36,150
2,407	CH Energy Group, Inc.	101,431
1,440	Chesapeake Utilities Corp.	49,594
9,238	Cleco Corp.	261,713
1,296	Connecticut Water Service, Inc.	29,316
2,214	Consolidated Water Co., Ltd.	20,391
15,607	Dynegy, Inc.*	76,942
6,661	El Paso Electric Co.*	152,870
6,110	Empire District Electric Co. (The)	119,878
7,321	IDACORP, Inc.	256,674
3,392	Laclede Group, Inc. (The)	112,954
3,518	MGE Energy, Inc.	131,292
2,328	Middlesex Water Co.	38,202
6,286	New Jersey Resources Corp.	233,902
6,891	Nicor, Inc.	291,420
4,044	Northwest Natural Gas Co.	183,759
5,507	NorthWestern Corp.	154,857
10,920	Piedmont Natural Gas Co., Inc.	297,898
13,193	PNM Resources, Inc.	150,928
11,458	Portland General Electric Co.	228,931
1,971	SJW Corp.	45,550
4,547	South Jersey Industries, Inc.	213,664
6,906	Southwest Gas Corp.	217,194
4,189	Southwest Water Co.	45,995
4,564	UIL Holdings Corp.	120,900
5,491	Unisource Energy Corp.	178,622
1,653	Unitil Corp.	35,176
7,709	WGL Holdings, Inc.	271,896
1,919	York Water Co.	29,457
		4,855,354
	Total Common Stocks (Cost $157,608,008)	138,756,697

No. of Warrants
	Warrants - 0.0%
67	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

Principal
Amount
	U.S. Government & Agency Securities (a) - 4.1%
	Federal Home Loan Bank
$1,458,453	0.11%, due 09/01/10	1,458,453
1,097,294	0.10%, due 09/02/10	1,097,294
4,575,789	0.11%, due 09/02/10	4,575,789
687,789	0.15%, due 09/03/10	687,789
13,727	0.16%, due 09/03/10	13,727
	Total U.S. Government & Agency Securities (Cost $7,833,052)	7,833,052

	Repurchase Agreements (a) - 35.6%
5,551,674	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $5,551,711(b)	5,551,674
13,727,577	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $13,728,111(c)	13,727,577
6,669,967	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $6,670,011(d)	6,669,967
2,287,930	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $2,287,946(e)	2,287,930
9,151,718	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $9,152,092(f)	9,151,718
2,095,173	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,095,187(g)	2,095,173
11,198,282	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $11,198,360(h)	11,198,282
13,435,087	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $13,435,177(i)	13,435,087
4,326,131	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $4,326,159(j)	4,326,131
	Total Repurchase Agreements (Cost $68,443,539)	68,443,539
	Total Investment Securities (Cost $233,884,599) — 111.9%	215,033,288
	Liabilities in excess of other assets — (11.9%)	(22,848,191)
	Net Assets — 100.0%	$192,185,097

*	Non-income producing security.

See accompanying notes to schedules of portfolio investments.

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $96,394,213.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $5,662,708. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $14,002,191. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $6,803,386. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $2,333,703. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $9,334,753. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $2,137,088. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $11,422,249. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $13,703,825. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $4,412,672. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,947,519
Aggregate gross unrealized depreciation	(24,962,817)
Net unrealized depreciation	$(20,015,298)
Federal income tax cost of investments	$235,048,586

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation

E-Mini Russell 2000 Futures Contracts	581	09/17/10	$34,923,910	$(848,300)

Cash collateral in the amount of $1,903,592 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of August 31, 2010:

	Notional Amount	Unrealized
	at Value	Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$5,491,995	$(605,450)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	50,409,713	(9,337,961)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	1,933,971	(154,220)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	3,621,188	(2,385,456)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	106,466,980	(10,522,406)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	42,764,417	(2,536,317)

		$(25,541,810)

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 85.3%
	Consumer Discretionary - 12.8%

9,467	Amazon.com, Inc.*	$1,181,766
4,903	Apollo Group, Inc., Class A*	208,279
11,283	Bed Bath & Beyond, Inc.*	405,850
46,232	Comcast Corp., Class A	791,492
20,661	DIRECTV, Class A*	783,465
6,890	DISH Network Corp., Class A	123,675
8,926	Expedia, Inc.	204,048
5,936	Garmin Ltd.	157,957
17,506	Liberty Media Corp. - Interactive, Class A*	184,688
13,314	Mattel, Inc.	279,461
45,558	News Corp., Class A	572,664
4,390	O’Reilly Automotive, Inc.*	207,515
1,607	priceline.com, Inc.*	468,408
3,995	Ross Stores, Inc.	198,272
3,842	Sears Holdings Corp.*	237,820
15,686	Staples, Inc.	278,740
33,083	Starbucks Corp.	760,578
5,340	Urban Outfitters, Inc.*	161,909
10,788	Virgin Media, Inc.	224,498
4,296	Wynn Resorts Ltd.	346,301
		7,777,386
	Consumer Staples - 0.7%

7,406	Costco Wholesale Corp.	418,809

	Health Care - 12.8%

14,281	Amgen, Inc.*	728,902
9,285	Biogen Idec, Inc.*	499,533
14,589	Celgene Corp.*	751,625
2,337	Cephalon, Inc.*	132,298
2,612	Cerner Corp.*	190,284
4,514	DENTSPLY International, Inc.	125,580
15,646	Express Scripts, Inc.*	666,520
10,704	Genzyme Corp.*	750,458
28,035	Gilead Sciences, Inc.*	893,195
2,898	Henry Schein, Inc.*	153,014
8,698	Hologic, Inc.*	123,425
3,787	Illumina, Inc.*	162,424
1,245	Intuitive Surgical, Inc.*	329,962
5,911	Life Technologies Corp.*	252,814
9,984	Mylan, Inc.*	171,325
3,760	Patterson Cos., Inc.	95,090
7,516	QIAGEN N.V.*	133,935
23,626	Teva Pharmaceutical Industries Ltd. (ADR)	1,195,003
6,722	Vertex Pharmaceuticals, Inc.*	224,112
8,019	Warner Chilcott plc, Class A*	227,900
		7,807,399
	Industrials - 3.4%

5,264	C.H. Robinson Worldwide, Inc.	342,107
5,868	Cintas Corp.	149,575
6,670	Expeditors International of Washington, Inc.	264,065
4,509	Fastenal Co.	204,123
4,261	Foster Wheeler AG*	90,887
4,069	J.B. Hunt Transport Services, Inc.	133,219
3,233	Joy Global, Inc.	183,441
13,065	PACCAR, Inc.	535,534
2,849	Stericycle, Inc.*	186,610
		2,089,561
	Information Technology - 53.6%

35,530	Activision Blizzard, Inc.	379,816
16,449	Adobe Systems, Inc.*	456,624
13,573	Altera Corp.	334,846
40,599	Apple, Inc.*	9,880,579
22,218	Applied Materials, Inc.	230,845
7,654	Autodesk, Inc.*	212,398
11,403	Automatic Data Processing, Inc.	440,270
8,691	Baidu, Inc. (ADR)*	681,635
6,783	BMC Software, Inc.*	244,595
12,813	Broadcom Corp., Class A	384,006
15,812	CA, Inc.	284,774
6,589	Check Point Software Technologies Ltd.*	229,890
65,271	Cisco Systems, Inc.*	1,308,684
7,060	Citrix Systems, Inc.*	409,056
9,335	Cognizant Technology Solutions Corp., Class A*	537,743
23,032	Dell, Inc.*	271,087
31,181	eBay, Inc.*	724,646
10,557	Electronic Arts, Inc.*	160,889
2,386	First Solar, Inc.*	305,050
6,098	Fiserv, Inc.*	305,083
28,220	Flextronics International Ltd.*	139,125
5,122	FLIR Systems, Inc.*	128,665
4,781	Google, Inc., Class A*	2,151,546
3,518	Infosys Technologies Ltd. (ADR)	201,546
62,325	Intel Corp.	1,104,399
12,659	Intuit, Inc.*	541,805
6,651	KLA-Tencor Corp.	186,294
4,213	Lam Research Corp.*	152,131
9,561	Linear Technology Corp.	273,923
5,488	Logitech International S.A. (Registered)*	80,893
19,673	Marvell Technology Group Ltd.*	313,588
9,576	Maxim Integrated Products, Inc.	151,971
4,898	Microchip Technology, Inc.	135,626
96,539	Microsoft Corp.	2,266,736
11,525	NetApp, Inc.*	466,071
17,976	NVIDIA Corp.*	167,716
67,084	Oracle Corp.	1,467,798
10,968	Paychex, Inc.	272,994
63,288	QUALCOMM, Inc.	2,424,563
17,828	Research In Motion Ltd.*	764,108
7,447	SanDisk Corp.*	247,538
15,549	Seagate Technology plc*	157,511
26,723	Symantec Corp.*	364,234
5,526	VeriSign, Inc.*	160,972
11,741	Xilinx, Inc.	283,545
21,300	Yahoo!, Inc.*	278,604
		32,666,418
	Materials - 0.3%

3,739	Sigma-Aldrich Corp.	198,803

	Telecommunication Services - 1.7%

3,362	Millicom International Cellular S.A.	309,573
5,189	NII Holdings, Inc.*	188,101
20,856	Vodafone Group plc (ADR)	504,298
		1,001,972
	Total Common Stocks (Cost $56,099,226)	51,960,348

See accompanying notes to schedules of portfolio investments.

Principal
Amount		Value
	U.S. Government & Agency Securities (a) - 0.6%
	Federal Home Loan Bank
$72,288	0.11%, due 09/01/10	$72,288
54,387	0.10%, due 09/02/10	54,387
226,799	0.11%, due 09/02/10	226,799
34,090	0.15%, due 09/03/10	34,090
680	0.16%, due 09/03/10	680
	Total U.S. Government & Agency Securities (Cost $388,244)	388,244

	Repurchase Agreements (a) - 11.5%
546,460	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $546,464(b)	546,460
680,408	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $680,434(c)	680,408
330,597	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $330,599(d)	330,597
113,401	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $113,402(e)	113,401
453,605	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $453,624(f)	453,605
332,921	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $332,923(g)	332,921
1,929,486	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,929,499(h)	1,929,486
2,391,937	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,391,953(i)	2,391,937
214,428	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $214,429(j)	214,428
	Total Repurchase Agreements (Cost $6,993,243)	6,993,243
	Total Investment Securities (Cost $63,480,713) — 97.4%	59,341,835
	Other assets less liabilities — 2.6%	1,563,012
	Net Assets — 100.0%	$60,904,847

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $22,147,959.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $557,389. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $694,019. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $337,210. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $115,670. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $462,677. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $339,581. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,968,076. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $2,439,782. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $218,717. The investment in the repurchase agreement was through participation in a pooled account.

ADR       American Depositary Receipt

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$931,069
Aggregate gross unrealized depreciation	(5,475,449)
Net unrealized depreciation	$(4,544,380)
Federal income tax cost of investments	$63,886,215

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	491	09/17/10	$17,356,850	$(235,599)

Cash collateral in the amount of $1,517,190 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$3,381,055	$(713,632)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	20,154,915	228,531

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	2,491,310	(716,805)

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the NASDAQ-100® Index	26,615,863	(112,530)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	60,754,085	1,192,636

		$(121,800)

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 52.2%
	Consumer Discretionary - 5.3%

4,589	Home Depot, Inc.	$127,620
4,589	McDonald’s Corp.	335,272
4,589	Walt Disney Co. (The)	149,556
		612,448
	Consumer Staples - 7.7%

4,589	Coca-Cola Co. (The)	256,617
4,589	Kraft Foods, Inc., Class A	137,441
4,589	Procter & Gamble Co. (The)	273,826
4,589	Wal-Mart Stores, Inc.	230,092
		897,976
	Energy - 5.3%

4,589	Chevron Corp.	340,320
4,589	Exxon Mobil Corp.	271,485
		611,805
	Financials - 5.4%

4,589	American Express Co.	182,964
4,589	Bank of America Corp.	57,133
4,589	JPMorgan Chase & Co.	166,856
4,589	Travelers Cos., Inc. (The)	224,769
		631,722
	Health Care - 4.3%

4,589	Johnson & Johnson	261,665
4,589	Merck & Co., Inc.	161,349
4,589	Pfizer, Inc.	73,103
		496,117
	Industrials - 11.2%

4,589	3M Co.	360,466
4,589	Boeing Co. (The)	280,525
4,589	Caterpillar, Inc.	299,019
4,589	General Electric Co.	66,449
4,589	United Technologies Corp.	299,249
		1,305,708
	Information Technology - 8.8%

4,589	Cisco Systems, Inc.*	92,009
4,589	Hewlett-Packard Co.	176,585
4,589	Intel Corp.	81,317
4,589	International Business Machines Corp.	565,502
4,589	Microsoft Corp.	107,750
		1,023,163
	Materials - 2.0%

4,589	Alcoa, Inc.	46,854
4,589	E.I. du Pont de Nemours & Co.	187,093
		233,947
	Telecommunication Services - 2.2%

4,589	AT&T, Inc.	124,041
4,589	Verizon Communications, Inc.	135,421
		259,462
	Total Common Stocks (Cost $6,422,567)	6,072,348

Principal
Amount
	U.S. Government & Agency Securities (a) - 2.2%
	Federal Home Loan Bank
$46,594	0.11%, due 09/01/10	46,594
35,056	0.10%, due 09/02/10	35,056
146,185	0.11%, due 09/02/10	146,185
21,973	0.15%, due 09/03/10	21,973
439	0.16%, due 09/03/10	439
	Total U.S. Government & Agency Securities (Cost $250,247)	250,247

	Repurchase Agreements (a) - 42.2%
382,726	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $382,729(b)	382,726
438,560	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $438,577(c)	438,560
213,088	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $213,089(d)	213,088
73,093	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $73,094(e)	73,093
292,374	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $292,386(f)	292,374
240,341	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $240,343(g)	240,341
1,398,192	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,398,202(h)	1,398,192
1,735,797	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,735,809(i)	1,735,797
138,208	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $138,209(j)	138,208
	Total Repurchase Agreements (Cost $4,912,379)	4,912,379
	Total Investment Securities (Cost $11,585,193) — 96.6%	11,234,974
	Other assets less liabilities — 3.4%	392,460
	Net Assets — 100.0%	$11,627,434

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $6,354,780.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $390,381. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $447,333. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $217,350. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $74,555. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $298,222. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $245,149. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,426,156. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $1,770,518. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $140,973. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,645
Aggregate gross unrealized depreciation	(428,906)
Net unrealized depreciation	$(378,261)
Federal income tax cost of investments	$11,613,235

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of August 31, 2010:

	Number of	Expiration	Notional Amount	Unrealized
	Contracts	Date	at Value	Appreciation
E-Mini Dow Jones Futures Contracts	70	09/17/10	$3,500,700	$19,526

Cash collateral in the amount of $398,300 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of August 31, 2010:

		Unrealized
	Notional Amount	Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$708,936	$(102,343)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	19,912,614	208,004

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	854,121	(199,353)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	3,831,993	7,272

		$(86,420)

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 82.9%
	Consumer Discretionary - 8.5%

1,422	Abercrombie & Fitch Co., Class A	$49,201
5,531	Amazon.com, Inc.*	690,435
2,028	Apollo Group, Inc., Class A*	86,149
1,453	AutoNation, Inc.*	32,809
472	AutoZone, Inc.*	99,016
4,244	Bed Bath & Beyond, Inc.*	152,657
5,577	Best Buy Co., Inc.	175,062
1,296	Big Lots, Inc.*	40,513
3,597	CarMax, Inc.*	71,688
6,978	Carnival Corp.	217,574
10,960	CBS Corp., Class B	151,467
4,918	Coach, Inc.	176,261
45,483	Comcast Corp., Class A	778,669
4,462	D.R. Horton, Inc.	45,780
2,266	Darden Restaurants, Inc.	93,495
999	DeVry, Inc.	38,072
14,649	DIRECTV, Class A*	555,490
4,582	Discovery Communications, Inc., Class A*	172,971
4,330	Eastman Kodak Co.*	15,112
3,342	Expedia, Inc.	76,398
2,177	Family Dollar Stores, Inc.	93,154
54,912	Ford Motor Co.*	619,956
2,455	Fortune Brands, Inc.	109,959
2,463	GameStop Corp., Class A*	44,162
3,839	Gannett Co., Inc.	46,414
7,236	Gap, Inc. (The)	122,216
2,559	Genuine Parts Co.	107,299
3,916	Goodyear Tire & Rubber Co. (The)*	36,184
5,306	H&R Block, Inc.	68,182
3,796	Harley-Davidson, Inc.	92,319
1,120	Harman International Industries, Inc.*	34,910
2,109	Hasbro, Inc.	85,119
27,086	Home Depot, Inc.	753,262
4,803	International Game Technology	70,124
7,888	Interpublic Group of Cos., Inc. (The)*	67,285
3,807	J.C. Penney Co., Inc.	76,140
10,844	Johnson Controls, Inc.	287,691
4,963	Kohl’s Corp.*	233,162
2,386	Leggett & Platt, Inc.	45,740
2,623	Lennar Corp., Class A	34,545
4,351	Limited Brands, Inc.	102,684
23,038	Lowe’s Cos., Inc.	467,671
6,804	Macy’s, Inc.	132,270
4,134	Marriott International, Inc., Class A	132,329
5,879	Mattel, Inc.	123,400
17,341	McDonald’s Corp.	1,266,933
5,085	McGraw-Hill Cos., Inc. (The)	140,600
592	Meredith Corp.	17,322
1,878	New York Times Co. (The), Class A*	13,484
4,484	Newell Rubbermaid, Inc.	67,350
36,329	News Corp., Class A	456,656
6,264	NIKE, Inc., Class B	438,480
2,683	Nordstrom, Inc.	77,592
4,441	Office Depot, Inc.*	15,144
4,948	Omnicom Group, Inc.	173,229
2,226	O’Reilly Automotive, Inc.*	105,223
1,062	Polo Ralph Lauren Corp.	80,436
764	priceline.com, Inc.*	222,691
5,119	PulteGroup, Inc.*	41,106
2,021	RadioShack Corp.	37,348
1,976	Ross Stores, Inc.	98,069
1,448	Scripps Networks Interactive, Inc., Class A	58,181
778	Sears Holdings Corp.*	48,158
2,585	Stanley Black & Decker, Inc.	138,659
11,767	Staples, Inc.	209,100
12,012	Starbucks Corp.	276,156
3,054	Starwood Hotels & Resorts Worldwide, Inc.	142,713
11,871	Target Corp.	607,320
2,049	Tiffany & Co.	81,202
5,705	Time Warner Cable, Inc.	294,435
18,371	Time Warner, Inc.	550,763
6,576	TJX Cos., Inc.	261,001
2,100	Urban Outfitters, Inc.*	63,672
1,420	VF Corp.	100,280
9,791	Viacom, Inc., Class B	307,633
31,570	Walt Disney Co. (The)	1,028,866
98	Washington Post Co. (The), Class B	35,303
1,209	Whirlpool Corp.	89,659
2,902	Wyndham Worldwide Corp.	67,297
1,113	Wynn Resorts Ltd.	89,719
7,534	Yum! Brands, Inc.	314,168
		15,720,944
	Consumer Staples - 9.8%

33,569	Altria Group, Inc.	749,260
10,366	Archer-Daniels-Midland Co.	319,066
6,905	Avon Products, Inc.	200,936
1,753	Brown-Forman Corp., Class B	107,441
3,016	Campbell Soup Co.	112,376
2,270	Clorox Co.	147,141
37,187	Coca-Cola Co. (The)	2,079,497
5,243	Coca-Cola Enterprises, Inc.	149,216
7,906	Colgate-Palmolive Co.	583,779
7,181	ConAgra Foods, Inc.	155,038
3,092	Constellation Brands, Inc., Class A*	51,513
7,107	Costco Wholesale Corp.	401,901
21,937	CVS Caremark Corp.	592,299
2,927	Dean Foods Co.*	29,943
3,960	Dr. Pepper Snapple Group, Inc.	145,807
1,929	Estee Lauder Cos., Inc. (The), Class A	108,159
10,695	General Mills, Inc.	386,731
5,098	H. J. Heinz Co.	235,732
2,674	Hershey Co. (The)	124,261
1,116	Hormel Foods Corp.	48,155
1,921	J.M. Smucker Co. (The)	112,340
4,110	Kellogg Co.	204,185
6,673	Kimberly-Clark Corp.	429,741
28,104	Kraft Foods, Inc., Class A	841,715
10,418	Kroger Co. (The)	205,547
2,463	Lorillard, Inc.	187,213
2,135	McCormick & Co., Inc. (Non-Voting)	85,122
3,297	Mead Johnson Nutrition Co.	172,070
2,544	Molson Coors Brewing Co., Class B	110,817
25,995	PepsiCo, Inc.	1,668,359
29,851	Philip Morris International, Inc.	1,535,535
46,422	Procter & Gamble Co. (The)	2,770,001
2,725	Reynolds American, Inc.	148,622
6,263	Safeway, Inc.	117,744
10,659	Sara Lee Corp.	153,916
3,420	SUPERVALU, Inc.	33,242
9,536	Sysco Corp.	262,145
4,923	Tyson Foods, Inc., Class A	80,639
15,772	Walgreen Co.	423,951

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
33,486	Wal-Mart Stores, Inc.	$1,678,988
2,763	Whole Foods Market, Inc.*	96,125
		18,046,268
	Energy - 9.0%

7,974	Anadarko Petroleum Corp.	366,724
5,805	Apache Corp.	521,579
6,916	Baker Hughes, Inc.	259,903
1,675	Cabot Oil & Gas Corp.	46,632
3,936	Cameron International Corp.*	144,766
10,493	Chesapeake Energy Corp.	216,995
32,378	Chevron Corp.	2,401,152
23,990	ConocoPhillips	1,257,796
3,638	CONSOL Energy, Inc.	117,144
6,435	Denbury Resources, Inc.*	94,852
7,202	Devon Energy Corp.	434,137
1,120	Diamond Offshore Drilling, Inc.	65,162
11,344	El Paso Corp.	129,208
4,082	EOG Resources, Inc.	354,603
82,402	Exxon Mobil Corp.	4,874,902
1,959	FMC Technologies, Inc.*	121,164
14,592	Halliburton Co.	411,640
1,705	Helmerich & Payne, Inc.	63,153
4,709	Hess Corp.	236,627
11,437	Marathon Oil Corp.	348,714
1,661	Massey Energy Co.	47,754
3,086	Murphy Oil Corp.	165,286
4,597	Nabors Industries Ltd.*	72,081
6,754	National Oilwell Varco, Inc.	253,883
2,814	Noble Energy, Inc.	196,361
13,091	Occidental Petroleum Corp.	956,690
4,332	Peabody Energy Corp.	185,410
1,869	Pioneer Natural Resources Co.	108,066
2,822	QEP Resources, Inc.	81,923
2,570	Range Resources Corp.	86,892
1,844	Rowan Cos., Inc.*	47,409
22,018	Schlumberger Ltd.	1,174,230
5,580	Southwestern Energy Co.*	182,578
10,446	Spectra Energy Corp.	212,472
1,944	Sunoco, Inc.	65,474
2,277	Tesoro Corp.	25,571
9,115	Valero Energy Corp.	143,743
9,419	Williams Cos., Inc. (The)	170,766
		16,643,442
	Financials - 13.2%

5,418	ACE Ltd.	289,700
7,569	Aflac, Inc.	357,635
8,672	Allstate Corp. (The)	239,347
19,363	American Express Co.	772,003
2,177	American International Group, Inc.*	73,866
4,123	Ameriprise Financial, Inc.	179,680
4,343	AON Corp.	157,390
1,884	Apartment Investment & Management Co., Class A (REIT)	38,509
1,804	Assurant, Inc.	65,954
1,337	AvalonBay Communities, Inc. (REIT)	140,679
161,723	Bank of America Corp.	2,013,451
19,553	Bank of New York Mellon Corp. (The)	474,551
11,156	BB&T Corp.	246,771
26,683	Berkshire Hathaway, Inc., Class B*	2,102,087
2,240	Boston Properties, Inc. (REIT)	182,336
7,358	Capital One Financial Corp.	278,574
4,356	CB Richard Ellis Group, Inc., Class A*	71,526
15,775	Charles Schwab Corp. (The)	201,289
5,267	Chubb Corp.	290,317
2,627	Cincinnati Financial Corp.	70,088
364,367	Citigroup, Inc.*	1,355,445
1,060	CME Group, Inc.	262,965
2,842	Comerica, Inc.	97,793
8,766	Discover Financial Services	127,195
3,192	E*Trade Financial Corp.*	39,613
4,561	Equity Residential (REIT)	209,031
1,432	Federated Investors, Inc., Class B	29,857
12,813	Fifth Third Bancorp	141,584
3,684	First Horizon National Corp.*	37,135
2,384	Franklin Resources, Inc.	230,080
7,884	Genworth Financial, Inc., Class A*	85,384
8,300	Goldman Sachs Group, Inc. (The)	1,136,602
7,158	Hartford Financial Services Group, Inc.	144,305
4,999	HCP, Inc. (REIT)	176,065
2,000	Health Care REIT, Inc. (REIT)	91,880
10,610	Host Hotels & Resorts, Inc. (REIT)	139,309
7,639	Hudson City Bancorp, Inc.	88,039
11,550	Huntington Bancshares, Inc./OH	61,100
1,191	IntercontinentalExchange, Inc.*	113,812
7,530	Invesco Ltd.	136,293
2,960	Janus Capital Group, Inc.	26,877
64,132	JPMorgan Chase & Co.	2,331,840
14,171	KeyCorp	104,440
6,538	Kimco Realty Corp. (REIT)	97,482
2,667	Legg Mason, Inc.	67,555
3,058	Leucadia National Corp.*	65,288
4,876	Lincoln National Corp.	113,903
5,666	Loews Corp.	199,103
1,341	M&T Bank Corp.	114,843
8,724	Marsh & McLennan Cos., Inc.	206,933
8,498	Marshall & Ilsley Corp.	55,662
14,426	MetLife, Inc.	542,418
3,171	Moody’s Corp.	67,035
22,531	Morgan Stanley	556,290
2,350	NASDAQ OMX Group, Inc. (The)*	42,089
3,899	Northern Trust Corp.	179,900
4,206	NYSE Euronext	116,674
6,041	People’s United Financial, Inc.	76,842
2,627	Plum Creek Timber Co., Inc. (REIT)	90,553
8,479	PNC Financial Services Group, Inc.	432,090
5,155	Principal Financial Group, Inc.	118,823
10,807	Progressive Corp. (The)	213,979
7,681	ProLogis (REIT)	83,339
7,511	Prudential Financial, Inc.	379,831
2,190	Public Storage (REIT)	214,664
19,139	Regions Financial Corp.	123,064
4,718	Simon Property Group, Inc. (REIT)	426,743
7,829	SLM Corp.*	86,510
8,087	State Street Corp.	283,692
8,058	SunTrust Banks, Inc.	181,224
4,183	T. Rowe Price Group, Inc.	183,132
1,330	Torchmark Corp.	65,635
7,579	Travelers Cos., Inc. (The)	371,219
30,899	U.S. Bancorp	642,699
5,365	Unum Group	107,568
2,528	Ventas, Inc. (REIT)	127,689
2,551	Vornado Realty Trust (REIT)	206,784
83,984	Wells Fargo & Co.	1,977,823
5,515	XL Group plc	98,774
2,557	Zions Bancorp.	47,126
		24,377,375

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Health Care - 9.7%

24,881	Abbott Laboratories	$1,227,629
6,850	Aetna, Inc.	183,032
4,956	Allergan, Inc.	304,398
4,555	AmerisourceBergen Corp.	124,260
15,441	Amgen, Inc.*	788,109
9,616	Baxter International, Inc.	409,257
3,761	Becton, Dickinson and Co.	256,463
3,899	Biogen Idec, Inc.*	209,766
24,443	Boston Scientific Corp.*	126,859
27,719	Bristol-Myers Squibb Co.	722,911
1,533	C.R. Bard, Inc.	117,780
5,836	Cardinal Health, Inc.	174,847
2,867	CareFusion Corp.*	61,870
7,428	Celgene Corp.*	382,691
1,210	Cephalon, Inc.*	68,498
1,100	Cerner Corp.*	80,135
4,459	CIGNA Corp.	143,669
2,383	Coventry Health Care, Inc.*	46,111
1,675	DaVita, Inc.*	108,238
2,359	DENTSPLY International, Inc.	65,627
16,358	Eli Lilly & Co.	548,974
8,834	Express Scripts, Inc.*	376,328
4,896	Forest Laboratories, Inc.*	133,612
4,302	Genzyme Corp.*	301,613
13,520	Gilead Sciences, Inc.*	430,747
2,674	Hospira, Inc.*	137,337
2,743	Humana, Inc.*	131,088
633	Intuitive Surgical, Inc.*	167,764
44,459	Johnson & Johnson	2,535,052
4,024	King Pharmaceuticals, Inc.*	35,049
1,677	Laboratory Corp. of America Holdings*	121,784
2,943	Life Technologies Corp.*	125,872
4,375	McKesson Corp.	253,969
6,994	Medco Health Solutions, Inc.*	304,099
17,757	Medtronic, Inc.	558,990
50,264	Merck & Co., Inc.	1,767,282
4,979	Mylan, Inc.*	85,440
1,504	Patterson Cos., Inc.	38,036
1,900	PerkinElmer, Inc.	39,919
130,021	Pfizer, Inc.	2,071,235
2,435	Quest Diagnostics, Inc.	105,922
5,267	St. Jude Medical, Inc.*	182,080
4,540	Stryker Corp.	196,083
7,026	Tenet Healthcare Corp.*	27,542
6,616	Thermo Fisher Scientific, Inc.*	278,666
18,322	UnitedHealth Group, Inc.	581,174
1,992	Varian Medical Systems, Inc.*	106,054
1,498	Waters Corp.*	90,659
1,727	Watson Pharmaceuticals, Inc.*	74,382
6,445	WellPoint, Inc.*	320,188
3,270	Zimmer Holdings, Inc.*	154,246
		17,883,336
	Industrials - 8.7%

11,493	3M Co.	902,775
1,782	Avery Dennison Corp.	57,951
12,236	Boeing Co. (The)	747,987
2,674	C.H. Robinson Worldwide, Inc.	173,783
10,120	Caterpillar, Inc.	659,419
2,119	Cintas Corp.	54,013
6,275	CSX Corp.	313,060
3,233	Cummins, Inc.	240,568
8,477	Danaher Corp.	307,969
6,849	Deere & Co.	433,336
3,009	Dover Corp.	134,683
811	Dun & Bradstreet Corp.	53,445
2,702	Eaton Corp.	187,735
12,141	Emerson Electric Co.	566,378
2,040	Equifax, Inc.	60,119
3,433	Expeditors International of Washington, Inc.	135,912
2,115	Fastenal Co.	95,746
5,049	FedEx Corp.	394,074
904	Flowserve Corp.	80,800
2,882	Fluor Corp.	128,710
6,217	General Dynamics Corp.	347,344
172,098	General Electric Co.	2,491,979
2,017	Goodrich Corp.	138,124
12,350	Honeywell International, Inc.	482,762
6,237	Illinois Tool Works, Inc.	257,339
2,916	Iron Mountain, Inc.	59,136
2,958	ITT Corp.	125,715
2,014	Jacobs Engineering Group, Inc.*	69,846
1,865	L-3 Communications Holdings, Inc.	124,209
5,024	Lockheed Martin Corp.	349,269
5,782	Masco Corp.	60,653
5,965	Norfolk Southern Corp.	320,201
4,854	Northrop Grumman Corp.	262,699
5,881	PACCAR, Inc.	241,062
1,883	Pall Corp.	64,380
2,596	Parker Hannifin Corp.	153,579
3,345	Pitney Bowes, Inc.	64,358
2,291	Precision Castparts Corp.	259,295
3,400	Quanta Services, Inc.*	60,996
3,326	R.R. Donnelley & Sons Co.	50,372
6,143	Raytheon Co.	269,801
5,231	Republic Services, Inc.	153,948
2,418	Robert Half International, Inc.	52,180
2,298	Rockwell Automation, Inc.	117,520
2,536	Rockwell Collins, Inc.	136,766
1,513	Roper Industries, Inc.	87,875
854	Ryder System, Inc.	32,768
933	Snap-On, Inc.	38,468
12,000	Southwest Airlines Co.	132,600
1,364	Stericycle, Inc.*	89,342
4,405	Textron, Inc.	75,193
8,208	Tyco International Ltd.	305,994
8,158	Union Pacific Corp.	595,045
15,965	United Parcel Service, Inc., Class B	1,018,567
15,040	United Technologies Corp.	980,758
999	W.W. Grainger, Inc.	105,684
7,786	Waste Management, Inc.	257,639
		16,161,929
	Information Technology - 15.1%

8,486	Adobe Systems, Inc.*	235,571
9,118	Advanced Micro Devices, Inc.*	51,243
5,610	Agilent Technologies, Inc.*	151,302
2,763	Akamai Technologies, Inc.*	127,291
4,862	Altera Corp.	119,946
2,798	Amphenol Corp., Class A	113,935
4,803	Analog Devices, Inc.	133,908
14,667	Apple, Inc.*	3,569,508
21,652	Applied Materials, Inc.	224,964
3,699	Autodesk, Inc.*	102,647
8,107	Automatic Data Processing, Inc.	313,011
2,927	BMC Software, Inc.*	105,548
6,961	Broadcom Corp., Class A	208,621
6,296	CA, Inc.	113,391
92,060	Cisco Systems, Inc.*	1,845,803
2,994	Citrix Systems, Inc.*	173,472

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,826	Cognizant Technology Solutions Corp., Class A*	$278,002
2,485	Computer Sciences Corp.	98,928
3,629	Compuware Corp.*	26,056
25,159	Corning, Inc.	394,493
27,775	Dell, Inc.*	326,912
18,329	eBay, Inc.*	425,966
5,284	Electronic Arts, Inc.*	80,528
33,134	EMC Corp.*	604,364
4,121	Fidelity National Information Services, Inc.	106,487
784	First Solar, Inc.*	100,234
2,459	Fiserv, Inc.*	123,024
2,472	FLIR Systems, Inc.*	62,097
3,903	Google, Inc., Class A*	1,756,428
2,093	Harris Corp.	88,053
37,630	Hewlett-Packard Co.	1,448,002
89,688	Intel Corp.	1,589,271
20,670	International Business Machines Corp.	2,547,164
5,063	Intuit, Inc.*	216,696
3,123	Jabil Circuit, Inc.	32,011
3,620	JDS Uniphase Corp.*	33,268
8,481	Juniper Networks, Inc.*	230,683
2,740	KLA-Tencor Corp.	76,747
1,265	Lexmark International, Inc., Class A*	44,262
3,612	Linear Technology Corp.	103,484
10,536	LSI Corp.*	42,355
1,559	Mastercard, Inc., Class A	309,243
2,515	McAfee, Inc.*	118,331
3,666	MEMC Electronic Materials, Inc.*	37,723
2,990	Microchip Technology, Inc.	82,793
13,770	Micron Technology, Inc.*	89,023
122,903	Microsoft Corp.	2,885,762
2,188	Molex, Inc.	38,618
2,034	Monster Worldwide, Inc.*	22,435
37,462	Motorola, Inc.*	282,089
3,837	National Semiconductor Corp.	48,385
5,555	NetApp, Inc.*	224,644
5,640	Novell, Inc.*	31,697
1,548	Novellus Systems, Inc.*	36,068
9,223	NVIDIA Corp.*	86,051
63,106	Oracle Corp.	1,380,759
5,185	Paychex, Inc.	129,055
1,798	QLogic Corp.*	26,781
26,443	QUALCOMM, Inc.	1,013,031
3,040	Red Hat, Inc.*	105,032
4,716	SAIC, Inc.*	70,174
1,824	Salesforce.com, Inc.*	200,421
3,706	SanDisk Corp.*	123,188
12,877	Symantec Corp.*	175,514
6,210	Tellabs, Inc.	44,091
2,690	Teradata Corp.*	88,071
2,907	Teradyne, Inc.*	26,105
19,702	Texas Instruments, Inc.	453,737
3,183	Total System Services, Inc.	45,199
2,941	VeriSign, Inc.*	85,671
7,295	Visa, Inc., Class A	503,209
3,695	Western Digital Corp.*	89,234
10,835	Western Union Co. (The)	169,893
22,229	Xerox Corp.	187,613
4,434	Xilinx, Inc.	107,081
18,978	Yahoo!, Inc.*	248,232
		27,990,629
	Materials - 3.0%

3,423	Air Products & Chemicals, Inc.	253,405
1,346	Airgas, Inc.	88,567
1,771	AK Steel Holding Corp.	22,562
16,459	Alcoa, Inc.	168,046
1,588	Allegheny Technologies, Inc.	64,663
1,487	Ball Corp.	83,391
1,760	Bemis Co., Inc.	50,811
1,145	CF Industries Holdings, Inc.	105,912
2,184	Cliffs Natural Resources, Inc.	133,639
18,616	Dow Chemical Co. (The)	453,672
14,605	E.I. du Pont de Nemours & Co.	595,446
1,166	Eastman Chemical Co.	71,767
3,762	Ecolab, Inc.	178,319
1,172	FMC Corp.	72,992
7,604	Freeport-McMoRan Copper & Gold, Inc.	547,336
1,282	International Flavors & Fragrances, Inc.	58,575
7,037	International Paper Co.	143,977
2,754	MeadWestvaco Corp.	59,927
8,795	Monsanto Co.	463,057
7,920	Newmont Mining Corp.	485,654
5,078	Nucor Corp.	186,769
2,659	Owens-Illinois, Inc.*	66,635
2,142	Pactiv Corp.*	68,715
2,682	PPG Industries, Inc.	176,556
4,931	Praxair, Inc.	424,214
2,570	Sealed Air Corp.	52,711
1,484	Sherwin-Williams Co. (The)	104,444
1,957	Sigma-Aldrich Corp.	104,054
1,359	Titanium Metals Corp.*	24,625
2,311	United States Steel Corp.	98,241
2,060	Vulcan Materials Co.	75,726
10,182	Weyerhaeuser Co.	159,854
		5,644,262
	Telecommunication Services - 2.7%

6,502	American Tower Corp., Class A*	304,684
95,249	AT&T, Inc.	2,574,580
4,843	CenturyLink, Inc.	175,123
15,971	Frontier Communications Corp.	123,456
4,212	MetroPCS Communications, Inc.*	37,655
24,069	Qwest Communications International, Inc.	135,990
48,053	Sprint Nextel Corp.*	196,056
45,565	Verizon Communications, Inc.	1,344,623
7,787	Windstream Corp.	89,823
		4,981,990
	Utilities - 3.2%

10,770	AES Corp. (The)*	110,285
2,732	Allegheny Energy, Inc.	61,607
3,841	Ameren Corp.	107,817
7,720	American Electric Power Co., Inc.	273,365
6,713	CenterPoint Energy, Inc.	99,285
3,706	CMS Energy Corp.	64,855
4,545	Consolidated Edison, Inc.	216,024
3,251	Constellation Energy Group, Inc.	95,352
9,608	Dominion Resources, Inc.	410,838
2,714	DTE Energy Co.	127,151
21,167	Duke Energy Corp.	363,861
5,253	Edison International	177,289
3,053	Entergy Corp.	240,699
2,318	EQT Corp.	75,567
10,647	Exelon Corp.	433,546

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,914	FirstEnergy Corp.	$179,508
1,241	Integrys Energy Group, Inc.	60,126
6,684	NextEra Energy, Inc.	359,131
730	Nicor, Inc.	30,872
4,472	NiSource, Inc.	77,544
2,837	Northeast Utilities	82,188
4,115	NRG Energy, Inc.*	83,617
1,713	Oneok, Inc.	73,505
3,599	Pepco Holdings, Inc.	64,602
6,002	PG&E Corp.	280,653
1,748	Pinnacle West Capital Corp.	69,658
7,553	PPL Corp.	205,139
4,630	Progress Energy, Inc.	198,673
8,156	Public Service Enterprise Group, Inc.	260,666
1,829	SCANA Corp.	71,386
3,990	Sempra Energy	203,171
13,290	Southern Co.	487,610
3,448	TECO Energy, Inc.	58,202
1,885	Wisconsin Energy Corp.	105,070
7,407	Xcel Energy, Inc.	165,250
		5,974,112
	Total Common Stocks (Cost $159,988,986)	153,424,287

Principal
Amount
	U.S. Government & Agency Securities (a) - 2.3%
	Federal Home Loan Bank
$773,049	0.11%, due 09/01/10	773,049
581,618	0.10%, due 09/02/10	581,618
2,425,385	0.11%, due 09/02/10	2,425,385
364,561	0.15%, due 09/03/10	364,561
7,276	0.16%, due 09/03/10	7,276
	Total U.S. Government & Agency Securities (Cost $4,151,889)	4,151,889

	Repurchase Agreements (a) - 18.6%
2,798,621	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,798,640(b)	2,798,621
7,276,267	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $7,276,550(c)	7,276,267
3,535,399	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $3,535,423(d)	3,535,399
1,212,711	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,212,719(e)	1,212,711
4,850,845	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $4,851,043(f)	4,850,845
988,925	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $988,932(g)	988,925
5,205,926	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $5,205,962(h)	5,205,926
6,204,883	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $6,204,924(i)	6,204,883
2,293,055	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $2,293,070(j)	2,293,055
	Total Repurchase Agreements (Cost $34,366,632)	34,366,632
	Total Investment Securities (Cost $198,507,507) — 103.8%	191,942,808
	Liabilities in excess of other assets — (3.8%)	(6,954,748)
	Net Assets — 100.0%	$184,988,060

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $86,577,221.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $2,854,594. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $7,421,825. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $3,606,117. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $1,236,973. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $4,947,862. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $1,008,709. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $5,310,045. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $6,328,997. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $2,338,926. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,642,800
Aggregate gross unrealized depreciation	(10,289,981)
Net unrealized depreciation	$(6,647,181)
Federal income tax cost of investments	$198,589,989

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	481	09/17/10	$25,216,425	$113,515

Cash collateral in the amount of $3,264,113 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of August 31, 2010:

		Unrealized
	Notional Amount	Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$50,165,283	$(921,338)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	16,593,290	1,146,269

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	115,340,296	(13,465,772)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	21,742,580	(311,481)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	160,605,109	3,858,449

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	11,875,892	(542,736)

		$(10,236,609)

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 78.5%
	Consumer Discretionary - 10.6%

809	99 Cents Only Stores*	$14,157
1,434	Aaron’s, Inc.	23,360
1,538	Advance Auto Parts, Inc.	83,775
1,646	Aeropostale, Inc.*	35,060
3,678	American Eagle Outfitters, Inc.	46,490
695	American Greetings Corp., Class A	13,413
1,034	AnnTaylor Stores Corp.*	15,851
972	Bally Technologies, Inc.*	30,569
699	Barnes & Noble, Inc.	10,583
536	Bob Evans Farms, Inc.	13,695
2,071	BorgWarner, Inc.*	90,399
970	Boyd Gaming Corp.*	6,732
1,805	Brinker International, Inc.	28,429
1,623	Burger King Holdings, Inc.	26,698
1,166	Career Education Corp.*	20,440
1,063	Cheesecake Factory, Inc. (The)*	23,801
3,144	Chico’s FAS, Inc.	25,938
554	Chipotle Mexican Grill, Inc.*	83,560
1,022	Coldwater Creek, Inc.*	4,405
1,142	Collective Brands, Inc.*	14,766
1,551	Corinthian Colleges, Inc.*	7,569
1,589	Dick’s Sporting Goods, Inc.*	38,883
2,239	Dollar Tree, Inc.*	101,494
1,337	DreamWorks Animation SKG, Inc., Class A*	39,615
1,056	Dress Barn, Inc. (The)*	22,018
2,755	Foot Locker, Inc.	32,344
854	Fossil, Inc.*	40,556
2,454	Gentex Corp.	43,117
1,030	Guess?, Inc.	33,279
1,682	Hanesbrands, Inc.*	40,267
672	Harte-Hanks, Inc.	6,875
536	International Speedway Corp., Class A	12,269
510	ITT Educational Services, Inc.*	27,163
988	J. Crew Group, Inc.*	30,124
762	John Wiley & Sons, Inc., Class A	27,120
1,301	KB Home	13,413
942	Lamar Advertising Co., Class A*	24,690
735	Life Time Fitness, Inc.*	24,968
2,513	LKQ Corp.*	46,742
532	Matthews International Corp., Class A	16,753
664	MDC Holdings, Inc.	17,676
989	Mohawk Industries, Inc.*	43,823
726	NetFlix, Inc.*	91,127
103	NVR, Inc.*	62,228
563	Panera Bread Co., Class A*	45,006
2,082	PetSmart, Inc.	66,395
997	Phillips-Van Heusen Corp.	45,543
1,011	Regis Corp.	16,954
1,158	Rent-A-Center, Inc.	23,253
775	Ryland Group, Inc.	12,485
2,831	Saks, Inc.*	22,337
451	Scholastic Corp.	10,567
1,159	Scientific Games Corp., Class A*	11,833
4,484	Service Corp. International	34,482
1,179	Sotheby’s	31,373
245	Strayer Education, Inc.	35,471
688	Thor Industries, Inc.	16,058
754	Timberland Co. (The), Class A*	12,117
2,474	Toll Brothers, Inc.*	42,751
639	Tractor Supply Co.	43,439
1,112	Tupperware Brands Corp.	43,746
669	Under Armour, Inc., Class A*	23,997
781	Warnaco Group, Inc. (The)*	32,708
5,903	Wendy’s/Arby’s Group, Inc., Class A	22,963
1,891	Williams-Sonoma, Inc.	49,090
918	WMS Industries, Inc.*	32,442
		2,131,244
	Consumer Staples - 3.3%

1,508	Alberto-Culver Co.	46,823
947	BJ’s Wholesale Club, Inc.*	39,736
1,247	Church & Dwight Co., Inc.	76,354
1,324	Corn Products International, Inc.	45,188
1,232	Energizer Holdings, Inc.*	77,678
1,356	Flowers Foods, Inc.	35,039
1,852	Green Mountain Coffee Roasters, Inc.*	57,079
1,249	Hansen Natural Corp.*	56,255
343	Lancaster Colony Corp.	15,630
1,116	NBTY, Inc.*	60,811
966	Ralcorp Holdings, Inc.*	57,622
721	Ruddick Corp.	23,339
2,597	Smithfield Foods, Inc.*	41,890
474	Tootsie Roll Industries, Inc.	11,191
425	Universal Corp.	15,155
		659,790
	Energy - 4.5%

2,859	Arch Coal, Inc.	64,356
998	Atwood Oceanics, Inc.*	25,030
687	Bill Barrett Corp.*	22,369
1,476	Cimarex Energy Co.	96,560
831	Comstock Resources, Inc.*	18,091
1,111	Exterran Holdings, Inc.*	24,586
1,979	Forest Oil Corp.*	51,691
1,862	Frontier Oil Corp.	21,804
1,619	Helix Energy Solutions Group, Inc.*	14,733
1,816	Mariner Energy, Inc.*	41,568
2,347	Newfield Exploration Co.*	112,679
970	Oceaneering International, Inc.*	48,510
466	Overseas Shipholding Group, Inc.	15,005
1,327	Patriot Coal Corp.*	13,642
2,707	Patterson-UTI Energy, Inc.	39,955
2,465	Plains Exploration & Production Co.*	58,864
3,090	Pride International, Inc.*	72,770
2,097	Quicksilver Resources, Inc.*	25,583
2,190	Southern Union Co.	49,275
1,383	Superior Energy Services, Inc.*	29,735
912	Tidewater, Inc.	36,553
715	Unit Corp.*	24,360
		907,719
	Financials - 16.4%

899	Affiliated Managers Group, Inc.*	57,725
878	Alexandria Real Estate Equities, Inc. (REIT)	60,907
2,959	AMB Property Corp. (REIT)	70,395
1,331	American Financial Group, Inc./OH	38,293
1,705	AmeriCredit Corp.*	41,261
3,489	Apollo Investment Corp.	33,390
1,823	Arthur J. Gallagher & Co.	45,302
3,042	Associated Banc-Corp	36,687
1,447	Astoria Financial Corp.	17,451
1,293	BancorpSouth, Inc.	16,486
845	Bank of Hawaii Corp.	37,738
1,094	BRE Properties, Inc. (REIT)	44,723
2,076	Brown & Brown, Inc.	39,527
1,159	Camden Property Trust (REIT)	53,036
1,381	Cathay General Bancorp	13,244
767	City National Corp./CA	37,153
1,292	Commerce Bancshares, Inc./MO	46,163

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,037	Corporate Office Properties Trust (REIT)	$37,436
1,790	Cousins Properties, Inc. (REIT)	11,760
1,065	Cullen/Frost Bankers, Inc.	54,581
4,352	Duke Realty Corp. (REIT)	48,786
2,086	Eaton Vance Corp.	54,215
618	Equity One, Inc. (REIT)	9,882
530	Essex Property Trust, Inc. (REIT)	56,058
1,037	Everest Re Group Ltd.	82,068
1,080	Federal Realty Investment Trust (REIT)	85,633
4,041	Fidelity National Financial, Inc., Class A	58,635
1,821	First American Financial Corp.	27,005
3,678	First Niagara Financial Group, Inc.	41,525
1,896	FirstMerit Corp.	32,801
3,491	Fulton Financial Corp.	28,905
376	Greenhill & Co., Inc.	26,482
789	Hanover Insurance Group, Inc. (The)	34,227
2,023	HCC Insurance Holdings, Inc.	51,040
1,260	Highwoods Properties, Inc. (REIT)	39,413
2,171	Hospitality Properties Trust (REIT)	42,443
911	International Bancshares Corp.	14,212
2,145	Jefferies Group, Inc.	48,284
740	Jones Lang LaSalle, Inc.	55,877
1,993	Liberty Property Trust (REIT)	60,527
2,283	Macerich Co. (The) (REIT)	94,562
1,395	Mack-Cali Realty Corp. (REIT)	43,036
627	Mercury General Corp.	24,591
2,047	MSCI, Inc., Class A*	61,205
2,108	Nationwide Health Properties, Inc. (REIT)	81,095
7,662	New York Community Bancorp, Inc.	121,749
1,864	NewAlliance Bancshares, Inc.	22,815
4,241	Old Republic International Corp.	54,200
1,636	Omega Healthcare Investors, Inc. (REIT)	35,092
547	PacWest Bancorp	9,332
703	Potlatch Corp. (REIT)	23,551
820	Prosperity Bancshares, Inc.	23,329
1,506	Protective Life Corp.	28,132
1,750	Raymond James Financial, Inc.	40,390
1,411	Rayonier, Inc. (REIT)	66,740
1,838	Realty Income Corp. (REIT)	59,900
1,439	Regency Centers Corp. (REIT)	52,466
1,287	Reinsurance Group of America, Inc.	56,293
2,272	SEI Investments Co.	40,214
2,242	Senior Housing Properties Trust (REIT)	52,687
1,372	SL Green Realty Corp. (REIT)	82,704
833	StanCorp Financial Group, Inc.	29,680
734	SVB Financial Group*	27,283
13,778	Synovus Financial Corp.	28,383
2,176	TCF Financial Corp.	31,073
1,132	Transatlantic Holdings, Inc.	53,962
1,000	Trustmark Corp.	19,070
2,853	UDR, Inc. (REIT)	58,715
879	Unitrin, Inc.	20,920
2,832	Valley National Bancorp	36,901
2,260	W. R. Berkley Corp.	59,551
1,520	Waddell & Reed Financial, Inc., Class A	34,975
1,979	Washington Federal, Inc.	28,240
1,174	Webster Financial Corp.	18,890
1,840	Weingarten Realty Investors (REIT)	37,131
516	Westamerica Bancorp.	26,151
1,605	Wilmington Trust Corp.	14,124
		3,290,408
	Health Care - 9.1%

2,877	Allscripts Healthcare Solutions, Inc.*	48,075
1,233	Beckman Coulter, Inc.	56,274
340	Bio-Rad Laboratories, Inc., Class A*	28,060
1,165	Charles River Laboratories International, Inc.*	32,911
1,669	Community Health Systems, Inc.*	43,511
1,138	Covance, Inc.*	43,164
1,994	Edwards Lifesciences Corp.*	114,795
2,046	Endo Pharmaceuticals Holdings, Inc.*	55,590
873	Gen-Probe, Inc.*	39,311
4,405	Health Management Associates, Inc., Class A*	27,531
1,749	Health Net, Inc.*	41,766
1,608	Henry Schein, Inc.*	84,902
1,111	Hill-Rom Holdings, Inc.	35,663
4,559	Hologic, Inc.*	64,692
1,014	IDEXX Laboratories, Inc.*	56,044
1,230	Immucor, Inc.*	21,648
695	Kindred Healthcare, Inc.*	8,166
1,097	Kinetic Concepts, Inc.*	35,016
973	LifePoint Hospitals, Inc.*	29,599
1,749	Lincare Holdings, Inc.	40,262
931	Masimo Corp.	21,190
1,025	Medicis Pharmaceutical Corp., Class A	28,188
829	Mednax, Inc.*	38,416
592	Mettler-Toledo International, Inc.*	65,469
2,115	Omnicare, Inc.	40,608
1,110	Owens & Minor, Inc.	29,593
1,416	Perrigo Co.	80,698
2,085	Pharmaceutical Product Development, Inc.	47,892
1,006	Psychiatric Solutions, Inc.*	33,550
2,668	ResMed, Inc.*	80,414
1,043	STERIS Corp.	30,007
656	Techne Corp.	37,871
702	Teleflex, Inc.	33,738
1,009	Thoratec Corp.*	32,490
865	United Therapeutics Corp.*	39,980
1,709	Universal Health Services, Inc., Class B	53,663
1,105	Valeant Pharmaceuticals International*	63,747
1,512	VCA Antech, Inc.*	29,892
3,558	Vertex Pharmaceuticals, Inc.*	118,624
746	WellCare Health Plans, Inc.*	18,508
		1,831,518
	Industrials - 11.5%

765	Acuity Brands, Inc.	29,636
2,018	Aecom Technology Corp.*	45,405
1,637	AGCO Corp.*	54,103
2,380	AirTran Holdings, Inc.*	10,734
629	Alaska Air Group, Inc.*	27,821
723	Alexander & Baldwin, Inc.	24,466
581	Alliant Techsystems, Inc.*	38,288
1,871	AMETEK, Inc.	80,434
1,798	BE Aerospace, Inc.*	48,456
843	Brink’s Co. (The)	15,907
1,425	Bucyrus International, Inc.	81,923
1,071	Carlisle Cos., Inc.	30,042
402	Clean Harbors, Inc.*	24,301
947	Con-way, Inc.	24,821

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,186	Copart, Inc.*	$39,197
603	Corporate Executive Board Co. (The)	16,908
2,001	Corrections Corp. of America*	44,642
832	Crane Co.	28,205
903	Deluxe Corp.	15,107
1,357	Donaldson Co., Inc.	56,858
826	FTI Consulting, Inc.*	27,076
922	Gardner Denver, Inc.	44,016
814	GATX Corp.	22,222
1,066	Graco, Inc.	29,752
594	Granite Construction, Inc.	13,074
1,417	Harsco Corp.	28,255
1,002	Herman Miller, Inc.	16,453
796	HNI Corp.	18,603
1,056	Hubbell, Inc., Class B	47,499
1,429	IDEX Corp.	42,570
1,546	J.B. Hunt Transport Services, Inc.	50,616
3,660	JetBlue Airways Corp.*	20,899
1,815	Joy Global, Inc.	102,983
1,790	Kansas City Southern*	60,090
2,826	KBR, Inc.	65,563
1,438	Kennametal, Inc.	36,238
951	Kirby Corp.*	35,025
809	Korn/Ferry International*	10,533
882	Landstar System, Inc.	31,734
854	Lennox International, Inc.	36,201
749	Lincoln Electric Holdings, Inc.	37,128
1,441	Manpower, Inc.	61,243
534	Mine Safety Appliances Co.	12,175
779	MSC Industrial Direct Co., Class A	34,720
890	Navigant Consulting, Inc.*	8,811
600	Nordson Corp.	38,502
1,579	Oshkosh Corp.*	39,286
1,736	Pentair, Inc.	52,254
677	Regal-Beloit Corp.	37,452
769	Rollins, Inc.	15,749
1,484	Shaw Group, Inc. (The)*	48,082
878	SPX Corp.	49,221
1,913	Terex Corp.*	34,836
929	Thomas & Betts Corp.*	34,327
1,397	Timken Co.	45,696
740	Towers Watson & Co., Class A	33,226
1,395	Trinity Industries, Inc.	23,882
1,063	United Rentals, Inc.*	11,959
1,457	URS Corp.*	51,971
352	Valmont Industries, Inc.	23,595
1,366	Waste Connections, Inc.*	51,566
776	Werner Enterprises, Inc.	15,473
844	Westinghouse Air Brake Technologies Corp.	35,895
1,000	Woodward Governor Co.	26,120
		2,299,825
	Information Technology - 12.0%

598	ACI Worldwide, Inc.*	11,356
1,402	Acxiom Corp.*	17,378
1,707	ADC Telecommunications, Inc.*	21,628
973	ADTRAN, Inc.	30,581
277	Advent Software, Inc.*	13,759
939	Alliance Data Systems Corp.*	52,762
1,593	ANSYS, Inc.*	61,777
1,878	AOL, Inc.*	41,729
2,119	Arrow Electronics, Inc.*	48,483
8,106	Atmel Corp.*	47,015
2,671	Avnet, Inc.*	61,166
2,231	Broadridge Financial Solutions, Inc.	47,632
4,756	Cadence Design Systems, Inc.*	32,341
1,629	Ciena Corp.*	20,314
1,662	CommScope, Inc.*	31,162
2,176	Convergys Corp.*	22,043
1,831	CoreLogic, Inc.	31,621
1,891	Cree, Inc.*	101,244
1,160	Diebold, Inc.	30,090
697	Digital River, Inc.*	18,380
649	DST Systems, Inc.	26,440
798	Equinix, Inc.*	72,786
1,410	F5 Networks, Inc.*	123,276
730	Factset Research Systems, Inc.	53,691
734	Fair Isaac Corp.	16,434
2,210	Fairchild Semiconductor International, Inc.*	17,083
1,066	Gartner, Inc.*	30,573
1,436	Global Payments, Inc.	54,037
1,457	Hewitt Associates, Inc., Class A*	70,329
1,616	Informatica Corp.*	51,971
2,758	Ingram Micro, Inc., Class A*	41,535
2,858	Integrated Device Technology, Inc.*	14,633
1,243	International Rectifier Corp.*	22,809
2,176	Intersil Corp., Class A	21,749
709	Itron, Inc.*	38,286
1,501	Jack Henry & Associates, Inc.	35,334
2,226	Lam Research Corp.*	80,381
1,668	Lender Processing Services, Inc.	48,922
395	Mantech International Corp., Class A*	13,979
1,880	Mentor Graphics Corp.*	17,089
1,413	MICROS Systems, Inc.*	53,835
996	National Instruments Corp.	28,715
2,820	NCR Corp.*	36,237
1,319	NeuStar, Inc., Class A*	29,203
2,042	Parametric Technology Corp.*	34,816
860	Plantronics, Inc.	23,487
1,499	Polycom, Inc.*	42,692
1,086	Quest Software, Inc.*	23,273
4,769	RF Micro Devices, Inc.*	23,273
1,796	Rovi Corp.*	78,144
1,087	Semtech Corp.*	18,039
809	Silicon Laboratories, Inc.*	30,855
3,118	Skyworks Solutions, Inc.*	55,687
1,231	Solera Holdings, Inc.	48,846
760	SRA International, Inc., Class A*	14,630
2,604	Synopsys, Inc.*	59,606
892	Tech Data Corp.*	32,290
2,923	TIBCO Software, Inc.*	42,354
2,134	Trimble Navigation Ltd.*	60,029
1,431	ValueClick, Inc.*	15,598
3,284	Vishay Intertechnology, Inc.*	25,254
1,016	Zebra Technologies Corp., Class A*	29,078
		2,399,739
	Materials - 5.3%

1,608	Albemarle Corp.	64,465
1,194	Aptargroup, Inc.	49,730
1,381	Ashland, Inc.	64,161
1,150	Cabot Corp.	32,695
774	Carpenter Technology Corp.	24,002
2,009	Commercial Metals Co.	26,177
861	Cytec Industries, Inc.	40,837
605	Greif, Inc., Class A	34,394
727	Intrepid Potash, Inc.*	16,321
2,231	Louisiana-Pacific Corp.*	14,858
1,200	Lubrizol Corp.	111,972
799	Martin Marietta Materials, Inc.	58,487
331	Minerals Technologies, Inc.	17,742
204	NewMarket Corp.	20,508

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,388	Olin Corp.	$24,859
1,815	Packaging Corp. of America	40,456
1,136	Reliance Steel & Aluminum Co.	42,316
685	Rock-Tenn Co., Class A	33,003
2,281	RPM International, Inc.	38,549
800	Scotts Miracle-Gro Co. (The), Class A	37,784
871	Sensient Technologies Corp.	24,153
944	Silgan Holdings, Inc.	28,216
1,766	Sonoco Products Co.	55,541
3,810	Steel Dynamics, Inc.	52,197
1,893	Temple-Inland, Inc.	30,156
1,747	Valspar Corp.	52,620
1,074	Worthington Industries, Inc.	15,272
		1,051,471
	Telecommunication Services - 0.6%

3,539	Cincinnati Bell, Inc.*	8,317
1,227	Syniverse Holdings, Inc.*	25,239
1,616	Telephone & Data Systems, Inc.	46,686
2,669	tw telecom, inc.*	46,801
		127,043
	Utilities - 5.2%

1,370	AGL Resources, Inc.	50,279
1,949	Alliant Energy Corp.	68,254
2,410	Aqua America, Inc.	47,911
1,639	Atmos Energy Corp.	46,384
689	Black Hills Corp.	20,966
1,068	Cleco Corp.	30,256
2,093	DPL, Inc.	52,995
1,779	Dynegy, Inc.*	8,770
1,265	Energen Corp.	53,990
2,385	Great Plains Energy, Inc.	44,099
1,639	Hawaiian Electric Industries, Inc.	39,369
846	IDACORP, Inc.	29,661
3,310	MDU Resources Group, Inc.	62,261
1,441	National Fuel Gas Co.	61,934
1,879	NSTAR	71,458
4,134	NV Energy, Inc.	52,915
1,710	OGE Energy Corp.	66,775
1,525	PNM Resources, Inc.	17,446
3,081	Questar Corp.	50,159
1,921	UGI Corp.	53,020
1,429	Vectren Corp.	35,068
1,946	Westar Energy, Inc.	46,646
891	WGL Holdings, Inc.	31,425
		1,042,041
	Total Common Stocks (Cost $16,199,282)	15,740,798

Principal
Amount
	U.S. Government & Agency Securities (a) - 2.8%
	Federal Home Loan Bank
$105,206	0.11%, due 09/01/10	105,206
79,154	0.10%, due 09/02/10	79,154
330,077	0.11%, due 09/02/10	330,077
49,614	0.15%, due 09/03/10	49,614
990	0.16%, due 09/03/10	990
	Total U.S. Government & Agency Securities (Cost $565,041)	565,041

	Repurchase Agreements (a) - 23.7%
385,635	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $385,638(b)	385,635
990,245	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $990,284(c)	990,245
481,141	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $481,144(d)	481,141
165,041	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $165,042(e)	165,041
660,163	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $660,190(f)	660,163
138,608	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $138,609(g)	138,608
732,621	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $732,626(h)	732,621
874,745	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $874,751(i)	874,745
312,066	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $312,068(j)	312,066
	Total Repurchase Agreements (Cost $4,740,265)	4,740,265
	Total Investment Securities (Cost $21,504,588) — 105.0%	21,046,104
	Liabilities in excess of other assets — (5.0%)	(998,639)
	Net Assets — 100.0%	$20,047,465

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $9,251,675.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $393,348. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $1,010,054. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $490,765. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $168,343. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $673,366. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $141,381. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $747,274. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $892,242. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $318,309. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$757,514
Aggregate gross unrealized depreciation	(1,313,812)
Net unrealized depreciation	$(556,298)
Federal income tax cost of investments	$21,602,402

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	24	09/17/10	$1,731,120	$11,696

Cash collateral in the amount of $192,774 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$6,144,376	$(154,169)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	3,789,728	(205,303)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	8,346,891	(1,389,210)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	2,976,929	(22,475)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	21,411,206	668,935

		$(1,102,222)

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 74.4%
	Consumer Discretionary - 10.0%

468	1-800-Flowers.com, Inc., Class A*	$744
827	99 Cents Only Stores*	14,473
324	A.H. Belo Corp., Class A*	2,164
460	AFC Enterprises, Inc.*	4,945
343	Ambassadors Group, Inc.	3,764
594	American Apparel, Inc.*	463
1,079	American Axle & Manufacturing Holdings, Inc.*	9,031
711	American Greetings Corp., Class A	13,722
331	American Public Education, Inc.*	8,225
180	America’s Car-Mart, Inc.*	4,500
389	Amerigon, Inc.*	4,022
476	Ameristar Casinos, Inc.	7,811
1,058	AnnTaylor Stores Corp.*	16,219
479	Arbitron, Inc.	12,186
218	Arctic Cat, Inc.*	1,524
522	Asbury Automotive Group, Inc.*	6,227
257	Ascent Media Corp., Class A*	6,863
312	Audiovox Corp., Class A*	1,975
255	Ballantyne Strong, Inc.*	2,002
694	Barnes & Noble, Inc.	10,507
79	Beasley Broadcasting Group, Inc., Class A*	281
1,344	Beazer Homes USA, Inc.*	4,650
588	bebe stores, inc.	3,346
1,641	Belo Corp., Class A*	8,582
392	Big 5 Sporting Goods Corp.	4,651
26	Biglari Holdings, Inc.*	7,550
404	BJ’s Restaurants, Inc.*	9,672
227	Blue Nile, Inc.*	9,321
258	Bluegreen Corp.*	661
103	Blyth, Inc.	3,926
548	Bob Evans Farms, Inc.	14,001
211	Bon-Ton Stores, Inc. (The)*	1,340
127	Books-A-Million, Inc.	687
895	Borders Group, Inc.*	967
970	Boyd Gaming Corp.*	6,732
351	Bridgepoint Education, Inc.*	4,535
171	Brookfield Homes Corp.*	1,094
781	Brown Shoe Co., Inc.	8,216
1,593	Brunswick Corp.	20,247
470	Buckle, Inc. (The)	11,257
327	Buffalo Wild Wings, Inc.*	13,675
310	Build-A-Bear Workshop, Inc.*	1,550
723	Cabela’s, Inc.*	11,264
347	California Pizza Kitchen, Inc.*	5,330
1,158	Callaway Golf Co.	7,238
298	Cambium Learning Group, Inc.*	846
302	Capella Education Co.*	18,899
131	Caribou Coffee Co., Inc.*	1,227
182	Carmike Cinemas, Inc.*	1,101
223	Carrols Restaurant Group, Inc.*	977
1,069	Carter’s, Inc.*	23,881
750	Casual Male Retail Group, Inc.*	2,408
501	Cato Corp. (The), Class A	11,498
118	Cavco Industries, Inc.*	3,954
395	CEC Entertainment, Inc.*	12,391
2,084	Charming Shoppes, Inc.*	7,023
1,087	Cheesecake Factory, Inc. (The)*	24,338
139	Cherokee, Inc.	2,420
499	Children’s Place Retail Stores, Inc. (The)*	21,786
644	Christopher & Banks Corp.	4,147
205	Churchill Downs, Inc.	7,046
1,024	Cinemark Holdings, Inc.	14,961
267	Citi Trends, Inc.*	6,034
999	CKX, Inc.*	4,685
571	Coinstar, Inc.*	24,839
1,087	Coldwater Creek, Inc.*	4,685
1,165	Collective Brands, Inc.*	15,063
205	Columbia Sportswear Co.	9,555
188	Conn’s, Inc.*	818
1,101	Cooper Tire & Rubber Co.	17,825
193	Core-Mark Holding Co., Inc.*	4,997
1,585	Corinthian Colleges, Inc.*	7,735
94	CPI Corp.	2,050
429	Cracker Barrel Old Country Store, Inc.	19,138
1,543	CROCS, Inc.*	19,288
451	Crown Media Holdings, Inc., Class A*	965
134	CSS Industries, Inc.	2,069
159	Culp, Inc.*	1,474
392	Cumulus Media, Inc., Class A*	827
2,518	Dana Holding Corp.*	25,835
696	Deckers Outdoor Corp.*	30,255
108	Delta Apparel, Inc.*	1,405
1,785	Denny’s Corp.*	4,257
90	Destination Maternity Corp.*	2,394
900	Dex One Corp.*	7,668
780	Dillard’s, Inc., Class A	17,059
322	DineEquity, Inc.*	10,278
665	Domino’s Pizza, Inc.*	8,525
204	Dorman Products, Inc.*	4,784
1,068	Dress Barn, Inc. (The)*	22,268
342	Drew Industries, Inc.*	6,542
1,669	Drugstore.com, Inc.*	2,620
254	DSW, Inc., Class A*	6,033
569	E.W. Scripps Co. (The), Class A*	3,864
4,833	Eastman Kodak Co.*	16,867
100	Einstein Noah Restaurant Group, Inc.*	982
456	Empire Resorts, Inc.*	369
423	Entercom Communications Corp., Class A*	2,327
874	Entravision Communications Corp., Class A*	1,363
444	Ethan Allen Interiors, Inc.	5,990
1,360	Exide Technologies*	5,698
287	Express, Inc.*	3,906
914	Finish Line (The), Class A	12,065
117	Fisher Communications, Inc.*	1,952
707	Fred’s, Inc., Class A	7,791
257	Fuel Systems Solutions, Inc.*	8,335
779	Furniture Brands International, Inc.*	3,622
277	G-III Apparel Group Ltd.*	6,681
286	Gaiam, Inc., Class A	1,536
624	Gaylord Entertainment Co.*	16,324
433	Genesco, Inc.*	10,929
417	Global Sources Ltd.*	2,915
557	Grand Canyon Education, Inc.*	9,519
872	Gray Television, Inc.*	1,613
441	Group 1 Automotive, Inc.*	11,131
533	Gymboree Corp.*	20,057
697	Harte-Hanks, Inc.	7,130
327	Haverty Furniture Cos., Inc.	3,142
89	Hawk Corp., Class A*	3,261
551	Helen of Troy Ltd.*	12,263
237	hhgregg, Inc.*	4,479
518	Hibbett Sports, Inc.*	12,007
194	Hooker Furniture Corp.	1,814
801	HOT Topic, Inc.	4,157

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
937	Hovnanian Enterprises, Inc., Class A*	$3,205
699	HSN, Inc.*	18,377
1,299	Iconix Brand Group, Inc.*	19,790
716	Interval Leisure Group, Inc.*	8,957
378	iRobot Corp.*	6,263
282	Isle of Capri Casinos, Inc.*	1,997
990	Jack in the Box, Inc.*	19,978
502	Jakks Pacific, Inc.*	7,480
1,069	Jamba, Inc.*	1,903
492	Jo-Ann Stores, Inc.*	20,005
764	Joe’s Jeans, Inc.*	1,391
78	Johnson Outdoors, Inc., Class A*	776
1,567	Jones Apparel Group, Inc.	24,100
497	JoS. A. Bank Clothiers, Inc.*	18,137
755	Journal Communications, Inc., Class A*	2,990
452	K12, Inc.*	10,459
137	Kenneth Cole Productions, Inc., Class A*	1,655
226	Kid Brands, Inc.*	1,846
301	Kirkland’s, Inc.*	3,434
549	Knology, Inc.*	6,440
1,050	Krispy Kreme Doughnuts, Inc.*	4,158
471	K-Swiss, Inc., Class A*	5,355
84	Lacrosse Footwear, Inc.	1,047
132	Landry’s Restaurants, Inc.*	3,214
927	La-Z-Boy, Inc.*	6,211
608	Leapfrog Enterprises, Inc.*	2,858
111	Learning Tree International, Inc.	981
807	Lee Enterprises, Inc.*	1,792
291	Libbey, Inc.*	3,265
751	Life Time Fitness, Inc.*	25,511
166	Lifetime Brands, Inc.*	2,264
517	LIN TV Corp., Class A*	2,063
296	Lincoln Educational Services Corp.*	3,232
1,222	Lions Gate Entertainment Corp.*	8,725
390	Lithia Motors, Inc., Class A	2,980
2,531	Live Nation Entertainment, Inc.*	21,868
1,700	Liz Claiborne, Inc.*	7,140
451	LodgeNet Interactive Corp.*	1,150
400	Lumber Liquidators Holdings, Inc.*	8,012
333	M/I Homes, Inc.*	3,140
210	Mac-Gray Corp.	2,268
412	Maidenform Brands, Inc.*	10,988
366	Marcus Corp.	4,026
179	Marine Products Corp.*	927
397	MarineMax, Inc.*	2,604
478	Martha Stewart Living Omnimedia, Class A*	2,075
543	Matthews International Corp., Class A	17,099
1,072	McClatchy Co. (The), Class A*	2,873
267	McCormick & Schmick’s Seafood Restaurants, Inc.*	1,655
396	Media General, Inc., Class A*	3,045
719	Mediacom Communications Corp., Class A*	4,156
947	Men’s Wearhouse, Inc. (The)	18,258
577	Meritage Homes Corp.*	10,305
256	Midas, Inc.*	1,777
832	Modine Manufacturing Co.*	8,270
159	Monarch Casino & Resort, Inc.*	1,514
357	Monro Muffler Brake, Inc.	14,951
389	Morgans Hotel Group Co.*	2,427
280	Movado Group, Inc.*	2,839
493	Multimedia Games, Inc.*	1,721
140	National American University Holdings, Inc.	685
776	National CineMedia, Inc.	12,331
86	National Presto Industries, Inc.	8,602
452	New York & Co., Inc.*	841
192	Nexstar Broadcasting Group, Inc., Class A*	720
484	NutriSystem, Inc.	8,499
322	O’Charleys, Inc.*	1,774
1,526	OfficeMax, Inc.*	14,863
355	Orbitz Worldwide, Inc.*	1,789
1,633	Orient-Express Hotels Ltd., Class A*	14,109
211	Outdoor Channel Holdings, Inc.*	1,120
264	Overstock.com, Inc.*	3,709
248	Oxford Industries, Inc.	4,891
417	P.F. Chang’s China Bistro, Inc.	17,852
1,195	Pacific Sunwear of California*	4,505
376	Papa John’s International, Inc.*	8,953
211	Peet’s Coffee & Tea, Inc.*	7,233
796	Penske Automotive Group, Inc.*	9,560
944	PEP Boys-Manny Moe & Jack	8,515
181	Perry Ellis International, Inc.*	3,323
414	PetMed Express, Inc.	6,396
1,881	Pier 1 Imports, Inc.*	11,474
1,089	Pinnacle Entertainment, Inc.*	10,672
387	Playboy Enterprises, Inc., Class B*	1,970
560	Polaris Industries, Inc.	29,865
891	Pool Corp.	16,439
135	Pre-Paid Legal Services, Inc.*	7,378
301	PRIMEDIA, Inc.	948
335	Princeton Review, Inc.*	626
2,331	Quiksilver, Inc.*	8,368
152	R.G. Barry Corp.	1,643
564	Radio One, Inc., Class D*	372
387	RC2 Corp.*	7,125
86	ReachLocal, Inc.*	1,119
217	Red Lion Hotels Corp.*	1,356
281	Red Robin Gourmet Burgers, Inc.*	5,207
1,033	Regis Corp.	17,323
1,184	Rent-A-Center, Inc.	23,775
168	Rentrak Corp.*	3,703
415	Retail Ventures, Inc.*	3,503
1,160	Ruby Tuesday, Inc.*	10,684
264	Rue21, Inc.*	5,568
539	Ruth’s Hospitality Group, Inc.*	1,763
792	Ryland Group, Inc.	12,759
2,435	Saks, Inc.*	19,212
1,696	Sally Beauty Holdings, Inc.*	14,637
549	Scholastic Corp.	12,863
1,170	Scientific Games Corp., Class A*	11,946
864	Sealy Corp.*	2,048
983	Select Comfort Corp.*	5,308
94	Shiloh Industries, Inc.*	794
164	Shoe Carnival, Inc.*	2,711
964	Shuffle Master, Inc.*	7,664
483	Shutterfly, Inc.*	10,737
813	Sinclair Broadcast Group, Inc., Class A*	4,862
622	Skechers U.S.A., Inc., Class A*	15,842
123	Skyline Corp.	2,252
1,075	Smith & Wesson Holding Corp.*	4,031
717	Sonic Automotive, Inc., Class A*	6,317
1,100	Sonic Corp.*	8,437
1,206	Sotheby’s	32,092
592	Spartan Motors, Inc.	2,303
223	Speedway Motorsports, Inc.	2,970
696	Stage Stores, Inc.	7,767

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
353	Standard Motor Products, Inc.	$3,036
1,923	Standard Pacific Corp.*	6,711
486	Stein Mart, Inc.*	3,511
267	Steiner Leisure Ltd.*	9,508
102	Steinway Musical Instruments, Inc.*	1,578
441	Steven Madden Ltd.*	15,184
1,464	Stewart Enterprises, Inc., Class A	6,969
275	Stoneridge, Inc.*	2,373
344	Sturm Ruger & Co., Inc.	4,427
194	Summer Infant, Inc.*	1,492
416	Superior Industries International, Inc.	6,065
230	SuperMedia, Inc.*	2,079
194	Systemax, Inc.	2,283
1,263	Talbots, Inc.*	12,605
1,075	Tenneco, Inc.*	26,574
1,033	Texas Roadhouse, Inc.*	13,698
744	Timberland Co. (The), Class A*	11,956
457	True Religion Apparel, Inc.*	8,034
531	Tuesday Morning Corp.*	1,970
236	U.S. Auto Parts Network, Inc.*	1,940
565	Ulta Salon Cosmetics & Fragrance, Inc.*	12,797
633	Under Armour, Inc., Class A*	22,706
738	Unifi, Inc.*	3,077
246	Universal Electronics, Inc.*	4,706
379	Universal Technical Institute, Inc.	5,856
652	Vail Resorts, Inc.*	21,536
896	Valassis Communications, Inc.*	26,262
24	Value Line, Inc.	317
258	Vitacost.com, Inc.*	1,445
287	Vitamin Shoppe, Inc.*	7,006
347	Volcom, Inc.*	5,410
799	Warnaco Group, Inc. (The)*	33,462
804	Warner Music Group Corp.*	3,361
261	West Marine, Inc.*	2,198
95	Westwood One, Inc.*	745
1,829	Wet Seal, Inc. (The), Class A*	5,524
128	Weyco Group, Inc.	2,999
43	Winmark Corp.	1,343
523	Winnebago Industries, Inc.*	4,487
892	Wolverine World Wide, Inc.	22,541
434	World Wrestling Entertainment, Inc., Class A	6,085
370	Zumiez, Inc.*	5,502
		2,195,090
	Consumer Staples - 2.4%

64	Alico, Inc.	1,318
1,603	Alliance One International, Inc.*	5,611
331	Andersons, Inc. (The)	11,860
22	Arden Group, Inc., Class A	1,925
857	B&G Foods, Inc.	9,153
155	Boston Beer Co., Inc., Class A*	10,185
32	Bridgford Foods Corp.	376
198	Calavo Growers, Inc.	3,887
253	Cal-Maine Foods, Inc.	7,509
916	Casey’s General Stores, Inc.	34,460
149	Cellu Tissue Holdings, Inc.*	1,135
1,019	Central Garden and Pet Co., Class A*	9,517
807	Chiquita Brands International, Inc.*	10,136
76	Coca-Cola Bottling Co. Consolidated	3,779
1,483	Darling International, Inc.*	11,152
392	Diamond Foods, Inc.	16,554
646	Dole Food Co., Inc.*	5,581
437	Elizabeth Arden, Inc.*	7,154
122	Farmer Bros Co.	1,734
321	Female Health Co. (The)	1,528
714	Fresh Del Monte Produce, Inc.*	15,687
574	Great Atlantic & Pacific Tea Co.*	1,745
43	Griffin Land & Nurseries, Inc.	1,083
737	Hain Celestial Group, Inc. (The)*	16,465
163	Harbinger Group, Inc.*	950
1,596	Heckmann Corp.*	6,384
219	Imperial Sugar Co.	2,770
226	Ingles Markets, Inc., Class A	3,340
257	Inter Parfums, Inc.	4,220
255	J&J Snack Foods Corp.	9,626
142	John B. Sanfilippo & Son, Inc.*	1,818
348	Lancaster Colony Corp.	15,858
465	Lance, Inc.	10,002
87	Lifeway Foods, Inc.*	872
146	Limoneira Co.	2,397
243	Medifast, Inc.*	6,493
197	MGP Ingredients, Inc.*	1,298
226	Nash Finch Co.	8,875
200	National Beverage Corp.	2,868
137	Nature’s Sunshine Products, Inc.*	1,204
886	Nu Skin Enterprises, Inc., Class A	22,655
167	Nutraceutical International Corp.*	2,266
92	Oil-Dri Corp. of America	1,889
408	Pantry, Inc. (The)*	7,679
875	Pilgrim’s Pride Corp.*	5,478
752	Prestige Brands Holdings, Inc.*	5,565
284	Pricesmart, Inc.	7,330
192	Revlon, Inc., Class A*	2,083
10,028	Rite Aid Corp.*	8,740
789	Ruddick Corp.	25,540
409	Sanderson Farms, Inc.	17,591
207	Schiff Nutrition International, Inc.	1,782
151	Seneca Foods Corp., Class A*	3,769
1,127	Smart Balance, Inc.*	4,102
405	Spartan Stores, Inc.	5,293
327	Spectrum Brands Holdings, Inc.*	8,342
1,735	Star Scientific, Inc.*	2,585
134	Susser Holdings Corp.*	1,556
343	Synutra International, Inc.*	3,485
432	Tootsie Roll Industries, Inc.	10,200
625	TreeHouse Foods, Inc.*	25,937
777	United Natural Foods, Inc.*	26,993
435	Universal Corp.	15,512
109	USANA Health Sciences, Inc.*	4,633
777	Vector Group Ltd.	14,802
111	Village Super Market, Inc., Class A	2,878
298	WD-40 Co.	10,481
198	Weis Markets, Inc.	6,962
991	Winn-Dixie Stores, Inc.*	6,501
		531,138
	Energy - 4.0%

1,210	Abraxas Petroleum Corp.*	2,916
645	Allis-Chalmers Energy, Inc.*	2,496
137	Alon USA Energy, Inc.	742
904	American Oil & Gas, Inc.*	6,192
164	Apco Oil and Gas International, Inc.	4,264
234	Approach Resources, Inc.*	2,036
800	ATP Oil & Gas Corp.*	9,128
417	Basic Energy Services, Inc.*	2,994
920	Berry Petroleum Co., Class A	24,978
826	Bill Barrett Corp.*	26,895
1,472	Boots & Coots, Inc.*	4,387
1,751	BPZ Resources, Inc.*	6,916
2,094	Brigham Exploration Co.*	32,080
647	Bristow Group, Inc.*	21,351
1,695	Cal Dive International, Inc.*	7,746

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
517	Callon Petroleum Co.*	$1,913
857	CAMAC Energy, Inc.*	1,988
343	CARBO Ceramics, Inc.	25,975
560	Carrizo Oil & Gas, Inc.*	11,738
1,030	Cheniere Energy, Inc.*	2,493
106	Clayton Williams Energy, Inc.*	4,853
720	Clean Energy Fuels Corp.*	10,404
567	Cloud Peak Energy, Inc.*	8,970
1,398	Complete Production Services, Inc.*	24,661
213	Contango Oil & Gas Co.*	9,340
724	Crosstex Energy, Inc.*	5,379
545	CVR Energy, Inc.*	3,880
141	Dawson Geophysical Co.*	3,407
244	Delek U.S. Holdings, Inc.	1,637
3,327	Delta Petroleum Corp.*	2,296
876	DHT Holdings, Inc.	3,390
611	Dril-Quip, Inc.*	32,304
2,537	Endeavour International Corp.*	2,994
520	Energy Partners Ltd.*	5,684
911	Energy XXI Bermuda Ltd.*	18,211
266	Evolution Petroleum Corp.*	1,274
778	FX Energy, Inc.*	2,497
784	Gastar Exploration Ltd.*	2,352
1,415	General Maritime Corp.	6,325
234	GeoResources, Inc.*	3,536
135	Global Geophysical Services, Inc.*	798
1,823	Global Industries Ltd.*	8,322
554	GMX Resources, Inc.*	2,354
654	Golar LNG Ltd.	6,788
440	Goodrich Petroleum Corp.*	5,843
288	Green Plains Renewable Energy, Inc.*	2,678
258	Gulf Island Fabrication, Inc.	3,839
419	GulfMark Offshore, Inc., Class A*	11,296
487	Gulfport Energy Corp.*	5,537
68	Hallador Energy Co.	746
598	Harvest Natural Resources, Inc.*	4,192
1,881	Helix Energy Solutions Group, Inc.*	17,117
2,064	Hercules Offshore, Inc.*	4,417
418	Hornbeck Offshore Services, Inc.*	6,604
324	Houston American Energy Corp.	2,916
2,360	International Coal Group, Inc.*	10,785
2,285	ION Geophysical Corp.*	7,815
21	Isramco, Inc.*	1,069
500	James River Coal Co.*	7,910
2,256	Key Energy Services, Inc.*	18,071
308	Knightsbridge Tankers Ltd.	5,390
2,663	Kodiak Oil & Gas Corp.*	6,551
316	L&L Energy, Inc.*	2,658
538	Lufkin Industries, Inc.	20,799
947	Magnum Hunter Resources Corp.*	3,655
473	Matrix Service Co.*	4,025
1,495	McMoRan Exploration Co.*	21,214
325	Miller Petroleum, Inc.*	1,358
218	Natural Gas Services Group, Inc.*	3,096
1,601	Newpark Resources, Inc.*	13,977
844	Nordic American Tanker Shipping	22,341
794	Northern Oil and Gas, Inc.*	11,148
460	Overseas Shipholding Group, Inc.	14,812
73	OYO Geospace Corp.*	3,595
129	Panhandle Oil and Gas, Inc., Class A	2,873
2,087	Parker Drilling Co.*	7,576
1,406	Patriot Coal Corp.*	14,454
818	Penn Virginia Corp.	11,403
346	Petroleum Development Corp.*	9,307
993	Petroquest Energy, Inc.*	5,938
238	PHI, Inc. (Non-Voting)*	3,451
973	Pioneer Drilling Co.*	5,293
998	RAM Energy Resources, Inc.*	1,647
3,879	Rentech, Inc.*	2,715
683	Resolute Energy Corp.*	7,294
130	REX American Resources Corp.*	1,698
580	Rex Energy Corp.*	6,560
948	Rosetta Resources, Inc.*	18,676
519	RPC, Inc.	8,465
233	Scorpio Tankers, Inc.*	2,521
193	Seahawk Drilling, Inc.*	1,390
804	Ship Finance International Ltd.	14,078
776	Stone Energy Corp.*	8,777
409	Superior Well Services, Inc.*	9,051
680	Swift Energy Co.*	18,326
1,247	Syntroleum Corp.*	1,883
235	T-3 Energy Services, Inc.*	5,189
486	Teekay Tankers Ltd., Class A	5,613
543	Tesco Corp.*	5,387
1,361	Tetra Technologies, Inc.*	11,419
2,649	TransAtlantic Petroleum Ltd.*	7,152
266	Union Drilling, Inc.*	1,242
1,090	Uranium Energy Corp.*	2,769
2,051	USEC, Inc.*	9,640
909	Vaalco Energy, Inc.*	5,172
2,735	Vantage Drilling Co.*	3,692
355	Venoco, Inc.*	6,283
629	W&T Offshore, Inc.	5,686
1,274	Warren Resources, Inc.*	3,924
923	Western Refining, Inc.*	4,024
861	Willbros Group, Inc.*	6,742
1,069	World Fuel Services Corp.	27,302
		890,950
	Financials - 16.2%

275	1st Source Corp.	4,460
394	1st United Bancorp, Inc./FL*	2,329
375	Abington Bancorp, Inc.	3,765
722	Acadia Realty Trust (REIT)	12,953
989	Advance America Cash Advance Centers, Inc.	3,313
157	Agree Realty Corp. (REIT)	3,729
37	Alexander’s, Inc. (REIT)	11,268
84	Alliance Financial Corp./NY	2,388
1,733	Alterra Capital Holdings Ltd.	32,130
5,188	Ambac Financial Group, Inc.*	2,833
1,174	American Campus Communities, Inc. (REIT)	34,973
589	American Capital Agency Corp. (REIT)	16,044
6,110	American Capital Ltd.*	30,978
1,052	American Equity Investment Life Holding Co.	9,983
110	American National Bankshares, Inc.	2,177
141	American Physicians Capital, Inc.	5,829
111	American Physicians Service Group, Inc.	2,919
186	American Safety Insurance Holdings Ltd.*	2,907
425	Ameris Bancorp*	3,332
339	Amerisafe, Inc.*	5,956
147	Ames National Corp.	2,512
401	Amtrust Financial Services, Inc.	5,474
2,137	Anworth Mortgage Asset Corp. (REIT)	14,553
192	Apollo Commercial Real Estate Finance, Inc. (REIT)	3,270
3,487	Apollo Investment Corp.	33,371

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
559	Argo Group International Holdings Ltd.	$17,033
121	Arlington Asset Investment Corp., Class A	2,401
170	Arrow Financial Corp.	3,876
499	Artio Global Investors, Inc.	6,911
730	Ashford Hospitality Trust, Inc. (REIT)*	5,862
270	Asset Acceptance Capital Corp.*	1,034
568	Associated Estates Realty Corp. (REIT)	7,702
190	Asta Funding, Inc.	1,548
1,553	Astoria Financial Corp.	18,729
160	Avatar Holdings, Inc.*	2,787
148	Baldwin & Lyons, Inc., Class B	3,284
126	Bancfirst Corp.	4,687
496	Banco Latinoamericano de Comercio Exterior S.A., Class E	6,294
66	Bancorp Rhode Island, Inc.	1,876
405	Bancorp, Inc. (The)/DE*	2,600
818	Bank Mutual Corp.	4,164
94	Bank of Marin Bancorp	2,960
235	Bank of the Ozarks, Inc.	8,634
344	BankFinancial Corp.	3,096
624	Beneficial Mutual Bancorp, Inc.*	5,204
252	Berkshire Hills Bancorp, Inc.	4,457
1,026	BGC Partners, Inc., Class A	5,294
2,042	BioMed Realty Trust, Inc. (REIT)	34,898
1,176	BlackRock Kelso Capital Corp.	12,701
127	BofI Holding, Inc.*	1,440
1,346	Boston Private Financial Holdings, Inc.	8,439
113	Bridge Bancorp, Inc.	2,484
1,062	Brookline Bancorp, Inc.	9,940
174	Bryn Mawr Bank Corp.	2,840
346	Calamos Asset Management, Inc., Class A	3,273
34	California First National Bancorp	423
138	Camden National Corp.	4,208
214	Capital City Bank Group, Inc.	2,341
51	Capital Southwest Corp.	4,449
1,029	CapLease, Inc. (REIT)	5,289
1,261	Capstead Mortgage Corp. (REIT)	14,653
517	Cardinal Financial Corp.	4,746
485	Cardtronics, Inc.*	6,717
531	Cash America International, Inc.	16,265
1,412	Cathay General Bancorp	13,541
2,484	CBL & Associates Properties, Inc. (REIT)	30,305
982	Cedar Shopping Centers, Inc. (REIT)	5,421
639	Center Financial Corp.*	2,959
462	Centerstate Banks, Inc.	3,982
61	Century Bancorp, Inc./MA, Class A	1,281
154	Chatham Lodging Trust (REIT)*	2,506
439	Chemical Financial Corp.	8,481
137	Chesapeake Lodging Trust (REIT)*	2,244
218	Citizens & Northern Corp.	2,298
7,095	Citizens Republic Bancorp, Inc.*	5,534
655	Citizens, Inc./TX*	4,415
284	City Holding Co.	8,108
179	Clifton Savings Bancorp, Inc.	1,470
318	CNA Surety Corp.*	5,330
219	CNB Financial Corp./PA	2,805
3,995	CNO Financial Group, Inc.*	18,896
581	CoBiz Financial, Inc.	3,097
773	Cogdell Spencer, Inc. (REIT)	4,777
314	Cohen & Steers, Inc.	6,701
1,261	Colonial Properties Trust (REIT)	19,999
263	Colony Financial, Inc. (REIT)	4,660
707	Columbia Banking System, Inc.	12,592
596	Community Bank System, Inc.	13,458
246	Community Trust Bancorp, Inc.	6,480
595	Compass Diversified Holdings	8,437
207	CompuCredit Holdings Corp.	905
97	Consolidated-Tomoka Land Co.	2,625
1,610	Cousins Properties, Inc. (REIT)	10,578
651	Cowen Group, Inc., Class A*	2,233
429	Crawford & Co., Class B*	1,145
101	Credit Acceptance Corp.*	5,722
243	CreXus Investment Corp. (REIT)	2,899
1,616	CVB Financial Corp.	11,037
449	Cypress Sharpridge Investments, Inc. (REIT)	6,048
339	Danvers Bancorp, Inc.	5,109
3,799	DCT Industrial Trust, Inc. (REIT)	17,589
855	Delphi Financial Group, Inc., Class A	19,066
43	Diamond Hill Investment Group, Inc.	2,212
2,776	DiamondRock Hospitality Co. (REIT)*	24,318
480	Dime Community Bancshares	5,995
438	Dollar Financial Corp.*	8,471
201	Donegal Group, Inc., Class A	2,203
339	Doral Financial Corp.*	458
491	Duff & Phelps Corp., Class A	4,905
737	DuPont Fabros Technology, Inc. (REIT)	18,211
290	Dynex Capital, Inc. (REIT)	2,914
296	Eagle Bancorp, Inc.*	3,223
485	EastGroup Properties, Inc. (REIT)	17,096
1,024	Education Realty Trust, Inc. (REIT)	7,004
423	eHealth, Inc.*	4,285
86	EMC Insurance Group, Inc.	1,770
769	Employers Holdings, Inc.	11,274
144	Encore Bancshares, Inc.*	867
251	Encore Capital Group, Inc.*	4,972
125	Enstar Group Ltd.*	8,702
267	Enterprise Financial Services Corp.	2,163
836	Entertainment Properties Trust (REIT)	36,023
237	Epoch Holding Corp.	2,349
470	Equity Lifestyle Properties, Inc. (REIT)	24,313
657	Equity One, Inc. (REIT)	10,505
160	ESB Financial Corp.	1,966
255	ESSA Bancorp, Inc.	2,851
282	Evercore Partners, Inc., Class A	6,906
270	Excel Trust, Inc. (REIT)*	2,994
1,569	Extra Space Storage, Inc. (REIT)	23,990
830	EZCORP, Inc., Class A*	14,923
241	FBL Financial Group, Inc., Class A	5,543
946	FBR Capital Markets Corp.*	3,235
174	Federal Agricultural Mortgage Corp., Class C	1,902
1,746	FelCor Lodging Trust, Inc. (REIT)*	6,949
980	Fifth Street Finance Corp.	9,663
232	Financial Engines, Inc.*	3,100
197	Financial Institutions, Inc.	2,829
1,869	First American Financial Corp.	27,717
157	First Bancorp, Inc./ME	2,072
1,665	First BanCorp./Puerto Rico*	606
269	First Bancorp/NC	3,266
941	First Busey Corp.	4,027
542	First Cash Financial Services, Inc.*	12,932
1,885	First Commonwealth Financial Corp.	9,331

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
284	First Community Bancshares, Inc./VA	$3,666
1,041	First Financial Bancorp	16,604
375	First Financial Bankshares, Inc.	16,751
200	First Financial Corp./IN	5,748
297	First Financial Holdings, Inc.	2,685
1,138	First Industrial Realty Trust, Inc. (REIT)*	4,836
223	First Interstate BancSystem, Inc.	2,547
996	First Marblehead Corp. (The)*	2,042
459	First Merchants Corp.	3,548
258	First Mercury Financial Corp.	2,350
1,332	First Midwest Bancorp, Inc./IL	14,625
125	First of Long Island Corp. (The)	3,075
667	First Potomac Realty Trust (REIT)	9,892
149	First South Bancorp, Inc./NC	1,494
1,939	FirstMerit Corp.	33,545
844	Flagstar Bancorp, Inc.*	1,924
937	Flagstone Reinsurance Holdings S.A.	9,436
560	Flushing Financial Corp.	6,065
2,058	FNB Corp./PA	15,991
655	Forestar Group, Inc.*	9,746
97	Fox Chase Bancorp, Inc.*	922
176	FPIC Insurance Group, Inc.*	5,342
1,244	Franklin Street Properties Corp. (REIT)	14,592
125	GAMCO Investors, Inc., Class A	4,413
200	German American Bancorp, Inc.	3,128
120	Gerova Financial Group Ltd.*	648
376	Getty Realty Corp. (REIT)	9,336
1,194	GFI Group, Inc.	5,349
1,294	Glacier Bancorp, Inc.	17,909
378	Gladstone Capital Corp.	3,943
154	Gladstone Commercial Corp. (REIT)	2,598
397	Gladstone Investment Corp.	2,342
1,400	Gleacher & Co., Inc.*	2,352
1,530	Glimcher Realty Trust (REIT)	9,088
248	Global Indemnity plc*	4,097
133	Golub Capital BDC, Inc.*	1,913
496	Government Properties Income Trust (REIT)	12,732
182	Great Southern Bancorp, Inc.	3,655
213	Green Bankshares, Inc.*	1,438
509	Greenlight Capital Re Ltd., Class A*	11,768
209	Hallmark Financial Services*	1,743
525	Hancock Holding Co.	14,290
1,841	Hanmi Financial Corp.*	2,228
209	Harleysville Group, Inc.	6,663
555	Harris & Harris Group, Inc.*	2,098
656	Hatteras Financial Corp. (REIT)	19,011
1,121	Healthcare Realty Trust, Inc. (REIT)	26,243
235	Heartland Financial USA, Inc.	3,302
652	Hercules Technology Growth Capital, Inc.	5,969
177	Heritage Financial Corp./WA*	2,248
39	Heritage Financial Group	349
1,981	Hersha Hospitality Trust (REIT)	9,390
320	HFF, Inc., Class A*	2,550
1,288	Highwoods Properties, Inc. (REIT)	40,289
713	Hilltop Holdings, Inc.*	7,037
137	Home Bancorp, Inc.*	1,803
395	Home Bancshares, Inc./AR	8,508
300	Home Federal Bancorp, Inc./ID	3,732
674	Home Properties, Inc. (REIT)	34,037
706	Horace Mann Educators Corp.	11,578
214	Hudson Valley Holding Corp.	3,480
481	Iberiabank Corp.	23,449
381	Independent Bank Corp./MA	7,990
238	Infinity Property & Casualty Corp.	11,031
1,338	Inland Real Estate Corp. (REIT)	10,316
229	International Assets Holding Corp.*	3,749
954	International Bancshares Corp.	14,882
467	Invesco Mortgage Capital, Inc. (REIT)	9,770
784	Investment Technology Group, Inc.*	10,419
864	Investors Bancorp, Inc.*	9,176
1,350	Investors Real Estate Trust (REIT)	11,070
1,680	iStar Financial, Inc. (REIT)*	5,863
268	JMP Group, Inc.	1,536
75	Kansas City Life Insurance Co.	2,284
184	Kayne Anderson Energy Development Co.	2,685
638	KBW, Inc.	14,017
272	Kearny Financial Corp.	2,366
374	Kennedy-Wilson Holdings, Inc.*	3,703
69	K-Fed Bancorp	539
977	Kilroy Realty Corp. (REIT)	30,394
976	Kite Realty Group Trust (REIT)	4,070
1,700	Knight Capital Group, Inc., Class A*	20,196
669	LaBranche & Co., Inc.*	2,602
1,641	Ladenburg Thalmann Financial Services, Inc.*	1,313
370	Lakeland Bancorp, Inc.	2,930
290	Lakeland Financial Corp.	5,377
1,256	LaSalle Hotel Properties (REIT)	26,464
1,740	Lexington Realty Trust (REIT)	11,606
131	Life Partners Holdings, Inc.	1,935
464	LTC Properties, Inc. (REIT)	11,452
893	Maiden Holdings Ltd.	6,546
268	Main Street Capital Corp.	3,974
362	MainSource Financial Group, Inc.	2,197
497	MarketAxess Holdings, Inc.	7,599
154	Marlin Business Services Corp.*	1,501
953	MB Financial, Inc.	14,276
1,377	MCG Capital Corp.	7,271
975	Meadowbrook Insurance Group, Inc.	8,375
267	Medallion Financial Corp.	1,882
2,001	Medical Properties Trust, Inc. (REIT)	19,690
86	Merchants Bancshares, Inc.	2,012
164	Meridian Interstate Bancorp, Inc.*	1,740
243	Metro Bancorp, Inc.*	2,248
1,888	MF Global Holdings Ltd.*	12,461
5,040	MFA Financial, Inc. (REIT)	37,145
3,606	MGIC Investment Corp.*	26,035
590	Mid-America Apartment Communities, Inc. (REIT)	33,317
135	MidSouth Bancorp, Inc.	1,652
124	MidWestOne Financial Group, Inc.	1,626
320	Mission West Properties, Inc. (REIT)	2,125
478	Monmouth Real Estate Investment Corp., Class A (REIT)	3,418
1,279	Montpelier Re Holdings Ltd.	20,259
864	MPG Office Trust, Inc. (REIT)*	1,953
437	MVC Capital, Inc.	5,611
683	Nara Bancorp, Inc.*	4,078
63	NASB Financial, Inc.	848
125	National Bankshares, Inc.	2,912
768	National Financial Partners Corp.*	8,172
439	National Health Investors, Inc. (REIT)	18,403
118	National Interstate Corp.	2,267
2,267	National Penn Bancshares, Inc.	13,171
1,499	National Retail Properties, Inc. (REIT)	36,516

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
40	National Western Life Insurance Co., Class A	$5,122
219	Navigators Group, Inc. (The)*	9,161
620	NBT Bancorp, Inc.	12,660
475	Nelnet, Inc., Class A	10,407
1,906	NewAlliance Bancshares, Inc.	23,329
1,115	Newcastle Investment Corp. (REIT)*	2,698
502	NewStar Financial, Inc.*	3,368
389	NGP Capital Resources Co.	3,147
323	Northfield Bancorp, Inc.	3,521
1,357	NorthStar Realty Finance Corp. (REIT)	4,315
1,991	Northwest Bancshares, Inc.	21,403
86	NYMAGIC, Inc.	2,196
261	OceanFirst Financial Corp.	2,957
1,335	Ocwen Financial Corp.*	12,135
1,568	Old National Bancorp/IN	14,457
1,673	Omega Healthcare Investors, Inc. (REIT)	35,886
214	OmniAmerican Bancorp, Inc.*	2,380
152	One Liberty Properties, Inc. (REIT)	2,180
181	Oppenheimer Holdings Inc., Class A	4,217
760	optionsXpress Holdings, Inc.*	10,822
887	Oriental Financial Group, Inc.	11,753
999	Oritani Financial Corp.	9,401
121	Orrstown Financial Services, Inc.	2,465
331	Pacific Continental Corp.	2,718
553	PacWest Bancorp	9,434
225	Park National Corp.	13,511
388	Parkway Properties, Inc./MD (REIT)	5,673
158	Peapack Gladstone Financial Corp.	1,698
666	Pebblebrook Hotel Trust (REIT)*	11,815
640	PennantPark Investment Corp.	6,323
69	Penns Woods Bancorp, Inc.	2,081
995	Pennsylvania Real Estate Investment Trust (REIT)	10,408
301	PennyMac Mortgage Investment Trust (REIT)	5,258
368	Penson Worldwide, Inc.*	1,696
189	Peoples Bancorp, Inc./OH	2,285
997	PHH Corp.*	18,454
2,087	Phoenix Cos, Inc. (The)*	3,715
406	Pico Holdings, Inc.*	11,336
600	Pinnacle Financial Partners, Inc.*	5,136
279	Piper Jaffray Cos.*	7,706
739	Platinum Underwriters Holdings Ltd.	29,715
580	PMA Capital Corp., Class A*	4,008
2,571	PMI Group, Inc. (The)*	7,919
64	Porter Bancorp, Inc.	634
305	Portfolio Recovery Associates, Inc.*	19,428
874	Post Properties, Inc. (REIT)	22,200
719	Potlatch Corp. (REIT)	24,086
372	Presidential Life Corp.	3,214
433	Primerica, Inc.	9,106
292	Primus Guaranty Ltd.*	1,118
936	PrivateBancorp, Inc.	9,791
585	ProAssurance Corp.*	30,976
1,292	Prospect Capital Corp.	11,861
839	Prosperity Bancshares, Inc.	23,870
1,078	Provident Financial Services, Inc.	12,365
699	Provident New York Bancorp	5,641
333	PS Business Parks, Inc. (REIT)	18,738
138	Pzena Investment Management, Inc., Class A	865
2,392	Radian Group, Inc.	15,141
1,535	RAIT Financial Trust (REIT)*	2,072
682	Ramco-Gershenson Properties Trust (REIT)	7,120
1,401	Redwood Trust, Inc. (REIT)	19,348
450	Renasant Corp.	6,034
176	Republic Bancorp, Inc./KY, Class A	3,418
790	Resource Capital Corp. (REIT)	4,677
752	Retail Opportunity Investments Corp.	7,106
330	RLI Corp.	17,312
146	Rockville Financial, Inc.	1,697
287	Rodman & Renshaw Capital Group, Inc.*	574
146	Roma Financial Corp.	1,495
445	S&T Bancorp, Inc.	7,552
213	S. Y. Bancorp, Inc.	5,050
369	Safeguard Scientifics, Inc.*	4,243
227	Safety Insurance Group, Inc.	9,250
374	Sanders Morris Harris Group, Inc.	1,926
431	Sandy Spring Bancorp, Inc.	6,306
114	Saul Centers, Inc. (REIT)	4,713
230	SCBT Financial Corp.	6,612
396	SeaBright Holdings, Inc.	2,800
958	Selective Insurance Group, Inc.	14,236
171	Sierra Bancorp	1,970
736	Signature Bank/NY*	26,893
309	Simmons First National Corp., Class A	7,842
103	Solar Capital Ltd.	2,023
286	Southside Bancshares, Inc.	5,183
349	Southwest Bancorp, Inc./OK	4,157
496	Sovran Self Storage, Inc. (REIT)	18,734
856	Starwood Property Trust, Inc. (REIT)	16,281
259	State Auto Financial Corp.	3,621
299	State Bancorp, Inc./NY	2,536
411	StellarOne Corp.	4,252
483	Sterling Bancorp/NY	4,202
1,649	Sterling Bancshares, Inc./TX	8,179
311	Stewart Information Services Corp.	3,244
614	Stifel Financial Corp.*	26,574
2,528	Strategic Hotels & Resorts, Inc. (REIT)*	9,025
72	Student Loan Corp. (The)	1,343
174	Suffolk Bancorp	4,098
342	Sun Communities, Inc. (REIT)	9,785
1,772	Sunstone Hotel Investors, Inc. (REIT)*	15,186
2,332	Susquehanna Bancshares, Inc.	18,446
751	SVB Financial Group*	27,915
514	SWS Group, Inc.	3,706
728	Tanger Factory Outlet Centers (REIT)	33,648
172	Taylor Capital Group, Inc.*	1,663
236	Tejon Ranch Co.*	5,013
158	Terreno Realty Corp. (REIT)*	2,738
220	Territorial Bancorp, Inc.	3,733
657	Texas Capital Bancshares, Inc.*	10,052
162	THL Credit, Inc.	1,878
633	Thomas Properties Group, Inc.	1,981
483	TICC Capital Corp.	4,424
142	Tompkins Financial Corp.	5,217
101	Tower Bancorp, Inc.	1,897
728	Tower Group, Inc.	15,623
423	TowneBank/VA	6,049
735	TradeStation Group, Inc.*	4,314
216	Triangle Capital Corp.	3,331
251	Trico Bancshares	3,481
1,383	TrustCo Bank Corp NY	7,358
1,149	Trustmark Corp.	21,911

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
469	Two Harbors Investment Corp. (REIT)	$4,043
571	UMB Financial Corp.	18,203
178	UMH Properties, Inc. (REIT)	1,689
2,060	Umpqua Holdings Corp.	21,424
321	Union First Market Bankshares Corp.	3,724
698	United Bankshares, Inc.	16,061
1,695	United Community Banks, Inc./GA*	4,204
301	United Financial Bancorp, Inc.	4,051
410	United Fire & Casualty Co.	8,294
203	Universal Health Realty Income Trust (REIT)	6,457
310	Universal Insurance Holdings, Inc.	1,290
298	Univest Corp. of Pennsylvania	4,768
368	Urstadt Biddle Properties, Inc., Class A (REIT)	6,756
1,681	U-Store-It Trust (REIT)	13,448
256	ViewPoint Financial Group	2,304
361	Virginia Commerce Bancorp, Inc.*	1,993
92	Virtus Investment Partners, Inc.*	2,441
462	Walter Investment Management Corp. (REIT)	7,489
275	Washington Banking Co.	3,316
1,093	Washington Real Estate Investment Trust (REIT)	33,490
254	Washington Trust Bancorp, Inc.	4,595
129	Waterstone Financial, Inc.*	495
1,175	Webster Financial Corp.	18,906
415	WesBanco, Inc.	6,329
281	West Bancorp., Inc.*	1,658
1,686	West Coast Bancorp/OR*	3,979
528	Westamerica Bancorp.	26,759
1,178	Western Alliance Bancorp.*	7,209
532	Westfield Financial, Inc.	4,033
105	Westwood Holdings Group, Inc.	3,213
1,735	Whitney Holding Corp./LA	12,891
351	Wilshire Bancorp, Inc.	2,176
322	Winthrop Realty Trust (REIT)	4,411
559	Wintrust Financial Corp.	16,077
295	World Acceptance Corp.*	12,021
105	WSFS Financial Corp.	3,777
		3,576,824
	Health Care - 9.7%

397	Abaxis, Inc.*	7,170
562	Abiomed, Inc.*	5,086
989	Accelrys, Inc.*	5,993
209	Accretive Health, Inc.*	1,967
919	Accuray, Inc.*	6,047
697	Acorda Therapeutics, Inc.*	20,994
165	Acura Pharmaceuticals, Inc.*	403
370	Affymax, Inc.*	2,079
1,274	Affymetrix, Inc.*	5,236
244	AGA Medical Holdings, Inc.*	3,331
201	Air Methods Corp.*	7,332
993	Akorn, Inc.*	3,396
425	Albany Molecular Research, Inc.*	2,580
786	Alexza Pharmaceuticals, Inc.*	2,217
1,066	Align Technology, Inc.*	17,083
118	Alimera Sciences, Inc.*	1,009
1,707	Alkermes, Inc.*	22,635
494	Alliance HealthCare Services, Inc.*	2,075
811	Allied Healthcare International, Inc.*	1,646
1,414	Allos Therapeutics, Inc.*	5,161
2	Allscripts Healthcare Solutions, Inc.*	37
147	Almost Family, Inc.*	3,715
655	Alnylam Pharmaceuticals, Inc.*	8,973
914	Alphatec Holdings, Inc.*	1,883
378	AMAG Pharmaceuticals, Inc.*	9,526
514	Amedisys, Inc.*	11,884
162	America Service Group, Inc.	2,221
283	American Dental Partners, Inc.*	3,022
1,356	American Medical Systems Holdings, Inc.*	24,706
930	AMERIGROUP Corp.*	34,317
590	AMN Healthcare Services, Inc.*	2,625
556	Amsurg Corp.*	9,269
232	Analogic Corp.	9,623
445	Angiodynamics, Inc.*	6,795
1,267	Antares Pharma, Inc.*	1,837
103	Anthera Pharmaceuticals, Inc.*	391
435	Aoxing Pharmaceutical Co., Inc.*	1,096
239	Ardea Biosciences, Inc.*	4,813
2,019	Arena Pharmaceuticals, Inc.*	13,144
1,991	Ariad Pharmaceuticals, Inc.*	6,969
747	Arqule, Inc.*	3,899
955	Array Biopharma, Inc.*	2,569
485	ArthroCare Corp.*	12,591
642	AspenBio Pharma, Inc.*	334
177	Assisted Living Concepts, Inc., Class A*	4,811
595	athenahealth, Inc.*	16,029
28	Atrion Corp.	3,899
750	Auxilium Pharmaceuticals, Inc.*	19,432
1,297	AVANIR Pharmaceuticals, Inc., Class A*	3,671
167	AVEO Pharmaceuticals, Inc.*	1,456
1,986	AVI BioPharma, Inc.*	4,151
519	BioCryst Pharmaceuticals, Inc.*	2,460
301	Biodel, Inc.*	1,120
324	BioMimetic Therapeutics, Inc.*	2,955
431	Bio-Reference Labs, Inc.*	8,542
1,266	Biosante Pharmaceuticals, Inc.*	1,658
704	BioScrip, Inc.*	3,421
71	Biospecifics Technologies Corp.*	1,881
383	BioTime, Inc.*	1,605
498	BMP Sunstone Corp.*	3,237
1,306	Bruker Corp.*	15,528
447	Cadence Pharmaceuticals, Inc.*	3,531
807	Caliper Life Sciences, Inc.*	2,679
528	Cambrex Corp.*	2,202
232	Cantel Medical Corp.	3,334
486	Capital Senior Living Corp.*	2,411
155	Caraco Pharmaceutical Laboratories Ltd.*	851
434	CardioNet, Inc.*	1,901
683	Catalyst Health Solutions, Inc.*	27,381
1,475	Celera Corp.*	9,735
572	Celldex Therapeutics, Inc.*	2,477
883	Centene Corp.*	17,854
1,069	Cepheid, Inc.*	15,725
700	Cerus Corp.*	2,009
567	Chelsea Therapeutics International, Inc.*	2,308
411	Chemed Corp.	20,509
247	Chindex International, Inc.*	3,206
989	Clarient, Inc.*	3,264
211	Clinical Data, Inc.*	3,154
110	Codexis, Inc.*	892
1,183	Combinatorx, Inc.*	1,526
176	Computer Programs & Systems, Inc.	7,191
558	Conceptus, Inc.*	7,709
525	Conmed Corp.*	9,718
522	Continucare Corp.*	1,696

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
488	Corcept Therapeutics, Inc.*	$1,362
141	Cornerstone Therapeutics, Inc.*	916
125	Corvel Corp.*	4,597
558	Cross Country Healthcare, Inc.*	4,135
515	CryoLife, Inc.*	2,673
1,051	Cubist Pharmaceuticals, Inc.*	23,154
222	Cumberland Pharmaceuticals, Inc.*	1,121
1,360	Curis, Inc.*	1,673
242	Cutera, Inc.*	1,704
500	Cyberonics, Inc.*	10,715
175	Cynosure, Inc., Class A*	1,635
690	Cypress Bioscience, Inc.*	2,236
835	Cytokinetics, Inc.*	1,870
738	Cytori Therapeutics, Inc.*	3,328
1,963	CytRx Corp.*	1,296
785	Delcath Systems, Inc.*	4,773
942	Depomed, Inc.*	3,382
1,033	DexCom, Inc.*	12,654
317	Dionex Corp.*	22,982
1,561	Durect Corp.*	3,247
1,757	Dyax Corp.*	4,006
1,288	Dynavax Technologies Corp.*	2,087
169	DynaVox, Inc., Class A*	1,531
341	Emergent Biosolutions, Inc.*	6,193
359	Emeritus Corp.*	5,521
875	Endologix, Inc.*	3,509
257	Ensign Group, Inc. (The)	4,276
599	Enzo Biochem, Inc.*	2,120
891	Enzon Pharmaceuticals, Inc.*	9,142
878	eResearchTechnology, Inc.*	6,502
329	Eurand N.V.*	2,902
639	Exact Sciences Corp.*	2,933
150	Exactech, Inc.*	2,177
1,953	Exelixis, Inc.*	5,781
568	Five Star Quality Care, Inc.*	2,408
158	Furiex Pharmaceuticals, Inc.*	1,574
252	Genomic Health, Inc.*	3,644
315	Genoptix, Inc.*	5,421
536	Gentiva Health Services, Inc.*	11,015
1,766	Geron Corp.*	8,159
418	Greatbatch, Inc.*	9,175
452	Haemonetics Corp.*	23,540
1,291	Halozyme Therapeutics, Inc.*	9,863
469	Hanger Orthopedic Group, Inc.*	6,120
764	Hansen Medical, Inc.*	1,047
459	Health Grades, Inc.*	3,759
1,683	HealthSouth Corp.*	27,366
1,042	Healthspring, Inc.*	21,632
614	Healthways, Inc.*	7,675
168	HeartWare International, Inc.*	10,880
179	Hi-Tech Pharmacal Co., Inc.*	3,106
488	HMS Holdings Corp.*	25,464
210	ICU Medical, Inc.*	7,482
642	Idenix Pharmaceuticals, Inc.*	3,858
1,257	Immucor, Inc.*	22,123
1,219	Immunogen, Inc.*	6,534
1,181	Immunomedics, Inc.*	3,378
1,126	Impax Laboratories, Inc.*	17,644
1,582	Incyte Corp.*	19,807
261	Infinity Pharmaceuticals, Inc.*	1,232
885	Inhibitex, Inc.*	1,257
1,442	Inovio Pharmaceuticals, Inc.*	1,122
1,070	Inspire Pharmaceuticals, Inc.*	5,190
722	Insulet Corp.*	9,545
378	Integra LifeSciences Holdings Corp.*	13,143
818	InterMune, Inc.*	8,524
523	Invacare Corp.	11,977
292	IPC The Hospitalist Co., Inc.*	6,821
292	IRIS International, Inc.*	2,241
347	Ironwood Pharmaceuticals, Inc.*	3,217
1,693	Isis Pharmaceuticals, Inc.*	13,273
268	Jazz Pharmaceuticals, Inc.*	2,385
268	Kendle International, Inc.*	2,098
144	Kensey Nash Corp.*	3,819
918	Keryx Biopharmaceuticals, Inc.*	3,213
710	Kindred Healthcare, Inc.*	8,342
169	Landauer, Inc.	9,498
187	Lannett Co., Inc.*	759
336	LCA-Vision, Inc.*	1,334
3,557	Lexicon Pharmaceuticals, Inc.*	5,104
281	LHC Group, Inc.*	5,623
2,115	Ligand Pharmaceuticals, Inc., Class B*	3,088
674	Luminex Corp.*	9,665
600	Magellan Health Services, Inc.*	26,286
459	MAKO Surgical Corp.*	4,792
1,198	MannKind Corp.*	6,655
248	MAP Pharmaceuticals, Inc.*	2,682
599	Martek Biosciences Corp.*	13,070
934	Masimo Corp.	21,258
559	Maxygen, Inc.*	3,086
774	MedAssets, Inc.*	15,341
369	Medcath Corp.*	2,948
258	Medical Action Industries, Inc.*	2,108
958	Medicines Co. (The)*	11,017
1,084	Medicis Pharmaceutical Corp., Class A	29,810
338	Medidata Solutions, Inc.*	5,800
612	Medivation, Inc.*	5,835
203	MedQuist, Inc.	1,492
454	MELA Sciences, Inc.*	3,124
929	Merge Healthcare, Inc.*	2,341
731	Meridian Bioscience, Inc.	13,363
507	Merit Medical Systems, Inc.*	8,000
481	Metabolix, Inc.*	5,445
718	Metropolitan Health Networks, Inc.*	2,506
1,454	Micromet, Inc.*	8,928
291	Micrus Endovascular Corp.*	6,812
279	Molina Healthcare, Inc.*	7,075
723	Momenta Pharmaceuticals, Inc.*	10,447
221	MWI Veterinary Supply, Inc.*	11,735
805	Nabi Biopharmaceuticals*	3,904
306	Nanosphere, Inc.*	890
161	National Healthcare Corp.	5,588
32	National Research Corp.	805
512	Natus Medical, Inc.*	6,180
1,692	Nektar Therapeutics*	21,675
406	Neogen Corp.*	11,863
488	Neostem, Inc.*	771
828	Neuralstem, Inc.*	1,532
882	Neurocrine Biosciences, Inc.*	4,745
198	NeurogesX, Inc.*	1,144
1,626	Novavax, Inc.*	3,268
1,060	NPS Pharmaceuticals, Inc.*	6,901
704	NuVasive, Inc.*	20,662
447	NxStage Medical, Inc.*	7,049
333	Nymox Pharmaceutical Corp.*	1,229
308	Obagi Medical Products, Inc.*	3,237
337	Omeros Corp.*	2,042
585	Omnicell, Inc.*	6,526
1,127	Onyx Pharmaceuticals, Inc.*	27,149
1,593	Opko Health, Inc.*	3,298
600	Optimer Pharmaceuticals, Inc.*	4,824
831	OraSure Technologies, Inc.*	2,809

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
546	Orexigen Therapeutics, Inc.*	$2,402
317	Orthofix International N.V.*	8,464
1,199	Orthovita, Inc.*	1,966
302	Osiris Therapeutics, Inc.*	1,972
1,135	Owens & Minor, Inc.	30,259
639	Pain Therapeutics, Inc.*	3,614
333	Palomar Medical Technologies, Inc.*	2,944
631	Par Pharmaceutical Cos., Inc.*	16,639
1,050	Parexel International Corp.*	20,884
160	PDI, Inc.*	1,162
2,153	PDL BioPharma, Inc.	12,186
991	Peregrine Pharmaceuticals, Inc.*	1,318
683	Pharmacyclics, Inc.*	4,822
527	Pharmasset, Inc.*	12,801
551	PharMerica Corp.*	4,276
478	Pozen, Inc.*	3,236
508	Progenics Pharmaceuticals, Inc.*	2,052
172	Prospect Medical Holdings, Inc.*	1,479
233	Providence Service Corp. (The)*	3,150
1,028	PSS World Medical, Inc.*	18,874
1,028	Psychiatric Solutions, Inc.*	34,284
627	Pure Bioscience*	1,160
339	Quality Systems, Inc.	19,001
990	Questcor Pharmaceuticals, Inc.*	9,593
389	Quidel Corp.*	4,703
447	RehabCare Group, Inc.*	7,402
454	Res-Care, Inc.*	5,630
935	Rigel Pharmaceuticals, Inc.*	7,321
195	Rochester Medical Corp.*	1,712
984	RTI Biologics, Inc.*	2,086
343	Rural/Metro Corp.*	2,572
1,025	Salix Pharmaceuticals Ltd.*	38,806
811	Sangamo Biosciences, Inc.*	2,405
942	Santarus, Inc.*	2,138
1,214	Savient Pharmaceuticals, Inc.*	17,506
670	Sciclone Pharmaceuticals, Inc.*	1,615
1,504	Seattle Genetics, Inc.*	17,221
904	Select Medical Holdings Corp.*	6,464
1,350	Sequenom, Inc.*	8,275
563	SIGA Technologies, Inc.*	4,220
602	Sirona Dental Systems, Inc.*	18,975
357	Skilled Healthcare Group, Inc., Class A*	1,200
1,068	Solta Medical, Inc.*	1,623
510	Somaxon Pharmaceuticals, Inc.*	2,127
262	SonoSite, Inc.*	7,629
595	Spectranetics Corp.*	2,892
890	Spectrum Pharmaceuticals, Inc.*	3,293
627	Staar Surgical Co.*	2,865
2,153	StemCells, Inc.*	1,617
514	Stereotaxis, Inc.*	1,619
1,066	STERIS Corp.	30,669
199	Sucampo Pharmaceuticals, Inc., Class A*	667
1,345	Sun Healthcare Group, Inc.*	10,894
1,005	Sunrise Senior Living, Inc.*	2,221
1,013	SuperGen, Inc.*	2,026
313	SurModics, Inc.*	3,765
647	Symmetry Medical, Inc.*	5,817
640	Syneron Medical Ltd.*	5,133
203	Synovis Life Technologies, Inc.*	2,842
401	Synta Pharmaceuticals Corp.*	1,111
429	Targacept, Inc.*	8,910
276	Team Health Holdings, Inc.*	3,480
1,124	Theravance, Inc.*	13,589
869	TomoTherapy, Inc.*	2,677
164	Transcend Services, Inc.*	2,332
96	Transcept Pharmaceuticals, Inc.*	678
365	Triple-S Management Corp., Class B*	5,811
182	U.S. Physical Therapy, Inc.*	2,917
870	Unilife Corp.*	4,263
575	Universal American Corp.	7,941
502	Vanda Pharmaceuticals, Inc.*	3,148
301	Vascular Solutions, Inc.*	3,766
1,011	Vical, Inc.*	3,084
1,400	Viropharma, Inc.*	17,556
260	Vital Images, Inc.*	3,281
1,454	Vivus, Inc.*	8,201
904	Volcano Corp.*	19,978
763	WellCare Health Plans, Inc.*	18,930
598	West Pharmaceutical Services, Inc.	20,105
698	Wright Medical Group, Inc.*	9,262
493	XenoPort, Inc.*	2,840
101	Young Innovations, Inc.	2,649
879	ZIOPHARM Oncology, Inc.*	3,164
386	Zoll Medical Corp.*	10,198
955	Zymogenetics, Inc.*	4,775
		2,133,256
	Industrials - 11.3%

327	3D Systems Corp.*	4,117
436	A. O. Smith Corp.	22,389
1,306	A123 Systems, Inc.*	8,554
222	AAON, Inc.	4,926
702	AAR Corp.*	10,783
934	ABM Industries, Inc.	18,316
607	Acacia Research - Acacia Technologies*	9,117
986	ACCO Brands Corp.*	5,729
457	Aceto Corp.	2,577
1,222	Actuant Corp., Class A	24,220
782	Acuity Brands, Inc.	30,295
392	Administaff, Inc.	8,475
1,062	Advanced Battery Technologies, Inc.*	3,696
278	Advisory Board Co. (The)*	11,270
298	Aerovironment, Inc.*	6,741
974	Air Transport Services Group, Inc.*	4,490
913	Aircastle Ltd.	7,131
2,433	AirTran Holdings, Inc.*	10,973
116	Alamo Group, Inc.	2,262
643	Alaska Air Group, Inc.*	28,440
492	Albany International Corp., Class A	8,733
273	Allegiant Travel Co.	10,273
482	Altra Holdings, Inc.*	6,203
154	Amerco, Inc.*	12,445
162	American Commercial Lines, Inc.*	4,547
169	American Railcar Industries, Inc.*	1,952
662	American Reprographics Co.*	4,369
162	American Science & Engineering, Inc.	11,497
807	American Superconductor Corp.*	21,700
163	American Woodmark Corp.	2,491
166	Ameron International Corp.	9,356
153	Ampco-Pittsburgh Corp.	3,286
572	APAC Customer Services, Inc.*	2,900
505	Apogee Enterprises, Inc.	4,565
1,395	Applied Energetics, Inc.*	1,590
762	Applied Industrial Technologies, Inc.	20,422
239	Applied Signal Technology, Inc.	4,694
139	Argan, Inc.*	1,116
455	Arkansas Best Corp.	9,382
1,692	ArvinMeritor, Inc.*	22,114

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
357	Astec Industries, Inc.*	$9,175
168	Astronics Corp.*	2,485
361	ATC Technology Corp.*	8,711
465	Atlas Air Worldwide Holdings, Inc.*	20,153
1,847	Avis Budget Group, Inc.*	16,845
223	AZZ, Inc.	8,907
270	Badger Meter, Inc.	10,071
842	Baldor Electric Co.	29,537
294	Baltic Trading Ltd.	3,287
882	Barnes Group, Inc.	13,415
139	Barrett Business Services, Inc.	1,839
819	Beacon Roofing Supply, Inc.*	11,409
841	Belden, Inc.	18,418
860	Blount International, Inc.*	9,967
197	BlueLinx Holdings, Inc.*	670
721	Bowne & Co., Inc.	7,981
879	Brady Corp., Class A	22,643
901	Briggs & Stratton Corp.	16,353
862	Brink’s Co. (The)	16,266
1,665	Broadwind Energy, Inc.*	2,781
816	Builders FirstSource, Inc.*	1,640
179	CAI International, Inc.*	2,447
4,326	Capstone Turbine Corp.*	2,769
163	Cascade Corp.	5,089
449	Casella Waste Systems, Inc., Class A*	1,994
793	CBIZ, Inc.*	4,702
226	CDI Corp.	2,506
384	Celadon Group, Inc.*	4,497
990	Cenveo, Inc.*	5,435
458	Ceradyne, Inc.*	10,003
516	Chart Industries, Inc.*	8,215
307	CIRCOR International, Inc.	8,550
907	CLARCOR, Inc.	30,511
415	Clean Harbors, Inc.*	25,087
143	Coleman Cable, Inc.*	761
433	Colfax Corp.*	5,408
344	Columbus McKinnon Corp.*	4,403
684	Comfort Systems USA, Inc.	7,134
440	Commercial Vehicle Group, Inc.*	3,995
21	Compx International, Inc.	248
168	Consolidated Graphics, Inc.*	6,671
616	Corporate Executive Board Co. (The)	17,273
372	CoStar Group, Inc.*	15,352
184	Courier Corp.	2,410
199	CRA International, Inc.*	3,164
283	Cubic Corp.	10,808
825	Curtiss-Wright Corp.	21,937
924	Deluxe Corp.	15,459
496	DigitalGlobe, Inc.*	15,212
545	Dolan Co. (The)*	4,998
515	Dollar Thrifty Automotive Group, Inc.*	24,226
194	Douglas Dynamics, Inc.*	2,204
188	Ducommun, Inc.	3,610
148	DXP Enterprises, Inc.*	2,686
695	Dycom Industries, Inc.*	5,588
175	Dynamex, Inc.*	2,145
233	Dynamic Materials Corp.	3,187
1,118	Eagle Bulk Shipping, Inc.*	5,243
1,193	EMCOR Group, Inc.*	27,129
333	Encore Wire Corp.	6,091
1,097	Ener1, Inc.*	3,477
738	Energy Recovery, Inc.*	2,343
1,592	EnergySolutions, Inc.	7,291
354	EnerNOC, Inc.*	11,533
868	EnerSys*	19,157
466	Ennis, Inc.	7,172
370	EnPro Industries, Inc.*	10,105
476	ESCO Technologies, Inc.	14,827
537	Esterline Technologies Corp.*	24,702
716	Excel Maritime Carriers Ltd.*	3,594
249	Exponent, Inc.*	7,679
1,120	Federal Signal Corp.	5,902
843	Flow International Corp.*	1,829
1,264	Force Protection, Inc.*	4,898
521	Forward Air Corp.	12,410
236	Franklin Covey Co.*	1,440
418	Franklin Electric Co., Inc.	13,238
215	FreightCar America, Inc.	5,007
321	Fuel Tech, Inc.*	1,762
1,715	FuelCell Energy, Inc.*	1,938
661	Furmanite Corp.*	2,856
334	G&K Services, Inc., Class A	6,710
510	Genco Shipping & Trading Ltd.*	7,670
1,052	GenCorp, Inc.*	4,608
347	Generac Holdings, Inc.*	4,206
697	Genesee & Wyoming, Inc., Class A*	27,051
1,098	Geo Group, Inc. (The)*	24,266
397	GeoEye, Inc.*	14,467
544	Gibraltar Industries, Inc.*	4,134
86	Global Defense Technology & Systems, Inc.*	899
219	Gorman-Rupp Co. (The)	5,628
264	GP Strategies Corp.*	1,964
2,166	GrafTech International Ltd.*	30,454
177	Graham Corp.	2,508
628	Granite Construction, Inc.	13,822
1,053	Great Lakes Dredge & Dock Corp.	5,312
340	Greenbrier Cos., Inc.*	3,968
806	Griffon Corp.*	8,616
498	H&E Equipment Services, Inc.*	3,391
931	Hawaiian Holdings, Inc.*	4,562
787	Healthcare Services Group, Inc.	16,346
907	Heartland Express, Inc.	13,206
528	HEICO Corp.	21,907
314	Heidrick & Struggles International, Inc.	5,454
244	Herley Industries, Inc.*	3,721
1,025	Herman Miller, Inc.	16,831
1,745	Hexcel Corp.*	29,770
465	Hill International, Inc.*	1,781
813	HNI Corp.	19,000
308	Hoku Corp.*	779
548	Horizon Lines, Inc., Class A	2,187
319	Houston Wire & Cable Co.	2,884
672	HUB Group, Inc., Class A*	17,862
578	Hudson Highland Group, Inc.*	1,734
396	Huron Consulting Group, Inc.*	7,306
308	ICF International, Inc.*	6,496
451	II-VI, Inc.*	15,510
427	Innerworkings, Inc.*	2,319
706	Insituform Technologies, Inc., Class A*	14,374
316	Insteel Industries, Inc.	2,500
908	Interface, Inc., Class A	11,641
593	Interline Brands, Inc.*	9,583
101	International Shipholding Corp.	2,377
4,389	JetBlue Airways Corp.*	25,061
506	John Bean Technologies Corp.	7,524
224	Kadant, Inc.*	3,817
466	Kaman Corp.	9,958
602	Kaydon Corp.	19,511
476	Kelly Services, Inc., Class A*	4,969

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
553	Kforce, Inc.*	$5,845
564	Kimball International, Inc., Class B	2,916
1,069	Knight Transportation, Inc.	20,140
845	Knoll, Inc.	11,340
828	Korn/Ferry International*	10,781
286	Kratos Defense & Security Solutions, Inc.*	2,831
183	L.B. Foster Co., Class A*	4,688
224	LaBarge, Inc.*	2,343
282	Ladish Co., Inc.*	7,019
73	Lawson Products, Inc.	990
352	Layne Christensen Co.*	8,754
463	LECG Corp.*	602
225	Lindsay Corp.	8,296
159	LMI Aerospace, Inc.*	2,406
340	LSI Industries, Inc.	1,751
307	Lydall, Inc.*	2,115
191	M&F Worldwide Corp.*	4,431
277	Marten Transport Ltd.	5,460
953	MasTec, Inc.*	9,225
430	McGrath RentCorp	8,639
675	Metalico, Inc.*	2,113
263	Met-Pro Corp.	2,483
142	Michael Baker Corp.*	4,682
299	Middleby Corp.*	16,442
182	Miller Industries, Inc.	2,246
477	Mine Safety Appliances Co.	10,876
259	Mistras Group, Inc.*	2,745
654	Mobile Mini, Inc.*	9,306
816	Moog, Inc., Class A*	25,459
678	Mueller Industries, Inc.	15,987
2,779	Mueller Water Products, Inc., Class A	6,586
202	Multi-Color Corp.	2,889
358	MYR Group, Inc.*	4,987
104	NACCO Industries, Inc., Class A	8,064
910	Navigant Consulting, Inc.*	9,009
325	NCI Building Systems, Inc.*	2,860
614	Nordson Corp.	39,400
166	Northwest Pipe Co.*	2,482
753	Old Dominion Freight Line, Inc.*	17,552
50	Omega Flex, Inc.	629
655	On Assignment, Inc.*	2,849
1,036	Orbital Sciences Corp.*	13,458
483	Orion Marine Group, Inc.*	5,419
646	Otter Tail Corp.	11,970
83	P.A.M. Transportation Services, Inc.*	930
629	Pacer International, Inc.*	3,220
141	Park-Ohio Holdings Corp.*	1,571
26	Patriot Transportation Holding, Inc.*	1,942
345	PGT, Inc.*	690
295	Pike Electric Corp.*	2,390
334	Pinnacle Airlines Corp.*	1,587
265	PMFG, Inc.*	4,269
391	Polypore International, Inc.*	10,565
159	Powell Industries, Inc.*	4,525
328	PowerSecure International, Inc.*	2,716
39	Preformed Line Products Co.	1,280
364	Primoris Services Corp.	2,159
169	Quality Distribution, Inc.*	789
681	Quanex Building Products Corp.	10,760
416	RailAmerica, Inc.*	4,152
292	Raven Industries, Inc.	9,843
391	RBC Bearings, Inc.*	11,452
617	Republic Airways Holdings, Inc.*	4,338
833	Resources Connection, Inc.	9,238
191	Roadrunner Transportation Systems, Inc.*	2,240
483	Robbins & Myers, Inc.	11,428
772	Rollins, Inc.	15,811
886	RSC Holdings, Inc.*	5,298
573	Rush Enterprises, Inc., Class A*	7,274
285	Saia, Inc.*	3,332
1,283	Satcon Technology Corp.*	3,990
208	Sauer-Danfoss, Inc.*	3,382
200	Schawk, Inc.	3,040
339	School Specialty, Inc.*	4,417
6	Seaboard Corp.	9,660
934	SFN Group, Inc.*	5,081
708	Simpson Manufacturing Co., Inc.	15,604
1,006	Skywest, Inc.	12,816
279	Standard Parking Corp.*	4,366
322	Standard Register Co. (The)	924
224	Standex International Corp.	5,271
1,378	Steelcase, Inc., Class A	8,557
290	Sterling Construction Co., Inc.*	3,173
225	Sun Hydraulics Corp.	5,017
742	SYKES Enterprises, Inc.*	8,874
301	TAL International Group, Inc.	6,417
1,126	Taser International, Inc.*	4,093
341	Team, Inc.*	4,989
332	Tecumseh Products Co., Class A*	3,888
652	Teledyne Technologies, Inc.*	23,589
340	Tennant Co.	10,622
1,110	Tetra Tech, Inc.*	20,147
171	Textainer Group Holdings Ltd.	4,668
155	Thermadyne Holdings Corp.*	1,710
635	Titan International, Inc.	6,439
234	Titan Machinery, Inc.*	3,496
441	Tredegar Corp.	7,241
278	Trex Co., Inc.*	5,574
270	Trimas Corp.*	3,480
300	Triumph Group, Inc.	19,914
793	TrueBlue, Inc.*	8,556
480	Tutor Perini Corp.*	9,485
151	Twin Disc, Inc.	1,792
398	Ultrapetrol (Bahamas) Ltd.*	2,010
254	Unifirst Corp.	9,972
31	United Capital Corp.*	663
1,087	United Rentals, Inc.*	12,229
435	United Stationers, Inc.*	19,527
348	Universal Forest Products, Inc.	9,017
105	Universal Truckload Services, Inc.*	1,411
648	UQM Technologies, Inc.*	1,335
2,901	US Airways Group, Inc.*	26,225
329	US Ecology, Inc.	4,458
141	USA Truck, Inc.*	1,867
370	Viad Corp.	5,865
351	Vicor Corp.	4,742
270	Volt Information Sciences, Inc.*	1,706
75	VSE Corp.	2,106
1,061	Wabash National Corp.*	6,504
501	Watsco, Inc.	25,726
527	Watts Water Technologies, Inc., Class A	15,831
774	Werner Enterprises, Inc.	15,434
1,096	Woodward Governor Co.	28,628
135	Xerium Technologies, Inc.*	1,358
		2,495,390
	Information Technology - 13.5%

701	3PAR, Inc.*	22,516
612	ACI Worldwide, Inc.*	11,622

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
787	Acme Packet, Inc.*	$26,443
387	Actel Corp.*	5,534
816	Actuate Corp.*	3,256
1,230	Acxiom Corp.*	15,246
1,745	ADC Telecommunications, Inc.*	22,109
1,118	ADTRAN, Inc.	35,139
774	Advanced Analogic Technologies, Inc.*	2,508
655	Advanced Energy Industries, Inc.*	9,242
284	Advent Software, Inc.*	14,106
319	Agilysys, Inc.*	1,384
91	Alpha & Omega Semiconductor Ltd.*	1,010
397	American Software, Inc., Class A	2,029
1,887	Amkor Technology, Inc.*	9,567
1,173	Anadigics, Inc.*	4,710
264	Anaren, Inc.*	3,596
340	Ancestry.com, Inc.*	6,545
505	Anixter International, Inc.*	23,169
1,178	Applied Micro Circuits Corp.*	12,699
211	Archipelago Learning, Inc.*	2,205
442	ArcSight, Inc.*	16,973
1,617	Ariba, Inc.*	25,015
2,281	Arris Group, Inc.*	18,636
2,824	Art Technology Group, Inc.*	9,856
1,318	Aruba Networks, Inc.*	24,212
1,119	Aspen Technology, Inc.*	10,720
566	ATMI, Inc.*	7,231
1,074	Aviat Networks, Inc.*	4,232
523	Avid Technology, Inc.*	5,795
1,874	Axcelis Technologies, Inc.*	2,549
558	AXT, Inc.*	3,024
188	Bel Fuse, Inc., Class B	3,484
1,134	Benchmark Electronics, Inc.*	15,910
898	BigBand Networks, Inc.*	2,425
316	Black Box Corp.	8,911
806	Blackbaud, Inc.	16,781
614	Blackboard, Inc.*	20,317
749	Blue Coat Systems, Inc.*	14,104
567	Bottomline Technologies, Inc.*	7,944
1,267	Brightpoint, Inc.*	7,551
1,169	Brooks Automation, Inc.*	7,926
425	Cabot Microelectronics Corp.*	12,720
544	CACI International, Inc., Class A*	22,201
134	Calix, Inc.*	1,629
151	Cass Information Systems, Inc.	4,953
798	Cavium Networks, Inc.*	19,264
534	CDC Corp., Class A*	1,885
377	Ceva, Inc.*	4,562
710	Checkpoint Systems, Inc.*	13,021
1,121	Ciber, Inc.*	3,072
1,178	Cirrus Logic, Inc.*	17,811
944	Cogent, Inc.*	10,384
714	Cognex Corp.	13,923
455	Coherent, Inc.*	16,903
424	Cohu, Inc.	4,868
777	CommVault Systems, Inc.*	19,075
419	Compellent Technologies, Inc.*	6,398
266	Computer Task Group, Inc.*	1,670
408	comScore, Inc.*	7,421
513	Comtech Telecommunications Corp.*	10,450
452	Comverge, Inc.*	2,997
724	Concur Technologies, Inc.*	33,861
1,460	Conexant Systems, Inc.*	2,175
513	Constant Contact, Inc.*	9,090
106	Convio, Inc.*	879
134	CPI International, Inc.*	1,891
638	Cray, Inc.*	3,439
613	CSG Systems International, Inc.*	11,218
611	CTS Corp.	4,912
541	Cymer, Inc.*	15,922
609	Daktronics, Inc.	5,609
238	DDi Corp.	1,861
725	DealerTrack Holdings, Inc.*	10,690
355	Deltek, Inc.*	2,538
344	DemandTec, Inc.*	2,566
451	DG FastChannel, Inc.*	7,144
418	Diamond Management & Technology Consultants, Inc.	5,221
286	Dice Holdings, Inc.*	1,802
448	Digi International, Inc.*	3,396
121	Digimarc Corp.*	2,391
713	Digital River, Inc.*	18,802
610	Diodes, Inc.*	8,997
592	DivX, Inc.*	4,555
416	DSP Group, Inc.*	2,800
313	DTS, Inc.*	10,971
1,941	Earthlink, Inc.	16,615
483	Ebix, Inc.*	9,003
593	Echelon Corp.*	4,486
191	Echo Global Logistics, Inc.*	2,399
297	Electro Rent Corp.	3,513
498	Electro Scientific Industries, Inc.*	5,403
815	Electronics for Imaging, Inc.*	8,676
275	EMS Technologies, Inc.*	3,993
1,459	Emulex Corp.*	13,919
823	Energy Conversion Devices, Inc.*	3,712
2,363	Entegris, Inc.*	9,098
1,009	Entropic Communications, Inc.*	7,678
880	Epicor Software Corp.*	5,975
589	EPIQ Systems, Inc.	7,333
69	ePlus, Inc.*	1,246
882	Euronet Worldwide, Inc.*	12,419
3,462	Evergreen Solar, Inc.*	2,320
649	Exar Corp.*	3,531
273	ExlService Holdings, Inc.*	4,535
1,619	Extreme Networks*	4,436
750	Fair Isaac Corp.	16,792
530	FalconStor Software, Inc.*	1,664
290	FARO Technologies, Inc.*	5,319
683	FEI Co.*	11,379
1,355	Finisar Corp.*	17,330
899	Formfactor, Inc.*	6,311
262	Forrester Research, Inc.*	8,041
753	Fortinet, Inc.*	15,354
692	FSI International, Inc.*	1,875
453	Gerber Scientific, Inc.*	2,505
907	Global Cash Access Holdings, Inc.*	3,283
386	Globecomm Systems, Inc.*	2,629
1,193	GSI Commerce, Inc.*	27,165
347	GSI Technology, Inc.*	2,013
1,123	GT Solar International, Inc.*	8,681
239	Guidance Software, Inc.*	1,181
513	Hackett Group, Inc. (The)*	2,031
1,743	Harmonic, Inc.*	10,127
681	Heartland Payment Systems, Inc.	9,636
491	Hittite Microwave Corp.*	20,892
160	Hughes Communications, Inc.*	3,718
420	Hutchinson Technology, Inc.*	1,205
829	Hypercom Corp.*	2,595
218	ICx Technologies, Inc.*	1,668
426	iGate Corp.	6,684
541	Ikanos Communications, Inc.*	466

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
536	Imation Corp.*	$4,588
505	Immersion Corp.*	2,333
1,582	Infinera Corp.*	13,352
645	Infospace, Inc.*	4,521
832	Insight Enterprises, Inc.*	10,932
315	Integral Systems, Inc.*	2,129
2,922	Integrated Device Technology, Inc.*	14,961
466	Integrated Silicon Solution, Inc.*	3,090
235	Interactive Intelligence, Inc.*	3,504
791	InterDigital, Inc.*	19,554
879	Intermec, Inc.*	9,238
932	Internap Network Services Corp.*	3,835
519	Internet Brands, Inc., Class A*	5,372
656	Internet Capital Group, Inc.*	5,520
401	Intevac, Inc.*	3,777
467	IPG Photonics Corp.*	10,115
480	Isilon Systems, Inc.*	9,576
588	Ixia*	6,639
432	IXYS Corp.*	4,087
813	j2 Global Communications, Inc.*	17,536
1,535	Jack Henry & Associates, Inc.	36,134
750	JDA Software Group, Inc.*	17,227
202	Keithley Instruments, Inc.	1,868
406	Kenexa Corp.*	4,523
227	Keynote Systems, Inc.	2,284
356	KIT Digital, Inc.*	3,058
541	Knot, Inc. (The)*	3,819
1,198	Kopin Corp.*	3,372
1,261	Kulicke & Soffa Industries, Inc.*	7,238
258	KVH Industries, Inc.*	3,217
1,382	L-1 Identity Solutions, Inc.*	12,424
2,086	Lattice Semiconductor Corp.*	8,657
2,496	Lawson Software, Inc.*	18,970
825	Limelight Networks, Inc.*	3,267
1,072	Lionbridge Technologies, Inc.*	4,781
255	Liquidity Services, Inc.*	3,282
394	Littelfuse, Inc.*	14,673
801	LivePerson, Inc.*	5,727
288	Local.com Corp.*	976
271	LogMeIn, Inc.*	8,881
326	LoopNet, Inc.*	3,436
194	Loral Space & Communications, Inc.*	10,387
2,642	LTX-Credence Corp.*	5,707
932	Magma Design Automation, Inc.*	2,926
408	Manhattan Associates, Inc.*	10,626
400	Mantech International Corp., Class A*	14,156
347	Marchex, Inc., Class B	1,391
900	Mattson Technology, Inc.*	1,872
314	MAXIMUS, Inc.	16,865
134	MaxLinear, Inc., Class A*	1,528
475	Maxwell Technologies, Inc.*	5,348
261	Measurement Specialties, Inc.*	3,868
1,919	Mentor Graphics Corp.*	17,444
426	Mercury Computer Systems, Inc.*	4,716
97	Meru Networks, Inc.*	1,242
670	Methode Electronics, Inc.	5,983
915	Micrel, Inc.	8,093
1,493	Microsemi Corp.*	20,902
162	MicroStrategy, Inc., Class A*	12,625
972	Microtune, Inc.*	2,216
1,596	Microvision, Inc.*	4,150
574	Mindspeed Technologies, Inc.*	3,674
827	MIPS Technologies, Inc.*	5,450
901	MKS Instruments, Inc.*	15,551
797	ModusLink Global Solutions, Inc.*	4,631
1,497	MoneyGram International, Inc.*	3,024
582	Monolithic Power Systems, Inc.*	9,551
401	Monotype Imaging Holdings, Inc.*	2,965
488	MoSys, Inc.*	2,089
2,805	Move, Inc.*	5,273
294	MTS Systems Corp.	7,835
188	Multi-Fineline Electronix, Inc.*	3,918
321	Nanometrics, Inc.*	4,253
119	NCI, Inc., Class A*	2,279
917	Netezza Corp.*	17,845
633	Netgear, Inc.*	13,369
1,126	Netlogic Microsystems, Inc.*	27,193
550	Netscout Systems, Inc.*	8,706
329	NetSuite, Inc.*	6,251
648	Network Engines, Inc.*	862
541	Network Equipment Technologies, Inc.*	1,466
660	Newport Corp.*	6,250
1,004	NIC, Inc.	7,269
562	Novatel Wireless, Inc.*	3,265
85	NVE Corp.*	3,264
226	Occam Networks, Inc.*	1,051
888	Oclaro, Inc.*	9,093
937	Omnivision Technologies, Inc.*	19,208
484	Online Resources Corp.*	1,912
284	OpenTable, Inc.*	15,137
1,509	Openwave Systems, Inc.*	2,445
378	Oplink Communications, Inc.*	5,942
239	Opnet Technologies, Inc.	3,764
779	Opnext, Inc.*	1,075
291	OSI Systems, Inc.*	8,608
2,088	Parametric Technology Corp.*	35,600
370	Park Electrochemical Corp.	8,843
171	PC Connection, Inc.*	1,113
343	PC-Tel, Inc.*	1,969
406	PDF Solutions, Inc.*	1,405
291	Pegasystems, Inc.	6,373
418	Perficient, Inc.*	3,628
456	Pericom Semiconductor Corp.*	3,853
961	Photronics, Inc.*	4,132
868	Plantronics, Inc.	23,705
726	Plexus Corp.*	16,712
666	PLX Technology, Inc.*	2,231
444	Power Integrations, Inc.	12,161
1,256	Power-One, Inc.*	12,786
2,388	Powerwave Technologies, Inc.*	4,060
494	Presstek, Inc.*	864
759	Progress Software Corp.*	20,273
348	PROS Holdings, Inc.*	2,739
230	QAD, Inc.*	911
3,855	Quantum Corp.*	5,551
1,078	Quest Software, Inc.*	23,102
181	QuinStreet, Inc.*	1,942
1,744	Rackspace Hosting, Inc.*	34,339
521	Radiant Systems, Inc.*	9,331
433	Radisys Corp.*	3,923
1,506	RealNetworks, Inc.*	4,066
237	Renaissance Learning, Inc.	1,896
4,828	RF Micro Devices, Inc.*	23,561
260	Richardson Electronics Ltd.	2,288
390	RightNow Technologies, Inc.*	6,521
171	Rimage Corp.*	2,616
1,134	Riverbed Technology, Inc.*	43,500
508	Rofin-Sinar Technologies, Inc.*	10,363
284	Rogers Corp.*	7,611
188	Rosetta Stone, Inc.*	3,207
285	Rubicon Technology, Inc.*	6,985

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
561	Rudolph Technologies, Inc.*	$4,435
931	S1 Corp.*	4,534
504	Saba Software, Inc.*	2,631
1,430	Sanmina-SCI Corp.*	12,913
1,854	Sapient Corp.	19,337
674	SAVVIS, Inc.*	11,802
483	Scansource, Inc.*	12,056
501	Seachange International, Inc.*	3,878
1,117	Semtech Corp.*	18,537
810	ShoreTel, Inc.*	3,742
560	Sigma Designs, Inc.*	5,320
552	Silicon Graphics International Corp.*	3,276
1,379	Silicon Image, Inc.*	4,992
945	SMART Modular Technologies (WWH), Inc.*	4,432
548	Smith Micro Software, Inc.*	4,192
629	SolarWinds, Inc.*	9,070
459	Sonic Solutions, Inc.*	3,695
3,745	Sonus Networks, Inc.*	11,085
494	Sourcefire, Inc.*	12,533
233	Spansion, Inc., Class A*	3,432
229	Spectrum Control, Inc.*	2,704
85	SPS Commerce, Inc.*	866
772	SRA International, Inc., Class A*	14,861
212	SRS Labs, Inc.*	1,902
225	SS&C Technologies Holdings, Inc.*	3,170
190	Stamps.com, Inc.*	2,174
403	Standard Microsystems Corp.*	7,302
733	STEC, Inc.*	8,180
369	Stratasys, Inc.*	8,380
81	Stream Global Services, Inc.*	308
1,132	SuccessFactors, Inc.*	23,885
439	Super Micro Computer, Inc.*	3,966
177	Supertex, Inc.*	3,896
840	Support.com, Inc.*	3,192
347	Sycamore Networks, Inc.	7,606
789	Symmetricom, Inc.*	4,008
609	Synaptics, Inc.*	16,090
366	Synchronoss Technologies, Inc.*	5,658
404	SYNNEX Corp.*	9,316
237	Syntel, Inc.	9,123
1,267	Take-Two Interactive Software, Inc.*	10,541
715	Taleo Corp., Class A*	18,325
742	Technitrol, Inc.	2,753
272	TechTarget, Inc.*	1,208
1,229	Tekelec*	13,470
816	TeleCommunication Systems, Inc., Class A*	2,513
145	TeleNav, Inc.*	812
543	TeleTech Holdings, Inc.*	6,885
1,048	Terremark Worldwide, Inc.*	8,782
90	Tessco Technologies, Inc.	948
903	Tessera Technologies, Inc.*	13,726
1,216	THQ, Inc.*	4,317
2,989	TIBCO Software, Inc.*	43,311
248	Tier Technologies, Inc.*	1,203
2,077	TiVo, Inc.*	16,325
469	TNS, Inc.*	7,044
99	Travelzoo, Inc.*	1,808
1,277	Trident Microsystems, Inc.*	1,941
2,792	TriQuint Semiconductor, Inc.*	19,404
1,440	TTM Technologies, Inc.*	11,894
557	Tyler Technologies, Inc.*	9,642
448	Ultimate Software Group, Inc.*	14,748
389	Ultra Clean Holdings*	3,295
431	Ultratech, Inc.*	7,159
301	Unica Corp.*	6,354
766	Unisys Corp.*	17,128
1,567	United Online, Inc.	7,725
542	Universal Display Corp.*	10,683
2,103	UTStarcom, Inc.*	3,975
1,463	ValueClick, Inc.*	15,947
485	VASCO Data Security International, Inc.*	2,893
729	Veeco Instruments, Inc.*	24,225
1,537	VeriFone Systems, Inc.*	37,165
597	Viasat, Inc.*	20,865
77	Viasystems Group, Inc.*	1,099
412	Virage Logic Corp.*	4,944
634	VirnetX Holding Corp.	4,635
243	Virtusa Corp.*	2,143
301	Vocus, Inc.*	4,461
446	Volterra Semiconductor Corp.*	8,942
1,440	Wave Systems Corp., Class A*	2,995
777	Websense, Inc.*	15,113
698	Wright Express Corp.*	22,413
601	X-Rite, Inc.*	1,977
542	Xyratex Ltd.*	6,526
1,004	Zix Corp.*	2,681
922	Zoran Corp.*	7,450
314	Zygo Corp.*	2,525
		2,969,545
	Materials - 3.9%

566	A. Schulman, Inc.	10,284
300	A.M. Castle & Co.*	4,182
81	AEP Industries, Inc.*	1,916
1,347	Allied Nevada Gold Corp.*	31,587
429	AMCOL International Corp.	11,205
366	American Vanguard Corp.	2,419
407	Arch Chemicals, Inc.	12,503
507	Balchem Corp.	12,396
1,261	Boise, Inc.*	8,676
365	Brush Engineered Materials, Inc.*	8,778
706	Buckeye Technologies, Inc.	8,387
1,010	Calgon Carbon Corp.*	12,605
1,101	Capital Gold Corp.*	3,578
1,147	Century Aluminum Co.*	11,470
206	Clearwater Paper Corp.*	14,000
1,584	Coeur d’Alene Mines Corp.*	27,181
193	Deltic Timber Corp.	7,880
1,549	Ferro Corp.*	16,574
1,157	General Moly, Inc.*	3,483
607	Georgia Gulf Corp.*	7,891
1,103	Globe Specialty Metals, Inc.*	12,056
4,638	Golden Star Resources Ltd.*	21,938
308	Graham Packaging Co., Inc.*	3,443
2,019	Graphic Packaging Holding Co.*	6,158
880	H.B. Fuller Co.	16,711
156	Hawkins, Inc.	4,753
218	Haynes International, Inc.	6,383
1,086	Headwaters, Inc.*	3,334
4,607	Hecla Mining Co.*	26,352
780	Horsehead Holding Corp.*	6,178
385	Innophos Holdings, Inc.	11,230
1,512	Jaguar Mining, Inc.*	8,891
273	Kaiser Aluminum Corp.	10,079
687	KapStone Paper and Packaging Corp.*	7,825
110	KMG Chemicals, Inc.	1,462
370	Koppers Holdings, Inc.	7,400
202	Kraton Performance Polymers, Inc.*	5,458
475	Landec Corp.*	2,612
2,281	Louisiana-Pacific Corp.*	15,191

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
308	LSB Industries, Inc.*	$5,107
206	Metals USA Holdings Corp.*	2,414
338	Minerals Technologies, Inc.	18,117
635	Myers Industries, Inc.	4,045
265	Neenah Paper, Inc.	3,901
186	NewMarket Corp.	18,699
122	NL Industries, Inc.	930
207	Noranda Aluminum Holding Corp.*	1,650
1,419	Olin Corp.	25,414
164	Olympic Steel, Inc.	3,615
555	OM Group, Inc.*	14,208
803	Omnova Solutions, Inc.*	4,898
824	P. H. Glatfelter Co.	8,430
1,668	PolyOne Corp.*	16,263
201	Quaker Chemical Corp.	5,952
701	Rock-Tenn Co., Class A	33,774
937	Rockwood Holdings, Inc.*	24,221
541	RTI International Metals, Inc.*	14,932
330	Schweitzer-Mauduit International, Inc.	17,767
694	Senomyx, Inc.*	2,832
891	Sensient Technologies Corp.	24,707
971	Silgan Holdings, Inc.	29,023
2,183	Solutia, Inc.*	29,558
556	Spartech Corp.*	4,965
140	Stepan Co.	7,763
800	Stillwater Mining Co.*	10,960
510	STR Holdings, Inc.*	10,542
374	Texas Industries, Inc.	11,310
2,515	Thompson Creek Metals Co., Inc.*	21,579
142	TPC Group, Inc.*	2,468
481	U.S. Energy Corp.*	1,953
1,604	U.S. Gold Corp.*	8,293
47	United States Lime & Minerals, Inc.*	1,798
122	Universal Stainless & Alloy*	2,510
264	Verso Paper Corp.*	565
882	Wausau Paper Corp.*	5,583
353	Westlake Chemical Corp.	9,150
1,088	Worthington Industries, Inc.	15,471
1,308	WR Grace & Co.*	33,092
390	Zep, Inc.	6,751
500	Zoltek Cos., Inc.*	4,255
		863,914
	Telecommunication Services - 0.8%

405	AboveNet, Inc.*	20,906
802	Alaska Communications Systems Group, Inc.	7,747
168	Atlantic Tele-Network, Inc.	7,165
482	Cbeyond, Inc.*	5,760
3,618	Cincinnati Bell, Inc.*	8,502
807	Cogent Communications Group, Inc.*	7,037
448	Consolidated Communications Holdings, Inc.	7,768
899	FiberTower Corp.*	3,227
855	General Communication, Inc., Class A*	7,704
542	Global Crossing Ltd.*	6,667
1,255	Globalstar, Inc.*	1,883
1,692	ICO Global Communications Holdings Ltd.*	2,267
254	IDT Corp., Class B*	3,683
613	Iridium Communications, Inc.*	5,315
594	Neutral Tandem, Inc.*	6,712
529	NTELOS Holdings Corp.	8,559
2,265	PAETEC Holding Corp.*	9,287
1,080	Premiere Global Services, Inc.*	5,357
427	Shenandoah Telecommunications Co.	7,212
1,254	Syniverse Holdings, Inc.*	25,795
398	USA Mobility, Inc.	5,715
1,893	Vonage Holdings Corp.*	4,089
		168,357
	Utilities - 2.6%

559	Allete, Inc.	19,884
338	American DG Energy, Inc.*	872
334	American States Water Co.	11,132
114	Artesian Resources Corp., Class A	2,042
988	Avista Corp.	20,619
705	Black Hills Corp.	21,453
219	Cadiz, Inc.*	2,409
354	California Water Service Group	12,323
215	Central Vermont Public Service Corp.	4,263
284	CH Energy Group, Inc.	11,968
170	Chesapeake Utilities Corp.	5,855
1,092	Cleco Corp.	30,936
153	Connecticut Water Service, Inc.	3,461
262	Consolidated Water Co., Ltd.	2,413
1,844	Dynegy, Inc.*	9,091
787	El Paso Electric Co.*	18,062
722	Empire District Electric Co. (The)	14,166
865	IDACORP, Inc.	30,327
401	Laclede Group, Inc. (The)	13,353
416	MGE Energy, Inc.	15,525
275	Middlesex Water Co.	4,513
743	New Jersey Resources Corp.	27,647
814	Nicor, Inc.	34,424
478	Northwest Natural Gas Co.	21,720
651	NorthWestern Corp.	18,306
1,291	Piedmont Natural Gas Co., Inc.	35,218
1,559	PNM Resources, Inc.	17,835
1,354	Portland General Electric Co.	27,053
233	SJW Corp.	5,385
537	South Jersey Industries, Inc.	25,234
816	Southwest Gas Corp.	25,663
495	Southwest Water Co.	5,435
539	UIL Holdings Corp.	14,278
649	Unisource Energy Corp.	21,112
195	Unitil Corp.	4,150
911	WGL Holdings, Inc.	32,131
227	York Water Co.	3,484
		573,742
	Total Common Stocks (Cost $17,375,616)	16,398,206

Principal
Amount
	U.S. Government & Agency Securities (a) - 1.6%
	Federal Home Loan Bank
$66,691	0.11%, due 09/01/10	66,691
50,176	0.10%, due 09/02/10	50,176
209,237	0.11%, due 09/02/10	209,237
31,451	0.15%, due 09/03/10	31,451
628	0.16%, due 09/03/10	628
	Total U.S. Government & Agency Securities (Cost $358,183)	358,183

	Repurchase Agreements (a) - 32.6%
559,822	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $559,826(b)	559,822

See accompanying notes to schedules of portfolio investments.

Principal
Amount		Value
	Repurchase Agreements (a) (continued)
$627,722	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $627,746(c)	$627,722
304,998	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $305,000 (d)	304,998
104,620	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $104,621(e)	104,620
418,481	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $418,498 (f)	418,481
354,154	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $354,156 (g)	354,154
2,062,151	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $2,062,165(h)	2,062,151
2,560,946	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,560,963(i)	2,560,946
197,821	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $197,822(j)	197,821
	Total Repurchase Agreements (Cost $7,190,715)	7,190,715
	Total Investment Securities (Cost $24,924,514) — 108.6%	23,947,104
	Liabilities in excess of other assets — (8.6%)	(1,887,779)
	Net Assets — 100.0%	$22,059,325

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $14,380,709.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $571,018. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $640,279. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $311,099. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $106,713. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $426,851. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $361,239. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $2,103,394. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $2,612,172. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $201,778. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$667,016
Aggregate gross unrealized depreciation	(1,690,092)
Net unrealized depreciation	$(1,023,076)
Federal income tax cost of investments	$24,970,180

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of August 31, 2010:

	Number of	Expiration	Notional Amount	Unrealized
	Contracts	Date	at Value	Depreciation

E-Mini Russell 2000 Futures Contracts	109	09/17/10	$6,551,990	$(260,399)

Cash collateral in the amount of $334,589 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of August 31, 2010:

		Unrealized
	Notional Amount	Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$9,357,906	$(972,585)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	20,231,471	411,930

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	8,639,687	(1,493,511)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	4,999,256	(305,640)

		$(2,359,806)

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Value

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 82.1%
	Consumer Discretionary - 6.1%

60	Aaron’s, Inc.	$977
39	Abercrombie & Fitch Co., Class A	1,349
276	American Eagle Outfitters, Inc.	3,489
106	Autoliv, Inc.	5,739
82	AutoNation, Inc.*	1,852
17	BorgWarner, Inc.*	742
25	Brinker International, Inc.	394
441	Cablevision Systems Corp., Class A	11,065
513	Carnival Corp.	15,995
1,123	CBS Corp., Class B	15,520
71	Central European Media Enterprises Ltd., Class A*	1,511
48	Choice Hotels International, Inc.	1,578
76	Clear Channel Outdoor Holdings, Inc., Class A*	764
5,274	Comcast Corp., Class A	90,291
522	D.R. Horton, Inc.	5,356
143	Discovery Communications, Inc., Class A*	5,398
375	DISH Network Corp., Class A	6,731
35	Education Management Corp.*	282
226	Expedia, Inc.	5,166
28	Federal-Mogul Corp.*	428
294	Foot Locker, Inc.	3,452
251	Fortune Brands, Inc.	11,242
287	GameStop Corp., Class A*	5,146
447	Gannett Co., Inc.	5,404
95	Gap, Inc. (The)	1,605
198	Garmin Ltd.	5,269
298	Genuine Parts Co.	12,495
362	H&R Block, Inc.	4,652
68	Harman International Industries, Inc.*	2,120
82	Hyatt Hotels Corp., Class A*	3,088
36	International Speedway Corp., Class A	824
299	J.C. Penney Co., Inc.	5,980
173	Jarden Corp.	4,661
6	John Wiley & Sons, Inc., Class A	214
72	Johnson Controls, Inc.	1,910
144	KB Home	1,485
150	Kohl’s Corp.*	7,047
85	Lamar Advertising Co., Class A*	2,228
65	Lear Corp.*	4,788
114	Leggett & Platt, Inc.	2,185
299	Lennar Corp., Class A	3,938
444	Liberty Global, Inc., Class A*	12,219
138	Liberty Media Corp. - Capital, Class A*	6,221
1,120	Liberty Media Corp. - Interactive, Class A*	11,816
96	Liberty Media Corp. - Starz, Class A*	5,735
644	Lowe’s Cos., Inc.	13,073
713	Macy’s, Inc.	13,861
77	Madison Square Garden, Inc., Class A*	1,508
287	Mattel, Inc.	6,024
176	McGraw-Hill Cos., Inc. (The)	4,866
71	MDC Holdings, Inc.	1,890
39	Meredith Corp.	1,141
430	MGM Resorts International*	3,874
92	Mohawk Industries, Inc.*	4,076
254	New York Times Co. (The), Class A*	1,824
522	Newell Rubbermaid, Inc.	7,840
3,389	News Corp., Class A	42,600
464	Office Depot, Inc.*	1,582
112	Omnicom Group, Inc.	3,921
128	Penn National Gaming, Inc.*	3,607
632	PulteGroup, Inc.*	5,075
235	RadioShack Corp.	4,343
116	Regal Entertainment Group, Class A	1,428
151	Royal Caribbean Cruises Ltd.*	3,709
85	Sears Holdings Corp.*	5,261
478	Service Corp. International	3,676
160	Signet Jewelers Ltd.*	4,230
301	Stanley Black & Decker, Inc.	16,146
474	Thomson Reuters Corp.	16,495
665	Time Warner Cable, Inc.	34,321
1,697	Time Warner, Inc.	50,876
271	Toll Brothers, Inc.*	4,683
48	TRW Automotive Holdings Corp.*	1,668
165	VF Corp.	11,652
914	Viacom, Inc., Class B	28,718
622	Virgin Media, Inc.	12,944
3,672	Walt Disney Co. (The)	119,670
11	Washington Post Co. (The), Class B	3,963
380	Wendy’s/Arby’s Group, Inc., Class A	1,478
81	Whirlpool Corp.	6,007
337	Wyndham Worldwide Corp.	7,815
		756,196
	Consumer Staples - 8.8%

125	Alberto-Culver Co.	3,881
1,628	Altria Group, Inc.	36,337
1,206	Archer-Daniels-Midland Co.	37,121
93	BJ’s Wholesale Club, Inc.*	3,902
49	Brown-Forman Corp., Class B	3,003
270	Bunge Ltd.	14,310
138	Campbell Soup Co.	5,142
132	Central European Distribution Corp.*	3,020
15	Clorox Co.	972
1,003	Coca-Cola Co. (The)	56,088
231	Coca-Cola Enterprises, Inc.	6,574
150	Colgate-Palmolive Co.	11,076
751	ConAgra Foods, Inc.	16,214
344	Constellation Brands, Inc., Class A*	5,731
141	Corn Products International, Inc.	4,812
2,268	CVS Caremark Corp.	61,236
340	Dean Foods Co.*	3,478
372	Del Monte Foods Co.	4,851
320	Dr. Pepper Snapple Group, Inc.	11,782
131	Energizer Holdings, Inc.*	8,260
89	Flowers Foods, Inc.	2,300
504	General Mills, Inc.	18,225
350	H. J. Heinz Co.	16,184
19	Hansen Natural Corp.*	856
120	Hershey Co. (The)	5,576
130	Hormel Foods Corp.	5,610
223	J.M. Smucker Co. (The)	13,041
51	Kellogg Co.	2,534
161	Kimberly-Clark Corp.	10,368
3,007	Kraft Foods, Inc., Class A	90,060
1,140	Kroger Co. (The)	22,492
287	Lorillard, Inc.	21,815
124	McCormick & Co., Inc. (Non-Voting)	4,944
331	Mead Johnson Nutrition Co.	17,275
247	Molson Coors Brewing Co., Class B	10,759
106	NBTY, Inc.*	5,776
1,285	PepsiCo, Inc.	82,471

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
549	Philip Morris International, Inc.	$28,241
5,075	Procter & Gamble Co. (The)	302,825
103	Ralcorp Holdings, Inc.*	6,144
315	Reynolds American, Inc.	17,180
729	Safeway, Inc.	13,705
356	Sara Lee Corp.	5,141
258	Smithfield Foods, Inc.*	4,162
398	SUPERVALU, Inc.	3,869
560	Tyson Foods, Inc., Class A	9,173
163	Walgreen Co.	4,381
1,515	Wal-Mart Stores, Inc.	75,962
		1,098,859
	Energy - 9.0%

197	Alpha Natural Resources, Inc.*	7,315
928	Anadarko Petroleum Corp.	42,679
683	Apache Corp.	61,367
89	Arch Coal, Inc.	2,003
39	Atlas Energy, Inc.*	1,061
84	Atwood Oceanics, Inc.*	2,107
584	Baker Hughes, Inc.	21,947
195	Cabot Oil & Gas Corp.	5,429
196	Cameron International Corp.*	7,209
1,220	Chesapeake Energy Corp.	25,230
3,566	Chevron Corp.	264,455
138	Cobalt International Energy, Inc.*	1,126
89	Comstock Resources, Inc.*	1,937
1,722	ConocoPhillips	90,284
229	CONSOL Energy, Inc.	7,374
5	Continental Resources, Inc.*	203
749	Denbury Resources, Inc.*	11,040
838	Devon Energy Corp.	50,515
87	Diamond Offshore Drilling, Inc.	5,062
15	Dresser-Rand Group, Inc.*	533
1,077	El Paso Corp.	12,267
106	Exterran Holdings, Inc.*	2,346
774	Exxon Mobil Corp.	45,790
75	Forest Oil Corp.*	1,959
198	Frontier Oil Corp.	2,319
17	Frontline Ltd.	450
176	Helmerich & Payne, Inc.	6,519
547	Hess Corp.	27,487
27	Holly Corp.	702
975	Marathon Oil Corp.	29,728
180	Mariner Energy, Inc.*	4,120
193	Massey Energy Co.	5,549
91	McDermott International, Inc.*	1,167
317	Murphy Oil Corp.	16,978
321	Nabors Industries Ltd.*	5,033
786	National Oilwell Varco, Inc.	29,546
250	Newfield Exploration Co.*	12,002
327	Noble Energy, Inc.	22,818
1,214	Occidental Petroleum Corp.	88,719
103	Oceaneering International, Inc.*	5,151
88	Oil States International, Inc.*	3,628
288	Patterson-UTI Energy, Inc.	4,251
504	Peabody Energy Corp.	21,571
164	Petrohawk Energy Corp.*	2,480
217	Pioneer Natural Resources Co.	12,547
263	Plains Exploration & Production Co.*	6,280
199	Pride International, Inc.*	4,686
328	QEP Resources, Inc.	9,522
208	Quicksilver Resources, Inc.*	2,538
187	Rowan Cos., Inc.*	4,808
279	SandRidge Energy, Inc.*	1,127
325	Schlumberger Ltd.	17,332
40	SEACOR Holdings, Inc.*	3,147
38	SM Energy Co.	1,444
233	Southern Union Co.	5,242
1,215	Spectra Energy Corp.	24,713
226	Sunoco, Inc.	7,612
137	Superior Energy Services, Inc.*	2,945
79	Teekay Corp.	1,920
265	Tesoro Corp.	2,976
97	Tidewater, Inc.	3,888
75	Unit Corp.*	2,555
1,060	Valero Energy Corp.	16,716
829	Weatherford International Ltd.*	12,360
89	Whiting Petroleum Corp.*	7,551
644	Williams Cos., Inc. (The)	11,676
		1,125,041
	Financials - 22.6%

538	ACE Ltd.	28,767
48	Aflac, Inc.	2,268
94	Alexandria Real Estate Equities, Inc. (REIT)	6,521
13	Alleghany Corp.*	3,869
95	Allied World Assurance Co. Holdings Ltd.	4,785
1,008	Allstate Corp. (The)	27,821
286	AMB Property Corp. (REIT)	6,804
161	American Financial Group, Inc./OH	4,632
227	American International Group, Inc.*	7,702
13	American National Insurance Co.	995
120	AmeriCredit Corp.*	2,904
386	Ameriprise Financial, Inc.	16,822
1,162	Annaly Capital Management, Inc. (REIT)	20,196
505	AON Corp.	18,301
111	Apartment Investment & Management Co., Class A (REIT)	2,269
88	Arch Capital Group Ltd.*	7,022
359	Ares Capital Corp.	5,363
146	Arthur J. Gallagher & Co.	3,628
145	Aspen Insurance Holdings Ltd.	4,118
324	Associated Banc-Corp	3,907
210	Assurant, Inc.	7,678
346	Assured Guaranty Ltd.	5,346
156	AvalonBay Communities, Inc. (REIT)	16,414
161	Axis Capital Holdings Ltd.	4,972
157	BancorpSouth, Inc.	2,002
18,810	Bank of America Corp.	234,184
61	Bank of Hawaii Corp.	2,724
2,274	Bank of New York Mellon Corp. (The)	55,190
1,298	BB&T Corp.	28,712
3,242	Berkshire Hathaway, Inc., Class B*	255,405
43	BlackRock, Inc.	6,104
47	BOK Financial Corp.	2,089
261	Boston Properties, Inc. (REIT)	21,245
246	Brandywine Realty Trust (REIT)	2,704
120	BRE Properties, Inc. (REIT)	4,906
99	Brown & Brown, Inc.	1,885
123	Camden Property Trust (REIT)	5,628
856	Capital One Financial Corp.	32,408
605	CapitalSource, Inc.	3,055
35	Capitol Federal Financial	898
1,656	Chimera Investment Corp. (REIT)	6,508
613	Chubb Corp.	33,789
274	Cincinnati Financial Corp.	7,310
375	CIT Group, Inc.*	13,755

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
39,662	Citigroup, Inc.*	$147,543
85	City National Corp./CA	4,117
123	CME Group, Inc.	30,514
49	CNA Financial Corp.*	1,275
331	Comerica, Inc.	11,390
136	Commerce Bancshares, Inc./MO	4,859
121	CommonWealth REIT (REIT)	2,919
110	Corporate Office Properties Trust (REIT)	3,971
98	Cullen/Frost Bankers, Inc.	5,023
374	Developers Diversified Realty Corp. (REIT)	3,875
9	Digital Realty Trust, Inc. (REIT)	533
1,020	Discover Financial Services	14,800
229	Douglas Emmett, Inc. (REIT)	3,691
471	Duke Realty Corp. (REIT)	5,280
413	E*Trade Financial Corp.*	5,125
277	East West Bancorp, Inc.	4,050
77	Endurance Specialty Holdings Ltd.	2,837
497	Equity Residential (REIT)	22,778
15	Erie Indemnity Co., Class A	787
34	Essex Property Trust, Inc. (REIT)	3,596
110	Everest Re Group Ltd.	8,705
46	Federal Realty Investment Trust (REIT)	3,647
53	Federated Investors, Inc., Class B	1,105
431	Fidelity National Financial, Inc., Class A	6,254
1,490	Fifth Third Bancorp	16,464
10	First Citizens BancShares, Inc./NC, Class A	1,680
429	First Horizon National Corp.*	4,324
392	First Niagara Financial Group, Inc.	4,426
239	Forest City Enterprises, Inc., Class A*	2,694
372	Fulton Financial Corp.	3,080
84	General Growth Properties, Inc. (REIT)	1,182
747	Genworth Financial, Inc., Class A*	8,090
21	GLG Partners, Inc.*	94
965	Goldman Sachs Group, Inc. (The)	132,147
84	Hanover Insurance Group, Inc. (The)	3,644
763	Hartford Financial Services Group, Inc.	15,382
216	HCC Insurance Holdings, Inc.	5,450
581	HCP, Inc. (REIT)	20,463
233	Health Care REIT, Inc. (REIT)	10,704
231	Hospitality Properties Trust (REIT)	4,516
1,234	Host Hotels & Resorts, Inc. (REIT)	16,202
811	Hudson City Bancorp, Inc.	9,347
1,343	Huntington Bancshares, Inc./OH	7,104
48	Interactive Brokers Group, Inc., Class A*	777
612	Invesco Ltd.	11,077
313	Janus Capital Group, Inc.	2,842
219	Jefferies Group, Inc.	4,930
7,459	JPMorgan Chase & Co.	271,209
1,648	KeyCorp	12,146
760	Kimco Realty Corp. (REIT)	11,332
290	Legg Mason, Inc.	7,346
365	Leucadia National Corp.*	7,793
212	Liberty Property Trust (REIT)	6,438
567	Lincoln National Corp.	13,245
590	Loews Corp.	20,733
138	M&T Bank Corp.	11,818
243	Macerich Co. (The) (REIT)	10,065
149	Mack-Cali Realty Corp. (REIT)	4,597
18	Markel Corp.*	5,899
79	Marsh & McLennan Cos., Inc.	1,874
988	Marshall & Ilsley Corp.	6,471
288	MBIA, Inc.*	2,696
50	Mercury General Corp.	1,961
838	MetLife, Inc.	31,509
1,787	Morgan Stanley	44,121
229	NASDAQ OMX Group, Inc. (The)*	4,101
225	Nationwide Health Properties, Inc. (REIT)	8,656
816	New York Community Bancorp, Inc.	12,966
273	Northern Trust Corp.	12,596
384	NYSE Euronext	10,652
452	Old Republic International Corp.	5,777
43	OneBeacon Insurance Group Ltd., Class A	561
147	PartnerRe Ltd.	10,944
697	People’s United Financial, Inc.	8,866
98	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,799
176	Plum Creek Timber Co., Inc. (REIT)	6,067
986	PNC Financial Services Group, Inc.	50,247
1,917	Popular, Inc.*	4,908
599	Principal Financial Group, Inc.	13,807
1,257	Progressive Corp. (The)	24,889
838	ProLogis (REIT)	9,092
160	Protective Life Corp.	2,989
870	Prudential Financial, Inc.	43,996
24	Public Storage (REIT)	2,352
186	Raymond James Financial, Inc.	4,293
106	Rayonier, Inc. (REIT)	5,014
196	Realty Income Corp. (REIT)	6,388
153	Regency Centers Corp. (REIT)	5,578
2,355	Regions Financial Corp.	15,143
137	Reinsurance Group of America, Inc.	5,992
103	RenaissanceRe Holdings Ltd.	5,849
239	Senior Housing Properties Trust (REIT)	5,617
169	Simon Property Group, Inc. (REIT)	15,286
146	SL Green Realty Corp. (REIT)	8,801
911	SLM Corp.*	10,067
18	St. Joe Co. (The)*	433
89	StanCorp Financial Group, Inc.	3,171
941	State Street Corp.	33,010
937	SunTrust Banks, Inc.	21,073
66	Symetra Financial Corp.	709
1,468	Synovus Financial Corp.	3,024
102	Taubman Centers, Inc. (REIT)	4,232
267	TCF Financial Corp.	3,813
150	TFS Financial Corp.	1,378
155	Torchmark Corp.	7,649
121	Transatlantic Holdings, Inc.	5,768
779	Travelers Cos., Inc. (The)	38,155
3,594	U.S. Bancorp	74,755
284	UDR, Inc. (REIT)	5,845
95	Unitrin, Inc.	2,261
624	Unum Group	12,511
123	Validus Holdings Ltd.	3,133
302	Valley National Bancorp	3,935
214	Ventas, Inc. (REIT)	10,809
276	Vornado Realty Trust (REIT)	22,373
238	W. R. Berkley Corp.	6,271
211	Washington Federal, Inc.	3,011
225	Weingarten Realty Investors (REIT)	4,540
9,123	Wells Fargo & Co.	214,847
3	Wesco Financial Corp.	1,088

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
14	White Mountains Insurance Group Ltd.	$4,250
171	Wilmington Trust Corp.	1,505
641	XL Group plc	11,480
325	Zions Bancorp.	5,990
		2,824,463
	Health Care - 10.9%

284	Abbott Laboratories	14,012
8	Abraxis BioScience, Inc.*	587
797	Aetna, Inc.	21,296
112	Alere, Inc.*	3,133
1,796	Amgen, Inc.*	91,668
187	Baxter International, Inc.	7,959
131	Beckman Coulter, Inc.	5,979
454	Biogen Idec, Inc.*	24,425
37	Bio-Rad Laboratories, Inc., Class A*	3,054
2,843	Boston Scientific Corp.*	14,755
3,224	Bristol-Myers Squibb Co.	84,082
139	Brookdale Senior Living, Inc.*	1,863
445	Cardinal Health, Inc.	13,332
265	CareFusion Corp.*	5,719
141	Cephalon, Inc.*	7,982
95	Charles River Laboratories International, Inc.*	2,684
519	CIGNA Corp.	16,722
55	Community Health Systems, Inc.*	1,434
69	Cooper Cos., Inc. (The)	2,783
277	Coventry Health Care, Inc.*	5,360
1,468	Eli Lilly & Co.	49,266
4	Emdeon, Inc., Class A*	41
218	Endo Pharmaceuticals Holdings, Inc.*	5,923
535	Forest Laboratories, Inc.*	14,600
120	Genzyme Corp.*	8,413
186	Health Net, Inc.*	4,442
19	Hill-Rom Holdings, Inc.	610
486	Hologic, Inc.*	6,896
319	Humana, Inc.*	15,245
4,395	Johnson & Johnson	250,603
107	Kinetic Concepts, Inc.*	3,415
468	King Pharmaceuticals, Inc.*	4,076
100	Life Technologies Corp.*	4,277
104	LifePoint Hospitals, Inc.*	3,164
289	McKesson Corp.	16,776
5	Mednax, Inc.*	232
477	Medtronic, Inc.	15,016
5,846	Merck & Co., Inc.	205,545
91	Mylan, Inc.*	1,561
203	Omnicare, Inc.	3,898
120	PerkinElmer, Inc.	2,521
15,122	Pfizer, Inc.	240,893
38	Quest Diagnostics, Inc.	1,653
63	Teleflex, Inc.	3,028
252	Tenet Healthcare Corp.*	988
769	Thermo Fisher Scientific, Inc.*	32,390
2,131	UnitedHealth Group, Inc.	67,595
157	Universal Health Services, Inc., Class B	4,930
209	Watson Pharmaceuticals, Inc.*	9,002
749	WellPoint, Inc.*	37,210
380	Zimmer Holdings, Inc.*	17,925
		1,360,963
	Industrials - 7.1%

132	Aecom Technology Corp.*	2,970
174	AGCO Corp.*	5,751
77	Alexander & Baldwin, Inc.	2,606
5	Alliant Techsystems, Inc.*	329
422	AMR Corp.*	2,578
35	Armstrong World Industries, Inc.*	1,375
195	Avery Dennison Corp.	6,341
45	Babcock & Wilcox Co.*	1,008
180	BE Aerospace, Inc.*	4,851
270	Boeing Co. (The)	16,505
106	Carlisle Cos., Inc.	2,973
113	Chicago Bridge & Iron Co. N.V. (NY Shares)*	2,461
249	Cintas Corp.	6,347
40	CNH Global N.V.*	1,126
93	Con-way, Inc.	2,438
21	Copa Holdings S.A., Class A	1,024
176	Corrections Corp. of America*	3,927
229	Covanta Holding Corp.	3,300
92	Crane Co.	3,119
730	CSX Corp.	36,420
74	Danaher Corp.	2,688
45	Deere & Co.	2,847
129	Dover Corp.	5,774
232	Eaton Corp.	16,119
237	Equifax, Inc.	6,984
208	FedEx Corp.	16,234
16	Flowserve Corp.	1,430
315	Fluor Corp.	14,068
17	FTI Consulting, Inc.*	557
5	Gardner Denver, Inc.	239
63	GATX Corp.	1,720
63	General Cable Corp.*	1,402
648	General Dynamics Corp.	36,204
15,372	General Electric Co.	222,587
169	Goodrich Corp.	11,573
140	Harsco Corp.	2,792
53	Hertz Global Holdings, Inc.*	451
67	Hubbell, Inc., Class B	3,014
26	IDEX Corp.	775
603	Ingersoll-Rand plc	19,616
344	ITT Corp.	14,620
93	Jacobs Engineering Group, Inc.*	3,225
79	Kansas City Southern*	2,652
44	KAR Auction Services, Inc.*	533
284	KBR, Inc.	6,589
39	Kennametal, Inc.	983
95	Kirby Corp.*	3,499
217	L-3 Communications Holdings, Inc.	14,452
125	Lockheed Martin Corp.	8,690
153	Manpower, Inc.	6,502
471	Masco Corp.	4,941
694	Norfolk Southern Corp.	37,254
565	Northrop Grumman Corp.	30,578
95	Owens Corning*	2,584
216	Parker Hannifin Corp.	12,779
89	Pentair, Inc.	2,679
111	Pitney Bowes, Inc.	2,136
394	Quanta Services, Inc.*	7,068
366	R.R. Donnelley & Sons Co.	5,543
714	Raytheon Co.	31,359
12	Regal-Beloit Corp.	664
427	Republic Services, Inc.	12,567
140	Rockwell Collins, Inc.	7,550
47	Ryder System, Inc.	1,803
67	Shaw Group, Inc. (The)*	2,171
108	Snap-On, Inc.	4,453
1,210	Southwest Airlines Co.	13,370

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
169	Spirit Aerosystems Holdings, Inc., Class A*	$3,268
75	SPX Corp.	4,205
204	Terex Corp.*	3,715
249	Textron, Inc.	4,250
82	Thomas & Betts Corp.*	3,030
43	Timken Co.	1,407
68	Towers Watson & Co., Class A	3,053
149	Trinity Industries, Inc.	2,551
818	Tyco International Ltd.	30,495
79	UAL Corp.*	1,674
830	Union Pacific Corp.	60,540
150	United Technologies Corp.	9,781
155	URS Corp.*	5,529
75	USG Corp.*	913
31	UTi Worldwide, Inc.	434
30	Waste Connections, Inc.*	1,132
906	Waste Management, Inc.	29,980
54	WESCO International, Inc.*	1,743
76	Westinghouse Air Brake Technologies Corp.	3,232
		886,699
	Information Technology - 4.3%

709	Activision Blizzard, Inc.	7,579
695	Advanced Micro Devices, Inc.*	3,906
279	Amdocs Ltd.*	7,318
200	AOL, Inc.*	4,444
203	Arrow Electronics, Inc.*	4,645
91	Atmel Corp.*	528
285	Avnet, Inc.*	6,526
83	AVX Corp.	1,032
21	Broadridge Financial Solutions, Inc.	448
832	Brocade Communications Systems, Inc.*	4,177
136	CA, Inc.	2,449
177	CommScope, Inc.*	3,319
289	Computer Sciences Corp.	11,505
184	Compuware Corp.*	1,321
186	Convergys Corp.*	1,884
219	CoreLogic, Inc.	3,782
2,560	Corning, Inc.	40,141
97	Diebold, Inc.	2,516
1,337	eBay, Inc.*	31,072
70	EchoStar Corp., Class A*	1,306
37	Electronic Arts, Inc.*	564
235	Fairchild Semiconductor International, Inc.*	1,817
495	Fidelity National Information Services, Inc.	12,791
95	Fiserv, Inc.*	4,753
97	IAC/InterActiveCorp*	2,405
277	Ingram Micro, Inc., Class A*	4,172
3,296	Intel Corp.	58,405
132	International Rectifier Corp.*	2,422
153	Intersil Corp., Class A	1,529
5	Itron, Inc.*	270
99	Jabil Circuit, Inc.	1,015
301	KLA-Tencor Corp.	8,431
147	Lexmark International, Inc., Class A*	5,144
1,225	LSI Corp.*	4,924
249	MEMC Electronic Materials, Inc.*	2,562
1,604	Micron Technology, Inc.*	10,370
4,753	Microsoft Corp.	111,600
250	Molex, Inc.	4,412
119	Monster Worldwide, Inc.*	1,313
4,357	Motorola, Inc.*	32,808
41	National Semiconductor Corp.	517
653	Novell, Inc.*	3,670
20	Novellus Systems, Inc.*	466
407	PMC-Sierra, Inc.*	2,816
254	Seagate Technology plc*	2,573
111	SunPower Corp., Class A*	1,200
1,357	Symantec Corp.*	18,496
263	Synopsys, Inc.*	6,020
97	Tech Data Corp.*	3,511
722	Tellabs, Inc.	5,126
1,253	Texas Instruments, Inc.	28,857
309	Total System Services, Inc.	4,388
323	Vishay Intertechnology, Inc.*	2,484
23	Vishay Precision Group, Inc.*	333
331	Western Digital Corp.*	7,994
2,585	Xerox Corp.	21,817
1,501	Yahoo!, Inc.*	19,633
46	Zebra Technologies Corp., Class A*	1,317
		542,823
	Materials - 2.5%

175	AK Steel Holding Corp.	2,229
1,637	Alcoa, Inc.	16,714
127	Aptargroup, Inc.	5,290
134	Ashland, Inc.	6,226
137	Ball Corp.	7,683
204	Bemis Co., Inc.	5,889
123	Cabot Corp.	3,497
37	CF Industries Holdings, Inc.	3,422
214	Commercial Metals Co.	2,788
92	Cytec Industries, Inc.	4,364
79	Domtar Corp.	4,742
2,165	Dow Chemical Co. (The)	52,761
1,113	E.I. du Pont de Nemours & Co.	45,377
108	Eastman Chemical Co.	6,647
43	FMC Corp.	2,678
65	Greif, Inc., Class A	3,695
354	Huntsman Corp.	3,225
182	International Paper Co.	3,724
84	Intrepid Potash, Inc.*	1,886
320	MeadWestvaco Corp.	6,963
337	Nucor Corp.	12,395
214	Owens-Illinois, Inc.*	5,363
193	Packaging Corp. of America	4,302
25	Pactiv Corp.*	802
261	PPG Industries, Inc.	17,182
123	Reliance Steel & Aluminum Co.	4,582
85	Royal Gold, Inc.	4,171
122	RPM International, Inc.	2,062
33	Schnitzer Steel Industries, Inc., Class A	1,460
299	Sealed Air Corp.	6,132
66	Sherwin-Williams Co. (The)	4,645
18	Sigma-Aldrich Corp.	957
188	Sonoco Products Co.	5,913
406	Steel Dynamics, Inc.	5,562
164	Temple-Inland, Inc.	2,612
218	United States Steel Corp.	9,267
167	Valspar Corp.	5,030
239	Vulcan Materials Co.	8,786
22	Walter Energy, Inc.	1,585
1,006	Weyerhaeuser Co.	15,798
		308,406
	Telecommunication Services - 4.4%

11,078	AT&T, Inc.	299,438
563	CenturyLink, Inc.	20,358

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
65	Clearwire Corp., Class A*	$417
1,139	Frontier Communications Corp.	8,804
114	Leap Wireless International, Inc.*	1,182
1,907	Level 3 Communications, Inc.*	1,964
246	MetroPCS Communications, Inc.*	2,199
66	NII Holdings, Inc.*	2,392
3,255	Qwest Communications International, Inc.	18,391
5,522	Sprint Nextel Corp.*	22,530
158	Telephone & Data Systems, Inc.	4,565
29	United States Cellular Corp.*	1,216
5,300	Verizon Communications, Inc.	156,403
530	Windstream Corp.	6,114
		545,973
	Utilities - 6.4%

1,256	AES Corp. (The)*	12,861
146	AGL Resources, Inc.	5,358
318	Allegheny Energy, Inc.	7,171
208	Alliant Energy Corp.	7,284
447	Ameren Corp.	12,547
898	American Electric Power Co., Inc.	31,798
328	American Water Works Co., Inc.	7,406
257	Aqua America, Inc.	5,109
175	Atmos Energy Corp.	4,953
350	Calpine Corp.*	4,452
789	CenterPoint Energy, Inc.	11,669
431	CMS Energy Corp.	7,543
529	Consolidated Edison, Inc.	25,143
346	Constellation Energy Group, Inc.	10,148
1,117	Dominion Resources, Inc.	47,763
223	DPL, Inc.	5,646
316	DTE Energy Co.	14,805
2,462	Duke Energy Corp.	42,322
611	Edison International	20,621
135	Energen Corp.	5,762
355	Entergy Corp.	27,988
19	EQT Corp.	619
1,238	Exelon Corp.	50,411
572	FirstEnergy Corp.	20,895
254	Great Plains Energy, Inc.	4,696
175	Hawaiian Electric Industries, Inc.	4,204
144	Integrys Energy Group, Inc.	6,977
11	ITC Holdings Corp.	638
353	MDU Resources Group, Inc.	6,640
273	Mirant Corp.*	2,648
138	National Fuel Gas Co.	5,931
777	NextEra Energy, Inc.	41,748
520	NiSource, Inc.	9,017
330	Northeast Utilities	9,560
479	NRG Energy, Inc.*	9,733
200	NSTAR	7,606
440	NV Energy, Inc.	5,632
182	OGE Energy Corp.	7,107
199	Oneok, Inc.	8,539
18	Ormat Technologies, Inc.	496
418	Pepco Holdings, Inc.	7,503
698	PG&E Corp.	32,639
203	Pinnacle West Capital Corp.	8,090
904	PPL Corp.	24,553
538	Progress Energy, Inc.	23,086
949	Public Service Enterprise Group, Inc.	30,330
328	Questar Corp.	5,340
663	RRI Energy, Inc.*	2,301
212	SCANA Corp.	8,274
464	Sempra Energy	23,627
1,546	Southern Co.	56,723
401	TECO Energy, Inc.	6,769
205	UGI Corp.	5,658
152	Vectren Corp.	3,730
207	Westar Energy, Inc.	4,962
219	Wisconsin Energy Corp.	12,207
862	Xcel Energy, Inc.	19,231
		796,469
	Total Common Stocks (Cost $10,359,945)	10,245,892

Principal
Amount
	U.S. Government & Agency Securities (a) - 2.7%
	Federal Home Loan Bank
$63,681	0.11%, due 09/01/10	63,681
47,912	0.10%, due 09/02/10	47,912
199,795	0.11%, due 09/02/10	199,795
30,031	0.15%, due 09/03/10	30,031
599	0.16%, due 09/03/10	599
	Total U.S. Government & Agency Securities (Cost $342,018)	342,018

	Repurchase Agreements (a) - 31.4%
312,632	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $312,634(b)	312,632
599,393	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $599,416(c)	599,393
291,234	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $291,236 (d)	291,234
99,899	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $99,900 (e)	99,899
399,595	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $399,611 (f)	399,595
150,781	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $150,782 (g)	150,781
844,745	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $844,751 (h)	844,745
1,033,423	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,033,430 (i)	1,033,423
188,893	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $188,894(j)	188,893
	Total Repurchase Agreements (Cost $3,920,595)	3,920,595
	Total Investment Securities (Cost $14,622,558) — 116.2%	14,508,505
	Liabilities in excess of other assets — (16.2%)	(2,021,076)
	Net Assets — 100.0%	$12,487,429

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $6,495,531.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $318,885. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $611,384. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $297,060. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $101,898. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $407,587. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $153,797. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $861,640. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $1,054,094. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $192,672. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$599,143
Aggregate gross unrealized depreciation	(1,230,824)
Net unrealized depreciation	$(631,681)
Federal income tax cost of investments	$15,140,186

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of August 31, 2010:

	Notional Amount	Unrealized
	at Value	Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$192,464	$(12,095)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	2,152,036	(216,848)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	9,847,186	(1,524,654)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	2,535,208	(278,870)

		$(2,032,467)

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Growth

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 83.0%
	Consumer Discretionary - 11.9%

79	Aaron’s, Inc.	$1,287
131	Abercrombie & Fitch Co., Class A	4,533
171	Advance Auto Parts, Inc.	9,314
181	Aeropostale, Inc.*	3,855
679	Amazon.com, Inc.*	84,760
94	American Eagle Outfitters, Inc.	1,188
251	Apollo Group, Inc., Class A*	10,662
56	Autoliv, Inc.	3,032
43	AutoNation, Inc.*	971
54	AutoZone, Inc.*	11,328
107	Bally Technologies, Inc.*	3,365
511	Bed Bath & Beyond, Inc.*	18,381
669	Best Buy Co., Inc.	21,000
157	Big Lots, Inc.*	4,908
211	BorgWarner, Inc.*	9,210
173	Brinker International, Inc.	2,725
178	Burger King Holdings, Inc.	2,928
127	Career Education Corp.*	2,226
434	CarMax, Inc.*	8,650
317	Carnival Corp.	9,884
157	CBS Corp., Class B	2,170
347	Chico’s FAS, Inc.	2,863
61	Chipotle Mexican Grill, Inc.*	9,201
4	Choice Hotels International, Inc.	132
592	Coach, Inc.	21,217
273	Darden Restaurants, Inc.	11,264
124	DeVry, Inc.	4,726
174	Dick’s Sporting Goods, Inc.*	4,258
1,721	DIRECTV, Class A*	65,260
403	Discovery Communications, Inc., Class A*	15,213
136	Dollar General Corp.*	3,714
247	Dollar Tree, Inc.*	11,197
144	DreamWorks Animation SKG, Inc., Class A*	4,267
46	Education Management Corp.*	371
164	Expedia, Inc.	3,749
262	Family Dollar Stores, Inc.	11,211
9	Federal-Mogul Corp.*	138
6,473	Ford Motor Co.*	73,080
36	Fortune Brands, Inc.	1,612
102	Fossil, Inc.*	4,844
793	Gap, Inc. (The)	13,394
13	Garmin Ltd.	346
271	Gentex Corp.	4,761
471	Goodyear Tire & Rubber Co. (The)*	4,352
125	Guess?, Inc.	4,039
264	H&R Block, Inc.	3,392
186	Hanesbrands, Inc.*	4,453
457	Harley-Davidson, Inc.	11,114
64	Harman International Industries, Inc.*	1,995
253	Hasbro, Inc.	10,211
121	Hillenbrand, Inc.	2,303
3,286	Home Depot, Inc.	91,384
579	International Game Technology	8,453
20	International Speedway Corp., Class A	458
950	Interpublic Group of Cos., Inc. (The)*	8,104
67	ITT Educational Services, Inc.*	3,568
107	J. Crew Group, Inc.*	3,262
149	J.C. Penney Co., Inc.	2,980
81	John Wiley & Sons, Inc., Class A	2,883
1,231	Johnson Controls, Inc.	32,658
441	Kohl’s Corp.*	20,718
23	Lamar Advertising Co., Class A*	603
614	Las Vegas Sands Corp.*	17,395
29	Lear Corp.*	2,136
170	Leggett & Platt, Inc.	3,259
518	Limited Brands, Inc.	12,225
277	LKQ Corp.*	5,152
2,134	Lowe’s Cos., Inc.	43,320
81	Macy’s, Inc.	1,575
38	Madison Square Garden, Inc., Class A*	744
527	Marriott International, Inc., Class A	16,869
411	Mattel, Inc.	8,627
2,088	McDonald’s Corp.	152,549
430	McGraw-Hill Cos., Inc. (The)	11,890
30	Meredith Corp.	878
85	MGM Resorts International*	766
13	Mohawk Industries, Inc.*	576
43	Morningstar, Inc.*	1,739
77	NetFlix, Inc.*	9,665
927	News Corp., Class A	11,652
698	NIKE, Inc., Class B	48,860
325	Nordstrom, Inc.	9,399
11	NVR, Inc.*	6,646
54	Office Depot, Inc.*	184
480	Omnicom Group, Inc.	16,805
268	O’Reilly Automotive, Inc.*	12,668
59	Panera Bread Co., Class A*	4,716
230	PetSmart, Inc.	7,335
110	Phillips-Van Heusen Corp.	5,025
109	Polo Ralph Lauren Corp.	8,256
92	priceline.com, Inc.*	26,816
36	Regal Entertainment Group, Class A	443
237	Ross Stores, Inc.	11,762
99	Royal Caribbean Cruises Ltd.*	2,431
174	Scripps Networks Interactive, Inc., Class A	6,991
7,541	Sirius XM Radio, Inc.*	7,210
1,417	Staples, Inc.	25,180
1,446	Starbucks Corp.	33,244
368	Starwood Hotels & Resorts Worldwide, Inc.	17,197
27	Strayer Education, Inc.	3,909
1,429	Target Corp.	73,108
140	Tempur-Pedic International, Inc.*	3,752
235	Thomson Reuters Corp.	8,178
65	Thor Industries, Inc.	1,517
245	Tiffany & Co.	9,709
456	Time Warner, Inc.	13,671
792	TJX Cos., Inc.	31,434
71	Tractor Supply Co.	4,827
103	TRW Automotive Holdings Corp.*	3,580
123	Tupperware Brands Corp.	4,839
237	Urban Outfitters, Inc.*	7,186
232	Viacom, Inc., Class B	7,289
64	Weight Watchers International, Inc.	1,825
245	Wendy’s/Arby’s Group, Inc., Class A	953
62	Whirlpool Corp.	4,598
187	Williams-Sonoma, Inc.	4,855
112	WMS Industries, Inc.*	3,958
146	Wynn Resorts Ltd.	11,769
907	Yum! Brands, Inc.	37,822
		1,491,089
	Consumer Staples - 8.7%

37	Alberto-Culver Co.	1,149
2,356	Altria Group, Inc.	52,586
831	Avon Products, Inc.	24,182
9	BJ’s Wholesale Club, Inc.*	378
155	Brown-Forman Corp., Class B	9,500
214	Campbell Soup Co.	7,974

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
138	Church & Dwight Co., Inc.	$8,450
257	Clorox Co.	16,659
3,050	Coca-Cola Co. (The)	170,556
379	Coca-Cola Enterprises, Inc.	10,786
797	Colgate-Palmolive Co.	58,850
87	ConAgra Foods, Inc.	1,878
855	Costco Wholesale Corp.	48,350
293	CVS Caremark Corp.	7,911
146	Dr. Pepper Snapple Group, Inc.	5,376
214	Estee Lauder Cos., Inc. (The), Class A	11,999
55	Flowers Foods, Inc.	1,421
766	General Mills, Inc.	27,699
215	Green Mountain Coffee Roasters, Inc.*	6,626
252	H. J. Heinz Co.	11,653
109	Hansen Natural Corp.*	4,909
116	Herbalife Ltd.	6,447
174	Hershey Co. (The)	8,086
447	Kellogg Co.	22,207
636	Kimberly-Clark Corp.	40,958
71	Kroger Co. (The)	1,401
128	McCormick & Co., Inc. (Non-Voting)	5,103
54	Mead Johnson Nutrition Co.	2,818
1,800	PepsiCo, Inc.	115,524
3,026	Philip Morris International, Inc.	155,657
335	Procter & Gamble Co. (The)	19,989
915	Sara Lee Corp.	13,213
1,148	Sysco Corp.	31,559
1,730	Walgreen Co.	46,502
2,392	Wal-Mart Stores, Inc.	119,935
272	Whole Foods Market, Inc.*	9,463
		1,087,754
	Energy - 8.4%

31	Alpha Natural Resources, Inc.*	1,151
223	Arch Coal, Inc.	5,020
111	Atlas Energy, Inc.*	3,019
22	Atwood Oceanics, Inc.*	552
228	Baker Hughes, Inc.	8,568
271	Cameron International Corp.*	9,967
207	Chevron Corp.	15,351
163	Cimarex Energy Co.	10,663
178	Concho Resources, Inc.*	10,399
1,106	ConocoPhillips	57,988
201	CONSOL Energy, Inc.	6,472
54	Continental Resources, Inc.*	2,188
87	Core Laboratories N.V.	6,867
43	Diamond Offshore Drilling, Inc.	2,502
145	Dresser-Rand Group, Inc.*	5,150
251	El Paso Corp.	2,859
491	EOG Resources, Inc.	42,653
285	EXCO Resources, Inc.	3,833
13	Exterran Holdings, Inc.*	288
9,090	Exxon Mobil Corp.	537,764
236	FMC Technologies, Inc.*	14,597
140	Forest Oil Corp.*	3,657
82	Frontline Ltd.	2,173
1,757	Halliburton Co.	49,565
59	Holly Corp.	1,535
368	Marathon Oil Corp.	11,220
14	Mariner Energy, Inc.*	320
354	McDermott International, Inc.*	4,538
44	Murphy Oil Corp.	2,357
221	Nabors Industries Ltd.*	3,465
320	Occidental Petroleum Corp.	23,386
6	Oil States International, Inc.*	247
416	Petrohawk Energy Corp.*	6,290
135	Pride International, Inc.*	3,179
14	Quicksilver Resources, Inc.*	171
309	Range Resources Corp.	10,447
28	Rowan Cos., Inc.*	720
409	SandRidge Energy, Inc.*	1,652
2,314	Schlumberger Ltd.	123,406
83	SM Energy Co.	3,153
672	Southwestern Energy Co.*	21,988
11	Superior Energy Services, Inc.*	237
295	Ultra Petroleum Corp.*	11,508
579	Weatherford International Ltd.*	8,633
7	Whiting Petroleum Corp.*	594
467	Williams Cos., Inc. (The)	8,467
		1,050,759
	Financials - 4.0%

100	ACE Ltd.	5,347
99	Affiliated Managers Group, Inc.*	6,357
861	Aflac, Inc.	40,682
30	AMB Property Corp. (REIT)	714
2,035	American Express Co.	81,135
100	Ameriprise Financial, Inc.	4,358
112	Apartment Investment & Management Co., Class A (REIT)	2,289
6	Arch Capital Group Ltd.*	479
51	Arthur J. Gallagher & Co.	1,267
66	Axis Capital Holdings Ltd.	2,038
30	Bank of Hawaii Corp.	1,340
23	BlackRock, Inc.	3,265
117	Brown & Brown, Inc.	2,228
3	Capitol Federal Financial	77
553	CB Richard Ellis Group, Inc., Class A*	9,080
1,920	Charles Schwab Corp. (The)	24,499
160	Digital Realty Trust, Inc. (REIT)	9,483
229	Eaton Vance Corp.	5,952
10	Endurance Specialty Holdings Ltd.	368
35	Equity Residential (REIT)	1,604
40	Erie Indemnity Co., Class A	2,100
23	Essex Property Trust, Inc. (REIT)	2,433
71	Federal Realty Investment Trust (REIT)	5,630
118	Federated Investors, Inc., Class B	2,460
289	Franklin Resources, Inc.	27,891
392	General Growth Properties, Inc. (REIT)	5,515
176	Genworth Financial, Inc., Class A*	1,906
230	GLG Partners, Inc.*	1,028
57	Greenhill & Co., Inc.	4,014
72	Hartford Financial Services Group, Inc.	1,452
77	Hudson City Bancorp, Inc.	887
20	Interactive Brokers Group, Inc., Class A*	324
144	IntercontinentalExchange, Inc.*	13,761
275	Invesco Ltd.	4,977
32	Janus Capital Group, Inc.	291
82	Jones Lang LaSalle, Inc.	6,192
179	Lazard Ltd., Class A	5,596
968	Marsh & McLennan Cos., Inc.	22,961
395	MetLife, Inc.	14,852
398	Moody’s Corp.	8,414
863	Morgan Stanley	21,307
214	MSCI, Inc., Class A*	6,399
26	NASDAQ OMX Group, Inc. (The)*	466
187	Northern Trust Corp.	8,628
109	NYSE Euronext	3,024
134	Plum Creek Timber Co., Inc. (REIT)	4,619
57	ProLogis (REIT)	618
247	Public Storage (REIT)	24,211
46	Rayonier, Inc. (REIT)	2,176

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
290	SEI Investments Co.	$5,133
393	Simon Property Group, Inc. (REIT)	35,547
162	St. Joe Co. (The)*	3,901
504	T. Rowe Price Group, Inc.	22,065
453	TD Ameritrade Holding Corp.*	6,618
106	Travelers Cos., Inc. (The)	5,192
21	UDR, Inc. (REIT)	432
16	Validus Holdings Ltd.	408
83	Ventas, Inc. (REIT)	4,192
28	Vornado Realty Trust (REIT)	2,270
168	Waddell & Reed Financial, Inc., Class A	3,866
		496,318
	Health Care - 8.5%

2,702	Abbott Laboratories	133,317
5	Abraxis BioScience, Inc.*	367
135	Alcon, Inc.	21,897
48	Alere, Inc.*	1,343
174	Alexion Pharmaceuticals, Inc.*	9,826
590	Allergan, Inc.	36,238
260	Allscripts Healthcare Solutions, Inc.*	4,345
548	AmerisourceBergen Corp.	14,949
279	Amylin Pharmaceuticals, Inc.*	5,731
964	Baxter International, Inc.	41,028
453	Becton, Dickinson and Co.	30,890
197	BioMarin Pharmaceutical, Inc.*	3,997
23	Brookdale Senior Living, Inc.*	308
185	C.R. Bard, Inc.	14,214
242	Cardinal Health, Inc.	7,250
76	CareFusion Corp.*	1,640
894	Celgene Corp.*	46,059
134	Cerner Corp.*	9,762
31	Charles River Laboratories International, Inc.*	876
128	Community Health Systems, Inc.*	3,337
17	Cooper Cos., Inc. (The)	686
126	Covance, Inc.*	4,779
973	Covidien plc	34,386
202	DaVita, Inc.*	13,053
279	Dendreon Corp.*	9,999
284	DENTSPLY International, Inc.	7,901
220	Edwards Lifesciences Corp.*	12,665
454	Eli Lilly & Co.	15,236
51	Emdeon, Inc., Class A*	523
58	Emergency Medical Services Corp., Class A*	2,787
1,064	Express Scripts, Inc.*	45,326
96	Gen-Probe, Inc.*	4,323
394	Genzyme Corp.*	27,623
1,628	Gilead Sciences, Inc.*	51,868
486	Health Management Associates, Inc., Class A*	3,038
177	Henry Schein, Inc.*	9,346
103	Hill-Rom Holdings, Inc.	3,306
322	Hospira, Inc.*	16,538
364	Human Genome Sciences, Inc.*	10,589
112	IDEXX Laboratories, Inc.*	6,190
236	Illumina, Inc.*	10,122
76	Intuitive Surgical, Inc.*	20,142
803	Johnson & Johnson	45,787
11	Kinetic Concepts, Inc.*	351
203	Laboratory Corp. of America Holdings*	14,742
251	Life Technologies Corp.*	10,735
193	Lincare Holdings, Inc.	4,443
228	McKesson Corp.	13,235
842	Medco Health Solutions, Inc.*	36,610
86	Mednax, Inc.*	3,985
1,644	Medtronic, Inc.	51,753
65	Mettler-Toledo International, Inc.*	7,188
505	Mylan, Inc.*	8,666
190	Myriad Genetics, Inc.*	2,975
23	Omnicare, Inc.	442
198	Patterson Cos., Inc.	5,007
104	PerkinElmer, Inc.	2,185
157	Perrigo Co.	8,947
205	Pharmaceutical Product Development, Inc.	4,709
250	Quest Diagnostics, Inc.	10,875
126	Regeneron Pharmaceuticals, Inc.*	2,769
294	ResMed, Inc.*	8,861
634	St. Jude Medical, Inc.*	21,917
611	Stryker Corp.	26,389
59	SXC Health Solutions Corp.*	4,590
99	Talecris Biotherapeutics Holdings Corp.*	2,172
72	Techne Corp.	4,157
12	Teleflex, Inc.	577
678	Tenet Healthcare Corp.*	2,658
111	Thoratec Corp.*	3,574
96	United Therapeutics Corp.*	4,437
12	Universal Health Services, Inc., Class B	377
110	Valeant Pharmaceuticals International*	6,346
240	Varian Medical Systems, Inc.*	12,778
167	VCA Antech, Inc.*	3,302
392	Vertex Pharmaceuticals, Inc.*	13,069
175	Warner Chilcott plc, Class A*	4,974
180	Waters Corp.*	10,894
		1,064,276
	Industrials - 10.8%

1,384	3M Co.	108,713
61	Aecom Technology Corp.*	1,372
59	Alliant Techsystems, Inc.*	3,888
206	AMETEK, Inc.	8,856
209	AMR Corp.*	1,277
3	Armstrong World Industries, Inc.*	118
12	Avery Dennison Corp.	390
177	Babcock & Wilcox Co.*	3,965
1,193	Boeing Co. (The)	72,928
146	Bucyrus International, Inc.	8,394
322	C.H. Robinson Worldwide, Inc.	20,927
8	Carlisle Cos., Inc.	224
1,219	Caterpillar, Inc.	79,430
79	Chicago Bridge & Iron Co. N.V. (NY Shares)*	1,721
9	CNH Global N.V.*	253
271	Continental Airlines, Inc., Class B*	6,054
8	Con-way, Inc.	210
325	Cooper Industries plc	13,679
38	Copa Holdings S.A., Class A	1,854
140	Copart, Inc.*	4,627
39	Corrections Corp. of America*	870
15	Covanta Holding Corp.	216
389	Cummins, Inc.	28,945
956	Danaher Corp.	34,731
778	Deere & Co.	49,224
1,533	Delta Air Lines, Inc.*	16,035
150	Donaldson Co., Inc.	6,285
229	Dover Corp.	10,250
98	Dun & Bradstreet Corp.	6,458
85	Eaton Corp.	5,906

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,462	Emerson Electric Co.	$68,202
413	Expeditors International of Washington, Inc.	16,351
257	Fastenal Co.	11,634
393	FedEx Corp.	30,674
92	Flowserve Corp.	8,223
21	Fluor Corp.	938
74	FTI Consulting, Inc.*	2,426
96	Gardner Denver, Inc.	4,583
25	GATX Corp.	683
36	General Cable Corp.*	801
4,807	General Electric Co.	69,605
68	Goodrich Corp.	4,657
118	Graco, Inc.	3,293
12	Harsco Corp.	239
321	Hertz Global Holdings, Inc.*	2,732
1,487	Honeywell International, Inc.	58,127
47	Hubbell, Inc., Class B	2,114
130	IDEX Corp.	3,873
94	IHS, Inc., Class A*	5,808
855	Illinois Tool Works, Inc.	35,277
355	Iron Mountain, Inc.	7,199
177	J.B. Hunt Transport Services, Inc.	5,795
147	Jacobs Engineering Group, Inc.*	5,098
200	Joy Global, Inc.	11,348
117	Kansas City Southern*	3,928
8	KAR Auction Services, Inc.*	97
18	KBR, Inc.	418
119	Kennametal, Inc.	2,999
7	Kirby Corp.*	258
97	Landstar System, Inc.	3,490
91	Lennox International, Inc.	3,857
83	Lincoln Electric Holdings, Inc.	4,114
471	Lockheed Martin Corp.	32,744
255	Manitowoc Co., Inc. (The)	2,336
209	Masco Corp.	2,192
85	MSC Industrial Direct Co., Class A	3,788
138	Navistar International Corp.*	5,779
174	Oshkosh Corp.*	4,329
123	Owens Corning*	3,346
708	PACCAR, Inc.	29,021
227	Pall Corp.	7,761
88	Parker Hannifin Corp.	5,206
100	Pentair, Inc.	3,010
288	Pitney Bowes, Inc.	5,541
276	Precision Castparts Corp.	31,238
21	R.R. Donnelley & Sons Co.	318
63	Regal-Beloit Corp.	3,485
189	Republic Services, Inc.	5,562
291	Robert Half International, Inc.	6,280
277	Rockwell Automation, Inc.	14,166
161	Rockwell Collins, Inc.	8,683
182	Roper Industries, Inc.	10,571
54	Ryder System, Inc.	2,072
94	Shaw Group, Inc. (The)*	3,046
192	Southwest Airlines Co.	2,122
31	Spirit Aerosystems Holdings, Inc., Class A*	600
19	SPX Corp.	1,065
164	Stericycle, Inc.*	10,742
273	Textron, Inc.	4,660
18	Thomas & Betts Corp.*	665
124	Timken Co.	4,056
65	Toro Co. (The)	3,243
13	Towers Watson & Co., Class A	584
96	TransDigm Group, Inc.	5,557
144	Tyco International Ltd.	5,368
245	UAL Corp.*	5,192
123	Union Pacific Corp.	8,972
1,386	United Parcel Service, Inc., Class B	88,427
1,655	United Technologies Corp.	107,923
54	USG Corp.*	657
165	UTi Worldwide, Inc.	2,312
43	Valmont Industries, Inc.	2,882
201	Verisk Analytics, Inc., Class A*	5,592
120	W.W. Grainger, Inc.	12,695
125	WABCO Holdings, Inc.*	4,407
119	Waste Connections, Inc.*	4,492
27	WESCO International, Inc.*	872
15	Westinghouse Air Brake Technologies Corp.	638
		1,350,838
	Information Technology - 25.6%

1,186	Accenture plc, Class A	43,408
273	Activision Blizzard, Inc.	2,918
1,022	Adobe Systems, Inc.*	28,371
446	Advanced Micro Devices, Inc.*	2,507
676	Agilent Technologies, Inc.*	18,232
352	Akamai Technologies, Inc.*	16,217
104	Alliance Data Systems Corp.*	5,844
585	Altera Corp.	14,432
112	Amdocs Ltd.*	2,938
337	Amphenol Corp., Class A	13,723
578	Analog Devices, Inc.	16,115
176	ANSYS, Inc.*	6,825
1,766	Apple, Inc.*	429,791
2,607	Applied Materials, Inc.	27,087
26	Arrow Electronics, Inc.*	595
136	Atheros Communications, Inc.*	3,354
800	Atmel Corp.*	4,640
445	Autodesk, Inc.*	12,349
976	Automatic Data Processing, Inc.	37,683
206	Avago Technologies Ltd.*	4,151
7	AVX Corp.	87
352	BMC Software, Inc.*	12,693
963	Broadcom Corp., Class A	28,861
224	Broadridge Financial Solutions, Inc.	4,782
615	CA, Inc.	11,076
525	Cadence Design Systems, Inc.*	3,570
180	Ciena Corp.*	2,245
11,084	Cisco Systems, Inc.*	222,234
360	Citrix Systems, Inc.*	20,858
581	Cognizant Technology Solutions Corp., Class A*	33,468
247	Compuware Corp.*	1,773
379	Corning, Inc.	5,943
209	Cree, Inc.*	11,190
318	Cypress Semiconductor Corp.*	3,366
3,302	Dell, Inc.*	38,865
28	Diebold, Inc.	726
104	Dolby Laboratories, Inc., Class A*	5,764
69	DST Systems, Inc.	2,811
848	eBay, Inc.*	19,708
601	Electronic Arts, Inc.*	9,159
3,989	EMC Corp.*	72,759
88	Equinix, Inc.*	8,026
156	F5 Networks, Inc.*	13,639
91	Factset Research Systems, Inc.	6,693
108	First Solar, Inc.*	13,808
198	Fiserv, Inc.*	9,906
298	FLIR Systems, Inc.*	7,486
142	Gartner, Inc.*	4,073
128	Genpact Ltd.*	1,791

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
158	Global Payments, Inc.	$5,946
473	Google, Inc., Class A*	212,859
252	Harris Corp.	10,602
181	Hewitt Associates, Inc., Class A*	8,737
4,551	Hewlett-Packard Co.	175,122
65	IAC/InterActiveCorp*	1,611
178	Informatica Corp.*	5,724
18	Ingram Micro, Inc., Class A*	271
7,386	Intel Corp.	130,880
2,489	International Business Machines Corp.	306,718
82	Intersil Corp., Class A	820
544	Intuit, Inc.*	23,283
73	Itron, Inc.*	3,942
247	Jabil Circuit, Inc.	2,532
419	JDS Uniphase Corp.*	3,851
1,021	Juniper Networks, Inc.*	27,771
18	KLA-Tencor Corp.	504
246	Lam Research Corp.*	8,883
184	Lender Processing Services, Inc.	5,397
435	Linear Technology Corp.	12,463
1,051	Marvell Technology Group Ltd.*	16,753
189	Mastercard, Inc., Class A	37,490
587	Maxim Integrated Products, Inc.	9,316
303	McAfee, Inc.*	14,256
184	MEMC Electronic Materials, Inc.*	1,893
358	Microchip Technology, Inc.	9,913
156	MICROS Systems, Inc.*	5,944
9,945	Microsoft Corp.	233,509
121	Monster Worldwide, Inc.*	1,335
112	National Instruments Corp.	3,229
420	National Semiconductor Corp.	5,296
311	NCR Corp.*	3,996
669	NetApp, Inc.*	27,054
146	NeuStar, Inc., Class A*	3,232
165	Novellus Systems, Inc.*	3,844
441	Nuance Communications, Inc.*	6,474
1,111	NVIDIA Corp.*	10,366
834	ON Semiconductor Corp.*	5,154
7,393	Oracle Corp.	161,759
626	Paychex, Inc.	15,581
24	PMC-Sierra, Inc.*	166
165	Polycom, Inc.*	4,699
216	QLogic Corp.*	3,217
3,184	QUALCOMM, Inc.	121,979
204	Rambus, Inc.*	3,637
366	Red Hat, Inc.*	12,645
198	Rovi Corp.*	8,615
600	SAIC, Inc.*	8,928
222	Salesforce.com, Inc.*	24,393
446	SanDisk Corp.*	14,825
683	Seagate Technology plc*	6,919
89	Silicon Laboratories, Inc.*	3,394
343	Skyworks Solutions, Inc.*	6,126
136	Solera Holdings, Inc.	5,396
74	SunPower Corp., Class A*	800
146	Symantec Corp.*	1,990
18	Synopsys, Inc.*	412
324	Teradata Corp.*	10,608
350	Teradyne, Inc.*	3,143
1,075	Texas Instruments, Inc.	24,757
235	Trimble Navigation Ltd.*	6,611
145	Varian Semiconductor Equipment Associates, Inc.*	3,599
354	VeriSign, Inc.*	10,312
906	Visa, Inc., Class A	62,496
85	Vistaprint N.V.*	2,608
143	VMware, Inc., Class A*	11,236
115	WebMD Health Corp.*	5,858
102	Western Digital Corp.*	2,463
1,304	Western Union Co. (The)	20,447
502	Xilinx, Inc.	12,123
1,134	Yahoo!, Inc.*	14,833
64	Zebra Technologies Corp., Class A*	1,832
		3,213,917
	Materials - 4.2%

412	Air Products & Chemicals, Inc.	30,500
162	Airgas, Inc.	10,660
32	AK Steel Holding Corp.	408
177	Albemarle Corp.	7,096
287	Alcoa, Inc.	2,930
191	Allegheny Technologies, Inc.	7,778
14	Ashland, Inc.	650
38	Ball Corp.	2,131
85	Carpenter Technology Corp.	2,636
304	Celanese Corp., Class A	8,117
99	CF Industries Holdings, Inc.	9,158
263	Cliffs Natural Resources, Inc.	16,093
64	Compass Minerals International, Inc.	4,592
314	Crown Holdings, Inc.*	8,748
607	E.I. du Pont de Nemours & Co.	24,747
85	Eagle Materials, Inc.	1,951
29	Eastman Chemical Co.	1,785
453	Ecolab, Inc.	21,472
97	FMC Corp.	6,041
912	Freeport-McMoRan Copper & Gold, Inc.	65,646
154	International Flavors & Fragrances, Inc.	7,036
659	International Paper Co.	13,483
132	Lubrizol Corp.	12,317
88	Martin Marietta Materials, Inc.	6,442
1,059	Monsanto Co.	55,756
307	Mosaic Co. (The)	18,009
251	Nalco Holding Co.	5,703
923	Newmont Mining Corp.	56,598
262	Nucor Corp.	9,636
99	Owens-Illinois, Inc.*	2,481
232	Pactiv Corp.*	7,443
53	PPG Industries, Inc.	3,489
594	Praxair, Inc.	51,102
16	Reliance Steel & Aluminum Co.	596
16	Royal Gold, Inc.	785
126	RPM International, Inc.	2,129
9	Schnitzer Steel Industries, Inc., Class A	398
89	Scotts Miracle-Gro Co. (The), Class A	4,203
110	Sherwin-Williams Co. (The)	7,742
217	Sigma-Aldrich Corp.	11,538
328	Southern Copper Corp.	9,919
39	Temple-Inland, Inc.	621
166	Titanium Metals Corp.*	3,008
52	United States Steel Corp.	2,211
19	Valspar Corp.	572
82	Walter Energy, Inc.	5,907
		532,263
	Telecommunication Services - 0.8%

783	American Tower Corp., Class A*	36,691
225	Clearwire Corp., Class A*	1,442
564	Crown Castle International Corp.*	23,192
735	Frontier Communications Corp.	5,682
1,241	Level 3 Communications, Inc.*	1,278
233	MetroPCS Communications, Inc.*	2,083
256	NII Holdings, Inc.*	9,280

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
227	SBA Communications Corp., Class A*	$8,127
294	tw telecom, inc.*	5,155
389	Windstream Corp.	4,487
		97,417
	Utilities - 0.1%

315	Calpine Corp.*	4,007
269	EQT Corp.	8,769
86	ITC Holdings Corp.	4,984
19	Ormat Technologies, Inc.	524
		18,284
	Total Common Stocks (Cost $10,306,718)	10,402,915

Principal Amount
	U.S. Government & Agency Securities (a) - 2.2%
	Federal Home Loan Bank
$50,832	0.11%, due 09/01/10	50,832
38,244	0.10%, due 09/02/10	38,244
159,482	0.11%, due 09/02/10	159,482
23,972	0.15%, due 09/03/10	23,972
478	0.16%, due 09/03/10	478
	Total U.S. Government & Agency Securities (Cost $273,008)	273,008

	Repurchase Agreements (a) - 21.9%
220,731	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $220,732 (b)	220,731
478,453	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $478,472 (c)	478,453
232,471	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $232,473 (d)	232,471
79,742	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $79,743 (e)	79,742
318,969	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $318,982 (f)	318,969
96,022	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $96,023 (g)	96,022
528,286	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $528,290 (h)	528,286
641,544	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $641,548 (i)	641,544
150,781	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $150,782(j)	150,781
	Total Repurchase Agreements (Cost $2,746,999)	2,746,999
	Total Investment Securities (Cost $13,326,725) — 107.1%	13,422,922
	Liabilities in excess of other assets — (7.1%)	(893,718)
	Net Assets — 100.0%	$12,529,204

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $4,759,278.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $225,146. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $488,024. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $237,121. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $81,337. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $325,348. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $97,943. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $538,852. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $654,377. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $153,797. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$420,718
Aggregate gross unrealized depreciation	(1,687,461)
Net unrealized depreciation	$(1,266,743)
Federal income tax cost of investments	$14,689,665

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$260,959	$(18,429)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	2,445,615	(266,682)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	8,909,516	(324,338)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	3,039,458	(317,677)

		$(927,126)

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Value

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 39.2%
	Consumer Discretionary - 4.0%

54	Aaron’s, Inc.	$880
35	Abercrombie & Fitch Co., Class A	1,211
246	American Eagle Outfitters, Inc.	3,109
94	Autoliv, Inc.	5,089
73	AutoNation, Inc.*	1,648
15	BorgWarner, Inc.*	655
22	Brinker International, Inc.	347
394	Cablevision Systems Corp., Class A	9,885
1,003	CBS Corp., Class B	13,861
63	Central European Media Enterprises Ltd., Class A*	1,341
43	Choice Hotels International, Inc.	1,414
68	Clear Channel Outdoor Holdings, Inc., Class A*	683
466	D.R. Horton, Inc.	4,781
128	Discovery Communications, Inc., Class A*	4,832
335	DISH Network Corp., Class A	6,013
31	Education Management Corp.*	250
202	Expedia, Inc.	4,618
25	Federal-Mogul Corp.*	382
262	Foot Locker, Inc.	3,076
224	Fortune Brands, Inc.	10,033
256	GameStop Corp., Class A*	4,590
399	Gannett Co., Inc.	4,824
177	Garmin Ltd.	4,710
266	Genuine Parts Co.	11,153
323	H&R Block, Inc.	4,151
61	Harman International Industries, Inc.*	1,901
73	Hyatt Hotels Corp., Class A*	2,749
33	International Speedway Corp., Class A	755
267	J.C. Penney Co., Inc.	5,340
154	Jarden Corp.	4,149
6	John Wiley & Sons, Inc., Class A	214
129	KB Home	1,330
76	Lamar Advertising Co., Class A*	1,992
58	Lear Corp.*	4,272
101	Leggett & Platt, Inc.	1,936
266	Lennar Corp., Class A	3,503
396	Liberty Global, Inc., Class A*	10,898
123	Liberty Media Corp. - Capital, Class A*	5,545
1,000	Liberty Media Corp. - Interactive, Class A*	10,550
86	Liberty Media Corp. - Starz, Class A*	5,138
637	Macy’s, Inc.	12,383
68	Madison Square Garden, Inc., Class A*	1,332
256	Mattel, Inc.	5,373
157	McGraw-Hill Cos., Inc. (The)	4,341
63	MDC Holdings, Inc.	1,677
35	Meredith Corp.	1,024
384	MGM Resorts International*	3,460
83	Mohawk Industries, Inc.*	3,678
227	New York Times Co. (The), Class A*	1,630
466	Newell Rubbermaid, Inc.	6,999
415	Office Depot, Inc.*	1,415
114	Penn National Gaming, Inc.*	3,213
564	PulteGroup, Inc.*	4,529
210	RadioShack Corp.	3,881
104	Regal Entertainment Group, Class A	1,280
135	Royal Caribbean Cruises Ltd.*	3,316
76	Sears Holdings Corp.*	4,704
427	Service Corp. International	3,284
143	Signet Jewelers Ltd.*	3,781
268	Stanley Black & Decker, Inc.	14,376
242	Toll Brothers, Inc.*	4,182
42	TRW Automotive Holdings Corp.*	1,460
147	VF Corp.	10,381
556	Virgin Media, Inc.	11,570
10	Washington Post Co. (The), Class B	3,602
339	Wendy’s/Arby’s Group, Inc., Class A	1,319
72	Whirlpool Corp.	5,340
301	Wyndham Worldwide Corp.	6,980
		294,318
	Consumer Staples - 3.0%

111	Alberto-Culver Co.	3,446
83	BJ’s Wholesale Club, Inc.*	3,483
44	Brown-Forman Corp., Class B	2,697
241	Bunge Ltd.	12,773
123	Campbell Soup Co.	4,583
118	Central European Distribution Corp.*	2,700
14	Clorox Co.	907
206	Coca-Cola Enterprises, Inc.	5,863
670	ConAgra Foods, Inc.	14,465
307	Constellation Brands, Inc., Class A*	5,115
126	Corn Products International, Inc.	4,300
304	Dean Foods Co.*	3,110
332	Del Monte Foods Co.	4,329
285	Dr. Pepper Snapple Group, Inc.	10,494
117	Energizer Holdings, Inc.*	7,377
80	Flowers Foods, Inc.	2,067
312	H. J. Heinz Co.	14,427
17	Hansen Natural Corp.*	766
107	Hershey Co. (The)	4,972
116	Hormel Foods Corp.	5,005
199	J.M. Smucker Co. (The)	11,637
256	Lorillard, Inc.	19,458
111	McCormick & Co., Inc. (Non-Voting)	4,426
295	Mead Johnson Nutrition Co.	15,396
221	Molson Coors Brewing Co., Class B	9,627
94	NBTY, Inc.*	5,122
92	Ralcorp Holdings, Inc.*	5,488
650	Safeway, Inc.	12,220
318	Sara Lee Corp.	4,592
230	Smithfield Foods, Inc.*	3,710
355	SUPERVALU, Inc.	3,451
500	Tyson Foods, Inc., Class A	8,190
		216,196
	Energy - 3.9%

176	Alpha Natural Resources, Inc.*	6,535
80	Arch Coal, Inc.	1,801
35	Atlas Energy, Inc.*	952
75	Atwood Oceanics, Inc.*	1,881
174	Cabot Oil & Gas Corp.	4,844
175	Cameron International Corp.*	6,437
123	Cobalt International Energy, Inc.*	1,004
79	Comstock Resources, Inc.*	1,720
204	CONSOL Energy, Inc.	6,569
5	Continental Resources, Inc.*	203
668	Denbury Resources, Inc.*	9,846
78	Diamond Offshore Drilling, Inc.	4,538
13	Dresser-Rand Group, Inc.*	462
961	El Paso Corp.	10,946
95	Exterran Holdings, Inc.*	2,102
67	Forest Oil Corp.*	1,750
177	Frontier Oil Corp.	2,073
15	Frontline Ltd.	398
158	Helmerich & Payne, Inc.	5,852
24	Holly Corp.	624

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
160	Mariner Energy, Inc.*	$3,662
172	Massey Energy Co.	4,945
81	McDermott International, Inc.*	1,038
283	Murphy Oil Corp.	15,157
287	Nabors Industries Ltd.*	4,500
223	Newfield Exploration Co.*	10,706
292	Noble Energy, Inc.	20,376
92	Oceaneering International, Inc.*	4,601
79	Oil States International, Inc.*	3,257
258	Patterson-UTI Energy, Inc.	3,808
450	Peabody Energy Corp.	19,260
147	Petrohawk Energy Corp.*	2,223
194	Pioneer Natural Resources Co.	11,217
234	Plains Exploration & Production Co.*	5,588
178	Pride International, Inc.*	4,192
293	QEP Resources, Inc.	8,506
185	Quicksilver Resources, Inc.*	2,257
167	Rowan Cos., Inc.*	4,294
249	SandRidge Energy, Inc.*	1,006
36	SEACOR Holdings, Inc.*	2,832
34	SM Energy Co.	1,292
208	Southern Union Co.	4,680
1,085	Spectra Energy Corp.	22,069
202	Sunoco, Inc.	6,803
122	Superior Energy Services, Inc.*	2,623
71	Teekay Corp.	1,726
236	Tesoro Corp.	2,650
87	Tidewater, Inc.	3,487
67	Unit Corp.*	2,283
946	Valero Energy Corp.	14,918
740	Weatherford International Ltd.*	11,033
79	Whiting Petroleum Corp.*	6,702
		284,228
	Financials - 11.7%

84	Alexandria Real Estate Equities, Inc. (REIT)	5,827
11	Alleghany Corp.*	3,274
84	Allied World Assurance Co. Holdings Ltd.	4,231
255	AMB Property Corp. (REIT)	6,066
144	American Financial Group, Inc./OH	4,143
202	American International Group, Inc.*	6,854
12	American National Insurance Co.	919
107	AmeriCredit Corp.*	2,589
344	Ameriprise Financial, Inc.	14,992
1,037	Annaly Capital Management, Inc. (REIT)	18,023
451	AON Corp.	16,344
99	Apartment Investment & Management Co., Class A (REIT)	2,024
78	Arch Capital Group Ltd.*	6,224
321	Ares Capital Corp.	4,796
130	Arthur J. Gallagher & Co.	3,230
129	Aspen Insurance Holdings Ltd.	3,664
289	Associated Banc-Corp	3,485
187	Assurant, Inc.	6,837
309	Assured Guaranty Ltd.	4,774
139	AvalonBay Communities, Inc. (REIT)	14,626
144	Axis Capital Holdings Ltd.	4,447
140	BancorpSouth, Inc.	1,785
55	Bank of Hawaii Corp.	2,456
42	BOK Financial Corp.	1,866
233	Boston Properties, Inc. (REIT)	18,966
220	Brandywine Realty Trust (REIT)	2,418
107	BRE Properties, Inc. (REIT)	4,374
88	Brown & Brown, Inc.	1,676
110	Camden Property Trust (REIT)	5,034
540	CapitalSource, Inc.	2,727
31	Capitol Federal Financial	795
1,478	Chimera Investment Corp. (REIT)	5,809
245	Cincinnati Financial Corp.	6,537
335	CIT Group, Inc.*	12,288
76	City National Corp./CA	3,681
44	CNA Financial Corp.*	1,145
295	Comerica, Inc.	10,151
121	Commerce Bancshares, Inc./MO	4,323
108	CommonWealth REIT (REIT)	2,605
99	Corporate Office Properties Trust (REIT)	3,574
88	Cullen/Frost Bankers, Inc.	4,510
334	Developers Diversified Realty Corp. (REIT)	3,460
8	Digital Realty Trust, Inc. (REIT)	474
910	Discover Financial Services	13,204
205	Douglas Emmett, Inc. (REIT)	3,305
421	Duke Realty Corp. (REIT)	4,719
368	E*Trade Financial Corp.*	4,567
248	East West Bancorp, Inc.	3,626
68	Endurance Specialty Holdings Ltd.	2,505
443	Equity Residential (REIT)	20,303
13	Erie Indemnity Co., Class A	682
31	Essex Property Trust, Inc. (REIT)	3,279
99	Everest Re Group Ltd.	7,835
41	Federal Realty Investment Trust (REIT)	3,251
48	Federated Investors, Inc., Class B	1,001
384	Fidelity National Financial, Inc., Class A	5,572
1,330	Fifth Third Bancorp	14,696
9	First Citizens BancShares, Inc./NC, Class A	1,512
383	First Horizon National Corp.*	3,861
350	First Niagara Financial Group, Inc.	3,951
213	Forest City Enterprises, Inc., Class A*	2,401
332	Fulton Financial Corp.	2,749
75	General Growth Properties, Inc. (REIT)	1,055
667	Genworth Financial, Inc., Class A*	7,224
19	GLG Partners, Inc.*	85
75	Hanover Insurance Group, Inc. (The)	3,253
681	Hartford Financial Services Group, Inc.	13,729
192	HCC Insurance Holdings, Inc.	4,844
519	HCP, Inc. (REIT)	18,279
208	Health Care REIT, Inc. (REIT)	9,556
207	Hospitality Properties Trust (REIT)	4,047
1,102	Host Hotels & Resorts, Inc. (REIT)	14,469
724	Hudson City Bancorp, Inc.	8,344
1,199	Huntington Bancshares, Inc./OH	6,343
43	Interactive Brokers Group, Inc., Class A*	696
546	Invesco Ltd.	9,883
280	Janus Capital Group, Inc.	2,542
195	Jefferies Group, Inc.	4,389
1,471	KeyCorp	10,841
679	Kimco Realty Corp. (REIT)	10,124
259	Legg Mason, Inc.	6,560
326	Leucadia National Corp.*	6,960
189	Liberty Property Trust (REIT)	5,740
506	Lincoln National Corp.	11,820
123	M&T Bank Corp.	10,534
217	Macerich Co. (The) (REIT)	8,988
133	Mack-Cali Realty Corp. (REIT)	4,103

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
16	Markel Corp.*	$5,244
71	Marsh & McLennan Cos., Inc.	1,684
882	Marshall & Ilsley Corp.	5,777
257	MBIA, Inc.*	2,406
45	Mercury General Corp.	1,765
204	NASDAQ OMX Group, Inc. (The)*	3,654
201	Nationwide Health Properties, Inc. (REIT)	7,732
729	New York Community Bancorp, Inc.	11,584
342	NYSE Euronext	9,487
403	Old Republic International Corp.	5,150
39	OneBeacon Insurance Group Ltd., Class A	509
131	PartnerRe Ltd.	9,753
622	People’s United Financial, Inc.	7,912
88	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,616
157	Plum Creek Timber Co., Inc. (REIT)	5,412
1,712	Popular, Inc.*	4,383
535	Principal Financial Group, Inc.	12,332
1,122	Progressive Corp. (The)	22,216
748	ProLogis (REIT)	8,116
143	Protective Life Corp.	2,671
166	Raymond James Financial, Inc.	3,831
94	Rayonier, Inc. (REIT)	4,446
175	Realty Income Corp. (REIT)	5,703
137	Regency Centers Corp. (REIT)	4,995
2,102	Regions Financial Corp.	13,516
122	Reinsurance Group of America, Inc.	5,336
92	RenaissanceRe Holdings Ltd.	5,225
213	Senior Housing Properties Trust (REIT)	5,005
130	SL Green Realty Corp. (REIT)	7,836
813	SLM Corp.*	8,984
16	St. Joe Co. (The)*	385
79	StanCorp Financial Group, Inc.	2,815
837	SunTrust Banks, Inc.	18,824
59	Symetra Financial Corp.	634
1,311	Synovus Financial Corp.	2,701
91	Taubman Centers, Inc. (REIT)	3,776
238	TCF Financial Corp.	3,399
134	TFS Financial Corp.	1,231
138	Torchmark Corp.	6,810
108	Transatlantic Holdings, Inc.	5,148
254	UDR, Inc. (REIT)	5,227
85	Unitrin, Inc.	2,023
557	Unum Group	11,168
110	Validus Holdings Ltd.	2,802
269	Valley National Bancorp	3,505
191	Ventas, Inc. (REIT)	9,647
246	Vornado Realty Trust (REIT)	19,941
212	W. R. Berkley Corp.	5,586
188	Washington Federal, Inc.	2,683
201	Weingarten Realty Investors (REIT)	4,056
2	Wesco Financial Corp.	725
13	White Mountains Insurance Group Ltd.	3,947
153	Wilmington Trust Corp.	1,346
573	XL Group plc	10,262
290	Zions Bancorp.	5,345
		853,716
	Health Care - 2.0%

7	Abraxis BioScience, Inc.*	513
100	Alere, Inc.*	2,797
117	Beckman Coulter, Inc.	5,340
33	Bio-Rad Laboratories, Inc., Class A*	2,724
2,538	Boston Scientific Corp.*	13,172
124	Brookdale Senior Living, Inc.*	1,662
237	CareFusion Corp.*	5,114
126	Cephalon, Inc.*	7,133
84	Charles River Laboratories International, Inc.*	2,373
463	CIGNA Corp.	14,918
49	Community Health Systems, Inc.*	1,277
62	Cooper Cos., Inc. (The)	2,501
248	Coventry Health Care, Inc.*	4,799
4	Emdeon, Inc., Class A*	41
195	Endo Pharmaceuticals Holdings, Inc.*	5,298
478	Forest Laboratories, Inc.*	13,045
166	Health Net, Inc.*	3,964
17	Hill-Rom Holdings, Inc.	546
434	Hologic, Inc.*	6,159
285	Humana, Inc.*	13,620
95	Kinetic Concepts, Inc.*	3,032
418	King Pharmaceuticals, Inc.*	3,641
89	Life Technologies Corp.*	3,807
93	LifePoint Hospitals, Inc.*	2,829
4	Mednax, Inc.*	185
82	Mylan, Inc.*	1,407
181	Omnicare, Inc.	3,475
107	PerkinElmer, Inc.	2,248
34	Quest Diagnostics, Inc.	1,479
56	Teleflex, Inc.	2,691
225	Tenet Healthcare Corp.*	882
140	Universal Health Services, Inc., Class B	4,396
187	Watson Pharmaceuticals, Inc.*	8,054
		145,122
	Industrials - 3.9%

118	Aecom Technology Corp.*	2,655
156	AGCO Corp.*	5,156
69	Alexander & Baldwin, Inc.	2,335
4	Alliant Techsystems, Inc.*	264
377	AMR Corp.*	2,303
31	Armstrong World Industries, Inc.*	1,218
174	Avery Dennison Corp.	5,658
41	Babcock & Wilcox Co.*	918
161	BE Aerospace, Inc.*	4,339
95	Carlisle Cos., Inc.	2,665
101	Chicago Bridge & Iron Co. N.V. (NY Shares)*	2,200
222	Cintas Corp.	5,659
36	CNH Global N.V.*	1,013
83	Con-way, Inc.	2,175
19	Copa Holdings S.A., Class A	927
157	Corrections Corp. of America*	3,503
204	Covanta Holding Corp.	2,940
83	Crane Co.	2,814
115	Dover Corp.	5,147
207	Eaton Corp.	14,382
212	Equifax, Inc.	6,248
14	Flowserve Corp.	1,251
281	Fluor Corp.	12,549
15	FTI Consulting, Inc.*	492
5	Gardner Denver, Inc.	239
56	GATX Corp.	1,529
56	General Cable Corp.*	1,246
151	Goodrich Corp.	10,340
125	Harsco Corp.	2,493
47	Hertz Global Holdings, Inc.*	400
60	Hubbell, Inc., Class B	2,699
24	IDEX Corp.	715

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
539	Ingersoll-Rand plc	$17,534
307	ITT Corp.	13,048
83	Jacobs Engineering Group, Inc.*	2,878
70	Kansas City Southern*	2,350
40	KAR Auction Services, Inc.*	484
253	KBR, Inc.	5,870
34	Kennametal, Inc.	857
85	Kirby Corp.*	3,131
194	L-3 Communications Holdings, Inc.	12,920
137	Manpower, Inc.	5,823
420	Masco Corp.	4,406
85	Owens Corning*	2,312
193	Parker Hannifin Corp.	11,418
79	Pentair, Inc.	2,378
99	Pitney Bowes, Inc.	1,905
352	Quanta Services, Inc.*	6,315
327	R.R. Donnelley & Sons Co.	4,952
10	Regal-Beloit Corp.	553
381	Republic Services, Inc.	11,213
125	Rockwell Collins, Inc.	6,741
42	Ryder System, Inc.	1,612
60	Shaw Group, Inc. (The)*	1,944
97	Snap-On, Inc.	3,999
1,080	Southwest Airlines Co.	11,934
151	Spirit Aerosystems Holdings, Inc., Class A*	2,920
67	SPX Corp.	3,756
182	Terex Corp.*	3,314
222	Textron, Inc.	3,790
73	Thomas & Betts Corp.*	2,697
38	Timken Co.	1,243
61	Towers Watson & Co., Class A	2,739
133	Trinity Industries, Inc.	2,277
71	UAL Corp.*	1,505
139	URS Corp.*	4,958
67	USG Corp.*	815
28	UTi Worldwide, Inc.	392
27	Waste Connections, Inc.*	1,019
48	WESCO International, Inc.*	1,549
68	Westinghouse Air Brake Technologies Corp.	2,892
		280,915
	Information Technology - 2.4%

620	Advanced Micro Devices, Inc.*	3,484
249	Amdocs Ltd.*	6,531
179	AOL, Inc.*	3,977
181	Arrow Electronics, Inc.*	4,141
81	Atmel Corp.*	470
254	Avnet, Inc.*	5,817
74	AVX Corp.	920
19	Broadridge Financial Solutions, Inc.	406
743	Brocade Communications Systems, Inc.*	3,730
121	CA, Inc.	2,179
158	CommScope, Inc.*	2,962
258	Computer Sciences Corp.	10,271
164	Compuware Corp.*	1,178
166	Convergys Corp.*	1,682
196	CoreLogic, Inc.	3,385
87	Diebold, Inc.	2,257
62	EchoStar Corp., Class A*	1,157
33	Electronic Arts, Inc.*	503
210	Fairchild Semiconductor International, Inc.*	1,623
442	Fidelity National Information Services, Inc.	11,421
85	Fiserv, Inc.*	4,253
87	IAC/InterActiveCorp*	2,157
247	Ingram Micro, Inc., Class A*	3,720
118	International Rectifier Corp.*	2,165
136	Intersil Corp., Class A	1,359
5	Itron, Inc.*	270
88	Jabil Circuit, Inc.	902
269	KLA-Tencor Corp.	7,535
131	Lexmark International, Inc., Class A*	4,584
1,094	LSI Corp.*	4,398
222	MEMC Electronic Materials, Inc.*	2,284
1,432	Micron Technology, Inc.*	9,258
223	Molex, Inc.	3,936
106	Monster Worldwide, Inc.*	1,169
36	National Semiconductor Corp.	454
583	Novell, Inc.*	3,276
18	Novellus Systems, Inc.*	419
363	PMC-Sierra, Inc.*	2,512
227	Seagate Technology plc*	2,300
99	SunPower Corp., Class A*	1,070
235	Synopsys, Inc.*	5,379
86	Tech Data Corp.*	3,113
645	Tellabs, Inc.	4,580
276	Total System Services, Inc.	3,919
288	Vishay Intertechnology, Inc.*	2,215
21	Vishay Precision Group, Inc.*	304
296	Western Digital Corp.*	7,148
2,308	Xerox Corp.	19,480
41	Zebra Technologies Corp., Class A*	1,173
		173,426
	Materials - 2.2%

157	AK Steel Holding Corp.	2,000
114	Aptargroup, Inc.	4,748
120	Ashland, Inc.	5,575
122	Ball Corp.	6,842
183	Bemis Co., Inc.	5,283
109	Cabot Corp.	3,099
33	CF Industries Holdings, Inc.	3,053
191	Commercial Metals Co.	2,489
82	Cytec Industries, Inc.	3,889
71	Domtar Corp.	4,261
96	Eastman Chemical Co.	5,909
38	FMC Corp.	2,367
58	Greif, Inc., Class A	3,297
316	Huntsman Corp.	2,879
162	International Paper Co.	3,315
75	Intrepid Potash, Inc.*	1,684
286	MeadWestvaco Corp.	6,223
191	Owens-Illinois, Inc.*	4,786
173	Packaging Corp. of America	3,856
23	Pactiv Corp.*	738
233	PPG Industries, Inc.	15,338
110	Reliance Steel & Aluminum Co.	4,098
76	Royal Gold, Inc.	3,729
108	RPM International, Inc.	1,825
29	Schnitzer Steel Industries, Inc., Class A	1,283
267	Sealed Air Corp.	5,476
59	Sherwin-Williams Co. (The)	4,152
16	Sigma-Aldrich Corp.	851
168	Sonoco Products Co.	5,284
362	Steel Dynamics, Inc.	4,959
147	Temple-Inland, Inc.	2,342
195	United States Steel Corp.	8,289
149	Valspar Corp.	4,488
214	Vulcan Materials Co.	7,867

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
19	Walter Energy, Inc.	$1,369
899	Weyerhaeuser Co.	14,109
		161,752
	Telecommunication Services - 0.8%

503	CenturyLink, Inc.	18,188
58	Clearwire Corp., Class A*	372
1,017	Frontier Communications Corp.	7,861
102	Leap Wireless International, Inc.*	1,058
1,702	Level 3 Communications, Inc.*	1,753
220	MetroPCS Communications, Inc.*	1,967
59	NII Holdings, Inc.*	2,139
2,906	Qwest Communications International, Inc.	16,419
141	Telephone & Data Systems, Inc.	4,074
26	United States Cellular Corp.*	1,090
473	Windstream Corp.	5,456
		60,377
	Utilities - 5.3%

1,121	AES Corp. (The)*	11,479
130	AGL Resources, Inc.	4,771
284	Allegheny Energy, Inc.	6,404
185	Alliant Energy Corp.	6,479
399	Ameren Corp.	11,200
292	American Water Works Co., Inc.	6,593
229	Aqua America, Inc.	4,553
156	Atmos Energy Corp.	4,415
313	Calpine Corp.*	3,981
704	CenterPoint Energy, Inc.	10,412
385	CMS Energy Corp.	6,738
472	Consolidated Edison, Inc.	22,434
309	Constellation Energy Group, Inc.	9,063
199	DPL, Inc.	5,039
282	DTE Energy Co.	13,212
545	Edison International	18,394
120	Energen Corp.	5,122
17	EQT Corp.	554
510	FirstEnergy Corp.	18,630
227	Great Plains Energy, Inc.	4,197
156	Hawaiian Electric Industries, Inc.	3,747
129	Integrys Energy Group, Inc.	6,250
10	ITC Holdings Corp.	580
315	MDU Resources Group, Inc.	5,925
243	Mirant Corp.*	2,357
123	National Fuel Gas Co.	5,287
464	NiSource, Inc.	8,046
295	Northeast Utilities	8,546
427	NRG Energy, Inc.*	8,677
179	NSTAR	6,807
393	NV Energy, Inc.	5,030
163	OGE Energy Corp.	6,365
178	Oneok, Inc.	7,638
16	Ormat Technologies, Inc.	441
374	Pepco Holdings, Inc.	6,713
182	Pinnacle West Capital Corp.	7,253
807	PPL Corp.	21,918
481	Progress Energy, Inc.	20,640
293	Questar Corp.	4,770
592	RRI Energy, Inc.*	2,054
189	SCANA Corp.	7,377
414	Sempra Energy	21,081
358	TECO Energy, Inc.	6,043
183	UGI Corp.	5,051
136	Vectren Corp.	3,337
185	Westar Energy, Inc.	4,434
196	Wisconsin Energy Corp.	10,925
769	Xcel Energy, Inc.	17,156
		388,118
	Total Common Stocks (Cost $3,111,376)	2,858,168

Principal Amount
	U.S. Government & Agency Securities (a) - 5.0%
	Federal Home Loan Bank
$68,367	0.11%, due 09/01/10	68,367
51,437	0.10%, due 09/02/10	51,437
214,495	0.11%, due 09/02/10	214,495
32,241	0.15%, due 09/03/10	32,241
643	0.16%, due 09/03/10	643
	Total U.S. Government & Agency Securities (Cost $367,183)	367,183

	Repurchase Agreements (a) - 60.3%
350,362	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $350,364 (b)	350,362
643,496	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $643,521 (c)	643,496
312,662	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $312,664 (d)	312,662
107,249	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $107,250 (e)	107,249
428,997	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $429,015 (f)	428,997
174,311	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $174,312 (g)	174,311
981,514	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $981,521 (h)	981,514
1,203,160	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,203,168 (i)	1,203,160
202,793	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $202,794(j)	202,793
	Total Repurchase Agreements (Cost $4,404,544)	4,404,544
	Total Investment Securities (Cost $7,883,103) — 104.5%	7,629,895
	Liabilities in excess of other assets — (4.5%)	(327,318)
	Net Assets — 100.0%	$7,302,577

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $3,288,614.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $357,369. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $656,369. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $318,916. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $109,395. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $437,577. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $177,798. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,001,144. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $1,227,226. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $206,850. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,746
Aggregate gross unrealized depreciation	(580,285)
Net unrealized depreciation	$(548,539)
Federal income tax cost of investments	$8,178,434

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of August 31, 2010:

		Unrealized
	Notional Amount	Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$231,320	$(14,470)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	2,020,422	(178,698)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	5,894,145	222,940

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	3,602,803	(365,326)

		$(335,554)

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Growth

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 50.0%
	Consumer Discretionary - 9.7%

121	Aaron’s, Inc.	$1,971
202	Abercrombie & Fitch Co., Class A	6,989
263	Advance Auto Parts, Inc.	14,326
280	Aeropostale, Inc.*	5,964
144	American Eagle Outfitters, Inc.	1,820
387	Apollo Group, Inc., Class A*	16,440
87	Autoliv, Inc.	4,710
67	AutoNation, Inc.*	1,513
83	AutoZone, Inc.*	17,412
165	Bally Technologies, Inc.*	5,189
787	Bed Bath & Beyond, Inc.*	28,308
243	Big Lots, Inc.*	7,596
325	BorgWarner, Inc.*	14,186
267	Brinker International, Inc.	4,205
274	Burger King Holdings, Inc.	4,507
195	Career Education Corp.*	3,418
669	CarMax, Inc.*	13,333
242	CBS Corp., Class B	3,344
534	Chico’s FAS, Inc.	4,406
94	Chipotle Mexican Grill, Inc.*	14,178
6	Choice Hotels International, Inc.	197
912	Coach, Inc.	32,686
420	Darden Restaurants, Inc.	17,329
190	DeVry, Inc.	7,241
268	Dick’s Sporting Goods, Inc.*	6,558
622	Discovery Communications, Inc., Class A*	23,481
209	Dollar General Corp.*	5,708
381	Dollar Tree, Inc.*	17,271
222	DreamWorks Animation SKG, Inc., Class A*	6,578
71	Education Management Corp.*	573
253	Expedia, Inc.	5,784
404	Family Dollar Stores, Inc.	17,287
14	Federal-Mogul Corp.*	214
55	Fortune Brands, Inc.	2,463
157	Fossil, Inc.*	7,456
20	Garmin Ltd.	532
417	Gentex Corp.	7,327
727	Goodyear Tire & Rubber Co. (The)*	6,717
193	Guess?, Inc.	6,236
407	H&R Block, Inc.	5,230
286	Hanesbrands, Inc.*	6,847
704	Harley-Davidson, Inc.	17,121
99	Harman International Industries, Inc.*	3,086
390	Hasbro, Inc.	15,740
186	Hillenbrand, Inc.	3,540
892	International Game Technology	13,023
31	International Speedway Corp., Class A	710
1,463	Interpublic Group of Cos., Inc. (The)*	12,479
103	ITT Educational Services, Inc.*	5,486
165	J. Crew Group, Inc.*	5,031
230	J.C. Penney Co., Inc.	4,600
124	John Wiley & Sons, Inc., Class A	4,413
36	Lamar Advertising Co., Class A*	944
44	Lear Corp.*	3,241
262	Leggett & Platt, Inc.	5,023
799	Limited Brands, Inc.	18,856
427	LKQ Corp.*	7,942
125	Macy’s, Inc.	2,430
58	Madison Square Garden, Inc., Class A*	1,136
812	Marriott International, Inc., Class A	25,992
633	Mattel, Inc.	13,287
662	McGraw-Hill Cos., Inc. (The)	18,304
46	Meredith Corp.	1,346
132	MGM Resorts International*	1,189
20	Mohawk Industries, Inc.*	886
66	Morningstar, Inc.*	2,670
119	NetFlix, Inc.*	14,937
500	Nordstrom, Inc.	14,460
17	NVR, Inc.*	10,271
83	Office Depot, Inc.*	283
413	O’Reilly Automotive, Inc.*	19,523
92	Panera Bread Co., Class A*	7,354
354	PetSmart, Inc.	11,289
169	Phillips-Van Heusen Corp.	7,720
167	Polo Ralph Lauren Corp.	12,649
142	priceline.com, Inc.*	41,390
56	Regal Entertainment Group, Class A	689
366	Ross Stores, Inc.	18,165
153	Royal Caribbean Cruises Ltd.*	3,758
268	Scripps Networks Interactive, Inc., Class A	10,768
11,621	Sirius XM Radio, Inc.*	11,111
567	Starwood Hotels & Resorts Worldwide, Inc.	26,496
42	Strayer Education, Inc.	6,081
217	Tempur-Pedic International, Inc.*	5,816
100	Thor Industries, Inc.	2,334
378	Tiffany & Co.	14,980
109	Tractor Supply Co.	7,410
159	TRW Automotive Holdings Corp.*	5,527
189	Tupperware Brands Corp.	7,435
365	Urban Outfitters, Inc.*	11,067
99	Weight Watchers International, Inc.	2,823
378	Wendy’s/Arby’s Group, Inc., Class A	1,470
96	Whirlpool Corp.	7,119
288	Williams-Sonoma, Inc.	7,477
173	WMS Industries, Inc.*	6,114
226	Wynn Resorts Ltd.	18,218
		860,739
	Consumer Staples - 2.9%

57	Alberto-Culver Co.	1,770
1,281	Avon Products, Inc.	37,277
13	BJ’s Wholesale Club, Inc.*	545
239	Brown-Forman Corp., Class B	14,648
330	Campbell Soup Co.	12,296
212	Church & Dwight Co., Inc.	12,981
397	Clorox Co.	25,734
584	Coca-Cola Enterprises, Inc.	16,621
135	ConAgra Foods, Inc.	2,915
225	Dr. Pepper Snapple Group, Inc.	8,285
330	Estee Lauder Cos., Inc. (The), Class A	18,503
85	Flowers Foods, Inc.	2,196
331	Green Mountain Coffee Roasters, Inc.*	10,201
388	H. J. Heinz Co.	17,941
167	Hansen Natural Corp.*	7,522
179	Herbalife Ltd.	9,949
269	Hershey Co. (The)	12,500
198	McCormick & Co., Inc. (Non-Voting)	7,894
84	Mead Johnson Nutrition Co.	4,384
1,410	Sara Lee Corp.	20,360
418	Whole Foods Market, Inc.*	14,542
		259,064
	Energy - 2.6%

48	Alpha Natural Resources, Inc.*	1,782
344	Arch Coal, Inc.	7,743
171	Atlas Energy, Inc.*	4,651

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
34	Atwood Oceanics, Inc.*	$853
417	Cameron International Corp.*	15,337
251	Cimarex Energy Co.	16,420
274	Concho Resources, Inc.*	16,007
310	CONSOL Energy, Inc.	9,982
83	Continental Resources, Inc.*	3,363
134	Core Laboratories N.V.	10,577
67	Diamond Offshore Drilling, Inc.	3,898
223	Dresser-Rand Group, Inc.*	7,921
387	El Paso Corp.	4,408
439	EXCO Resources, Inc.	5,905
19	Exterran Holdings, Inc.*	420
364	FMC Technologies, Inc.*	22,513
216	Forest Oil Corp.*	5,642
127	Frontline Ltd.	3,366
90	Holly Corp.	2,341
22	Mariner Energy, Inc.*	504
546	McDermott International, Inc.*	7,000
68	Murphy Oil Corp.	3,642
340	Nabors Industries Ltd.*	5,331
9	Oil States International, Inc.*	371
642	Petrohawk Energy Corp.*	9,707
208	Pride International, Inc.*	4,898
22	Quicksilver Resources, Inc.*	268
477	Range Resources Corp.	16,127
43	Rowan Cos., Inc.*	1,106
631	SandRidge Energy, Inc.*	2,549
128	SM Energy Co.	4,863
17	Superior Energy Services, Inc.*	366
455	Ultra Petroleum Corp.*	17,750
892	Weatherford International Ltd.*	13,300
11	Whiting Petroleum Corp.*	933
		231,844
	Financials - 3.5%

153	Affiliated Managers Group, Inc.*	9,824
47	AMB Property Corp. (REIT)	1,118
155	Ameriprise Financial, Inc.	6,755
172	Apartment Investment & Management Co., Class A (REIT)	3,516
9	Arch Capital Group Ltd.*	718
78	Arthur J. Gallagher & Co.	1,938
102	Axis Capital Holdings Ltd.	3,150
46	Bank of Hawaii Corp.	2,054
180	Brown & Brown, Inc.	3,427
4	Capitol Federal Financial	103
853	CB Richard Ellis Group, Inc., Class A*	14,006
246	Digital Realty Trust, Inc. (REIT)	14,580
353	Eaton Vance Corp.	9,175
15	Endurance Specialty Holdings Ltd.	553
54	Equity Residential (REIT)	2,475
62	Erie Indemnity Co., Class A	3,255
35	Essex Property Trust, Inc. (REIT)	3,702
110	Federal Realty Investment Trust (REIT)	8,722
181	Federated Investors, Inc., Class B	3,774
605	General Growth Properties, Inc. (REIT)	8,512
271	Genworth Financial, Inc., Class A*	2,935
354	GLG Partners, Inc.*	1,582
88	Greenhill & Co., Inc.	6,198
112	Hartford Financial Services Group, Inc.	2,258
119	Hudson City Bancorp, Inc.	1,372
32	Interactive Brokers Group, Inc., Class A*	518
221	IntercontinentalExchange, Inc.*	21,119
424	Invesco Ltd.	7,674
50	Janus Capital Group, Inc.	454
126	Jones Lang LaSalle, Inc.	9,514
275	Lazard Ltd., Class A	8,597
1,492	Marsh & McLennan Cos., Inc.	35,390
614	Moody’s Corp.	12,980
329	MSCI, Inc., Class A*	9,837
40	NASDAQ OMX Group, Inc. (The)*	716
169	NYSE Euronext	4,688
207	Plum Creek Timber Co., Inc. (REIT)	7,135
88	ProLogis (REIT)	955
71	Rayonier, Inc. (REIT)	3,358
447	SEI Investments Co.	7,912
249	St. Joe Co. (The)*	5,996
776	T. Rowe Price Group, Inc.	33,973
697	TD Ameritrade Holding Corp.*	10,183
32	UDR, Inc. (REIT)	659
24	Validus Holdings Ltd.	611
128	Ventas, Inc. (REIT)	6,465
43	Vornado Realty Trust (REIT)	3,486
258	Waddell & Reed Financial, Inc., Class A	5,937
		313,859
	Health Care - 6.6%

8	Abraxis BioScience, Inc.*	587
73	Alere, Inc.*	2,042
268	Alexion Pharmaceuticals, Inc.*	15,134
401	Allscripts Healthcare Solutions, Inc.*	6,701
845	AmerisourceBergen Corp.	23,052
430	Amylin Pharmaceuticals, Inc.*	8,832
304	BioMarin Pharmaceutical, Inc.*	6,168
35	Brookdale Senior Living, Inc.*	469
284	C.R. Bard, Inc.	21,820
118	CareFusion Corp.*	2,546
206	Cerner Corp.*	15,007
47	Charles River Laboratories International, Inc.*	1,328
197	Community Health Systems, Inc.*	5,136
26	Cooper Cos., Inc. (The)	1,049
193	Covance, Inc.*	7,320
311	DaVita, Inc.*	20,097
431	Dendreon Corp.*	15,447
438	DENTSPLY International, Inc.	12,185
339	Edwards Lifesciences Corp.*	19,516
78	Emdeon, Inc., Class A*	799
89	Emergency Medical Services Corp., Class A*	4,276
148	Gen-Probe, Inc.*	6,664
749	Health Management Associates, Inc., Class A*	4,681
273	Henry Schein, Inc.*	14,414
159	Hill-Rom Holdings, Inc.	5,104
496	Hospira, Inc.*	25,475
560	Human Genome Sciences, Inc.*	16,290
172	IDEXX Laboratories, Inc.*	9,506
364	Illumina, Inc.*	15,612
117	Intuitive Surgical, Inc.*	31,008
16	Kinetic Concepts, Inc.*	511
312	Laboratory Corp. of America Holdings*	22,657
387	Life Technologies Corp.*	16,552
297	Lincare Holdings, Inc.	6,837
133	Mednax, Inc.*	6,163
101	Mettler-Toledo International, Inc.*	11,170
778	Mylan, Inc.*	13,350

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
292	Myriad Genetics, Inc.*	$4,573
35	Omnicare, Inc.	672
305	Patterson Cos., Inc.	7,713
160	PerkinElmer, Inc.	3,362
242	Perrigo Co.	13,792
315	Pharmaceutical Product Development, Inc.	7,236
386	Quest Diagnostics, Inc.	16,791
194	Regeneron Pharmaceuticals, Inc.*	4,264
454	ResMed, Inc.*	13,684
92	SXC Health Solutions Corp.*	7,158
153	Talecris Biotherapeutics Holdings Corp.*	3,357
112	Techne Corp.	6,466
19	Teleflex, Inc.	913
1,046	Tenet Healthcare Corp.*	4,100
171	Thoratec Corp.*	5,506
148	United Therapeutics Corp.*	6,841
18	Universal Health Services, Inc., Class B	565
170	Valeant Pharmaceuticals International*	9,807
369	Varian Medical Systems, Inc.*	19,646
257	VCA Antech, Inc.*	5,081
605	Vertex Pharmaceuticals, Inc.*	20,171
269	Warner Chilcott plc, Class A*	7,645
278	Waters Corp.*	16,825
		581,673
	Industrials - 7.6%

93	Aecom Technology Corp.*	2,092
92	Alliant Techsystems, Inc.*	6,063
318	AMETEK, Inc.	13,671
321	AMR Corp.*	1,961
5	Armstrong World Industries, Inc.*	196
19	Avery Dennison Corp.	618
273	Babcock & Wilcox Co.*	6,115
225	Bucyrus International, Inc.	12,935
496	C.H. Robinson Worldwide, Inc.	32,235
13	Carlisle Cos., Inc.	365
122	Chicago Bridge & Iron Co. N.V. (NY Shares)*	2,657
13	CNH Global N.V.*	366
418	Continental Airlines, Inc., Class B*	9,338
13	Con-way, Inc.	341
501	Cooper Industries plc	21,087
58	Copa Holdings S.A., Class A	2,829
216	Copart, Inc.*	7,139
60	Corrections Corp. of America*	1,339
22	Covanta Holding Corp.	317
600	Cummins, Inc.	44,646
2,362	Delta Air Lines, Inc.*	24,706
231	Donaldson Co., Inc.	9,679
353	Dover Corp.	15,800
151	Dun & Bradstreet Corp.	9,951
131	Eaton Corp.	9,102
637	Expeditors International of Washington, Inc.	25,219
396	Fastenal Co.	17,927
143	Flowserve Corp.	12,781
32	Fluor Corp.	1,429
113	FTI Consulting, Inc.*	3,704
148	Gardner Denver, Inc.	7,066
38	GATX Corp.	1,037
56	General Cable Corp.*	1,246
105	Goodrich Corp.	7,190
181	Graco, Inc.	5,052
18	Harsco Corp.	359
494	Hertz Global Holdings, Inc.*	4,204
72	Hubbell, Inc., Class B	3,239
201	IDEX Corp.	5,988
145	IHS, Inc., Class A*	8,960
547	Iron Mountain, Inc.	11,093
273	J.B. Hunt Transport Services, Inc.	8,938
226	Jacobs Engineering Group, Inc.*	7,838
308	Joy Global, Inc.	17,476
181	Kansas City Southern*	6,076
12	KAR Auction Services, Inc.*	145
28	KBR, Inc.	650
183	Kennametal, Inc.	4,612
11	Kirby Corp.*	405
150	Landstar System, Inc.	5,397
140	Lennox International, Inc.	5,935
127	Lincoln Electric Holdings, Inc.	6,295
393	Manitowoc Co., Inc. (The)	3,600
322	Masco Corp.	3,378
131	MSC Industrial Direct Co., Class A	5,839
213	Navistar International Corp.*	8,920
268	Oshkosh Corp.*	6,668
190	Owens Corning*	5,168
350	Pall Corp.	11,966
136	Parker Hannifin Corp.	8,046
153	Pentair, Inc.	4,605
444	Pitney Bowes, Inc.	8,543
33	R.R. Donnelley & Sons Co.	500
96	Regal-Beloit Corp.	5,311
291	Republic Services, Inc.	8,564
449	Robert Half International, Inc.	9,689
426	Rockwell Automation, Inc.	21,786
248	Rockwell Collins, Inc.	13,375
281	Roper Industries, Inc.	16,320
84	Ryder System, Inc.	3,223
145	Shaw Group, Inc. (The)*	4,698
296	Southwest Airlines Co.	3,271
48	Spirit Aerosystems Holdings, Inc., Class A*	928
29	SPX Corp.	1,626
253	Stericycle, Inc.*	16,571
421	Textron, Inc.	7,186
27	Thomas & Betts Corp.*	998
191	Timken Co.	6,248
101	Toro Co. (The)	5,040
19	Towers Watson & Co., Class A	853
147	TransDigm Group, Inc.	8,510
377	UAL Corp.*	7,989
83	USG Corp.*	1,010
255	UTi Worldwide, Inc.	3,573
66	Valmont Industries, Inc.	4,424
309	Verisk Analytics, Inc., Class A*	8,596
185	W.W. Grainger, Inc.	19,571
193	WABCO Holdings, Inc.*	6,805
184	Waste Connections, Inc.*	6,946
41	WESCO International, Inc.*	1,323
22	Westinghouse Air Brake Technologies Corp.	936
		678,412
	Information Technology - 12.1%

688	Advanced Micro Devices, Inc.*	3,867
1,041	Agilent Technologies, Inc.*	28,076
543	Akamai Technologies, Inc.*	25,016
160	Alliance Data Systems Corp.*	8,990
902	Altera Corp.	22,252
173	Amdocs Ltd.*	4,538

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
519	Amphenol Corp., Class A	$21,134
891	Analog Devices, Inc.	24,841
271	ANSYS, Inc.*	10,509
40	Arrow Electronics, Inc.*	915
209	Atheros Communications, Inc.*	5,154
1,233	Atmel Corp.*	7,151
686	Autodesk, Inc.*	19,037
317	Avago Technologies Ltd.*	6,388
11	AVX Corp.	137
543	BMC Software, Inc.*	19,581
345	Broadridge Financial Solutions, Inc.	7,366
947	CA, Inc.	17,055
808	Cadence Design Systems, Inc.*	5,494
277	Ciena Corp.*	3,454
556	Citrix Systems, Inc.*	32,215
380	Compuware Corp.*	2,728
321	Cree, Inc.*	17,186
490	Cypress Semiconductor Corp.*	5,187
42	Diebold, Inc.	1,090
160	Dolby Laboratories, Inc., Class A*	8,867
106	DST Systems, Inc.	4,318
927	Electronic Arts, Inc.*	14,128
135	Equinix, Inc.*	12,313
240	F5 Networks, Inc.*	20,983
140	Factset Research Systems, Inc.	10,297
166	First Solar, Inc.*	21,223
304	Fiserv, Inc.*	15,209
459	FLIR Systems, Inc.*	11,530
219	Gartner, Inc.*	6,281
197	Genpact Ltd.*	2,756
244	Global Payments, Inc.	9,182
388	Harris Corp.	16,323
278	Hewitt Associates, Inc., Class A*	13,419
100	IAC/InterActiveCorp*	2,479
275	Informatica Corp.*	8,844
27	Ingram Micro, Inc., Class A*	407
127	Intersil Corp., Class A	1,269
839	Intuit, Inc.*	35,909
112	Itron, Inc.*	6,048
381	Jabil Circuit, Inc.	3,905
645	JDS Uniphase Corp.*	5,928
28	KLA-Tencor Corp.	784
378	Lam Research Corp.*	13,650
284	Lender Processing Services, Inc.	8,330
670	Linear Technology Corp.	19,196
1,619	Marvell Technology Group Ltd.*	25,807
904	Maxim Integrated Products, Inc.	14,346
467	McAfee, Inc.*	21,972
284	MEMC Electronic Materials, Inc.*	2,922
551	Microchip Technology, Inc.	15,257
240	MICROS Systems, Inc.*	9,144
187	Monster Worldwide, Inc.*	2,063
173	National Instruments Corp.	4,988
647	National Semiconductor Corp.	8,159
479	NCR Corp.*	6,155
1,031	NetApp, Inc.*	41,694
224	NeuStar, Inc., Class A*	4,959
255	Novellus Systems, Inc.*	5,942
680	Nuance Communications, Inc.*	9,982
1,711	NVIDIA Corp.*	15,964
1,285	ON Semiconductor Corp.*	7,941
965	Paychex, Inc.	24,019
36	PMC-Sierra, Inc.*	249
255	Polycom, Inc.*	7,262
334	QLogic Corp.*	4,975
314	Rambus, Inc.*	5,599
564	Red Hat, Inc.*	19,486
305	Rovi Corp.*	13,271
925	SAIC, Inc.*	13,764
343	Salesforce.com, Inc.*	37,689
688	SanDisk Corp.*	22,869
1,053	Seagate Technology plc*	10,667
138	Silicon Laboratories, Inc.*	5,263
529	Skyworks Solutions, Inc.*	9,448
209	Solera Holdings, Inc.	8,293
114	SunPower Corp., Class A*	1,232
28	Synopsys, Inc.*	641
499	Teradata Corp.*	16,337
539	Teradyne, Inc.*	4,840
363	Trimble Navigation Ltd.*	10,211
223	Varian Semiconductor Equipment Associates, Inc.*	5,535
546	VeriSign, Inc.*	15,905
131	Vistaprint N.V.*	4,019
178	WebMD Health Corp.*	9,067
157	Western Digital Corp.*	3,792
2,010	Western Union Co. (The)	31,517
774	Xilinx, Inc.	18,692
99	Zebra Technologies Corp., Class A*	2,833
		1,077,709
	Materials - 3.6%

250	Airgas, Inc.	16,450
49	AK Steel Holding Corp.	624
273	Albemarle Corp.	10,945
295	Allegheny Technologies, Inc.	12,012
21	Ashland, Inc.	976
58	Ball Corp.	3,253
132	Carpenter Technology Corp.	4,093
469	Celanese Corp., Class A	12,522
153	CF Industries Holdings, Inc.	14,153
405	Cliffs Natural Resources, Inc.	24,782
98	Compass Minerals International, Inc.	7,031
485	Crown Holdings, Inc.*	13,512
131	Eagle Materials, Inc.	3,006
45	Eastman Chemical Co.	2,770
698	Ecolab, Inc.	33,085
149	FMC Corp.	9,280
238	International Flavors & Fragrances, Inc.	10,874
1,016	International Paper Co.	20,787
204	Lubrizol Corp.	19,035
136	Martin Marietta Materials, Inc.	9,955
388	Nalco Holding Co.	8,815
152	Owens-Illinois, Inc.*	3,809
357	Pactiv Corp.*	11,453
82	PPG Industries, Inc.	5,398
25	Reliance Steel & Aluminum Co.	931
25	Royal Gold, Inc.	1,227
194	RPM International, Inc.	3,279
13	Schnitzer Steel Industries, Inc., Class A	575
137	Scotts Miracle-Gro Co. (The), Class A	6,471
170	Sherwin-Williams Co. (The)	11,965
335	Sigma-Aldrich Corp.	17,812
60	Temple-Inland, Inc.	956
256	Titanium Metals Corp.*	4,639
81	United States Steel Corp.	3,443
30	Valspar Corp.	904
126	Walter Energy, Inc.	9,077
		319,899
	Telecommunication Services - 1.1%

347	Clearwire Corp., Class A*	2,224

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
869	Crown Castle International Corp.*	$35,733
1,133	Frontier Communications Corp.	8,758
1,912	Level 3 Communications, Inc.*	1,969
359	MetroPCS Communications, Inc.*	3,210
395	NII Holdings, Inc.*	14,319
350	SBA Communications Corp., Class A*	12,530
454	tw telecom, inc.*	7,961
600	Windstream Corp.	6,921
		93,625
	Utilities - 0.3%

486	Calpine Corp.*	6,182
415	EQT Corp.	13,529
132	ITC Holdings Corp.	7,650
30	Ormat Technologies, Inc.	827
		28,188
	Total Common Stocks
	(Cost $4,057,544)	4,445,012

Principal Amount
	U.S. Government & Agency Securities (a) - 4.4%
	Federal Home Loan Bank
$72,222	0.11%, due 09/01/10	72,222
54,338	0.10%, due 09/02/10	54,338
226,592	0.11%, due 09/02/10	226,592
34,059	0.15%, due 09/03/10	34,059
680	0.16%, due 09/03/10	680
	Total U.S. Government & Agency Securities (Cost $387,891)	387,891

	Repurchase Agreements (a) - 52.3%
370,413	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $370,415(b)	370,413
679,788	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $679,814(c)	679,788
330,296	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $330,298(d)	330,296
113,298	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $113,299(e)	113,298
453,192	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $453,211(f)	453,192
184,387	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $184,388(g)	184,387
1,038,342	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,038,349(h)	1,038,342
1,272,866	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,272,874(i)	1,272,866
214,230	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $214,231(j)	214,230
	Total Repurchase Agreements (Cost $4,656,812)	4,656,812
	Total Investment Securities (Cost $9,102,247) — 106.7%	9,489,715
	Liabilities in excess of other assets — (6.7%)	(595,893)
	Net Assets — 100.0%	$8,893,822

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $4,606,768.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $377,821. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $693,387. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $336,903. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $115,565. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $462,256. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $188,076. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,059,109. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $1,298,327. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $218,516. The investment in the repurchase agreement was through participation in a pooled account.

REIT      Real Estate Investment Trust

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$376,789
Aggregate gross unrealized depreciation	(364,224)
Net unrealized appreciation	$12,565
Federal income tax cost of investments	$9,477,150

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$95,359	$(6,182)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	2,326,020	(220,209)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	7,640,297	(35,279)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	3,285,925	(322,555)

		$(584,225)

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Value

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 73.7%
	Consumer Discretionary - 6.9%

592	1-800-Flowers.com, Inc., Class A*	$941
159	99 Cents Only Stores*	2,782
434	A.H. Belo Corp., Class A*	2,899
113	AFC Enterprises, Inc.*	1,215
693	American Apparel, Inc.*	540
894	American Greetings Corp., Class A	17,254
119	America’s Car-Mart, Inc.*	2,975
292	Arctic Cat, Inc.*	2,041
345	Ascent Media Corp., Class A*	9,213
417	Audiovox Corp., Class A*	2,640
929	Barnes & Noble, Inc.	14,065
27	Beasley Broadcasting Group, Inc., Class A*	96
1,800	Beazer Homes USA, Inc.*	6,228
639	bebe stores, inc.	3,636
31	Big 5 Sporting Goods Corp.	368
31	Biglari Holdings, Inc.*	9,002
346	Bluegreen Corp.*	886
99	Blyth, Inc.	3,774
735	Bob Evans Farms, Inc.	18,779
184	Bon-Ton Stores, Inc. (The)*	1,168
170	Books-A-Million, Inc.	920
1,199	Borders Group, Inc.*	1,295
1,300	Boyd Gaming Corp.*	9,022
229	Brookfield Homes Corp.*	1,466
332	Brown Shoe Co., Inc.	3,493
32	Buckle, Inc. (The)	766
416	Build-A-Bear Workshop, Inc.*	2,080
969	Cabela’s, Inc.*	15,097
1,552	Callaway Golf Co.	9,700
57	Cambium Learning Group, Inc.*	162
109	Carmike Cinemas, Inc.*	659
112	Casual Male Retail Group, Inc.*	359
127	Cavco Industries, Inc.*	4,256
2,792	Charming Shoppes, Inc.*	9,409
66	Children’s Place Retail Stores, Inc. (The)*	2,882
379	Christopher & Banks Corp.	2,441
231	Churchill Downs, Inc.	7,939
1,372	Cinemark Holdings, Inc.	20,045
1,110	CKX, Inc.*	5,206
493	Collective Brands, Inc.*	6,374
275	Columbia Sportswear Co.	12,818
232	Conn’s, Inc.*	1,009
223	Core-Mark Holding Co., Inc.*	5,773
41	Cracker Barrel Old Country Store, Inc.	1,829
486	Crown Media Holdings, Inc., Class A*	1,040
179	CSS Industries, Inc.	2,764
423	Cumulus Media, Inc., Class A*	892
253	Dana Holding Corp.*	2,596
130	Delta Apparel, Inc.*	1,691
1,129	Dex One Corp.*	9,619
1,045	Dillard’s, Inc., Class A	22,854
561	Domino’s Pizza, Inc.*	7,192
86	Dress Barn, Inc. (The)*	1,793
288	Drew Industries, Inc.*	5,509
763	E.W. Scripps Co. (The), Class A*	5,181
95	Entercom Communications Corp., Class A*	522
390	Ethan Allen Interiors, Inc.	5,261
1,377	Exide Technologies*	5,770
860	Finish Line (The), Class A	11,352
157	Fisher Communications, Inc.*	2,619
947	Fred’s, Inc., Class A	10,436
18	Fuel Systems Solutions, Inc.*	584
1,044	Furniture Brands International, Inc.*	4,855
383	Gaiam, Inc., Class A	2,057
835	Gaylord Entertainment Co.*	21,844
521	Genesco, Inc.*	13,150
37	Global Sources Ltd.*	259
1,168	Gray Television, Inc.*	2,161
461	Group 1 Automotive, Inc.*	11,636
384	Haverty Furniture Cos., Inc.	3,690
739	Helen of Troy Ltd.*	16,446
260	Hooker Furniture Corp.	2,431
622	HOT Topic, Inc.	3,228
1,255	Hovnanian Enterprises, Inc., Class A*	4,292
1,740	Iconix Brand Group, Inc.*	26,509
351	Isle of Capri Casinos, Inc.*	2,485
97	Jack in the Box, Inc.*	1,957
672	Jakks Pacific, Inc.*	10,013
105	Johnson Outdoors, Inc., Class A*	1,045
2,100	Jones Apparel Group, Inc.	32,298
877	Journal Communications, Inc., Class A*	3,473
125	Kenneth Cole Productions, Inc., Class A*	1,510
243	Kid Brands, Inc.*	1,985
62	Knology, Inc.*	727
310	K-Swiss, Inc., Class A*	3,525
176	Landry’s Restaurants, Inc.*	4,286
1,107	La-Z-Boy, Inc.*	7,417
135	Leapfrog Enterprises, Inc.*	634
390	Libbey, Inc.*	4,376
114	Life Time Fitness, Inc.*	3,873
223	Lifetime Brands, Inc.*	3,042
636	LIN TV Corp., Class A*	2,538
468	Lions Gate Entertainment Corp.*	3,341
468	Lithia Motors, Inc., Class A	3,575
3,391	Live Nation Entertainment, Inc.*	29,298
417	LodgeNet Interactive Corp.*	1,063
446	M/I Homes, Inc.*	4,206
281	Mac-Gray Corp.	3,035
491	Marcus Corp.	5,401
532	MarineMax, Inc.*	3,490
214	McCormick & Schmick’s Seafood Restaurants, Inc.*	1,327
420	Media General, Inc., Class A*	3,230
964	Mediacom Communications Corp., Class A*	5,572
1,268	Men’s Wearhouse, Inc. (The)	24,447
773	Meritage Homes Corp.*	13,806
1,115	Modine Manufacturing Co.*	11,083
155	Monarch Casino & Resort, Inc.*	1,476
338	Morgans Hotel Group Co.*	2,109
375	Movado Group, Inc.*	3,802
583	Multimedia Games, Inc.*	2,035
566	New York & Co., Inc.*	1,053
207	Nexstar Broadcasting Group, Inc., Class A*	776
432	O’Charleys, Inc.*	2,380
1,304	OfficeMax, Inc.*	12,701
2,188	Orient-Express Hotels Ltd., Class A*	18,904
283	Outdoor Channel Holdings, Inc.*	1,503
1,601	Pacific Sunwear of California*	6,036
109	Papa John’s International, Inc.*	2,595
663	Penske Automotive Group, Inc.*	7,963
1,264	PEP Boys-Manny Moe & Jack	11,401
226	Perry Ellis International, Inc.*	4,149

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,371	Pinnacle Entertainment, Inc.*	$13,436
154	Playboy Enterprises, Inc., Class B*	784
282	PRIMEDIA, Inc.	888
3,123	Quiksilver, Inc.*	11,212
755	Radio One, Inc., Class D*	498
475	RC2 Corp.*	8,745
291	Red Lion Hotels Corp.*	1,819
376	Red Robin Gourmet Burgers, Inc.*	6,967
1,384	Regis Corp.	23,210
1,586	Rent-A-Center, Inc.	31,847
1,554	Ruby Tuesday, Inc.*	14,312
1,062	Ryland Group, Inc.	17,109
3,262	Saks, Inc.*	25,737
214	Sally Beauty Holdings, Inc.*	1,847
735	Scholastic Corp.	17,221
771	Scientific Games Corp., Class A*	7,872
715	Sealy Corp.*	1,695
197	Select Comfort Corp.*	1,064
64	Shiloh Industries, Inc.*	541
181	Shoe Carnival, Inc.*	2,992
1,010	Sinclair Broadcast Group, Inc., Class A*	6,040
165	Skyline Corp.	3,021
84	Smith & Wesson Holding Corp.*	315
808	Sonic Automotive, Inc., Class A*	7,118
793	Spartan Motors, Inc.	3,085
299	Speedway Motorsports, Inc.	3,983
933	Stage Stores, Inc.	10,412
363	Standard Motor Products, Inc.	3,122
2,576	Standard Pacific Corp.*	8,990
386	Stein Mart, Inc.*	2,789
137	Steinway Musical Instruments, Inc.*	2,119
1,961	Stewart Enterprises, Inc., Class A	9,334
420	Superior Industries International, Inc.	6,124
44	Systemax, Inc.	518
215	Talbots, Inc.*	2,146
294	Timberland Co. (The), Class A*	4,725
711	Tuesday Morning Corp.*	2,638
989	Unifi, Inc.*	4,124
205	Universal Electronics, Inc.*	3,922
874	Vail Resorts, Inc.*	28,868
745	Warner Music Group Corp.*	3,114
350	West Marine, Inc.*	2,947
662	Wet Seal, Inc. (The), Class A*	1,999
90	Weyco Group, Inc.	2,109
74	World Wrestling Entertainment, Inc., Class A	1,037
		1,027,071
	Consumer Staples - 2.4%

56	Alico, Inc.	1,154
2,147	Alliance One International, Inc.*	7,515
443	Andersons, Inc. (The)	15,873
512	B&G Foods, Inc.	5,468
33	Cal-Maine Foods, Inc.	979
757	Casey’s General Stores, Inc.	28,478
42	Cellu Tissue Holdings, Inc.*	320
1,365	Central Garden and Pet Co., Class A*	12,749
1,082	Chiquita Brands International, Inc.*	13,590
509	Darling International, Inc.*	3,828
865	Dole Food Co., Inc.*	7,474
585	Elizabeth Arden, Inc.*	9,576
153	Farmer Bros Co.	2,174
956	Fresh Del Monte Produce, Inc.*	21,003
554	Great Atlantic & Pacific Tea Co.*	1,684
58	Griffin Land & Nurseries, Inc.	1,460
987	Hain Celestial Group, Inc. (The)*	22,050
218	Harbinger Group, Inc.*	1,271
293	Imperial Sugar Co.	3,706
302	Ingles Markets, Inc., Class A	4,464
18	J&J Snack Foods Corp.	680
190	John B. Sanfilippo & Son, Inc.*	2,432
225	MGP Ingredients, Inc.*	1,483
303	Nash Finch Co.	11,899
223	Nutraceutical International Corp.*	3,026
102	Oil-Dri Corp. of America	2,094
506	Pantry, Inc. (The)*	9,523
658	Pilgrim’s Pride Corp.*	4,119
1,008	Prestige Brands Holdings, Inc.*	7,459
131	Revlon, Inc., Class A*	1,421
12,413	Rite Aid Corp.*	10,819
504	Ruddick Corp.	16,315
60	Sanderson Farms, Inc.	2,581
202	Schiff Nutrition International, Inc.	1,739
202	Seneca Foods Corp., Class A*	5,042
815	Smart Balance, Inc.*	2,967
543	Spartan Stores, Inc.	7,097
438	Spectrum Brands Holdings, Inc.*	11,173
151	Susser Holdings Corp.*	1,753
56	Tootsie Roll Industries, Inc.	1,322
838	TreeHouse Foods, Inc.*	34,777
582	Universal Corp.	20,754
354	Vector Group Ltd.	6,744
76	Village Super Market, Inc., Class A	1,971
20	WD-40 Co.	703
265	Weis Markets, Inc.	9,317
1,328	Winn-Dixie Stores, Inc.*	8,712
		352,738
	Energy - 5.1%

1,034	Abraxas Petroleum Corp.*	2,492
864	Allis-Chalmers Energy, Inc.*	3,344
184	Alon USA Energy, Inc.	997
313	Approach Resources, Inc.*	2,723
1,072	ATP Oil & Gas Corp.*	12,232
559	Basic Energy Services, Inc.*	4,014
1,232	Berry Petroleum Co., Class A	33,449
1,107	Bill Barrett Corp.*	36,044
183	Boots & Coots, Inc.*	545
1,790	BPZ Resources, Inc.*	7,070
866	Bristow Group, Inc.*	28,578
2,270	Cal Dive International, Inc.*	10,374
880	Cheniere Energy, Inc.*	2,130
14	Clayton Williams Energy, Inc.*	641
606	Cloud Peak Energy, Inc.*	9,587
1,874	Complete Production Services, Inc.*	33,057
98	Contango Oil & Gas Co.*	4,297
970	Crosstex Energy, Inc.*	7,207
730	CVR Energy, Inc.*	5,198
188	Dawson Geophysical Co.*	4,542
327	Delek U.S. Holdings, Inc.	2,194
4,457	Delta Petroleum Corp.*	3,075
1,173	DHT Holdings, Inc.	4,540
697	Energy Partners Ltd.*	7,618
1,051	Gastar Exploration Ltd.*	3,153
1,896	General Maritime Corp.	8,475
313	GeoResources, Inc.*	4,729
181	Global Geophysical Services, Inc.*	1,070
2,442	Global Industries Ltd.*	11,148
742	GMX Resources, Inc.*	3,154
822	Golar LNG Ltd.	8,532
589	Goodrich Petroleum Corp.*	7,822
386	Green Plains Renewable Energy, Inc.*	3,590

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
345	Gulf Island Fabrication, Inc.	$5,134
561	GulfMark Offshore, Inc., Class A*	15,125
9	Hallador Energy Co.	99
802	Harvest Natural Resources, Inc.*	5,622
2,520	Helix Energy Solutions Group, Inc.*	22,932
2,766	Hercules Offshore, Inc.*	5,919
560	Hornbeck Offshore Services, Inc.*	8,848
3,162	International Coal Group, Inc.*	14,450
129	James River Coal Co.*	2,041
2,848	Key Energy Services, Inc.*	22,812
412	Knightsbridge Tankers Ltd.	7,210
182	Kodiak Oil & Gas Corp.*	448
535	Matrix Service Co.*	4,553
435	Miller Petroleum, Inc.*	1,818
292	Natural Gas Services Group, Inc.*	4,146
1,997	Newpark Resources, Inc.*	17,434
1,130	Nordic American Tanker Shipping	29,911
616	Overseas Shipholding Group, Inc.	19,835
7	OYO Geospace Corp.*	345
2,796	Parker Drilling Co.*	10,149
1,883	Patriot Coal Corp.*	19,357
1,095	Penn Virginia Corp.	15,264
464	Petroleum Development Corp.*	12,482
1,024	Petroquest Energy, Inc.*	6,124
319	PHI, Inc. (Non-Voting)*	4,625
1,304	Pioneer Drilling Co.*	7,094
111	RAM Energy Resources, Inc.*	183
835	Resolute Energy Corp.*	8,918
175	REX American Resources Corp.*	2,285
649	Rex Energy Corp.*	7,340
492	Rosetta Resources, Inc.*	9,692
60	Scorpio Tankers, Inc.*	649
258	Seahawk Drilling, Inc.*	1,858
1,077	Ship Finance International Ltd.	18,858
966	Stone Energy Corp.*	10,925
548	Superior Well Services, Inc.*	12,127
911	Swift Energy Co.*	24,551
315	T-3 Energy Services, Inc.*	6,955
651	Teekay Tankers Ltd., Class A	7,519
728	Tesco Corp.*	7,222
1,625	Tetra Technologies, Inc.*	13,634
357	Union Drilling, Inc.*	1,667
2,748	USEC, Inc.*	12,916
1,075	Vaalco Energy, Inc.*	6,117
3,665	Vantage Drilling Co.*	4,948
366	Venoco, Inc.*	6,478
791	W&T Offshore, Inc.	7,151
1,435	Warren Resources, Inc.*	4,420
1,236	Western Refining, Inc.*	5,389
1,153	Willbros Group, Inc.*	9,028
646	World Fuel Services Corp.	16,499
		748,727
	Financials - 28.5%

368	1st Source Corp.	5,969
528	1st United Bancorp, Inc./FL*	3,120
502	Abington Bancorp, Inc.	5,040
771	Acadia Realty Trust (REIT)	13,832
1,166	Advance America Cash Advance Centers, Inc.	3,906
210	Agree Realty Corp. (REIT)	4,988
17	Alexander’s, Inc. (REIT)	5,177
112	Alliance Financial Corp./NY	3,184
2,321	Alterra Capital Holdings Ltd.	43,031
6,950	Ambac Financial Group, Inc.*	3,795
1,573	American Campus Communities, Inc. (REIT)	46,860
790	American Capital Agency Corp. (REIT)	21,520
8,185	American Capital Ltd.*	41,498
1,409	American Equity Investment Life Holding Co.	13,371
148	American National Bankshares, Inc.	2,929
189	American Physicians Capital, Inc.	7,813
149	American Physicians Service Group, Inc.	3,919
249	American Safety Insurance Holdings Ltd.*	3,892
569	Ameris Bancorp*	4,461
454	Amerisafe, Inc.*	7,977
196	Ames National Corp.	3,350
538	Amtrust Financial Services, Inc.	7,344
2,863	Anworth Mortgage Asset Corp. (REIT)	19,497
257	Apollo Commercial Real Estate Finance, Inc. (REIT)	4,377
4,672	Apollo Investment Corp.	44,711
748	Argo Group International Holdings Ltd.	22,792
162	Arlington Asset Investment Corp., Class A	3,214
215	Arrow Financial Corp.	4,902
64	Artio Global Investors, Inc.	886
978	Ashford Hospitality Trust, Inc. (REIT)*	7,853
362	Asset Acceptance Capital Corp.*	1,386
341	Associated Estates Realty Corp. (REIT)	4,624
255	Asta Funding, Inc.	2,078
2,081	Astoria Financial Corp.	25,097
214	Avatar Holdings, Inc.*	3,728
198	Baldwin & Lyons, Inc., Class B	4,394
169	Bancfirst Corp.	6,287
664	Banco Latinoamericano de Comercio Exterior S.A., Class E	8,426
89	Bancorp Rhode Island, Inc.	2,529
543	Bancorp, Inc. (The)/DE*	3,486
1,096	Bank Mutual Corp.	5,579
127	Bank of Marin Bancorp	3,999
272	Bank of the Ozarks, Inc.	9,993
461	BankFinancial Corp.	4,149
836	Beneficial Mutual Bancorp, Inc.*	6,972
338	Berkshire Hills Bancorp, Inc.	5,978
2,736	BioMed Realty Trust, Inc. (REIT)	46,758
1,575	BlackRock Kelso Capital Corp.	17,010
170	BofI Holding, Inc.*	1,928
1,803	Boston Private Financial Holdings, Inc.	11,305
101	Bridge Bancorp, Inc.	2,220
1,423	Brookline Bancorp, Inc.	13,319
233	Bryn Mawr Bank Corp.	3,803
464	Calamos Asset Management, Inc., Class A	4,389
45	California First National Bancorp	560
185	Camden National Corp.	5,641
286	Capital City Bank Group, Inc.	3,129
69	Capital Southwest Corp.	6,020
1,378	CapLease, Inc. (REIT)	7,083
1,690	Capstead Mortgage Corp. (REIT)	19,638
692	Cardinal Financial Corp.	6,353
479	Cash America International, Inc.	14,672
1,892	Cathay General Bancorp	18,144
3,327	CBL & Associates Properties, Inc. (REIT)	40,589

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,316	Cedar Shopping Centers, Inc. (REIT)	$7,264
856	Center Financial Corp.*	3,963
619	Centerstate Banks, Inc.	5,336
82	Century Bancorp, Inc./MA, Class A	1,722
207	Chatham Lodging Trust (REIT)*	3,368
588	Chemical Financial Corp.	11,360
183	Chesapeake Lodging Trust (REIT)*	2,998
292	Citizens & Northern Corp.	3,078
9,505	Citizens Republic Bancorp, Inc.*	7,414
878	Citizens, Inc./TX*	5,918
380	City Holding Co.	10,849
240	Clifton Savings Bancorp, Inc.	1,970
426	CNA Surety Corp.*	7,140
293	CNB Financial Corp./PA	3,753
4,913	CNO Financial Group, Inc.*	23,238
778	CoBiz Financial, Inc.	4,147
1,036	Cogdell Spencer, Inc. (REIT)	6,402
82	Cohen & Steers, Inc.	1,750
1,689	Colonial Properties Trust (REIT)	26,788
353	Colony Financial, Inc. (REIT)	6,255
947	Columbia Banking System, Inc.	16,866
798	Community Bank System, Inc.	18,019
330	Community Trust Bancorp, Inc.	8,692
715	Compass Diversified Holdings	10,139
244	CompuCredit Holdings Corp.	1,066
130	Consolidated-Tomoka Land Co.	3,518
2,158	Cousins Properties, Inc. (REIT)	14,178
873	Cowen Group, Inc., Class A*	2,994
326	CreXus Investment Corp. (REIT)	3,889
2,165	CVB Financial Corp.	14,787
601	Cypress Sharpridge Investments, Inc. (REIT)	8,095
454	Danvers Bancorp, Inc.	6,842
5,089	DCT Industrial Trust, Inc. (REIT)	23,562
1,145	Delphi Financial Group, Inc., Class A	25,533
4	Diamond Hill Investment Group, Inc.	206
3,719	DiamondRock Hospitality Co. (REIT)*	32,578
643	Dime Community Bancshares	8,031
269	Donegal Group, Inc., Class A	2,948
454	Doral Financial Corp.*	613
621	DuPont Fabros Technology, Inc. (REIT)	15,345
388	Dynex Capital, Inc. (REIT)	3,899
396	Eagle Bancorp, Inc.*	4,312
360	EastGroup Properties, Inc. (REIT)	12,690
1,372	Education Realty Trust, Inc. (REIT)	9,384
116	EMC Insurance Group, Inc.	2,387
1,030	Employers Holdings, Inc.	15,100
193	Encore Bancshares, Inc.*	1,162
104	Encore Capital Group, Inc.*	2,060
168	Enstar Group Ltd.*	11,696
358	Enterprise Financial Services Corp.	2,900
1,120	Entertainment Properties Trust (REIT)	48,261
25	Epoch Holding Corp.	248
214	Equity Lifestyle Properties, Inc. (REIT)	11,070
760	Equity One, Inc. (REIT)	12,152
214	ESB Financial Corp.	2,630
342	ESSA Bancorp, Inc.	3,824
20	Evercore Partners, Inc., Class A	490
361	Excel Trust, Inc. (REIT)*	4,003
2,102	Extra Space Storage, Inc. (REIT)	32,140
81	EZCORP, Inc., Class A*	1,456
323	FBL Financial Group, Inc., Class A	7,429
1,267	FBR Capital Markets Corp.*	4,333
233	Federal Agricultural Mortgage Corp., Class C	2,547
1,202	FelCor Lodging Trust, Inc. (REIT)*	4,784
1,313	Fifth Street Finance Corp.	12,946
263	Financial Institutions, Inc.	3,777
2,354	First American Financial Corp.	34,910
211	First Bancorp, Inc./ME	2,785
2,230	First BanCorp./Puerto Rico*	812
361	First Bancorp/NC	4,383
1,260	First Busey Corp.	5,393
2,525	First Commonwealth Financial Corp.	12,499
380	First Community Bancshares, Inc./VA	4,906
1,394	First Financial Bancorp	22,234
282	First Financial Bankshares, Inc.	12,597
267	First Financial Corp./IN	7,674
398	First Financial Holdings, Inc.	3,598
1,525	First Industrial Realty Trust, Inc. (REIT)*	6,481
299	First Interstate BancSystem, Inc.	3,415
1,334	First Marblehead Corp. (The)*	2,735
615	First Merchants Corp.	4,754
345	First Mercury Financial Corp.	3,143
1,785	First Midwest Bancorp, Inc./IL	19,599
167	First of Long Island Corp. (The)	4,108
893	First Potomac Realty Trust (REIT)	13,243
199	First South Bancorp, Inc./NC	1,996
2,597	FirstMerit Corp.	44,928
1,130	Flagstar Bancorp, Inc.*	2,576
1,255	Flagstone Reinsurance Holdings S.A.	12,638
751	Flushing Financial Corp.	8,133
2,757	FNB Corp./PA	21,422
878	Forestar Group, Inc.*	13,065
130	Fox Chase Bancorp, Inc.*	1,235
235	FPIC Insurance Group, Inc.*	7,132
1,667	Franklin Street Properties Corp. (REIT)	19,554
66	GAMCO Investors, Inc., Class A	2,330
268	German American Bancorp, Inc.	4,192
161	Gerova Financial Group Ltd.*	869
277	Getty Realty Corp. (REIT)	6,878
667	GFI Group, Inc.	2,988
1,733	Glacier Bancorp, Inc.	23,985
507	Gladstone Capital Corp.	5,288
206	Gladstone Commercial Corp. (REIT)	3,475
532	Gladstone Investment Corp.	3,139
951	Gleacher & Co., Inc.*	1,598
2,049	Glimcher Realty Trust (REIT)	12,171
332	Global Indemnity plc*	5,485
178	Golub Capital BDC, Inc.*	2,560
664	Government Properties Income Trust (REIT)	17,045
244	Great Southern Bancorp, Inc.	4,900
285	Green Bankshares, Inc.*	1,924
682	Greenlight Capital Re Ltd., Class A*	15,768
280	Hallmark Financial Services*	2,335
703	Hancock Holding Co.	19,136
2,467	Hanmi Financial Corp.*	2,985
280	Harleysville Group, Inc.	8,926
744	Harris & Harris Group, Inc.*	2,812
879	Hatteras Financial Corp. (REIT)	25,473
1,501	Healthcare Realty Trust, Inc. (REIT)	35,138
315	Heartland Financial USA, Inc.	4,426
874	Hercules Technology Growth Capital, Inc.	8,001
237	Heritage Financial Corp./WA*	3,010
43	Heritage Financial Group	385

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,654	Hersha Hospitality Trust (REIT)	$12,580
156	HFF, Inc., Class A*	1,243
1,725	Highwoods Properties, Inc. (REIT)	53,958
956	Hilltop Holdings, Inc.*	9,436
184	Home Bancorp, Inc.*	2,421
529	Home Bancshares, Inc./AR	11,395
402	Home Federal Bancorp, Inc./ID	5,001
607	Home Properties, Inc. (REIT)	30,654
945	Horace Mann Educators Corp.	15,498
287	Hudson Valley Holding Corp.	4,667
645	Iberiabank Corp.	31,444
510	Independent Bank Corp./MA	10,695
319	Infinity Property & Casualty Corp.	14,786
1,792	Inland Real Estate Corp. (REIT)	13,816
307	International Assets Holding Corp.*	5,026
1,279	International Bancshares Corp.	19,952
625	Invesco Mortgage Capital, Inc. (REIT)	13,075
1,050	Investment Technology Group, Inc.*	13,954
999	Investors Bancorp, Inc.*	10,609
1,808	Investors Real Estate Trust (REIT)	14,826
2,250	iStar Financial, Inc. (REIT)*	7,852
330	JMP Group, Inc.	1,891
101	Kansas City Life Insurance Co.	3,076
246	Kayne Anderson Energy Development Co.	3,589
275	KBW, Inc.	6,042
365	Kearny Financial Corp.	3,176
31	Kennedy-Wilson Holdings, Inc.*	307
93	K-Fed Bancorp	726
1,309	Kilroy Realty Corp. (REIT)	40,723
1,307	Kite Realty Group Trust (REIT)	5,450
2,278	Knight Capital Group, Inc., Class A*	27,063
896	LaBranche & Co., Inc.*	3,485
495	Lakeland Bancorp, Inc.	3,920
388	Lakeland Financial Corp.	7,194
1,682	LaSalle Hotel Properties (REIT)	35,440
2,330	Lexington Realty Trust (REIT)	15,541
19	Life Partners Holdings, Inc.	281
512	LTC Properties, Inc. (REIT)	12,636
1,196	Maiden Holdings Ltd.	8,767
359	Main Street Capital Corp.	5,324
485	MainSource Financial Group, Inc.	2,944
206	Marlin Business Services Corp.*	2,009
1,276	MB Financial, Inc.	19,114
1,845	MCG Capital Corp.	9,742
1,306	Meadowbrook Insurance Group, Inc.	11,219
358	Medallion Financial Corp.	2,524
2,680	Medical Properties Trust, Inc. (REIT)	26,371
115	Merchants Bancshares, Inc.	2,690
219	Meridian Interstate Bancorp, Inc.*	2,324
326	Metro Bancorp, Inc.*	3,016
2,529	MF Global Holdings Ltd.*	16,691
6,752	MFA Financial, Inc. (REIT)	49,762
4,831	MGIC Investment Corp.*	34,880
304	Mid-America Apartment Communities, Inc. (REIT)	17,167
180	MidSouth Bancorp, Inc.	2,203
166	MidWestOne Financial Group, Inc.	2,176
429	Mission West Properties, Inc. (REIT)	2,849
641	Monmouth Real Estate Investment Corp., Class A (REIT)	4,583
1,713	Montpelier Re Holdings Ltd.	27,134
1,157	MPG Office Trust, Inc. (REIT)*	2,615
549	MVC Capital, Inc.	7,049
915	Nara Bancorp, Inc.*	5,463
84	NASB Financial, Inc.	1,131
167	National Bankshares, Inc.	3,891
1,028	National Financial Partners Corp.*	10,938
336	National Health Investors, Inc. (REIT)	14,085
158	National Interstate Corp.	3,035
3,037	National Penn Bancshares, Inc.	17,645
2,008	National Retail Properties, Inc. (REIT)	48,915
53	National Western Life Insurance Co., Class A	6,787
293	Navigators Group, Inc. (The)*	12,256
830	NBT Bancorp, Inc.	16,949
581	Nelnet, Inc., Class A	12,730
2,554	NewAlliance Bancshares, Inc.	31,261
1,494	Newcastle Investment Corp. (REIT)*	3,615
624	NewStar Financial, Inc.*	4,187
521	NGP Capital Resources Co.	4,215
433	Northfield Bancorp, Inc.	4,720
1,818	NorthStar Realty Finance Corp. (REIT)	5,781
2,668	Northwest Bancshares, Inc.	28,681
116	NYMAGIC, Inc.	2,961
350	OceanFirst Financial Corp.	3,965
1,789	Ocwen Financial Corp.*	16,262
2,101	Old National Bancorp/IN	19,371
1,806	Omega Healthcare Investors, Inc. (REIT)	38,739
287	OmniAmerican Bancorp, Inc.*	3,191
203	One Liberty Properties, Inc. (REIT)	2,911
242	Oppenheimer Holdings Inc., Class A	5,639
1,188	Oriental Financial Group, Inc.	15,741
928	Oritani Financial Corp.	8,732
162	Orrstown Financial Services, Inc.	3,300
443	Pacific Continental Corp.	3,637
740	PacWest Bancorp	12,624
301	Park National Corp.	18,075
520	Parkway Properties, Inc./MD (REIT)	7,602
212	Peapack Gladstone Financial Corp.	2,279
892	Pebblebrook Hotel Trust (REIT)*	15,824
857	PennantPark Investment Corp.	8,467
92	Penns Woods Bancorp, Inc.	2,775
1,333	Pennsylvania Real Estate Investment Trust (REIT)	13,943
403	PennyMac Mortgage Investment Trust (REIT)	7,040
493	Penson Worldwide, Inc.*	2,273
253	Peoples Bancorp, Inc./OH	3,059
1,336	PHH Corp.*	24,729
2,796	Phoenix Cos, Inc. (The)*	4,977
545	Pico Holdings, Inc.*	15,216
804	Pinnacle Financial Partners, Inc.*	6,882
374	Piper Jaffray Cos.*	10,330
990	Platinum Underwriters Holdings Ltd.	39,808
777	PMA Capital Corp., Class A*	5,369
3,444	PMI Group, Inc. (The)*	10,608
86	Porter Bancorp, Inc.	851
1,171	Post Properties, Inc. (REIT)	29,743
461	Potlatch Corp. (REIT)	15,444
498	Presidential Life Corp.	4,303
580	Primerica, Inc.	12,197
391	Primus Guaranty Ltd.*	1,498
1,253	PrivateBancorp, Inc.	13,106
783	ProAssurance Corp.*	41,460
1,731	Prospect Capital Corp.	15,891
1,123	Prosperity Bancshares, Inc.	31,949
1,444	Provident Financial Services, Inc.	16,563
937	Provident New York Bancorp	7,562

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
360	PS Business Parks, Inc. (REIT)	$20,257
3,205	Radian Group, Inc.	20,288
2,056	RAIT Financial Trust (REIT)*	2,776
914	Ramco-Gershenson Properties Trust (REIT)	9,542
1,877	Redwood Trust, Inc. (REIT)	25,921
603	Renasant Corp.	8,086
236	Republic Bancorp, Inc./KY, Class A	4,583
1,059	Resource Capital Corp. (REIT)	6,269
1,007	Retail Opportunity Investments Corp.	9,516
442	RLI Corp.	23,187
196	Rockville Financial, Inc.	2,278
39	Rodman & Renshaw Capital Group, Inc.*	78
195	Roma Financial Corp.	1,997
597	S&T Bancorp, Inc.	10,131
243	S. Y. Bancorp, Inc.	5,762
446	Safeguard Scientifics, Inc.*	5,129
304	Safety Insurance Group, Inc.	12,388
501	Sanders Morris Harris Group, Inc.	2,580
578	Sandy Spring Bancorp, Inc.	8,456
51	Saul Centers, Inc. (REIT)	2,108
308	SCBT Financial Corp.	8,855
530	SeaBright Holdings, Inc.	3,747
1,283	Selective Insurance Group, Inc.	19,065
229	Sierra Bancorp	2,638
414	Simmons First National Corp., Class A	10,507
139	Solar Capital Ltd.	2,730
383	Southside Bancshares, Inc.	6,953
467	Southwest Bancorp, Inc./OK	5,562
665	Sovran Self Storage, Inc. (REIT)	25,117
1,147	Starwood Property Trust, Inc. (REIT)	21,816
348	State Auto Financial Corp.	4,865
401	State Bancorp, Inc./NY	3,400
550	StellarOne Corp.	5,690
647	Sterling Bancorp/NY	5,629
2,210	Sterling Bancshares, Inc./TX	10,962
416	Stewart Information Services Corp.	4,339
77	Stifel Financial Corp.*	3,333
2,547	Strategic Hotels & Resorts, Inc. (REIT)*	9,093
96	Student Loan Corp. (The)	1,790
166	Suffolk Bancorp	3,909
458	Sun Communities, Inc. (REIT)	13,103
2,374	Sunstone Hotel Investors, Inc. (REIT)*	20,345
3,124	Susquehanna Bancshares, Inc.	24,711
1,006	SVB Financial Group*	37,393
689	SWS Group, Inc.	4,968
415	Tanger Factory Outlet Centers (REIT)	19,181
231	Taylor Capital Group, Inc.*	2,234
209	Tejon Ranch Co.*	4,439
211	Terreno Realty Corp. (REIT)*	3,657
295	Territorial Bancorp, Inc.	5,006
880	Texas Capital Bancshares, Inc.*	13,464
217	THL Credit, Inc.	2,515
849	Thomas Properties Group, Inc.	2,657
648	TICC Capital Corp.	5,936
191	Tompkins Financial Corp.	7,017
135	Tower Bancorp, Inc.	2,535
534	Tower Group, Inc.	11,460
566	TowneBank/VA	8,094
732	TradeStation Group, Inc.*	4,297
289	Triangle Capital Corp.	4,456
336	Trico Bancshares	4,660
1,756	TrustCo Bank Corp NY	9,342
1,539	Trustmark Corp.	29,349
628	Two Harbors Investment Corp. (REIT)	5,413
765	UMB Financial Corp.	24,388
238	UMH Properties, Inc. (REIT)	2,259
2,760	Umpqua Holdings Corp.	28,704
430	Union First Market Bankshares Corp.	4,988
935	United Bankshares, Inc.	21,514
2,271	United Community Banks, Inc./GA*	5,632
403	United Financial Bancorp, Inc.	5,424
550	United Fire & Casualty Co.	11,127
133	Universal Health Realty Income Trust (REIT)	4,231
415	Universal Insurance Holdings, Inc.	1,726
400	Univest Corp. of Pennsylvania	6,400
428	Urstadt Biddle Properties, Inc., Class A (REIT)	7,858
2,252	U-Store-It Trust (REIT)	18,016
218	ViewPoint Financial Group	1,962
484	Virginia Commerce Bancorp, Inc.*	2,672
10	Virtus Investment Partners, Inc.*	265
619	Walter Investment Management Corp. (REIT)	10,034
369	Washington Banking Co.	4,450
1,098	Washington Real Estate Investment Trust (REIT)	33,643
340	Washington Trust Bancorp, Inc.	6,151
172	Waterstone Financial, Inc.*	660
1,573	Webster Financial Corp.	25,310
556	WesBanco, Inc.	8,479
376	West Bancorp., Inc.*	2,218
2,259	West Coast Bancorp/OR*	5,331
394	Westamerica Bancorp.	19,968
1,579	Western Alliance Bancorp.*	9,663
713	Westfield Financial, Inc.	5,405
11	Westwood Holdings Group, Inc.	337
2,325	Whitney Holding Corp./LA	17,275
470	Wilshire Bancorp, Inc.	2,914
431	Winthrop Realty Trust (REIT)	5,905
749	Wintrust Financial Corp.	21,541
199	World Acceptance Corp.*	8,109
141	WSFS Financial Corp.	5,072
		4,222,895
	Health Care - 4.4%

622	Accelrys, Inc.*	3,769
1,531	Affymetrix, Inc.*	6,292
569	Albany Molecular Research, Inc.*	3,454
1,651	Alkermes, Inc.*	21,892
1,012	Allied Healthcare International, Inc.*	2,054
273	Alphatec Holdings, Inc.*	562
357	American Dental Partners, Inc.*	3,813
1,084	AMERIGROUP Corp.*	40,000
440	AMN Healthcare Services, Inc.*	1,958
745	Amsurg Corp.*	12,419
88	Analogic Corp.	3,650
596	Angiodynamics, Inc.*	9,101
237	Assisted Living Concepts, Inc., Class A*	6,442
252	BioScrip, Inc.*	1,225
544	BMP Sunstone Corp.*	3,536
707	Cambrex Corp.*	2,948
310	Cantel Medical Corp.	4,455
651	Capital Senior Living Corp.*	3,229
190	Caraco Pharmaceutical Laboratories Ltd.*	1,043

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
436	CardioNet, Inc.*	$1,910
1,818	Celera Corp.*	11,999
1,182	Centene Corp.*	23,900
191	Chindex International, Inc.*	2,479
703	Conmed Corp.*	13,013
173	Continucare Corp.*	562
189	Cornerstone Therapeutics, Inc.*	1,228
747	Cross Country Healthcare, Inc.*	5,535
624	CryoLife, Inc.*	3,239
304	Cutera, Inc.*	2,140
234	Cynosure, Inc., Class A*	2,186
812	Cypress Bioscience, Inc.*	2,631
88	Cytokinetics, Inc.*	197
199	DynaVox, Inc., Class A*	1,803
29	Emergent Biosolutions, Inc.*	527
18	Ensign Group, Inc. (The)	300
85	Enzo Biochem, Inc.*	301
454	Enzon Pharmaceuticals, Inc.*	4,658
63	Exactech, Inc.*	914
1,214	Exelixis, Inc.*	3,593
761	Five Star Quality Care, Inc.*	3,227
25	Furiex Pharmaceuticals, Inc.*	249
483	Gentiva Health Services, Inc.*	9,926
560	Greatbatch, Inc.*	12,292
309	Hanger Orthopedic Group, Inc.*	4,032
129	HealthSouth Corp.*	2,098
1,396	Healthspring, Inc.*	28,981
822	Healthways, Inc.*	10,275
22	Hi-Tech Pharmacal Co., Inc.*	382
215	ICU Medical, Inc.*	7,660
160	Impax Laboratories, Inc.*	2,507
102	Infinity Pharmaceuticals, Inc.*	481
775	Inovio Pharmaceuticals, Inc.*	603
660	Invacare Corp.	15,114
20	Jazz Pharmaceuticals, Inc.*	178
338	Kendle International, Inc.*	2,647
952	Kindred Healthcare, Inc.*	11,186
175	Lannett Co., Inc.*	710
3,154	Lexicon Pharmaceuticals, Inc.*	4,526
803	Magellan Health Services, Inc.*	35,179
803	Martek Biosciences Corp.*	17,521
678	Maxygen, Inc.*	3,743
495	Medcath Corp.*	3,955
345	Medical Action Industries, Inc.*	2,819
576	Medicines Co. (The)*	6,624
1,453	Medicis Pharmaceutical Corp., Class A	39,957
64	Merit Medical Systems, Inc.*	1,010
156	Molina Healthcare, Inc.*	3,956
216	National Healthcare Corp.	7,497
44	NxStage Medical, Inc.*	694
54	Nymox Pharmaceutical Corp.*	199
321	Owens & Minor, Inc.	8,558
188	Palomar Medical Technologies, Inc.*	1,662
845	Par Pharmaceutical Cos., Inc.*	22,283
41	PDI, Inc.*	298
455	PharMerica Corp.*	3,531
194	Progenics Pharmaceuticals, Inc.*	784
123	Prospect Medical Holdings, Inc.*	1,058
369	Psychiatric Solutions, Inc.*	12,306
491	RehabCare Group, Inc.*	8,131
608	Res-Care, Inc.*	7,539
37	Rochester Medical Corp.*	325
1,243	RTI Biologics, Inc.*	2,635
1,211	Select Medical Holdings Corp.*	8,659
478	Skilled Healthcare Group, Inc., Class A*	1,606
1,009	Solta Medical, Inc.*	1,534
73	STERIS Corp.	2,100
252	Sucampo Pharmaceuticals, Inc., Class A*	844
1,801	Sun Healthcare Group, Inc.*	14,588
1,263	SuperGen, Inc.*	2,526
177	SurModics, Inc.*	2,129
866	Symmetry Medical, Inc.*	7,785
652	Syneron Medical Ltd.*	5,229
773	TomoTherapy, Inc.*	2,381
32	Transcept Pharmaceuticals, Inc.*	226
489	Triple-S Management Corp., Class B*	7,785
14	U.S. Physical Therapy, Inc.*	224
771	Universal American Corp.	10,648
1,875	Viropharma, Inc.*	23,513
96	Vital Images, Inc.*	1,212
1,022	WellCare Health Plans, Inc.*	25,356
346	Wright Medical Group, Inc.*	4,591
88	Young Innovations, Inc.	2,308
		649,539
	Industrials - 10.0%

40	A. O. Smith Corp.	2,054
940	AAR Corp.*	14,438
912	ABM Industries, Inc.	17,884
1,321	ACCO Brands Corp.*	7,675
612	Aceto Corp.	3,452
494	Advanced Battery Technologies, Inc.*	1,719
1,305	Air Transport Services Group, Inc.*	6,016
1,223	Aircastle Ltd.	9,552
3,260	AirTran Holdings, Inc.*	14,703
145	Alamo Group, Inc.	2,827
814	Alaska Air Group, Inc.*	36,003
535	Albany International Corp., Class A	9,496
206	Amerco, Inc.*	16,647
218	American Commercial Lines, Inc.*	6,119
227	American Railcar Industries, Inc.*	2,622
761	American Reprographics Co.*	5,023
202	American Woodmark Corp.	3,087
222	Ameron International Corp.	12,512
186	Ampco-Pittsburgh Corp.	3,995
677	Apogee Enterprises, Inc.	6,120
170	Applied Signal Technology, Inc.	3,339
154	Argan, Inc.*	1,237
610	Arkansas Best Corp.	12,578
478	Astec Industries, Inc.*	12,285
15	Astronics Corp.*	222
297	ATC Technology Corp.*	7,167
622	Atlas Air Worldwide Holdings, Inc.*	26,957
18	AZZ, Inc.	719
67	Baldor Electric Co.	2,350
394	Baltic Trading Ltd.	4,405
150	Barnes Group, Inc.	2,281
58	Barrett Business Services, Inc.	767
244	Bowne & Co., Inc.	2,701
1,177	Brady Corp., Class A	30,320
456	Briggs & Stratton Corp.	8,276
181	Brink’s Co. (The)	3,415
1,664	Broadwind Energy, Inc.*	2,779
919	Builders FirstSource, Inc.*	1,847
151	CAI International, Inc.*	2,064
219	Cascade Corp.	6,837
482	CBIZ, Inc.*	2,858
261	CDI Corp.	2,894
203	Celadon Group, Inc.*	2,377

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
613	Ceradyne, Inc.*	$13,388
691	Chart Industries, Inc.*	11,001
388	CIRCOR International, Inc.	10,806
78	CLARCOR, Inc.	2,624
11	Coleman Cable, Inc.*	59
461	Columbus McKinnon Corp.*	5,901
916	Comfort Systems USA, Inc.	9,554
590	Commercial Vehicle Group, Inc.*	5,357
6	Compx International, Inc.	71
246	Courier Corp.	3,223
220	CRA International, Inc.*	3,498
217	Cubic Corp.	8,287
1,105	Curtiss-Wright Corp.	29,382
77	Deluxe Corp.	1,288
413	Dolan Co. (The)*	3,787
259	Douglas Dynamics, Inc.*	2,942
252	Ducommun, Inc.	4,838
932	Dycom Industries, Inc.*	7,493
127	Dynamex, Inc.*	1,557
184	Dynamic Materials Corp.	2,517
1,497	Eagle Bulk Shipping, Inc.*	7,021
1,598	EMCOR Group, Inc.*	36,339
446	Encore Wire Corp.	8,157
110	Energy Recovery, Inc.*	349
2,133	EnergySolutions, Inc.	9,769
831	EnerSys*	18,340
495	Ennis, Inc.	7,618
288	EnPro Industries, Inc.*	7,865
637	ESCO Technologies, Inc.	19,843
719	Esterline Technologies Corp.*	33,074
959	Excel Maritime Carriers Ltd.*	4,814
19	Exponent, Inc.*	586
1,500	Federal Signal Corp.	7,905
160	Flow International Corp.*	347
1,694	Force Protection, Inc.*	6,564
45	Franklin Electric Co., Inc.	1,425
288	FreightCar America, Inc.	6,708
431	Fuel Tech, Inc.*	2,366
97	Furmanite Corp.*	419
447	G&K Services, Inc., Class A	8,980
683	Genco Shipping & Trading Ltd.*	10,272
1,320	GenCorp, Inc.*	5,782
298	Generac Holdings, Inc.*	3,612
659	Geo Group, Inc. (The)*	14,564
729	Gibraltar Industries, Inc.*	5,540
72	Global Defense Technology & Systems, Inc.*	752
253	GP Strategies Corp.*	1,882
841	Granite Construction, Inc.	18,510
916	Great Lakes Dredge & Dock Corp.	4,621
456	Greenbrier Cos., Inc.*	5,322
1,079	Griffon Corp.*	11,535
667	H&E Equipment Services, Inc.*	4,542
951	Hawaiian Holdings, Inc.*	4,660
386	Heidrick & Struggles International, Inc.	6,705
327	Herley Industries, Inc.*	4,987
416	Hexcel Corp.*	7,097
475	Hill International, Inc.*	1,819
375	Hoku Corp.*	949
734	Horizon Lines, Inc., Class A	2,929
364	Huron Consulting Group, Inc.*	6,716
271	ICF International, Inc.*	5,715
132	Insituform Technologies, Inc., Class A*	2,688
401	Insteel Industries, Inc.	3,172
724	Interline Brands, Inc.*	11,700
136	International Shipholding Corp.	3,200
5,880	JetBlue Airways Corp.*	33,575
220	Kadant, Inc.*	3,749
291	Kaman Corp.	6,219
569	Kelly Services, Inc., Class A*	5,940
755	Kimball International, Inc., Class B	3,903
1,046	Korn/Ferry International*	13,619
383	Kratos Defense & Security Solutions, Inc.*	3,792
245	L.B. Foster Co., Class A*	6,277
50	LaBarge, Inc.*	523
378	Ladish Co., Inc.*	9,408
98	Lawson Products, Inc.	1,329
471	Layne Christensen Co.*	11,714
540	LECG Corp.*	702
213	LMI Aerospace, Inc.*	3,223
456	LSI Industries, Inc.	2,348
411	Lydall, Inc.*	2,832
242	M&F Worldwide Corp.*	5,614
314	Marten Transport Ltd.	6,189
1,277	MasTec, Inc.*	12,361
340	McGrath RentCorp	6,831
904	Metalico, Inc.*	2,830
329	Met-Pro Corp.	3,106
167	Michael Baker Corp.*	5,506
244	Miller Industries, Inc.	3,011
169	Mine Safety Appliances Co.	3,853
877	Mobile Mini, Inc.*	12,480
1,093	Moog, Inc., Class A*	34,102
786	Mueller Industries, Inc.	18,534
246	Mueller Water Products, Inc., Class A	583
256	Multi-Color Corp.	3,661
410	MYR Group, Inc.*	5,711
11	NACCO Industries, Inc., Class A	853
938	Navigant Consulting, Inc.*	9,286
223	Northwest Pipe Co.*	3,334
99	Old Dominion Freight Line, Inc.*	2,296
785	On Assignment, Inc.*	3,415
819	Orbital Sciences Corp.*	10,639
817	Otter Tail Corp.	15,139
111	P.A.M. Transportation Services, Inc.*	1,244
33	Patriot Transportation Holding, Inc.*	2,465
319	PGT, Inc.*	638
395	Pike Electric Corp.*	3,199
448	Pinnacle Airlines Corp.*	2,128
213	Powell Industries, Inc.*	6,062
48	Preformed Line Products Co.	1,575
432	Primoris Services Corp.	2,562
160	Quality Distribution, Inc.*	747
723	Quanex Building Products Corp.	11,423
557	RailAmerica, Inc.*	5,559
826	Republic Airways Holdings, Inc.*	5,807
101	Roadrunner Transportation Systems, Inc.*	1,185
648	Robbins & Myers, Inc.	15,332
1,186	RSC Holdings, Inc.*	7,092
768	Rush Enterprises, Inc., Class A*	9,750
382	Saia, Inc.*	4,466
37	Schawk, Inc.	562
293	School Specialty, Inc.*	3,818
8	Seaboard Corp.	12,880
1,084	SFN Group, Inc.*	5,897
59	Simpson Manufacturing Co., Inc.	1,300
1,348	Skywest, Inc.	17,174
245	Standex International Corp.	5,765

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,632	Steelcase, Inc., Class A	$10,135
388	Sterling Construction Co., Inc.*	4,245
881	SYKES Enterprises, Inc.*	10,537
311	TAL International Group, Inc.	6,631
424	Team, Inc.*	6,203
445	Tecumseh Products Co., Class A*	5,211
634	Teledyne Technologies, Inc.*	22,938
194	Thermadyne Holdings Corp.*	2,140
718	Titan International, Inc.	7,281
215	Titan Machinery, Inc.*	3,212
547	Tredegar Corp.	8,982
402	Triumph Group, Inc.	26,685
390	TrueBlue, Inc.*	4,208
643	Tutor Perini Corp.*	12,706
175	Twin Disc, Inc.	2,077
533	Ultrapetrol (Bahamas) Ltd.*	2,692
340	Unifirst Corp.	13,348
42	United Capital Corp.*	899
1,457	United Rentals, Inc.*	16,391
216	United Stationers, Inc.*	9,696
467	Universal Forest Products, Inc.	12,100
141	Universal Truckload Services, Inc.*	1,895
3,887	US Airways Group, Inc.*	35,138
30	US Ecology, Inc.	406
189	USA Truck, Inc.*	2,502
430	Viad Corp.	6,815
26	Volt Information Sciences, Inc.*	164
49	VSE Corp.	1,376
1,422	Wabash National Corp.*	8,717
639	Watts Water Technologies, Inc., Class A	19,196
887	Werner Enterprises, Inc.	17,687
33	Xerium Technologies, Inc.*	332
		1,477,614
	Information Technology - 6.7%

224	Actel Corp.*	3,203
339	ADC Telecommunications, Inc.*	4,295
824	Advanced Analogic Technologies, Inc.*	2,670
325	Advanced Energy Industries, Inc.*	4,586
405	Agilysys, Inc.*	1,758
111	Alpha & Omega Semiconductor Ltd.*	1,232
416	Anadigics, Inc.*	1,670
315	Anaren, Inc.*	4,290
338	Anixter International, Inc.*	15,507
2,469	Arris Group, Inc.*	20,172
715	ATMI, Inc.*	9,134
1,438	Aviat Networks, Inc.*	5,666
700	Avid Technology, Inc.*	7,756
2,292	Axcelis Technologies, Inc.*	3,117
439	AXT, Inc.*	2,379
238	Bel Fuse, Inc., Class B	4,410
1,386	Benchmark Electronics, Inc.*	19,446
645	BigBand Networks, Inc.*	1,742
423	Black Box Corp.	11,929
647	Brooks Automation, Inc.*	4,387
441	Cabot Microelectronics Corp.*	13,199
676	CACI International, Inc., Class A*	27,588
23	Calix, Inc.*	280
715	CDC Corp., Class A*	2,523
33	Ceva, Inc.*	399
576	Checkpoint Systems, Inc.*	10,564
1,502	Ciber, Inc.*	4,115
945	Cogent, Inc.*	10,395
199	Cognex Corp.	3,881
189	Coherent, Inc.*	7,021
459	Cohu, Inc.	5,269
116	Computer Task Group, Inc.*	728
436	Comtech Telecommunications Corp.*	8,881
165	CPI International, Inc.*	2,328
488	Cray, Inc.*	2,630
437	CSG Systems International, Inc.*	7,997
581	CTS Corp.	4,671
549	Cymer, Inc.*	16,157
657	Daktronics, Inc.	6,051
155	DealerTrack Holdings, Inc.*	2,285
30	Deltek, Inc.*	214
503	Digi International, Inc.*	3,813
836	Digital River, Inc.*	22,045
453	DivX, Inc.*	3,486
558	DSP Group, Inc.*	3,755
2,601	Earthlink, Inc.	22,265
398	Electro Rent Corp.	4,708
605	Electro Scientific Industries, Inc.*	6,564
1,091	Electronics for Imaging, Inc.*	11,614
350	EMS Technologies, Inc.*	5,082
1,955	Emulex Corp.*	18,651
865	Energy Conversion Devices, Inc.*	3,901
2,162	Entegris, Inc.*	8,324
454	Epicor Software Corp.*	3,083
734	EPIQ Systems, Inc.	9,138
87	ePlus, Inc.*	1,571
1,182	Euronet Worldwide, Inc.*	16,643
4,638	Evergreen Solar, Inc.*	3,107
773	Exar Corp.*	4,205
1,572	Extreme Networks*	4,307
1,005	Fair Isaac Corp.	22,502
391	FalconStor Software, Inc.*	1,228
667	FEI Co.*	11,112
1,205	Formfactor, Inc.*	8,459
606	Gerber Scientific, Inc.*	3,351
137	Global Cash Access Holdings, Inc.*	496
487	Globecomm Systems, Inc.*	3,316
134	GSI Technology, Inc.*	777
257	Hackett Group, Inc. (The)*	1,018
1,852	Harmonic, Inc.*	10,760
81	Hughes Communications, Inc.*	1,882
563	Hutchinson Technology, Inc.*	1,616
254	ICx Technologies, Inc.*	1,943
632	Ikanos Communications, Inc.*	544
718	Imation Corp.*	6,146
161	Infinera Corp.*	1,359
753	Infospace, Inc.*	5,279
852	Insight Enterprises, Inc.*	11,195
396	Integral Systems, Inc.*	2,677
1,503	Integrated Device Technology, Inc.*	7,695
65	Integrated Silicon Solution, Inc.*	431
477	Intermec, Inc.*	5,013
1,249	Internap Network Services Corp.*	5,140
532	Internet Brands, Inc., Class A*	5,506
815	Internet Capital Group, Inc.*	6,858
330	Intevac, Inc.*	3,109
213	IXYS Corp.*	2,015
334	j2 Global Communications, Inc.*	7,204
821	JDA Software Group, Inc.*	18,858
267	Keynote Systems, Inc.	2,686
336	Knot, Inc. (The)*	2,372
1,002	Kopin Corp.*	2,821
1,851	L-1 Identity Solutions, Inc.*	16,640
197	Limelight Networks, Inc.*	780
76	Littelfuse, Inc.*	2,830

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
46	Mantech International Corp., Class A*	$1,628
465	Marchex, Inc., Class B	1,865
350	Measurement Specialties, Inc.*	5,187
1,460	Mentor Graphics Corp.*	13,271
505	Mercury Computer Systems, Inc.*	5,590
378	Methode Electronics, Inc.	3,376
1,240	Microsemi Corp.*	17,360
1,125	Microtune, Inc.*	2,565
704	MKS Instruments, Inc.*	12,151
1,006	ModusLink Global Solutions, Inc.*	5,845
213	MoneyGram International, Inc.*	430
32	Multi-Fineline Electronix, Inc.*	667
613	Newport Corp.*	5,805
677	Novatel Wireless, Inc.*	3,933
296	Omnivision Technologies, Inc.*	6,068
429	Online Resources Corp.*	1,695
310	Oplink Communications, Inc.*	4,873
1,044	Opnext, Inc.*	1,441
100	OSI Systems, Inc.*	2,958
189	Park Electrochemical Corp.	4,517
230	PC Connection, Inc.*	1,497
460	PC-Tel, Inc.*	2,640
179	Perficient, Inc.*	1,554
540	Pericom Semiconductor Corp.*	4,563
1,287	Photronics, Inc.*	5,534
3,199	Powerwave Technologies, Inc.*	5,438
460	Quantum Corp.*	662
134	Quest Software, Inc.*	2,872
157	Radisys Corp.*	1,422
2,018	RealNetworks, Inc.*	5,449
250	Richardson Electronics Ltd.	2,200
229	Rimage Corp.*	3,504
370	Rofin-Sinar Technologies, Inc.*	7,548
254	Rogers Corp.*	6,807
46	Rudolph Technologies, Inc.*	364
1,248	S1 Corp.*	6,078
647	Scansource, Inc.*	16,149
353	Seachange International, Inc.*	2,732
637	Sigma Designs, Inc.*	6,052
690	Silicon Graphics International Corp.*	4,095
438	Silicon Image, Inc.*	1,586
513	SMART Modular Technologies (WWH), Inc.*	2,406
89	Smith Micro Software, Inc.*	681
883	Sonus Networks, Inc.*	2,614
191	Spectrum Control, Inc.*	2,256
951	SRA International, Inc., Class A*	18,307
373	Standard Microsystems Corp.*	6,759
28	Stream Global Services, Inc.*	106
465	Sycamore Networks, Inc.	10,193
1,057	Symmetricom, Inc.*	5,370
541	SYNNEX Corp.*	12,475
1,541	Take-Two Interactive Software, Inc.*	12,821
115	TechTarget, Inc.*	511
1,429	Tekelec*	15,662
645	TeleCommunication Systems, Inc., Class A*	1,987
39	TeleTech Holdings, Inc.*	495
50	Tessco Technologies, Inc.	526
511	Tessera Technologies, Inc.*	7,767
1,023	THQ, Inc.*	3,632
174	Tier Technologies, Inc.*	844
1,564	Trident Microsystems, Inc.*	2,377
1,479	TTM Technologies, Inc.*	12,217
111	Ultratech, Inc.*	1,844
611	Unisys Corp.*	13,662
1,648	United Online, Inc.	8,125
2,818	UTStarcom, Inc.*	5,326
433	ValueClick, Inc.*	4,720
125	VASCO Data Security International, Inc.*	746
509	Viasat, Inc.*	17,790
28	Viasystems Group, Inc.*	400
149	Virtusa Corp.*	1,314
805	X-Rite, Inc.*	2,648
1,113	Zoran Corp.*	8,993
356	Zygo Corp.*	2,862
		986,812
	Materials - 4.2%

719	A. Schulman, Inc.	13,064
402	A.M. Castle & Co.*	5,604
60	AEP Industries, Inc.*	1,419
490	American Vanguard Corp.	3,239
215	Arch Chemicals, Inc.	6,605
1,689	Boise, Inc.*	11,620
451	Brush Engineered Materials, Inc.*	10,847
946	Buckeye Technologies, Inc.	11,238
1,536	Century Aluminum Co.*	15,360
72	Clearwater Paper Corp.*	4,893
1,984	Coeur d’Alene Mines Corp.*	34,045
1,167	Ferro Corp.*	12,487
813	Georgia Gulf Corp.*	10,569
382	Graham Packaging Co., Inc.*	4,271
2,705	Graphic Packaging Holding Co.*	8,250
1,097	H.B. Fuller Co.	20,832
35	Hawkins, Inc.	1,066
255	Haynes International, Inc.	7,466
1,455	Headwaters, Inc.*	4,467
6,172	Hecla Mining Co.*	35,304
991	Horsehead Holding Corp.*	7,849
385	Innophos Holdings, Inc.	11,230
366	Kaiser Aluminum Corp.	13,513
921	KapStone Paper and Packaging Corp.*	10,490
21	KMG Chemicals, Inc.	279
41	Kraton Performance Polymers, Inc.*	1,108
532	Landec Corp.*	2,926
3,056	Louisiana-Pacific Corp.*	20,353
131	Metals USA Holdings Corp.*	1,535
417	Minerals Technologies, Inc.	22,351
851	Myers Industries, Inc.	5,421
180	Neenah Paper, Inc.	2,650
113	NL Industries, Inc.	861
794	Olin Corp.	14,221
220	Olympic Steel, Inc.	4,849
744	OM Group, Inc.*	19,046
1,103	P. H. Glatfelter Co.	11,284
673	PolyOne Corp.*	6,562
73	Quaker Chemical Corp.	2,162
618	Rock-Tenn Co., Class A	29,775
323	Rockwood Holdings, Inc.*	8,350
629	RTI International Metals, Inc.*	17,360
1,193	Sensient Technologies Corp.	33,082
659	Silgan Holdings, Inc.	19,698
399	Spartech Corp.*	3,563
501	Texas Industries, Inc.	15,150
3,012	Thompson Creek Metals Co., Inc.*	25,843
190	TPC Group, Inc.*	3,302
644	U.S. Energy Corp.*	2,615
163	Universal Stainless & Alloy*	3,353
1,023	Wausau Paper Corp.*	6,476
474	Westlake Chemical Corp.	12,286

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
581	Worthington Industries, Inc.	$8,262
1,475	WR Grace & Co.*	37,317
669	Zoltek Cos., Inc.*	5,693
		613,461
	Telecommunication Services - 0.4%

13	Atlantic Tele-Network, Inc.	554
3,476	Cincinnati Bell, Inc.*	8,169
136	Consolidated Communications Holdings, Inc.	2,358
1,204	FiberTower Corp.*	4,322
1,146	General Communication, Inc., Class A*	10,325
286	Global Crossing Ltd.*	3,518
1,681	Globalstar, Inc.*	2,522
877	ICO Global Communications Holdings Ltd.*	1,175
341	IDT Corp., Class B*	4,945
821	Iridium Communications, Inc.*	7,118
962	PAETEC Holding Corp.*	3,944
1,447	Premiere Global Services, Inc.*	7,177
31	Shenandoah Telecommunications Co.	524
227	USA Mobility, Inc.	3,260
1,486	Vonage Holdings Corp.*	3,210
		63,121
	Utilities - 5.1%

749	Allete, Inc.	26,642
112	American DG Energy, Inc.*	289
448	American States Water Co.	14,932
152	Artesian Resources Corp., Class A	2,722
1,323	Avista Corp.	27,611
944	Black Hills Corp.	28,726
475	California Water Service Group	16,535
289	Central Vermont Public Service Corp.	5,731
381	CH Energy Group, Inc.	16,055
228	Chesapeake Utilities Corp.	7,852
1,463	Cleco Corp.	41,447
205	Connecticut Water Service, Inc.	4,637
351	Consolidated Water Co., Ltd.	3,233
2,471	Dynegy, Inc.*	12,182
1,055	El Paso Electric Co.*	24,212
967	Empire District Electric Co. (The)	18,973
1,159	IDACORP, Inc.	40,635
537	Laclede Group, Inc. (The)	17,882
557	MGE Energy, Inc.	20,787
369	Middlesex Water Co.	6,055
995	New Jersey Resources Corp.	37,024
1,091	Nicor, Inc.	46,138
640	Northwest Natural Gas Co.	29,082
872	NorthWestern Corp.	24,521
1,729	Piedmont Natural Gas Co., Inc.	47,167
2,089	PNM Resources, Inc.	23,898
1,814	Portland General Electric Co.	36,244
312	SJW Corp.	7,210
593	South Jersey Industries, Inc.	27,865
1,093	Southwest Gas Corp.	34,375
388	Southwest Water Co.	4,260
723	UIL Holdings Corp.	19,152
869	Unisource Energy Corp.	28,269
262	Unitil Corp.	5,575
1,221	WGL Holdings, Inc.	43,065
304	York Water Co.	4,666
		755,649
	Total Common Stocks (Cost $12,463,492)	10,897,627

Principal Amount
	U.S. Government & Agency Securities (a) - 2.4%
	Federal Home Loan Bank
$66,859	0.11%, due 09/01/10	66,859
50,303	0.10%, due 09/02/10	50,303
209,766	0.11%, due 09/02/10	209,766
31,530	0.15%, due 09/03/10	31,530
629	0.16%, due 09/03/10	629
	Total U.S. Government & Agency Securities (Cost $359,087)	359,087

	Repurchase Agreements (a) - 31.8%
372,965	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $372,967(b)	372,965
629,308	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $629,332(c)	629,308
305,769	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $305,771(d)	305,769
104,885	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $104,886(e)	104,885
419,539	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $419,556(f)	419,539
196,075	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $196,076(g)	196,075
1,113,522	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,113,530(h)	1,113,522
1,369,585	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,369,594(i)	1,369,585
198,321	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $198,322(j)	198,321
	Total Repurchase Agreements (Cost $4,709,969)	4,709,969
	Total Investment Securities (Cost $17,532,548) — 107.9%	15,966,683
	Liabilities in excess of other assets — (7.9%)	(1,171,146)
	Net Assets — 100.0%	$14,795,537

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $6,282,987.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $380,424. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $641,897. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $311,885. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $106,983. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $427,930. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $199,998. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,135,793. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $1,396,980. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $202,288. The investment in the repurchase agreement was through participation in a pooled account.

REIT      Real Estate Investment Trust

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$926,683
Aggregate gross unrealized depreciation	(3,208,859)
Net unrealized depreciation	$(2,282,176)
Federal income tax cost of investments	$18,248,859

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$52,216	$(4,265)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	4,950,353	(181,414)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	7,826,462	98,122

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	5,865,826	(1,044,571)

		$(1,132,128)

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Growth

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 81.2%
	Consumer Discretionary - 14.0%

42	1-800-Flowers.com, Inc., Class A*	$67
1,137	99 Cents Only Stores*	19,897
603	AFC Enterprises, Inc.*	6,482
551	Ambassadors Group, Inc.	6,047
123	American Apparel, Inc.*	96
1,734	American Axle & Manufacturing Holdings, Inc.*	14,514
71	American Greetings Corp., Class A	1,370
531	American Public Education, Inc.*	13,195
146	America’s Car-Mart, Inc.*	3,650
624	Amerigon, Inc.*	6,452
764	Ameristar Casinos, Inc.	12,537
1,699	AnnTaylor Stores Corp.*	26,046
769	Arbitron, Inc.	19,563
839	Asbury Automotive Group, Inc.*	10,009
410	Ballantyne Strong, Inc.*	3,218
94	Beasley Broadcasting Group, Inc., Class A*	335
180	bebe stores, inc.	1,024
2,636	Belo Corp., Class A*	13,786
592	Big 5 Sporting Goods Corp.	7,024
4	Biglari Holdings, Inc.*	1,162
650	BJ’s Restaurants, Inc.*	15,561
365	Blue Nile, Inc.*	14,987
47	Blyth, Inc.	1,792
119	Bon-Ton Stores, Inc. (The)*	756
563	Bridgepoint Education, Inc.*	7,274
857	Brown Shoe Co., Inc.	9,016
2,559	Brunswick Corp.	32,525
716	Buckle, Inc. (The)	17,148
525	Buffalo Wild Wings, Inc.*	21,955
558	California Pizza Kitchen, Inc.*	8,571
411	Cambium Learning Group, Inc.*	1,167
485	Capella Education Co.*	30,351
210	Caribou Coffee Co., Inc.*	1,968
162	Carmike Cinemas, Inc.*	980
359	Carrols Restaurant Group, Inc.*	1,572
1,717	Carter’s, Inc.*	38,358
1,070	Casual Male Retail Group, Inc.*	3,435
805	Cato Corp. (The), Class A	18,475
37	Cavco Industries, Inc.*	1,240
635	CEC Entertainment, Inc.*	19,920
1,746	Cheesecake Factory, Inc. (The)*	39,093
223	Cherokee, Inc.	3,882
723	Children’s Place Retail Stores, Inc. (The)*	31,566
580	Christopher & Banks Corp.	3,735
52	Churchill Downs, Inc.	1,787
429	Citi Trends, Inc.*	9,695
275	CKX, Inc.*	1,290
917	Coinstar, Inc.*	39,889
1,746	Coldwater Creek, Inc.*	7,525
1,281	Collective Brands, Inc.*	16,563
25	Conn’s, Inc.*	109
1,770	Cooper Tire & Rubber Co.	28,656
41	Core-Mark Holding Co., Inc.*	1,061
2,547	Corinthian Colleges, Inc.*	12,429
151	CPI Corp.	3,293
640	Cracker Barrel Old Country Store, Inc.	28,550
2,479	CROCS, Inc.*	30,987
141	Crown Media Holdings, Inc., Class A*	302
256	Culp, Inc.*	2,373
123	Cumulus Media, Inc., Class A*	260
3,742	Dana Holding Corp.*	38,393
1,118	Deckers Outdoor Corp.*	48,599
17	Delta Apparel, Inc.*	221
2,868	Denny’s Corp.*	6,840
144	Destination Maternity Corp.*	3,830
91	Dex One Corp.*	775
518	DineEquity, Inc.*	16,535
397	Domino’s Pizza, Inc.*	5,090
327	Dorman Products, Inc.*	7,668
1,613	Dress Barn, Inc. (The)*	33,631
205	Drew Industries, Inc.*	3,922
2,682	Drugstore.com, Inc.*	4,211
409	DSW, Inc., Class A*	9,714
7,765	Eastman Kodak Co.*	27,100
161	Einstein Noah Restaurant Group, Inc.*	1,581
733	Empire Resorts, Inc.*	594
566	Entercom Communications Corp., Class A*	3,113
1,404	Entravision Communications Corp., Class A*	2,190
244	Ethan Allen Interiors, Inc.	3,292
533	Exide Technologies*	2,233
462	Express, Inc.*	6,288
438	Finish Line (The), Class A	5,782
391	Fuel Systems Solutions, Inc.*	12,680
445	G-III Apparel Group Ltd.*	10,733
70	Genesco, Inc.*	1,767
626	Global Sources Ltd.*	4,376
895	Grand Canyon Education, Inc.*	15,296
156	Group 1 Automotive, Inc.*	3,937
856	Gymboree Corp.*	32,211
1,120	Harte-Hanks, Inc.	11,458
65	Haverty Furniture Cos., Inc.	625
143	Hawk Corp., Class A*	5,240
380	hhgregg, Inc.*	7,182
833	Hibbett Sports, Inc.*	19,309
540	HOT Topic, Inc.	2,803
1,122	HSN, Inc.*	29,497
1,151	Interval Leisure Group, Inc.*	14,399
608	iRobot Corp.*	10,075
33	Isle of Capri Casinos, Inc.*	234
1,475	Jack in the Box, Inc.*	29,765
1,718	Jamba, Inc.*	3,058
791	Jo-Ann Stores, Inc.*	32,162
1,227	Joe’s Jeans, Inc.*	2,233
798	JoS. A. Bank Clothiers, Inc.*	29,133
161	Journal Communications, Inc., Class A*	638
726	K12, Inc.*	16,800
70	Kenneth Cole Productions, Inc., Class A*	846
71	Kid Brands, Inc.*	580
483	Kirkland’s, Inc.*	5,511
807	Knology, Inc.*	9,466
1,688	Krispy Kreme Doughnuts, Inc.*	6,684
385	K-Swiss, Inc., Class A*	4,377
136	Lacrosse Footwear, Inc.	1,695
162	La-Z-Boy, Inc.*	1,085
815	Leapfrog Enterprises, Inc.*	3,830
178	Learning Tree International, Inc.	1,574
1,297	Lee Enterprises, Inc.*	2,879
1,070	Life Time Fitness, Inc.*	36,348
67	LIN TV Corp., Class A*	267
475	Lincoln Educational Services Corp.*	5,187
1,402	Lions Gate Entertainment Corp.*	10,010
65	Lithia Motors, Inc., Class A	497

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,731	Liz Claiborne, Inc.*	$11,470
224	LodgeNet Interactive Corp.*	571
642	Lumber Liquidators Holdings, Inc.*	12,859
662	Maidenform Brands, Inc.*	17,656
287	Marine Products Corp.*	1,487
767	Martha Stewart Living Omnimedia, Class A*	3,329
873	Matthews International Corp., Class A	27,491
1,723	McClatchy Co. (The), Class A*	4,618
173	McCormick & Schmick’s Seafood Restaurants, Inc.*	1,073
133	Media General, Inc., Class A*	1,023
412	Midas, Inc.*	2,859
69	Monarch Casino & Resort, Inc.*	657
574	Monro Muffler Brake, Inc.	24,039
220	Morgans Hotel Group Co.*	1,373
94	Multimedia Games, Inc.*	328
225	National American University Holdings, Inc.	1,100
1,247	National CineMedia, Inc.	19,815
139	National Presto Industries, Inc.	13,903
48	New York & Co., Inc.*	89
60	Nexstar Broadcasting Group, Inc., Class A*	225
777	NutriSystem, Inc.	13,644
887	OfficeMax, Inc.*	8,639
570	Orbitz Worldwide, Inc.*	2,873
425	Overstock.com, Inc.*	5,971
399	Oxford Industries, Inc.	7,868
669	P.F. Chang’s China Bistro, Inc.	28,640
473	Papa John’s International, Inc.*	11,262
339	Peet’s Coffee & Tea, Inc.*	11,621
483	Penske Automotive Group, Inc.*	5,801
19	Perry Ellis International, Inc.*	349
664	PetMed Express, Inc.	10,259
3,021	Pier 1 Imports, Inc.*	18,428
105	Pinnacle Entertainment, Inc.*	1,029
436	Playboy Enterprises, Inc., Class B*	2,219
900	Polaris Industries, Inc.	47,997
1,432	Pool Corp.	26,420
217	Pre-Paid Legal Services, Inc.*	11,859
145	PRIMEDIA, Inc.	457
539	Princeton Review, Inc.*	1,008
244	R.G. Barry Corp.	2,638
52	RC2 Corp.*	957
139	ReachLocal, Inc.*	1,808
270	Rentrak Corp.*	5,951
667	Retail Ventures, Inc.*	5,629
424	Rue21, Inc.*	8,942
866	Ruth’s Hospitality Group, Inc.*	2,832
2,468	Sally Beauty Holdings, Inc.*	21,299
955	Scientific Games Corp., Class A*	9,751
530	Sealy Corp.*	1,256
1,342	Select Comfort Corp.*	7,247
74	Shiloh Industries, Inc.*	625
48	Shoe Carnival, Inc.*	793
1,549	Shuffle Master, Inc.*	12,315
776	Shutterfly, Inc.*	17,250
95	Sinclair Broadcast Group, Inc., Class A*	568
1,000	Skechers U.S.A., Inc., Class A*	25,470
1,627	Smith & Wesson Holding Corp.*	6,101
183	Sonic Automotive, Inc., Class A*	1,612
1,768	Sonic Corp.*	13,561
1,937	Sotheby’s	51,544
131	Standard Motor Products, Inc.	1,127
318	Stein Mart, Inc.*	2,298
429	Steiner Leisure Ltd.*	15,277
709	Steven Madden Ltd.*	24,411
442	Stoneridge, Inc.*	3,814
552	Sturm Ruger & Co., Inc.	7,104
311	Summer Infant, Inc.*	2,392
165	Superior Industries International, Inc.	2,406
370	SuperMedia, Inc.*	3,345
259	Systemax, Inc.	3,048
1,771	Talbots, Inc.*	17,675
1,726	Tenneco, Inc.*	42,667
1,659	Texas Roadhouse, Inc.*	21,998
843	Timberland Co. (The), Class A*	13,547
734	True Religion Apparel, Inc.*	12,904
379	U.S. Auto Parts Network, Inc.*	3,115
907	Ulta Salon Cosmetics & Fragrance, Inc.*	20,544
1,017	Under Armour, Inc., Class A*	36,480
148	Universal Electronics, Inc.*	2,831
608	Universal Technical Institute, Inc.	9,394
1,440	Valassis Communications, Inc.*	42,206
39	Value Line, Inc.	516
415	Vitacost.com, Inc.*	2,324
461	Vitamin Shoppe, Inc.*	11,253
558	Volcom, Inc.*	8,699
1,283	Warnaco Group, Inc. (The)*	53,732
399	Warner Music Group Corp.*	1,668
152	Westwood One, Inc.*	1,192
2,145	Wet Seal, Inc. (The), Class A*	6,478
98	Weyco Group, Inc.	2,296
69	Winmark Corp.	2,155
841	Winnebago Industries, Inc.*	7,216
1,433	Wolverine World Wide, Inc.	36,212
608	World Wrestling Entertainment, Inc., Class A	8,524
594	Zumiez, Inc.*	8,833
		2,294,758
	Consumer Staples - 2.6%

36	Alico, Inc.	742
35	Arden Group, Inc., Class A	3,062
762	B&G Foods, Inc.	8,138
250	Boston Beer Co., Inc., Class A*	16,427
52	Bridgford Foods Corp.	612
317	Calavo Growers, Inc.	6,223
368	Cal-Maine Foods, Inc.	10,922
564	Casey’s General Stores, Inc.	21,218
189	Cellu Tissue Holdings, Inc.*	1,440
122	Coca-Cola Bottling Co. Consolidated	6,067
1,773	Darling International, Inc.*	13,333
630	Diamond Foods, Inc.	26,605
11	Farmer Bros Co.	156
515	Female Health Co. (The)	2,451
258	Great Atlantic & Pacific Tea Co.*	784
2,565	Heckmann Corp.*	10,260
413	Inter Parfums, Inc.	6,781
388	J&J Snack Foods Corp.	14,647
559	Lancaster Colony Corp.	25,474
747	Lance, Inc.	16,068
140	Lifeway Foods, Inc.*	1,403
235	Limoneira Co.	3,859
390	Medifast, Inc.*	10,421
47	MGP Ingredients, Inc.*	310
321	National Beverage Corp.	4,603
220	Nature’s Sunshine Products, Inc.*	1,934
1,423	Nu Skin Enterprises, Inc., Class A	36,386
26	Oil-Dri Corp. of America	534

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
49	Pantry, Inc. (The)*	$922
617	Pilgrim’s Pride Corp.*	3,862
457	Pricesmart, Inc.	11,795
151	Revlon, Inc., Class A*	1,638
1,224	Rite Aid Corp.*	1,067
663	Ruddick Corp.	21,461
585	Sanderson Farms, Inc.	25,161
91	Schiff Nutrition International, Inc.	783
833	Smart Balance, Inc.*	3,032
2,787	Star Scientific, Inc.*	4,153
34	Susser Holdings Corp.*	395
551	Synutra International, Inc.*	5,598
628	Tootsie Roll Industries, Inc.	14,827
1,248	United Natural Foods, Inc.*	43,356
174	USANA Health Sciences, Inc.*	7,395
824	Vector Group Ltd.	15,697
87	Village Super Market, Inc., Class A	2,256
455	WD-40 Co.	16,002
		430,260
	Energy - 3.3%

704	Abraxas Petroleum Corp.*	1,697
1,452	American Oil & Gas, Inc.*	9,946
264	Apco Oil and Gas International, Inc.	6,864
2,145	Boots & Coots, Inc.*	6,392
667	BPZ Resources, Inc.*	2,635
3,364	Brigham Exploration Co.*	51,536
831	Callon Petroleum Co.*	3,075
1,377	CAMAC Energy, Inc.*	3,195
551	CARBO Ceramics, Inc.	41,727
899	Carrizo Oil & Gas, Inc.*	18,843
599	Cheniere Energy, Inc.*	1,450
153	Clayton Williams Energy, Inc.*	7,004
1,157	Clean Energy Fuels Corp.*	16,719
184	Cloud Peak Energy, Inc.*	2,911
224	Contango Oil & Gas Co.*	9,822
981	Dril-Quip, Inc.*	51,865
4,075	Endeavour International Corp.*	4,808
1,463	Energy XXI Bermuda Ltd.*	29,245
427	Evolution Petroleum Corp.*	2,045
1,250	FX Energy, Inc.*	4,012
65	Golar LNG Ltd.	675
782	Gulfport Energy Corp.*	8,891
99	Hallador Energy Co.	1,086
521	Houston American Energy Corp.	4,689
3,670	ION Geophysical Corp.*	12,551
33	Isramco, Inc.*	1,680
648	James River Coal Co.*	10,251
210	Key Energy Services, Inc.*	1,682
4,060	Kodiak Oil & Gas Corp.*	9,988
508	L&L Energy, Inc.*	4,272
865	Lufkin Industries, Inc.	33,441
1,522	Magnum Hunter Resources Corp.*	5,875
119	Matrix Service Co.*	1,013
2,403	McMoRan Exploration Co.*	34,099
177	Newpark Resources, Inc.*	1,545
1,276	Northern Oil and Gas, Inc.*	17,915
110	OYO Geospace Corp.*	5,417
207	Panhandle Oil and Gas, Inc., Class A	4,610
367	Petroquest Energy, Inc.*	2,195
1,470	RAM Energy Resources, Inc.*	2,426
6,232	Rentech, Inc.*	4,362
97	Resolute Energy Corp.*	1,036
154	Rex Energy Corp.*	1,742
934	Rosetta Resources, Inc.*	18,400
834	RPC, Inc.	13,603
303	Scorpio Tankers, Inc.*	3,278
88	Stone Energy Corp.*	995
2,003	Syntroleum Corp.*	3,025
238	Tetra Technologies, Inc.*	1,997
4,255	TransAtlantic Petroleum Ltd.*	11,489
1,751	Uranium Energy Corp.*	4,448
172	Vaalco Energy, Inc.*	979
131	Venoco, Inc.*	2,319
62	W&T Offshore, Inc.	560
325	Warren Resources, Inc.*	1,001
943	World Fuel Services Corp.	24,084
		533,410
	Financials - 4.2%

235	Acadia Realty Trust (REIT)	4,216
191	Advance America Cash Advance Centers, Inc.	640
39	Alexander’s, Inc. (REIT)	11,877
15	Arrow Financial Corp.	342
725	Artio Global Investors, Inc.	10,041
502	Associated Estates Realty Corp. (REIT)	6,807
51	Bank of the Ozarks, Inc.	1,874
1,648	BGC Partners, Inc., Class A	8,504
61	Bridge Bancorp, Inc.	1,341
779	Cardtronics, Inc.*	10,789
279	Cash America International, Inc.	8,546
526	CNO Financial Group, Inc.*	2,488
406	Cohen & Steers, Inc.	8,664
98	Compass Diversified Holdings	1,390
40	CompuCredit Holdings Corp.	175
690	Crawford & Co., Class B*	1,842
162	Credit Acceptance Corp.*	9,177
64	Diamond Hill Investment Group, Inc.	3,293
703	Dollar Financial Corp.*	13,596
788	Duff & Phelps Corp., Class A	7,872
439	DuPont Fabros Technology, Inc. (REIT)	10,848
347	EastGroup Properties, Inc. (REIT)	12,232
680	eHealth, Inc.*	6,888
278	Encore Capital Group, Inc.*	5,507
351	Epoch Holding Corp.	3,478
499	Equity Lifestyle Properties, Inc. (REIT)	25,813
145	Equity One, Inc. (REIT)	2,318
428	Evercore Partners, Inc., Class A	10,482
1,237	EZCORP, Inc., Class A*	22,241
1,363	FelCor Lodging Trust, Inc. (REIT)*	5,425
373	Financial Engines, Inc.*	4,983
180	First American Financial Corp.	2,669
871	First Cash Financial Services, Inc.*	20,782
264	First Financial Bankshares, Inc.	11,793
122	GAMCO Investors, Inc., Class A	4,307
272	Getty Realty Corp. (REIT)	6,754
1,118	GFI Group, Inc.	5,009
1,109	Gleacher & Co., Inc.*	1,863
12	Heritage Financial Group	107
327	HFF, Inc., Class A*	2,606
355	Home Properties, Inc. (REIT)	17,927
190	Investors Bancorp, Inc.*	2,018
35	JMP Group, Inc.	201
695	KBW, Inc.	15,269
563	Kennedy-Wilson Holdings, Inc.*	5,574
2,636	Ladenburg Thalmann Financial Services, Inc.*	2,109
188	Life Partners Holdings, Inc.	2,777
132	LTC Properties, Inc. (REIT)	3,258
799	MarketAxess Holdings, Inc.	12,217

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
584	Mid-America Apartment Communities, Inc. (REIT)	$32,978
44	MVC Capital, Inc.	565
303	National Health Investors, Inc. (REIT)	12,702
66	Nelnet, Inc., Class A	1,446
58	NewStar Financial, Inc.*	389
521	Omega Healthcare Investors, Inc. (REIT)	11,175
1,221	optionsXpress Holdings, Inc.*	17,387
493	Oritani Financial Corp.	4,639
490	Portfolio Recovery Associates, Inc.*	31,213
602	Potlatch Corp. (REIT)	20,167
104	PS Business Parks, Inc. (REIT)	5,852
221	Pzena Investment Management, Inc., Class A	1,386
414	Rodman & Renshaw Capital Group, Inc.*	828
51	S. Y. Bancorp, Inc.	1,209
58	Safeguard Scientifics, Inc.*	667
122	Saul Centers, Inc. (REIT)	5,043
1,182	Signature Bank/NY*	43,190
893	Stifel Financial Corp.*	38,649
1,007	Strategic Hotels & Resorts, Inc. (REIT)*	3,595
80	Suffolk Bancorp	1,884
671	Tanger Factory Outlet Centers (REIT)	31,014
128	Tejon Ranch Co.*	2,719
528	Tower Group, Inc.	11,331
302	TradeStation Group, Inc.*	1,773
116	TrustCo Bank Corp NY	617
167	Universal Health Realty Income Trust (REIT)	5,312
78	Urstadt Biddle Properties, Inc., Class A (REIT)	1,432
150	ViewPoint Financial Group	1,350
135	Virtus Investment Partners, Inc.*	3,582
439	Washington Real Estate Investment Trust (REIT)	13,451
375	Westamerica Bancorp.	19,005
155	Westwood Holdings Group, Inc.	4,743
236	World Acceptance Corp.*	9,617
		681,839
	Health Care - 16.2%

638	Abaxis, Inc.*	11,522
903	Abiomed, Inc.*	8,172
844	Accelrys, Inc.*	5,115
336	Accretive Health, Inc.*	3,162
1,477	Accuray, Inc.*	9,719
1,119	Acorda Therapeutics, Inc.*	33,704
265	Acura Pharmaceuticals, Inc.*	647
594	Affymax, Inc.*	3,338
211	Affymetrix, Inc.*	867
393	AGA Medical Holdings, Inc.*	5,364
323	Air Methods Corp.*	11,783
1,595	Akorn, Inc.*	5,455
1,262	Alexza Pharmaceuticals, Inc.*	3,559
1,713	Align Technology, Inc.*	27,451
189	Alimera Sciences, Inc.*	1,616
762	Alkermes, Inc.*	10,104
794	Alliance HealthCare Services, Inc.*	3,335
90	Allied Healthcare International, Inc.*	183
2,272	Allos Therapeutics, Inc.*	8,293
3	Allscripts Healthcare Solutions, Inc.*	43
236	Almost Family, Inc.*	5,964
1,053	Alnylam Pharmaceuticals, Inc.*	14,426
1,141	Alphatec Holdings, Inc.*	2,350
607	AMAG Pharmaceuticals, Inc.*	15,296
825	Amedisys, Inc.*	19,074
260	America Service Group, Inc.	3,565
27	American Dental Partners, Inc.*	288
2,178	American Medical Systems Holdings, Inc.*	39,683
194	AMERIGROUP Corp.*	7,159
420	AMN Healthcare Services, Inc.*	1,869
267	Analogic Corp.	11,075
2,036	Antares Pharma, Inc.*	2,952
166	Anthera Pharmaceuticals, Inc.*	631
698	Aoxing Pharmaceutical Co., Inc.*	1,759
384	Ardea Biosciences, Inc.*	7,734
3,244	Arena Pharmaceuticals, Inc.*	21,118
3,199	Ariad Pharmaceuticals, Inc.*	11,196
1,200	Arqule, Inc.*	6,264
1,535	Array Biopharma, Inc.*	4,129
779	ArthroCare Corp.*	20,223
1,032	AspenBio Pharma, Inc.*	537
957	athenahealth, Inc.*	25,782
45	Atrion Corp.	6,266
1,205	Auxilium Pharmaceuticals, Inc.*	31,222
2,084	AVANIR Pharmaceuticals, Inc., Class A*	5,898
268	AVEO Pharmaceuticals, Inc.*	2,337
3,190	AVI BioPharma, Inc.*	6,667
834	BioCryst Pharmaceuticals, Inc.*	3,953
484	Biodel, Inc.*	1,800
520	BioMimetic Therapeutics, Inc.*	4,742
692	Bio-Reference Labs, Inc.*	13,715
2,034	Biosante Pharmaceuticals, Inc.*	2,665
829	BioScrip, Inc.*	4,029
115	Biospecifics Technologies Corp.*	3,047
615	BioTime, Inc.*	2,577
148	BMP Sunstone Corp.*	962
2,099	Bruker Corp.*	24,957
718	Cadence Pharmaceuticals, Inc.*	5,672
1,296	Caliper Life Sciences, Inc.*	4,303
21	Caraco Pharmaceutical Laboratories Ltd.*	115
174	CardioNet, Inc.*	762
1,097	Catalyst Health Solutions, Inc.*	43,979
190	Celera Corp.*	1,254
918	Celldex Therapeutics, Inc.*	3,975
1,717	Cepheid, Inc.*	25,257
1,124	Cerus Corp.*	3,226
911	Chelsea Therapeutics International, Inc.*	3,708
660	Chemed Corp.	32,934
167	Chindex International, Inc.*	2,168
1,589	Clarient, Inc.*	5,244
339	Clinical Data, Inc.*	5,068
176	Codexis, Inc.*	1,427
1,900	Combinatorx, Inc.*	2,451
283	Computer Programs & Systems, Inc.	11,563
897	Conceptus, Inc.*	12,392
631	Continucare Corp.*	2,051
785	Corcept Therapeutics, Inc.*	2,190
201	Corvel Corp.*	7,393
79	CryoLife, Inc.*	410
1,688	Cubist Pharmaceuticals, Inc.*	37,187
357	Cumberland Pharmaceuticals, Inc.*	1,803
2,185	Curis, Inc.*	2,688
24	Cutera, Inc.*	169
803	Cyberonics, Inc.*	17,208

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
135	Cypress Bioscience, Inc.*	$437
1,236	Cytokinetics, Inc.*	2,769
1,185	Cytori Therapeutics, Inc.*	5,344
3,154	CytRx Corp.*	2,082
1,261	Delcath Systems, Inc.*	7,667
1,514	Depomed, Inc.*	5,435
1,660	DexCom, Inc.*	20,335
509	Dionex Corp.*	36,902
2,508	Durect Corp.*	5,217
2,823	Dyax Corp.*	6,436
2,069	Dynavax Technologies Corp.*	3,352
32	DynaVox, Inc., Class A*	290
513	Emergent Biosolutions, Inc.*	9,316
577	Emeritus Corp.*	8,874
1,406	Endologix, Inc.*	5,638
392	Ensign Group, Inc. (The)	6,523
861	Enzo Biochem, Inc.*	3,048
887	Enzon Pharmaceuticals, Inc.*	9,101
1,410	eResearchTechnology, Inc.*	10,441
529	Eurand N.V.*	4,666
1,027	Exact Sciences Corp.*	4,714
165	Exactech, Inc.*	2,394
1,682	Exelixis, Inc.*	4,979
224	Furiex Pharmaceuticals, Inc.*	2,231
404	Genomic Health, Inc.*	5,842
506	Genoptix, Inc.*	8,708
282	Gentiva Health Services, Inc.*	5,795
2,837	Geron Corp.*	13,107
726	Haemonetics Corp.*	37,810
2,074	Halozyme Therapeutics, Inc.*	15,845
383	Hanger Orthopedic Group, Inc.*	4,998
1,228	Hansen Medical, Inc.*	1,682
738	Health Grades, Inc.*	6,044
2,551	HealthSouth Corp.*	41,479
270	HeartWare International, Inc.*	17,485
261	Hi-Tech Pharmacal Co., Inc.*	4,528
785	HMS Holdings Corp.*	40,961
80	ICU Medical, Inc.*	2,850
1,032	Idenix Pharmaceuticals, Inc.*	6,202
2,020	Immucor, Inc.*	35,552
1,958	Immunogen, Inc.*	10,495
1,897	Immunomedics, Inc.*	5,425
1,618	Impax Laboratories, Inc.*	25,354
2,542	Incyte Corp.*	31,826
297	Infinity Pharmaceuticals, Inc.*	1,402
1,422	Inhibitex, Inc.*	2,019
1,388	Inovio Pharmaceuticals, Inc.*	1,080
1,719	Inspire Pharmaceuticals, Inc.*	8,337
1,160	Insulet Corp.*	15,335
608	Integra LifeSciences Holdings Corp.*	21,140
1,314	InterMune, Inc.*	13,692
50	Invacare Corp.	1,145
469	IPC The Hospitalist Co., Inc.*	10,956
469	IRIS International, Inc.*	3,600
558	Ironwood Pharmaceuticals, Inc.*	5,173
2,720	Isis Pharmaceuticals, Inc.*	21,325
407	Jazz Pharmaceuticals, Inc.*	3,622
25	Kendle International, Inc.*	196
231	Kensey Nash Corp.*	6,126
1,475	Keryx Biopharmaceuticals, Inc.*	5,163
271	Landauer, Inc.	15,230
91	Lannett Co., Inc.*	369
539	LCA-Vision, Inc.*	2,140
1,931	Lexicon Pharmaceuticals, Inc.*	2,771
452	LHC Group, Inc.*	9,045
3,398	Ligand Pharmaceuticals, Inc., Class B*	4,961
1,083	Luminex Corp.*	15,530
738	MAKO Surgical Corp.*	7,705
1,925	MannKind Corp.*	10,693
399	MAP Pharmaceuticals, Inc.*	4,315
1,500	Masimo Corp.	34,140
84	Maxygen, Inc.*	464
1,244	MedAssets, Inc.*	24,656
848	Medicines Co. (The)*	9,752
543	Medidata Solutions, Inc.*	9,318
983	Medivation, Inc.*	9,373
327	MedQuist, Inc.	2,403
729	MELA Sciences, Inc.*	5,016
1,492	Merge Healthcare, Inc.*	3,760
1,174	Meridian Bioscience, Inc.	21,461
738	Merit Medical Systems, Inc.*	11,646
773	Metabolix, Inc.*	8,750
1,154	Metropolitan Health Networks, Inc.*	4,027
2,336	Micromet, Inc.*	14,343
467	Micrus Endovascular Corp.*	10,932
261	Molina Healthcare, Inc.*	6,619
1,162	Momenta Pharmaceuticals, Inc.*	16,791
355	MWI Veterinary Supply, Inc.*	18,850
1,294	Nabi Biopharmaceuticals*	6,276
492	Nanosphere, Inc.*	1,432
51	National Research Corp.	1,283
823	Natus Medical, Inc.*	9,934
2,718	Nektar Therapeutics*	34,818
652	Neogen Corp.*	19,051
784	Neostem, Inc.*	1,239
1,330	Neuralstem, Inc.*	2,460
1,417	Neurocrine Biosciences, Inc.*	7,623
319	NeurogesX, Inc.*	1,844
2,612	Novavax, Inc.*	5,250
1,702	NPS Pharmaceuticals, Inc.*	11,080
1,131	NuVasive, Inc.*	33,195
665	NxStage Medical, Inc.*	10,487
471	Nymox Pharmaceutical Corp.*	1,738
495	Obagi Medical Products, Inc.*	5,202
542	Omeros Corp.*	3,285
940	Omnicell, Inc.*	10,486
1,810	Onyx Pharmaceuticals, Inc.*	43,603
2,560	Opko Health, Inc.*	5,299
964	Optimer Pharmaceuticals, Inc.*	7,751
1,335	OraSure Technologies, Inc.*	4,512
877	Orexigen Therapeutics, Inc.*	3,859
509	Orthofix International N.V.*	13,590
1,926	Orthovita, Inc.*	3,159
486	Osiris Therapeutics, Inc.*	3,174
1,439	Owens & Minor, Inc.	38,364
1,026	Pain Therapeutics, Inc.*	5,802
309	Palomar Medical Technologies, Inc.*	2,732
1,687	Parexel International Corp.*	33,554
207	PDI, Inc.*	1,503
3,459	PDL BioPharma, Inc.	19,578
1,592	Peregrine Pharmaceuticals, Inc.*	2,117
1,098	Pharmacyclics, Inc.*	7,752
847	Pharmasset, Inc.*	20,574
340	PharMerica Corp.*	2,638
768	Pozen, Inc.*	5,199
584	Progenics Pharmaceuticals, Inc.*	2,359
130	Prospect Medical Holdings, Inc.*	1,118
374	Providence Service Corp. (The)*	5,056
1,652	PSS World Medical, Inc.*	30,331
1,209	Psychiatric Solutions, Inc.*	40,320
1,007	Pure Bioscience*	1,863
545	Quality Systems, Inc.	30,547
1,590	Questcor Pharmaceuticals, Inc.*	15,407

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
624	Quidel Corp.*	$7,544
129	RehabCare Group, Inc.*	2,136
1,502	Rigel Pharmaceuticals, Inc.*	11,761
269	Rochester Medical Corp.*	2,362
90	RTI Biologics, Inc.*	191
552	Rural/Metro Corp.*	4,140
1,647	Salix Pharmaceuticals Ltd.*	62,355
1,304	Sangamo Biosciences, Inc.*	3,866
1,514	Santarus, Inc.*	3,437
1,951	Savient Pharmaceuticals, Inc.*	28,133
1,077	Sciclone Pharmaceuticals, Inc.*	2,596
2,416	Seattle Genetics, Inc.*	27,663
2,169	Sequenom, Inc.*	13,296
904	SIGA Technologies, Inc.*	6,775
967	Sirona Dental Systems, Inc.*	30,480
506	Solta Medical, Inc.*	769
819	Somaxon Pharmaceuticals, Inc.*	3,415
421	SonoSite, Inc.*	12,260
956	Spectranetics Corp.*	4,646
1,431	Spectrum Pharmaceuticals, Inc.*	5,295
1,008	Staar Surgical Co.*	4,607
3,459	StemCells, Inc.*	2,598
825	Stereotaxis, Inc.*	2,599
1,625	STERIS Corp.	46,751
17	Sucampo Pharmaceuticals, Inc., Class A*	57
1,614	Sunrise Senior Living, Inc.*	3,567
112	SuperGen, Inc.*	224
291	SurModics, Inc.*	3,501
247	Syneron Medical Ltd.*	1,981
327	Synovis Life Technologies, Inc.*	4,578
645	Synta Pharmaceuticals Corp.*	1,787
689	Targacept, Inc.*	14,311
443	Team Health Holdings, Inc.*	5,586
1,806	Theravance, Inc.*	21,835
469	TomoTherapy, Inc.*	1,445
264	Transcend Services, Inc.*	3,754
116	Transcept Pharmaceuticals, Inc.*	819
276	U.S. Physical Therapy, Inc.*	4,424
1,398	Unilife Corp.*	6,850
806	Vanda Pharmaceuticals, Inc.*	5,054
484	Vascular Solutions, Inc.*	6,055
1,624	Vical, Inc.*	4,953
303	Vital Images, Inc.*	3,824
2,337	Vivus, Inc.*	13,181
1,453	Volcano Corp.*	32,111
961	West Pharmaceutical Services, Inc.	32,309
707	Wright Medical Group, Inc.*	9,382
793	XenoPort, Inc.*	4,568
57	Young Innovations, Inc.	1,495
1,411	ZIOPHARM Oncology, Inc.*	5,080
619	Zoll Medical Corp.*	16,354
1,534	Zymogenetics, Inc.*	7,670
		2,648,364
	Industrials - 13.7%

526	3D Systems Corp.*	6,622
652	A. O. Smith Corp.	33,480
2,099	A123 Systems, Inc.*	13,748
357	AAON, Inc.	7,922
407	ABM Industries, Inc.	7,981
976	Acacia Research - Acacia Technologies*	14,660
1,963	Actuant Corp., Class A	38,907
1,257	Acuity Brands, Inc.	48,696
629	Administaff, Inc.	13,599
1,114	Advanced Battery Technologies, Inc.*	3,877
447	Advisory Board Co. (The)*	18,121
478	Aerovironment, Inc.*	10,812
12	Alamo Group, Inc.	234
58	Alaska Air Group, Inc.*	2,565
148	Albany International Corp., Class A	2,627
439	Allegiant Travel Co.	16,520
775	Altra Holdings, Inc.*	9,974
151	American Reprographics Co.*	997
260	American Science & Engineering, Inc.	18,452
1,296	American Superconductor Corp.*	34,849
19	American Woodmark Corp.	290
23	Ampco-Pittsburgh Corp.	494
919	APAC Customer Services, Inc.*	4,659
2,241	Applied Energetics, Inc.*	2,555
1,224	Applied Industrial Technologies, Inc.	32,803
181	Applied Signal Technology, Inc.	3,555
39	Argan, Inc.*	313
2,719	ArvinMeritor, Inc.*	35,537
252	Astronics Corp.*	3,727
225	ATC Technology Corp.*	5,429
2,967	Avis Budget Group, Inc.*	27,059
337	AZZ, Inc.	13,460
433	Badger Meter, Inc.	16,151
1,273	Baldor Electric Co.	44,657
1,237	Barnes Group, Inc.	18,815
154	Barrett Business Services, Inc.	2,037
1,316	Beacon Roofing Supply, Inc.*	18,332
1,351	Belden, Inc.	29,587
1,382	Blount International, Inc.*	16,017
316	BlueLinx Holdings, Inc.*	1,074
867	Bowne & Co., Inc.	9,598
900	Briggs & Stratton Corp.	16,335
1,167	Brink’s Co. (The)	22,021
679	Broadwind Energy, Inc.*	1,134
208	Builders FirstSource, Inc.*	418
106	CAI International, Inc.*	1,449
6,950	Capstone Turbine Corp.*	4,448
721	Casella Waste Systems, Inc., Class A*	3,201
696	CBIZ, Inc.*	4,127
50	CDI Corp.	555
374	Celadon Group, Inc.*	4,380
1,590	Cenveo, Inc.*	8,729
28	CIRCOR International, Inc.	780
1,364	CLARCOR, Inc.	45,885
667	Clean Harbors, Inc.*	40,320
216	Coleman Cable, Inc.*	1,149
695	Colfax Corp.*	8,681
26	Compx International, Inc.	307
269	Consolidated Graphics, Inc.*	10,682
990	Corporate Executive Board Co. (The)	27,760
598	CoStar Group, Inc.*	24,679
55	CRA International, Inc.*	875
195	Cubic Corp.	7,447
1,392	Deluxe Corp.	23,288
797	DigitalGlobe, Inc.*	24,444
380	Dolan Co. (The)*	3,485
828	Dollar Thrifty Automotive Group, Inc.*	38,949
239	DXP Enterprises, Inc.*	4,338
129	Dynamex, Inc.*	1,582
154	Dynamic Materials Corp.	2,107
1,762	Ener1, Inc.*	5,586
1,054	Energy Recovery, Inc.*	3,346

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
569	EnerNOC, Inc.*	$18,538
399	EnerSys*	8,806
155	Ennis, Inc.	2,385
249	EnPro Industries, Inc.*	6,800
377	Exponent, Inc.*	11,627
1,162	Flow International Corp.*	2,522
838	Forward Air Corp.	19,961
379	Franklin Covey Co.*	2,312
618	Franklin Electric Co., Inc.	19,572
2,755	FuelCell Energy, Inc.*	3,113
945	Furmanite Corp.*	4,082
108	GenCorp, Inc.*	473
201	Generac Holdings, Inc.*	2,436
1,120	Genesee & Wyoming, Inc., Class A*	43,467
974	Geo Group, Inc. (The)*	21,525
638	GeoEye, Inc.*	23,249
52	Global Defense Technology & Systems, Inc.*	543
352	Gorman-Rupp Co. (The)	9,046
121	GP Strategies Corp.*	900
3,480	GrafTech International Ltd.*	48,929
285	Graham Corp.	4,038
594	Great Lakes Dredge & Dock Corp.	2,997
356	Hawaiian Holdings, Inc.*	1,744
1,265	Healthcare Services Group, Inc.	26,274
1,457	Heartland Express, Inc.	21,214
848	HEICO Corp.	35,184
42	Heidrick & Struggles International, Inc.	730
1,646	Herman Miller, Inc.	27,027
2,305	Hexcel Corp.*	39,323
177	Hill International, Inc.*	678
1,307	HNI Corp.	30,545
45	Hoku Corp.*	114
513	Houston Wire & Cable Co.	4,638
1,079	HUB Group, Inc., Class A*	28,680
929	Hudson Highland Group, Inc.*	2,787
200	Huron Consulting Group, Inc.*	3,690
170	ICF International, Inc.*	3,585
725	II-VI, Inc.*	24,933
686	Innerworkings, Inc.*	3,725
975	Insituform Technologies, Inc., Class A*	19,851
27	Insteel Industries, Inc.	214
1,459	Interface, Inc., Class A	18,704
85	Interline Brands, Inc.*	1,374
814	John Bean Technologies Corp.	12,104
96	Kadant, Inc.*	1,636
401	Kaman Corp.	8,569
967	Kaydon Corp.	31,341
82	Kelly Services, Inc., Class A*	856
888	Kforce, Inc.*	9,386
1,718	Knight Transportation, Inc.	32,367
1,358	Knoll, Inc.	18,224
76	Korn/Ferry International*	990
300	LaBarge, Inc.*	3,138
97	LECG Corp.*	126
361	Lindsay Corp.	13,310
16	M&F Worldwide Corp.*	371
68	Marten Transport Ltd.	1,340
283	McGrath RentCorp	5,686
28	Met-Pro Corp.	264
28	Michael Baker Corp.*	923
480	Middleby Corp.*	26,395
564	Mine Safety Appliances Co.	12,859
417	Mistras Group, Inc.*	4,420
147	Mueller Industries, Inc.	3,466
4,170	Mueller Water Products, Inc., Class A	9,883
18	Multi-Color Corp.	257
83	MYR Group, Inc.*	1,156
154	NACCO Industries, Inc., Class A	11,941
338	Navigant Consulting, Inc.*	3,346
523	NCI Building Systems, Inc.*	4,602
986	Nordson Corp.	63,272
1,092	Old Dominion Freight Line, Inc.*	25,455
80	Omega Flex, Inc.	1,007
112	On Assignment, Inc.*	487
683	Orbital Sciences Corp.*	8,872
777	Orion Marine Group, Inc.*	8,718
58	Otter Tail Corp.	1,075
1,010	Pacer International, Inc.*	5,171
226	Park-Ohio Holdings Corp.*	2,518
3	Patriot Transportation Holding, Inc.*	224
172	PGT, Inc.*	344
426	PMFG, Inc.*	6,863
629	Polypore International, Inc.*	16,996
527	PowerSecure International, Inc.*	4,364
6	Preformed Line Products Co.	197
68	Primoris Services Corp.	403
80	Quality Distribution, Inc.*	374
228	Quanex Building Products Corp.	3,602
469	Raven Industries, Inc.	15,810
628	RBC Bearings, Inc.*	18,394
1,339	Resources Connection, Inc.	14,850
186	Roadrunner Transportation Systems, Inc.*	2,182
1,240	Rollins, Inc.	25,395
2,061	Satcon Technology Corp.*	6,410
334	Sauer-Danfoss, Inc.*	5,431
276	Schawk, Inc.	4,195
194	School Specialty, Inc.*	2,528
201	SFN Group, Inc.*	1,093
1,067	Simpson Manufacturing Co., Inc.	23,517
448	Standard Parking Corp.*	7,011
517	Standard Register Co. (The)	1,484
66	Standex International Corp.	1,553
257	Steelcase, Inc., Class A	1,596
361	Sun Hydraulics Corp.	8,050
136	SYKES Enterprises, Inc.*	1,627
110	TAL International Group, Inc.	2,345
1,808	Taser International, Inc.*	6,572
40	Team, Inc.*	585
287	Teledyne Technologies, Inc.*	10,384
546	Tennant Co.	17,057
1,784	Tetra Tech, Inc.*	32,380
275	Textainer Group Holdings Ltd.	7,508
17	Thermadyne Holdings Corp.*	188
159	Titan International, Inc.	1,612
118	Titan Machinery, Inc.*	1,763
53	Tredegar Corp.	870
447	Trex Co., Inc.*	8,962
433	Trimas Corp.*	5,581
806	TrueBlue, Inc.*	8,697
32	Twin Disc, Inc.	380
441	United Stationers, Inc.*	19,797
1,042	UQM Technologies, Inc.*	2,147
493	US Ecology, Inc.	6,680
78	Viad Corp.	1,236
564	Vicor Corp.	7,620
402	Volt Information Sciences, Inc.*	2,541
61	VSE Corp.	1,713
804	Watsco, Inc.	41,285

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
80	Watts Water Technologies, Inc., Class A	$2,403
180	Werner Enterprises, Inc.	3,589
1,761	Woodward Governor Co.	45,997
177	Xerium Technologies, Inc.*	1,781
		2,237,311
	Information Technology - 21.9%

1,127	3PAR, Inc.*	36,199
983	ACI Worldwide, Inc.*	18,667
1,265	Acme Packet, Inc.*	42,504
353	Actel Corp.*	5,048
1,311	Actuate Corp.*	5,231
1,976	Acxiom Corp.*	24,493
2,397	ADC Telecommunications, Inc.*	30,370
1,796	ADTRAN, Inc.	56,448
255	Advanced Analogic Technologies, Inc.*	826
663	Advanced Energy Industries, Inc.*	9,355
456	Advent Software, Inc.*	22,650
27	Agilysys, Inc.*	117
14	Alpha & Omega Semiconductor Ltd.*	155
638	American Software, Inc., Class A	3,260
3,032	Amkor Technology, Inc.*	15,372
1,385	Anadigics, Inc.*	5,561
47	Anaren, Inc.*	640
546	Ancestry.com, Inc.*	10,511
406	Anixter International, Inc.*	18,627
1,892	Applied Micro Circuits Corp.*	20,396
339	Archipelago Learning, Inc.*	3,543
710	ArcSight, Inc.*	27,264
2,598	Ariba, Inc.*	40,191
704	Arris Group, Inc.*	5,752
4,538	Art Technology Group, Inc.*	15,838
2,117	Aruba Networks, Inc.*	38,889
1,798	Aspen Technology, Inc.*	17,225
53	ATMI, Inc.*	677
262	Axcelis Technologies, Inc.*	356
370	AXT, Inc.*	2,005
16	Bel Fuse, Inc., Class B	296
160	Benchmark Electronics, Inc.*	2,245
669	BigBand Networks, Inc.*	1,806
1,295	Blackbaud, Inc.	26,962
987	Blackboard, Inc.*	32,660
1,203	Blue Coat Systems, Inc.*	22,652
910	Bottomline Technologies, Inc.*	12,749
2,036	Brightpoint, Inc.*	12,135
1,103	Brooks Automation, Inc.*	7,478
154	Cabot Microelectronics Corp.*	4,609
63	CACI International, Inc., Class A*	2,571
188	Calix, Inc.*	2,286
243	Cass Information Systems, Inc.	7,970
1,282	Cavium Networks, Inc.*	30,947
566	Ceva, Inc.*	6,849
451	Checkpoint Systems, Inc.*	8,271
1,892	Cirrus Logic, Inc.*	28,607
384	Cogent, Inc.*	4,224
908	Cognex Corp.	17,706
503	Coherent, Inc.*	18,686
130	Cohu, Inc.	1,492
1,248	CommVault Systems, Inc.*	30,638
673	Compellent Technologies, Inc.*	10,277
289	Computer Task Group, Inc.*	1,815
655	comScore, Inc.*	11,914
302	Comtech Telecommunications Corp.*	6,152
727	Comverge, Inc.*	4,820
1,163	Concur Technologies, Inc.*	54,394
2,346	Conexant Systems, Inc.*	3,496
824	Constant Contact, Inc.*	14,601
171	Convio, Inc.*	1,418
17	CPI International, Inc.*	240
440	Cray, Inc.*	2,372
460	CSG Systems International, Inc.*	8,418
286	CTS Corp.	2,299
211	Cymer, Inc.*	6,210
190	Daktronics, Inc.	1,750
382	DDi Corp.	2,987
978	DealerTrack Holdings, Inc.*	14,421
535	Deltek, Inc.*	3,825
552	DemandTec, Inc.*	4,118
724	DG FastChannel, Inc.*	11,468
671	Diamond Management & Technology Consultants, Inc.	8,381
459	Dice Holdings, Inc.*	2,892
117	Digi International, Inc.*	887
195	Digimarc Corp.*	3,853
143	Digital River, Inc.*	3,771
980	Diodes, Inc.*	14,455
407	DivX, Inc.*	3,132
503	DTS, Inc.*	17,630
777	Ebix, Inc.*	14,483
953	Echelon Corp.*	7,209
308	Echo Global Logistics, Inc.*	3,868
74	Electro Scientific Industries, Inc.*	803
23	EMS Technologies, Inc.*	334
286	Energy Conversion Devices, Inc.*	1,290
1,203	Entegris, Inc.*	4,632
1,620	Entropic Communications, Inc.*	12,328
870	Epicor Software Corp.*	5,907
66	EPIQ Systems, Inc.	822
6	ePlus, Inc.*	108
116	Exar Corp.*	631
439	ExlService Holdings, Inc.*	7,292
715	Extreme Networks*	1,959
382	FalconStor Software, Inc.*	1,199
466	FARO Technologies, Inc.*	8,546
298	FEI Co.*	4,965
2,177	Finisar Corp.*	27,844
421	Forrester Research, Inc.*	12,920
1,210	Fortinet, Inc.*	24,672
1,112	FSI International, Inc.*	3,014
1,293	Global Cash Access Holdings, Inc.*	4,681
35	Globecomm Systems, Inc.*	238
1,917	GSI Commerce, Inc.*	43,650
396	GSI Technology, Inc.*	2,297
1,804	GT Solar International, Inc.*	13,945
384	Guidance Software, Inc.*	1,897
516	Hackett Group, Inc. (The)*	2,043
580	Harmonic, Inc.*	3,370
1,093	Heartland Payment Systems, Inc.	15,466
790	Hittite Microwave Corp.*	33,615
160	Hughes Communications, Inc.*	3,718
1,332	Hypercom Corp.*	4,169
47	ICx Technologies, Inc.*	360
684	iGate Corp.	10,732
111	Ikanos Communications, Inc.*	96
812	Immersion Corp.*	3,751
2,348	Infinera Corp.*	19,817
133	Infospace, Inc.*	932
314	Insight Enterprises, Inc.*	4,126
31	Integral Systems, Inc.*	210
2,892	Integrated Device Technology, Inc.*	14,807

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
671	Integrated Silicon Solution, Inc.*	$4,449
377	Interactive Intelligence, Inc.*	5,621
1,271	InterDigital, Inc.*	31,419
840	Intermec, Inc.*	8,828
195	Internet Brands, Inc., Class A*	2,018
76	Internet Capital Group, Inc.*	640
248	Intevac, Inc.*	2,336
751	IPG Photonics Corp.*	16,267
771	Isilon Systems, Inc.*	15,381
944	Ixia*	10,658
439	IXYS Corp.*	4,153
905	j2 Global Communications, Inc.*	19,521
2,466	Jack Henry & Associates, Inc.	58,050
220	JDA Software Group, Inc.*	5,053
325	Keithley Instruments, Inc.	3,006
653	Kenexa Corp.*	7,274
44	Keynote Systems, Inc.	443
572	KIT Digital, Inc.*	4,913
467	Knot, Inc. (The)*	3,297
724	Kopin Corp.*	2,038
2,027	Kulicke & Soffa Industries, Inc.*	11,635
415	KVH Industries, Inc.*	5,175
3,351	Lattice Semiconductor Corp.*	13,907
4,010	Lawson Software, Inc.*	30,476
1,089	Limelight Networks, Inc.*	4,312
1,722	Lionbridge Technologies, Inc.*	7,680
409	Liquidity Services, Inc.*	5,264
543	Littelfuse, Inc.*	20,221
1,287	LivePerson, Inc.*	9,202
462	Local.com Corp.*	1,566
435	LogMeIn, Inc.*	14,255
525	LoopNet, Inc.*	5,533
312	Loral Space & Communications, Inc.*	16,704
4,244	LTX-Credence Corp.*	9,167
1,498	Magma Design Automation, Inc.*	4,704
656	Manhattan Associates, Inc.*	17,086
587	Mantech International Corp., Class A*	20,774
1,446	Mattson Technology, Inc.*	3,008
505	MAXIMUS, Inc.	27,124
216	MaxLinear, Inc., Class A*	2,462
763	Maxwell Technologies, Inc.*	8,591
1,332	Mentor Graphics Corp.*	12,108
79	Mercury Computer Systems, Inc.*	875
156	Meru Networks, Inc.*	1,997
623	Methode Electronics, Inc.	5,563
1,470	Micrel, Inc.	13,002
912	Microsemi Corp.*	12,768
260	MicroStrategy, Inc., Class A*	20,262
212	Microtune, Inc.*	483
2,565	Microvision, Inc.*	6,669
923	Mindspeed Technologies, Inc.*	5,907
1,328	MIPS Technologies, Inc.*	8,752
604	MKS Instruments, Inc.*	10,425
74	ModusLink Global Solutions, Inc.*	430
2,150	MoneyGram International, Inc.*	4,343
935	Monolithic Power Systems, Inc.*	15,343
644	Monotype Imaging Holdings, Inc.*	4,762
784	MoSys, Inc.*	3,356
4,507	Move, Inc.*	8,473
472	MTS Systems Corp.	12,579
265	Multi-Fineline Electronix, Inc.*	5,523
515	Nanometrics, Inc.*	6,824
191	NCI, Inc., Class A*	3,658
1,473	Netezza Corp.*	28,665
1,017	Netgear, Inc.*	21,479
1,810	Netlogic Microsystems, Inc.*	43,712
884	Netscout Systems, Inc.*	13,994
529	NetSuite, Inc.*	10,051
1,041	Network Engines, Inc.*	1,385
868	Network Equipment Technologies, Inc.*	2,352
324	Newport Corp.*	3,068
1,614	NIC, Inc.	11,685
91	Novatel Wireless, Inc.*	529
136	NVE Corp.*	5,222
363	Occam Networks, Inc.*	1,688
1,427	Oclaro, Inc.*	14,612
1,150	Omnivision Technologies, Inc.*	23,575
264	Online Resources Corp.*	1,043
457	OpenTable, Inc.*	24,358
2,424	Openwave Systems, Inc.*	3,927
235	Oplink Communications, Inc.*	3,694
384	Opnet Technologies, Inc.	6,048
348	OSI Systems, Inc.*	10,294
3,355	Parametric Technology Corp.*	57,203
368	Park Electrochemical Corp.	8,795
653	PDF Solutions, Inc.*	2,259
468	Pegasystems, Inc.	10,249
457	Perficient, Inc.*	3,967
85	Pericom Semiconductor Corp.*	718
1,395	Plantronics, Inc.	38,097
1,166	Plexus Corp.*	26,841
1,071	PLX Technology, Inc.*	3,588
713	Power Integrations, Inc.	19,529
2,018	Power-One, Inc.*	20,543
793	Presstek, Inc.*	1,388
1,219	Progress Software Corp.*	32,559
559	PROS Holdings, Inc.*	4,399
370	QAD, Inc.*	1,465
5,642	Quantum Corp.*	8,124
1,571	Quest Software, Inc.*	33,667
290	QuinStreet, Inc.*	3,112
2,802	Rackspace Hosting, Inc.*	55,171
836	Radiant Systems, Inc.*	14,973
507	Radisys Corp.*	4,593
380	Renaissance Learning, Inc.	3,040
7,757	RF Micro Devices, Inc.*	37,854
118	Richardson Electronics Ltd.	1,038
626	RightNow Technologies, Inc.*	10,467
1,822	Riverbed Technology, Inc.*	69,892
373	Rofin-Sinar Technologies, Inc.*	7,609
151	Rogers Corp.*	4,047
303	Rosetta Stone, Inc.*	5,169
458	Rubicon Technology, Inc.*	11,226
846	Rudolph Technologies, Inc.*	6,688
809	Saba Software, Inc.*	4,223
2,298	Sanmina-SCI Corp.*	20,751
2,978	Sapient Corp.	31,061
1,084	SAVVIS, Inc.*	18,981
381	Seachange International, Inc.*	2,949
1,794	Semtech Corp.*	29,771
1,301	ShoreTel, Inc.*	6,011
135	Sigma Designs, Inc.*	1,283
59	Silicon Graphics International Corp.*	350
1,690	Silicon Image, Inc.*	6,118
904	SMART Modular Technologies (WWH), Inc.*	4,240
773	Smith Micro Software, Inc.*	5,913
1,010	SolarWinds, Inc.*	14,564
737	Sonic Solutions, Inc.*	5,933
4,958	Sonus Networks, Inc.*	14,676
794	Sourcefire, Inc.*	20,144

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
375	Spansion, Inc., Class A*	$5,524
139	Spectrum Control, Inc.*	1,642
136	SPS Commerce, Inc.*	1,386
100	SRA International, Inc., Class A*	1,925
340	SRS Labs, Inc.*	3,050
361	SS&C Technologies Holdings, Inc.*	5,086
305	Stamps.com, Inc.*	3,489
200	Standard Microsystems Corp.*	3,624
1,177	STEC, Inc.*	13,135
593	Stratasys, Inc.*	13,467
97	Stream Global Services, Inc.*	369
1,818	SuccessFactors, Inc.*	38,360
706	Super Micro Computer, Inc.*	6,379
284	Supertex, Inc.*	6,251
1,349	Support.com, Inc.*	5,126
979	Synaptics, Inc.*	25,865
588	Synchronoss Technologies, Inc.*	9,090
380	Syntel, Inc.	14,628
187	Take-Two Interactive Software, Inc.*	1,556
1,149	Taleo Corp., Class A*	29,449
1,192	Technitrol, Inc.	4,422
299	TechTarget, Inc.*	1,328
261	Tekelec*	2,861
537	TeleCommunication Systems, Inc., Class A*	1,654
233	TeleNav, Inc.*	1,305
826	TeleTech Holdings, Inc.*	10,474
1,683	Terremark Worldwide, Inc.*	14,104
84	Tessco Technologies, Inc.	885
839	Tessera Technologies, Inc.*	12,753
726	THQ, Inc.*	2,577
4,802	TIBCO Software, Inc.*	69,581
191	Tier Technologies, Inc.*	926
3,337	TiVo, Inc.*	26,229
753	TNS, Inc.*	11,310
160	Travelzoo, Inc.*	2,922
176	Trident Microsystems, Inc.*	268
4,485	TriQuint Semiconductor, Inc.*	31,171
539	TTM Technologies, Inc.*	4,452
894	Tyler Technologies, Inc.*	15,475
720	Ultimate Software Group, Inc.*	23,702
625	Ultra Clean Holdings*	5,294
558	Ultratech, Inc.*	9,268
484	Unica Corp.*	10,217
498	Unisys Corp.*	11,135
541	United Online, Inc.	2,667
870	Universal Display Corp.*	17,148
1,831	ValueClick, Inc.*	19,958
629	VASCO Data Security International, Inc.*	3,752
1,172	Veeco Instruments, Inc.*	38,946
2,469	VeriFone Systems, Inc.*	59,700
349	Viasat, Inc.*	12,198
90	Viasystems Group, Inc.*	1,284
661	Virage Logic Corp.*	7,932
1,019	VirnetX Holding Corp.	7,449
212	Virtusa Corp.*	1,870
484	Vocus, Inc.*	7,173
716	Volterra Semiconductor Corp.*	14,356
2,314	Wave Systems Corp., Class A*	4,813
1,249	Websense, Inc.*	24,293
1,121	Wright Express Corp.*	35,995
871	Xyratex Ltd.*	10,487
1,612	Zix Corp.*	4,304
147	Zoran Corp.*	1,188
77	Zygo Corp.*	619
		3,587,529
	Materials - 4.0%

47	A. Schulman, Inc.	854
58	AEP Industries, Inc.*	1,372
2,164	Allied Nevada Gold Corp.*	50,746
689	AMCOL International Corp.	17,997
395	Arch Chemicals, Inc.	12,134
815	Balchem Corp.	19,927
46	Brush Engineered Materials, Inc.*	1,106
1,623	Calgon Carbon Corp.*	20,255
1,769	Capital Gold Corp.*	5,749
245	Clearwater Paper Corp.*	16,650
165	Coeur d’Alene Mines Corp.*	2,831
310	Deltic Timber Corp.	12,657
1,090	Ferro Corp.*	11,663
1,858	General Moly, Inc.*	5,593
1,772	Globe Specialty Metals, Inc.*	19,368
7,452	Golden Star Resources Ltd.*	35,248
38	Graham Packaging Co., Inc.*	425
98	H.B. Fuller Co.	1,861
208	Hawkins, Inc.	6,338
45	Haynes International, Inc.	1,318
64	Horsehead Holding Corp.*	507
157	Innophos Holdings, Inc.	4,580
2,430	Jaguar Mining, Inc.*	14,288
151	KMG Chemicals, Inc.	2,007
594	Koppers Holdings, Inc.	11,880
276	Kraton Performance Polymers, Inc.*	7,458
126	Landec Corp.*	693
495	LSB Industries, Inc.*	8,207
174	Metals USA Holdings Corp.*	2,039
43	Minerals Technologies, Inc.	2,305
210	Neenah Paper, Inc.	3,091
299	NewMarket Corp.	30,058
61	NL Industries, Inc.	465
332	Noranda Aluminum Holding Corp.*	2,646
1,327	Olin Corp.	23,767
1,290	Omnova Solutions, Inc.*	7,869
1,874	PolyOne Corp.*	18,272
235	Quaker Chemical Corp.	6,958
385	Rock-Tenn Co., Class A	18,549
1,119	Rockwood Holdings, Inc.*	28,926
115	RTI International Metals, Inc.*	3,174
531	Schweitzer-Mauduit International, Inc.	28,589
1,116	Senomyx, Inc.*	4,553
769	Silgan Holdings, Inc.	22,985
3,507	Solutia, Inc.*	47,485
414	Spartech Corp.*	3,697
225	Stepan Co.	12,476
1,285	Stillwater Mining Co.*	17,604
820	STR Holdings, Inc.*	16,949
428	Thompson Creek Metals Co., Inc.*	3,672
2,576	U.S. Gold Corp.*	13,318
75	United States Lime & Minerals, Inc.*	2,870
425	Verso Paper Corp.*	910
190	Wausau Paper Corp.*	1,203
1,050	Worthington Industries, Inc.	14,931
332	WR Grace & Co.*	8,400
627	Zep, Inc.	10,853
		652,326
	Telecommunication Services - 1.2%

651	AboveNet, Inc.*	33,605
1,288	Alaska Communications Systems Group, Inc.	12,442
254	Atlantic Tele-Network, Inc.	10,833

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
775	Cbeyond, Inc.*	$9,261
1,645	Cincinnati Bell, Inc.*	3,866
1,296	Cogent Communications Group, Inc.*	11,301
556	Consolidated Communications Holdings, Inc.	9,641
529	Global Crossing Ltd.*	6,507
1,666	ICO Global Communications Holdings Ltd.*	2,232
955	Neutral Tandem, Inc.*	10,792
850	NTELOS Holdings Corp.	13,753
2,485	PAETEC Holding Corp.*	10,188
648	Shenandoah Telecommunications Co.	10,945
2,015	Syniverse Holdings, Inc.*	41,449
367	USA Mobility, Inc.	5,270
1,259	Vonage Holdings Corp.*	2,719
		194,804
	Utilities - 0.1%

410	American DG Energy, Inc.*	1,058
351	Cadiz, Inc.*	3,861
152	South Jersey Industries, Inc.	7,143
330	Southwest Water Co.	3,623
		15,685
	Total Common Stocks (Cost $13,077,789)	13,276,286

No. of Warrants
Warrants - 0.0%
18	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $–)	—

Principal Amount
	U.S. Government & Agency Securities (a) - 3.4%
	Federal Home Loan Bank
$103,746	0.11%, due 09/01/10	103,746
78,055	0.10%, due 09/02/10	78,055
325,496	0.11%, due 09/02/10	325,496
48,925	0.15%, due 09/03/10	48,925
976	0.16%, due 09/03/10	976
	Total U.S. Government & Agency Securities (Cost $557,198)	557,198

	Repurchase Agreements (a) - 37.6%
491,573	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $491,576(b)	491,573
976,502	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $976,540(c)	976,502
474,464	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $474,467(d)	474,464
162,750	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $162,751(e)	162,750
651,001	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $651,028(f)	651,001
230,656	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $230,658(g)	230,656
1,286,283	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,286,292(h)	1,286,283
1,570,663	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,570,673(i)	1,570,663
307,737	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $307,739(j)	307,737
	Total Repurchase Agreements (Cost $6,151,629)	6,151,629
	Total Investment Securities (Cost $19,786,616) — 122.2%	19,985,113
	Liabilities in excess of other assets — (22.2%)	(3,624,008)
	Net Assets — 100.0%	$16,361,105

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $9,126,294.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $501,404. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $996,036. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $483,955. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $166,006. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $664,021. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $235,270. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,312,009. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $1,602,080. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $313,893. The investment in the repurchase agreement was through participation in a pooled account.

REIT        Real Estate Investment Trust

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,328,470
Aggregate gross unrealized depreciation	(2,131,060)
Net unrealized depreciation	$(802,590)
Federal income tax cost of investments	$20,787,703

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$197,077	$(15,334)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	1,104,255	(341,647)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	13,151,074	(2,582,035)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	4,989,875	(678,946)

		$(3,617,962)

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 41.0%
	Chemicals - 22.0%

9,447	A. Schulman, Inc.	$171,652
59,693	Air Products & Chemicals, Inc.	4,419,073
21,107	Airgas, Inc.	1,388,841
27,644	Albemarle Corp.	1,108,248
21,450	Ashland, Inc.	996,567
15,248	Cabot Corp.	433,501
16,930	Calgon Carbon Corp.*	211,286
47,377	Celanese Corp., Class A	1,264,966
21,489	CF Industries Holdings, Inc.	1,987,733
14,654	Cytec Industries, Inc.	695,039
345,847	Dow Chemical Co. (The)	8,428,291
271,885	E.I. du Pont de Nemours & Co.	11,084,751
20,659	Eastman Chemical Co.	1,271,561
70,575	Ecolab, Inc.	3,345,255
21,974	FMC Corp.	1,368,541
14,642	H.B. Fuller Co.	278,052
58,157	Huntsman Corp.	529,810
23,757	International Flavors & Fragrances, Inc.	1,085,457
12,883	Intrepid Potash, Inc.*	289,223
20,643	Lubrizol Corp.	1,926,198
5,661	Minerals Technologies, Inc.	303,430
44,999	Mosaic Co. (The)	2,639,641
3,297	NewMarket Corp.	331,447
20,849	Olin Corp.	373,406
9,287	OM Group, Inc.*	237,747
50,016	PPG Industries, Inc.	3,292,553
93,257	Praxair, Inc.	8,022,900
15,366	Rockwood Holdings, Inc.*	397,211
38,920	RPM International, Inc.	657,748
14,916	Sensient Technologies Corp.	413,621
31,644	Sigma-Aldrich Corp.	1,682,512
36,725	Solutia, Inc.*	497,257
18,227	WR Grace & Co.*	461,143
		61,594,661
	Commercial Services & Supplies - 0.4%

31,360	Avery Dennison Corp.	1,019,827

	Metals & Mining - 14.1%

33,046	AK Steel Holding Corp.	421,006
308,555	Alcoa, Inc.	3,150,347
28,081	Allegheny Technologies, Inc.	1,143,458
13,331	Carpenter Technology Corp.	413,394
40,956	Cliffs Natural Resources, Inc.	2,506,098
26,624	Coeur d’Alene Mines Corp.*	456,868
33,967	Commercial Metals Co.	442,590
9,793	Compass Minerals International, Inc.	702,648
130,007	Freeport-McMoRan Copper & Gold, Inc.	9,357,904
73,237	Hecla Mining Co.*	418,916
4,441	Kaiser Aluminum Corp.	163,962
146,211	Newmont Mining Corp.	8,965,658
86,167	Nucor Corp.	3,169,222
19,373	Reliance Steel & Aluminum Co.	721,644
15,963	Royal Gold, Inc.	783,304
9,065	RTI International Metals, Inc.*	250,194
64,057	Southern Copper Corp.	1,937,084
65,071	Steel Dynamics, Inc.	891,473
25,877	Titanium Metals Corp.*	468,891
43,346	United States Steel Corp.	1,842,638
16,193	Walter Energy, Inc.	1,166,544
19,448	Worthington Industries, Inc.	276,551
		39,650,394
	Oil, Gas & Consumable Fuels - 3.3%

36,083	Alpha Natural Resources, Inc.*	1,339,762
49,138	Arch Coal, Inc.	1,106,096
68,265	CONSOL Energy, Inc.	2,198,133
31,140	Massey Energy Co.	895,275
23,274	Patriot Coal Corp.*	239,257
80,623	Peabody Energy Corp.	3,450,664
33,974	USEC, Inc.*	159,678
		9,388,865
	Paper & Forest Products - 1.2%

12,685	Domtar Corp.	761,354
122,184	International Paper Co.	2,499,884
		3,261,238
	Total Common Stocks (Cost $104,563,828)	114,914,985

Principal Amount
	U.S. Government & Agency Securities (a) - 5.5%
	Federal Home Loan Bank
$2,878,919	0.11%, due 09/01/10	2,878,919
2,166,008	0.10%, due 09/02/10	2,166,008
9,032,399	0.11%, due 09/02/10	9,032,399
1,357,664	0.15%, due 09/03/10	1,357,664
27,097	0.16%, due 09/03/10	27,097
	Total U.S. Government & Agency Securities (Cost $15,462,087)	15,462,087

	Repurchase Agreements (a) - 45.4%
10,355,431	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $10,355,500 (b)	10,355,431
27,097,610	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $27,098,664 (c)	27,097,610
13,166,211	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $13,166,299 (d)	13,166,211
4,516,268	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $4,516,299 (e)	4,516,268
18,065,073	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $18,065,811 (f)	18,065,073
3,626,344	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $3,626,368 (g)	3,626,344
19,048,303	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $19,048,435 (h)	19,048,303
22,681,776	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $22,681,927 (i)	22,681,776

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$8,539,583	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $8,539,638(j)	$8,539,583
	Total Repurchase Agreements (Cost $127,096,599)	127,096,599
	Total Investment Securities (Cost $247,122,514) — 91.9%	257,473,671
	Other assets less liabilities — 8.1%	22,541,711
	Net Assets — 100.0%	$280,015,382

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $77,931,723.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $10,562,540. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $27,639,686. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $13,429,573. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $4,606,622. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $18,426,376. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $3,698,891. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $19,429,271. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $23,135,472. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $8,710,412. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,177,430
Aggregate gross unrealized depreciation	(6,680,965)
Net unrealized appreciation	$9,496,465
Federal income tax cost of investments	$247,977,206

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of August 31, 2010:

		Unrealized
	Notional Amount	Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$89,998,783	$6,098,314

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	19,540,340	(2,108,355)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	28,775,727	273,703

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	39,726,829	(2,123,817)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	247,912,314	23,214,013

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	17,298,589	(3,172,594)

		$22,181,264

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 77.9%
	Auto Components - 2.4%

1,494	BorgWarner, Inc.*	$65,213
776	Cooper Tire & Rubber Co.	12,563
1,768	Dana Holding Corp.*	18,140
1,747	Gentex Corp.	30,695
3,048	Goodyear Tire & Rubber Co. (The)*	28,163
8,518	Johnson Controls, Inc.	225,983
593	Lear Corp.*	43,680
1,051	TRW Automotive Holdings Corp.*	36,533
		460,970
	Automobiles - 2.9%

42,345	Ford Motor Co.*	478,075
2,956	Harley-Davidson, Inc.	71,890
446	Thor Industries, Inc.	10,410
		560,375
	Beverages - 17.1%

236	Brown-Forman Corp., Class A	14,415
1,146	Brown-Forman Corp., Class B	70,238
806	Central European Distribution Corp.*	18,441
27,025	Coca-Cola Co. (The)	1,511,238
4,150	Coca-Cola Enterprises, Inc.	118,109
2,504	Constellation Brands, Inc., Class A*	41,717
3,119	Dr. Pepper Snapple Group, Inc.	114,841
898	Hansen Natural Corp.*	40,446
1,994	Molson Coors Brewing Co., Class B	86,859
20,472	PepsiCo, Inc.	1,313,893
		3,330,197
	Biotechnology - 0.0%

422	Martek Biosciences Corp.*	9,208

	Chemicals - 2.0%

6,869	Monsanto Co.	361,653
571	Scotts Miracle-Gro Co. (The), Class A	26,968
		388,621
	Commercial Services & Supplies - 0.1%

710	Herman Miller, Inc.	11,658
472	HNI Corp.	11,031
		22,689
	Distributors - 0.6%

2,024	Genuine Parts Co.	84,866
1,775	LKQ Corp.*	33,015
		117,881
	Food Products - 13.9%

7,457	Archer-Daniels-Midland Co.	229,526
1,830	Bunge Ltd.	96,990
2,676	Campbell Soup Co.	99,708
570	Chiquita Brands International, Inc.*	7,159
5,676	ConAgra Foods, Inc.	122,545
939	Corn Products International, Inc.	32,048
1,043	Darling International, Inc.*	7,843
2,290	Dean Foods Co.*	23,427
2,530	Del Monte Foods Co.	32,991
1,164	Flowers Foods, Inc.	30,078
532	Fresh Del Monte Produce, Inc.*	11,688
7,961	General Mills, Inc.	287,870
1,472	Green Mountain Coffee Roasters, Inc.*	45,367
3,980	H. J. Heinz Co.	184,035
515	Hain Celestial Group, Inc. (The)*	11,505
1,971	Hershey Co. (The)	91,592
916	Hormel Foods Corp.	39,525
1,498	J.M. Smucker Co. (The)	87,603
3,270	Kellogg Co.	162,454
20,325	Kraft Foods, Inc., Class A	608,734
258	Lancaster Colony Corp.	11,757
1,403	McCormick & Co., Inc. (Non-Voting)	55,938
2,596	Mead Johnson Nutrition Co.	135,485
695	Ralcorp Holdings, Inc.*	41,457
7,940	Sara Lee Corp.	114,654
1,964	Smithfield Foods, Inc.*	31,679
302	Tootsie Roll Industries, Inc.	7,130
442	TreeHouse Foods, Inc.*	18,343
3,905	Tyson Foods, Inc., Class A	63,964
		2,693,095
	Household Durables - 3.4%

3,523	D.R. Horton, Inc.	36,146
1,506	Garmin Ltd.	40,075
880	Harman International Industries, Inc.*	27,430
1,171	Jarden Corp.	31,547
969	KB Home	9,990
1,882	Leggett & Platt, Inc.	36,078
1,950	Lennar Corp., Class A	25,682
458	MDC Holdings, Inc.	12,192
701	Mohawk Industries, Inc.*	31,061
3,542	Newell Rubbermaid, Inc.	53,201
78	NVR, Inc.*	47,125
4,240	PulteGroup, Inc.*	34,047
547	Ryland Group, Inc.	8,812
2,028	Stanley Black & Decker, Inc.	108,782
858	Tempur-Pedic International, Inc.*	22,994
1,712	Toll Brothers, Inc.*	29,583
794	Tupperware Brands Corp.	31,236
951	Whirlpool Corp.	70,526
		656,507
	Household Products - 16.5%

889	Church & Dwight Co., Inc.	54,434
1,756	Clorox Co.	113,824
6,248	Colgate-Palmolive Co.	461,352
881	Energizer Holdings, Inc.*	55,547
5,271	Kimberly-Clark Corp.	339,452
36,558	Procter & Gamble Co. (The)	2,181,416
197	WD-40 Co.	6,929
		3,212,954
	Leisure Equipment & Products - 1.2%

1,123	Brunswick Corp.	14,273
820	Callaway Golf Co.	5,125
3,230	Eastman Kodak Co.*	11,273
1,658	Hasbro, Inc.	66,917
4,587	Mattel, Inc.	96,281
412	Polaris Industries, Inc.	21,972
627	Pool Corp.	11,568
		227,409
	Machinery - 0.4%

634	Briggs & Stratton Corp.	11,507
729	Snap-On, Inc.	30,057
812	WABCO Holdings, Inc.*	28,631
		70,195
	Personal Products - 2.0%

1,112	Alberto-Culver Co.	34,528
5,515	Avon Products, Inc.	160,486
1,540	Estee Lauder Cos., Inc. (The), Class A	86,348

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
766	Herbalife Ltd.	$42,574
728	NBTY, Inc.*	39,669
651	Nu Skin Enterprises, Inc., Class A	16,646
		380,251
	Software - 0.8%

7,080	Activision Blizzard, Inc.	75,685
4,146	Electronic Arts, Inc.*	63,185
1,073	Take-Two Interactive Software, Inc.*	8,927
1,438	TiVo, Inc.*	11,303
		159,100
	Textiles, Apparel & Luxury Goods - 3.9%

754	Carter’s, Inc.*	16,844
3,873	Coach, Inc.	138,808
490	Deckers Outdoor Corp.*	21,300
599	Fossil, Inc.*	28,447
1,191	Hanesbrands, Inc.*	28,513
905	Iconix Brand Group, Inc.*	13,788
1,107	Jones Apparel Group, Inc.	17,026
3,484	NIKE, Inc., Class B	243,880
659	Phillips-Van Heusen Corp.	30,103
835	Polo Ralph Lauren Corp.	63,243
454	Skechers U.S.A., Inc., Class A*	11,563
543	Timberland Co. (The), Class A*	8,726
444	Under Armour, Inc., Class A*	15,926
1,106	VF Corp.	78,106
564	Warnaco Group, Inc. (The)*	23,620
629	Wolverine World Wide, Inc.	15,895
		755,788
	Tobacco - 10.7%

26,435	Altria Group, Inc.	590,029
1,953	Lorillard, Inc.	148,448
23,677	Philip Morris International, Inc.	1,217,945
2,146	Reynolds American, Inc.	117,043
311	Universal Corp.	11,090
		2,084,555
	Total Common Stocks (Cost $14,300,502)	15,129,795

Principal Amount
	U.S. Government & Agency Securities (a) - 2.2%
	Federal Home Loan Bank
$81,211	0.11%, due 09/01/10	81,211
61,100	0.10%, due 09/02/10	61,100
254,793	0.11%, due 09/02/10	254,793
38,298	0.15%, due 09/03/10	38,298
764	0.16%, due 09/03/10	764
	Total U.S. Government & Agency Securities (Cost $436,166)	436,166

	Repurchase Agreements (a) - 18.8%
296,412	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $296,414 (b)	296,412
764,389	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $764,419 (c)	764,389
371,402	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $371,404 (d)	371,402
127,398	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $127,399 (e)	127,398
509,593	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $509,614 (f)	509,593
105,924	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $105,925 (g)	105,924
559,107	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $559,111 (h)	559,107
667,174	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $667,178 (i)	667,174
240,892	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $240,894 (j)	240,892
	Total Repurchase Agreements (Cost $3,642,291)	3,642,291
	Total Investment Securities (Cost $18,378,959) — 98.9%	19,208,252
	Other assets less liabilities — 1.1%	209,768
	Net Assets — 100.0%	$19,418,020

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $5,492,932.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $302,340. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $779,680. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $378,831. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $129,947. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $519,785. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $108,043. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $570,289. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $680,519. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $245,711. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,743,645
Aggregate gross unrealized depreciation	(1,477,839)
Net unrealized appreciation	$265,806
Federal income tax cost of investments	$18,942,446

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$15,084,179	$357,627

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	1,482,659	(71,475)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	2,501,964	(39,089)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	2,587,744	58,430

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	1,987,905	(94,730)

		$210,763

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 77.5%
	Airlines - 1.8%

350	Alaska Air Group, Inc.*	$15,481
3,312	AMR Corp.*	20,236
1,389	Continental Airlines, Inc., Class B*	31,030
7,826	Delta Air Lines, Inc.*	81,860
2,441	JetBlue Airways Corp.*	13,938
557	Skywest, Inc.	7,096
7,387	Southwest Airlines Co.	81,626
1,688	UAL Corp.*	35,769
1,605	US Airways Group, Inc.*	14,509
		301,545
	Commercial Services & Supplies - 0.2%

741	Copart, Inc.*	24,490
514	Rollins, Inc.	10,527
		35,017
	Diversified Consumer Services - 1.5%

1,349	Apollo Group, Inc., Class A*	57,306
655	Career Education Corp.*	11,482
873	Corinthian Colleges, Inc.*	4,260
617	DeVry, Inc.	23,514
3,280	H&R Block, Inc.	42,148
617	Hillenbrand, Inc.	11,742
344	ITT Educational Services, Inc.*	18,321
303	Matthews International Corp., Class A	9,542
569	Regis Corp.	9,542
2,539	Service Corp. International	19,525
671	Sotheby’s	17,855
140	Strayer Education, Inc.	20,269
352	Weight Watchers International, Inc.	10,039
		255,545
	Electronic Equipment, Instruments & Components - 0.2%

535	Dolby Laboratories, Inc., Class A*	29,650

	Food & Staples Retailing - 14.3%

535	BJ’s Wholesale Club, Inc.*	22,449
505	Casey’s General Stores, Inc.	18,998
4,377	Costco Wholesale Corp.	247,519
13,559	CVS Caremark Corp.	366,093
5,980	Kroger Co. (The)	117,986
6,032	Rite Aid Corp.*	5,258
420	Ruddick Corp.	13,595
3,868	Safeway, Inc.	72,718
2,112	SUPERVALU, Inc.	20,529
5,870	Sysco Corp.	161,366
396	United Natural Foods, Inc.*	13,757
9,748	Walgreen Co.	262,026
21,202	Wal-Mart Stores, Inc.	1,063,068
1,343	Whole Foods Market, Inc.*	46,723
		2,432,085
	Health Care Providers & Services - 2.3%

2,813	AmerisourceBergen Corp.	76,739
3,593	Cardinal Health, Inc.	107,646
228	Chemed Corp.	11,377
2,677	McKesson Corp.	155,400
1,198	Omnicare, Inc.	23,002
843	VCA Antech, Inc.*	16,666
		390,830
	Hotels, Restaurants & Leisure - 12.9%

542	Bally Technologies, Inc.*	17,046
309	Bob Evans Farms, Inc.	7,895
565	Boyd Gaming Corp.*	3,921
1,008	Brinker International, Inc.	15,876
916	Burger King Holdings, Inc.	15,068
4,159	Carnival Corp.	129,678
219	CEC Entertainment, Inc.*	6,870
564	Cheesecake Factory, Inc. (The)*	12,628
315	Chipotle Mexican Grill, Inc.*	47,511
324	Choice Hotels International, Inc.	10,653
228	Cracker Barrel Old Country Store, Inc.	10,171
1,389	Darden Restaurants, Inc.	57,310
350	Gaylord Entertainment Co.*	9,156
360	Hyatt Hotels Corp., Class A*	13,558
2,958	International Game Technology	43,187
278	International Speedway Corp., Class A	6,363
395	Interval Leisure Group, Inc.*	4,941
551	Jack in the Box, Inc.*	11,119
4,308	Las Vegas Sands Corp.*	122,046
411	Life Time Fitness, Inc.*	13,962
3,137	Marriott International, Inc., Class A	100,415
10,752	McDonald’s Corp.	785,541
2,487	MGM Resorts International*	22,408
1,065	Orient-Express Hotels Ltd., Class A*	9,201
220	P.F. Chang’s China Bistro, Inc.	9,418
300	Panera Bread Co., Class A*	23,982
211	Papa John’s International, Inc.*	5,024
669	Penn National Gaming, Inc.*	18,852
595	Pinnacle Entertainment, Inc.*	5,831
1,339	Royal Caribbean Cruises Ltd.*	32,886
690	Scientific Games Corp., Class A*	7,045
606	Sonic Corp.*	4,648
7,407	Starbucks Corp.	170,287
1,742	Starwood Hotels & Resorts Worldwide, Inc.	81,404
361	Vail Resorts, Inc.*	11,924
3,366	Wendy’s/Arby’s Group, Inc., Class A	13,094
585	WMS Industries, Inc.*	20,674
1,779	Wyndham Worldwide Corp.	41,255
870	Wynn Resorts Ltd.	70,131
4,656	Yum! Brands, Inc.	194,155
		2,187,134
	Internet & Catalog Retail - 4.4%

3,461	Amazon.com, Inc.*	432,037
2,076	Expedia, Inc.	47,457
394	HSN, Inc.*	10,358
5,623	Liberty Media Corp. - Interactive, Class A*	59,323
450	NetFlix, Inc.*	56,484
473	priceline.com, Inc.*	137,870
		743,529
	Internet Software & Services - 1.8%

11,177	eBay, Inc.*	259,754
561	GSI Commerce, Inc.*	12,774
810	ValueClick, Inc.*	8,829
478	WebMD Health Corp.*	24,349
		305,706
	IT Services - 0.1%

784	Acxiom Corp.*	9,718

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Media - 19.2%

264	Arbitron, Inc.	$6,716
2,505	Cablevision Systems Corp., Class A	62,850
6,225	CBS Corp., Class B	86,029
20,513	Comcast Corp., Class A	351,183
7,444	Comcast Corp., Special, Class A	119,625
537	CTC Media, Inc.	9,612
8,837	DIRECTV, Class A*	335,099
1,335	Discovery Communications, Inc., Class A*	50,396
1,395	Discovery Communications, Inc., Class C*	47,151
2,072	DISH Network Corp., Class A	37,192
636	DreamWorks Animation SKG, Inc., Class A*	18,845
2,354	Gannett Co., Inc.	28,460
4,843	Interpublic Group of Cos., Inc. (The)*	41,311
484	John Wiley & Sons, Inc., Class A	17,226
573	Lamar Advertising Co., Class A*	15,018
1,221	Liberty Global, Inc., Class A*	33,602
1,305	Liberty Global, Inc., Class C*	35,940
828	Liberty Media Corp. - Capital, Class A*	37,326
496	Liberty Media Corp. - Starz, Class A*	29,631
1,423	Live Nation Entertainment, Inc.*	12,295
615	Madison Square Garden, Inc., Class A*	12,045
3,133	McGraw-Hill Cos., Inc. (The)	86,627
359	Meredith Corp.	10,504
215	Morningstar, Inc.*	8,697
962	New York Times Co. (The), Class A*	6,907
18,082	News Corp., Class A	227,291
4,333	News Corp., Class B	61,095
3,058	Omnicom Group, Inc.	107,061
780	Regal Entertainment Group, Class A	9,602
276	Scholastic Corp.	6,467
887	Scripps Networks Interactive, Inc., Class A	35,640
3,510	Time Warner Cable, Inc.	181,151
11,408	Time Warner, Inc.	342,012
496	Valassis Communications, Inc.*	14,538
5,529	Viacom, Inc., Class B	173,721
17,948	Walt Disney Co. (The)	584,925
57	Washington Post Co. (The), Class B	20,533
		3,264,323
	Multiline Retail - 5.0%

454	99 Cents Only Stores*	7,945
808	Big Lots, Inc.*	25,258
549	Dillard’s, Inc., Class A	12,007
1,317	Dollar Tree, Inc.*	59,699
1,269	Family Dollar Stores, Inc.	54,300
2,066	J.C. Penney Co., Inc.	41,320
2,861	Kohl’s Corp.*	134,410
4,182	Macy’s, Inc.	81,298
1,678	Nordstrom, Inc.	48,528
1,401	Saks, Inc.*	11,054
494	Sears Holdings Corp.*	30,578
6,679	Target Corp.	341,698
		848,095
	Professional Services - 0.4%

502	Dun & Bradstreet Corp.	33,082
467	IHS, Inc., Class A*	28,856
		61,938
	Road & Rail - 0.1%

1,015	Avis Budget Group, Inc.*	9,257
1,834	Hertz Global Holdings, Inc.*	15,607
		24,864
	Software - 0.2%

425	Factset Research Systems, Inc.	31,259

	Specialty Retail - 13.1%

694	Aaron’s, Inc.	11,305
868	Abercrombie & Fitch Co., Class A	30,033
875	Advance Auto Parts, Inc.	47,661
939	Aeropostale, Inc.*	20,001
1,785	American Eagle Outfitters, Inc.	22,562
582	AnnTaylor Stores Corp.*	8,922
725	AutoNation, Inc.*	16,371
290	AutoZone, Inc.*	60,836
389	Barnes & Noble, Inc.	5,889
2,610	Bed Bath & Beyond, Inc.*	93,882
3,426	Best Buy Co., Inc.	107,542
268	Buckle, Inc. (The)	6,419
2,220	CarMax, Inc.*	44,245
275	Cato Corp. (The), Class A	6,311
1,749	Chico’s FAS, Inc.	14,429
194	Children’s Place Retail Stores, Inc. (The)*	8,470
637	Collective Brands, Inc.*	8,236
891	Dick’s Sporting Goods, Inc.*	21,803
690	Dress Barn, Inc. (The)*	14,387
1,543	Foot Locker, Inc.	18,115
1,523	GameStop Corp., Class A*	27,307
3,797	Gap, Inc. (The)	64,131
237	Genesco, Inc.*	5,982
240	Group 1 Automotive, Inc.*	6,058
585	Guess?, Inc.	18,901
298	Gymboree Corp.*	11,214
16,922	Home Depot, Inc.	470,601
519	J. Crew Group, Inc.*	15,824
2,739	Limited Brands, Inc.	64,640
14,381	Lowe’s Cos., Inc.	291,934
465	Men’s Wearhouse, Inc. (The)	8,965
2,718	Office Depot, Inc.*	9,268
845	OfficeMax, Inc.*	8,230
1,362	O’Reilly Automotive, Inc.*	64,382
1,178	PetSmart, Inc.	37,566
1,246	RadioShack Corp.	23,026
658	Rent-A-Center, Inc.	13,213
1,219	Ross Stores, Inc.	60,499
947	Sally Beauty Holdings, Inc.*	8,173
850	Signet Jewelers Ltd.*	22,474
7,271	Staples, Inc.	129,206
1,259	Tiffany & Co.	49,894
4,069	TJX Cos., Inc.	161,499
361	Tractor Supply Co.	24,541
1,328	Urban Outfitters, Inc.*	40,265
961	Williams-Sonoma, Inc.	24,948
		2,230,160
	Total Common Stocks (Cost $13,125,769)	13,151,398

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 3.5%
	Federal Home Loan Bank
$109,059	0.11%, due 09/01/10	$109,059
82,052	0.10%, due 09/02/10	82,052
342,164	0.11%, due 09/02/10	342,164
51,431	0.15%, due 09/03/10	51,431
1,026	0.16%, due 09/03/10	1,026
	Total U.S. Government & Agency Securities (Cost $585,732)	585,732

	Repurchase Agreements (a) - 28.5%
393,398	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $393,401(b)	393,398
1,026,508	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $1,026,548(c)	1,026,508
498,761	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $498,764(d)	498,761
171,085	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $171,086(e)	171,085
684,339	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $684,367(f)	684,339
138,314	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $138,315(g)	138,314
727,236	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $727,241(h)	727,236
866,324	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $866,330(i)	866,324
323,496	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $323,498(j)	323,496
	Total Repurchase Agreements (Cost $4,829,461)	4,829,461
	Total Investment Securities (Cost $18,540,962) — 109.5%	18,566,591
	Liabilities in excess of other assets — (9.5%)	(1,604,699)
	Net Assets — 100.0%	$16,961,892

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $7,423,300.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $401,266. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $1,047,043. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $508,738. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $174,508. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $698,026. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $141,081. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $741,781. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $883,653. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $329,967. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,495,103
Aggregate gross unrealized depreciation	(2,333,041)
Net unrealized depreciation	$(837,938)
Federal income tax cost of investments	$19,404,529

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$12,227,752	$(646,306)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	509,144	(84,967)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	7,217,672	(804,587)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	723,417	(82,130)

		$(1,617,990)

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 79.0%
	Capital Markets - 10.8%

22,162	Affiliated Managers Group, Inc.*	$1,423,022
126,918	Ameriprise Financial, Inc.	5,531,086
601,180	Bank of New York Mellon Corp. (The)	14,590,639
20,803	BlackRock, Inc.	2,952,986
481,388	Charles Schwab Corp. (The)	6,142,511
99,819	E*Trade Financial Corp.*	1,238,754
58,722	Eaton Vance Corp.	1,526,185
51,168	Federated Investors, Inc., Class B	1,066,853
77,491	Franklin Resources, Inc.	7,478,656
85,819	GLG Partners, Inc.*	383,611
214,433	Goldman Sachs Group, Inc. (The)	29,364,455
14,653	Greenhill & Co., Inc.	1,032,011
217,057	Invesco Ltd.	3,928,732
21,621	Investment Technology Group, Inc.*	287,343
91,381	Janus Capital Group, Inc.	829,739
55,770	Jefferies Group, Inc.	1,255,383
17,336	KBW, Inc.	380,872
44,308	Knight Capital Group, Inc., Class A*	526,379
79,684	Legg Mason, Inc.	2,018,396
48,331	MF Global Holdings Ltd.*	318,985
634,687	Morgan Stanley	15,670,422
120,100	Northern Trust Corp.	5,541,414
22,394	optionsXpress Holdings, Inc.*	318,891
10,337	Piper Jaffray Cos.*	285,508
49,206	Raymond James Financial, Inc.	1,135,674
77,539	SEI Investments Co.	1,372,440
246,007	State Street Corp.	8,629,925
15,249	Stifel Financial Corp.*	659,977
128,848	T. Rowe Price Group, Inc.	5,640,965
117,405	TD Ameritrade Holding Corp.*	1,715,287
42,815	Waddell & Reed Financial, Inc., Class A	985,173
		124,232,274
	Commercial Banks - 13.8%

86,026	Associated Banc-Corp	1,037,474
38,799	BancorpSouth, Inc.	494,687
23,739	Bank of Hawaii Corp.	1,060,184
344,028	BB&T Corp.	7,609,899
13,282	BOK Financial Corp.	590,252
147,662	CapitalSource, Inc.	745,693
39,055	Cathay General Bancorp	374,537
88,215	CIT Group, Inc.*	3,235,726
23,760	City National Corp./CA	1,150,934
87,727	Comerica, Inc.	3,018,686
36,783	Commerce Bancshares, Inc./MO	1,314,257
28,248	Cullen/Frost Bankers, Inc.	1,447,710
73,600	East West Bancorp, Inc.	1,076,032
395,667	Fifth Third Bancorp	4,372,120
10,297	First Financial Bankshares, Inc.	459,967
112,943	First Horizon National Corp.*	1,138,465
35,453	First Midwest Bancorp, Inc./IL	389,274
53,615	FirstMerit Corp.	927,540
56,698	FNB Corp./PA	440,543
98,125	Fulton Financial Corp.	812,475
35,053	Glacier Bancorp, Inc.	485,134
15,735	Hancock Holding Co.	428,307
355,744	Huntington Bancshares, Inc./OH	1,881,886
13,304	Iberiabank Corp.	648,570
26,604	International Bancshares Corp.	415,022
437,084	KeyCorp	3,221,309
42,434	M&T Bank Corp.	3,634,048
261,036	Marshall & Ilsley Corp.	1,709,786
26,126	MB Financial, Inc.	391,368
62,537	National Penn Bancshares, Inc.	363,340
43,370	Old National Bancorp/IN	399,871
15,562	PacWest Bancorp	265,488
5,995	Park National Corp.	360,000
261,712	PNC Financial Services Group, Inc.	13,336,844
318,181	Popular, Inc.*	814,543
35,528	PrivateBancorp, Inc.	371,623
22,918	Prosperity Bancshares, Inc.	652,017
591,123	Regions Financial Corp.	3,800,921
50,925	Sterling Bancshares, Inc./TX	252,588
248,168	SunTrust Banks, Inc.	5,581,298
64,497	Susquehanna Bancshares, Inc.	510,171
20,582	SVB Financial Group*	765,033
215,898	Synovus Financial Corp.	444,750
66,680	TCF Financial Corp.	952,190
28,015	Trustmark Corp.	534,246
951,209	U.S. Bancorp	19,785,147
16,236	UMB Financial Corp.	517,604
56,360	Umpqua Holdings Corp.	586,144
21,445	United Bankshares, Inc.	493,449
80,649	Valley National Bancorp	1,050,857
32,765	Webster Financial Corp.	527,189
2,437,932	Wells Fargo & Co.	57,413,299
14,434	Westamerica Bancorp.	731,515
47,982	Whitney Holding Corp./LA	356,506
45,367	Wilmington Trust Corp.	399,230
15,001	Wintrust Financial Corp.	431,429
79,731	Zions Bancorp.	1,469,442
		157,678,619
	Consumer Finance - 3.2%

529,681	American Express Co.	21,118,381
33,648	AmeriCredit Corp.*	814,282
227,053	Capital One Financial Corp.	8,596,227
270,546	Discover Financial Services	3,925,622
241,666	SLM Corp.*	2,670,409
		37,124,921
	Diversified Financial Services - 16.9%

4,943,990	Bank of America Corp.	61,552,676
10,497,446	Citigroup, Inc.*	39,050,499
32,866	CME Group, Inc.	8,153,397
36,622	IntercontinentalExchange, Inc.*	3,499,598
1,976,592	JPMorgan Chase & Co.	71,868,885
101,495	Moody’s Corp.	2,145,604
57,734	MSCI, Inc., Class A*	1,726,247
82,563	NASDAQ OMX Group, Inc. (The)*	1,478,704
128,849	NYSE Euronext	3,574,271
		193,049,881
	Insurance - 17.4%

165,619	ACE Ltd.	8,855,648
231,896	Aflac, Inc.	10,957,086
3,684	Alleghany Corp.*	1,096,543
20,299	Allied World Assurance Co. Holdings Ltd.	1,022,461
250,861	Allstate Corp. (The)	6,923,764
40,132	American Financial Group, Inc./OH	1,154,598
58,777	American International Group, Inc.*	1,994,304

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,124	American National Insurance Co.	$545,413
118,099	AON Corp.	4,279,908
26,255	Arch Capital Group Ltd.*	2,095,149
15,452	Argo Group International Holdings Ltd.	470,822
50,650	Arthur J. Gallagher & Co.	1,258,652
36,143	Aspen Insurance Holdings Ltd.	1,026,461
55,629	Assurant, Inc.	2,033,796
83,846	Assured Guaranty Ltd.	1,295,421
63,047	Axis Capital Holdings Ltd.	1,946,891
384,908	Berkshire Hathaway, Inc., Class B*	30,323,052
57,218	Brown & Brown, Inc.	1,089,431
163,448	Chubb Corp.	9,009,254
75,565	Cincinnati Financial Corp.	2,016,074
122,902	CNO Financial Group, Inc.*	581,326
24,074	Delphi Financial Group, Inc., Class A	536,850
24,245	Endurance Specialty Holdings Ltd.	893,186
14,407	Erie Indemnity Co., Class A	756,367
29,973	Everest Re Group Ltd.	2,372,063
114,739	Fidelity National Financial, Inc., Class A	1,664,863
60,067	First American Financial Corp.	890,794
243,054	Genworth Financial, Inc., Class A*	2,632,275
22,306	Hanover Insurance Group, Inc. (The)	967,634
220,941	Hartford Financial Services Group, Inc.	4,454,171
57,205	HCC Insurance Holdings, Inc.	1,443,282
19,436	Horace Mann Educators Corp.	318,750
150,281	Lincoln National Corp.	3,510,564
169,140	Loews Corp.	5,943,580
4,880	Markel Corp.*	1,599,274
269,055	Marsh & McLennan Cos., Inc.	6,381,985
80,437	MBIA, Inc.*	752,890
13,090	Mercury General Corp.	513,390
288,214	MetLife, Inc.	10,836,846
38,727	Montpelier Re Holdings Ltd.	613,436
119,671	Old Republic International Corp.	1,529,395
38,933	PartnerRe Ltd.	2,898,562
22,632	Platinum Underwriters Holdings Ltd.	910,033
149,374	Principal Financial Group, Inc.	3,443,071
16,128	ProAssurance Corp.*	853,978
315,552	Progressive Corp. (The)	6,247,930
44,166	Protective Life Corp.	825,021
229,351	Prudential Financial, Inc.	11,598,280
36,207	Reinsurance Group of America, Inc.	1,583,694
28,804	RenaissanceRe Holdings Ltd.	1,635,779
8,732	RLI Corp.	458,081
26,248	Selective Insurance Group, Inc.	390,045
23,559	StanCorp Financial Group, Inc.	839,407
41,159	Torchmark Corp.	2,031,197
20,353	Tower Group, Inc.	436,775
31,995	Transatlantic Holdings, Inc.	1,525,202
246,436	Travelers Cos., Inc. (The)	12,070,435
22,721	Unitrin, Inc.	540,760
164,730	Unum Group	3,302,836
44,390	Validus Holdings Ltd.	1,130,613
66,593	W. R. Berkley Corp.	1,754,726
3,821	White Mountains Insurance Group Ltd.	1,159,979
83,754	Willis Group Holdings plc	2,435,566
170,232	XL Group plc	3,048,855
		199,708,474
	IT Services - 2.8%

47,852	Mastercard, Inc., Class A	9,491,923
246,260	Visa, Inc., Class A	16,987,015
335,645	Western Union Co. (The)	5,262,913
		31,741,851
	Professional Services - 0.2%

62,835	Equifax, Inc.	1,851,747

	Real Estate Investment Trusts - 12.0%

21,980	Alexandria Real Estate Equities, Inc.	1,524,753
83,667	AMB Property Corp.	1,990,438
32,180	American Campus Communities, Inc.	958,642
308,195	Annaly Capital Management, Inc.	5,356,429
58,139	Apartment Investment & Management Co., Class A	1,188,361
41,284	AvalonBay Communities, Inc.	4,343,902
56,484	BioMed Realty Trust, Inc.	965,312
68,945	Boston Properties, Inc.	5,612,123
65,368	Brandywine Realty Trust	718,394
31,736	BRE Properties, Inc.	1,297,368
32,756	Camden Property Trust	1,498,915
68,588	CBL & Associates Properties, Inc.	836,774
352,325	Chimera Investment Corp.	1,384,637
32,985	Colonial Properties Trust	523,142
32,135	CommonWealth REIT	775,096
29,314	Corporate Office Properties Trust	1,058,235
105,048	DCT Industrial Trust, Inc.	486,372
94,006	Developers Diversified Realty Corp.	973,902
75,275	DiamondRock Hospitality Co.*	659,409
42,210	Digital Realty Trust, Inc.	2,501,787
60,428	Douglas Emmett, Inc.	974,099
110,568	Duke Realty Corp.	1,239,467
28,423	DuPont Fabros Technology, Inc.	702,332
13,398	EastGroup Properties, Inc.	472,280
23,129	Entertainment Properties Trust	996,629
15,104	Equity Lifestyle Properties, Inc.	781,330
140,761	Equity Residential	6,451,077
14,980	Essex Property Trust, Inc.	1,584,435
30,306	Federal Realty Investment Trust	2,402,963
35,825	Franklin Street Properties Corp.	420,227
18,006	Hatteras Financial Corp.	521,814
146,194	HCP, Inc.	5,148,953
61,195	Health Care REIT, Inc.	2,811,298
30,992	Healthcare Realty Trust, Inc.	725,523
35,613	Highwoods Properties, Inc.	1,113,975
18,070	Home Properties, Inc.	912,535
61,384	Hospitality Properties Trust	1,200,057
327,462	Host Hotels & Resorts, Inc.	4,299,576
26,009	Kilroy Realty Corp.	809,140
199,868	Kimco Realty Corp.	2,980,032
34,725	LaSalle Hotel Properties	731,656
54,179	Lexington Realty Trust	361,374
56,340	Liberty Property Trust	1,711,046
64,545	Macerich Co. (The)	2,673,454
39,402	Mack-Cali Realty Corp.	1,215,552
139,482	MFA Financial, Inc.	1,027,982

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
14,982	Mid-America Apartment Communities, Inc.	$846,034
41,447	National Retail Properties, Inc.	1,009,649
59,599	Nationwide Health Properties, Inc.	2,292,774
46,261	Omega Healthcare Investors, Inc.	992,298
80,992	Plum Creek Timber Co., Inc.	2,791,794
24,110	Post Properties, Inc.	612,394
19,881	Potlatch Corp.	666,014
235,424	ProLogis	2,554,350
70,160	Public Storage	6,877,083
39,529	Rayonier, Inc.	1,869,722
51,873	Realty Income Corp.	1,690,541
34,683	Redwood Trust, Inc.	478,972
40,691	Regency Centers Corp.	1,483,594
63,166	Senior Housing Properties Trust	1,484,401
143,813	Simon Property Group, Inc.	13,007,886
38,789	SL Green Realty Corp.	2,338,201
48,855	Sunstone Hotel Investors, Inc.*	418,687
20,037	Tanger Factory Outlet Centers	926,110
27,150	Taubman Centers, Inc.	1,126,453
80,683	UDR, Inc.	1,660,456
77,865	Ventas, Inc.	3,932,961
89,623	Vornado Realty Trust	7,264,840
30,219	Washington Real Estate Investment Trust	925,910
59,507	Weingarten Realty Investors	1,200,851
		137,374,772
	Real Estate Management & Development - 0.7%

128,874	Brookfield Properties Corp.	1,863,518
146,282	CB Richard Ellis Group, Inc., Class A*	2,401,950
60,102	Forest City Enterprises, Inc., Class A*	677,350
17,763	Forestar Group, Inc.*	264,313
20,388	Jones Lang LaSalle, Inc.	1,539,498
45,627	St. Joe Co. (The)*	1,098,698
		7,845,327
	Thrifts & Mortgage Finance - 1.2%

43,904	Astoria Financial Corp.	529,482
10,577	Capitol Federal Financial	271,406
103,699	First Niagara Financial Group, Inc.	1,170,762
242,701	Hudson City Bancorp, Inc.	2,797,129
100,228	MGIC Investment Corp.*	723,646
216,629	New York Community Bancorp, Inc.	3,442,235
49,653	NewAlliance Bancshares, Inc.	607,753
186,140	People’s United Financial, Inc.	2,367,701
28,165	Provident Financial Services, Inc.	323,052
66,158	Radian Group, Inc.	418,780
46,246	TFS Financial Corp.	425,001
38,247	TrustCo Bank Corp NY	203,474
55,852	Washington Federal, Inc.	797,008
		14,077,429
	Total Common Stocks (Cost $944,387,359)	904,685,295

Principal Amount
	U.S. Government & Agency Securities (a) - 3.6%
	Federal Home Loan Bank
$7,571,058	0.11%, due 09/01/10	7,571,058
5,696,227	0.10%, due 09/02/10	5,696,227
23,753,645	0.11%, due 09/02/10	23,753,645
3,570,420	0.15%, due 09/03/10	3,570,420
71,261	0.16%, due 09/03/10	71,261
	Total U.S. Government & Agency Securities (Cost $40,662,611)	40,662,611

	Repurchase Agreements (a) - 29.3%
27,328,041	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $27,328,223(b)	27,328,041
71,262,025	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $71,264,796(c)	71,262,025
34,624,856	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $34,625,087(d)	34,624,856
11,877,004	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $11,877,086(e)	11,877,004
47,508,016	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $47,509,956(f)	47,508,016
9,616,915	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $9,616,979(g)	9,616,915
50,575,288	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $50,575,639(h)	50,575,288
60,253,872	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $60,254,274(i)	60,253,872
22,457,630	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $22,457,773(j)	22,457,630
	Total Repurchase Agreements (Cost $335,503,647)	335,503,647
	Total Investment Securities (Cost $1,320,553,617) — 111.9%	1,280,851,553
	Liabilities in excess of other assets — (11.9%)	(136,343,398)
	Net Assets — 100.0%	$1,144,508,155

*                               Non-income producing security.

(a)                        A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $803,277,393.

See accompanying notes to schedules of portfolio investments.

(b)                       Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $27,874,603. The investment in the repurchase agreement was through participation in a pooled account.

(c)                        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $72,687,590. The investment in the repurchase agreement was through participation in a pooled account.

(d)                       Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $35,317,453. The investment in the repurchase agreement was through participation in a pooled account.

(e)                        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $12,114,620. The investment in the repurchase agreement was through participation in a pooled account.

(f)                          Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $48,458,180. The investment in the repurchase agreement was through participation in a pooled account.

(g)                       Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $9,809,308. The investment in the repurchase agreement was through participation in a pooled account.

(h)                       Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $51,586,800. The investment in the repurchase agreement was through participation in a pooled account.

(i)                           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $61,459,111. The investment in the repurchase agreement was through participation in a pooled account.

(j)                           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $22,906,880. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$172,443,611
Aggregate gross unrealized depreciation	(237,257,147)
Net unrealized depreciation	$(64,813,536)
Federal income tax cost of investments	$1,345,665,089

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$80,556,425	$(10,305,740)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	63,626,441	(8,079,937)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	27,332,083	(10,369,720)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	117,711,922	(11,176,407)

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Dow Jones U.S. FinancialsSM Index	246,762,350	(21,666,511)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	116,045,084	(5,357,683)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	733,190,004	(68,816,194)

		$(135,772,192)

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 93.8%
	Biotechnology - 13.4%

1,283	Acorda Therapeutics, Inc.*	$38,644
3,050	Alexion Pharmaceuticals, Inc.*	172,233
3,218	Alkermes, Inc.*	42,671
32,610	Amgen, Inc.*	1,664,414
4,429	Amylin Pharmaceuticals, Inc.*	90,972
8,626	Biogen Idec, Inc.*	464,079
3,459	BioMarin Pharmaceutical, Inc.*	70,183
2,790	Celera Corp.*	18,414
15,670	Celgene Corp.*	807,318
2,542	Cephalon, Inc.*	143,903
2,024	Cepheid, Inc.*	29,773
1,956	Cubist Pharmaceuticals, Inc.*	43,091
4,570	Dendreon Corp.*	163,789
9,033	Genzyme Corp.*	633,304
30,293	Gilead Sciences, Inc.*	965,135
6,377	Human Genome Sciences, Inc.*	185,507
3,843	Incyte Corp.*	48,114
3,160	Isis Pharmaceuticals, Inc.*	24,774
3,329	Myriad Genetics, Inc.*	52,132
2,117	Onyx Pharmaceuticals, Inc.*	50,998
4,060	PDL BioPharma, Inc.	22,980
2,191	Regeneron Pharmaceuticals, Inc.*	48,158
2,267	Savient Pharmaceuticals, Inc.*	32,690
2,170	Theravance, Inc.*	26,235
1,676	United Therapeutics Corp.*	77,465
6,879	Vertex Pharmaceuticals, Inc.*	229,346
		6,146,322
	Health Care Equipment & Supplies - 17.4%

2,598	Alcon, Inc.	421,396
2,832	Alere, Inc.*	79,211
2,509	American Medical Systems Holdings, Inc.*	45,714
20,594	Baxter International, Inc.	876,481
2,360	Beckman Coulter, Inc.	107,710
7,468	Becton, Dickinson and Co.	509,243
51,315	Boston Scientific Corp.*	266,325
3,284	C.R. Bard, Inc.	252,310
6,123	CareFusion Corp.*	132,134
1,545	Cooper Cos., Inc. (The)	62,325
17,153	Covidien plc	606,187
4,977	DENTSPLY International, Inc.	138,460
3,828	Edwards Lifesciences Corp.*	220,378
1,690	Gen-Probe, Inc.*	76,101
854	Haemonetics Corp.*	44,476
2,132	Hill-Rom Holdings, Inc.	68,437
8,799	Hologic, Inc.*	124,858
5,615	Hospira, Inc.*	288,386
1,959	IDEXX Laboratories, Inc.*	108,274
2,380	Immucor, Inc.*	41,888
1,324	Intuitive Surgical, Inc.*	350,900
1,051	Invacare Corp.	24,068
2,134	Kinetic Concepts, Inc.*	68,117
1,825	Masimo Corp.	41,537
37,776	Medtronic, Inc.	1,189,188
1,331	NuVasive, Inc.*	39,065
5,154	ResMed, Inc.*	155,342
1,377	Sirona Dental Systems, Inc.*	43,403
11,082	St. Jude Medical, Inc.*	383,105
1,839	STERIS Corp.	52,908
10,356	Stryker Corp.	447,276
1,350	Teleflex, Inc.	64,881
1,951	Thoratec Corp.*	62,822
4,232	Varian Medical Systems, Inc.*	225,312
1,131	West Pharmaceutical Services, Inc.	38,024
6,900	Zimmer Holdings, Inc.*	325,473
		7,981,715
	Health Care Providers & Services - 14.3%

14,462	Aetna, Inc.	386,425
950	Amedisys, Inc.*	21,964
1,739	AMERIGROUP Corp.*	64,169
1,908	Brookdale Senior Living, Inc.*	25,567
1,323	Catalyst Health Solutions, Inc.*	53,039
1,753	Centene Corp.*	35,446
9,359	CIGNA Corp.	301,547
3,229	Community Health Systems, Inc.*	84,180
5,042	Coventry Health Care, Inc.*	97,563
3,479	DaVita, Inc.*	224,813
1,025	Emergency Medical Services Corp., Class A*	49,251
17,326	Express Scripts, Inc.*	738,088
8,319	Health Management Associates, Inc., Class A*	51,994
3,411	Health Net, Inc.*	81,455
3,177	HealthSouth Corp.*	51,658
1,144	Healthways, Inc.*	14,300
3,110	Henry Schein, Inc.*	164,208
976	HMS Holdings Corp.*	50,928
5,792	Humana, Inc.*	276,800
3,552	Laboratory Corp. of America Holdings*	257,946
1,866	LifePoint Hospitals, Inc.*	56,764
3,369	Lincare Holdings, Inc.	77,554
1,134	Magellan Health Services, Inc.*	49,681
15,552	Medco Health Solutions, Inc.*	676,201
1,602	Mednax, Inc.*	74,237
2,125	Owens & Minor, Inc.	56,652
3,405	Patterson Cos., Inc.	86,112
1,036	PharMerica Corp.*	8,039
2,004	PSS World Medical, Inc.*	36,793
1,804	Psychiatric Solutions, Inc.*	60,163
5,109	Quest Diagnostics, Inc.	222,241
16,337	Tenet Healthcare Corp.*	64,041
38,953	UnitedHealth Group, Inc.	1,235,589
3,055	Universal Health Services, Inc., Class B	95,927
1,438	WellCare Health Plans, Inc.*	35,677
14,542	WellPoint, Inc.*	722,447
		6,589,459
	Life Sciences Tools & Services - 3.5%

640	Bio-Rad Laboratories, Inc., Class A*	52,819
2,251	Charles River Laboratories International, Inc.*	63,591
2,203	Covance, Inc.*	83,560
4,134	Illumina, Inc.*	177,307
6,215	Life Technologies Corp.*	265,816
1,971	Parexel International Corp.*	39,203
3,750	Pharmaceutical Product Development, Inc.	86,138
1,276	Techne Corp.	73,663
13,894	Thermo Fisher Scientific, Inc.*	585,215
3,160	Waters Corp.*	191,243
		1,618,555
	Pharmaceuticals - 45.2%

52,376	Abbott Laboratories	2,584,232
10,352	Allergan, Inc.	635,820
1,604	Auxilium Pharmaceuticals, Inc.*	41,560
58,479	Bristol-Myers Squibb Co.	1,525,132
33,422	Eli Lilly & Co.	1,121,642

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,536	Endo Pharmaceuticals Holdings, Inc.*	$96,073
10,269	Forest Laboratories, Inc.*	280,241
94,149	Johnson & Johnson	5,368,376
8,497	King Pharmaceuticals, Inc.*	74,009
2,053	Medicis Pharmaceutical Corp., Class A	56,457
106,046	Merck & Co., Inc.	3,728,577
10,495	Mylan, Inc.*	180,094
3,153	Nektar Therapeutics*	40,390
1,175	Par Pharmaceutical Cos., Inc.*	30,985
2,809	Perrigo Co.	160,085
274,205	Pfizer, Inc.	4,368,086
1,937	Salix Pharmaceuticals Ltd.*	73,335
1,972	Valeant Pharmaceuticals International*	113,765
3,318	Warner Chilcott plc, Class A*	94,297
3,825	Watson Pharmaceuticals, Inc.*	164,743
		20,737,899
	Total Common Stocks (Cost $44,925,557)	43,073,950

Principal Amount
	U.S. Government & Agency Securities (a) - 1.3%
	Federal Home Loan Bank
$106,812	0.11%, due 09/01/10	106,812
80,362	0.10%, due 09/02/10	80,362
335,114	0.11%, due 09/02/10	335,114
50,371	0.15%, due 09/03/10	50,371
1,005	0.16%, due 09/03/10	1,005
	Total U.S. Government & Agency Securities (Cost $573,664)	573,664

	Repurchase Agreements (a) - 10.5%
391,472	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $391,475 (b)	391,472
1,005,357	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $1,005,396 (c)	1,005,357
488,484	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $488,487 (d)	488,484
167,560	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $167,561 (e)	167,560
670,238	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $670,265 (f)	670,238
140,683	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $140,684 (g)	140,683
743,559	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $743,564 (h)	743,559
887,790	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $887,796 (i)	887,790
316,830	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $316,832 (j)	316,830
	Total Repurchase Agreements (Cost $4,811,973)	4,811,973
	Total Investment Securities (Cost $50,311,194) — 105.6%	48,459,587
	Liabilities in excess of other assets — (5.6%)	(2,551,576)
	Net Assets — 100.0%	$45,908,011

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $14,712,012.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $399,301. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $1,025,469. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $498,255. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $170,912. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $683,643. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $143,497. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $758,430. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $905,548. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $323,168. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,071,857
Aggregate gross unrealized depreciation	(4,101,512)
Net unrealized depreciation	$(2,029,655)
Federal income tax cost of investments	$50,489,242

Swap Agreements

Ultra Health Care had the following open swap agreements as of August 31, 2010:

	Notional Amount	Unrealized
	at Value	Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$17,801,269	$(975,543)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	9,307,786	(877,475)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	11,585,758	(214,455)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	9,827,987	(556,445)

		$(2,623,918)

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 88.9%
	Aerospace & Defense - 16.7%

755	AAR Corp.*	$11,597
638	Alliant Techsystems, Inc.*	42,044
1,855	BE Aerospace, Inc.*	49,992
13,179	Boeing Co. (The)	805,632
504	Ceradyne, Inc.*	11,007
893	Curtiss-Wright Corp.	23,745
579	Esterline Technologies Corp.*	26,634
6,273	General Dynamics Corp.	350,473
2,431	Goodrich Corp.	166,475
1,874	Hexcel Corp.*	31,970
13,605	Honeywell International, Inc.	531,819
3,573	ITT Corp.	151,852
2,273	L-3 Communications Holdings, Inc.	151,382
5,800	Lockheed Martin Corp.	403,216
799	Moog, Inc., Class A*	24,929
5,498	Northrop Grumman Corp.	297,552
1,113	Orbital Sciences Corp.*	14,458
2,762	Precision Castparts Corp.	312,603
7,472	Raytheon Co.	328,170
3,082	Rockwell Collins, Inc.	166,212
2,040	Spirit Aerosystems Holdings, Inc., Class A*	39,454
699	Teledyne Technologies, Inc.*	25,290
720	TransDigm Group, Inc.	41,681
16,860	United Technologies Corp.	1,099,441
		5,107,628
	Air Freight & Logistics - 5.8%

3,234	C.H. Robinson Worldwide, Inc.	210,178
4,155	Expeditors International of Washington, Inc.	164,496
5,670	FedEx Corp.	442,544
560	Forward Air Corp.	13,339
725	HUB Group, Inc., Class A*	19,271
13,919	United Parcel Service, Inc., Class B	888,032
1,942	UTi Worldwide, Inc.	27,207
		1,765,067
	Building Products - 0.8%

490	A. O. Smith Corp.	25,162
1,019	Lennox International, Inc.	43,195
7,006	Masco Corp.	73,493
2,181	Owens Corning*	59,323
735	Quanex Building Products Corp.	11,613
741	Simpson Manufacturing Co., Inc.	16,332
1,312	USG Corp.*	15,967
		245,085
	Chemicals - 0.8%

2,513	Nalco Holding Co.	57,095
1,803	Sherwin-Williams Co. (The)	126,895
1,813	Valspar Corp.	54,608
		238,598
	Commercial Services & Supplies - 3.3%

839	ABM Industries, Inc.	16,453
933	Brink’s Co. (The)	17,606
2,584	Cintas Corp.	65,866
447	Clean Harbors, Inc.*	27,021
2,217	Corrections Corp. of America*	49,461
1,001	Deluxe Corp.	16,747
361	G&K Services, Inc., Class A	7,252
3,601	Iron Mountain, Inc.	73,028
617	Mine Safety Appliances Co.	14,068
3,997	R.R. Donnelley & Sons Co.	60,535
6,037	Republic Services, Inc.	177,669
1,655	Stericycle, Inc.*	108,402
1,174	Tetra Tech, Inc.*	21,308
472	United Stationers, Inc.*	21,188
1,513	Waste Connections, Inc.*	57,116
8,815	Waste Management, Inc.	291,688
		1,025,408
	Communications Equipment - 0.1%

342	Black Box Corp.	9,644
1,826	CommScope, Inc.*	34,238
		43,882
	Construction & Engineering - 2.1%

1,939	Aecom Technology Corp.*	43,628
1,273	EMCOR Group, Inc.*	28,948
3,489	Fluor Corp.	155,819
2,314	Foster Wheeler AG*	49,358
668	Granite Construction, Inc.	14,703
751	Insituform Technologies, Inc., Class A*	15,290
2,415	Jacobs Engineering Group, Inc.*	83,752
3,150	KBR, Inc.	73,080
4,079	Quanta Services, Inc.*	73,177
1,616	Shaw Group, Inc. (The)*	52,358
1,627	URS Corp.*	58,035
		648,148
	Construction Materials - 0.6%

848	Eagle Materials, Inc.	19,462
884	Martin Marietta Materials, Inc.	64,709
452	Texas Industries, Inc.	13,668
2,249	Vulcan Materials Co.	82,673
		180,512
	Containers & Packaging - 2.5%

1,226	Aptargroup, Inc.	51,063
1,801	Ball Corp.	101,000
2,106	Bemis Co., Inc.	60,800
3,154	Crown Holdings, Inc.*	87,870
481	Greif, Inc., Class A	27,345
3,216	Owens-Illinois, Inc.*	80,593
1,997	Packaging Corp. of America	44,513
2,571	Pactiv Corp.*	82,478
755	Rock-Tenn Co., Class A	36,376
3,082	Sealed Air Corp.	63,212
991	Silgan Holdings, Inc.	29,621
1,939	Sonoco Products Co.	60,982
2,097	Temple-Inland, Inc.	33,405
		759,258
	Diversified Consumer Services - 0.1%

561	Coinstar, Inc.*	24,403

	Diversified Financial Services - 0.1%

1,054	PHH Corp.*	19,510

	Electrical Equipment - 5.1%

840	Acuity Brands, Inc.	32,542
813	American Superconductor Corp.*	21,862
2,067	AMETEK, Inc.	88,860
2,249	Babcock & Wilcox Co.*	50,378
831	Baldor Electric Co.	29,151
907	Belden, Inc.	19,863

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
950	Brady Corp., Class A	$24,472
3,252	Cooper Industries plc	136,877
14,720	Emerson Electric Co.	686,688
804	EnerSys*	17,744
1,013	General Cable Corp.*	22,539
2,427	GrafTech International Ltd.*	34,124
1,028	Hubbell, Inc., Class B	46,239
730	Regal-Beloit Corp.	40,384
2,759	Rockwell Automation, Inc.	141,095
1,830	Roper Industries, Inc.	106,286
1,027	Thomas & Betts Corp.*	37,948
1,134	Woodward Governor Co.	29,620
		1,566,672
	Electronic Equipment, Instruments & Components - 3.9%

6,803	Agilent Technologies, Inc.*	183,477
3,383	Amphenol Corp., Class A	137,756
571	Anixter International, Inc.*	26,198
2,367	Arrow Electronics, Inc.*	54,157
2,948	Avnet, Inc.*	67,509
1,001	AVX Corp.	12,442
1,228	Benchmark Electronics, Inc.*	17,229
752	Checkpoint Systems, Inc.*	13,792
704	Cognex Corp.	13,728
15,782	Flextronics International Ltd.*	77,805
2,981	FLIR Systems, Inc.*	74,883
779	Itron, Inc.*	42,066
3,911	Jabil Circuit, Inc.	40,088
423	Littelfuse, Inc.*	15,753
1,256	Molex, Inc.	22,168
1,370	Molex, Inc., Class A	20,660
1,195	National Instruments Corp.	34,452
765	Plexus Corp.*	17,610
2,342	Trimble Navigation Ltd.*	65,880
8,922	Tyco Electronics Ltd.	218,767
3,354	Vishay Intertechnology, Inc.*	25,792
237	Vishay Precision Group, Inc.*	3,434
		1,185,646
	Energy Equipment & Services - 0.2%

4,501	McDermott International, Inc.*	57,703

	Household Durables - 0.4%

2,963	Fortune Brands, Inc.	132,713

	Industrial Conglomerates - 14.7%

12,723	3M Co.	999,392
1,190	Carlisle Cos., Inc.	33,380
208,015	General Electric Co.	3,012,057
5,268	Textron, Inc.	89,925
9,941	Tyco International Ltd.	370,600
		4,505,354
	Internet Software & Services - 0.2%

2,458	Monster Worldwide, Inc.*	27,112
783	Vistaprint N.V.*	24,022
		51,134
	IT Services - 5.9%

12,329	Accenture plc, Class A	451,241
1,040	Alliance Data Systems Corp.*	58,438
9,780	Automatic Data Processing, Inc.	377,606
2,469	Broadridge Financial Solutions, Inc.	52,713
2,105	Convergys Corp.*	21,324
1,917	CoreLogic, Inc.	33,107
930	Euronet Worldwide, Inc.*	13,094
4,756	Fidelity National Information Services, Inc.	122,895
3,001	Fiserv, Inc.*	150,140
2,034	Genpact Ltd.*	28,456
1,589	Global Payments, Inc.	59,794
1,838	Hewitt Associates, Inc., Class A*	88,720
1,849	Lender Processing Services, Inc.	54,231
447	Mantech International Corp., Class A*	15,819
1,450	NeuStar, Inc., Class A*	32,103
6,319	Paychex, Inc.	157,280
609	TeleTech Holdings, Inc.*	7,722
3,838	Total System Services, Inc.	54,500
746	Wright Express Corp.*	23,954
		1,803,137
	Life Sciences Tools & Services - 0.5%

346	Dionex Corp.*	25,085
653	Mettler-Toledo International, Inc.*	72,215
2,273	PerkinElmer, Inc.	47,756
		145,056
	Machinery - 15.1%

1,322	Actuant Corp., Class A	26,202
1,805	AGCO Corp.*	59,655
360	Astec Industries, Inc.*	9,252
1,465	Bucyrus International, Inc.	84,223
11,089	Caterpillar, Inc.	722,559
994	CLARCOR, Inc.	33,438
990	Crane Co.	33,561
3,520	Cummins, Inc.	261,923
9,842	Danaher Corp.	357,560
8,208	Deere & Co.	519,320
1,390	Donaldson Co., Inc.	58,241
3,626	Dover Corp.	162,300
3,229	Eaton Corp.	224,351
515	ESCO Technologies, Inc.	16,042
1,088	Flowserve Corp.	97,245
1,008	Gardner Denver, Inc.	48,122
1,172	Graco, Inc.	32,711
1,566	Harsco Corp.	31,226
1,573	IDEX Corp.	46,860
8,362	Illinois Tool Works, Inc.	345,016
6,187	Ingersoll-Rand plc	201,263
1,991	Joy Global, Inc.	112,969
648	Kaydon Corp.	21,002
1,564	Kennametal, Inc.	39,413
836	Lincoln Electric Holdings, Inc.	41,441
2,531	Manitowoc Co., Inc. (The)	23,184
722	Mueller Industries, Inc.	17,025
3,001	Mueller Water Products, Inc., Class A	7,112
1,033	Navistar International Corp.*	43,262
595	Nordson Corp.	38,181
1,746	Oshkosh Corp.*	43,440
6,714	PACCAR, Inc.	275,207
2,279	Pall Corp.	77,919
3,141	Parker Hannifin Corp.	185,822
1,916	Pentair, Inc.	57,672
972	SPX Corp.	54,490
2,106	Terex Corp.*	38,350
1,505	Timken Co.	49,229
667	Toro Co. (The)	33,283
1,551	Trinity Industries, Inc.	26,553
412	Valmont Industries, Inc.	27,616

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
935	Westinghouse Air Brake Technologies Corp.	$39,766
		4,624,006
	Marine - 0.2%

805	Alexander & Baldwin, Inc.	27,241
537	Genco Shipping & Trading Ltd.*	8,077
1,046	Kirby Corp.*	38,524
		73,842
	Metals & Mining - 0.1%

443	Schnitzer Steel Industries, Inc., Class A	19,598

	Multi-Utilities - 0.2%

3,387	MDU Resources Group, Inc.	63,709

	Office Electronics - 0.1%

1,126	Zebra Technologies Corp., Class A*	32,226

	Oil, Gas & Consumable Fuels - 0.2%

523	Overseas Shipholding Group, Inc.	16,841
824	Teekay Corp.	20,031
1,159	World Fuel Services Corp.	29,601
		66,473
	Paper & Forest Products - 0.8%

2,472	Louisiana-Pacific Corp.*	16,463
3,330	MeadWestvaco Corp.	72,461
10,407	Weyerhaeuser Co.	163,391
		252,315
	Professional Services - 1.0%

664	Corporate Executive Board Co. (The)	18,619
916	FTI Consulting, Inc.*	30,026
1,597	Manpower, Inc.	67,872
973	Navigant Consulting, Inc.*	9,633
905	Resources Connection, Inc.	10,036
2,951	Robert Half International, Inc.	63,683
826	Towers Watson & Co., Class A	37,087
859	TrueBlue, Inc.*	9,269
2,012	Verisk Analytics, Inc., Class A*	55,974
		302,199
	Road & Rail - 6.0%

493	Arkansas Best Corp.	10,166
1,049	Con-way, Inc.	27,494
7,631	CSX Corp.	380,711
748	Genesee & Wyoming, Inc., Class A*	29,030
1,080	Heartland Express, Inc.	15,725
1,859	J.B. Hunt Transport Services, Inc.	60,864
1,984	Kansas City Southern*	66,603
1,140	Knight Transportation, Inc.	21,478
979	Landstar System, Inc.	35,224
7,145	Norfolk Southern Corp.	383,544
888	Old Dominion Freight Line, Inc.*	20,699
1,041	Ryder System, Inc.	39,943
9,810	Union Pacific Corp.	715,541
1,007	Werner Enterprises, Inc.	20,079
		1,827,101
	Semiconductors & Semiconductor Equipment - 0.1%

790	Veeco Instruments, Inc.*	26,252

	Software - 0.1%

1,634	Jack Henry & Associates, Inc.	38,464

	Trading Companies & Distributors - 1.2%

2,665	Fastenal Co.	120,645
789	GATX Corp.	21,540
496	Kaman Corp.	10,599
874	MSC Industrial Direct Co., Class A	38,954
1,172	United Rentals, Inc.*	13,185
1,204	W.W. Grainger, Inc.	127,371
542	Watsco, Inc.	27,832
821	WESCO International, Inc.*	26,502
		386,628
	Total Common Stocks (Cost $28,108,808)	27,217,727

Principal Amount
	U.S. Government & Agency Securities (a) - 1.9%
	Federal Home Loan Bank
$106,041	0.11%, due 09/01/10	106,041
79,782	0.10%, due 09/02/10	79,782
332,697	0.11%, due 09/02/10	332,697
50,008	0.15%, due 09/03/10	50,008
998	0.16%, due 09/03/10	998
	Total U.S. Government & Agency Securities (Cost $569,526)	569,526

	Repurchase Agreements (a) - 15.5%
386,478	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $386,481(b)	386,478
998,107	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $998,146(c)	998,107
484,961	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $484,964(d)	484,961
166,351	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $166,352(e)	166,351
665,405	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $665,432(f)	665,405
137,835	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $137,836(g)	137,835
727,199	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $727,204(h)	727,199
867,576	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $867,582(i)	867,576

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$314,546	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $314,548(j)	$314,546
	Total Repurchase Agreements (Cost $4,748,458)	4,748,458
	Total Investment Securities (Cost $33,426,792) — 106.3%	32,535,711
	Liabilities in excess of other assets — (6.3%)	(1,921,499)
	Net Assets — 100.0%	$30,614,212

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $11,948,114.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $394,208. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $1,018,074. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $494,662. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $169,679. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $678,713. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $140,592. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $741,743. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $884,930. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $320,838. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,544,451
Aggregate gross unrealized depreciation	(4,112,654)
Net unrealized depreciation	$(1,568,203)
Federal income tax cost of investments	$34,103,914

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Industrials had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$7,754,566	$(24,250)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	3,112,759	(927,249)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	19,512,918	(727,318)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	648,212	(60,363)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	2,707,308	(230,324)

		$(1,969,504)

See accompanying notes to schedules of portfolio investments.

Ultra KBW Regional Banking

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 88.6%
	Commercial Banks - 83.8%

12,605	Associated Banc-Corp	$152,016
4,936	BancorpSouth, Inc.	62,934
3,133	Bank of Hawaii Corp.	139,920
2,335	BOK Financial Corp.	103,767
23,743	Boston Private Financial Holdings, Inc.	148,869
14,205	Cathay General Bancorp	136,226
3,466	City Holding Co.	98,954
2,800	City National Corp./CA	135,632
7,136	Columbia Banking System, Inc.	127,092
6,203	Community Bank System, Inc.	140,064
18,206	CVB Financial Corp.	124,347
9,869	East West Bancorp, Inc.	144,285
14,804	First Commonwealth Financial Corp.	73,280
10,337	First Financial Bancorp	164,875
8,003	First Horizon National Corp.*	80,670
13,340	First Midwest Bancorp, Inc./IL	146,473
8,603	FirstMerit Corp.	148,832
20,074	FNB Corp./PA	155,975
19,608	Fulton Financial Corp.	162,354
7,535	Glacier Bancorp, Inc.	104,284
2,668	Hancock Holding Co.	72,623
2,067	Iberiabank Corp.	100,766
7,669	MB Financial, Inc.	114,882
16,272	National Penn Bancshares, Inc.	94,540
11,870	Old National Bancorp/IN	109,441
7,202	PacWest Bancorp	122,866
9,403	Pinnacle Financial Partners, Inc.*	80,490
6,469	PrivateBancorp, Inc.	67,666
3,201	Prosperity Bancshares, Inc.	91,069
5,002	S&T Bancorp, Inc.	84,884
4,337	Signature Bank/NY*	158,474
19,072	Sterling Bancshares, Inc./TX	94,597
14,872	Susquehanna Bancshares, Inc.	117,638
3,402	SVB Financial Group*	126,452
55,421	Synovus Financial Corp.	114,167
7,136	TCF Financial Corp.	101,902
8,404	Texas Capital Bancshares, Inc.*	128,581
5,469	Trustmark Corp.	104,294
2,401	UMB Financial Corp.	76,544
12,538	Umpqua Holdings Corp.	130,395
4,670	United Bankshares, Inc.	107,457
10,337	Valley National Bancorp	134,691
6,869	Webster Financial Corp.	110,522
1,866	Westamerica Bancorp.	94,569
13,605	Whitney Holding Corp./LA	101,085
9,472	Wilmington Trust Corp.	83,354
4,201	Wintrust Financial Corp.	120,821
		5,395,619
	Thrifts & Mortgage Finance - 4.8%

11,069	Brookline Bancorp, Inc.	103,606
7,336	Hudson City Bancorp, Inc.	84,547
10,538	Provident Financial Services, Inc.	120,871
		309,024
	Total Common Stocks (Cost $6,661,865)	5,704,643

Principal Amount
	U.S. Government & Agency Securities (a) - 2.8%
	Federal Home Loan Bank
$33,392	0.11%, due 09/01/10	33,392
25,123	0.10%, due 09/02/10	25,123
104,764	0.11%, due 09/02/10	104,764
15,747	0.15%, due 09/03/10	15,747
314	0.16%, due 09/03/10	314
	Total U.S. Government & Agency Securities (Cost $179,340)	179,340

	Repurchase Agreements (a) - 23.9%
124,928	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $124,929(b)	124,928
314,298	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $314,310(c)	314,298
152,711	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $152,712(d)	152,711
52,383	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $52,383(e)	52,383
209,532	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $209,541(f)	209,532
46,130	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $46,130(g)	46,130
245,348	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $245,350(h)	245,348
293,737	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $293,739(i)	293,737
99,050	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $99,051(j)	99,050
	Total Repurchase Agreements (Cost $1,538,117)	1,538,117
	Total Investment Securities (Cost $8,379,322) — 115.3%	7,422,100
	Liabilities in excess of other assets — (15.3%)	(982,797)
	Net Assets — 100.0%	$6,439,303

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $3,674,086.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $127,427. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $320,585. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $155,766. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $53,431. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $213,723. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $47,053. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $250,255. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $299,613. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $101,031. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,089,136)
Net unrealized depreciation	$(1,089,136)
Federal income tax cost of investments	$8,511,236

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra KBW Regional Banking had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional BankingSM Index	$1,558,603	$(62,559)

Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional BankingSM Index	1,604,537	(186,054)

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the KBW Regional BankingSM Index	3,403,444	(597,617)

Equity Index Swap Agreement with UBS AG, based on the KBW Regional BankingSM Index	582,819	(122,583)

		$(968,813)

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 76.6%
	Biotechnology - 50.0%

707	Acorda Therapeutics, Inc.*	$21,295
528	Affymax, Inc.*	2,967
1,740	Alexion Pharmaceuticals, Inc.*	98,258
1,548	Alkermes, Inc.*	20,526
1,911	Allos Therapeutics, Inc.*	6,975
796	Alnylam Pharmaceuticals, Inc.*	10,905
402	AMAG Pharmaceuticals, Inc.*	10,130
5,602	Amgen, Inc.*	285,926
1,260	Amylin Pharmaceuticals, Inc.*	25,880
1,653	Arena Pharmaceuticals, Inc.*	10,761
2,023	Ariad Pharmaceuticals, Inc.*	7,081
581	Arqule, Inc.*	3,033
672	Array Biopharma, Inc.*	1,808
798	BioCryst Pharmaceuticals, Inc.*	3,783
1,916	Biogen Idec, Inc.*	103,081
2,297	BioMarin Pharmaceutical, Inc.*	46,606
1,510	Celera Corp.*	9,966
3,744	Celgene Corp.*	192,891
646	Cephalon, Inc.*	36,570
443	China Biologic Products, Inc.*	4,581
292	Crucell N.V. (ADR)*	5,510
1,277	Cubist Pharmaceuticals, Inc.*	28,132
1,367	Curis, Inc.*	1,681
1,183	Cytokinetics, Inc.*	2,650
822	Cytori Therapeutics, Inc.*	3,707
2,511	Dendreon Corp.*	89,994
2,062	Dyax Corp.*	4,701
1,462	Enzon Pharmaceuticals, Inc.*	15,000
2,672	Exelixis, Inc.*	7,909
563	Genomic Health, Inc.*	8,141
1,735	Genzyme Corp.*	121,641
2,298	Geron Corp.*	10,617
5,742	Gilead Sciences, Inc.*	182,940
704	GTx, Inc.*	2,218
1,745	Halozyme Therapeutics, Inc.*	13,332
1,876	Human Genome Sciences, Inc.*	54,573
1,253	Idenix Pharmaceuticals, Inc.*	7,531
965	Immunogen, Inc.*	5,172
1,453	Immunomedics, Inc.*	4,156
2,585	Incyte Corp.*	32,364
1,580	InterMune, Inc.*	16,464
1,790	Isis Pharmaceuticals, Inc.*	14,034
6,133	Lexicon Pharmaceuticals, Inc.*	8,801
2,432	Ligand Pharmaceuticals, Inc., Class B*	3,551
2,423	MannKind Corp.*	13,460
554	Maxygen, Inc.*	3,058
643	Medivation, Inc.*	6,131
1,513	Micromet, Inc.*	9,290
880	Momenta Pharmaceuticals, Inc.*	12,716
1,714	Myriad Genetics, Inc.*	26,841
1,097	Nabi Biopharmaceuticals*	5,320
559	Neurocrine Biosciences, Inc.*	3,007
1,907	Novavax, Inc.*	3,833
1,001	NPS Pharmaceuticals, Inc.*	6,517
1,602	Onyx Pharmaceuticals, Inc.*	38,592
869	Orexigen Therapeutics, Inc.*	3,824
643	Osiris Therapeutics, Inc.*	4,199
1,705	PDL BioPharma, Inc.	9,650
1,615	Pharmasset, Inc.*	39,228
678	Progenics Pharmaceuticals, Inc.*	2,739
855	QLT, Inc.*	4,925
2,185	Regeneron Pharmaceuticals, Inc.*	48,026
1,041	Rigel Pharmaceuticals, Inc.*	8,151
827	Sangamo Biosciences, Inc.*	2,452
1,185	Savient Pharmaceuticals, Inc.*	17,088
1,775	Seattle Genetics, Inc.*	20,324
873	SIGA Technologies, Inc.*	6,543
1,013	Sinovac Biotech Ltd.*	3,768
958	Spectrum Pharmaceuticals, Inc.*	3,545
2,203	StemCells, Inc.*	1,654
792	Synta Pharmaceuticals Corp.*	2,194
2,263	Talecris Biotherapeutics Holdings Corp.*	49,650
552	Targacept, Inc.*	11,465
1,263	Theravance, Inc.*	15,270
1,196	United Therapeutics Corp.*	55,279
519	Vanda Pharmaceuticals, Inc.*	3,254
3,598	Vertex Pharmaceuticals, Inc.*	119,957
1,068	Vical, Inc.*	3,257
494	XOMA Ltd.*	1,428
1,883	Zymogenetics, Inc.*	9,415
		2,123,892
	Health Care Equipment & Supplies - 0.7%

634	Gen-Probe, Inc.*	28,549

	Life Sciences Tools & Services - 6.0%

1,184	Affymetrix, Inc.*	4,866
688	Albany Molecular Research, Inc.*	4,176
2,059	Illumina, Inc.*	88,310
1,473	Life Technologies Corp.*	63,000
791	Luminex Corp.*	11,343
2,597	QIAGEN N.V.*	46,279
1,445	Sequenom, Inc.*	8,858
457	Techne Corp.	26,383
		253,215
	Personal Products - 0.1%

329	China Sky One Medical, Inc.*	3,145

	Pharmaceuticals - 19.8%

1,853	Akorn, Inc.*	6,337
989	Alexza Pharmaceuticals, Inc.*	2,789
859	Auxilium Pharmaceuticals, Inc.*	22,257
416	Biodel, Inc.*	1,548
512	BioMimetic Therapeutics, Inc.*	4,669
774	BMP Sunstone Corp.*	5,031
929	Cadence Pharmaceuticals, Inc.*	7,339
1,225	Cardiome Pharma Corp.*	7,374
808	Cypress Bioscience, Inc.*	2,618
857	Depomed, Inc.*	3,077
1,584	Durect Corp.*	3,295
1,055	Endo Pharmaceuticals Holdings, Inc.*	28,664
866	Eurand N.V.*	7,638
490	Flamel Technologies S.A. (ADR)*	3,229
239	Hi-Tech Pharmacal Co., Inc.*	4,147
1,328	Impax Laboratories, Inc.*	20,810
2,342	Inspire Pharmaceuticals, Inc.*	11,359
748	Jazz Pharmaceuticals, Inc.*	6,657
479	MAP Pharmaceuticals, Inc.*	5,180
716	Medicines Co. (The)*	8,234
4,027	Mylan, Inc.*	69,103
2,167	Nektar Therapeutics*	27,759
433	Obagi Medical Products, Inc.*	4,551
701	Optimer Pharmaceuticals, Inc.*	5,636
639	Pain Therapeutics, Inc.*	3,614
1,665	Perrigo Co.	94,888
572	Pozen, Inc.*	3,872
1,298	Questcor Pharmaceuticals, Inc.*	12,578
1,168	Salix Pharmaceuticals Ltd.*	44,220

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,189	Santarus, Inc.*	$2,699
961	Shire plc (ADR)	62,177
1,167	SuperGen, Inc.*	2,334
4,644	Teva Pharmaceutical Industries Ltd. (ADR)	234,894
1,407	Viropharma, Inc.*	17,644
1,241	Vivus, Inc.*	6,999
2,895	Warner Chilcott plc, Class A*	82,276
580	XenoPort, Inc.*	3,341
		840,837
	Total Common Stocks (Cost $3,724,297)	3,249,638

Principal Amount
	U.S. Government & Agency Securities (a) - 4.2%
	Federal Home Loan Bank
$33,531	0.11%, due 09/01/10	33,531
25,228	0.10%, due 09/02/10	25,228
105,202	0.11%, due 09/02/10	105,202
15,813	0.15%, due 09/03/10	15,813
316	0.16%, due 09/03/10	316
	Total U.S. Government & Agency Securities (Cost $180,090)	180,090

	Repurchase Agreements (a) - 34.9%
120,540	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $120,541(b)	120,540
315,611	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $315,623(c)	315,611
153,349	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $153,350(d)	153,349
52,602	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $52,602(e)	52,602
210,407	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $210,416(f)	210,407
42,176	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $42,176(g)	42,176
221,495	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $221,497(h)	221,495
263,721	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $263,723(i)	263,721
99,463	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $99,464(j)	99,463
	Total Repurchase Agreements (Cost $1,479,364)	1,479,364
	Total Investment Securities (Cost $5,383,751) — 115.7%	4,909,092
	Liabilities in excess of other assets — (15.7%)	(666,522)
	Net Assets — 100.0%	$4,242,570

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $2,855,406.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $122,951. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $321,925. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $156,416. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $53,654. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $214,615. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $43,020. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $225,925. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $268,996. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $101,453. The investment in the repurchase agreement was through participation in a pooled account.

ADR       American Depositary Receipt

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,566
Aggregate gross unrealized depreciation	(564,615)
Net unrealized depreciation	$(478,049)
Federal income tax cost of investments	$5,387,141

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$2,820,022	$(478,610)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	987,051	(105,233)

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the NASDAQ Biotechnology Index®	1,418,030	(76,620)

		$(660,463)

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 90.2%
	Energy Equipment & Services - 18.4%

15,577	Atwood Oceanics, Inc.*	$390,671
119,203	Baker Hughes, Inc.	4,479,649
9,487	Bristow Group, Inc.*	313,071
68,186	Cameron International Corp.*	2,507,881
17,823	Complete Production Services, Inc.*	314,398
12,278	Core Laboratories N.V.	969,103
18,346	Diamond Offshore Drilling, Inc.	1,067,370
22,950	Dresser-Rand Group, Inc.*	815,184
8,437	Dril-Quip, Inc.*	446,064
17,471	Exterran Holdings, Inc.*	386,633
34,211	FMC Technologies, Inc.*	2,115,950
28,836	Global Industries Ltd.*	131,636
250,307	Halliburton Co.	7,061,161
26,463	Helix Energy Solutions Group, Inc.*	240,813
27,085	Helmerich & Payne, Inc.	1,003,228
34,574	Key Energy Services, Inc.*	276,938
79,687	Nabors Industries Ltd.*	1,249,492
117,111	National Oilwell Varco, Inc.	4,402,203
72,070	Noble Corp.	2,242,818
15,416	Oceaneering International, Inc.*	770,954
13,829	Oil States International, Inc.*	570,170
32,219	Parker Drilling Co.*	116,955
43,303	Patterson-UTI Energy, Inc.	639,152
44,496	Pride International, Inc.*	1,047,881
31,873	Rowan Cos., Inc.*	819,455
382,102	Schlumberger Ltd.	20,377,500
6,307	SEACOR Holdings, Inc.*	496,172
21,722	Superior Energy Services, Inc.*	467,023
21,065	Tetra Technologies, Inc.*	176,735
14,445	Tidewater, Inc.	578,956
93,889	Transocean Ltd.*	4,778,950
13,211	Unit Corp.*	450,099
203,787	Weatherford International Ltd.*	3,038,464
		64,742,729
	Gas Utilities - 0.3%

20,265	Energen Corp.	864,910

	Machinery - 0.0%

8,044	Chart Industries, Inc.*	128,060

	Multi-Utilities - 0.3%

27,200	OGE Energy Corp.	1,062,160

	Oil, Gas & Consumable Fuels - 70.6%

140,281	Anadarko Petroleum Corp.	6,451,523
94,304	Apache Corp.	8,473,214
21,894	Atlas Energy, Inc.*	595,517
13,168	Berry Petroleum Co., Class A	357,511
11,540	Bill Barrett Corp.*	375,742
32,616	Brigham Exploration Co.*	499,677
29,116	Cabot Oil & Gas Corp.	810,589
8,675	Carrizo Oil & Gas, Inc.*	181,828
181,393	Chesapeake Energy Corp.	3,751,207
561,388	Chevron Corp.	41,632,534
23,503	Cimarex Energy Co.	1,537,566
12,891	Comstock Resources, Inc.*	280,637
21,458	Concho Resources, Inc.*	1,253,576
388,461	ConocoPhillips	20,367,010
8,800	Continental Resources, Inc.*	356,576
111,442	Denbury Resources, Inc.*	1,642,655
117,397	Devon Energy Corp.	7,076,691
197,553	El Paso Corp.	2,250,129
70,573	EOG Resources, Inc.	6,130,677
47,858	EXCO Resources, Inc.	643,690
1,430,383	Exxon Mobil Corp.	84,621,458
31,428	Forest Oil Corp.*	820,899
28,978	Frontier Oil Corp.	339,332
82,702	Hess Corp.	4,155,776
12,464	Holly Corp.	324,189
198,931	Marathon Oil Corp.	6,065,406
28,507	Mariner Energy, Inc.*	652,525
53,157	Murphy Oil Corp.	2,847,089
37,366	Newfield Exploration Co.*	1,793,942
48,560	Noble Energy, Inc.	3,388,517
226,815	Occidental Petroleum Corp.	16,575,640
12,700	Penn Virginia Corp.	177,038
84,256	Petrohawk Energy Corp.*	1,273,951
32,312	Pioneer Natural Resources Co.	1,868,280
39,003	Plains Exploration & Production Co.*	931,392
48,987	QEP Resources, Inc.	1,422,093
33,462	Quicksilver Resources, Inc.*	408,236
44,638	Range Resources Corp.	1,509,211
103,164	SandRidge Energy, Inc.*	416,783
17,420	SM Energy Co.	661,786
32,554	Southern Union Co.	732,465
96,927	Southwestern Energy Co.*	3,171,451
33,758	Sunoco, Inc.	1,136,970
10,586	Swift Energy Co.*	285,293
39,263	Tesoro Corp.	440,924
42,562	Ultra Petroleum Corp.*	1,660,344
157,614	Valero Energy Corp.	2,485,573
13,485	Whiting Petroleum Corp.*	1,144,067
161,378	Williams Cos., Inc. (The)	2,925,783
		248,904,962
	Semiconductors & Semiconductor Equipment - 0.6%

13,239	First Solar, Inc.*	1,692,606
15,533	SunPower Corp., Class A*	167,912
11,789	SunPower Corp., Class B*	121,898
		1,982,416
	Total Common Stocks (Cost $348,023,934)	317,685,237

Principal Amount
	U.S. Government & Agency Securities (a) - 1.9%
	Federal Home Loan Bank
$1,266,188	0.11%, due 09/01/10	1,266,188
952,640	0.10%, due 09/02/10	952,640
3,972,572	0.11%, due 09/02/10	3,972,572
597,119	0.15%, due 09/03/10	597,119
11,918	0.16%, due 09/03/10	11,918
	Total U.S. Government & Agency Securities (Cost $6,800,437)	6,800,437

	Repurchase Agreements (a) - 16.0%
4,594,286	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $4,594,317(b)	4,594,286

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$11,917,898	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $11,918,361(c)	$11,917,898
5,790,679	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $5,790,718(d)	5,790,679
1,986,316	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,986,330(e)	1,986,316
7,945,265	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $7,945,589(f)	7,945,265
1,628,545	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,628,556(g)	1,628,545
8,579,478	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $8,579,538(h)	8,579,478
10,229,143	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $10,229,211(i)	10,229,143
3,755,824	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $3,755,848(j)	3,755,824
	Total Repurchase Agreements (Cost $56,427,434)	56,427,434
	Total Investment Securities (Cost $411,251,805) — 108.1%	380,913,108
	Liabilities in excess of other assets — (8.1%)	(28,545,872)
	Net Assets — 100.0%	$352,367,236

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $181,631,157.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $4,686,172. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $12,156,310. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $5,906,509. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $2,026,055. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $8,104,171. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $1,661,125. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $8,751,069. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $10,433,753. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $3,830,957. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,801,865
Aggregate gross unrealized depreciation	(32,966,177)
Net unrealized depreciation	$(31,164,312)
Federal income tax cost of investments	$412,077,420

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$9,383,397	$(1,382,929)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	31,137,577	(2,429,717)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	22,282,980	(1,883,895)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	180,999,698	(13,393,392)

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Dow Jones U.S. Oil & GasSM Index	27,066,864	(2,319,745)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	80,952,960	(6,377,791)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	33,004,187	(2,437,011)

		$(30,224,480)

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 66.2%
	Real Estate Investment Trusts - 62.6%

48,779	Alexandria Real Estate Equities, Inc.	$3,383,799
185,721	AMB Property Corp.	4,418,303
71,455	American Campus Communities, Inc.	2,128,644
685,594	Annaly Capital Management, Inc.	11,915,624
129,044	Apartment Investment & Management Co., Class A	2,637,659
91,641	AvalonBay Communities, Inc.	9,642,466
125,384	BioMed Realty Trust, Inc.	2,142,813
153,053	Boston Properties, Inc.	12,458,514
145,101	Brandywine Realty Trust	1,594,660
70,443	BRE Properties, Inc.	2,879,710
72,723	Camden Property Trust	3,327,804
152,244	CBL & Associates Properties, Inc.	1,857,377
782,099	Chimera Investment Corp.	3,073,649
73,236	Colonial Properties Trust	1,161,523
71,340	CommonWealth REIT	1,720,721
65,074	Corporate Office Properties Trust	2,349,171
233,188	DCT Industrial Trust, Inc.	1,079,660
208,675	Developers Diversified Realty Corp.	2,161,873
167,091	DiamondRock Hospitality Co.*	1,463,717
93,712	Digital Realty Trust, Inc.	5,554,310
134,132	Douglas Emmett, Inc.	2,162,208
272,587	Duke Realty Corp.	3,055,700
63,098	DuPont Fabros Technology, Inc.	1,559,152
29,752	EastGroup Properties, Inc.	1,048,758
51,338	Entertainment Properties Trust	2,212,154
33,542	Equity Lifestyle Properties, Inc.	1,735,128
312,480	Equity Residential	14,320,958
33,240	Essex Property Trust, Inc.	3,515,795
67,265	Federal Realty Investment Trust	5,333,442
79,538	Franklin Street Properties Corp.	932,981
39,956	Hatteras Financial Corp.	1,157,925
324,517	HCP, Inc.	11,429,489
135,850	Health Care REIT, Inc.	6,240,949
68,804	Healthcare Realty Trust, Inc.	1,610,702
79,062	Highwoods Properties, Inc.	2,473,059
40,132	Home Properties, Inc.	2,026,666
136,261	Hospitality Properties Trust	2,663,903
726,899	Host Hotels & Resorts, Inc.	9,544,184
57,748	Kilroy Realty Corp.	1,796,540
443,685	Kimco Realty Corp.	6,615,343
77,090	LaSalle Hotel Properties	1,624,286
120,254	Lexington Realty Trust	802,094
125,064	Liberty Property Trust	3,798,194
143,285	Macerich Co. (The)	5,934,865
87,454	Mack-Cali Realty Corp.	2,697,956
309,640	MFA Financial, Inc.	2,282,047
33,245	Mid-America Apartment Communities, Inc.	1,877,345
92,007	National Retail Properties, Inc.	2,241,291
132,297	Nationwide Health Properties, Inc.	5,089,466
102,695	Omega Healthcare Investors, Inc.	2,202,808
179,800	Plum Creek Timber Co., Inc.	6,197,706
53,512	Post Properties, Inc.	1,359,205
44,125	Potlatch Corp.	1,478,187
522,588	ProLogis	5,670,080
155,742	Public Storage	15,265,831
87,754	Rayonier, Inc.	4,150,764
115,143	Realty Income Corp.	3,752,510
76,991	Redwood Trust, Inc.	1,063,246
90,334	Regency Centers Corp.	3,293,578
140,223	Senior Housing Properties Trust	3,295,240
319,232	Simon Property Group, Inc.	28,874,534
86,093	SL Green Realty Corp.	5,189,686
108,450	Sunstone Hotel Investors, Inc.*	929,417
44,475	Tanger Factory Outlet Centers	2,055,634
60,282	Taubman Centers, Inc.	2,501,100
179,100	UDR, Inc.	3,685,878
172,842	Ventas, Inc.	8,730,249
198,953	Vornado Realty Trust	16,127,130
67,089	Washington Real Estate Investment Trust	2,055,607
132,087	Weingarten Realty Investors	2,665,516
		305,278,483
	Real Estate Management & Development - 3.6%

286,071	Brookfield Properties Corp.	4,136,587
324,728	CB Richard Ellis Group, Inc., Class A*	5,332,034
133,420	Forest City Enterprises, Inc., Class A*	1,503,643
39,434	Forestar Group, Inc.*	586,778
45,268	Jones Lang LaSalle, Inc.	3,418,187
101,278	St. Joe Co. (The)*	2,438,774
		17,416,003
	Total Common Stocks (Cost $292,328,825)	322,694,486

Principal Amount
	U.S. Government & Agency Securities (a) - 3.0%
	Federal Home Loan Bank
$2,687,124	0.11%, due 09/01/10	2,687,124
2,021,708	0.10%, due 09/02/10	2,021,708
8,430,657	0.11%, due 09/02/10	8,430,657
1,267,216	0.15%, due 09/03/10	1,267,216
25,292	0.16%, due 09/03/10	25,292
	Total U.S. Government & Agency Securities (Cost $14,431,997)	14,431,997

	Repurchase Agreements (a) - 24.5%
9,744,103	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $9,744,168(b)	9,744,103
25,292,356	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $25,293,340(c)	25,292,356
12,289,073	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $12,289,155(d)	12,289,073
4,215,393	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $4,215,422(e)	4,215,393
16,861,571	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $16,862,260(f)	16,861,571
3,451,086	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $3,451,109(g)	3,451,086

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$18,177,282	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $18,177,408(h)	$18,177,282
21,670,496	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $21,670,640(i)	21,670,496
7,970,673	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $7,970,724(j)	7,970,673
	Total Repurchase Agreements (Cost $119,672,033)	119,672,033
	Total Investment Securities (Cost $426,432,855) — 93.7%	456,798,516
	Other assets less liabilities — 6.3%	30,480,692
	Net Assets — 100.0%	$487,279,208

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $215,424,985.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $9,938,985. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $25,798,318. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $12,534,890. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $4,299,728. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $17,198,804. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $3,520,127. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $18,540,830. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $22,103,964. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $8,130,121. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,735,019
Aggregate gross unrealized depreciation	(8,593,532)
Net unrealized appreciation	$20,141,487
Federal income tax cost of investments	$436,657,029

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Real Estate had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$110,646,806	$11,598,063

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	30,552,150	(1,623,890)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	95,904,866	(2,794,153)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	59,980,518	2,173,185

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Dow Jones U.S. Real EstateSM Index	114,490,143	8,872,523

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	197,323,895	15,424,391

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	42,620,093	(3,161,791)

		$30,488,328

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 74.7%
	Communications Equipment - 0.3%

7,327	InterDigital, Inc.*	$181,124

	Computers & Peripherals - 2.0%

38,543	SanDisk Corp.*	1,281,169

	Semiconductors & Semiconductor Equipment - 72.4%

94,044	Advanced Micro Devices, Inc.*	528,527
50,321	Altera Corp.	1,241,419
19,531	Amkor Technology, Inc.*	99,022
49,891	Analog Devices, Inc.	1,390,961
224,850	Applied Materials, Inc.	2,336,191
11,102	Applied Micro Circuits Corp.*	119,680
11,518	Atheros Communications, Inc.*	284,034
67,365	Atmel Corp.*	390,717
5,259	ATMI, Inc.*	67,184
73,802	Broadcom Corp., Class A	2,211,846
3,933	Cabot Microelectronics Corp.*	117,715
16,405	Cree, Inc.*	878,324
5,041	Cymer, Inc.*	148,357
27,477	Cypress Semiconductor Corp.*	290,844
20,788	Fairchild Semiconductor International, Inc.*	160,691
8,271	Formfactor, Inc.*	58,062
27,604	Integrated Device Technology, Inc.*	141,332
932,142	Intel Corp.	16,517,556
11,943	International Rectifier Corp.*	219,154
20,482	Intersil Corp., Class A	204,718
28,610	KLA-Tencor Corp.	801,366
21,183	Lam Research Corp.*	764,918
34,552	Linear Technology Corp.	989,915
110,150	LSI Corp.*	442,803
84,545	Marvell Technology Group Ltd.*	1,347,647
51,084	Maxim Integrated Products, Inc.	810,703
38,106	MEMC Electronic Materials, Inc.*	392,111
30,484	Microchip Technology, Inc.	844,102
143,398	Micron Technology, Inc.*	927,068
13,900	Microsemi Corp.*	194,600
39,613	National Semiconductor Corp.	499,520
9,581	Netlogic Microsystems, Inc.*	231,381
16,366	Novellus Systems, Inc.*	381,328
95,362	NVIDIA Corp.*	889,727
8,494	Omnivision Technologies, Inc.*	174,127
71,259	ON Semiconductor Corp.*	440,381
38,126	PMC-Sierra, Inc.*	263,832
19,201	Rambus, Inc.*	342,354
40,478	RF Micro Devices, Inc.*	197,533
10,332	Semtech Corp.*	171,459
7,653	Silicon Laboratories, Inc.*	291,885
29,587	Skyworks Solutions, Inc.*	528,424
29,731	Teradyne, Inc.*	266,984
8,414	Tessera Technologies, Inc.*	127,893
204,836	Texas Instruments, Inc.	4,717,373
26,012	TriQuint Semiconductor, Inc.*	180,783
12,462	Varian Semiconductor Equipment Associates, Inc.*	309,307
46,331	Xilinx, Inc.	1,118,894
8,577	Zoran Corp.*	69,302
		46,124,054
	Total Common Stocks (Cost $49,150,925)	47,586,347

Principal Amount
	U.S. Government & Agency Securities (a) - 5.1%
	Federal Home Loan Bank
$611,791	0.11%, due 09/01/10	611,791
460,292	0.10%, due 09/02/10	460,292
1,919,450	0.11%, due 09/02/10	1,919,450
288,513	0.15%, due 09/03/10	288,513
5,758	0.16%, due 09/03/10	5,758
	Total U.S. Government & Agency Securities (Cost $3,285,804)	3,285,804

	Repurchase Agreements (a) - 42.4%
2,199,686	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,199,701(b)	2,199,686
5,758,438	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $5,758,662(c)	5,758,438
2,797,915	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,797,934(d)	2,797,915
959,740	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $959,747(e)	959,740
3,838,959	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $3,839,116(f)	3,838,959
769,849	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $769,854(g)	769,849
4,043,250	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $4,043,278(h)	4,043,250
4,814,199	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $4,814,231(i)	4,814,199
1,814,724	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $1,814,736(j)	1,814,724
	Total Repurchase Agreements (Cost $26,996,760)	26,996,760
	Total Investment Securities (Cost $79,433,489) — 122.2%	77,868,911
	Liabilities in excess of other assets — (22.2%)	(14,171,864)
	Net Assets — 100.0%	$63,697,047

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $44,565,182.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $2,243,680. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $5,873,633. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $2,853,881. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $978,941. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $3,915,739. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $785,250. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $4,124,115. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $4,910,496. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $1,851,026. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,942,977
Aggregate gross unrealized depreciation	(5,988,188)
Net unrealized depreciation	$(2,045,211)
Federal income tax cost of investments	$79,914,122

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$11,851,234	$(1,877,525)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	11,154,053	(2,029,638)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	6,008,412	(912,599)

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Dow Jones U.S. SemiconductorsSM Index	14,242,734	(2,738,171)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	25,678,877	(4,903,350)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	10,426,500	(1,833,534)

		$(14,294,817)

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 84.5%
	Commercial Services & Supplies - 0.2%

8,833	Pitney Bowes, Inc.	$169,947

	Communications Equipment - 11.6%

4,106	ADC Telecommunications, Inc.*	52,023
2,649	ADTRAN, Inc.	83,258
5,271	Arris Group, Inc.*	43,064
18,895	Brocade Communications Systems, Inc.*	94,853
3,940	Ciena Corp.*	49,132
245,443	Cisco Systems, Inc.*	4,921,132
1,197	Comtech Telecommunications Corp.*	24,383
3,436	Emulex Corp.*	32,779
3,343	F5 Networks, Inc.*	292,279
4,043	Harmonic, Inc.*	23,490
5,562	Harris Corp.	233,993
1,861	InterDigital, Inc.*	46,004
9,275	JDS Uniphase Corp.*	85,237
22,467	Juniper Networks, Inc.*	611,102
91,414	Motorola, Inc.*	688,347
2,082	Plantronics, Inc.	56,859
3,542	Polycom, Inc.*	100,876
69,804	QUALCOMM, Inc.	2,674,191
2,407	Riverbed Technology, Inc.*	92,333
8,687	Sonus Networks, Inc.*	25,714
2,813	Tekelec*	30,831
15,050	Tellabs, Inc.	106,855
		10,368,735
	Computers & Peripherals - 19.6%

38,588	Apple, Inc.*	9,391,161
73,434	Dell, Inc.*	864,318
2,821	Diebold, Inc.	73,177
1,927	Electronics for Imaging, Inc.*	20,513
86,801	EMC Corp.*	1,583,250
99,793	Hewlett-Packard Co.	3,840,035
2,047	Intermec, Inc.*	21,514
3,336	Lexmark International, Inc., Class A*	116,727
6,796	NCR Corp.*	87,329
14,666	NetApp, Inc.*	593,093
4,877	QLogic Corp.*	72,643
9,787	SanDisk Corp.*	325,320
20,788	Seagate Technology plc*	210,582
1,426	Synaptics, Inc.*	37,675
9,729	Western Digital Corp.*	234,955
		17,472,292
	Electronic Equipment, Instruments & Components - 1.4%

2,998	Brightpoint, Inc.*	17,868
66,567	Corning, Inc.	1,043,771
7,039	Ingram Micro, Inc., Class A*	106,007
1,938	Insight Enterprises, Inc.*	25,465
2,192	Tech Data Corp.*	79,351
		1,272,462
	Health Care Technology - 0.5%

6,742	Allscripts Healthcare Solutions, Inc.*	112,659
1,327	athenahealth, Inc.*	35,750
2,951	Cerner Corp.*	214,980
766	Quality Systems, Inc.	42,934
		406,323
	Internet Software & Services - 7.4%

7,350	Akamai Technologies, Inc.*	338,614
4,517	AOL, Inc.*	100,368
1,686	Digital River, Inc.*	44,460
4,591	Earthlink, Inc.	39,299
1,926	Equinix, Inc.*	175,670
10,386	Google, Inc., Class A*	4,673,908
3,413	IAC/InterActiveCorp*	84,608
1,898	j2 Global Communications, Inc.*	40,940
4,409	Rackspace Hosting, Inc.*	86,813
1,715	SAVVIS, Inc.*	30,030
3,707	United Online, Inc.	18,276
7,755	VeriSign, Inc.*	225,903
55,696	Yahoo!, Inc.*	728,504
		6,587,393
	IT Services - 9.9%

8,044	Amdocs Ltd.*	210,994
1,277	CACI International, Inc., Class A*	52,114
12,740	Cognizant Technology Solutions Corp., Class A*	733,888
6,537	Computer Sciences Corp.	260,238
1,449	CSG Systems International, Inc.*	26,517
1,623	DST Systems, Inc.	66,121
2,750	Gartner, Inc.*	78,870
54,568	International Business Machines Corp.	6,724,415
16,455	SAIC, Inc.*	244,850
1,848	SRA International, Inc., Class A*	35,574
7,094	Teradata Corp.*	232,258
1,637	Unisys Corp.*	36,603
3,178	VeriFone Systems, Inc.*	76,844
		8,779,286
	Office Electronics - 0.5%

58,673	Xerox Corp.	495,200

	Semiconductors & Semiconductor Equipment - 13.2%

23,879	Advanced Micro Devices, Inc.*	134,200
12,778	Altera Corp.	315,233
4,959	Amkor Technology, Inc.*	25,142
12,667	Analog Devices, Inc.	353,156
57,092	Applied Materials, Inc.	593,186
2,818	Applied Micro Circuits Corp.*	30,378
2,924	Atheros Communications, Inc.*	72,106
17,105	Atmel Corp.*	99,209
1,334	ATMI, Inc.*	17,042
18,738	Broadcom Corp., Class A	561,578
998	Cabot Microelectronics Corp.*	29,870
4,165	Cree, Inc.*	222,994
1,281	Cymer, Inc.*	37,700
6,976	Cypress Semiconductor Corp.*	73,841
5,279	Fairchild Semiconductor International, Inc.*	40,807
2,099	Formfactor, Inc.*	14,735
7,010	Integrated Device Technology, Inc.*	35,891
236,682	Intel Corp.	4,194,005
3,032	International Rectifier Corp.*	55,637
5,202	Intersil Corp., Class A	51,994
7,264	KLA-Tencor Corp.	203,465
5,379	Lam Research Corp.*	194,236
8,773	Linear Technology Corp.	251,346
27,968	LSI Corp.*	112,431
21,468	Marvell Technology Group Ltd.*	342,200

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12,970	Maxim Integrated Products, Inc.	$205,834
9,676	MEMC Electronic Materials, Inc.*	99,566
7,740	Microchip Technology, Inc.	214,320
36,410	Micron Technology, Inc.*	235,391
3,529	Microsemi Corp.*	49,406
10,059	National Semiconductor Corp.	126,844
2,432	Netlogic Microsystems, Inc.*	58,733
4,156	Novellus Systems, Inc.*	96,835
24,214	NVIDIA Corp.*	225,917
2,158	Omnivision Technologies, Inc.*	44,239
18,093	ON Semiconductor Corp.*	111,815
9,680	PMC-Sierra, Inc.*	66,985
4,876	Rambus, Inc.*	86,939
10,278	RF Micro Devices, Inc.*	50,157
2,625	Semtech Corp.*	43,562
1,943	Silicon Laboratories, Inc.*	74,106
7,512	Skyworks Solutions, Inc.*	134,164
7,550	Teradyne, Inc.*	67,799
2,137	Tessera Technologies, Inc.*	32,482
52,010	Texas Instruments, Inc.	1,197,790
6,604	TriQuint Semiconductor, Inc.*	45,898
3,163	Varian Semiconductor Equipment Associates, Inc.*	78,506
11,763	Xilinx, Inc.	284,076
2,178	Zoran Corp.*	17,598
		11,711,344
	Software - 20.1%

1,448	ACI Worldwide, Inc.*	27,497
22,306	Adobe Systems, Inc.*	619,215
616	Advent Software, Inc.*	30,597
3,844	ANSYS, Inc.*	149,070
3,817	Ariba, Inc.*	59,049
9,756	Autodesk, Inc.*	270,729
1,452	Blackboard, Inc.*	48,047
7,772	BMC Software, Inc.*	280,258
17,481	CA, Inc.	314,833
11,502	Cadence Design Systems, Inc.*	78,214
7,149	Check Point Software Technologies Ltd.*	249,429
7,904	Citrix Systems, Inc.*	457,958
9,678	Compuware Corp.*	69,488
1,790	Concur Technologies, Inc.*	83,718
2,008	Fair Isaac Corp.	44,959
3,807	Informatica Corp.*	122,433
12,364	Intuit, Inc.*	529,179
1,769	JDA Software Group, Inc.*	40,634
6,689	McAfee, Inc.*	314,717
4,276	Mentor Graphics Corp.*	38,869
3,390	MICROS Systems, Inc.*	129,159
331,935	Microsoft Corp.	7,793,834
14,692	Novell, Inc.*	82,569
10,278	Nuance Communications, Inc.*	150,881
162,820	Oracle Corp.	3,562,502
4,935	Parametric Technology Corp.*	84,142
1,795	Progress Software Corp.*	47,944
2,671	Quest Software, Inc.*	57,239
8,001	Red Hat, Inc.*	276,434
4,343	Rovi Corp.*	188,964
4,941	Salesforce.com, Inc.*	542,917
2,947	Solera Holdings, Inc.	116,937
34,936	Symantec Corp.*	476,178
6,367	Synopsys, Inc.*	145,741
7,088	TIBCO Software, Inc.*	102,705
3,137	VMware, Inc., Class A*	246,474
1,700	Websense, Inc.*	33,065
		17,866,578
	Wireless Telecommunication Services - 0.1%

2,966	Syniverse Holdings, Inc.*	61,011

	Total Common Stocks (Cost $80,167,439)	75,190,571

Principal Amount
	U.S. Government & Agency Securities (a) - 2.8%
	Federal Home Loan Bank
$451,687	0.11%, due 09/01/10	451,687
339,835	0.10%, due 09/02/10	339,835
1,417,134	0.11%, due 09/02/10	1,417,134
213,010	0.15%, due 09/03/10	213,010
4,251	0.16%, due 09/03/10	4,251
	Total U.S. Government & Agency Securities (Cost $2,425,917)	2,425,917

	Repurchase Agreements (a) - 22.5%
1,631,658	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,631,669(b)	1,631,658
4,251,466	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $4,251,631(c)	4,251,466
2,065,706	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,065,720(d)	2,065,706
708,578	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $708,583(e)	708,578
2,834,311	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $2,834,427(f)	2,834,311
574,820	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $574,824(g)	574,820
3,023,773	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $3,023,794(h)	3,023,773
3,602,849	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $3,602,873(i)	3,602,849
1,339,812	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $1,339,821(j)	1,339,812
	Total Repurchase Agreements (Cost $20,032,973)	20,032,973
	Total Investment Securities (Cost $102,626,329) — 109.8%	97,649,461
	Liabilities in excess of other assets — (9.8%)	(8,679,616)
	Net Assets — 100.0%	$88,969,845

*	Non-income producing security.

See accompanying notes to schedules of portfolio investments.

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $38,148,801.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $1,664,291. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $4,336,515. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $2,107,026. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $722,754. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $2,890,997. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $586,320. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $3,084,249. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $3,674,916. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $1,366,614. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,197,904
Aggregate gross unrealized depreciation	(18,490,593)
Net unrealized depreciation	$(10,292,689)
Federal income tax cost of investments	$107,942,150

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$64,068,438	$(3,456,415)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	2,911,181	(914,481)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	11,189,555	(1,099,554)

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Dow Jones U.S. TechnologySM Index	11,819,550	(1,201,320)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	9,149,338	(915,408)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	3,252,256	(1,139,735)

		$(8,726,913)

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 52.6%
	Diversified Financial Services - 1.6%

4,345	Leucadia National Corp.*	$92,766

	Diversified Telecommunication Services - 31.8%

1,015	AboveNet, Inc.*	52,394
3,209	Alaska Communications Systems Group, Inc.	30,999
17,669	AT&T, Inc.	477,593
672	Atlantic Tele-Network, Inc.	28,661
1,949	Cbeyond, Inc.*	23,290
4,308	CenturyLink, Inc.	155,777
11,515	Cincinnati Bell, Inc.*	27,060
1,664	Consolidated Communications Holdings, Inc.	28,854
28,610	Frontier Communications Corp.	221,155
3,535	General Communication, Inc., Class A*	31,850
2,299	Global Crossing Ltd.*	28,278
53,793	Level 3 Communications, Inc.*	55,407
8,576	PAETEC Holding Corp.*	35,162
23,486	Qwest Communications International, Inc.	132,696
2,067	SureWest Communications*	12,712
4,213	tw telecom, inc.*	73,875
11,864	Verizon Communications, Inc.	350,107
9,526	Windstream Corp.	109,882
		1,875,752
	Media - 2.1%

6,013	Virgin Media, Inc.	125,130

	Wireless Telecommunication Services - 17.1%

4,459	American Tower Corp., Class A*	208,949
3,713	Crown Castle International Corp.*	152,679
2,947	Leap Wireless International, Inc.*	30,560
7,621	MetroPCS Communications, Inc.*	68,132
3,045	NII Holdings, Inc.*	110,381
1,832	NTELOS Holdings Corp.	29,642
2,642	SBA Communications Corp., Class A*	94,584
1,695	Shenandoah Telecommunications Co.	28,628
36,743	Sprint Nextel Corp.*	149,911
2,437	Telephone & Data Systems, Inc.	70,405
873	United States Cellular Corp.*	36,596
1,841	USA Mobility, Inc.	26,437
		1,006,904
	Total Common Stocks (Cost $3,034,305)	3,100,552

Principal Amount
	U.S. Government & Agency Securities (a) - 3.1%
	Federal Home Loan Bank
$33,694	0.11%, due 09/01/10	33,694
25,350	0.10%, due 09/02/10	25,350
105,713	0.11%, due 09/02/10	105,713
15,890	0.15%, due 09/03/10	15,890
317	0.16%, due 09/03/10	317
	Total U.S. Government & Agency Securities (Cost $180,964)	180,964

	Repurchase Agreements (a) - 45.7%
212,192	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $212,193(b)	212,192
317,144	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $317,156(c)	317,144
154,094	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $154,095(d)	154,094
52,857	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $52,857(e)	52,857
211,430	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $211,439(f)	211,430
119,276	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $119,277(g)	119,276
683,943	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $683,948(h)	683,943
844,394	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $844,400(i)	844,394
99,949	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $99,950(j)	99,949
	Total Repurchase Agreements (Cost $2,695,279)	2,695,279
	Total Investment Securities (Cost $5,910,548) — 101.4%	5,976,795
	Liabilities in excess of other assets — (1.4%)	(83,394)
	Net Assets — 100.0%	$5,893,401

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $1,210,219.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $216,436. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $323,488. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $157,176. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $53,914. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $215,659. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $121,662. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $697,622. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $861,284. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $101,948. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$161,609
Aggregate gross unrealized depreciation	(101,334)
Net unrealized appreciation	$60,275
Federal income tax cost of investments	$5,916,520

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$2,617,530	$58,794

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	1,776,536	(34,695)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	1,214,451	(24,943)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	3,041,201	(75,927)

		$(76,771)

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 82.6%
	Commercial Services & Supplies - 0.3%

5,393	Covanta Holding Corp.	$77,713

	Electric Utilities - 39.9%

7,017	Allegheny Energy, Inc.	158,233
1,217	Allete, Inc.	43,289
19,750	American Electric Power Co., Inc.	699,347
2,502	Cleco Corp.	70,882
4,961	DPL, Inc.	125,612
54,043	Duke Energy Corp.	928,999
12,397	Edison International	418,399
1,813	El Paso Electric Co.*	41,608
7,826	Entergy Corp.	617,002
27,339	Exelon Corp.	1,113,244
12,628	FirstEnergy Corp.	461,301
5,600	Great Plains Energy, Inc.	103,544
3,792	Hawaiian Electric Industries, Inc.	91,084
1,953	IDACORP, Inc.	68,472
2,077	ITC Holdings Corp.	120,383
17,123	NextEra Energy, Inc.	920,019
7,255	Northeast Utilities	210,177
9,681	NV Energy, Inc.	123,917
9,229	Pepco Holdings, Inc.	165,660
4,169	Pinnacle West Capital Corp.	166,135
3,251	PNM Resources, Inc.	37,191
3,112	Portland General Electric Co.	62,178
19,943	PPL Corp.	541,652
11,791	Progress Energy, Inc.	505,952
33,984	Southern Co.	1,246,873
1,492	Unisource Energy Corp.	48,535
4,576	Westar Energy, Inc.	109,687
		9,199,375
	Gas Utilities - 6.3%

3,232	AGL Resources, Inc.	118,614
3,855	Atmos Energy Corp.	109,097
5,958	EQT Corp.	194,231
866	Laclede Group, Inc. (The)	28,838
2,863	National Fuel Gas Co.	123,052
1,722	New Jersey Resources Corp.	64,076
1,860	Nicor, Inc.	78,659
1,101	Northwest Natural Gas Co.	50,029
4,079	Oneok, Inc.	175,030
2,791	Piedmont Natural Gas Co., Inc.	76,138
7,250	Questar Corp.	118,030
1,234	South Jersey Industries, Inc.	57,986
1,876	Southwest Gas Corp.	59,000
4,510	UGI Corp.	124,476
2,076	WGL Holdings, Inc.	73,221
		1,450,477
	Independent Power Producers & Energy Traders - 4.7%

32,948	AES Corp. (The)*	337,387
14,462	Calpine Corp.*	183,957
7,462	Constellation Energy Group, Inc.	218,860
4,243	Dynegy, Inc.*	20,918
5,974	Mirant Corp.*	57,948
10,622	NRG Energy, Inc.*	215,839
14,491	RRI Energy, Inc.*	50,284
		1,085,193
	Multi-Utilities - 27.7%

4,570	Alliant Energy Corp.	160,041
9,814	Ameren Corp.	275,479
2,255	Avista Corp.	47,062
1,607	Black Hills Corp.	48,901
15,293	CenterPoint Energy, Inc.	226,183
9,511	CMS Energy Corp.	166,443
11,624	Consolidated Edison, Inc.	552,489
24,741	Dominion Resources, Inc.	1,057,925
6,976	DTE Energy Co.	326,826
3,166	Integrys Energy Group, Inc.	153,393
11,466	NiSource, Inc.	198,820
1,488	NorthWestern Corp.	41,843
4,420	NSTAR	168,093
15,356	PG&E Corp.	718,047
21,063	Public Service Enterprise Group, Inc.	673,173
4,611	SCANA Corp.	179,967
9,546	Sempra Energy	486,082
8,355	TECO Energy, Inc.	141,032
3,354	Vectren Corp.	82,307
4,846	Wisconsin Energy Corp.	270,116
18,876	Xcel Energy, Inc.	421,124
		6,395,346
	Oil, Gas & Consumable Fuels - 2.4%

26,824	Spectra Energy Corp.	545,600

	Water Utilities - 1.3%

7,231	American Water Works Co., Inc.	163,276
5,673	Aqua America, Inc.	112,779
800	California Water Service Group	27,848
		303,903
	Total Common Stocks
	(Cost $19,546,794)	19,057,607

Principal Amount
	U.S. Government & Agency Securities (a) - 1.3%
	Federal Home Loan Bank
$55,606	0.11%, due 09/01/10	55,606
41,836	0.10%, due 09/02/10	41,836
174,460	0.11%, due 09/02/10	174,460
26,223	0.15%, due 09/03/10	26,223
523	0.16%, due 09/03/10	523
	Total U.S. Government & Agency Securities (Cost $298,648)	298,648

	Repurchase Agreements (a) - 11.0%
205,294	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $205,295(b)	205,294
523,388	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $523,408(c)	523,388
254,304	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $254,306(d)	254,304
87,231	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $87,232(e)	87,231
348,925	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $348,939(f)	348,925

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$74,500	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $74,500(g)	$74,500
394,663	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $394,666(h)	394,663
471,685	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $471,688(i)	471,685
164,942	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $164,943(j)	164,942
	Total Repurchase Agreements (Cost $2,524,932)	2,524,932
	Total Investment Securities (Cost $22,370,374) — 94.9%	21,881,187
	Other assets less liabilities — 5.1%	1,183,985
	Net Assets — 100.0%	$23,065,172

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $5,499,357.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $209,400. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $533,858. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $259,391. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $88,976. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $355,904. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $75,990. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $402,556. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $481,120. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $168,242. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,116,633
Aggregate gross unrealized depreciation	(1,667,911)
Net unrealized depreciation	$(551,278)
Federal income tax cost of investments	$22,432,465

Swap Agreements

Ultra Utilities had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$5,316,697	$247,257

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	4,407,781	(60,596)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	12,113,908	947,112

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	5,206,501	(74,370)

		$1,059,403

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.4%
	Federal Home Loan Bank
$129,138	0.11%, due 09/01/10	$129,138
97,160	0.10%, due 09/02/10	97,160
405,162	0.11%, due 09/02/10	405,162
60,900	0.15%, due 09/03/10	60,900
1,215	0.16%, due 09/03/10	1,215
	Total U.S. Government & Agency Securities (Cost $693,575)	693,575

	Repurchase Agreements (a) - 95.5%
712,577	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $712,582(b)	712,577
1,215,504	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $1,215,551(c)	1,215,504
590,590	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $590,594(d)	590,590
202,584	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $202,585(e)	202,584
810,336	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $810,369(f)	810,336
372,130	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $372,132(g)	372,130
2,111,231	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $2,111,246(h)	2,111,231
2,595,704	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,595,721(i)	2,595,704
383,056	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $383,058(j)	383,056
	Total Repurchase Agreements (Cost $8,993,712)	8,993,712
	Total Investment Securities (Cost $9,687,287)† — 102.9%	9,687,287
	Liabilities in excess of other assets — (2.9%)	(272,676)
	Net Assets — 100.0%	$9,414,611

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $3,302,003.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $726,829. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $1,239,820. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $602,403. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $206,637. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $826,543. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $379,575. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $2,153,456. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $2,647,625. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $390,719. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI EAFE had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$4,484,025	$285,510

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	7,410,032	(668,429)

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	6,124,330	187,089

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	843,076	(64,750)

		$(260,580)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 28.1%
	Aerospace & Defense - 0.1%

1,358	Empresa Brasileira de Aeronautica S.A. (ADR)	$33,665

	Airlines - 0.7%

1,310	China Eastern Airlines Corp., Ltd. (ADR)*	33,012
1,891	China Southern Airlines Co., Ltd. (ADR)*	44,533
1,602	Gol Linhas Aereas Inteligentes S.A. (ADR)	21,018
3,031	Lan Airlines S.A. (ADR)	81,049
717	TAM S.A. (ADR)	14,139
		193,751
	Beverages - 0.7%

1,150	Cia de Bebidas das Americas (ADR)	116,612
375	Coca-Cola Femsa, S.A.B de C.V. (ADR)	28,151
1,065	Fomento Economico Mexicano, S.A.B de C.V. (ADR)	51,866
		196,629
	Capital Markets - 0.1%

680	Administradora de Fondos de Pensiones Provida S.A. (ADR)	37,570

	Chemicals - 0.5%

1,597	Braskem S.A. (ADR)*	28,650
2,456	Sinopec Shanghai Petrochemical Co., Ltd. (ADR)	95,686
848	Sociedad Quimica y Minera de Chile S.A. (ADR)	36,167
		160,503
	Commercial Banks - 4.3%

5,805	Banco Bradesco S.A. (ADR)	102,342
1,182	Banco de Chile (ADR)	95,908
7,369	Banco Santander (Brasil) S.A. (ADR)	92,702
1,731	Banco Santander Chile (ADR)	149,420
1,224	Bancolumbia S.A. (ADR)	78,618
1,015	HDFC Bank Ltd. (ADR)	162,197
5,776	ICICI Bank Ltd. (ADR)	238,607
4,539	Itau Unibanco Holding S.A. (ADR)	97,906
2,906	KB Financial Group, Inc. (ADR)	118,390
2,399	Shinhan Financial Group Co., Ltd. (ADR)	183,859
		1,319,949
	Communications Equipment - 0.0%

1,187	China Techfaith Wireless Communication Technology Ltd. (ADR)*	3,822

	Construction & Engineering - 0.2%

7,330	Empresas ICA, S.A.B de C.V. (ADR)*	66,850

	Construction Materials - 0.3%
12,960	Cemex, S.A.B de C.V. (ADR)*	100,440

	Diversified Consumer Services - 0.0%

2,720	Noah Education Holdings Ltd. (ADR)*	5,195

	Diversified Telecommunication Services - 1.4%

538	Brasil Telecom S.A. (ADR)*	10,346
895	China Telecom Corp., Ltd. (ADR)	43,542
4,824	China Unicom Hong Kong Ltd. (ADR)	66,861
4,634	Chunghwa Telecom Co. Ltd. (ADR)	95,321
1,825	City Telecom HK Ltd. (ADR)	21,864
3,636	KT Corp. (ADR)	67,884
3,161	Mahanagar Telephone Nigam Ltd. (ADR)	8,313
3,359	P.T. Telekomunikasi Indonesia, Tbk. Co. (ADR)	131,001
2,111	Tata Communications Ltd. (ADR)*	29,765
		474,897
	Electric Utilities - 0.4%

19	Cia Energetica de Minas Gerais (ADR)	314
1,097	Enersis S.A. (ADR)	24,134
8,022	Korea Electric Power Corp. (ADR)*	98,750
		123,198
	Electronic Equipment, Instruments & Components - 0.9%

16,294	AU Optronics Corp. (ADR)*	140,291
9,102	LG Display Co., Ltd. (ADR)	128,156
		268,447
	Energy Equipment & Services - 0.0%

7,994	WSP Holdings Ltd. (ADR)*	8,794

	Food & Staples Retailing - 0.0%

292	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A (ADR)	20,563

	Food Products - 0.3%

5,481	Agria Corp. (ADR)*	8,331
2,077	BRF - Brasil Foods S.A. (ADR)	28,019
2,871	Wimm-Bill-Dann Foods OJSC (ADR)	52,625
		88,975
	Health Care Equipment & Supplies - 0.2%

963	China Medical Technologies, Inc. (ADR)	10,401
1,847	Mindray Medical International Ltd. (ADR)	49,869
		60,270
	Hotels, Restaurants & Leisure - 0.5%

1,504	Ctrip.com International Ltd. (ADR)*	60,897
1,839	Home Inns & Hotels Management, Inc. (ADR)*	77,165
		138,062
	Household Durables - 0.2%

1,031	Desarrolladora Homex, S.A.B de C.V. (ADR)*	28,672

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,125	Gafisa S.A. (ADR)	$15,491
		44,163
	Independent Power Producers & Energy Traders - 0.2%

3,056	Huaneng Power International, Inc. (ADR)	73,558

	Insurance - 0.4%
2,146	China Life Insurance Co., Ltd. (ADR)	123,502

	Internet & Catalog Retail - 0.0%

2,629	Acorn International, Inc. (ADR)	11,357

	Internet Software & Services - 0.3%

832	Baidu, Inc. (ADR)*	65,254
1,096	Netease.com, Inc. (ADR)*	43,544
		108,798
	IT Services - 1.0%

1,822	Infosys Technologies Ltd. (ADR)	104,382
1,294	Patni Computer Systems Ltd. (ADR)	24,715
13,149	Satyam Computer Services Ltd. (ADR)*	59,434
10,443	Wipro Ltd. (ADR)	133,984
		322,515
	Machinery - 0.5%

633	Duoyuan Global Water, Inc. (ADR)*	13,457
7,031	Tata Motors Ltd. (ADR)	150,534
		163,991
	Media - 0.2%

3,289	Grupo Televisa S.A. (ADR)	60,814
896	NET Servicos de Comunicacao S.A. (ADR)*	11,406
		72,220
	Metals & Mining - 4.7%

4,240	Aluminum Corp. of China Ltd. (ADR)*	83,952
2,579	AngloGold Ashanti Ltd. (ADR)	109,066
1,436	Cia de Minas Buenaventura S.A. (ADR)	59,364
5,614	Cia Siderurgica Nacional S.A. (ADR)	86,736
5,595	DRDGOLD Ltd. (ADR)	22,604
7,417	Gerdau S.A. (ADR)	99,536
6,336	Gold Fields Ltd. (ADR)	89,211
12,411	Grupo Simec, S.A.B de C.V. (ADR)*	89,607
5,352	Harmony Gold Mining Co., Ltd. (ADR)	54,483
5,250	Mechel OAO (ADR)	119,438
2,162	POSCO (ADR)	218,276
6,668	Sterlite Industries India Ltd. (ADR)	85,884
13,040	Vale S.A. (ADR)	327,630
		1,445,787
	Oil, Gas & Consumable Fuels - 3.3%

1,389	China Petroleum & Chemical Corp. (ADR)	110,023
984	CNOOC Ltd. (ADR)	167,103
3,458	Ecopetrol S.A. (ADR)	133,928
1,095	PetroChina Co., Ltd. (ADR)	119,103
5,050	Petroleo Brasileiro S.A. (ADR)	157,722
7,472	Sasol Ltd. (ADR)	281,694
498	Ultrapar Participacoes S.A. (ADR)	27,674
1,603	Yanzhou Coal Mining Co., Ltd. (ADR)	33,038
		1,030,285
	Paper & Forest Products - 0.4%

28,897	Sappi Ltd. (ADR)*	136,683

	Pharmaceuticals - 0.3%

1,784	Dr. Reddy’s Laboratories Ltd. (ADR)	51,397
2,024	Simcere Pharmaceutical Group (ADR)*	18,479
3,883	Tongjitang Chinese Medicines Co. (ADR)*	14,367
		84,243
	Road & Rail - 0.0%

433	Guangshen Railway Co., Ltd. (ADR)	7,456

	Semiconductors & Semiconductor Equipment - 2.3%

41,772	Advanced Semiconductor Engineering, Inc. (ADR)	141,608
19,438	Himax Technologies, Inc. (ADR)	47,040
729	JA Solar Holdings Co., Ltd. (ADR)*	4,491
1,278	O2Micro International Ltd. (ADR)*	7,553
757	Renesola Ltd. (ADR)*	6,639
5,807	Semiconductor Manufacturing International Corp. (ADR)*	18,582
4,596	Silicon Motion Technology Corp. (ADR)*	22,199
26,889	Siliconware Precision Industries Co. (ADR)	120,194
9	Solarfun Power Holdings Co., Ltd. (ADR)*	94
21,063	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	198,203
43,065	United Microelectronics Corp. (ADR)	110,677
4,508	Vimicro International Corp. (ADR)*	15,012
		692,292
	Software - 0.3%

2,255	Shanda Interactive Entertainment Ltd. (ADR)*	93,086
1,246	The9 Ltd. (ADR)*	6,666
		99,752
	Transportation Infrastructure - 0.3%

1,179	Grupo Aeroportuario del Pacifico, S.A.B. de C.V. (ADR)	33,484
1,197	Grupo Aeroportuario del Sureste, S.A.B. de C.V. (ADR)	49,711
		83,195
	Wireless Telecommunication Services - 3.1%

2,321	America Movil, S.A.B. de C.V. (ADR)	108,228
4,811	China Mobile Ltd. (ADR)	246,901
7,233	Mobile Telesystems OJSC (ADR)	150,880

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
81	Philippine Long Distance Telephone Co. (ADR)	$4,368
2,097	PT Indosat Tbk. (ADR)	52,215
6,262	SK Telecom Co., Ltd. (ADR)	100,317
648	Tim Participacoes S.A. (ADR)	18,526
13,716	Turkcell Iletisim Hizmet A.S. (ADR)	217,399
761	Vivo Participacoes S.A. (ADR)	18,264
		917,098
	Total Common Stocks (Cost $8,634,342)	8,718,475

	Investment Companies (a) - 1.7%
	Mutual Funds - 1.7%

25,692	iShares MSCI Malaysia Index Fund	330,913
3,638	iShares MSCI Thailand Index Fund	201,254
	Total Investment Companies (Cost $436,790)	532,167

Principal Amount
	U.S. Government & Agency Securities (a) - 5.6%
	Federal Home Loan Bank
$321,332	0.11%, due 09/01/10	321,332
241,760	0.10%, due 09/02/10	241,760
1,008,157	0.11%, due 09/02/10	1,008,157
151,536	0.15%, due 09/03/10	151,536
3,024	0.16%, due 09/03/10	3,024
	Total U.S. Government & Agency Securities (Cost $1,725,809)	1,725,809

	Repurchase Agreements (a) - 58.5%
1,456,050	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,456,060(b)	1,456,050
3,024,516	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $3,024,634(c)	3,024,516
1,469,554	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,469,564(d)	1,469,554
504,086	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $504,090(e)	504,086
2,016,344	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $2,016,426(f)	2,016,344
658,260	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $658,264(g)	658,260
3,647,106	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $3,647,131(h)	3,647,106
4,441,736	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $4,441,766(i)	4,441,736
953,153	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $953,159(j)	953,153
	Total Repurchase Agreements (Cost $18,170,805)	18,170,805
	Total Investment Securities (Cost $28,967,746) — 93.9%	29,147,256
	Other assets less liabilities — 6.1%	1,908,887
	Net Assets — 100.0%	$31,056,143

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $4,008,227.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $1,485,171. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $3,085,020. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $1,498,949. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $514,171. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $2,056,671. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $671,429. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $3,720,049. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $4,530,583. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $972,220. The investment in the repurchase agreement was through participation in a pooled account.

ADR       American Depositary Receipt

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$503,936
Aggregate gross unrealized depreciation	(325,696)
Net unrealized appreciation	$178,240
Federal income tax cost of investments	$28,969,016

Swap Agreements††

Ultra MSCI Emerging Markets had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$2,147,382	$(106,725)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	14,662,336	(1,019,520)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	6,576,239	(327,140)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	19,680,378	1,068,109

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	9,659,835	501,362

		$116,086

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets invested, as a percentage of net assets, in the following countries as of August 31, 2010:

Brazil	4.3%
Cayman Islands	0.0%
Chile	1.4%
China	4.2%
Colombia	0.7%
Hong Kong	1.6%
India	3.4%
Indonesia	0.6%
Mexico	2.0%
Peru	0.2%
Philippines	0.0%
Russia	1.0%
South Africa	2.2%
South Korea	3.0%
Taiwan	2.8%
Turkey	0.7%
United States	1.7%
Other (1)	70.2%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Europe

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.9%
	Federal Home Loan Bank
$37,614	0.11%, due 09/01/10	$37,614
28,300	0.10%, due 09/02/10	28,300
118,011	0.11%, due 09/02/10	118,011
17,738	0.15%, due 09/03/10	17,738
354	0.16%, due 09/03/10	354
	Total U.S. Government & Agency Securities (Cost $202,017)	202,017

	Repurchase Agreements (a) - 86.4%
177,688	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $177,689(b)	177,688
354,038	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $354,052(c)	354,038
172,020	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $172,021(d)	172,020
59,006	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $59,006(e)	59,006
236,025	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $236,035(f)	236,025
83,174	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $83,175(g)	83,174
463,641	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $463,644(h)	463,641
566,052	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $566,056(i)	566,052
111,574	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $111,575(j)	111,574
	Total Repurchase Agreements (Cost $2,223,218)	2,223,218
	Total Investment Securities (Cost $2,425,235)† — 94.3%	2,425,235
	Other assets less liabilities — 5.7%	146,288
	Net Assets — 100.0%	$2,571,523

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $565,402.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $181,242. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $361,120. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $175,461. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $60,186. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $240,746. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $84,838. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $472,914. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $577,375. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $113,806. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Europe had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	$143,764	$(49,346)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	2,916,187	18,601

Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	2,083,945	184,833

		$154,088

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Pacific ex-Japan

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.9%
	Federal Home Loan Bank
$42,458	0.11%, due 09/01/10	$42,458
31,944	0.10%, due 09/02/10	31,944
133,209	0.11%, due 09/02/10	133,209
20,023	0.15%, due 09/03/10	20,023
400	0.16%, due 09/03/10	400
	Total U.S. Government & Agency Securities (Cost $228,034)	228,034

	Repurchase Agreements (a) - 85.1%
176,247	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $176,248(b)	176,247
399,634	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $399,650(c)	399,634
194,175	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $194,176(d)	194,175
66,606	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $66,606(e)	66,606
266,423	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $266,434(f)	266,423
73,345	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $73,345(g)	73,345
400,109	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $400,112(h)	400,109
484,183	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $484,186(i)	484,183
125,941	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $125,942(j)	125,941
	Total Repurchase Agreements (Cost $2,186,663)	2,186,663
	Total Investment Securities (Cost $2,414,697)† — 94.0%	2,414,697
	Other assets less liabilities — 6.0%	152,870
	Net Assets — 100.0%	$2,567,567

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $315,339.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $179,772. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $407,628. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $198,059. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $67,939. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $271,751. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $74,812. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $408,111. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $493,868. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $128,460. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	$1,606,321	$(80,112)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Pacific ex-Japan Index®	1,516,324	30,796

Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	2,008,975	206,876

		$157,560

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal
Amount		Value
	U.S. Government & Agency Securities (a) - 9.3%
	Federal Home Loan Bank
$92,156	0.11%, due 09/01/10	$92,156
69,335	0.10%, due 09/02/10	69,335
289,131	0.11%, due 09/02/10	289,131
43,459	0.15%, due 09/03/10	43,459
867	0.16%, due 09/03/10	867
	Total U.S. Government & Agency Securities (Cost $494,948)	494,948

	Repurchase Agreements (a) - 91.9%
396,179	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $396,182(b)	396,179
867,407	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $867,441(c)	867,407
421,456	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $421,459(d)	421,456
144,568	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $144,569(e)	144,568
578,271	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $578,295(f)	578,271
170,710	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $170,711(g)	170,710
937,519	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $937,526(h)	937,519
1,137,673	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,137,681(i)	1,137,673
273,358	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $273,360(j)	273,358
	Total Repurchase Agreements (Cost $4,927,141)	4,927,141
	Total Investment Securities (Cost $5,422,089)† — 101.2%	5,422,089
	Liabilities in excess of other assets — (1.2%)	(62,279)
	Net Assets — 100.0%	$5,359,810

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $865,427.

(b)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $404,103. The investment in the repurchase agreement was through participation in a pooled account.

(c)          Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $884,759. The investment in the repurchase agreement was through participation in a pooled account.

(d)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $429,886. The investment in the repurchase agreement was through participation in a pooled account.

(e)          Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $147,460. The investment in the repurchase agreement was through participation in a pooled account.

(f)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $589,836. The investment in the repurchase agreement was through participation in a pooled account.

(g)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $174,125. The investment in the repurchase agreement was through participation in a pooled account.

(h)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $956,269. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)             Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $1,160,430. The investment in the repurchase agreement was through participation in a pooled account.

(j)             Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $278,826. The investment in the repurchase agreement was through participation in a pooled account.

†                  Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Brazil had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	$5,308,372	$(303,139)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	3,701,221	42,279

Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	1,706,805	205,464

		$(55,396)

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE/Xinhua China 25

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal
Amount		Value
	U.S. Government & Agency Securities (a) - 8.6%
	Federal Home Loan Bank
$533,740	0.11%, due 09/01/10	$533,740
401,570	0.10%, due 09/02/10	401,570
1,674,572	0.11%, due 09/02/10	1,674,572
251,706	0.15%, due 09/03/10	251,706
5,024	0.16%, due 09/03/10	5,024
	Total U.S. Government & Agency Securities (Cost $2,866,612)	2,866,612

	Repurchase Agreements (a) - 100.0%
2,669,736	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,669,754(b)	2,669,736
5,023,792	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $5,023,987(c)	5,023,792
2,440,965	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,440,981(d)	2,440,965
837,299	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $837,305(e)	837,299
3,349,195	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $3,349,332(f)	3,349,195
1,305,496	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,305,505(g)	1,305,496
7,330,594	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $7,330,645(h)	7,330,594
8,976,042	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $8,976,102(i)	8,976,042
1,583,204	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $1,583,214(j)	1,583,204
	Total Repurchase Agreements (Cost $33,516,323)	33,516,323
	Total Investment Securities (Cost $36,382,935)† — 108.6%	36,382,935
	Liabilities in excess of other assets — (8.6%)	(2,884,999)
	Net Assets — 100.0%	$33,497,936

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $9,991,950.

(b)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $2,723,131. The investment in the repurchase agreement was through participation in a pooled account.

(c)          Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $5,124,291. The investment in the repurchase agreement was through participation in a pooled account.

(d)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $2,489,791. The investment in the repurchase agreement was through participation in a pooled account.

(e)          Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $854,050. The investment in the repurchase agreement was through participation in a pooled account.

(f)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $3,416,179. The investment in the repurchase agreement was through participation in a pooled account.

(g)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $1,331,613. The investment in the repurchase agreement was through participation in a pooled account.

(h)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $7,477,207. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)             Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $9,155,587. The investment in the repurchase agreement was through participation in a pooled account.

(j)             Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $1,614,875. The investment in the repurchase agreement was through participation in a pooled account.

†                  Tax basis equals book cost.

Swap Agreements††

Ultra FTSE/Xinhua China 25 had the following open swap agreements as of August 31, 2010:

		Unrealized
	Notional Amount	Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE/Xinhua China 25 Index®	$16,971,720	$730,838

Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE/Xinhua China 25 Index®	7,661,936	(948,054)

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE/Xinhua China 25 Index®	3,949,285	(266,621)

Equity Index Swap Agreement with Societe Generale, based on the FTSE/Xinhua China 25 Index®	32,716,909	(644,306)

Equity Index Swap Agreement with UBS AG, based on the FTSE/Xinhua China 25 Index®	5,727,589	229,193

		$(898,950)

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal
Amount		Value
	U.S. Government & Agency Securities (a) - 7.9%
	Federal Home Loan Bank
$128,010	0.11%, due 09/01/10	$128,010
96,311	0.10%, due 09/02/10	96,311
401,621	0.11%, due 09/02/10	401,621
60,368	0.15%, due 09/03/10	60,368
1,205	0.16%, due 09/03/10	1,205
	Total U.S. Government & Agency Securities (Cost $687,515)	687,515

	Repurchase Agreements (a) - 95.6%
658,502	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $658,506(b)	658,502
1,204,882	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $1,204,929(c)	1,204,882
585,429	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $585,433(d)	585,429
200,814	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $200,815(e)	200,814
803,255	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $803,288(f)	803,255
328,476	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $328,478(g)	328,476
1,850,366	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,850,379(h)	1,850,366
2,268,595	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,268,610(i)	2,268,595
379,707	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $379,709(j)	379,707
	Total Repurchase Agreements (Cost $8,280,026)	8,280,026
	Total Investment Securities (Cost $8,967,541)† — 103.5%	8,967,541
	Liabilities in excess of other assets — (3.5%)	(303,194)
	Net Assets — 100.0%	$8,664,347

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $2,638,054.

(b)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $671,672. The investment in the repurchase agreement was through participation in a pooled account.

(c)          Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $1,228,985. The investment in the repurchase agreement was through participation in a pooled account.

(d)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $597,139. The investment in the repurchase agreement was through participation in a pooled account.

(e)          Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $204,832. The investment in the repurchase agreement was through participation in a pooled account.

(f)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $819,320. The investment in the repurchase agreement was through participation in a pooled account.

(g)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $335,047. The investment in the repurchase agreement was through participation in a pooled account.

(h)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,887,374. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)             Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $2,313,973. The investment in the repurchase agreement was through participation in a pooled account.

(j)             Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $387,303. The investment in the repurchase agreement was through participation in a pooled account.

†                  Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Japan had the following open swap agreements as of August 31, 2010:

		Unrealized
	Notional Amount	Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$12,077,407	$61,351

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	555,563	(69,776)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	4,276,347	(265,038)

Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	451,955	(23,756)

		$(297,219)

††    In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Mexico Investable Market

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal
Amount		Value
	U.S. Government & Agency Securities (a) - 9.7%
	Federal Home Loan Bank
$44,530	0.11%, due 09/01/10	$44,530
33,503	0.10%, due 09/02/10	33,503
139,711	0.11%, due 09/02/10	139,711
21,000	0.15%, due 09/03/10	21,000
419	0.16%, due 09/03/10	419
	Total U.S. Government & Agency Securities (Cost $239,163)	239,163

	Repurchase Agreements (a) - 100.0%
198,761	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $198,762(b)	198,761
419,140	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $419,156(c)	419,140
203,652	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $203,653(d)	203,652
69,857	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $69,857(e)	69,857
279,426	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $279,437(f)	279,426
88,672	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $88,673(g)	88,672
490,118	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $490,121(h)	490,118
596,325	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $596,329(i)	596,325
132,089	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $132,090(j)	132,089
	Total Repurchase Agreements (Cost $2,478,040)	2,478,040
	Total Investment Securities (Cost $2,717,203)† — 109.7%	2,717,203
	Liabilities in excess of other assets — (9.7%)	(239,882)
	Net Assets — 100.0%	$2,477,321

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $515,378.

(b)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $202,736. The investment in the repurchase agreement was through participation in a pooled account.

(c)          Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $427,525. The investment in the repurchase agreement was through participation in a pooled account.

(d)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $207,726. The investment in the repurchase agreement was through participation in a pooled account.

(e)          Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $71,255. The investment in the repurchase agreement was through participation in a pooled account.

(f)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $285,015. The investment in the repurchase agreement was through participation in a pooled account.

(g)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $90,446. The investment in the repurchase agreement was through participation in a pooled account.

(h)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $499,920. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)             Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $608,253. The investment in the repurchase agreement was through participation in a pooled account.

(j)             Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $134,731. The investment in the repurchase agreement was through participation in a pooled account.

†                  Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Mexico Investable Market had the following open swap agreements as of August 31, 2010:

		Unrealized
	Notional Amount	Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	$1,797,412	$(164,647)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	1,500,200	(115,315)

Equity Index Swap Agreement with UBS AG, based on the MSCI Mexico Investable Market Index®	1,645,170	44,610

		$(235,352)

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Treasury Obligations (a) - 55.6%

	U.S. Treasury Bonds
$62,100	9.13%, due 05/15/18	$94,509
66,400	9.00%, due 11/15/18	101,374
121,200	8.88%, due 02/15/19	184,129
175,200	8.13%, due 08/15/19	257,708
87,700	8.50%, due 02/15/20	133,071
70,100	8.75%, due 05/15/20	108,458
157,800	8.75%, due 08/15/20	245,059
		1,124,308
	U.S. Treasury Notes
296,500	4.25%, due 11/15/17	342,874
469,500	3.50%, due 02/15/18	518,651
369,900	3.88%, due 05/15/18	418,276
412,500	4.00%, due 08/15/18	470,057
739,700	3.75%, due 11/15/18	828,464
796,700	2.75%, due 02/15/19	828,194
853,600	3.13%, due 05/15/19	909,484
896,300	3.63%, due 08/15/19	988,591
953,200	3.38%, due 11/15/19	1,029,605
953,200	3.63%, due 02/15/20	1,048,967
939,000	3.50%, due 05/15/20	1,023,217
341,400	2.63%, due 08/15/20	345,827
		8,752,207
	Total U.S. Treasury Obligations (Cost $9,722,378)	9,876,515

	U.S. Government & Agency Securities (a) - 3.0%
	Federal Home Loan Bank
100,046	0.11%, due 09/01/10	100,046
75,271	0.10%, due 09/02/10	75,271
313,886	0.11%, due 09/02/10	313,886
47,180	0.15%, due 09/03/10	47,180
942	0.16%, due 09/03/10	942
	Total U.S. Government & Agency Securities (Cost $537,325)	537,325

	Repurchase Agreements (a) - 26.6%
383,126	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $383,129(b)	383,126
941,672	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $941,709(c)	941,672
457,541	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $457,544(d)	457,541
156,945	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $156,946(e)	156,945
627,782	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $627,808(f)	627,782
145,662	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $145,663(g)	145,662
779,807	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $779,812(h)	779,807
936,222	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $936,228(i)	936,222
296,760	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $296,762(j)	296,760
	Total Repurchase Agreements (Cost $4,725,517)	4,725,517
	Total Investment Securities (Cost $14,985,220) — 85.2%	15,139,357
	Other assets less liabilities — 14.8%	2,627,006
	Net Assets — 100.0%	$17,766,363

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $316,049.

(b)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $390,789. The investment in the repurchase agreement was through participation in a pooled account.

(c)          Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $960,510. The investment in the repurchase agreement was through participation in a pooled account.

(d)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $466,693. The investment in the repurchase agreement was through participation in a pooled account.

(e)          Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $160,085. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(f)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $640,338. The investment in the repurchase agreement was through participation in a pooled account.

(g)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $148,576. The investment in the repurchase agreement was through participation in a pooled account.

(h)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $795,403. The investment in the repurchase agreement was through participation in a pooled account.

(i)             Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $954,949. The investment in the repurchase agreement was through participation in a pooled account.

(j)             Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $302,696. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$155,808
Aggregate gross unrealized depreciation	(1,671)
Net unrealized appreciation	$154,137
Federal income tax cost of investments	$14,985,220

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of August 31, 2010:

	Number of	Expiration	Notional Amount	Unrealized
	Contracts	Date	at Value	Depreciation

U.S. 10 Year Note Futures Contracts	18	12/21/10	$2,261,250	$(1,150)

Cash collateral in the amount of $39,614 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of August 31, 2010:

	Notional Amount	Unrealized
	at Value	Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	$21,916,674	$2,509,588

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	1,860,888	46,735

		$2,556,323

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Treasury Obligations (a) - 68.0%

	U.S. Treasury Bonds
$392,000	5.38%, due 02/15/31	$514,439
664,800	4.50%, due 02/15/36	784,672
382,000	4.75%, due 02/15/37	469,144
389,200	5.00%, due 05/15/37	496,352
411,700	4.38%, due 02/15/38	476,607
552,300	4.50%, due 05/15/38	652,145
673,600	3.50%, due 02/15/39	670,022
933,700	4.25%, due 05/15/39	1,054,935
1,058,900	4.50%, due 08/15/39	1,245,531
1,173,500	4.38%, due 11/15/39	1,352,825
1,173,500	4.63%, due 02/15/40	1,408,200
810,200	4.38%, due 05/15/40	935,021
447,000	3.88%, due 08/15/40	475,287
		10,535,180
	Total U.S. Treasury Obligations (Cost $9,986,677)	10,535,180

	U.S. Government & Agency Securities (a) - 3.8%
	Federal Home Loan Bank
110,154	0.11%, due 09/01/10	110,154
82,876	0.10%, due 09/02/10	82,876
345,599	0.11%, due 09/02/10	345,599
51,947	0.15%, due 09/03/10	51,947
1,037	0.16%, due 09/03/10	1,037
	Total U.S. Government & Agency Securities (Cost $591,613)	591,613

	Repurchase Agreements (a) - 39.5%
490,663	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $490,666(b)	490,663
1,036,813	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $1,036,853(c)	1,036,813
503,767	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $503,770(d)	503,767
172,802	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $172,803(e)	172,802
691,208	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $691,236(f)	691,208
218,497	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $218,498(g)	218,497
1,207,302	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,207,310(h)	1,207,302
1,468,720	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,468,730(i)	1,468,720
326,743	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $326,745(j)	326,743
	Total Repurchase Agreements (Cost $6,116,515)	6,116,515
	Total Investment Securities (Cost $16,694,805) — 111.3%	17,243,308
	Liabilities in excess of other assets — (11.3%)	(1,752,830)
	Net Assets — 100.0%	$15,490,478

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $1,261,544.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $500,476. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $1,057,554. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $513,844. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $176,259. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $705,032. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $222,868. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,231,448. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $1,498,098. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $333,279. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$548,884
Aggregate gross unrealized depreciation	(381)
Net unrealized appreciation	$548,503
Federal income tax cost of investments	$16,694,805

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of August 31, 2010:

	Number of	Expiration	Notional Amount	Unrealized
	Contracts	Date	at Value	Appreciation

U.S. Long Bond Futures Contracts	19	12/21/10	$2,565,594	$6,362

Cash collateral in the amount of $46,646 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of August 31, 2010:

	Notional Amount	Unrealized
	at Value	Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$6,065,142	$2,133,150

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	12,671,364	886,018

		$3,019,168

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.6%
	Federal Home Loan Bank
$4,563,299	0.11%, due 09/01/10	$4,563,299
3,433,283	0.10%, due 09/02/10	3,433,283
14,317,020	0.11%, due 09/02/10	14,317,020
2,151,997	0.15%, due 09/03/10	2,151,997
42,951	0.16%, due 09/03/10	42,951
	Total U.S. Government & Agency Securities (Cost $24,508,550)	24,508,550

	Repurchase Agreements (a) - 80.0%
18,392,816	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $18,392,939(b)	18,392,816
42,951,715	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $42,953,385(c)	42,951,715
20,869,417	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $20,869,556(d)	20,869,417
7,158,619	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $7,158,669(e)	7,158,619
28,634,477	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $28,635,646(f)	28,634,477
7,418,798	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $7,418,847(g)	7,418,798
40,217,614	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $40,217,893(h)	40,217,614
48,541,250	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $48,541,574(i)	48,541,250
13,535,872	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $13,535,958(j)	13,535,872
	Total Repurchase Agreements (Cost $227,720,578)	227,720,578
	Total Investment Securities (Cost $252,229,128)† — 88.6%	252,229,128
	Other assets less liabilities — 11.4%	32,341,617
	Net Assets — 100.0%	$284,570,745

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $26,595,183.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $18,760,673. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $43,810,945. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $21,286,865. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $7,301,837. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $29,207,169. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $7,567,216. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $41,021,971. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $49,512,205. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $13,806,648. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,500	09/17/10	$53,025,000	$1,674,393

Cash collateral in the amount of $4,880,498 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

Short QQQ® had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(13,688,306)	$385,019

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(17,668,999)	2,276,004

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(8,089,758)	33,650

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(11,320,781)	49,778

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(20,883,240)	491,501

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the NASDAQ-100® Index	(27,917,957)	2,058,902

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(58,710,553)	4,483,364

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(73,266,540)	1,121,191

		$10,899,409

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 9.1%
	Federal Home Loan Bank
$5,966,463	0.11%, due 09/01/10	$5,966,463
4,488,980	0.10%, due 09/02/10	4,488,980
18,719,345	0.11%, due 09/02/10	18,719,345
2,813,713	0.15%, due 09/03/10	2,813,713
56,158	0.16%, due 09/03/10	56,158
	Total U.S. Government & Agency Securities (Cost $32,044,659)	32,044,659

	Repurchase Agreements (a) - 81.6%
23,215,884	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $23,216,039(b)	23,215,884
56,158,894	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $56,161,078(c)	56,158,894
27,286,533	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $27,286,715(d)	27,286,533
9,359,816	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $9,359,881(e)	9,359,816
37,439,263	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $37,440,792(f)	37,439,263
8,997,030	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $8,997,090(g)	8,997,030
48,366,292	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $48,366,628(h)	48,366,292
58,170,438	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $58,170,826(i)	58,170,438
17,698,005	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $17,698,118(j)	17,698,005
	Total Repurchase Agreements (Cost $286,692,155)	286,692,155
	Total Investment Securities (Cost $318,736,814)† — 90.7%	318,736,814
	Other assets less liabilities — 9.3%	32,833,483
	Net Assets — 100.0%	$351,570,297

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $23,722,918.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $23,680,203. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $57,282,328. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $27,832,342. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $9,547,072. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $38,188,052. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $9,177,021. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $49,333,623. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $59,334,003. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $18,052,042. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	1,408	09/17/10	$70,414,080	$1,625,490

Cash collateral in the amount of $10,292,480 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

Short Dow30SM had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(26,795,677)	$887,434

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(27,291,511)	2,418,162

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(7,759,275)	12,450

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(29,528,564)	(144,092)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(27,729,266)	1,067,726

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(118,904,354)	4,000,101

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(43,170,131)	(129,663)

		$8,112,118

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 9.3%
	Federal Home Loan Bank
$47,550,287	0.11%, due 09/01/10	$47,550,287
35,775,346	0.10%, due 09/02/10	35,775,346
149,185,572	0.11%, due 09/02/10	149,185,572
22,424,146	0.15%, due 09/03/10	22,424,146
447,556	0.16%, due 09/03/10	447,556
	Total U.S. Government & Agency Securities (Cost $255,382,907)	255,382,907

	Repurchase Agreements (a) - 86.6%
191,319,531	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $191,320,806(b)	191,319,531
447,563,553	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $447,580,958(c)	447,563,553
217,462,576	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $217,464,026(d)	217,462,576
74,593,926	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $74,594,444(e)	74,593,926
298,375,702	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $298,387,886(f)	298,375,702
77,020,916	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $77,021,429(g)	77,020,916
417,369,143	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $417,372,041(h)	417,369,143
503,666,664	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $503,670,022(i)	503,666,664
141,045,896	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $141,046,797(j)	141,045,896
	Total Repurchase Agreements (Cost $2,368,417,907)	2,368,417,907
	Total Investment Securities (Cost $2,623,800,814)† — 95.9%	2,623,800,814
	Other assets less liabilities — 4.1%	111,103,197
	Net Assets — 100.0%	$2,734,904,011

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $272,660,005.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $195,145,929. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $456,516,862. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $221,812,453. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $76,086,280. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $304,343,242. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $78,561,770. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $425,716,573. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $513,741,347. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $143,867,428. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	10,088	09/17/10	$528,863,400	$13,640,976

Cash collateral in the amount of $64,587,274 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

Short S&P500® had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(733,677,314)	$34,059,055

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(303,383,514)	9,562,678

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(202,637,366)	(512,084)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(94,696,818)	6,347,743

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(322,181,190)	(596,551)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(376,704,101)	(8,912,351)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(172,817,679)	(772,354)

		$39,176,136

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.8%
	Federal Home Loan Bank
$676,482	0.11%, due 09/01/10	$676,482
508,964	0.10%, due 09/02/10	508,964
2,122,414	0.11%, due 09/02/10	2,122,414
319,021	0.15%, due 09/03/10	319,021
6,367	0.16%, due 09/03/10	6,367
	Total U.S. Government & Agency Securities (Cost $3,633,248)	3,633,248

	Repurchase Agreements (a) - 85.7%
2,852,233	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,852,252(b)	2,852,233
6,367,340	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $6,367,588(c)	6,367,340
3,093,769	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $3,093,790(d)	3,093,769
1,061,223	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,061,230(e)	1,061,223
4,244,893	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $4,245,066(f)	4,244,893
1,205,853	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,205,861(g)	1,205,853
6,598,385	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $6,598,431(h)	6,598,385
7,995,097	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $7,995,150(i)	7,995,097
2,006,615	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $2,006,628(j)	2,006,615
	Total Repurchase Agreements (Cost $35,425,408)	35,425,408
	Total Investment Securities
	(Cost $39,058,656)† — 94.5%	39,058,656
	Other assets less liabilities — 5.5%	2,285,460
	Net Assets — 100.0%	$41,344,116

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $5,609,747.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $2,909,278. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $6,494,716. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $3,155,653. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $1,082,454. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $4,329,791. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $1,229,977. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $6,730,353. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $8,155,020. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $2,046,756. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	33	09/17/10	$2,380,290	$120,132

Cash collateral in the amount of $223,187 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

Short MidCap400 had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$(13,960,155)	$2,147,483

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	(3,043,197)	197,934

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(9,003,137)	(67,924)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	(2,985,110)	14,193

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(5,727,831)	(182,841)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	(4,227,833)	(21,582)

		$2,087,263

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.9%
	Federal Home Loan Bank
$565,226	0.11%, due 09/01/10	$565,226
425,258	0.10%, due 09/02/10	425,258
1,773,355	0.11%, due 09/02/10	1,773,355
266,554	0.15%, due 09/03/10	266,554
5,320	0.16%, due 09/03/10	5,320
	Total U.S. Government & Agency Securities (Cost $3,035,713)	3,035,713

	Repurchase Agreements (a) - 87.2%
2,392,362	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,392,378(b)	2,392,362
5,320,147	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $5,320,354(c)	5,320,147
2,584,958	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,584,975(d)	2,584,958
886,691	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $886,697(e)	886,691
3,546,765	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $3,546,910(f)	3,546,765
1,015,316	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,015,323(g)	1,015,316
5,559,884	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $5,559,923(h)	5,559,884
6,738,831	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $6,738,876(i)	6,738,831
1,676,601	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $1,676,612(j)	1,676,601
	Total Repurchase Agreements (Cost $29,721,555)	29,721,555
	Total Investment Securities (Cost $32,757,268)† — 96.1%	32,757,268
	Other assets less liabilities — 3.9%	1,340,851
	Net Assets — 100.0%	$34,098,119

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $4,809,471.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $2,440,209. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $5,426,574. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $2,636,665. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $904,430. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $3,617,701. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $1,035,628. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $5,671,082. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $6,873,626. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $1,710,140. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short SmallCap600 had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P SmallCap 600 Futures Contracts	39	09/17/10	$1,255,020	$91,054

Cash collateral in the amount of $173,534 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$(12,167,369)	$1,264,569

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	(1,880,734)	155,514

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	(7,684,241)	(129,451)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	(3,171,602)	(1,908)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	(5,747,416)	(86,824)

Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600™ Index	(2,180,821)	3,727

		$1,205,627

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 9.2%
	Federal Home Loan Bank
$7,583,816	0.11%, due 09/01/10	$7,583,816
5,705,825	0.10%, due 09/02/10	5,705,825
23,793,671	0.11%, due 09/02/10	23,793,671
3,576,437	0.15%, due 09/03/10	3,576,437
71,381	0.16%, due 09/03/10	71,381
	Total U.S. Government & Agency Securities (Cost $40,731,130)	40,731,130

	Repurchase Agreements (a) - 84.4%
30,060,839	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $30,061,039(b)	30,060,839
71,382,104	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $71,384,880(c)	71,382,104
34,683,200	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $34,683,431(d)	34,683,200
11,897,017	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $11,897,100(e)	11,897,017
47,588,070	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $47,590,013(f)	47,588,070
11,901,766	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $11,901,845(g)	11,901,766
64,272,385	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $64,272,831(h)	64,272,385
77,449,207	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $77,449,723(i)	77,449,207
22,495,470	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $22,495,614(j)	22,495,470
	Total Repurchase Agreements (Cost $371,730,058)	371,730,058
	Total Investment Securities (Cost $412,461,188)† — 93.6%	412,461,188
	Other assets less liabilities — 6.4%	28,099,024
	Net Assets — 100.0%	$440,560,212

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $37,476,725.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $30,662,057. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $72,810,071. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $35,376,964. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $12,135,033. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $48,539,836. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $12,139,869. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $65,557,840. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $78,998,399. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $22,945,477. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	1,306	09/17/10	$78,503,660	$4,515,095

Cash collateral in the amount of $8,936,582 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

Short Russell2000 had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(85,794,474)	$3,373,888

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(58,811,331)	10,799,593

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(14,843,196)	(165,045)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(98,091,545)	(1,062,119)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(71,998,517)	7,298,261

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(32,522,876)	1,841,600

		$22,086,178

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.1%
	Federal Home Loan Bank
$14,618,936	0.11%, due 09/01/10	$14,618,936
10,998,829	0.10%, due 09/02/10	10,998,829
45,865,849	0.11%, due 09/02/10	45,865,849
6,894,115	0.15%, due 09/03/10	6,894,115
137,597	0.16%, due 09/03/10	137,597
	Total U.S. Government & Agency Securities (Cost $78,515,326)	78,515,326

	Repurchase Agreements (a) - 80.3%
70,460,212	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $70,460,682(b)	70,460,212
137,599,648	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $137,604,999(c)	137,599,648
66,857,039	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $66,857,485(d)	66,857,039
22,933,275	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $22,933,434(e)	22,933,275
91,733,099	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $91,736,845(f)	91,733,099
33,508,589	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $33,508,812(g)	33,508,589
187,291,567	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $187,292,868(h)	187,291,567
228,908,849	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $228,910,375(i)	228,908,849
43,363,374	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $43,363,651(j)	43,363,374
	Total Repurchase Agreements (Cost $882,655,652)	882,655,652
	Total Investment Securities (Cost $961,170,978)† — 87.4%	961,170,978
	Other assets less liabilities — 12.6%	138,200,198
	Net Assets — 100.0%	$1,099,371,176

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $238,332,520.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $71,869,419. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $140,352,268. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $68,194,372. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $23,392,087. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $93,567,769. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $34,178,950. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $191,037,420. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $233,487,639. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $44,230,830. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of August 31, 2010:

	Number of	Expiration	Notional Amount	Unrealized
	Contracts	Date	at Value	Appreciation
E-Mini NASDAQ-100 Futures Contracts	7,050	09/17/10	$249,217,500	$11,655,882

Cash collateral in the amount of $26,692,145 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(240,038,533)	$7,527,488

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(141,351,995)	18,208,032

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(22,745,778)	19,910

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(228,131,451)	(216,758)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(215,127,082)	7,948,203

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the NASDAQ-100® Index	(69,794,892)	5,147,254

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(335,703,800)	25,635,638

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(696,646,672)	10,660,723

		$74,930,490

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.3%
	Federal Home Loan Bank
$7,846,179	0.11%, due 09/01/10	$7,846,179
5,903,219	0.10%, due 09/02/10	5,903,219
24,616,817	0.11%, due 09/02/10	24,616,817
3,700,164	0.15%, due 09/03/10	3,700,164
73,850	0.16%, due 09/03/10	73,850
	Total U.S. Government & Agency Securities (Cost $42,140,229)	42,140,229

	Repurchase Agreements (a) - 82.8%
38,088,878	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $38,089,132(b)	38,088,878
73,851,580	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $73,854,452(c)	73,851,580
35,883,071	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $35,883,310(d)	35,883,071
12,308,597	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $12,308,682(e)	12,308,597
49,234,387	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $49,236,397(f)	49,234,387
18,214,128	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $18,214,249(g)	18,214,128
101,899,608	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $101,900,316(h)	101,899,608
124,588,582	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $124,589,413(i)	124,588,582
23,273,707	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $23,273,856(j)	23,273,707
	Total Repurchase Agreements (Cost $477,342,538)	477,342,538
	Total Investment Securities (Cost $519,482,767)† — 90.1%	519,482,767
	Other assets less liabilities — 9.9%	56,990,098
	Net Assets — 100.0%	$576,472,865

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $131,525,653.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $38,850,657. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $75,328,948. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $36,600,836. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $12,554,847. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $50,219,079. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $18,578,514. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $103,937,612. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $127,080,687. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $23,739,282. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of August 31, 2010:

	Number of	Expiration	Notional Amount	Unrealized
	Contracts	Date	at Value	Appreciation
E-Mini Dow Jones Futures Contracts	3,290	09/17/10	$164,532,900	$4,966,753

Cash collateral in the amount of $21,671,537 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(94,230,434)	$2,996,043

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(90,971,703)	8,060,540

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(33,241,175)	(128,743)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(79,548,351)	(689,926)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(109,880,571)	4,022,417

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(205,877,127)	6,925,981

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(374,673,849)	(1,125,349)

		$20,060,963

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.4%
	Federal Home Loan Bank
$53,937,571	0.11%, due 09/01/10	$53,937,571
40,580,939	0.10%, due 09/02/10	40,580,939
169,225,212	0.11%, due 09/02/10	169,225,212
25,436,312	0.15%, due 09/03/10	25,436,312
507,674	0.16%, due 09/03/10	507,674
	Total U.S. Government & Agency Securities (Cost $289,687,708)	289,687,708

	Repurchase Agreements (a) - 85.6%
266,267,435	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $266,269,210(b)	266,267,435
507,683,393	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $507,703,136(c)	507,683,393
246,673,657	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $246,675,301(d)	246,673,657
84,613,899	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $84,614,487(e)	84,613,899
338,455,595	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $338,469,415(f)	338,455,595
128,951,545	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $128,952,405(g)	128,951,545
722,940,929	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $722,945,949(h)	722,940,929
884,654,843	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $884,660,741(i)	884,654,843
159,992,160	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $159,993,182(j)	159,992,160
	Total Repurchase Agreements (Cost $3,340,233,456)	3,340,233,456
	Total Investment Securities (Cost $3,629,921,164)† — 93.0%	3,629,921,164
	Other assets less liabilities — 7.0%	273,224,657
	Net Assets — 100.0%	$3,903,145,821

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $962,958,820.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $271,592,794. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $517,839,373. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $251,607,839. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $86,306,716. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $345,224,737. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $131,531,305. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $737,399,830. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $902,350,310. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $163,192,700. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	11,598	09/17/10	$608,025,150	$28,924,389

Cash collateral in the amount of $86,560,220 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(2,718,660,409)	$126,206,716

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(720,936,262)	26,647,959

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(295,273,034)	(2,416,173)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(202,576,227)	13,579,145

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(1,411,044,897)	(2,596,044)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(951,748,792)	(22,517,193)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(898,292,777)	(3,948,520)

		$134,955,890

See accompanying notes to schedules of portfolio investments.

UltraShort Russell3000

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.0%
	Federal Home Loan Bank
$36,901	0.11%, due 09/01/10	$36,901
27,763	0.10%, due 09/02/10	27,763
115,774	0.11%, due 09/02/10	115,774
17,402	0.15%, due 09/03/10	17,402
347	0.16%, due 09/03/10	347
	Total U.S. Government & Agency Securities (Cost $198,187)	198,187

	Repurchase Agreements (a) - 90.2%
178,594	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $178,595(b)	178,594
347,329	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $347,343(c)	347,329
168,760	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $168,761(d)	168,760
57,888	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $57,888(e)	57,888
231,553	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $231,562(f)	231,553
85,206	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $85,207(g)	85,206
476,500	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $476,503(h)	476,500
582,507	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $582,511(i)	582,507
109,458	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $109,459(j)	109,458
	Total Repurchase Agreements (Cost $2,237,795)	2,237,795
	Total Investment Securities (Cost $2,435,982)† — 98.2%	2,435,982
	Other assets less liabilities — 1.8%	44,792
	Net Assets — 100.0%	$2,480,774

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $611,394.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $182,166. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $354,277. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $172,136. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $59,046. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $236,184. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $86,911. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $486,030. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $594,159. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $111,648. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$(2,554,175)	$37,692

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(1,322,134)	(8,327)

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	(1,087,864)	21,257

		$50,622

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.3%
	Federal Home Loan Bank
$632,486	0.11%, due 09/01/10	$632,486
475,863	0.10%, due 09/02/10	475,863
1,984,380	0.11%, due 09/02/10	1,984,380
298,273	0.15%, due 09/03/10	298,273
5,953	0.16%, due 09/03/10	5,953
	Total U.S. Government & Agency Securities (Cost $3,396,955)	3,396,955

	Repurchase Agreements (a) - 83.4%
2,748,699	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,748,717(b)	2,748,699
5,953,230	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $5,953,462(c)	5,953,230
2,892,561	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,892,580(d)	2,892,561
992,205	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $992,212(e)	992,205
3,968,820	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $3,968,982(f)	3,968,820
1,196,639	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,196,647(g)	1,196,639
6,584,508	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $6,584,554(h)	6,584,508
7,996,606	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $7,996,659(i)	7,996,606
1,876,112	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $1,876,124(j)	1,876,112
	Total Repurchase Agreements (Cost $34,209,380)	34,209,380
	Total Investment Securities (Cost $37,606,335)† — 91.7%	37,606,335
	Other assets less liabilities — 8.3%	3,399,094
	Net Assets — 100.0%	$41,005,429

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $6,332,825.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $2,803,673. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $6,072,322. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $2,950,421. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $1,012,055. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $4,048,197. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $1,220,579. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $6,716,199. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $8,156,560. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $1,913,642. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	48	09/17/10	$3,462,240	$246,983

Cash collateral in the amount of $424,837 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$(13,488,209)	$590,495

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	(5,202,250)	280,604

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(15,418,635)	(152,361)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	(10,977,972)	—

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(31,817,438)	2,302,709

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	(1,614,153)	(8,240)

		$3,013,207

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.4%
	Federal Home Loan Bank
$397,688	0.11%, due 09/01/10	$397,688
299,208	0.10%, due 09/02/10	299,208
1,247,718	0.11%, due 09/02/10	1,247,718
187,545	0.15%, due 09/03/10	187,545
3,743	0.16%, due 09/03/10	3,743
	Total U.S. Government & Agency Securities (Cost $2,135,902)	2,135,902

	Repurchase Agreements (a) - 88.7%
2,018,393	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,018,406(b)	2,018,393
3,743,210	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $3,743,356(c)	3,743,210
1,818,754	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,818,766(d)	1,818,754
623,868	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $623,872(e)	623,868
2,495,474	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $2,495,576(f)	2,495,474
997,361	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $997,368(g)	997,361
5,609,845	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $5,609,884(h)	5,609,845
6,873,681	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $6,873,727(i)	6,873,681
1,179,642	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $1,179,650(j)	1,179,642
	Total Repurchase Agreements (Cost $25,360,228)	25,360,228
	Total Investment Securities (Cost $27,496,130)† — 96.1%	27,496,130
	Other assets less liabilities — 3.9%	1,101,130
	Net Assets — 100.0%	$28,597,260

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $7,832,298.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $2,058,761. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $3,818,091. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $1,855,134. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $636,349. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $2,545,384. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $1,017,314. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $5,722,043. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $7,011,173. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $1,203,240. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort SmallCap600 had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P SmallCap 600 Futures Contracts	70	09/17/10	$2,252,600	$152,096

Cash collateral in the amount of $285,096 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$(11,002,430)	$929,029

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	(5,476,411)	387,894

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	(12,905,528)	(274,427)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	(7,834,266)	(5,078)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	(12,865,627)	(194,356)

Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600™ Index	(4,847,378)	8,283

		$851,345

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.7%
	Federal Home Loan Bank
$9,322,012	0.11%, due 09/01/10	$9,322,012
7,013,590	0.10%, due 09/02/10	7,013,590
29,247,134	0.11%, due 09/02/10	29,247,134
4,396,149	0.15%, due 09/03/10	4,396,149
87,741	0.16%, due 09/03/10	87,741
	Total U.S. Government & Agency Securities (Cost $50,066,626)	50,066,626

	Repurchase Agreements (a) - 80.9%
42,103,782	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $42,104,063(b)	42,103,782
87,742,744	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $87,746,156(c)	87,742,744
42,632,522	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $42,632,806(d)	42,632,522
14,623,791	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $14,623,893(e)	14,623,791
58,495,163	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $58,497,552(f)	58,495,163
18,980,784	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $18,980,911(g)	18,980,784
105,110,427	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $105,111,157(h)	105,110,427
127,985,526	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $127,986,379(i)	127,985,526
27,651,388	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $27,651,565(j)	27,651,388
	Total Repurchase Agreements (Cost $525,326,127)	525,326,127
	Total Investment Securities (Cost $575,392,753)† — 88.6%	575,392,753
	Other assets less liabilities — 11.4%	74,386,651
	Net Assets — 100.0%	$649,779,404

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $114,462,580.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $42,945,859. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $89,497,998. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $43,485,295. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $14,916,360. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $59,665,071. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $19,360,507. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $107,212,648. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $130,545,579. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $28,204,536. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	2,663	09/17/10	$160,072,930	$10,692,276

Cash collateral in the amount of $14,872,437 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(226,104,316)	$4,010,735

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(50,409,713)	9,256,794

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(60,617,824)	(674,025)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(241,721,235)	(3,983,195)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(323,969,721)	32,839,781

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(236,657,774)	13,400,693

		$54,850,783

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 2.7%
	Federal Home Loan Bank
$283,559	0.11%, due 09/01/10	$283,559
213,341	0.10%, due 09/02/10	213,341
889,645	0.11%, due 09/02/10	889,645
133,723	0.15%, due 09/03/10	133,723
2,669	0.16%, due 09/03/10	2,669
	Total U.S. Government & Agency Securities (Cost $1,522,937)	1,522,937

	Repurchase Agreements (a) - 70.8%
3,042,661	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $3,042,681(b)	3,042,661
2,668,975	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $2,669,079(c)	2,668,975
1,296,804	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,296,813(d)	1,296,804
444,829	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $444,832(e)	444,829
1,779,317	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $1,779,390(f)	1,779,317
2,065,114	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,065,128(g)	2,065,114
12,123,787	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $12,123,871(h)	12,123,787
15,103,017	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $15,103,118(i)	15,103,017
841,104	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $841,109(j)	841,104
	Total Repurchase Agreements (Cost $39,365,608)	39,365,608
	Total Investment Securities (Cost $40,888,545)† — 73.5%	40,888,545
	Other assets less liabilities — 26.5%	14,749,367
	Net Assets — 100.0%	$55,637,912

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $26,867,885.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $3,103,514. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $2,722,367. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $1,322,744. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $453,728. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $1,814,903. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $2,106,428. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $12,366,264. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $15,405,118. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $857,930. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	466	09/17/10	$16,473,100	$507,136

Cash collateral in the amount of $1,550,741 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(33,909,824)	$1,037,911

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(30,782,000)	2,187,315

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(39,458,066)	(5,708)

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the NASDAQ-100® Index	(41,876,935)	3,088,353

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(4,417,184)	337,313

		$6,645,184

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.6%
	Federal Home Loan Bank
$297,815	0.11%, due 09/01/10	$297,815
224,067	0.10%, due 09/02/10	224,067
934,373	0.11%, due 09/02/10	934,373
140,446	0.15%, due 09/03/10	140,446
2,803	0.16%, due 09/03/10	2,803
	Total U.S. Government & Agency Securities (Cost $1,599,504)	1,599,504

	Repurchase Agreements (a) - 86.2%
2,317,083	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,317,098(b)	2,317,083
2,803,162	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $2,803,271(c)	2,803,162
1,362,003	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,362,012(d)	1,362,003
467,194	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $467,197(e)	467,194
1,868,775	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $1,868,851(f)	1,868,775
1,427,106	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,427,116(g)	1,427,106
8,282,318	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $8,282,376(h)	8,282,318
10,272,761	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $10,272,829(i)	10,272,761
883,391	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $883,397(j)	883,391
	Total Repurchase Agreements (Cost $29,683,793)	29,683,793
	Total Investment Securities (Cost $31,283,297)† — 90.8%	31,283,297
	Other assets less liabilities — 9.2%	3,161,284
	Net Assets — 100.0%	$34,444,581

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $16,557,728.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $2,363,425. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $2,859,238. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $1,389,247. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $476,541. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $1,906,151. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $1,455,656. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $8,447,965. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $10,478,244. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $901,063. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	205	09/17/10	$10,252,050	$329,867

Cash collateral in the amount of $1,498,550 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(31,927,365)	$1,496,662

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(17,536,131)	408,726

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(37,091,968)	(246,525)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(6,525,581)	219,529

		$1,878,392

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 6.1%
	Federal Home Loan Bank
$4,622,259	0.11%, due 09/01/10	$4,622,259
3,477,643	0.10%, due 09/02/10	3,477,643
14,502,003	0.11%, due 09/02/10	14,502,003
2,179,802	0.15%, due 09/03/10	2,179,802
43,506	0.16%, due 09/03/10	43,506
	Total U.S. Government & Agency Securities (Cost $24,825,213)	24,825,213

	Repurchase Agreements (a) - 90.3%
28,803,982	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $28,804,174(b)	28,803,982
43,506,674	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $43,508,366(c)	43,506,674
21,139,061	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $21,139,202(d)	21,139,061
7,251,112	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $7,251,162(e)	7,251,112
29,004,449	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $29,005,633(f)	29,004,449
16,105,004	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $16,105,111(g)	16,105,004
92,279,359	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $92,280,000(h)	92,279,359
113,895,053	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $113,895,812(i)	113,895,053
13,710,764	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $13,710,852(j)	13,710,764
	Total Repurchase Agreements (Cost $365,695,458)	365,695,458
	Total Investment Securities (Cost $390,520,671)† — 96.4%	390,520,671
	Other assets less liabilities — 3.6%	14,525,599
	Net Assets — 100.0%	$405,046,270

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $161,971,416.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $29,380,063. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $44,377,006. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $21,561,903. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $7,396,180. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $29,584,541. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $16,427,195. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $94,124,957. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $116,173,259. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $13,985,039. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,964	09/17/10	$102,962,700	$6,260,134

Cash collateral in the amount of $14,899,769 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(323,110,815)	$5,752,441

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(81,705,560)	(5,811,595)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(316,237,718)	(1,634,158)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(242,410,657)	(410,693)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(148,812,847)	(3,520,727)

		$(5,624,732)

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.3%
	Federal Home Loan Bank
$79,275	0.11%, due 09/01/10	$79,275
59,644	0.10%, due 09/02/10	59,644
248,721	0.11%, due 09/02/10	248,721
37,385	0.15%, due 09/03/10	37,385
746	0.16%, due 09/03/10	746
	Total U.S. Government & Agency Securities (Cost $425,771)	425,771

	Repurchase Agreements (a) - 93.5%
433,229	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $433,232(b)	433,229
746,175	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $746,204(c)	746,175
362,552	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $362,554(d)	362,552
124,362	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $124,363(e)	124,362
497,450	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $497,470(f)	497,450
224,890	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $224,891(g)	224,890
1,274,721	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,274,730(h)	1,274,721
1,566,675	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,566,685(i)	1,566,675
235,151	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $235,153(j)	235,151
	Total Repurchase Agreements (Cost $5,465,205)	5,465,205
	Total Investment Securities (Cost $5,890,976)† — 100.8%	5,890,976
	Liabilities in excess of other assets — (0.8%)	(45,428)
	Net Assets — 100.0%	$5,845,548

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $1,971,171.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $441,894. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $761,102. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $369,804. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $126,850. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $507,399. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $229,389. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,300,216. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $1,598,013. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $239,855. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	17	09/17/10	$1,226,210	$71,599

Cash collateral in the amount of $132,583 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$(2,882,994)	$50,033

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(4,878,676)	(20,086)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	(1,984,755)	14,557

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(6,580,114)	(210,047)

		$(165,543)

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.5%
	Federal Home Loan Bank
$281,743	0.11%, due 09/01/10	$281,743
211,975	0.10%, due 09/02/10	211,975
883,949	0.11%, due 09/02/10	883,949
132,867	0.15%, due 09/03/10	132,867
2,652	0.16%, due 09/03/10	2,652
	Total U.S. Government & Agency Securities (Cost $1,513,186)	1,513,186

	Repurchase Agreements (a) - 82.6%
2,184,324	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,184,339(b)	2,184,324
2,651,886	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $2,651,989(c)	2,651,886
1,288,501	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,288,510(d)	1,288,501
441,981	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $441,984(e)	441,981
1,767,924	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $1,767,996(f)	1,767,924
1,343,576	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,343,585(g)	1,343,576
7,796,268	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $7,796,322(h)	7,796,268
9,669,296	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $9,669,360(i)	9,669,296
835,719	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $835,724(j)	835,719
	Total Repurchase Agreements (Cost $27,979,475)	27,979,475
	Total Investment Securities (Cost $29,492,661)† — 87.1%	29,492,661
	Other assets less liabilities — 12.9%	4,376,084
	Net Assets — 100.0%	$33,868,745

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $15,561,773.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $2,228,011. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $2,704,936. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $1,314,275. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $450,823. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $1,803,283. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $1,370,455. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $7,952,194. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $9,862,708. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $852,437. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	167	09/17/10	$10,038,370	$779,257

Cash collateral in the amount of $931,331 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(28,901,627)	$1,413,699

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(17,741,751)	1,841,546

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(33,337,522)	(773,789)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(11,583,631)	1,174,196

		$3,655,652

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Value

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.6%
	Federal Home Loan Bank
$105,868	0.11%, due 09/01/10	$105,868
79,652	0.10%, due 09/02/10	79,652
332,154	0.11%, due 09/02/10	332,154
49,926	0.15%, due 09/03/10	49,926
996	0.16%, due 09/03/10	996
	Total U.S. Government & Agency Securities (Cost $568,596)	568,596

	Repurchase Agreements (a) - 82.0%
492,433	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $492,436(b)	492,433
996,477	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $996,516(c)	996,477
484,169	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $484,172(d)	484,169
166,079	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $166,080(e)	166,079
664,318	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $664,345(f)	664,318
227,609	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $227,611(g)	227,609
1,266,006	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,266,015(h)	1,266,006
1,544,286	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,544,296(i)	1,544,286
314,031	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $314,033(j)	314,031
	Total Repurchase Agreements (Cost $6,155,408)	6,155,408
	Total Investment Securities (Cost $6,724,004)† — 89.6%	6,724,004
	Other assets less liabilities — 10.4%	781,583
	Net Assets — 100.0%	$7,505,587

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $1,489,314.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $502,282. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $1,016,411. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $493,854. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $169,402. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $677,604. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $232,162. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,291,326. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $1,575,176. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $320,313. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$(328,849)	$20,620

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(3,293,487)	(33,592)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(8,536,778)	495,053

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	(2,855,950)	307,988

		$790,069

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Growth

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.8%
	Federal Home Loan Bank
$158,940	0.11%, due 09/01/10	$158,940
119,582	0.10%, due 09/02/10	119,582
498,663	0.11%, due 09/02/10	498,663
74,954	0.15%, due 09/03/10	74,954
1,496	0.16%, due 09/03/10	1,496
	Total U.S. Government & Agency Securities (Cost $853,635)	853,635

	Repurchase Agreements (a) - 84.5%
738,114	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $738,119(b)	738,114
1,496,012	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $1,496,070(c)	1,496,012
726,884	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $726,889(d)	726,884
249,335	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $249,337(e)	249,335
997,342	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $997,383(f)	997,342
340,717	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $340,719(g)	340,717
1,894,701	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,894,714(h)	1,894,701
2,310,958	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,310,973(i)	2,310,958
471,456	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $471,459(j)	471,456
	Total Repurchase Agreements (Cost $9,225,519)	9,225,519
	Total Investment Securities (Cost $10,079,154)† — 92.3%	10,079,154
	Other assets less liabilities — 7.7%	838,946
	Net Assets — 100.0%	$10,918,100

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $2,220,303.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $752,876. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $1,525,939. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $741,424. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $254,323. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $1,017,289. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $347,533. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,932,595. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $2,357,183. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $480,887. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$(4,122,790)	$16,674

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(6,301,582)	6,564

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(8,509,347)	526,106

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(2,903,320)	298,780

		$848,124

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Value

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.0%
	Federal Home Loan Bank
$125,872	0.11%, due 09/01/10	$125,872
94,702	0.10%, due 09/02/10	94,702
394,915	0.11%, due 09/02/10	394,915
59,360	0.15%, due 09/03/10	59,360
1,185	0.16%, due 09/03/10	1,185
	Total U.S. Government & Agency Securities (Cost $676,034)	676,034

	Repurchase Agreements (a) - 89.6%
606,446	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $606,450(b)	606,446
1,184,762	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $1,184,808(c)	1,184,762
575,653	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $575,657(d)	575,653
197,460	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $197,461(e)	197,460
789,842	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $789,874(f)	789,842
288,321	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $288,323(g)	288,321
1,611,448	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,611,459(h)	1,611,448
1,969,482	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,969,495(i)	1,969,482
373,367	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $373,369(j)	373,367
	Total Repurchase Agreements (Cost $7,596,781)	7,596,781
	Total Investment Securities (Cost $8,272,815)† — 97.6%	8,272,815
	Other assets less liabilities — 2.4%	200,830
	Net Assets — 100.0%	$8,473,645

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $2,049,022.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $618,575. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $1,208,463. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $587,168. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $201,410. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $805,639. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $294,089. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,643,677. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $2,008,877. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $380,836. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$(520,282)	$32,440

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(12,768,965)	(90,271)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(2,856,962)	187,381

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	(798,028)	78,643

		$208,193

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Growth

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.1%
	Federal Home Loan Bank
$135,978	0.11%, due 09/01/10	$135,978
102,305	0.10%, due 09/02/10	102,305
426,621	0.11%, due 09/02/10	426,621
64,126	0.15%, due 09/03/10	64,126
1,280	0.16%, due 09/03/10	1,280
	Total U.S. Government & Agency Securities (Cost $730,310)	730,310

	Repurchase Agreements (a) - 85.5%
614,454	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $614,458(b)	614,454
1,279,882	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $1,279,932(c)	1,279,882
621,870	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $621,874(d)	621,870
213,314	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $213,315(e)	213,314
853,254	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $853,289(f)	853,254
277,119	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $277,121(g)	277,119
1,534,724	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,534,735(h)	1,534,724
1,868,782	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,868,794(i)	1,868,782
403,344	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $403,347(j)	403,344
	Total Repurchase Agreements (Cost $7,666,743)	7,666,743
	Total Investment Securities (Cost $8,397,053)† — 93.6%	8,397,053
	Other assets less liabilities — 6.4%	575,661
	Net Assets — 100.0%	$8,972,714

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $1,673,578.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $626,743. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $1,305,485. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $634,309. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $217,582. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $870,319. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $282,663. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,565,419. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $1,906,163. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $411,413. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$(1,372,952)	$35,885

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(9,416,554)	(14,327)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(5,285,468)	382,340

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	(1,872,278)	179,142

		$583,040

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Value

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.1%
	Federal Home Loan Bank
$239,260	0.11%, due 09/01/10	$239,260
180,012	0.10%, due 09/02/10	180,012
750,662	0.11%, due 09/02/10	750,662
112,832	0.15%, due 09/03/10	112,832
2,252	0.16%, due 09/03/10	2,252
	Total U.S. Government & Agency Securities (Cost $1,285,018)	1,285,018

	Repurchase Agreements (a) - 88.4%
1,123,504	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,123,511(b)	1,123,504
2,252,020	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $2,252,108(c)	2,252,020
1,094,213	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,094,220(d)	1,094,213
375,337	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $375,340(e)	375,337
1,501,347	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $1,501,408(f)	1,501,347
523,355	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $523,358(g)	523,355
2,914,927	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $2,914,947(h)	2,914,927
3,557,589	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $3,557,613(i)	3,557,589
709,706	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $709,711(j)	709,706
	Total Repurchase Agreements (Cost $14,051,998)	14,051,998
	Total Investment Securities (Cost $15,337,016)† — 96.5%	15,337,016
	Other assets less liabilities — 3.5%	554,430
	Net Assets — 100.0%	$15,891,446

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $3,506,704.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $1,145,974. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $2,297,071. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $1,116,100. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $382,846. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $1,531,374. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $533,825. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $2,973,226. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $3,628,750. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $723,903. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$(2,162,082)	$(4,935)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(21,978,346)	(372,257)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(5,691,113)	603,433

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(1,954,891)	341,417

		$567,658

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Growth

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.0%
	Federal Home Loan Bank
$383,742	0.11%, due 09/01/10	$383,742
288,715	0.10%, due 09/02/10	288,715
1,203,962	0.11%, due 09/02/10	1,203,962
180,968	0.15%, due 09/03/10	180,968
3,612	0.16%, due 09/03/10	3,612
	Total U.S. Government & Agency Securities (Cost $2,060,999)	2,060,999

	Repurchase Agreements (a) - 89.1%
1,840,956	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,840,968(b)	1,840,956
3,611,943	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $3,612,083(c)	3,611,943
1,754,974	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,754,986(d)	1,754,974
601,990	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $601,994(e)	601,990
2,407,962	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $2,408,060(f)	2,407,962
872,327	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $872,333(g)	872,327
4,872,768	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $4,872,802(h)	4,872,768
5,954,061	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $5,954,101(i)	5,954,061
1,138,273	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $1,138,280(j)	1,138,273
	Total Repurchase Agreements (Cost $23,055,254)	23,055,254
	Total Investment Securities (Cost $25,116,253)† — 97.1%	25,116,253
	Other assets less liabilities — 2.9%	752,015
	Net Assets — 100.0%	$25,868,268

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $6,141,997.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $1,877,775. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $3,684,198. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $1,790,079. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $614,034. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $2,456,121. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $889,778. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $4,970,224. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $6,073,158. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $1,161,043. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$(7,069,635)	$(68,057)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(33,340,011)	(473,526)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(5,427,187)	529,899

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(5,894,974)	782,667

		$770,983

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.3%
	Federal Home Loan Bank
$79,707	0.11%, due 09/01/10	$79,707
59,969	0.10%, due 09/02/10	59,969
250,075	0.11%, due 09/02/10	250,075
37,589	0.15%, due 09/03/10	37,589
750	0.16%, due 09/03/10	750
	Total U.S. Government & Agency Securities (Cost $428,090)	428,090

	Repurchase Agreements (a) - 87.7%
360,167	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $360,169(b)	360,167
750,238	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $750,267(c)	750,238
364,526	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $364,528(d)	364,526
125,040	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $125,041(e)	125,040
500,159	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $500,179(f)	500,159
162,431	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $162,432(g)	162,431
899,560	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $899,566(h)	899,560
1,095,362	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,095,369(i)	1,095,362
236,431	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $236,433(j)	236,431
	Total Repurchase Agreements (Cost $4,493,914)	4,493,914
	Total Investment Securities (Cost $4,922,004)† — 96.0%	4,922,004
	Other assets less liabilities — 4.0%	205,086
	Net Assets — 100.0%	$5,127,090

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $980,855.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $367,370. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $765,246. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $371,818. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $127,542. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $510,162. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $165,681. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $917,551. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $1,117,272. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $241,161. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(2,133,164)	$251,746

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,001,497)	(39,890)

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,996,999)	(4,611)

		$207,245

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.4%
	Federal Home Loan Bank
$2,002,727	0.11%, due 09/01/10	$2,002,727
1,506,789	0.10%, due 09/02/10	1,506,789
6,283,411	0.11%, due 09/02/10	6,283,411
944,462	0.15%, due 09/03/10	944,462
18,850	0.16%, due 09/03/10	18,850
	Total U.S. Government & Agency Securities (Cost $10,756,239)	10,756,239

	Repurchase Agreements (a) - 82.8%
8,595,289	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $8,595,346(b)	8,595,289
18,850,520	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $18,851,253(c)	18,850,520
9,159,107	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $9,159,168(d)	9,159,107
3,141,753	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $3,141,775(e)	3,141,753
12,567,013	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $12,567,526(f)	12,567,013
3,697,641	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $3,697,666(g)	3,697,641
20,300,793	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $20,300,934(h)	20,300,793
24,631,770	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $24,631,934(i)	24,631,770
5,940,582	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $5,940,620(j)	5,940,582
	Total Repurchase Agreements (Cost $106,884,468)	106,884,468
	Total Investment Securities (Cost $117,640,707)† — 91.2%	117,640,707
	Other assets less liabilities — 8.8%	11,410,836
	Net Assets — 100.0%	$129,051,543

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $18,615,159.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $8,767,195. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $19,227,616. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $9,342,315. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $3,204,608. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $12,818,354. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $3,771,615. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $20,706,811. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $25,124,471. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $6,059,420. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of August 31, 2010:

		Unrealized
	Notional Amount	Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(11,294,410)	$(202,266)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(27,188,796)	(237,659)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(16,960,659)	837,962

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(6,840,904)	633,568

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Dow Jones U.S. FinancialsSM Index	(18,645,335)	1,618,318

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(7,826,863)	690,495

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(40,333,090)	3,735,433

		$7,075,851

See accompanying notes to schedules of portfolio investments.

Short KBW Regional Banking

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 9.1%
	Federal Home Loan Bank
$447,533	0.11%, due 09/01/10	$447,533
336,710	0.10%, due 09/02/10	336,710
1,404,102	0.11%, due 09/02/10	1,404,102
211,051	0.15%, due 09/03/10	211,051
4,212	0.16%, due 09/03/10	4,212
	Total U.S. Government & Agency Securities (Cost $2,403,608)	2,403,608

	Repurchase Agreements (a) - 87.3%
1,856,924	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,856,936(b)	1,856,924
4,212,369	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $4,212,533(c)	4,212,369
2,046,710	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,046,724(d)	2,046,710
702,062	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $702,067(e)	702,062
2,808,246	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $2,808,361(f)	2,808,246
772,414	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $772,419(g)	772,414
4,213,250	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $4,213,279(h)	4,213,250
5,098,383	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $5,098,417(i)	5,098,383
1,327,492	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $1,327,500(j)	1,327,492
	Total Repurchase Agreements (Cost $23,037,850)	23,037,850
	Total Investment Securities (Cost $25,441,458)† — 96.4%	25,441,458
	Other assets less liabilities — 3.6%	962,905
	Net Assets — 100.0%	$26,404,363

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $3,313,040.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $1,894,063. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $4,296,636. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $2,087,650. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $716,108. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $2,864,411. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $787,867. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $4,297,515. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $5,200,364. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $1,354,048. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short KBW Regional Banking had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional BankingSM Index	$(12,445,983)	$(127,745)

Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional BankingSM Index	(4,891,879)	1,169,500

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the KBW Regional BankingSM Index	(673,705)	25,060

Equity Index Swap Agreement with UBS AG, based on the KBW Regional BankingSM Index	(8,432,976)	(91,034)

		$975,781

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.3%
	Federal Home Loan Bank
$187,926	0.11%, due 09/01/10	$187,926
141,390	0.10%, due 09/02/10	141,390
589,606	0.11%, due 09/02/10	589,606
88,624	0.15%, due 09/03/10	88,624
1,769	0.16%, due 09/03/10	1,769
	Total U.S. Government & Agency Securities (Cost $1,009,315)	1,009,315

	Repurchase Agreements (a) - 84.5%
830,631	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $830,637(b)	830,631
1,768,844	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $1,768,913(c)	1,768,844
859,447	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $859,453(d)	859,447
294,807	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $294,809(e)	294,807
1,179,229	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $1,179,277(f)	1,179,229
367,310	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $367,312(g)	367,310
2,026,977	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $2,026,991(h)	2,026,977
2,464,595	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,464,611(i)	2,464,595
557,436	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $557,440(j)	557,436
	Total Repurchase Agreements (Cost $10,349,276)	10,349,276
	Total Investment Securities (Cost $11,358,591)† — 92.8%	11,358,591
	Other assets less liabilities — 7.2%	884,278
	Net Assets — 100.0%	$12,242,869

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $2,066,502.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $847,244. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $1,804,229. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $876,638. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $300,705. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $1,202,814. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $374,658. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $2,067,517. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $2,513,894. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $568,587. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(1,882,456)	$25,565

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(1,437,736)	(8,022)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(626,200)	29,315

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(4,793,808)	343,415

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Dow Jones U.S. Oil & GasSM Index	(3,050,261)	235,804

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(160,642)	12,785

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(293,271)	23,260

		$662,122

See accompanying notes to schedules of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 10.0%
	Federal Home Loan Bank
$674,987	0.11%, due 09/01/10	$674,987
507,839	0.10%, due 09/02/10	507,839
2,117,722	0.11%, due 09/02/10	2,117,722
318,316	0.15%, due 09/03/10	318,316
6,353	0.16%, due 09/03/10	6,353
	Total U.S. Government & Agency Securities (Cost $3,625,217)	3,625,217

	Repurchase Agreements (a) - 92.5%
2,720,381	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,720,399(b)	2,720,381
6,353,263	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $6,353,510(c)	6,353,263
3,086,929	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $3,086,950(d)	3,086,929
1,058,877	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,058,884(e)	1,058,877
4,235,509	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $4,235,682(f)	4,235,509
1,097,178	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,097,185(g)	1,097,178
5,947,739	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $5,947,780(h)	5,947,739
7,178,659	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $7,178,707(i)	7,178,659
2,002,177	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $2,002,190(j)	2,002,177
	Total Repurchase Agreements (Cost $33,680,712)	33,680,712
	Total Investment Securities (Cost $37,305,929)† — 102.5%	37,305,929
	Liabilities in excess of other assets — (2.5%)	(912,764)
	Net Assets — 100.0%	$36,393,165

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $3,930,967.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $2,774,789. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $6,480,357. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $3,148,676. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $1,080,061. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $4,320,220. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $1,119,128. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $6,066,694. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $7,322,251. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $2,042,229. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(2,382,114)	$(21,468)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(19,552,710)	(525,066)

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Dow Jones U.S. Real EstateSM Index	(1,178,124)	11,172

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(13,302,381)	(357,073)

		$(892,435)

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.5%
	Federal Home Loan Bank
$1,719,505	0.11%, due 09/01/10	$1,719,505
1,293,702	0.10%, due 09/02/10	1,293,702
5,394,823	0.11%, due 09/02/10	5,394,823
810,898	0.15%, due 09/03/10	810,898
16,184	0.16%, due 09/03/10	16,184
	Total U.S. Government & Agency Securities (Cost $9,235,112)	9,235,112

	Repurchase Agreements (a) - 95.8%
9,394,071	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $9,394,134(b)	9,394,071
16,184,716	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $16,185,345(c)	16,184,716
7,863,844	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $7,863,896(d)	7,863,844
2,697,453	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $2,697,472(e)	2,697,453
10,789,811	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $10,790,252(f)	10,789,811
4,875,579	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $4,875,612(g)	4,875,579
27,635,001	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $27,635,193(h)	27,635,001
33,963,975	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $33,964,201(i)	33,963,975
5,100,479	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $5,100,512(j)	5,100,479
	Total Repurchase Agreements (Cost $118,504,929)	118,504,929
	Total Investment Securities (Cost $127,740,041)† — 103.3%	127,740,041
	Liabilities in excess of other assets — (3.3%)	(4,054,766)
	Net Assets — 100.0%	$123,685,275

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $42,718,490.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $9,581,953. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $16,508,484. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $8,021,143. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $2,751,419. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $11,005,608. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $4,973,118. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $28,187,704. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $34,643,346. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $5,202,511. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value (continued)	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(107,947,522)	$(1,183,207)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(30,330,022)	(1,394,677)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(19,922,607)	(232,808)

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(41,723,828)	(91,315)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(19,788,278)	119,218

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(28,237,373)	(1,128,611)

		$(3,911,400)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.0%
	Federal Home Loan Bank
$210,448	0.11%, due 09/01/10	$210,448
158,335	0.10%, due 09/02/10	158,335
660,266	0.11%, due 09/02/10	660,266
99,245	0.15%, due 09/03/10	99,245
1,981	0.16%, due 09/03/10	1,981
	Total U.S. Government & Agency Securities (Cost $1,130,275)	1,130,275

	Repurchase Agreements (a) - 91.7%
1,038,910	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,038,917(b)	1,038,910
1,980,827	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $1,980,904(c)	1,980,827
962,446	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $962,452(d)	962,446
330,138	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $330,140(e)	330,138
1,320,552	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $1,320,606(f)	1,320,552
503,143	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $503,146(g)	503,143
2,820,773	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $2,820,793(h)	2,820,773
3,451,751	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $3,451,774(i)	3,451,751
624,241	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $624,245(j)	624,241
	Total Repurchase Agreements (Cost $13,032,781)	13,032,781
	Total Investment Securities (Cost $14,163,056)† — 99.7%	14,163,056
	Other assets less liabilities — 0.3%	47,734
	Net Assets — 100.0%	$14,210,790

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $3,757,373.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $1,059,688. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $2,020,453. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $981,698. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $336,743. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $1,346,963. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $513,209. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $2,877,189. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $3,520,795. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $636,729. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$(12,799,378)	$4,187

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(5,376,678)	2,110

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	(2,020,869)	27,057

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(2,245,738)	11,883

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(6,075,542)	16,178

		$61,415

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.4%
	Federal Home Loan Bank
$642,690	0.11%, due 09/01/10	$642,690
483,540	0.10%, due 09/02/10	483,540
2,016,393	0.11%, due 09/02/10	2,016,393
303,085	0.15%, due 09/03/10	303,085
6,049	0.16%, due 09/03/10	6,049
	Total U.S. Government & Agency Securities (Cost $3,451,757)	3,451,757

	Repurchase Agreements (a) - 88.4%
3,266,412	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $3,266,434(b)	3,266,412
6,049,272	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $6,049,507(c)	6,049,272
2,939,226	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,939,246(d)	2,939,226
1,008,212	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,008,219(e)	1,008,212
4,032,848	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $4,033,013(f)	4,032,848
1,615,649	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,615,660(g)	1,615,649
9,088,965	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $9,089,028(h)	9,088,965
11,137,313	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $11,137,387(i)	11,137,313
1,906,377	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $1,906,389(j)	1,906,377
	Total Repurchase Agreements (Cost $41,044,274)	41,044,274
	Total Investment Securities (Cost $44,496,031)† — 95.8%	44,496,031
	Other assets less liabilities — 4.2%	1,945,139
	Net Assets — 100.0%	$46,441,170

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $12,717,996.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $3,331,740. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $6,170,285. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $2,998,019. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $1,028,383. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $4,113,505. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $1,647,971. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $9,270,745. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $11,360,089. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $1,944,513. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$(7,652,404)	$328,265

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(25,052,623)	(7,814)

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	(8,251,339)	716,299

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(24,024,291)	984,653

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(28,277,919)	(33,022)

		$1,988,381

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 5.8%
	Federal Home Loan Bank
$6,787,641	0.11%, due 09/01/10	$6,787,641
5,106,808	0.10%, due 09/02/10	5,106,808
21,295,730	0.11%, due 09/02/10	21,295,730
3,200,970	0.15%, due 09/03/10	3,200,970
63,887	0.16%, due 09/03/10	63,887
	Total U.S. Government & Agency Securities (Cost $36,455,036)	36,455,036

	Repurchase Agreements (a) - 71.5%
35,620,577	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $35,620,814(b)	35,620,577
63,888,165	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $63,890,650(c)	63,888,165
31,042,038	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $31,042,245(d)	31,042,038
10,648,027	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $10,648,101(e)	10,648,027
42,592,110	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $42,593,849(f)	42,592,110
18,011,610	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $18,011,730(g)	18,011,610
101,680,841	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $101,681,547(h)	101,680,841
124,769,452	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $124,770,284(i)	124,769,452
20,133,819	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $20,133,948(j)	20,133,819
	Total Repurchase Agreements (Cost $448,386,639)	448,386,639
	Total Investment Securities (Cost $484,841,675)† — 77.3%	484,841,675
	Other assets less liabilities — 22.7%	142,398,488
	Net Assets — 100.0%	$627,240,163

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $149,224,374.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $36,332,990. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $65,166,219. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $31,662,968. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $10,861,055. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $43,443,956. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $18,371,944. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $103,714,469. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $127,265,175. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $20,536,583. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(89,774,309)	$(2,512,977)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(131,755,034)	(1,317,271)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(263,190,877)	8,631,270

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(76,960,174)	7,127,636

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Dow Jones U.S. FinancialsSM Index	(136,154,640)	11,817,513

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(94,310,240)	8,320,163

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(463,436,990)	42,921,033

		$74,987,367

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.3%
	Federal Home Loan Bank
$78,985	0.11%, due 09/01/10	$78,985
59,426	0.10%, due 09/02/10	59,426
247,809	0.11%, due 09/02/10	247,809
37,248	0.15%, due 09/03/10	37,248
743	0.16%, due 09/03/10	743
	Total U.S. Government & Agency Securities (Cost $424,211)	424,211

	Repurchase Agreements (a) - 85.8%
396,146	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $396,149(b)	396,146
743,437	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $743,466(c)	743,437
361,222	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $361,224(d)	361,222
123,906	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $123,907(e)	123,906
495,625	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $495,645(f)	495,625
194,094	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $194,095(g)	194,094
1,090,223	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,090,231(h)	1,090,223
1,335,107	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,335,116(i)	1,335,107
234,287	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $234,288(j)	234,287
	Total Repurchase Agreements (Cost $4,974,047)	4,974,047
	Total Investment Securities (Cost $5,398,258)† — 93.1%	5,398,258
	Other assets less liabilities — 6.9%	402,195
	Net Assets — 100.0%	$5,800,453

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $1,492,834.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $404,069. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $758,309. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $368,447. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $126,385. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $505,538. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $197,977. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,112,028. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $1,361,813. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $238,974. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$(5,524,808)	$397,835

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(3,258,049)	9,016

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(880,701)	(1,174)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	(1,949,076)	(1,700)

		$403,977

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.1%
	Federal Home Loan Bank
$195,913	0.11%, due 09/01/10	$195,913
147,399	0.10%, due 09/02/10	147,399
614,664	0.11%, due 09/02/10	614,664
92,390	0.15%, due 09/03/10	92,390
1,844	0.16%, due 09/03/10	1,844
	Total U.S. Government & Agency Securities (Cost $1,052,210)	1,052,210

	Repurchase Agreements (a) - 82.5%
968,738	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $968,744(b)	968,738
1,844,020	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $1,844,092(c)	1,844,020
895,974	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $895,980(d)	895,974
307,337	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $307,339(e)	307,337
1,229,346	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $1,229,396(f)	1,229,346
469,728	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $469,731(g)	469,728
2,633,966	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $2,633,984(h)	2,633,966
3,223,415	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $3,223,436(i)	3,223,415
581,127	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $581,131(j)	581,127
	Total Repurchase Agreements (Cost $12,153,651)	12,153,651
	Total Investment Securities (Cost $13,205,861)† — 89.6%	13,205,861
	Other assets less liabilities — 10.4%	1,534,130
	Net Assets — 100.0%	$14,739,991

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $3,518,858.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $988,113. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $1,880,909. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $913,896. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $313,486. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $1,253,933. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $479,125. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $2,686,646. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $3,287,892. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $592,752. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of August 31, 2010:

	Notional Amount	Unrealized Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$(95,402)	$8,871

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(11,238,692)	(15,830)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	(9,242,175)	888,721

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Dow Jones U.S. IndustrialsSM Index	(4,648,401)	331,499

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(1,598,378)	115,657

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	(2,662,720)	222,421

		$1,551,339

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 5.2%
	Federal Home Loan Bank
$72,805	0.11%, due 09/01/10	$72,805
54,776	0.10%, due 09/02/10	54,776
228,420	0.11%, due 09/02/10	228,420
34,334	0.15%, due 09/03/10	34,334
685	0.16%, due 09/03/10	685
	Total U.S. Government & Agency Securities (Cost $391,020)	391,020

	Repurchase Agreements (a) - 81.6%
481,047	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $481,050(b)	481,047
685,272	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $685,299(c)	685,272
332,960	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $332,962(d)	332,960
114,212	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $114,213(e)	114,212
456,848	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $456,867(f)	456,848
276,769	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $276,771(g)	276,769
1,592,088	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,592,099(h)	1,592,088
1,968,010	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,968,023(i)	1,968,010
215,959	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $215,960(j)	215,959
	Total Repurchase Agreements (Cost $6,123,165)	6,123,165
	Total Investment Securities (Cost $6,514,185)† — 86.8%	6,514,185
	Other assets less liabilities — 13.2%	986,750
	Net Assets — 100.0%	$7,500,935

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $2,914,316.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $490,668. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $698,981. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $339,620. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $116,497. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $465,985. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $282,306. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,623,930. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $2,007,375. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $220,279. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of August 31, 2010:

	Notional Amount	Unrealized Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$(4,614,849)	$770,815

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	(5,728,933)	(23,754)

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the NASDAQ Biotechnology Index®	(4,727,378)	248,267

		$995,328

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.8%
	Federal Home Loan Bank
$1,921,455	0.11%, due 09/01/10	$1,921,455
1,445,643	0.10%, due 09/02/10	1,445,643
6,028,425	0.11%, due 09/02/10	6,028,425
906,135	0.15%, due 09/03/10	906,135
18,085	0.16%, due 09/03/10	18,085
	Total U.S. Government & Agency Securities (Cost $10,319,743)	10,319,743

	Repurchase Agreements (a) - 82.1%
8,668,093	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $8,668,151(b)	8,668,093
18,085,552	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $18,086,255(c)	18,085,552
8,787,424	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $8,787,483(d)	8,787,424
3,014,259	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $3,014,280(e)	3,014,259
12,057,035	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $12,057,527(f)	12,057,035
3,903,586	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $3,903,612(g)	3,903,586
21,612,963	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $21,613,113(h)	21,612,963
26,314,574	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $26,314,749(i)	26,314,574
5,699,511	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $5,699,547(j)	5,699,511
	Total Repurchase Agreements (Cost $108,142,997)	108,142,997
	Total Investment Securities (Cost $118,462,740)† — 89.9%	118,462,740
	Other assets less liabilities — 10.1%	13,243,150
	Net Assets — 100.0%	$131,705,890

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $23,455,719.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $8,841,455. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $18,447,345. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $8,963,198. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $3,074,563. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $12,298,177. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $3,981,680. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $22,045,225. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $26,840,936. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $5,813,526. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of August 31, 2010:

		Unrealized
	Notional Amount	Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(14,437,011)	$(145,448)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(22,778,353)	(874,342)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(32,837,727)	1,901,219

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(144,685,816)	10,364,896

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(26,010,160)	2,037,552

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(23,628,039)	1,700,081

		$14,983,958

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.4%
	Federal Home Loan Bank
$6,557,428	0.11%, due 09/01/10	$6,557,428
4,933,603	0.10%, due 09/02/10	4,933,603
20,573,453	0.11%, due 09/02/10	20,573,453
3,092,404	0.15%, due 09/03/10	3,092,404
61,720	0.16%, due 09/03/10	61,720
	Total U.S. Government & Agency Securities (Cost $35,218,608)	35,218,608

	Repurchase Agreements (a) - 99.1%
33,001,948	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $33,002,168(b)	33,001,948
61,721,303	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $61,723,703(c)	61,721,303
29,989,201	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $29,989,401(d)	29,989,201
10,286,884	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $10,286,955(e)	10,286,884
41,147,535	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $41,149,215(f)	41,147,535
16,209,713	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $16,209,821(g)	16,209,713
91,086,146	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $91,086,779(h)	91,086,146
111,563,711	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $111,564,455(i)	111,563,711
19,450,951	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $19,451,075(j)	19,450,951
	Total Repurchase Agreements (Cost $414,457,392)	414,457,392
	Total Investment Securities (Cost $449,676,000)† — 107.5%	449,676,000
	Liabilities in excess of other assets — (7.5%)	(31,406,792)
	Net Assets — 100.0%	$418,269,208

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $125,441,659.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $33,661,988. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $62,956,010. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $30,589,071. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $10,492,687. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $41,970,489. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $16,533,999. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $92,907,879. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $113,795,284. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $19,840,055. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of August 31, 2010:

		Unrealized
	Notional Amount	Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(59,697,325)	$(1,505,922)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(71,781,920)	(1,895,508)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(84,573,330)	741,849

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(80,536,687)	(3,084,497)

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Dow Jones U.S. Real EstateSM Index	(38,289,037)	363,078

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(480,645,052)	(41,779,437)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(21,513,187)	(1,618,425)

		$(48,778,862)

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.0%
	Federal Home Loan Bank
$482,145	0.11%, due 09/01/10	$482,145
362,750	0.10%, due 09/02/10	362,750
1,512,693	0.11%, due 09/02/10	1,512,693
227,374	0.15%, due 09/03/10	227,374
4,538	0.16%, due 09/03/10	4,538
	Total U.S. Government & Agency Securities (Cost $2,589,500)	2,589,500

	Repurchase Agreements (a) - 79.9%
2,356,542	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,356,558(b)	2,356,542
4,538,150	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $4,538,326(c)	4,538,150
2,205,000	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,205,015(d)	2,205,000
756,358	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $756,363(e)	756,358
3,025,433	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $3,025,557(f)	3,025,433
1,132,757	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,132,765(g)	1,132,757
6,342,728	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $6,342,772(h)	6,342,728
7,757,686	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $7,757,738(i)	7,757,686
1,430,161	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $1,430,170(j)	1,430,161
	Total Repurchase Agreements (Cost $29,544,815)	29,544,815
	Total Investment Securities (Cost $32,134,315)† — 86.9%	32,134,315
	Other assets less liabilities — 13.1%	4,854,366
	Net Assets — 100.0%	$36,988,681

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $8,294,507.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $2,403,673. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $4,628,934. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $2,249,106. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $771,490. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $3,085,942. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $1,155,419. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $6,469,583. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $7,912,861. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $1,458,770. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$(6,668,456)	$1,050,950

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(23,537,065)	—

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	(3,127,903)	467,176

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(22,358,358)	2,719,173

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(18,524,088)	—

		$4,237,299

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 6.6%
	Federal Home Loan Bank
$366,893	0.11%, due 09/01/10	$366,893
276,039	0.10%, due 09/02/10	276,039
1,151,099	0.11%, due 09/02/10	1,151,099
173,022	0.15%, due 09/03/10	173,022
3,453	0.16%, due 09/03/10	3,453
	Total U.S. Government & Agency Securities (Cost $1,970,506)	1,970,506

	Repurchase Agreements (a) - 85.5%
2,031,252	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,031,266(b)	2,031,252
3,453,350	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $3,453,484(c)	3,453,350
1,677,917	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,677,928(d)	1,677,917
575,558	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $575,562(e)	575,558
2,302,234	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $2,302,328(f)	2,302,234
1,062,961	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,062,968(g)	1,062,961
6,032,434	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $6,032,476(h)	6,032,434
7,417,623	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $7,417,672(i)	7,417,623
1,088,294	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $1,088,301(j)	1,088,294
	Total Repurchase Agreements (Cost $25,641,623)	25,641,623
	Total Investment Securities (Cost $27,612,129)† — 92.1%	27,612,129
	Other assets less liabilities — 7.9%	2,380,397
	Net Assets — 100.0%	$29,992,526

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $9,470,990.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $2,071,877. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $3,522,433. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $1,711,480. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $587,073. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $2,348,279. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $1,084,226. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $6,153,083. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $7,565,995. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $1,110,065. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$(19,087,030)	$1,695,990

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(12,594,223)	—

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	(3,019,821)	289,484

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(5,544,582)	274,888

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	(19,868,424)	—

		$2,260,362

See accompanying notes to schedules of portfolio investments.

UltraShort Telecommunications

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.6%
	Federal Home Loan Bank
$30,362	0.11%, due 09/01/10	$30,362
22,843	0.10%, due 09/02/10	22,843
95,259	0.11%, due 09/02/10	95,259
14,318	0.15%, due 09/03/10	14,318
286	0.16%, due 09/03/10	286
	Total U.S. Government & Agency Securities (Cost $163,068)	163,068

	Repurchase Agreements (a) - 101.5%
153,339	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $153,340(b)	153,339
285,781	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $285,792(c)	285,781
138,856	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $138,857(d)	138,856
47,630	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $47,630(e)	47,630
190,521	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $190,529(f)	190,521
75,505	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $75,506(g)	75,505
424,451	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $424,454(h)	424,451
519,958	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $519,961(i)	519,958
90,062	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $90,063(j)	90,062
	Total Repurchase Agreements (Cost $1,926,103)	1,926,103
	Total Investment Securities (Cost $2,089,171)† — 110.1%	2,089,171
	Liabilities in excess of other assets — (10.1%)	(191,391)
	Net Assets — 100.0%	$1,897,780

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $587,906.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $156,406. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $291,498. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $141,634. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $48,583. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $194,331. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $77,016. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $432,940. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $530,359. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $91,864. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(480,400)	$(63,938)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(320,896)	5,971

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(2,114,894)	(126,835)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(876,528)	5,341

		$(179,461)

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.9%
	Federal Home Loan Bank
$92,750	0.11%, due 09/01/10	$92,750
69,782	0.10%, due 09/02/10	69,782
290,996	0.11%, due 09/02/10	290,996
43,740	0.15%, due 09/03/10	43,740
873	0.16%, due 09/03/10	873
	Total U.S. Government & Agency Securities (Cost $498,141)	498,141

	Repurchase Agreements (a) - 97.1%
433,172	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $433,175(b)	433,172
873,000	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $873,034(c)	873,000
424,174	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $424,177(d)	424,174
145,500	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $145,501(e)	145,500
582,000	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $582,024(f)	582,000
200,890	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $200,891(g)	200,890
1,118,039	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,118,047(h)	1,118,039
1,364,115	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,364,124(i)	1,364,115
275,118	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $275,120(j)	275,118
	Total Repurchase Agreements (Cost $5,416,008)	5,416,008
	Total Investment Securities (Cost $5,914,149)† — 106.0%	5,914,149
	Liabilities in excess of other assets — (6.0%)	(335,330)
	Net Assets — 100.0%	$5,578,819

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $1,328,105.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $441,835. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $890,464. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $432,659. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $148,411. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $593,640. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $204,909. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,140,400. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $1,391,401. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $280,622. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$(940,022)	$(44,230)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(895,648)	(2,094)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(8,660,408)	(275,105)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(684,067)	(7,918)

		$(329,347)

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 9.2%
	Federal Home Loan Bank
$2,455,227	0.11%, due 09/01/10	$2,455,227
1,847,236	0.10%, due 09/02/10	1,847,236
7,703,097	0.11%, due 09/02/10	7,703,097
1,157,856	0.15%, due 09/03/10	1,157,856
23,109	0.16%, due 09/03/10	23,109
	Total U.S. Government & Agency Securities (Cost $13,186,525)	13,186,525

	Repurchase Agreements (a) - 87.8%
10,181,989	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $10,182,057(b)	10,181,989
23,109,643	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $23,110,542(c)	23,109,643
11,228,534	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $11,228,609(d)	11,228,534
3,851,607	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $3,851,634(e)	3,851,607
15,406,428	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $15,407,057(f)	15,406,428
4,233,053	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $4,233,081(g)	4,233,053
23,087,353	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $23,087,513(h)	23,087,353
27,936,377	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $27,936,563(i)	27,936,377
7,282,809	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $7,282,856(j)	7,282,809
	Total Repurchase Agreements (Cost $126,317,793)	126,317,793
	Total Investment Securities (Cost $139,504,318)† — 97.0%	139,504,318
	Other assets less liabilities — 3.0%	4,301,539
	Net Assets — 100.0%	$143,805,857

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $18,104,746.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $10,385,629. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $23,571,941. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $11,453,137. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $3,928,664. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $15,714,558. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $4,317,738. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $23,549,103. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $28,495,179. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $7,428,497. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

Short MSCI EAFE had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(9,959,486)	$350,355

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(39,723,945)	(456,392)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index®	(21,279,714)	1,293,842

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(33,517,585)	(73,669)

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(39,675,914)	(32,081)

		$1,082,055

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 9.1%
	Federal Home Loan Bank
$4,522,239	0.11%, due 09/01/10	$4,522,239
3,402,391	0.10%, due 09/02/10	3,402,391
14,188,197	0.11%, due 09/02/10	14,188,197
2,132,634	0.15%, due 09/03/10	2,132,634
42,564	0.16%, due 09/03/10	42,564
	Total U.S. Government & Agency Securities (Cost $24,288,025)	24,288,025

	Repurchase Agreements (a) - 87.5%
18,796,128	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $18,796,253(b)	18,796,128
42,565,240	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $42,566,895(c)	42,565,240
20,681,637	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $20,681,775(d)	20,681,637
7,094,207	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $7,094,256(e)	7,094,207
28,376,827	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $28,377,986(f)	28,376,827
7,832,337	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $7,832,389(g)	7,832,337
42,737,495	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $42,737,792(h)	42,737,495
51,723,391	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $51,723,736(i)	51,723,391
13,414,078	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $13,414,164(j)	13,414,078
	Total Repurchase Agreements (Cost $233,221,340)	233,221,340
	Total Investment Securities (Cost $257,509,365)† — 96.6%	257,509,365
	Other assets less liabilities — 3.4%	9,174,543
	Net Assets — 100.0%	$266,683,908

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $33,905,648.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $19,172,051. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $43,416,739. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $21,095,329. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $7,236,136. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $28,944,366. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $7,989,028. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $43,592,250. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $52,757,997. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $13,682,418. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

Short MSCI Emerging Markets had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(69,993,406)	$(55,047)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(66,804,058)	(958,496)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(53,106,424)	2,611,544

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(32,634,435)	(340,969)

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(45,548,192)	(5,731,918)

		$(4,474,886)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes schedules of portfolio investments.

Short FTSE/Xinhua China 25

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 9.6%
	Federal Home Loan Bank
$131,157	0.11%, due 09/01/10	$131,157
98,678	0.10%, due 09/02/10	98,678
411,495	0.11%, due 09/02/10	411,495
61,852	0.15%, due 09/03/10	61,852
1,234	0.16%, due 09/03/10	1,234
	Total U.S. Government & Agency Securities (Cost $704,416)	704,416

	Repurchase Agreements (a) - 84.4%
501,597	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $501,600(b)	501,597
1,234,504	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $1,234,552(c)	1,234,504
599,822	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $599,826(d)	599,822
205,751	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $205,752(e)	205,751
823,003	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $823,037(f)	823,003
190,394	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $190,395(g)	190,394
1,018,911	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,018,918(h)	1,018,911
1,223,098	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,223,106(i)	1,223,098
389,042	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $389,044(j)	389,042
	Total Repurchase Agreements (Cost $6,186,122)	6,186,122
	Total Investment Securities (Cost $6,890,538)† — 94.0%	6,890,538
	Other assets less liabilities — 6.0%	440,992
	Net Assets — 100.0%	$7,331,530

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $405,442.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $511,629. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $1,259,200. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $611,820. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $209,867. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $839,463. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $194,203. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,039,289. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $1,247,563. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $396,825. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

Short FTSE/Xinhua China 25 had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE/Xinhua China 25 Index®	$(1,630,758)	$6,213

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE/Xinhua China 25 Index®	(1,086,927)	72,453

Equity Index Swap Agreement with Societe Generale, based on the FTSE/Xinhua China 25 Index®	(1,467,608)	22,672

Equity Index Swap Agreement with UBS AG, based on the FTSE/Xinhua China 25 Index®	(3,141,703)	(165,563)

		$(64,225)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.6%
	Federal Home Loan Bank
$605,823	0.11%, due 09/01/10	$605,823
455,802	0.10%, due 09/02/10	455,802
1,900,725	0.11%, due 09/02/10	1,900,725
285,699	0.15%, due 09/03/10	285,699
5,702	0.16%, due 09/03/10	5,702
	Total U.S. Government & Agency Securities (Cost $3,253,751)	3,253,751

	Repurchase Agreements (a) - 96.9%
2,917,181	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,917,200(b)	2,917,181
5,702,263	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $5,702,485(c)	5,702,263
2,770,621	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,770,639(d)	2,770,621
950,377	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $950,384(e)	950,377
3,801,509	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $3,801,664(f)	3,801,509
1,386,299	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,386,308(g)	1,386,299
7,747,569	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $7,747,623(h)	7,747,569
9,468,655	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $9,468,718(i)	9,468,655
1,797,022	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $1,797,033(j)	1,797,022
	Total Repurchase Agreements (Cost $36,541,496)	36,541,496
	Total Investment Securities (Cost $39,795,247)† — 105.5%	39,795,247
	Liabilities in excess of other assets — (5.5%)	(2,085,915)
	Net Assets — 100.0%	$37,709,332

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $9,840,117.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $2,975,525. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $5,816,334. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $2,826,041. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $969,391. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $3,877,540. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $1,414,033. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $7,902,521. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $9,658,053. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $1,832,970. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI EAFE had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(24,714,512)	$(1,692,398)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(14,968,233)	(208,272)

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(30,937,150)	(67,998)

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(5,071,654)	(45,821)

		$(2,014,489)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.1%
	Federal Home Loan Bank
$2,139,071	0.11%, due 09/01/10	$2,139,071
1,609,370	0.10%, due 09/02/10	1,609,370
6,711,178	0.11%, due 09/02/10	6,711,178
1,008,760	0.15%, due 09/03/10	1,008,760
20,133	0.16%, due 09/03/10	20,133
	Total U.S. Government & Agency Securities (Cost $11,488,512)	11,488,512

	Repurchase Agreements (a) - 89.6%
11,606,257	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $11,606,334(b)	11,606,257
20,133,843	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $20,134,626(c)	20,133,843
9,782,649	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $9,782,714(d)	9,782,649
3,355,640	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $3,355,663(e)	3,355,640
13,422,562	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $13,423,110(f)	13,422,562
5,997,686	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $5,997,726(g)	5,997,686
33,972,732	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $33,972,968(h)	33,972,732
41,742,319	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $41,742,597(i)	41,742,319
6,345,013	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $6,345,054(j)	6,345,013
	Total Repurchase Agreements (Cost $146,358,701)	146,358,701
	Total Investment Securities (Cost $157,847,213)† — 96.7%	157,847,213
	Other assets less liabilities — 3.3%	5,436,526
	Net Assets — 100.0%	$163,283,739

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $52,080,112.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $11,838,383. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $20,536,612. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $9,978,330. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $3,422,774. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $13,691,014. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $6,117,674. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $34,652,191. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $42,577,277. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $6,471,941. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Emerging Markets had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(112,535,808)	$(10,718,290)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(47,235,242)	(1,006,374)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(72,486,179)	3,432,711

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(61,926,160)	(655,100)

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(34,090,736)	(4,288,886)

		$(13,235,939)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes schedules of portfolio investments.

UltraShort MSCI Europe

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.1%
	Federal Home Loan Bank
$1,266,987	0.11%, due 09/01/10	$1,266,987
953,242	0.10%, due 09/02/10	953,242
3,975,081	0.11%, due 09/02/10	3,975,081
597,496	0.15%, due 09/03/10	597,496
11,925	0.16%, due 09/03/10	11,925
	Total U.S. Government & Agency Securities (Cost $6,804,731)	6,804,731

	Repurchase Agreements (a) - 87.9%
5,895,550	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $5,895,589(b)	5,895,550
11,925,425	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $11,925,889(c)	11,925,425
5,794,336	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $5,794,375(d)	5,794,336
1,987,571	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,987,585(e)	1,987,571
7,950,284	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $7,950,609(f)	7,950,284
2,725,888	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,725,906(g)	2,725,888
15,162,785	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $15,162,890(h)	15,162,785
18,496,121	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $18,496,244(i)	18,496,121
3,758,199	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $3,758,223(j)	3,758,199
	Total Repurchase Agreements (Cost $73,696,159)	73,696,159
	Total Investment Securities (Cost $80,500,890)† — 96.0%	80,500,890
	Other assets less liabilities — 4.0%	3,381,379
	Net Assets — 100.0%	$83,882,269

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $17,854,247.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $6,013,461. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $12,163,988. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $5,910,239. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $2,027,335. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $8,109,290. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $2,780,421. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $15,466,042. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $18,866,093. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $3,833,379. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Europe had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$(22,870,914)	$(1,594,770)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	(26,370,446)	(469,880)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Europe Index®	(23,138,546)	661,975

Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	(76,297,763)	(948,485)

Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	(20,029,881)	(178,998)

		$(2,530,158)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes schedules of portfolio investments.

UltraShort MSCI Pacific ex-Japan

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.2%
	Federal Home Loan Bank
$38,690	0.11%, due 09/01/10	$38,690
29,109	0.10%, due 09/02/10	29,109
121,387	0.11%, due 09/02/10	121,387
18,246	0.15%, due 09/03/10	18,246
364	0.16%, due 09/03/10	364
	Total U.S. Government & Agency Securities (Cost $207,796)	207,796

	Repurchase Agreements (a) - 125.6%
251,096	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $251,098(b)	251,096
364,168	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $364,182(c)	364,168
176,942	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $176,943(d)	176,942
60,695	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $60,695(e)	60,695
242,779	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $242,789(f)	242,779
143,245	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $143,246(g)	143,245
823,054	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $823,060(h)	823,054
1,016,940	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,016,947(i)	1,016,940
114,764	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $114,765(j)	114,764
	Total Repurchase Agreements (Cost $3,193,683)	3,193,683
	Total Investment Securities (Cost $3,401,479)† — 133.8%	3,401,479
	Liabilities in excess of other assets — (33.8%)	(858,672)
	Net Assets — 100.0%	$2,542,807

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $1,488,433.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $256,118. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $371,453. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $180,481. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $61,909. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $247,635. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $146,111. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $839,515. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $1,037,282. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $117,060. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Pacific ex-Japan Index®	$(2,896,800)	$(809,589)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	(1,352,576)	(42,289)

Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	(836,219)	(12,920)

		$(864,798)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes schedules of portfolio investments.

UltraShort MSCI Brazil

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 6.8%
	Federal Home Loan Bank
$466,545	0.11%, due 09/01/10	$466,545
351,014	0.10%, due 09/02/10	351,014
1,463,750	0.11%, due 09/02/10	1,463,750
220,017	0.15%, due 09/03/10	220,017
4,391	0.16%, due 09/03/10	4,391
	Total U.S. Government & Agency Securities (Cost $2,505,717)	2,505,717

	Repurchase Agreements (a) - 106.1%
3,063,127	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $3,063,147(b)	3,063,127
4,391,317	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $4,391,488(c)	4,391,317
2,133,657	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $2,133,671(d)	2,133,657
731,886	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $731,891(e)	731,886
2,927,545	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $2,927,665(f)	2,927,545
1,757,117	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,757,129(g)	1,757,117
10,103,569	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $10,103,639(h)	10,103,569
12,487,268	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $12,487,351(i)	12,487,268
1,383,885	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $1,383,894(j)	1,383,885
	Total Repurchase Agreements (Cost $38,979,371)	38,979,371
	Total Investment Securities (Cost $41,485,088)† — 112.9%	41,485,088
	Liabilities in excess of other assets — (12.9%)	(4,727,873)
	Net Assets — 100.0%	$36,757,215

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $18,416,623.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $3,124,390. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $4,479,163. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $2,176,336. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $746,528. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $2,986,096. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $1,792,269. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $10,305,642. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $12,737,047. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $1,411,569. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Brazil had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$(5,000,094)	$(73,224)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	(12,323,359)	(631,603)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	(3,894,731)	(94,658)

Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	(52,686,234)	(3,902,888)

		$(4,702,373)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes schedules of portfolio investments.

UltraShort FTSE/Xinhua China 25

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.4%
	Federal Home Loan Bank
$4,062,017	0.11%, due 09/01/10	$4,062,017
3,056,134	0.10%, due 09/02/10	3,056,134
12,744,282	0.11%, due 09/02/10	12,744,282
1,915,598	0.15%, due 09/03/10	1,915,598
38,233	0.16%, due 09/03/10	38,233
	Total U.S. Government & Agency Securities (Cost $21,816,264)	21,816,264

	Repurchase Agreements (a) - 89.7%
20,939,126	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $20,939,266(b)	20,939,126
38,233,431	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $38,234,918(c)	38,233,431
18,576,893	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $18,577,017(d)	18,576,893
6,372,238	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $6,372,282(e)	6,372,238
25,488,954	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $25,489,995(f)	25,488,954
10,459,947	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $10,460,017(g)	10,459,947
58,936,337	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $58,936,746(h)	58,936,337
72,263,991	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $72,264,473(i)	72,263,991
12,048,945	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $12,049,022(j)	12,048,945
	Total Repurchase Agreements (Cost $263,319,862)	263,319,862
	Total Investment Securities (Cost $285,136,126)† — 97.1%	285,136,126
	Other assets less liabilities — 2.9%	8,557,297
	Net Assets — 100.0%	$293,693,423

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $84,288,272.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $21,357,909. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $38,998,274. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $18,948,484. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $6,499,723. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $25,998,735. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $10,669,205. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $60,115,070. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $73,709,464. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $12,289,976. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort FTSE/Xinhua China 25 had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE/Xinhua China 25 Index®	$(226,854,394)	$(2,388,981)

Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE/Xinhua China 25 Index®	(83,820,480)	(907,294)

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE/Xinhua China 25 Index®	(64,799,226)	2,260,312

Equity Index Swap Agreement with Societe Generale, based on the FTSE/Xinhua China 25 Index®	(157,048,904)	(832,543)

Equity Index Swap Agreement with UBS AG, based on the FTSE/Xinhua China 25 Index®	(56,164,991)	(185,616)

		$(2,054,122)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.3%
	Federal Home Loan Bank
$280,406	0.11%, due 09/01/10	$280,406
210,969	0.10%, due 09/02/10	210,969
879,753	0.11%, due 09/02/10	879,753
132,236	0.15%, due 09/03/10	132,236
2,639	0.16%, due 09/03/10	2,639
	Total U.S. Government & Agency Securities (Cost $1,506,003)	1,506,003

	Repurchase Agreements (a) - 89.5%
1,299,034	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,299,043(b)	1,299,034
2,639,301	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $2,639,404(c)	2,639,301
1,282,386	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,282,395(d)	1,282,386
439,883	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $439,886(e)	439,883
1,759,534	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $1,759,606(f)	1,759,534
598,429	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $598,433(g)	598,429
3,326,643	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $3,326,666(h)	3,326,643
4,056,913	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $4,056,940(i)	4,056,913
831,753	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $831,758(j)	831,753
	Total Repurchase Agreements (Cost $16,233,876)	16,233,876
	Total Investment Securities (Cost $17,739,879)† — 97.8%	17,739,879
	Other assets less liabilities — 2.2%	400,388
	Net Assets — 100.0%	$18,140,267

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $3,875,105.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $1,325,015. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $2,692,099. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $1,308,037. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $448,683. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $1,794,725. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $610,401. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $3,393,176. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $4,138,062. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $848,392. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Japan had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$(4,137,794)	$249,160

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	(18,509,730)	38,858

Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	(9,659,989)	19,623

Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	(3,863,749)	126,079

		$433,720

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes schedules of portfolio investments.

UltraShort MSCI Mexico Investable Market

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.7%
	Federal Home Loan Bank
$75,072	0.11%, due 09/01/10	$75,072
56,482	0.10%, due 09/02/10	56,482
235,534	0.11%, due 09/02/10	235,534
35,403	0.15%, due 09/03/10	35,403
707	0.16%, due 09/03/10	707
	Total U.S. Government & Agency Securities (Cost $403,198)	403,198

	Repurchase Agreements (a) - 81.7%
305,641	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $305,643(b)	305,641
706,614	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $706,641(c)	706,614
343,330	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $343,332(d)	343,330
117,769	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $117,770(e)	117,769
471,076	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $471,095(f)	471,076
124,628	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $124,629(g)	124,628
677,109	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $677,114(h)	677,109
818,003	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $818,008(i)	818,003
222,687	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $222,688(j)	222,687
	Total Repurchase Agreements (Cost $3,786,857)	3,786,857
	Total Investment Securities (Cost $4,190,055)† — 90.4%	4,190,055
	Other assets less liabilities — 9.6%	442,492
	Net Assets — 100.0%	$4,632,547

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $478,069.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $311,754. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $720,749. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $350,198. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $120,125. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $480,498. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $127,121. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $690,651. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $834,365. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $227,142. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Mexico Investable Market had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$(1,301,457)	$46,571

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	(2,487,961)	(33,306)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	(5,560,174)	424,989

		$438,254

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 10.2%
	Federal Home Loan Bank
$8,840,016	0.11%, due 09/01/10	$8,840,016
6,650,951	0.10%, due 09/02/10	6,650,951
27,734,909	0.11%, due 09/02/10	27,734,909
4,168,846	0.15%, due 09/03/10	4,168,846
83,205	0.16%, due 09/03/10	83,205
	Total U.S. Government & Agency Securities (Cost $47,477,927)	47,477,927

	Repurchase Agreements (a) - 98.4%
36,830,736	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $36,830,982(b)	36,830,736
83,205,999	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $83,209,235(c)	83,205,999
40,428,205	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $40,428,475(d)	40,428,205
13,867,667	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $13,867,763(e)	13,867,667
55,470,666	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $55,472,931(f)	55,470,666
15,385,113	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $15,385,216(g)	15,385,113
83,990,077	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $83,990,660(h)	83,990,077
101,670,026	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $101,670,704(i)	101,670,026
26,221,672	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $26,221,840(j)	26,221,672
	Total Repurchase Agreements (Cost $457,070,161)	457,070,161
	Total Investment Securities (Cost $504,548,088)† — 108.6%	504,548,088
	Liabilities in excess of other assets — (8.6%)	(39,903,055)
	Net Assets — 100.0%	$464,645,033

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $67,450,341.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $37,567,352. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $84,870,498. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $41,236,885. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $14,145,109. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $56,580,084. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $15,692,902. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $85,669,888. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $103,703,699. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $26,746,220. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	87	12/21/10	$11,747,719	$(31)

Cash collateral in the amount of $400,862 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$(192,042,341)	$(19,830,461)

Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(130,525,075)	(21,816,254)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(107,402,122)	(9,351,124)

Bond Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(25,942,422)	(2,447,800)

		$(53,445,639)

See accompanying notes schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 9.6%
	Federal Home Loan Bank
$5,927,214	0.11%, due 09/01/10	$5,927,214
4,459,450	0.10%, due 09/02/10	4,459,450
18,596,204	0.11%, due 09/02/10	18,596,204
2,795,203	0.15%, due 09/03/10	2,795,203
55,788	0.16%, due 09/03/10	55,788
	Total U.S. Government & Agency Securities (Cost $31,833,859)	31,833,859

	Repurchase Agreements (a) - 118.9%
31,392,729	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $31,392,938(b)	31,392,729
55,789,464	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $55,791,634(c)	55,789,464
27,107,034	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $27,107,215(d)	27,107,034
9,298,244	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $9,298,309(e)	9,298,244
37,192,976	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $37,194,495(f)	37,192,976
15,971,192	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $15,971,298(g)	15,971,192
90,248,208	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $90,248,835(h)	90,248,208
110,782,674	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $110,783,413(i)	110,782,674
17,581,583	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $17,581,695(j)	17,581,583
	Total Repurchase Agreements (Cost $395,364,104)	395,364,104
	Total Investment Securities (Cost $427,197,963)† — 128.5%	427,197,963
	Liabilities in excess of other assets — (28.5%)	(94,777,619)
	Net Assets — 100.0%	$332,420,344

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $134,124,758.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $32,020,585. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $56,905,507. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $27,649,253. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $9,484,268. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $37,936,839. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $16,290,706. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $92,053,182. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $112,998,624. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $17,933,291. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Note Futures Contracts	30	12/21/10	$3,768,750	$7,978

Cash collateral in the amount of $290,960 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	$(61,887,547)	$(7,191,318)

Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(445,888,611)	(66,946,430)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(302,078)	(7,832)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(6,258,625)	(161,632)

Bond Index Swap Agreement with UBS AG, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(147,142,873)	(21,819,299)

		$(96,126,511)

See accompanying notes schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 9.3%
	Federal Home Loan Bank
$74,073,658	0.11%, due 09/01/10	$74,073,658
55,730,700	0.10%, due 09/02/10	55,730,700
232,400,723	0.11%, due 09/02/10	232,400,723
34,932,250	0.15%, due 09/03/10	34,932,250
697,200	0.16%, due 09/03/10	697,200
	Total U.S. Government & Agency Securities (Cost $397,834,531)	397,834,531

	Repurchase Agreements (a) - 116.7%
394,133,829	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $394,136,457(b)	394,133,829
697,212,822	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $697,239,936(c)	697,212,822
338,762,385	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $338,764,643(d)	338,762,385
116,202,137	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $116,202,944(e)	116,202,137
464,808,548	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $464,827,528(f)	464,808,548
201,125,585	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $201,126,926(g)	201,125,585
1,137,032,228	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $1,137,040,124(h)	1,137,032,228
1,396,004,372	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $1,396,013,679(i)	1,396,004,372
219,720,768	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $219,722,172(j)	219,720,768
	Total Repurchase Agreements (Cost $4,965,002,674)	4,965,002,674
	Total Investment Securities (Cost $5,362,837,205)† — 126.0%	5,362,837,205
	Liabilities in excess of other assets — (26.0%)	(1,107,746,901)
	Net Assets — 100.0%	$4,255,090,304

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $1,700,238,882.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $402,016,521. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $711,160,253. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $345,538,607. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $118,526,920. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $474,104,760. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $205,149,234. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $1,159,773,002. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $1,423,928,200. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $224,116,140. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	1,255	12/21/10	$169,464,219	$(438)

Cash collateral in the amount of $3,306,954 was pledged to cover margin requirements for open futures contracts as of August 31, 2010.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$(1,667,317,884)	$(210,165,892)

Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(4,801,495,954)	(653,694,699)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(141,023,828)	(11,360,349)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(107,834,098)	(24,428,987)

Bond Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(50,308,469)	(45,448,096)

Bond Index Swap Agreement with UBS AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(1,614,425,160)	(229,064,269)

		$(1,174,162,292)

See accompanying notes schedules of portfolio investments.

Credit Suisse 130/30

Schedule of Portfolio Investments

August 31, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 98.2%
	Consumer Discretionary - 11.7%

2,477	Amazon.com, Inc.*	$309,204
4,068	Apollo Group, Inc., Class A*	172,809
5,348	Big Lots, Inc.*	167,178
8,283	CarMax, Inc.*	165,080
1,210	Carnival Corp.	37,728
11,279	CBS Corp., Class B	155,876
5,082	Coach, Inc.	182,139
19,629	Comcast Corp., Class A	336,048
4,394	Darden Restaurants, Inc.	181,296
3,677	DeVry, Inc.	140,130
5,269	Discovery Communications, Inc., Class A*	198,905
26,504	Ford Motor Co.*	299,230
7,963	GameStop Corp., Class A*	142,777
13,087	Gannett Co., Inc.	158,222
4,585	Gap, Inc. (The)	77,441
4,275	Genuine Parts Co.	179,251
16,482	Goodyear Tire & Rubber Co. (The)*	152,294
4,942	Harman International Industries, Inc.*	154,042
2,084	Home Depot, Inc.	57,956
6,389	J.C. Penney Co., Inc.	127,780
8,288	Johnson Controls, Inc.	219,881
7,539	Leggett & Platt, Inc.	144,523
2,196	Lennar Corp., Class A	28,921
1,523	Limited Brands, Inc.	35,943
1,991	McDonald’s Corp.	145,462
21,052	News Corp., Class A	264,624
996	Polo Ralph Lauren Corp.	75,437
20,883	PulteGroup, Inc.*	167,690
3,604	Ross Stores, Inc.	178,866
2,098	Starbucks Corp.	48,233
5,842	Target Corp.	298,877
5,194	TJX Cos., Inc.	206,150
3,146	Walt Disney Co. (The)	102,528
470	Washington Post Co. (The), Class B	169,308
2,300	Whirlpool Corp.	170,568
2,063	Wynn Resorts Ltd.	166,298
		5,818,695
	Consumer Staples - 10.9%

1,082	Altria Group, Inc.	24,150
773	Archer-Daniels-Midland Co.	23,793
2,317	Avon Products, Inc.	67,425
2,069	Campbell Soup Co.	77,091
11,781	Coca-Cola Co. (The)	658,794
6,715	Coca-Cola Enterprises, Inc.	191,109
1,722	Colgate-Palmolive Co.	127,153
8,979	ConAgra Foods, Inc.	193,857
9,432	CVS Caremark Corp.	254,664
2,626	Dean Foods Co.*	26,864
5,135	Dr. Pepper Snapple Group, Inc.	189,071
3,109	Estee Lauder Cos., Inc. (The), Class A	174,322
4,009	Hershey Co. (The)	186,298
3,965	Kimberly-Clark Corp.	255,346
1,650	Kraft Foods, Inc., Class A	49,417
1,837	Lorillard, Inc.	139,630
2,443	McCormick & Co., Inc. (Non-Voting)	97,402
3,995	Molson Coors Brewing Co., Class B	174,022
8,619	PepsiCo, Inc.	553,167
4,245	Philip Morris International, Inc.	218,363
8,816	Procter & Gamble Co. (The)	526,051
3,405	Reynolds American, Inc.	185,709
13,418	Sara Lee Corp.	193,756
14,907	SUPERVALU, Inc.	144,896
10,207	Tyson Foods, Inc., Class A	167,191
7,332	Wal-Mart Stores, Inc.	367,626
4,922	Whole Foods Market, Inc.*	171,236
		5,438,403
	Energy - 9.1%

3,130	Apache Corp.	281,230
9,864	Chevron Corp.	731,514
3,050	ConocoPhillips	159,911
17,826	Exxon Mobil Corp.	1,054,586
2,668	FMC Technologies, Inc.*	165,016
4,031	Hess Corp.	202,558
7,541	Marathon Oil Corp.	229,925
3,668	Murphy Oil Corp.	196,458
10,704	Nabors Industries Ltd.*	167,839
1,248	Occidental Petroleum Corp.	91,204
3,224	Pioneer Natural Resources Co.	186,412
1,365	QEP Resources, Inc.	39,626
2,178	Schlumberger Ltd.	116,153
5,911	Southwestern Energy Co.*	193,408
4,917	Sunoco, Inc.	165,605
13,492	Tesoro Corp.	151,515
11,479	Valero Energy Corp.	181,024
10,378	Williams Cos., Inc. (The)	188,153
		4,502,137
	Financials - 15.5%

4,233	ACE Ltd.	226,339
1,585	Aflac, Inc.	74,891
7,258	Allstate Corp. (The)	200,321
1,058	American Express Co.	42,182
4,756	American International Group, Inc.*	161,371
4,491	Ameriprise Financial, Inc.	195,718
1,470	Assurant, Inc.	53,743
30,647	Bank of America Corp.	381,555
3,266	BB&T Corp.	72,244
5,416	Capital One Financial Corp.	205,050
10,668	CB Richard Ellis Group, Inc., Class A*	175,169
4,189	Chubb Corp.	230,898
6,474	Cincinnati Financial Corp.	172,726
860	CME Group, Inc.	213,349
12,721	Discover Financial Services	184,582
2,471	Federated Investors, Inc., Class B	51,520
12,920	Fifth Third Bancorp	142,766
2,131	Franklin Resources, Inc.	205,663
1,006	Goldman Sachs Group, Inc. (The)	137,762
3,850	Health Care REIT, Inc. (REIT)	176,869
15,296	Hudson City Bancorp, Inc.	176,286
30,510	Huntington Bancshares, Inc./OH	161,398
199	IntercontinentalExchange, Inc.*	19,016
20,331	JPMorgan Chase & Co.	739,235
23,430	KeyCorp	172,679
6,145	Legg Mason, Inc.	155,653
8,130	Leucadia National Corp.*	173,576
5,592	Loews Corp.	196,503
309	M&T Bank Corp.	26,463
7,454	MetLife, Inc.	280,270
7,785	Moody’s Corp.	164,575
8,324	NASDAQ OMX Group, Inc. (The)*	149,083
1,304	NYSE Euronext	36,173
10,399	Progressive Corp. (The)	205,900
4,453	Prudential Financial, Inc.	225,188
2,115	Public Storage (REIT)	207,312
12,606	Regions Financial Corp.	81,057
4,950	Travelers Cos., Inc. (The)	242,451
13,288	U.S. Bancorp	276,390
5,222	Unum Group	104,701
1,131	Ventas, Inc. (REIT)	57,127

See accompanying notes schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
17,830	Wells Fargo & Co.	$419,896
7,796	Zions Bancorp.	143,680
		7,719,330
	Health Care - 10.4%

3,597	Abbott Laboratories	177,476
7,263	Aetna, Inc.	194,067
6,448	AmerisourceBergen Corp.	175,901
1,135	Amgen, Inc.*	57,930
3,078	Becton, Dickinson and Co.	209,889
2,929	Bristol-Myers Squibb Co.	76,388
2,297	C.R. Bard, Inc.	176,479
6,360	Cardinal Health, Inc.	190,546
6,504	CareFusion Corp.*	140,356
1,667	Celgene Corp.*	85,884
2,896	Cephalon, Inc.*	163,943
4,236	Eli Lilly & Co.	142,160
5,554	Express Scripts, Inc.*	236,600
7,998	Gilead Sciences, Inc.*	254,816
3,817	Humana, Inc.*	182,414
647	Intuitive Surgical, Inc.*	171,474
9,919	Johnson & Johnson	565,581
3,381	McKesson Corp.	196,267
5,008	Medco Health Solutions, Inc.*	217,748
5,313	Medtronic, Inc.	167,253
8,578	Merck & Co., Inc.	301,603
21,346	Pfizer, Inc.	340,042
1,657	Quest Diagnostics, Inc.	72,080
4,434	Stryker Corp.	191,505
4,669	Thermo Fisher Scientific, Inc.*	196,658
3,480	UnitedHealth Group, Inc.	110,386
3,269	Varian Medical Systems, Inc.*	174,042
		5,169,488
	Industrials - 8.3%

986	3M Co.	77,450
4,953	Avery Dennison Corp.	161,072
683	Boeing Co. (The)	41,752
2,812	C.H. Robinson Worldwide, Inc.	182,752
245	Caterpillar, Inc.	15,964
256	CSX Corp.	12,772
979	Cummins, Inc.	72,847
3,935	Dover Corp.	176,131
3,143	FedEx Corp.	245,311
4,062	General Dynamics Corp.	226,944
33,325	General Electric Co.	482,546
3,871	ITT Corp.	164,518
2,610	L-3 Communications Holdings, Inc.	173,826
3,377	Lockheed Martin Corp.	234,769
3,928	Northrop Grumman Corp.	212,583
8,922	R.R. Donnelley & Sons Co.	135,124
4,567	Raytheon Co.	200,583
4,028	Ryder System, Inc.	154,554
3,901	Snap-On, Inc.	160,838
2,615	Stericycle, Inc.*	171,283
9,606	Textron, Inc.	163,974
6,327	United Parcel Service, Inc., Class B	403,663
1,478	United Technologies Corp.	96,380
1,646	W.W. Grainger, Inc.	174,130
		4,141,766
	Information Technology - 19.0%

26,088	Advanced Micro Devices, Inc.*	146,615
2,678	Akamai Technologies, Inc.*	123,375
7,415	Altera Corp.	182,928
4,212	Apple, Inc.*	1,025,074
19,365	Applied Materials, Inc.	201,202
6,379	Broadcom Corp., Class A	191,179
9,053	CA, Inc.	163,045
17,986	Cisco Systems, Inc.*	360,619
3,819	Cognizant Technology Solutions Corp., Class A*	219,993
4,228	Computer Sciences Corp.	168,317
15,287	Corning, Inc.	239,700
19,896	Dell, Inc.*	234,176
207	EMC Corp.*	3,776
683	First Solar, Inc.*	87,322
751	Google, Inc., Class A*	337,965
4,074	Harris Corp.	171,393
13,427	Hewlett-Packard Co.	516,671
30,580	Intel Corp.	541,878
3,765	International Business Machines Corp.	463,961
5,287	Intuit, Inc.*	226,284
14,101	Jabil Circuit, Inc.	144,535
4,613	Lexmark International, Inc., Class A*	161,409
1,068	Mastercard, Inc., Class A	211,848
24,463	Micron Technology, Inc.*	158,153
31,806	Microsoft Corp.	746,805
25,933	Motorola, Inc.*	195,275
1,364	NetApp, Inc.*	55,160
6,664	Novellus Systems, Inc.*	155,271
17,401	NVIDIA Corp.*	162,351
13,427	Oracle Corp.	293,783
2,282	QUALCOMM, Inc.	87,423
4,617	SanDisk Corp.*	153,469
12,168	Symantec Corp.*	165,850
23,955	Tellabs, Inc.	170,081
17,024	Teradyne, Inc.*	152,876
420	Texas Instruments, Inc.	9,673
11,605	Total System Services, Inc.	164,791
2,655	Visa, Inc., Class A	183,142
6,073	Western Digital Corp.*	146,663
4,536	Xilinx, Inc.	109,544
15,851	Yahoo!, Inc.*	207,331
		9,440,906
	Materials - 4.4%

15,258	Alcoa, Inc.	155,784
3,063	Ball Corp.	171,773
3,158	Cliffs Natural Resources, Inc.	193,238
7,313	Dow Chemical Co. (The)	178,218
2,744	Eastman Chemical Co.	168,893
4,119	Freeport-McMoRan Copper & Gold, Inc.	296,486
8,937	International Paper Co.	182,851
4,626	MeadWestvaco Corp.	100,662
4,545	Newmont Mining Corp.	278,699
7,788	Sealed Air Corp.	159,732
5,297	Titanium Metals Corp.*	95,982
11,711	Weyerhaeuser Co.	183,855
		2,166,173
	Telecommunication Services - 2.9%

28,326	AT&T, Inc.	765,652
5,487	CenturyLink, Inc.	198,410
18,680	MetroPCS Communications, Inc.*	166,999
10,094	Verizon Communications, Inc.	297,874
		1,428,935
	Utilities - 6.0%

7,714	Allegheny Energy, Inc.	173,951
6,739	Ameren Corp.	189,164
12,356	CenterPoint Energy, Inc.	182,745
9,909	CMS Energy Corp.	173,408

See accompanying notes schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,308	Consolidated Edison, Inc.	$204,759
6,036	Constellation Energy Group, Inc.	177,036
5,891	Edison International	198,821
4,511	Exelon Corp.	183,688
5,468	FirstEnergy Corp.	199,746
3,530	Integrys Energy Group, Inc.	171,028
3,799	Nicor, Inc.	160,660
2,821	Northeast Utilities	81,724
3,883	Oneok, Inc.	166,620
9,851	Pepco Holdings, Inc.	176,825
4,331	Pinnacle West Capital Corp.	172,590
4,744	Progress Energy, Inc.	203,565
10,420	TECO Energy, Inc.	175,890
		2,992,220
	Total Common Stocks (Cost $51,212,306)	48,818,053

Principal Amount
	U.S. Government & Agency Securities (a) - 0.2%
	Federal Home Loan Bank
$18,108	0.11%, due 09/01/10	18,108
13,624	0.10%, due 09/02/10	13,624
56,812	0.11%, due 09/02/10	56,812
8,540	0.15%, due 09/03/10	8,540
170	0.16%, due 09/03/10	170
	Total U.S. Government & Agency Securities (Cost $97,254)	97,254

	Repurchase Agreements (a) - 1.8%
73,209	Bank of America Corp., 0.24%, dated 08/31/10, due 09/01/10, total to be received $73,209(b)	73,209
170,440	Credit Suisse (USA) LLC, 0.20%, dated 08/25/10, due 09/01/10, total to be received $170,447(c)	170,440
82,814	Credit Suisse (USA) LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $82,815(d)	82,814
28,407	Credit Suisse (USA) LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $28,407(e)	28,407
113,627	ING Financial Markets LLC, 0.21%, dated 08/27/10, due 09/03/10, total to be received $113,632(f)	113,627
29,627	ING Financial Markets LLC, 0.24%, dated 08/31/10, due 09/01/10, total to be received $29,627(g)	29,627
160,718	ING Financial Markets LLC, 0.25%, dated 08/31/10, due 09/01/10, total to be received $160,719(h)	160,718
194,037	JPMorgan Chase & Co., 0.24%, dated 08/31/10, due 09/01/10, total to be received $194,038(i)	194,037
53,711	UBS Securities LLC, 0.23%, dated 08/31/10, due 09/01/10, total to be received $53,711(j)	53,711
	Total Repurchase Agreements (Cost $906,590)	906,590
	Total Investment Securities (Cost $52,216,150) — 100.2%	49,821,897
	Liabilities in excess of other assets — (0.2%)	(95,012)
	Net Assets — 100.0%	$49,726,885

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/10, the aggregate amount held in a segregated account was $7,253,404.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 8.00%, due 01/15/21 to 07/20/60; U.S. Treasury Notes, 0% to 5.13%, due 06/30/11 to 04/15/29, which had a total value of $74,673. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 8.00%, due 01/20/18 to 05/15/53; U.S. Treasury Notes, 1.38% to 4.00%, due 05/15/13 to 01/15/17, which had a total value of $173,850. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 07/28/11 to 08/25/11; U.S. Treasury Bonds, 3.50%, due 02/15/39; U.S. Treasury Notes, 1.50% to 3.00%, due 12/31/13 to 09/30/16, which had a total value of $84,471. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/13/12; Federal Home Loan Bank, 0%, due 12/10/10 to 09/10/13; Federal Home Loan Mortgage Corp., 0% to 2.00%, due 05/05/11 to 06/30/25; Federal National Mortgage Association, 3.60% to 5.00%, due 11/10/16 to 02/13/17, which had a total value of $28,975. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/01/10 to 02/23/11; Federal Home Loan Mortgage Corp., 0% to 5.00%, due 10/13/10 to 01/30/14; Federal National Mortgage Association, 0% to 6.63%, due 09/10/10 to 04/18/36, which had a total value of $115,900. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes schedules of portfolio investments.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 09/16/10 to 08/25/11, which had a total value of $30,220. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 5.38%, due 09/03/10 to 06/21/32; Federal Home Loan Bank, 0% to 7.45%, due 09/10/10 to 03/25/30; Federal Home Loan Mortgage Corp., 0% to 2.88%, due 05/04/11 to 02/09/15; Federal National Mortgage Association, 0% to 2.38%, due 09/30/10 to 07/28/15; U.S. Treasury Bonds, 0% to 11.25%, due 11/15/10 to 08/15/40; U.S. Treasury Notes, 0.88% to 5.13%, due 04/30/11 to 11/15/18, which had a total value of $163,932. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 10/01/10 to 09/22/14; Federal Home Loan Bank, 0%, due 12/09/10 to 07/17/17; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; Federal National Mortgage Association, 0%, due 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 09/15/10 to 05/15/20; U.S. Treasury Notes, 0.50% to 4.88%, due 01/15/11 to 07/15/20, which had a total value of $197,918. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Note, 0.75%, due 08/15/13, which had a total value of $54,785. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$975,648
Aggregate gross unrealized depreciation	(3,499,189)
Net unrealized depreciation	$(2,523,541)
Federal income tax cost of investments	$52,345,438

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of August 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Credit Suisse 130/30 Large Cap Index	$(2,004,538)	$130,445

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Credit Suisse 130/30 Large Cap Index	2,325,831	(171,056)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	(13,070,037)	958,722

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	13,684,297	(1,047,899)

		$(129,788)

See accompanying notes schedules of portfolio investments.

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2010 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of unlimited shares at no par value and is comprised of 99 operational Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is a “non-diversified” series of the Trust pursuant to 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the “Advisor”) of 1,428 shares of ProShares Short S&P 500 at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates. In June 2009, the Financial Accounting Standards Board (“FASB”) announced that for financial statements issued for interim and annual periods ending after September 15, 2009, the FASB Accounting Standards CodificationTM (“ASC” or the “Codification”) would become the sole source of authoritative generally accepted accounting principles. Accordingly, these Notes to Financial Statements no longer contain references to pre-Codification accounting standards.

Investment Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ Stock Market, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments, except that fixed income securities may be valued at amortized cost, which approximates value.

Derivatives (e.g., futures and swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2010 (Unaudited)

current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The following is a summary of the valuations as of August 31, 2010 for each Fund based upon the three levels defined above:

At August 31, 2010 there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type.

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Rights / Warrants	U.S. Treasury Obligations	U.S. Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra QQQ®	$547,128,176	$(1,689,612)	—	—	$21,505,125	$205,404,804	$(85,690,184)	$774,038,105	$(87,379,796)
Ultra Dow30SM	161,132,258	779,158	—	—	13,505,336	113,236,226	(27,372,585)	287,873,820	(26,593,427)
Ultra S&P500®	1,185,860,884	597,163	—	—	17,397,837	143,962,152	(53,548,595)	1,347,220,873	(52,951,432)
Ultra Russell3000	4,187,781	—	—	—	81,646	722,898	274,098	4,992,325	274,098
Ultra MidCap400	65,604,225	5,789	—	—	2,544,230	21,626,729	(2,700,148)	89,775,184	(2,694,359)
Ultra SmallCap600	33,610,445	(12,378)	—	—	545,731	4,714,010	(2,497,830)	38,870,186	(2,510,208)
Ultra Russell2000	138,756,697	(848,300)	—	—	7,833,052	68,443,539	(25,541,810)	215,033,288	(26,390,110)
UltraPro QQQ®	51,960,348	(235,599)	—	—	388,244	6,993,243	(121,800)	59,341,835	(357,399)
UltraPro Dow30SM	6,072,348	19,526	—	—	250,247	4,912,379	(86,420)	11,234,974	(66,894)
UltraPro S&P500®	153,424,287	113,515	—	—	4,151,889	34,366,632	(10,236,609)	191,942,808	(10,123,094)
UltraPro MidCap400	15,740,798	11,696	—	—	565,041	4,740,265	(1,102,222)	21,046,104	(1,090,526)
UltraPro Russell2000	16,398,206	(260,399)	—	—	358,183	7,190,715	(2,359,806)	23,947,104	(2,620,205)
Ultra Russell1000 Value	10,245,892	—	—	—	342,018	3,920,595	(2,032,467)	14,508,505	(2,032,467)
Ultra Russell1000 Growth	10,402,915	—	—	—	273,008	2,746,999	(927,126)	13,422,922	(927,126)
Ultra Russell MidCap Value	2,858,168	—	—	—	367,183	4,404,544	(335,554)	7,629,895	(335,554)
Ultra Russell MidCap Growth	4,445,012	—	—	—	387,891	4,656,812	(584,225)	9,489,715	(584,225)
Ultra Russell2000 Value	10,897,627	—	—	—	359,087	4,709,969	(1,132,128)	15,966,683	(1,132,128)
Ultra Russell2000 Growth	13,276,286	—	—	—	557,198	6,151,629	(3,617,962)	19,985,113	(3,617,962)
Ultra Basic Materials	114,914,985	—	—	—	15,462,087	127,096,599	22,181,264	257,473,671	22,181,264
Ultra Consumer Goods	15,129,795	—	—	—	436,166	3,642,291	210,763	19,208,252	210,763
Ultra Consumer Services	13,151,398	—	—	—	585,732	4,829,461	(1,617,990)	18,566,591	(1,617,990)
Ultra Financials	904,685,295	—	—	—	40,662,611	335,503,647	(135,772,192)	1,280,851,553	(135,772,192)
Ultra Health Care	43,073,950	—	—	—	573,664	4,811,973	(2,623,918)	48,459,587	(2,623,918)
Ultra Industrials	27,217,727	—	—	—	569,526	4,748,458	(1,969,504)	32,535,711	(1,969,504)
Ultra KBW Regional Banking	5,704,643	—	—	—	179,340	1,538,117	(968,813)	7,422,100	(968,813)
Ultra Nasdaq Biotechnology	3,249,638	—	—	—	180,090	1,479,364	(660,463)	4,909,092	(660,463)
Ultra Oil & Gas	317,685,237	—	—	—	6,800,437	56,427,434	(30,224,480)	380,913,108	(30,224,480)
Ultra Real Estate	322,694,486	—	—	—	14,431,997	119,672,033	30,488,328	456,798,516	30,488,328
Ultra Semiconductors	47,586,347	—	—	—	3,285,804	26,996,760	(14,294,817)	77,868,911	(14,294,817)
Ultra Technology	75,190,571	—	—	—	2,425,917	20,032,973	(8,726,913)	97,649,461	(8,726,913)
Ultra Telecommunications	3,100,552	—	—	—	180,964	2,695,279	(76,771)	5,976,795	(76,771)
Ultra Utilities	19,057,607	—	—	—	298,648	2,524,932	1,059,403	21,881,187	1,059,403
Ultra MSCI EAFE	—	—	—	—	693,575	8,993,712	(260,580)	9,687,287	(260,580)
Ultra MSCI Emerging Markets	9,250,642	—	—	—	1,725,809	18,170,805	116,086	29,147,256	116,086
Ultra MSCI Europe	—	—	—	—	202,017	2,223,218	154,088	2,425,235	154,088
Ultra MSCI Pacific ex-Japan	—	—	—	—	228,034	2,186,663	157,560	2,414,697	157,560
Ultra MSCI Brazil	—	—	—	—	494,948	4,927,141	(55,396)	5,422,089	(55,396)
Ultra FTSE/Xinhua China 25	—	—	—	—	2,866,612	33,516,323	(898,950)	36,382,935	(898,950)
Ultra MSCI Japan	—	—	—	—	687,515	8,280,026	(297,219)	8,967,541	(297,219)
Ultra MSCI Mexico Investable Market	—	—	—	—	239,163	2,478,040	(235,352)	2,717,203	(235,352)
Ultra 7-10 Year Treasury	—	(1,150)	—	$9,876,515	537,325	4,725,517	2,556,323	15,139,357	2,555,173
Ultra 20+ Year Treasury	—	6,362	—	10,535,180	591,613	6,116,515	3,019,168	17,243,308	3,025,530
Short QQQ®	—	1,674,393	—	—	24,508,550	227,720,578	10,899,409	252,229,128	12,573,802
Short Dow30SM	—	1,625,490	—	—	32,044,659	286,692,155	8,112,118	318,736,814	9,737,608
Short S&P500®	—	13,640,976	—	—	255,382,907	2,368,417,907	39,176,136	2,623,800,814	52,817,112
Short MidCap400	—	120,132	—	—	3,633,248	35,425,408	2,087,263	39,058,656	2,207,395
Short SmallCap600	—	91,054	—	—	3,035,713	29,721,555	1,205,627	32,757,268	1,296,681
Short Russell2000	—	4,515,095	—	—	40,731,130	371,730,058	22,086,178	412,461,188	26,601,273
UltraShort QQQ®	—	11,655,882	—	—	78,515,326	882,655,652	74,930,490	961,170,978	86,586,372
UltraShort Dow30SM	—	4,966,753	—	—	42,140,229	477,342,538	20,060,963	519,482,767	25,027,716
UltraShort S&P500®	—	28,924,389	—	—	289,687,708	3,340,233,456	134,955,890	3,629,921,164	163,880,279
UltraShort Russell3000	—	—	—	—	198,187	2,237,795	50,622	2,435,982	50,622
UltraShort MidCap400	—	246,983	—	—	3,396,955	34,209,380	3,013,207	37,606,335	3,260,190
UltraShort SmallCap600	—	152,096	—	—	2,135,902	25,360,228	851,345	27,496,130	1,003,441
UltraShort Russell2000	—	10,692,276	—	—	50,066,626	525,326,127	54,850,783	575,392,753	65,543,059
UltraPro Short QQQ®	—	507,136	—	—	1,522,937	39,365,608	6,645,184	40,888,545	7,152,320
UltraPro Short Dow30SM	—	329,867	—	—	1,599,504	29,683,793	1,878,392	31,283,297	2,208,259
UltraPro Short S&P500®	—	6,260,134	—	—	24,825,213	365,695,458	(5,624,732)	390,520,671	635,402
UltraPro Short MidCap400	—	71,599	—	—	425,771	5,465,205	(165,543)	5,890,976	(93,944)

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2010 (Unaudited)

UltraPro Short Russell2000	—	779,257	—	—	1,513,186	27,979,475	3,655,652	29,492,661	4,434,909
UltraShort Russell1000 Value	—	—	—	—	568,596	6,155,408	790,069	6,724,004	790,069
UltraShort Russell1000 Growth	—	—	—	—	853,635	9,225,519	848,124	10,079,154	848,124
UltraShort Russell MidCap Value	—	—	—	—	676,034	7,596,781	208,193	8,272,815	208,193
UltraShort Russell MidCap Growth	—	—	—	—	730,310	7,666,743	583,040	8,397,053	583,040
UltraShort Russell2000 Value	—	—	—	—	1,285,018	14,051,998	567,658	15,337,016	567,658
UltraShort Russell2000 Growth	—	—	—	—	2,060,999	23,055,254	770,983	25,116,253	770,983
Short Basic Materials	—	—	—	—	428,090	4,493,914	207,245	4,922,004	207,245
Short Financials	—	—	—	—	10,756,239	106,884,468	7,075,851	117,640,707	7,075,851
Short KBW Regional Banking	—	—	—	—	2,403,608	23,037,850	975,781	25,441,458	975,781
Short Oil & Gas	—	—	—	—	1,009,315	10,349,276	662,122	11,358,591	662,122
Short Real Estate	—	—	—	—	3,625,217	33,680,712	(892,435)	37,305,929	(892,435)
UltraShort Basic Materials	—	—	—	—	9,235,112	118,504,929	(3,911,400)	127,740,041	(3,911,400)
UltraShort Consumer Goods	—	—	—	—	1,130,275	13,032,781	61,415	14,163,056	61,415
UltraShort Consumer Services	—	—	—	—	3,451,757	41,044,274	1,988,381	44,496,031	1,988,381
UltraShort Financials	—	—	—	—	36,455,036	448,386,639	74,987,367	484,841,675	74,987,367
UltraShort Health Care	—	—	—	—	424,211	4,974,047	403,977	5,398,258	403,977
UltraShort Industrials	—	—	—	—	1,052,210	12,153,651	1,551,339	13,205,861	1,551,339
UltraShort Nasdaq Biotechnology	—	—	—	—	391,020	6,123,165	995,328	6,514,185	995,328
UltraShort Oil & Gas	—	—	—	—	10,319,743	108,142,997	14,983,958	118,462,740	14,983,958
UltraShort Real Estate	—	—	—	—	35,218,608	414,457,392	(48,778,862)	449,676,000	(48,778,862)
UltraShort Semiconductors	—	—	—	—	2,589,500	29,544,815	4,237,299	32,134,315	4,237,299
UltraShort Technology	—	—	—	—	1,970,506	25,641,623	2,260,362	27,612,129	2,260,362
UltraShort Telecommunications	—	—	—	—	163,068	1,926,103	(179,461)	2,089,171	(179,461)
UltraShort Utilities	—	—	—	—	498,141	5,416,008	(329,347)	5,914,149	(329,347)
Short MSCI EAFE	—	—	—	—	13,186,525	126,317,793	1,082,055	139,504,318	1,082,055
Short MSCI Emerging Markets	—	—	—	—	24,288,025	233,221,340	(4,474,886)	257,509,365	(4,474,886)
Short FTSE/Xinhua China 25	—	—	—	—	704,416	6,186,122	(64,225)	6,890,538	(64,225)
UltraShort MSCI EAFE	—	—	—	—	3,253,751	36,541,496	(2,014,489)	39,795,247	(2,014,489)
UltraShort MSCI Emerging Markets	—	—	—	—	11,488,512	146,358,701	(13,235,939)	157,847,213	(13,235,939)
UltraShort MSCI Europe	—	—	—	—	6,804,731	73,696,159	(2,530,158)	80,500,890	(2,530,158)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	207,796	3,193,683	(864,798)	3,401,479	(864,798)
UltraShort MSCI Brazil	—	—	—	—	2,505,717	38,979,371	(4,702,373)	41,485,088	(4,702,373)
UltraShort FTSE/Xinhua China 25	—	—	—	—	21,816,264	263,319,862	(2,054,122)	285,136,126	(2,054,122)
UltraShort MSCI Japan	—	—	—	—	1,506,003	16,233,876	433,720	17,739,879	433,720
UltraShort MSCI Mexico Investable Market	—	—	—	—	403,198	3,786,857	438,254	4,190,055	438,254
Short 20+ Year Treasury	—	(31)	—	—	47,477,927	457,070,161	(53,445,639)	504,548,088	(53,445,670)
UltraShort 7-10 Year Treasury	—	7,978	—	—	31,833,859	395,364,104	(96,126,511)	427,197,963	(96,118,533)
UltraShort 20+ Year Treasury	—	(438)	—	—	397,834,531	4,965,002,674	(1,174,162,292)	5,362,837,205	(1,174,162,730)
Credit Suisse 130/30	48,818,053	—	—	—	97,254	906,590	(129,788)	49,821,897	(129,788)

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

In January 2010, FASB issued Accounting Standards Update 2010-06 to ASC 820 “Fair Value Measurements and Disclosures.” The requirements set forth in the update include the disclosure of significant transfers of securities to and from each level on a gross basis along with the reasons for the transfers.  The update also requires disclosure of Level 3 gross purchases and sales within the rollforward of Level 3 investments.  The update is effective for interim and annual reporting periods beginning after December 15, 2009, except that disclosure of gross purchases and sales in the Level 3 rollforward is effective for interim and annual periods beginning after December 15, 2010.  The Funds disclose significant transfers between levels based on valuations at the end of the reporting period.  There were no significant transfers between Level 1, 2, or 3 as of August 31, 2010, based on levels assigned to securities on May 31, 2010.

American Depositary Receipts (“ADRs”)

Certain Funds may invest in ADRs. For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid certain risks related to investing in foreign securities in non-U.S. markets.

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a security — typically a debt security — and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly; therefore, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2010 (Unaudited)

the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Accounting for Derivatives Instruments

In seeking to achieve each Fund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate the inverse, multiple, or multiple inverse performance of its benchmark, as appropriate, based upon each Fund’s investment objective.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period. Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

The Funds may purchase or sell index futures contracts as a substitute for a comparable market position in the underlying securities. An index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific index futures contract and the price at which the agreement is made. The underlying stocks or bonds in the index are not physically delivered.

Upon entering into a contract, each Fund is required to deposit and maintain as collateral, at least such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, as disclosed in the Statement of Assets and Liabilities, and is restricted as to its use. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Each Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts in which the Funds invest involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. Additional risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

Swap agreements are two-party contracts entered into primarily with institutional investors for periods ranging from one day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rate of return) earned or realized on particular predetermined investments or instruments.

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to create an economic hedge against a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, each Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). When investing in index swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index, or to a component of the underlying index. In a “long” swap agreement, the counterparty will generally agree to pay each Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. Each Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to each Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by each Fund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by each Fund on the notional amount are recorded

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2010 (Unaudited)

as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements in which the Funds invest involve, to varying degrees, elements of market risk (equity price risk for all Funds except for ProShares Short 20+ Year Treasury, Ultra and UltraShort 7-10 Year Treasury and Ultra and UltraShort 20+ Year Treasury Funds, which are primarily subject to interest rate risk) and exposure to loss in excess of the unrealized gain/loss reflected.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of each Fund. Additional risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms which is a counterparty to a swap agreement is monitored by the Advisor. The Advisor may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at August 31, 2010 contractually terminate within twenty-one months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the “unrealized appreciation or depreciation” amount existing at the date of termination.

The Funds collateralize swap agreements with certain securities and cash equivalents as indicated on their Schedule of Portfolio Investments, and such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral.

The Funds may remain subject to credit risk with respect to the amounts they expect to receive from counterparties, as those amounts are not always similarly collateralized by the counterparty for the benefit of the Funds. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expense Allocations with Affiliated Entities

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

3. Risk

•        Concentration Risk

The Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Correlation and Compounding Risk

A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such securities or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2010 (Unaudited)

Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder a Fund’s ability to meet its daily investment objective on that day. By the close of the markets each trading day, each Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with its investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple or a multiple of the inverse of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a Fund to be either greater than or less than the index performance (or the inverse of the index performance) times the stated multiple in the Fund’s objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index may cause a decrease in the performance relative to the index performance times the stated fund multiple. Investors should monitor their holdings consistent with their strategies, as frequently as daily.

•        Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating, at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

At August 31, 2010, the Ultra Russell3000, Ultra Basic Materials, Ultra MSCI Europe, Ultra MSCI Pacific ex-Japan, Ultra 7-10 Year Treasury, Ultra 20+ Year Treasury, Short MidCap400, UltraShort MidCap400, UltraShort Russell2000, UltraPro Short QQQ, UltraPro Short Rusell2000, UltraShort Russell1000 Value, UltraShort Financials, UltraShort Health Care, UltraShort Industrials, UltraShort Nasdaq Biotechnology, UltraShort Oil & Gas, UltraShort Semiconductors, UltraShort Technology and UltraShort MSCI Mexico Investable Market Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Leverage Risk

The Funds use investment techniques that may be considered aggressive, including the use of futures contracts and swap agreements. The Funds’ investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Funds to potentially dramatic changes (losses or gains) in the value of the instruments.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

4. Subsequent Event

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
October 27, 2010

By:	/s/ Charles Todd
Charles Todd
Treasurer
October 27, 2010